UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-104512
Pre-Effective Amendment No.□
Post-Effective Amendment No. 27☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 469☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America Elite Venue Annuity®
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 88. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Huntington VA Funds

•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account and/or the Guaranteed Term Options.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Annuity Option.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.

Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the annual amount available for withdrawal under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option	0.20% [6]
Total Variable Account Charges (including this option only)	1.95%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option)	0.20%
Total Variable Account Charges (including this option only)	1.95%
Combination Enhanced Death Benefit II Option	0.35% [7]
Total Variable Account Charges (including this option only)	2.10%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option)	0.30% [8]
Total Variable Account Charges (including this option only)	2.05%
Spousal Protection Annuity Option	0.20% [9]
Total Variable Account Charges (including this option only)	1.95%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	2.10%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Lifetime Income Option	1.00% [11]
Total Variable Account Charges (including this option only)	2.75%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Capital Preservation Plus Option	0.50%
Total Variable Account Charges (including this option only)	2.25%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders (with charges assessed annually as a percentage of the Current Income Benefit Base)[12]
Nationwide Lifetime Income Riders (an applicant may purchase one):
5% Nationwide Lifetime Income Rider (only available in NY)	1.00% [13]
7% Nationwide Lifetime Income Rider (not available in NY)	1.00% [14]

Recurring Contract Expenses
10% Nationwide Lifetime Income Rider	1.20% [15]
Joint Options (an applicant may purchase one only if the corresponding Nationwide Lifetime Income Rider is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (only available in NY)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider (not available in NY)	0.15%
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in NY)	0.30% [16]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
10% Nationwide Lifetime Income Rider	1.20% [17]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [17]
Maximum Possible Total Variable Account Charges	4.15% [18]

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greatest of:
•	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;
•	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	For those contracts with a Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[8]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[9]	For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.
[12]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.

[13]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[14]	Currently, the charge associated with the 7% Nationwide Lifetime Income Rider is equal to 0.95% of the Current Income Benefit Base.
[15]	Currently, the charge associated with the 10% Nationwide Lifetime Income Rider is equal to 1.00% of the Current Income Benefit Base.
[16]	Currently, the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is equal to 0.20% of the Current Income Benefit Base.
[17]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[18]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.41%	4.21%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.15%)[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.21%)	$1,578	$3,035	$4,070	$7,426	*	$2,535	$4,070	$7,426	$878	$2,535	$4,070	$7,426
Minimum Total Underlying Mutual Fund Operating Expenses (0.41%)	$1,179	$1,939	$2,404	$4,834	*	$1,439	$2,404	$4,834	$479	$1,439	$2,404	$4,834
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Month Enhanced Death Benefit II Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Month Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.
•	The Combination Enhanced Death Benefit II Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if a Nationwide Lifetime Income Rider is elected.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.

10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7%  Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the  charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. The Joint Option is not available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.

Charges for Optional Benefits
The charges associated with optional benefits are only assessed prior to annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide's General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.

•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, transfer rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.75% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.

Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.55% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least four years.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
Spousal Protection Annuity Option
A Spousal Protection Annuity Option is available under the contract at the time of application, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. If an applicant elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets. For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. Nationwide may realize a profit from the charge assessed for this option.
The benefit associated with the Spousal Protection Annuity Option will be applied if the following conditions are met:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the Co-Annuitant's age at the time of the first Annuitant's death.
The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant's death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant's death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:

1)	A Guaranteed Term Option corresponding to the length of the elected program period;
2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts' performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:

•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Fixed Account Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.

If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if a Nationwide Lifetime Income Rider is elected. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.

Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner's election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.

Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On each five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the Contract Owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value. Nationwide will provide the Contract Owner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the Contract Owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a Contract Owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the Contract Owner does not wish to reset the lifetime withdrawal base. Nationwide reserves the right to limit the number of reset opportunities to one.
If the Contract Owner chooses to reset the lifetime withdrawal base, the Contract Owner will be assessed the charge for the CPPLI Option that is in effect as of the date of the election to reset the lifetime withdrawal base. Additionally, the Lifetime Withdrawal Percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply. The Lifetime Withdrawal Percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner's right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program's guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
Example: If the Contract Owner's initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.

Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.

If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner's death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 10% Nationwide L.inc Rider may keep the 10% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. Currently, the charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.

The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2010, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later), but before May 1, 2010, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.

Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.

Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
Upon state approval of the 10% Nationwide Lifetime Income Rider, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The 7% Nationwide Lifetime Income Rider is not available in the State of New York. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 7% Nationwide L.inc Rider may keep the 7% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.

Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the

Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.

For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or Joint Annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued in the State of New York, the 5% Nationwide Lifetime Income Rider is available under the contract at the time of application. For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at anytime. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, contracts that are purchased in the normal course of business with the 5% Nationwide L.inc Rider may keep the 5% Nationwide L.inc Rider even after such contract becomes beneficially owned. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 5% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider or the Capital Preservation Plus Lifetime Income Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.

Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract after the option is elected constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.

For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner's Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year's Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:

(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner's Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner's individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal

Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner's most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner's Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.

For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Annuity Option.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.20% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is not available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus

(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Purchase Payment Credits applied.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is only available in the State of New York.
The charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;

(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Annuity Option associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Annuity Option is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized; or
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment.
Additionally, in the situations described in (1) and (3) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10%. After the benefit is paid, the charge associated with the Beneficiary Protector II Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option, provided all of the requirements set forth in the Spousal Protection Annuity Option section are met.

If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be the Contract Owner's spouse);
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	contingent annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.75% to 3.65% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.

Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.

Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below. Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.

Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers are not subject to short-term trading fees.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the Capital Preservation Plus Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form. Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP, CPPLI, or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Funds.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the benficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (One-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (One-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
(1) the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2) the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3) the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.

The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:

		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuity Commencement Date and the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider
If the Contract Owner elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, Nationwide will, approximately three months before the Annuity Commencement Date, notify the Contract Owner of the impending Annuity Commencement Date and give the Contract Owner the opportunity to defer the Annuity Commencement Date in order to preserve the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.

The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.

Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.75% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-104512

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund was developed primarily for use in connection with living benefits that are available in this contract or other contracts that Nationwide offers. The underlying mutual fund is designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. The fund uses a volatility overlay to minimize the costs and risks to Nationwide of supporting the living benefit guarantees. This could create a conflict of interest between the beneficial shareholders and Nationwide. In light of the fund's design, additional consideration should be given to whether investment in this fund is appropriate without election of a living benefit.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (formerly, Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Investment Objective:	To create an allocation mix which will maximize return while capturing the benefits of asset class diversification in periods of market volatility.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.
Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (formerly, Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Ivy Funds Variable Insurance Portfolios - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.
Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II (formerly, Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income principally derived from interest on debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Long-term capital appreciation.
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 3.65%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.438026	16.630891	15.19%	5,591
2011	13.853680	14.438026	4.22%	5,808
2010	12.500366	13.853680	10.83%	5,656
2009	10.571782	12.500366	18.24%	5,741
2008	18.144090	10.571782	-41.73%	5,922
2007	17.612985	18.144090	3.02%	11,310
2006	15.323276	17.612985	14.94%	11,265
2005	14.910135	15.323276	2.77%	13,359
2004	13.644490	14.910135	9.28%	14,930
2003*	10.000000	13.644490	36.44%	2,368
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.987746	23.263995	16.39%	51,061
2011	22.262631	19.987746	-10.22%	59,616
2010	17.899440	22.262631	24.38%	57,578
2009	12.770620	17.899440	40.16%	34,311
2008	20.230378	12.770620	-36.87%	14,992
2007	20.282891	20.230378	-0.26%	1,825
2006	18.076044	20.282891	12.21%	1,843
2005	17.252945	18.076044	4.77%	1,911
2004	14.747238	17.252945	16.99%	2,751
2003*	10.000000	14.747238	47.47%	1,254
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.123337	1.23%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.721610	14.476590	5.50%	425,493
2011	12.497477	13.721610	9.80%	452,055
2010	12.100594	12.497477	3.28%	491,781
2009	11.174654	12.100594	8.29%	377,266
2008	11.557301	11.174654	-3.31%	197,070
2007	10.744215	11.557301	7.57%	114,503
2006	10.764197	10.744215	-0.19%	103,664
2005	10.786832	10.764197	-0.21%	83,724
2004	10.376039	10.786832	3.96%	36,273
2003*	10.000000	10.376039	3.76%	888
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.360944	16.148867	12.45%	477
2011	14.210230	14.360944	1.06%	515
2010	12.702518	14.210230	11.87%	554
2009	10.977647	12.702518	15.71%	597
2008	17.118633	10.977647	-35.87%	650
2007	17.501112	17.118633	-2.19%	2,436
2006	15.248165	17.501112	14.78%	2,472
2005	14.848231	15.248165	2.69%	2,514
2004	13.424590	14.848231	10.60%	2,559
2003*	10.000000	13.424590	34.25%	1,580
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.631589	15.565748	14.19%	140,540
2011	13.991845	13.631589	-2.57%	159,977
2010	11.969492	13.991845	16.90%	156,980
2009	9.385566	11.969492	27.53%	117,177
2008	12.654442	9.385566	-25.83%	62,806
2007	13.201290	12.654442	-4.14%	45,745
2006	11.175422	13.201290	18.13%	21,204
2005*	10.000000	11.175422	11.75%	4,836
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	528,514
2011	12.978965	12.288096	-5.32%	535,597
2010	12.035254	12.978965	7.84%	514,898
2009*	10.000000	12.035254	20.35%	218,544
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.473298	23.280544	13.71%	92,208
2011	20.720623	20.473298	-1.19%	105,966
2010	16.760592	20.720623	23.63%	112,539
2009	13.644443	16.760592	22.84%	57,584
2008	20.102320	13.644443	-32.13%	33,527
2007	20.597299	20.102320	-2.40%	28,474
2006	18.322676	20.597299	12.41%	31,107
2005	17.390155	18.322676	5.36%	25,651
2004	14.521723	17.390155	19.75%	12,320
2003*	10.000000	14.521723	45.22%	273

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.764267	16.749922	13.45%	137,863
2011	14.787085	14.764267	-0.15%	145,392
2010	13.140125	14.787085	12.53%	153,824
2009	10.610643	13.140125	23.84%	151,239
2008	17.230487	10.610643	-38.42%	118,808
2007	16.705238	17.230487	3.14%	105,879
2006	14.757838	16.705238	13.20%	92,999
2005	14.382267	14.757838	2.61%	72,780
2004	13.265137	14.382267	8.42%	38,967
2003*	10.000000	13.265137	32.65%	2,338
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.975323	17.286242	8.21%	82,470
2011	14.952491	15.975323	6.84%	82,356
2010	13.228460	14.952491	13.03%	81,040
2009	11.015450	13.228460	20.09%	62,040
2008	15.953656	11.015450	-30.95%	44,436
2007	15.198002	15.953656	4.97%	38,292
2006	13.310580	15.198002	14.18%	51,956
2005	13.011223	13.310580	2.30%	32,641
2004	12.636845	13.011223	2.96%	19,313
2003*	10.000000	12.636845	26.37%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	518
2009	8.430458	10.416903	23.56%	441
2008	13.789376	8.430458	-38.86%	290
2007	15.821007	13.789376	-12.84%	290
2006	15.554423	15.821007	1.71%	290
2005	14.997346	15.554423	3.71%	555
2004	13.746125	14.997346	9.10%	768
2003*	10.000000	13.746125	37.46%	290
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
2006	13.593219	15.463850	13.76%	0
2005	13.604024	13.593219	-0.08%	0
2004	12.927207	13.604024	5.24%	0
2003*	10.000000	12.927207	29.27%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.413950	13.348274	7.53%	76,330
2011	12.387889	12.413950	0.21%	100,129
2010	11.644119	12.387889	6.39%	124,631
2009	9.863406	11.644119	18.05%	142,580
2008	10.859284	9.863406	-9.17%	147,285
2007	10.513347	10.859284	3.29%	169,012
2006	10.296493	10.513347	2.11%	135,386
2005	10.376971	10.296493	-0.78%	107,568
2004	10.222441	10.376971	1.51%	32,420
2003*	10.000000	10.222441	2.22%	6,380
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.853500	12.994518	9.63%	162,906
2011	12.115952	11.853500	-2.17%	174,765
2010	10.956998	12.115952	10.58%	182,983
2009	8.996925	10.956998	21.79%	164,799
2008	12.237236	8.996925	-26.48%	48,979
2007	11.488747	12.237236	6.51%	18,713
2006	10.670550	11.488747	7.67%	21,651
2005*	10.000000	10.670550	6.71%	909
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.829064	13.140604	11.09%	697,356
2011	12.190669	11.829064	-2.97%	655,266
2010	10.852605	12.190669	12.33%	723,578
2009	8.592820	10.852605	26.30%	551,215
2008	13.015105	8.592820	-33.98%	265,376
2007	12.047375	13.015105	8.03%	199,962
2006	10.976545	12.047375	9.76%	117,671
2005*	10.000000	10.976545	9.77%	88,120
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.525200	13.042099	13.16%	51,475
2011	12.071604	11.525200	-4.53%	50,105
2010	10.601792	12.071604	13.86%	42,538
2009	8.225886	10.601792	28.88%	49,100
2008	13.541827	8.225886	-39.26%	15,606
2007	12.409354	13.541827	9.13%	32,390
2006	11.184232	12.409354	10.95%	26,220
2005*	10.000000	11.184232	11.84%	21,638
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.509505	15.958849	2.90%	63,186
2011	16.651031	15.509505	-6.86%	66,766
2010	14.222735	16.651031	17.07%	83,906
2009	9.809426	14.222735	44.99%	90,858
2008	21.898425	9.809426	-55.20%	74,473
2007	15.304969	21.898425	43.08%	73,559
2006	13.357393	15.304969	14.58%	56,123
2005*	10.000000	13.357393	33.57%	16,697

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.552109	16.735236	15.00%	270,976
2011	14.714425	14.552109	-1.10%	349,821
2010	13.032263	14.714425	12.91%	339,049
2009	10.212523	13.032263	27.61%	241,204
2008	18.176748	10.212523	-43.82%	202,032
2007	18.269816	18.176748	-0.51%	182,146
2006	15.504390	18.269816	17.84%	155,265
2005	14.947116	15.504390	3.73%	115,192
2004	13.676909	14.947116	9.29%	59,804
2003*	10.000000	13.676909	36.77%	1,829
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.711717	16.535427	12.40%	108,261
2011	14.978073	14.711717	-1.78%	118,091
2010	12.307758	14.978073	21.70%	138,430
2009	9.789375	12.307758	25.73%	121,324
2008	18.910316	9.789375	-48.23%	110,723
2007	15.197310	18.910316	24.43%	84,871
2006	14.513399	15.197310	4.71%	63,785
2005	14.000748	14.513399	3.66%	42,058
2004	13.818654	14.000748	1.32%	26,773
2003*	10.000000	13.818654	38.19%	615
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.181320	13.675795	3.75%	1,225,415
2011	12.533669	13.181320	5.17%	1,196,556
2010	11.861582	12.533669	5.67%	1,252,195
2009	10.455436	11.861582	13.45%	1,697,557
2008	11.023236	10.455436	-5.15%	1,457,926
2007	10.780356	11.023236	2.25%	1,527,835
2006	10.536024	10.780356	2.32%	573,993
2005	10.523767	10.536024	0.12%	108,330
2004	10.280466	10.523767	2.37%	42,181
2003*	10.000000	10.280466	2.80%	1,087
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.916990	25.793803	12.55%	260,908
2011	26.163996	22.916990	-12.41%	292,171
2010	20.711886	26.163996	26.32%	321,582
2009	15.084376	20.711886	37.31%	320,254
2008	25.422593	15.084376	-40.67%	249,074
2007	22.436487	25.422593	13.31%	230,176
2006	20.315297	22.436487	10.44%	195,611
2005	17.519636	20.315297	15.96%	147,988
2004	14.304553	17.519636	22.48%	79,588
2003*	10.000000	14.304553	43.05%	3,470

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.688360	18.554195	18.27%	593
2011	19.317013	15.688360	-18.78%	1,594
2010	17.425249	19.317013	10.86%	1,594
2009	14.051348	17.425249	24.01%	1,594
2008	25.521269	14.051348	-44.94%	1,594
2007	22.193606	25.521269	14.99%	1,594
2006	19.179150	22.193606	15.72%	1,746
2005	16.433121	19.179150	16.71%	2,702
2004	14.760564	16.433121	11.33%	2,702
2003*	10.000000	14.760564	47.61%	1,040
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.499655	12.425045	18.34%	147,066
2011	12.935952	10.499655	-18.83%	168,812
2010	11.669470	12.935952	10.85%	178,059
2009	9.411523	11.669470	23.99%	169,372
2008	17.089649	9.411523	-44.93%	145,582
2007	14.860462	17.089649	15.00%	141,712
2006	12.837627	14.860462	15.76%	124,438
2005	11.003353	12.837627	16.67%	68,958
2004*	10.000000	11.003353	10.03%	33,488
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.088260	22.580709	24.84%	6,754
2011	20.239014	18.088260	-10.63%	7,348
2010	16.304818	20.239014	24.13%	7,757
2009	10.559959	16.304818	54.40%	8,282
2008	22.064612	10.559959	-52.14%	9,584
2007	21.300753	22.064612	3.59%	9,843
2006	18.687545	21.300753	13.98%	12,936
2005	18.568815	18.687545	0.64%	12,088
2004	16.601913	18.568815	11.85%	6,098
2003*	10.000000	16.601913	66.02%	1,021
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	382,080
2011	11.517649	11.586341	0.60%	411,962
2010	10.404178	11.517649	10.70%	475,439
2009	7.809563	10.404178	33.22%	442,502
2008	11.299943	7.809563	-30.89%	342,705
2007	11.085844	11.299943	1.93%	321,073
2006*	10.000000	11.085844	10.86%	46,305

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.341438	17.975242	10.00%	66,354
2011	15.690609	16.341438	4.15%	72,610
2010	13.237176	15.690609	18.53%	92,368
2009	11.481566	13.237176	15.29%	107,533
2008	16.030637	11.481566	-28.38%	124,663
2007	16.768456	16.030637	-4.40%	143,427
2006	14.571240	16.768456	15.08%	163,966
2005	14.338735	14.571240	1.62%	151,473
2004	13.147979	14.338735	9.06%	94,812
2003*	10.000000	13.147979	31.48%	2,163
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.475326	23.815169	16.31%	236,748
2011	21.653562	20.475326	-5.44%	283,285
2010	17.188036	21.653562	25.98%	279,961
2009	13.545032	17.188036	26.90%	427,776
2008	20.582439	13.545032	-34.19%	92,577
2007	21.461905	20.582439	-4.10%	86,628
2006	18.672305	21.461905	14.94%	71,941
2005	17.472125	18.672305	6.87%	55,135
2004	14.370679	17.472125	21.58%	23,823
2003*	10.000000	14.370679	43.71%	1,964
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	141,131
2011	9.118982	8.821565	-3.26%	142,660
2010	8.418116	9.118982	8.33%	146,115
2009	6.578070	8.418116	27.97%	108,466
2008*	10.000000	6.578070	-34.22%	14,897
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.168719	16.863360	11.17%	49,435
2011	18.348461	15.168719	-17.33%	57,702
2010	15.891739	18.348461	15.46%	72,243
2009	9.369330	15.891739	69.61%	81,863
2008	20.149958	9.369330	-53.50%	82,944
2007	15.937169	20.149958	26.43%	97,624
2006	12.655507	15.937169	25.93%	46,638
2005*	10.000000	12.655507	26.56%	19,495

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.282333	20.075043	16.16%	854
2011	19.682940	17.282333	-12.20%	1,053
2010	18.479732	19.682940	6.51%	1,457
2009	13.724837	18.479732	34.64%	1,983
2008	23.430527	13.724837	-41.42%	2,501
2007	20.657060	23.430527	13.43%	7,165
2006	17.311415	20.657060	19.33%	8,415
2005	15.992577	17.311415	8.25%	8,547
2004	13.732826	15.992577	16.46%	16,720
2003*	10.000000	13.732826	37.33%	1,545
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.418042	14.433304	16.23%	247,299
2011	14.149968	12.418042	-12.24%	272,924
2010	13.284976	14.149968	6.51%	293,037
2009	9.855569	13.284976	34.80%	314,006
2008	16.829070	9.855569	-41.44%	1,169,455
2007	14.838451	16.829070	13.42%	824,880
2006	12.433552	14.838451	19.34%	372,803
2005	11.490111	12.433552	8.21%	126,372
2004*	10.000000	11.490111	14.90%	55,309
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.737289	17.789885	13.04%	92,454
2011	16.150984	15.737289	-2.56%	129,904
2010	14.371916	16.150984	12.38%	127,766
2009	12.324804	14.371916	16.61%	116,355
2008	11.811239	12.324804	4.35%	100,374
2007	10.828109	11.811239	9.08%	96,459
2006	9.766142	10.828109	10.87%	54,451
2005*	10.000000	9.766142	-2.34%	15,005
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.191846	1.92%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.956120	10.034011	12.04%	1,795
2011	10.306003	8.956120	-13.10%	1,232
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.982532	13.231297	20.48%	5,057
2011	11.280501	10.982532	-2.64%	1,796
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.615981	-3.84%	27,647
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.928417	-0.72%	0

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.710282	-2.90%	82,453
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.512000	13.478931	17.09%	220,095
2011	12.626540	11.512000	-8.83%	256,062
2010	11.825400	12.626540	6.77%	266,929
2009*	10.000000	11.825400	18.25%	95,154
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.782323	7.82%	6,674
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.037435	0.37%	19,024
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.384652	18.250267	11.39%	1,417
2011	16.452918	16.384652	-0.41%	1,417
2010	15.488254	16.452918	6.23%	1,417
2009	12.552746	15.488254	23.39%	1,417
2008	15.220939	12.552746	-17.53%	1,417
2007	14.048292	15.220939	8.35%	0
2006	12.949158	14.048292	8.49%	0
2005	12.241351	12.949158	5.78%	0
2004	11.505218	12.241351	6.40%	0
2003*	10.000000	11.505218	15.05%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.226388	20.962185	21.69%	149,544
2011	18.840477	17.226388	-8.57%	170,215
2010	18.009002	18.840477	4.62%	169,048
2009	12.553269	18.009002	43.46%	129,060
2008	22.943703	12.553269	-45.29%	47,925
2007	17.092574	22.943703	34.23%	16,741
2006	15.942807	17.092574	7.21%	922
2005	14.415779	15.942807	10.59%	842
2004	12.437665	14.415779	15.90%	872
2003*	10.000000	12.437665	24.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.929462	-0.71%	2,188

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.536056	29.506835	11.20%	50,920
2011	39.916616	26.536056	-33.52%	79
2010	32.496924	39.916616	22.83%	407
2009	18.470555	32.496924	75.94%	407
2008	39.355413	18.470555	-53.07%	702
2007	31.292247	39.355413	25.77%	1,003
2006	21.719936	31.292247	44.07%	1,003
2005	16.754159	21.719936	29.64%	1,003
2004	14.367666	16.754159	16.61%	1,003
2003*	10.000000	14.367666	43.68%	540
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.603248	16.740661	14.64%	17,318
2011	14.808017	14.603248	-1.38%	24,015
2010	13.438590	14.808017	10.19%	27,657
2009	9.833460	13.438590	36.66%	32,770
2008	15.882140	9.833460	-38.08%	39,842
2007	14.561211	15.882140	9.07%	49,543
2006	13.811057	14.561211	5.43%	53,140
2005	13.486320	13.811057	2.41%	58,958
2004	12.594868	13.486320	7.08%	32,318
2003*	10.000000	12.594868	25.95%	3,653
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.196918	1.97%	5,811
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.417040	18.690785	13.85%	742,299
2011	16.787166	16.417040	-2.20%	855,481
2010	15.362835	16.787166	9.27%	855,935
2009	12.769555	15.362835	20.31%	972,282
2008	19.324816	12.769555	-33.92%	184,111
2007	18.282573	19.324816	5.70%	134,402
2006	15.440964	18.282573	18.40%	87,397
2005	14.760636	15.440964	4.61%	50,506
2004	13.083772	14.760636	12.82%	21,737
2003*	10.000000	13.083772	30.84%	2,294
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	28,390
2011	10.717202	10.342861	-3.49%	39,825
2010*	10.000000	10.717202	7.17%	31,075
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.052463	10.119285	11.78%	19,789
2011*	10.000000	9.052463	-9.48%	13,590

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	314,776
2011	13.790494	13.615559	-1.27%	352,674
2010	12.404567	13.790494	11.17%	404,534
2009*	10.000000	12.404567	24.05%	35,608
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	15,242,311
2011	10.017612	9.934130	-0.83%	15,725,774
2010	9.102112	10.017612	10.06%	16,350,938
2009	7.506594	9.102112	21.25%	12,020,709
2008	10.880072	7.506594	-31.01%	6,237,047
2007	10.434128	10.880072	4.27%	3,010,520
2006*	10.000000	10.434128	4.34%	859,430
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	3,119,079
2011	10.707494	11.122824	3.88%	2,935,705
2010	10.282254	10.707494	4.14%	3,062,258
2009	9.331593	10.282254	10.19%	2,280,381
2008	10.538162	9.331593	-11.45%	984,279
2007	10.416259	10.538162	1.17%	378,479
2006*	10.000000	10.416259	4.16%	48,099
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	432,828
2011	11.042898	9.839907	-10.89%	494,860
2010	10.098290	11.042898	9.35%	512,318
2009	7.258389	10.098290	39.13%	462,283
2008	12.039659	7.258389	-39.71%	376,937
2007	10.715931	12.039659	12.35%	261,888
2006*	10.000000	10.715931	7.16%	88,162
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	897,124
2011	9.772798	9.151941	-6.35%	974,736
2010	8.415640	9.772798	16.13%	1,017,998
2009	6.171929	8.415640	36.35%	910,188
2008	11.260943	6.171929	-45.19%	841,001
2007	10.243775	11.260943	9.93%	520,738
2006*	10.000000	10.243775	2.44%	163,222
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	3,849,981
2011	8.328583	8.000182	-3.94%	3,930,735
2010	7.638486	8.328583	9.03%	4,090,698
2009	5.948820	7.638486	28.40%	2,971,513
2008	9.776234	5.948820	-39.15%	1,113,125
2007*	10.000000	9.776234	-2.24%	238,781

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.415411	18.475098	12.55%	5,551
2011	16.092715	16.415411	2.01%	5,837
2010	14.475127	16.092715	11.17%	9,839
2009	10.091024	14.475127	43.45%	11,232
2008	14.263038	10.091024	-29.25%	13,641
2007	14.077197	14.263038	1.32%	17,043
2006	12.953685	14.077197	8.67%	17,144
2005	12.877246	12.953685	0.59%	17,214
2004	11.904593	12.877246	8.17%	24,544
2003*	10.000000	11.904593	19.05%	28,638
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	62,964
2011	12.934760	13.192786	1.99%	71,334
2010	11.634011	12.934760	11.18%	84,649
2009	8.105879	11.634011	43.53%	79,358
2008	11.474465	8.105879	-29.36%	39,625
2007	11.321282	11.474465	1.35%	43,514
2006	10.418162	11.321282	8.67%	48,257
2005*	10.000000	10.418162	4.18%	31,801
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.656457	17.015902	16.10%	343,183
2011	15.307241	14.656457	-4.25%	399,554
2010	13.495264	15.307241	13.43%	431,706
2009	10.708491	13.495264	26.02%	375,322
2008	17.361358	10.708491	-38.32%	438,030
2007	18.145324	17.361358	-4.32%	842,114
2006	15.981000	18.145324	13.54%	457,159
2005	15.646565	15.981000	2.14%	107,315
2004	13.601345	15.646565	15.04%	44,637
2003*	10.000000	13.601345	36.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.532982	8.646821	14.79%	59,471
2011	8.678463	7.532982	-13.20%	109,692
2010	7.655149	8.678463	13.37%	100,376
2009	5.093703	7.655149	50.29%	59,569
2008*	10.000000	5.093703	-49.06%	14,737
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	791,626
2011	9.557223	9.083641	-4.96%	903,066
2010	7.872447	9.557223	21.40%	877,070
2009	6.103951	7.872447	28.97%	1,544,686
2008*	10.000000	6.103951	-38.96%	1,824,934

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	35,692
2011	9.086283	8.358114	-8.01%	35,793
2010	8.044836	9.086283	12.95%	35,913
2009	6.337755	8.044836	26.94%	29,152
2008*	10.000000	6.337755	-36.62%	1,997
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	3,884,437
2011	10.082476	9.773150	-3.07%	4,035,737
2010	9.294787	10.082476	8.47%	3,895,415
2009	7.895368	9.294787	17.72%	2,229,026
2008*	10.000000	7.895368	-21.05%	419,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	11,457,173
2011	9.665696	9.169449	-5.13%	11,694,012
2010	8.753321	9.665696	10.42%	11,929,153
2009	7.175372	8.753321	21.99%	6,737,424
2008*	10.000000	7.175372	-28.25%	794,625
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	2,275,283
2011	10.535889	10.497989	-0.36%	2,291,167
2010	10.040691	10.535889	4.93%	2,181,267
2009	9.042194	10.040691	11.04%	1,058,327
2008*	10.000000	9.042194	-9.58%	99,865
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	9,436,431
2011	9.874824	9.476046	-4.04%	10,051,335
2010	9.024479	9.874824	9.42%	9,993,060
2009	7.532112	9.024479	19.81%	5,424,838
2008*	10.000000	7.532112	-24.68%	756,654
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	2,997,455
2011	9.433360	8.835604	-6.34%	3,195,197
2010	8.473381	9.433360	11.33%	3,493,256
2009	6.813408	8.473381	24.36%	2,766,615
2008*	10.000000	6.813408	-31.87%	1,618,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	1,788,483
2011	10.248492	10.042298	-2.01%	1,780,917
2010	9.566746	10.248492	7.13%	1,944,355
2009	8.274211	9.566746	15.62%	1,224,580
2008*	10.000000	8.274211	-17.26%	196,509

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	449,480
2011	10.976951	11.458211	4.38%	446,758
2010	10.463248	10.976951	4.91%	419,285
2009	9.807050	10.463248	6.69%	651,015
2008*	10.000000	9.807050	-1.93%	12,287
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	226,677
2011	11.924351	12.424769	4.20%	223,149
2010	11.225826	11.924351	6.22%	215,818
2009	9.812853	11.225826	14.40%	67,028
2008*	10.000000	9.812853	-1.87%	1,259
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	849
2010	32.429811	36.932972	13.89%	849
2009	20.238876	32.429811	60.24%	849
2008	48.966528	20.238876	-58.67%	849
2007	34.329087	48.966528	42.64%	849
2006	25.630840	34.329087	33.94%	849
2005	19.712603	25.630840	30.02%	849
2004	16.659025	19.712603	18.33%	866
2003*	10.000000	16.659025	66.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	76,644
2011	22.092277	16.802345	-23.94%	88,387
2010	19.402636	22.092277	13.86%	102,507
2009	12.108847	19.402636	60.24%	92,309
2008	29.250342	12.108847	-58.60%	70,106
2007	20.470158	29.250342	42.89%	71,083
2006	15.256471	20.470158	34.17%	59,144
2005	11.719770	15.256471	30.18%	44,989
2004*	10.000000	11.719770	17.20%	26,680
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.801881	12.961773	1.25%	862,416
2011	12.147918	12.801881	5.38%	871,759
2010	11.800022	12.147918	2.95%	926,827
2009	11.695753	11.800022	0.89%	1,426,562
2008	11.050957	11.695753	5.83%	1,591,698
2007	10.497385	11.050957	5.27%	1,347,968
2006	10.338406	10.497385	1.54%	557,369
2005	10.189502	10.338406	1.46%	86,796
2004	10.043359	10.189502	1.46%	22,084
2003*	10.000000	10.043359	0.43%	744

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.796997	7.694573	13.21%	198,615
2011	7.686505	6.796997	-11.57%	220,021
2010	6.923092	7.686505	11.03%	217,601
2009	5.443293	6.923092	27.19%	215,332
2008*	10.000000	5.443293	-45.57%	25,777
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	63,429
2011	8.680525	7.432925	-14.37%	63,212
2010	8.226406	8.680525	5.52%	55,577
2009	6.510364	8.226406	26.36%	48,745
2008	11.644002	6.510364	-44.09%	36,462
2007	10.835236	11.644002	7.46%	11,808
2006*	10.000000	10.835236	8.35%	4,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.048045	18.273978	13.87%	380,556
2011	17.001736	16.048045	-5.61%	422,291
2010	15.095973	17.001736	12.62%	452,820
2009	12.078766	15.095973	24.98%	358,564
2008	19.466359	12.078766	-37.95%	178,463
2007	18.700744	19.466359	4.09%	240,846
2006	16.285762	18.700744	14.83%	258,711
2005	15.356948	16.285762	6.05%	217,961
2004	13.707728	15.356948	12.03%	95,345
2003*	10.000000	13.707728	37.08%	1,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	1,066,770
2011	12.411964	12.303112	-0.88%	893,917
2010	11.503903	12.411964	7.89%	870,876
2009*	10.000000	11.503903	15.04%	349,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	2,630,474
2011	13.276309	12.922393	-2.67%	2,623,921
2010	12.061576	13.276309	10.07%	2,593,691
2009*	10.000000	12.061576	20.62%	1,241,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.584001	13.003124	3.33%	1,785,971
2011	12.442939	12.584001	1.13%	1,752,231
2010	11.959774	12.442939	4.04%	1,450,079
2009	11.159036	11.959774	7.18%	1,154,356
2008	12.085719	11.159036	-7.67%	518,679
2007	11.673956	12.085719	3.53%	435,001
2006	11.191464	11.673956	4.31%	310,529
2005	11.025641	11.191464	1.50%	369,029
2004	10.723133	11.025641	2.82%	317,539
2003*	10.000000	10.723133	7.23%	24,714

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.593590	15.887798	8.87%	5,621,933
2011	14.858981	14.593590	-1.79%	5,912,259
2010	13.635381	14.858981	8.97%	5,389,223
2009	11.649125	13.635381	17.05%	4,053,091
2008	15.437685	11.649125	-24.54%	2,161,576
2007	14.872451	15.437685	3.80%	1,862,090
2006	13.593344	14.872451	9.41%	1,366,364
2005	13.132916	13.593344	3.51%	861,297
2004	12.203108	13.132916	7.62%	463,596
2003*	10.000000	12.203108	22.03%	15,603
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.570810	17.402708	11.76%	1,995,916
2011	16.191935	15.570810	-3.84%	2,168,510
2010	14.605638	16.191935	10.86%	2,301,148
2009	11.950716	14.605638	22.22%	2,298,916
2008	17.729297	11.950716	-32.59%	1,912,568
2007	17.001173	17.729297	4.28%	1,574,411
2006	15.106544	17.001173	12.54%	925,832
2005	14.359307	15.106544	5.20%	262,657
2004	13.038300	14.359307	10.13%	183,968
2003*	10.000000	13.038300	30.38%	2,862
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.758057	14.603455	6.14%	1,595,537
2011	13.719595	13.758057	0.28%	1,442,358
2010	12.867974	13.719595	6.62%	1,397,388
2009	11.432441	12.867974	12.56%	1,153,558
2008	13.696706	11.432441	-16.53%	668,566
2007	13.170301	13.696706	4.00%	577,550
2006	12.362921	13.170301	6.53%	487,133
2005	12.042290	12.362921	2.66%	323,178
2004	11.437925	12.042290	5.28%	170,274
2003*	10.000000	11.437925	14.38%	18,165
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	388,602
2011	13.738189	13.161472	-4.20%	466,857
2010	12.885329	13.738189	6.62%	574,718
2009*	10.000000	12.885329	28.85%	4,354

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.342486	23.477812	15.41%	76,827
2011	21.244633	20.342486	-4.25%	84,953
2010	17.133429	21.244633	24.00%	86,245
2009	12.751660	17.133429	34.36%	83,414
2008	20.427933	12.751660	-37.58%	45,377
2007	19.332334	20.427933	5.67%	30,626
2006	17.905052	19.332334	7.97%	21,368
2005	16.256166	17.905052	10.14%	18,512
2004	14.296525	16.256166	13.71%	18,996
2003*	10.000000	14.296525	42.97%	1,828
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.944406	9.769905	-1.75%	2,011,289
2011	10.121033	9.944406	-1.75%	2,035,697
2010	10.301295	10.121033	-1.75%	2,037,529
2009	10.480380	10.301295	-1.71%	1,607,830
2008	10.452394	10.480380	0.27%	768,769
2007	10.152993	10.452394	2.95%	711,569
2006	9.885496	10.152993	2.71%	294,853
2005	9.799630	9.885496	0.88%	183,812
2004	9.893901	9.799630	-0.95%	50,182
2003*	10.000000	9.893901	-1.06%	34,800
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.568081	14.962997	10.28%	277,177
2011	13.083288	13.568081	3.71%	266,426
2010	12.041376	13.083288	8.65%	271,292
2009	9.853499	12.041376	22.20%	224,969
2008	12.125745	9.853499	-18.74%	121,711
2007	11.797281	12.125745	2.78%	94,129
2006	11.452724	11.797281	3.01%	50,630
2005	11.407467	11.452724	0.40%	33,886
2004	10.898535	11.407467	4.67%	8,694
2003*	10.000000	10.898535	8.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.036198	9.120622	13.49%	925,250
2011	9.050027	8.036198	-11.20%	1,044,556
2010	8.093736	9.050027	11.82%	985,664
2009	6.052492	8.093736	33.73%	1,499,012
2008*	10.000000	6.052492	-39.48%	1,605,244

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	816
2006	17.790715	21.396244	20.27%	816
2005	16.197590	17.790715	9.84%	816
2004	13.738380	16.197590	17.90%	816
2003*	10.000000	13.738380	37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	340,690
2011	10.626678	8.728658	-17.86%	339,160
2010	10.218016	10.626678	4.00%	319,338
2009	8.031437	10.218016	27.23%	270,200
2008	15.266276	8.031437	-47.39%	692,819
2007	15.131435	15.266276	0.89%	777,542
2006	12.581194	15.131435	20.27%	274,019
2005	11.453079	12.581194	9.85%	51,039
2004*	10.000000	11.453079	14.53%	12,421
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	441,741
2011	9.054459	8.608756	-4.92%	515,213
2010	7.988688	9.054459	13.34%	526,366
2009	6.285917	7.988688	27.09%	958,399
2008*	10.000000	6.285917	-37.14%	10,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	96,819
2011	8.700219	8.027444	-7.73%	112,507
2010	7.854021	8.700219	10.77%	137,317
2009	6.274075	7.854021	25.18%	136,800
2008*	10.000000	6.274075	-37.26%	12,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	524,372
2011	9.585284	8.998670	-6.12%	619,447
2010	7.714076	9.585284	24.26%	616,327
2009	6.196535	7.714076	24.49%	895,771
2008*	10.000000	6.196535	-38.03%	580,177
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	508,392
2011	10.062592	9.657332	-4.03%	591,440
2010	8.560970	10.062592	17.54%	601,843
2009	6.678536	8.560970	28.19%	888,140
2008*	10.000000	6.678536	-33.21%	1,171,386
118

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.821797	15.357297	11.11%	18,943
2011	14.189699	13.821797	-2.59%	30,715
2010	11.544128	14.189699	22.92%	38,785
2009	9.238210	11.544128	24.96%	28,215
2008	17.587905	9.238210	-47.47%	30,881
2007	16.349615	17.587905	7.57%	47,627
2006	16.157720	16.349615	1.19%	31,218
2005	15.263895	16.157720	5.86%	25,778
2004	13.727977	15.263895	11.19%	10,870
2003*	10.000000	13.727977	37.28%	956
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.295405	22.806201	18.19%	16,529
2011	20.771140	19.295405	-7.10%	19,889
2010	16.715464	20.771140	24.26%	22,832
2009	13.517550	16.715464	23.66%	27,747
2008	20.323216	13.517550	-33.49%	22,938
2007	22.299337	20.323216	-8.86%	22,334
2006	19.381755	22.299337	15.05%	17,786
2005	19.192160	19.381755	0.99%	14,966
2004	16.696167	19.192160	14.95%	20,664
2003*	10.000000	16.696167	66.96%	698
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.781832	21.262124	13.21%	30,605
2011	20.293371	18.781832	-7.45%	37,577
2010	16.526315	20.293371	22.79%	40,600
2009	12.512624	16.526315	32.08%	48,370
2008	20.659969	12.512624	-39.44%	136,633
2007	20.638995	20.659969	0.10%	113,624
2006	18.796627	20.638995	9.80%	104,574
2005	17.079751	18.796627	10.05%	32,692
2004	14.634859	17.079751	16.71%	22,781
2003*	10.000000	14.634859	46.35%	768
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.606781	15.219252	11.85%	507,823
2011	13.796466	13.606781	-1.37%	598,417
2010	12.402068	13.796466	11.24%	583,772
2009	10.053611	12.402068	23.36%	977,649
2008	17.525749	10.053611	-42.64%	1,213,908
2007	16.534481	17.525749	6.00%	995,030
2006	14.839520	16.534481	11.42%	412,222
2005	14.109763	14.839520	5.17%	8,386
2004	13.111059	14.109763	7.62%	5,959
2003*	10.000000	13.111059	31.11%	6,009
119

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.495610	10.782698	13.55%	107,708
2011	9.105436	9.495610	4.29%	136,314
2010	7.138633	9.105436	27.55%	188,777
2009	5.567096	7.138633	28.23%	212,464
2008*	10.000000	5.567096	-44.33%	12,966
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	218,112
2011	10.406354	10.357453	-0.47%	245,558
2010	10.341446	10.406354	0.63%	272,573
2009	9.826970	10.341446	5.24%	265,263
2008*	10.000000	9.826970	-1.73%	25,675
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	808,918
2011	13.459684	11.581113	-13.96%	886,685
2010	12.881784	13.459684	4.49%	783,848
2009*	10.000000	12.881784	28.82%	1,185,560
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.080351	10.359573	2.77%	632,186
2011	10.229857	10.080351	-1.46%	630,104
2010	9.889402	10.229857	3.44%	575,554
2009	8.881836	9.889402	11.34%	776,221
2008	10.442362	8.881836	-14.94%	1,262,149
2007	10.145287	10.442362	2.93%	1,271,687
2006	9.909111	10.145287	2.38%	511,016
2005	9.941633	9.909111	-0.33%	85,189
2004	10.040481	9.941633	-0.98%	23,196
2003*	10.000000	10.040481	0.40%	3,302
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.578792	13.448304	6.91%	14,690
2011	12.939609	12.578792	-2.79%	10,939
2010	11.010583	12.939609	17.52%	17,792
2009	9.129398	11.010583	20.61%	19,250
2008	15.352476	9.129398	-40.53%	20,963
2007	15.547415	15.352476	-1.25%	20,564
2006	15.034039	15.547415	3.41%	20,717
2005	14.870180	15.034039	1.10%	14,657
2004	13.528240	14.870180	9.92%	7,112
2003*	10.000000	13.528240	35.28%	0
120

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.905135	16.251507	9.03%	39,811
2011	15.652245	14.905135	-4.77%	48,153
2010	12.967155	15.652245	20.71%	52,482
2009	10.042218	12.967155	29.13%	67,174
2008	16.879012	10.042218	-40.50%	71,691
2007	15.965747	16.879012	5.72%	1,270,266
2006	14.291049	15.965747	11.72%	552,007
2005	13.611475	14.291049	4.99%	32,795
2004	12.229791	13.611475	11.30%	0
2003*	10.000000	12.229791	22.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.708710	15.102289	18.83%	59,654
2011	14.135150	12.708710	-10.09%	76,721
2010	12.437950	14.135150	13.65%	105,163
2009	9.082697	12.437950	36.94%	126,669
2008	15.497557	9.082697	-41.39%	150,235
2007	14.873968	15.497557	4.19%	160,986
2006	12.894589	14.873968	15.35%	171,349
2005	11.507127	12.894589	12.06%	105,432
2004*	10.000000	11.507127	15.07%	36,056
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.485172	23.154137	18.83%	1,278
2011	21.680358	19.485172	-10.13%	1,331
2010	19.071417	21.680358	13.68%	1,733
2009	13.929309	19.071417	36.92%	1,733
2008	23.760837	13.929309	-41.38%	1,973
2007	22.799883	23.760837	4.21%	5,711
2006	19.771731	22.799883	15.32%	5,711
2005	17.642303	19.771731	12.07%	5,711
2004	15.104878	17.642303	16.80%	5,711
2003*	10.000000	15.104878	51.05%	402
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.143415	1.43%	7,252
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.214463	16.284679	14.56%	537,079
2011	14.512770	14.214463	-2.06%	648,284
2010	12.752848	14.512770	13.80%	650,460
2009	10.141101	12.752848	25.75%	988,644
2008	16.818258	10.141101	-39.70%	1,094,547
2007	16.437065	16.818258	2.32%	956,504
2006	14.577583	16.437065	12.76%	494,144
2005	14.030984	14.577583	3.90%	60,397
2004	13.084249	14.030984	7.24%	24,084
2003*	10.000000	13.084249	30.84%	2,029
121

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.732795	22.812364	15.61%	43,102
2011	20.573839	19.732795	-4.09%	48,406
2010	17.016614	20.573839	20.90%	56,932
2009	12.652987	17.016614	34.49%	55,759
2008	20.773571	12.652987	-39.09%	348,365
2007	21.444172	20.773571	-3.13%	231,883
2006	19.034924	21.444172	12.66%	106,522
2005	17.657508	19.034924	7.80%	13,085
2004	15.079668	17.657508	17.09%	6,947
2003*	10.000000	15.079668	50.80%	73
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.592193	5.92%	16,448
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	80,745
2011	11.646011	12.405808	6.52%	78,016
2010	10.837712	11.646011	7.46%	85,629
2009*	10.000000	10.837712	8.38%	36,039
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	786,417
2011	11.282116	11.196933	-0.76%	745,018
2010	10.916941	11.282116	3.35%	733,051
2009*	10.000000	10.916941	9.17%	676,572
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.973762	10.729699	7.58%	110,612
2011*	10.000000	9.973762	-0.26%	30,605
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.784717	13.793737	17.05%	5,221
2011	12.578016	11.784717	-6.31%	5,137
2010	11.192638	12.578016	12.38%	5,315
2009	8.775762	11.192638	27.54%	5,465
2008	14.570845	8.775762	-39.77%	6,866
2007	15.785091	14.570845	-7.69%	6,432
2006	13.860142	15.785091	13.89%	8,355
2005	13.405421	13.860142	3.39%	8,283
2004	12.279684	13.405421	9.17%	2,011
2003*	10.000000	12.279684	22.80%	0
122

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.652021	15.154349	19.78%	833
2011	15.502307	12.652021	-18.39%	839
2010	14.340444	15.502307	8.10%	906
2009	11.711052	14.340444	22.45%	912
2008	21.267332	11.711052	-44.93%	919
2007	19.976776	21.267332	6.46%	926
2006	15.918898	19.976776	25.49%	952
2005	14.440241	15.918898	10.24%	980
2004	12.648853	14.440241	14.16%	1,010
2003*	10.000000	12.648853	26.49%	526
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.866770	14.439686	12.22%	430
2011	15.940852	12.866770	-19.28%	1,448
2010	13.431125	15.940852	18.69%	2,903
2009	8.340797	13.431125	61.03%	1,885
2008	13.482437	8.340797	-38.14%	245
2007	13.005932	13.482437	3.66%	245
2006	12.554562	13.005932	3.60%	2,573
2005	12.089308	12.554562	3.85%	2,604
2004	11.715038	12.089308	3.19%	2,631
2003*	10.000000	11.715038	17.15%	245
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	12,205
2011	10.512665	11.401817	8.46%	6,135
2010*	10.000000	10.512665	5.13%	782
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.398966	12.228538	7.28%	104,000
2011	11.006698	11.398966	3.56%	99,727
2010	10.483703	11.006698	4.99%	116,735
2009	9.755312	10.483703	7.47%	136,369
2008	11.088437	9.755312	-12.02%	800,761
2007	10.727232	11.088437	3.37%	1,075,069
2006	10.542363	10.727232	1.75%	435,666
2005	10.323495	10.542363	2.12%	68,579
2004	10.096155	10.323495	2.25%	10,234
2003*	10.000000	10.096155	0.96%	0
123

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
2004	12.552802	13.576214	8.15%	174
2003*	10.000000	12.552802	25.53%	177
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.706281	-2.94%	16,972
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	9,164
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.116906	16.020725	5.98%	60,740
2011	16.126972	15.116906	-6.26%	62,130
2010	12.947558	16.126972	24.56%	61,819
2009	8.633268	12.947558	49.97%	24,620
124

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.966085	12.386813	12.96%	0
2011	10.729293	10.966085	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.561978	17.761715	14.14%	0
2011	17.674520	15.561978	-11.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	9.992429	-0.08%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	11.391271	11.785070	3.46%	0
2011	10.578967	11.391271	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.132376	12.275747	10.27%	0
2011	11.232296	11.132376	-0.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	11.968197	13.401449	11.98%	0
2011	12.526294	11.968197	-4.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.909255	17.740132	11.51%	0
2011	16.418359	15.909255	-3.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.365854	12.644560	11.25%	0
2011	11.607429	11.365854	-2.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.448251	13.208693	6.11%	0
2011	11.880420	12.448251	4.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	8.838654	10.238765	15.84%	0
2011	10.673667	8.838654	-17.19%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.271983	10.888433	6.00%	0
2011	11.281843	10.271983	-8.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.298633	10.859078	5.44%	0
2011	10.479115	10.298633	-1.72%	0
125

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.407250	11.187907	7.50%	0
2011	10.846980	10.407250	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.385701	11.313594	8.93%	0
2011	10.913804	10.385701	-4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.118754	11.228615	10.97%	0
2011	10.807090	10.118754	-6.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.616309	13.739147	0.90%	0
2011	14.906335	13.616309	-8.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.280523	12.721433	12.77%	0
2011	11.630861	11.280523	-3.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.170652	12.312122	10.22%	0
2011	11.596693	11.170652	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	10.917133	11.107089	1.74%	0
2011	10.584819	10.917133	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.805365	20.755780	10.37%	0
2011	21.892667	18.805365	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	12.980552	15.054277	15.98%	0
2011	16.297991	12.980552	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.040562	10.491099	16.04%	0
2011	11.357874	9.040562	-20.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	13.571817	16.614222	22.42%	0
2011	15.484671	13.571817	-12.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.372835	11.257763	8.53%	0
2011	10.514202	10.372835	-1.34%	0
126

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	12.740628	13.742778	7.87%	0
2011	12.473865	12.740628	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	15.856364	18.085383	14.06%	0
2011	17.098949	15.856364	-7.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.317885	14.518726	9.02%	0
2011	16.426958	13.317885	-18.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	13.913125	15.848164	13.91%	0
2011	16.157945	13.913125	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	10.692724	12.187131	13.98%	0
2011	12.424091	10.692724	-13.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	13.817602	15.317044	10.85%	0
2011	14.459807	13.817602	-4.44%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.060066	0.60%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.754951	9.618514	9.86%	0
2011	10.272975	8.754951	-14.78%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.736115	12.683780	18.14%	0
2011	11.244433	10.736115	-4.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.489563	-5.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.799988	-2.00%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.582612	-4.17%	0
127

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.642927	6.43%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.907615	-0.92%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.108074	14.317618	9.23%	0
2011	13.421658	13.108074	-2.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	13.603215	16.232609	19.33%	0
2011	15.170683	13.603215	-10.33%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.798954	-2.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	21.101664	23.009015	9.04%	0
2011	32.367948	21.101664	-34.81%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.204426	12.595451	12.41%	0
2011	11.585096	11.204426	-3.29%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.065031	0.65%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.928100	14.433371	11.64%	0
2011	13.479742	12.928100	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.935890	9.795393	9.62%	0
2011*	10.000000	8.935890	-10.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0
128

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	12.793959	14.120157	10.37%	0
2011	12.789162	12.793959	0.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.583537	12.801185	10.51%	0
2011	11.580343	11.583537	0.03%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	11.380812	12.956862	13.85%	0
2011	12.120138	11.380812	-6.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0
129

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	22.595781	25.467852	12.71%	0
2011	30.297255	22.595781	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	14.467799	16.296508	12.64%	0
2011	19.397619	14.467799	-25.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.695994	10.619615	-0.71%	0
2011	10.349132	10.695994	3.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.653840	7.577946	13.89%	0
2011	7.923808	6.653840	-16.03%	0
130

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.513919	13.973494	11.66%	0
2011	13.518607	12.513919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.391525	10.529460	1.33%	0
2011	10.477110	10.391525	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.676782	12.465907	6.76%	0
2011	12.123071	11.676782	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.293744	13.473802	9.60%	0
2011	13.035765	12.293744	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.173495	11.630182	4.09%	0
2011	11.361431	11.173495	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	15.669906	17.734559	13.18%	0
2011	16.687004	15.669906	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.416619	8.108591	-3.66%	0
2011	8.734563	8.416619	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.044758	11.944164	8.14%	0
2011	10.859543	11.044758	1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0
131

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.420191	11.750478	12.77%	0
2011	12.938309	10.420191	-19.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.515509	8.467617	12.67%	0
2011	9.330137	7.515509	-19.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	10.591643	11.540192	8.96%	0
2011	11.087605	10.591643	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	14.402385	16.693047	15.90%	0
2011	15.809162	14.402385	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	14.492624	16.088508	11.01%	0
2011	15.967274	14.492624	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.529366	11.548877	9.68%	0
2011	10.886268	10.529366	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.461315	8.527088	0.78%	0
2011	8.755688	8.461315	-3.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	9.781916	10.255389	4.84%	0
2011	10.260572	9.781916	-4.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.584440	13.455194	6.92%	0
2011	13.475359	12.584440	-6.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	10.942895	12.751906	16.53%	0
2011	12.410871	10.942895	-11.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	15.370253	17.910477	16.53%	0
2011	17.438711	15.370253	-11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.107777	1.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.070393	12.436956	12.34%	0
2011	11.525160	11.070393	-3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.115276	17.135571	13.37%	0
2011	16.069741	15.115276	-5.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.455239	4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.845468	10.386309	5.49%	0
2011*	10.000000	9.845468	-1.55%	0
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Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	9.949713	11.420204	14.78%	0
2011	10.828566	9.949713	-8.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	10.681833	12.546554	17.46%	0
2011	13.346296	10.681833	-19.96%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	10.863402	11.955114	10.05%	0
2011	13.724038	10.863402	-20.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.038000	13.930987	26.21%	0
2011	10.377436	11.038000	6.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.624464	10.124747	5.20%	0
2011	9.475986	9.624464	1.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	15.621206	17.740106	13.56%	0
2011	15.167208	15.621206	2.99%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.486222	-5.14%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.153193	13.669304	3.92%	0
2011	14.308302	13.153193	-8.07%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently withdraws the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
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•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
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•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
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(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
144

(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
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In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The Best of America Elite Venue Annuity®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.438026	16.630891	15.19%	5,591
2011	13.853680	14.438026	4.22%	5,808
2010	12.500366	13.853680	10.83%	5,656
2009	10.571782	12.500366	18.24%	5,741
2008	18.144090	10.571782	-41.73%	5,922
2007	17.612985	18.144090	3.02%	11,310
2006	15.323276	17.612985	14.94%	11,265
2005	14.910135	15.323276	2.77%	13,359
2004	13.644490	14.910135	9.28%	14,930
2003*	10.000000	13.644490	36.44%	2,368
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.987746	23.263995	16.39%	51,061
2011	22.262631	19.987746	-10.22%	59,616
2010	17.899440	22.262631	24.38%	57,578
2009	12.770620	17.899440	40.16%	34,311
2008	20.230378	12.770620	-36.87%	14,992
2007	20.282891	20.230378	-0.26%	1,825
2006	18.076044	20.282891	12.21%	1,843
2005	17.252945	18.076044	4.77%	1,911
2004	14.747238	17.252945	16.99%	2,751
2003*	10.000000	14.747238	47.47%	1,254
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.123337	1.23%	0
4

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.721610	14.476590	5.50%	425,493
2011	12.497477	13.721610	9.80%	452,055
2010	12.100594	12.497477	3.28%	491,781
2009	11.174654	12.100594	8.29%	377,266
2008	11.557301	11.174654	-3.31%	197,070
2007	10.744215	11.557301	7.57%	114,503
2006	10.764197	10.744215	-0.19%	103,664
2005	10.786832	10.764197	-0.21%	83,724
2004	10.376039	10.786832	3.96%	36,273
2003*	10.000000	10.376039	3.76%	888
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.360944	16.148867	12.45%	477
2011	14.210230	14.360944	1.06%	515
2010	12.702518	14.210230	11.87%	554
2009	10.977647	12.702518	15.71%	597
2008	17.118633	10.977647	-35.87%	650
2007	17.501112	17.118633	-2.19%	2,436
2006	15.248165	17.501112	14.78%	2,472
2005	14.848231	15.248165	2.69%	2,514
2004	13.424590	14.848231	10.60%	2,559
2003*	10.000000	13.424590	34.25%	1,580
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.631589	15.565748	14.19%	140,540
2011	13.991845	13.631589	-2.57%	159,977
2010	11.969492	13.991845	16.90%	156,980
2009	9.385566	11.969492	27.53%	117,177
2008	12.654442	9.385566	-25.83%	62,806
2007	13.201290	12.654442	-4.14%	45,745
2006	11.175422	13.201290	18.13%	21,204
2005*	10.000000	11.175422	11.75%	4,836
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	528,514
2011	12.978965	12.288096	-5.32%	535,597
2010	12.035254	12.978965	7.84%	514,898
2009*	10.000000	12.035254	20.35%	218,544
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.473298	23.280544	13.71%	92,208
2011	20.720623	20.473298	-1.19%	105,966
2010	16.760592	20.720623	23.63%	112,539
2009	13.644443	16.760592	22.84%	57,584
2008	20.102320	13.644443	-32.13%	33,527
2007	20.597299	20.102320	-2.40%	28,474
2006	18.322676	20.597299	12.41%	31,107
2005	17.390155	18.322676	5.36%	25,651
2004	14.521723	17.390155	19.75%	12,320
2003*	10.000000	14.521723	45.22%	273
5

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.764267	16.749922	13.45%	137,863
2011	14.787085	14.764267	-0.15%	145,392
2010	13.140125	14.787085	12.53%	153,824
2009	10.610643	13.140125	23.84%	151,239
2008	17.230487	10.610643	-38.42%	118,808
2007	16.705238	17.230487	3.14%	105,879
2006	14.757838	16.705238	13.20%	92,999
2005	14.382267	14.757838	2.61%	72,780
2004	13.265137	14.382267	8.42%	38,967
2003*	10.000000	13.265137	32.65%	2,338
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.975323	17.286242	8.21%	82,470
2011	14.952491	15.975323	6.84%	82,356
2010	13.228460	14.952491	13.03%	81,040
2009	11.015450	13.228460	20.09%	62,040
2008	15.953656	11.015450	-30.95%	44,436
2007	15.198002	15.953656	4.97%	38,292
2006	13.310580	15.198002	14.18%	51,956
2005	13.011223	13.310580	2.30%	32,641
2004	12.636845	13.011223	2.96%	19,313
2003*	10.000000	12.636845	26.37%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	518
2009	8.430458	10.416903	23.56%	441
2008	13.789376	8.430458	-38.86%	290
2007	15.821007	13.789376	-12.84%	290
2006	15.554423	15.821007	1.71%	290
2005	14.997346	15.554423	3.71%	555
2004	13.746125	14.997346	9.10%	768
2003*	10.000000	13.746125	37.46%	290
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.203206	14.272246	8.10%	0
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
2006	13.593219	15.463850	13.76%	0
2005	13.604024	13.593219	-0.08%	0
2004	12.927207	13.604024	5.24%	0
2003*	10.000000	12.927207	29.27%	0
6

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.413950	13.348274	7.53%	76,330
2011	12.387889	12.413950	0.21%	100,129
2010	11.644119	12.387889	6.39%	124,631
2009	9.863406	11.644119	18.05%	142,580
2008	10.859284	9.863406	-9.17%	147,285
2007	10.513347	10.859284	3.29%	169,012
2006	10.296493	10.513347	2.11%	135,386
2005	10.376971	10.296493	-0.78%	107,568
2004	10.222441	10.376971	1.51%	32,420
2003*	10.000000	10.222441	2.22%	6,380
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.853500	12.994518	9.63%	162,906
2011	12.115952	11.853500	-2.17%	174,765
2010	10.956998	12.115952	10.58%	182,983
2009	8.996925	10.956998	21.79%	164,799
2008	12.237236	8.996925	-26.48%	48,979
2007	11.488747	12.237236	6.51%	18,713
2006	10.670550	11.488747	7.67%	21,651
2005*	10.000000	10.670550	6.71%	909
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.829064	13.140604	11.09%	697,356
2011	12.190669	11.829064	-2.97%	655,266
2010	10.852605	12.190669	12.33%	723,578
2009	8.592820	10.852605	26.30%	551,215
2008	13.015105	8.592820	-33.98%	265,376
2007	12.047375	13.015105	8.03%	199,962
2006	10.976545	12.047375	9.76%	117,671
2005*	10.000000	10.976545	9.77%	88,120
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.525200	13.042099	13.16%	51,475
2011	12.071604	11.525200	-4.53%	50,105
2010	10.601792	12.071604	13.86%	42,538
2009	8.225886	10.601792	28.88%	49,100
2008	13.541827	8.225886	-39.26%	15,606
2007	12.409354	13.541827	9.13%	32,390
2006	11.184232	12.409354	10.95%	26,220
2005*	10.000000	11.184232	11.84%	21,638
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.509505	15.958849	2.90%	63,186
2011	16.651031	15.509505	-6.86%	66,766
2010	14.222735	16.651031	17.07%	83,906
2009	9.809426	14.222735	44.99%	90,858
2008	21.898425	9.809426	-55.20%	74,473
2007	15.304969	21.898425	43.08%	73,559
2006	13.357393	15.304969	14.58%	56,123
2005*	10.000000	13.357393	33.57%	16,697
7

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.552109	16.735236	15.00%	270,976
2011	14.714425	14.552109	-1.10%	349,821
2010	13.032263	14.714425	12.91%	339,049
2009	10.212523	13.032263	27.61%	241,204
2008	18.176748	10.212523	-43.82%	202,032
2007	18.269816	18.176748	-0.51%	182,146
2006	15.504390	18.269816	17.84%	155,265
2005	14.947116	15.504390	3.73%	115,192
2004	13.676909	14.947116	9.29%	59,804
2003*	10.000000	13.676909	36.77%	1,829
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.711717	16.535427	12.40%	108,261
2011	14.978073	14.711717	-1.78%	118,091
2010	12.307758	14.978073	21.70%	138,430
2009	9.789375	12.307758	25.73%	121,324
2008	18.910316	9.789375	-48.23%	110,723
2007	15.197310	18.910316	24.43%	84,871
2006	14.513399	15.197310	4.71%	63,785
2005	14.000748	14.513399	3.66%	42,058
2004	13.818654	14.000748	1.32%	26,773
2003*	10.000000	13.818654	38.19%	615
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.181320	13.675795	3.75%	1,225,415
2011	12.533669	13.181320	5.17%	1,196,556
2010	11.861582	12.533669	5.67%	1,252,195
2009	10.455436	11.861582	13.45%	1,697,557
2008	11.023236	10.455436	-5.15%	1,457,926
2007	10.780356	11.023236	2.25%	1,527,835
2006	10.536024	10.780356	2.32%	573,993
2005	10.523767	10.536024	0.12%	108,330
2004	10.280466	10.523767	2.37%	42,181
2003*	10.000000	10.280466	2.80%	1,087
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.916990	25.793803	12.55%	260,908
2011	26.163996	22.916990	-12.41%	292,171
2010	20.711886	26.163996	26.32%	321,582
2009	15.084376	20.711886	37.31%	320,254
2008	25.422593	15.084376	-40.67%	249,074
2007	22.436487	25.422593	13.31%	230,176
2006	20.315297	22.436487	10.44%	195,611
2005	17.519636	20.315297	15.96%	147,988
2004	14.304553	17.519636	22.48%	79,588
2003*	10.000000	14.304553	43.05%	3,470
8

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.688360	18.554195	18.27%	593
2011	19.317013	15.688360	-18.78%	1,594
2010	17.425249	19.317013	10.86%	1,594
2009	14.051348	17.425249	24.01%	1,594
2008	25.521269	14.051348	-44.94%	1,594
2007	22.193606	25.521269	14.99%	1,594
2006	19.179150	22.193606	15.72%	1,746
2005	16.433121	19.179150	16.71%	2,702
2004	14.760564	16.433121	11.33%	2,702
2003*	10.000000	14.760564	47.61%	1,040
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.499655	12.425045	18.34%	147,066
2011	12.935952	10.499655	-18.83%	168,812
2010	11.669470	12.935952	10.85%	178,059
2009	9.411523	11.669470	23.99%	169,372
2008	17.089649	9.411523	-44.93%	145,582
2007	14.860462	17.089649	15.00%	141,712
2006	12.837627	14.860462	15.76%	124,438
2005	11.003353	12.837627	16.67%	68,958
2004*	10.000000	11.003353	10.03%	33,488
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	18.088260	22.580709	24.84%	6,754
2011	20.239014	18.088260	-10.63%	7,348
2010	16.304818	20.239014	24.13%	7,757
2009	10.559959	16.304818	54.40%	8,282
2008	22.064612	10.559959	-52.14%	9,584
2007	21.300753	22.064612	3.59%	9,843
2006	18.687545	21.300753	13.98%	12,936
2005	18.568815	18.687545	0.64%	12,088
2004	16.601913	18.568815	11.85%	6,098
2003*	10.000000	16.601913	66.02%	1,021
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	382,080
2011	11.517649	11.586341	0.60%	411,962
2010	10.404178	11.517649	10.70%	475,439
2009	7.809563	10.404178	33.22%	442,502
2008	11.299943	7.809563	-30.89%	342,705
2007	11.085844	11.299943	1.93%	321,073
2006*	10.000000	11.085844	10.86%	46,305
9

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.341438	17.975242	10.00%	66,354
2011	15.690609	16.341438	4.15%	72,610
2010	13.237176	15.690609	18.53%	92,368
2009	11.481566	13.237176	15.29%	107,533
2008	16.030637	11.481566	-28.38%	124,663
2007	16.768456	16.030637	-4.40%	143,427
2006	14.571240	16.768456	15.08%	163,966
2005	14.338735	14.571240	1.62%	151,473
2004	13.147979	14.338735	9.06%	94,812
2003*	10.000000	13.147979	31.48%	2,163
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.475326	23.815169	16.31%	236,748
2011	21.653562	20.475326	-5.44%	283,285
2010	17.188036	21.653562	25.98%	279,961
2009	13.545032	17.188036	26.90%	427,776
2008	20.582439	13.545032	-34.19%	92,577
2007	21.461905	20.582439	-4.10%	86,628
2006	18.672305	21.461905	14.94%	71,941
2005	17.472125	18.672305	6.87%	55,135
2004	14.370679	17.472125	21.58%	23,823
2003*	10.000000	14.370679	43.71%	1,964
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	141,131
2011	9.118982	8.821565	-3.26%	142,660
2010	8.418116	9.118982	8.33%	146,115
2009	6.578070	8.418116	27.97%	108,466
2008*	10.000000	6.578070	-34.22%	14,897
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.168719	16.863360	11.17%	49,435
2011	18.348461	15.168719	-17.33%	57,702
2010	15.891739	18.348461	15.46%	72,243
2009	9.369330	15.891739	69.61%	81,863
2008	20.149958	9.369330	-53.50%	82,944
2007	15.937169	20.149958	26.43%	97,624
2006	12.655507	15.937169	25.93%	46,638
2005*	10.000000	12.655507	26.56%	19,495
10

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.282333	20.075043	16.16%	854
2011	19.682940	17.282333	-12.20%	1,053
2010	18.479732	19.682940	6.51%	1,457
2009	13.724837	18.479732	34.64%	1,983
2008	23.430527	13.724837	-41.42%	2,501
2007	20.657060	23.430527	13.43%	7,165
2006	17.311415	20.657060	19.33%	8,415
2005	15.992577	17.311415	8.25%	8,547
2004	13.732826	15.992577	16.46%	16,720
2003*	10.000000	13.732826	37.33%	1,545
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.418042	14.433304	16.23%	247,299
2011	14.149968	12.418042	-12.24%	272,924
2010	13.284976	14.149968	6.51%	293,037
2009	9.855569	13.284976	34.80%	314,006
2008	16.829070	9.855569	-41.44%	1,169,455
2007	14.838451	16.829070	13.42%	824,880
2006	12.433552	14.838451	19.34%	372,803
2005	11.490111	12.433552	8.21%	126,372
2004*	10.000000	11.490111	14.90%	55,309
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.737289	17.789885	13.04%	92,454
2011	16.150984	15.737289	-2.56%	129,904
2010	14.371916	16.150984	12.38%	127,766
2009	12.324804	14.371916	16.61%	116,355
2008	11.811239	12.324804	4.35%	100,374
2007	10.828109	11.811239	9.08%	96,459
2006	9.766142	10.828109	10.87%	54,451
2005*	10.000000	9.766142	-2.34%	15,005
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.191846	1.92%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.956120	10.034011	12.04%	1,795
2011	10.306003	8.956120	-13.10%	1,232
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.982532	13.231297	20.48%	5,057
2011	11.280501	10.982532	-2.64%	1,796
2010*	10.000000	11.280501	12.81%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.615981	-3.84%	27,647
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.928417	-0.72%	0
11

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.710282	-2.90%	82,453
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.512000	13.478931	17.09%	220,095
2011	12.626540	11.512000	-8.83%	256,062
2010	11.825400	12.626540	6.77%	266,929
2009*	10.000000	11.825400	18.25%	95,154
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.782323	7.82%	6,674
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.037435	0.37%	19,024
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.384652	18.250267	11.39%	1,417
2011	16.452918	16.384652	-0.41%	1,417
2010	15.488254	16.452918	6.23%	1,417
2009	12.552746	15.488254	23.39%	1,417
2008	15.220939	12.552746	-17.53%	1,417
2007	14.048292	15.220939	8.35%	0
2006	12.949158	14.048292	8.49%	0
2005	12.241351	12.949158	5.78%	0
2004	11.505218	12.241351	6.40%	0
2003*	10.000000	11.505218	15.05%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.226388	20.962185	21.69%	149,544
2011	18.840477	17.226388	-8.57%	170,215
2010	18.009002	18.840477	4.62%	169,048
2009	12.553269	18.009002	43.46%	129,060
2008	22.943703	12.553269	-45.29%	47,925
2007	17.092574	22.943703	34.23%	16,741
2006	15.942807	17.092574	7.21%	922
2005	14.415779	15.942807	10.59%	842
2004	12.437665	14.415779	15.90%	872
2003*	10.000000	12.437665	24.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.929462	-0.71%	2,188
12

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.536056	29.506835	11.20%	50,920
2011	39.916616	26.536056	-33.52%	79
2010	32.496924	39.916616	22.83%	407
2009	18.470555	32.496924	75.94%	407
2008	39.355413	18.470555	-53.07%	702
2007	31.292247	39.355413	25.77%	1,003
2006	21.719936	31.292247	44.07%	1,003
2005	16.754159	21.719936	29.64%	1,003
2004	14.367666	16.754159	16.61%	1,003
2003*	10.000000	14.367666	43.68%	540
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.603248	16.740661	14.64%	17,318
2011	14.808017	14.603248	-1.38%	24,015
2010	13.438590	14.808017	10.19%	27,657
2009	9.833460	13.438590	36.66%	32,770
2008	15.882140	9.833460	-38.08%	39,842
2007	14.561211	15.882140	9.07%	49,543
2006	13.811057	14.561211	5.43%	53,140
2005	13.486320	13.811057	2.41%	58,958
2004	12.594868	13.486320	7.08%	32,318
2003*	10.000000	12.594868	25.95%	3,653
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.196918	1.97%	5,811
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.417040	18.690785	13.85%	742,299
2011	16.787166	16.417040	-2.20%	855,481
2010	15.362835	16.787166	9.27%	855,935
2009	12.769555	15.362835	20.31%	972,282
2008	19.324816	12.769555	-33.92%	184,111
2007	18.282573	19.324816	5.70%	134,402
2006	15.440964	18.282573	18.40%	87,397
2005	14.760636	15.440964	4.61%	50,506
2004	13.083772	14.760636	12.82%	21,737
2003*	10.000000	13.083772	30.84%	2,294
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	28,390
2011	10.717202	10.342861	-3.49%	39,825
2010*	10.000000	10.717202	7.17%	31,075
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.052463	10.119285	11.78%	19,789
2011*	10.000000	9.052463	-9.48%	13,590
13

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	314,776
2011	13.790494	13.615559	-1.27%	352,674
2010	12.404567	13.790494	11.17%	404,534
2009*	10.000000	12.404567	24.05%	35,608
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	15,242,311
2011	10.017612	9.934130	-0.83%	15,725,774
2010	9.102112	10.017612	10.06%	16,350,938
2009	7.506594	9.102112	21.25%	12,020,709
2008	10.880072	7.506594	-31.01%	6,237,047
2007	10.434128	10.880072	4.27%	3,010,520
2006*	10.000000	10.434128	4.34%	859,430
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	3,119,079
2011	10.707494	11.122824	3.88%	2,935,705
2010	10.282254	10.707494	4.14%	3,062,258
2009	9.331593	10.282254	10.19%	2,280,381
2008	10.538162	9.331593	-11.45%	984,279
2007	10.416259	10.538162	1.17%	378,479
2006*	10.000000	10.416259	4.16%	48,099
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	432,828
2011	11.042898	9.839907	-10.89%	494,860
2010	10.098290	11.042898	9.35%	512,318
2009	7.258389	10.098290	39.13%	462,283
2008	12.039659	7.258389	-39.71%	376,937
2007	10.715931	12.039659	12.35%	261,888
2006*	10.000000	10.715931	7.16%	88,162
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	897,124
2011	9.772798	9.151941	-6.35%	974,736
2010	8.415640	9.772798	16.13%	1,017,998
2009	6.171929	8.415640	36.35%	910,188
2008	11.260943	6.171929	-45.19%	841,001
2007	10.243775	11.260943	9.93%	520,738
2006*	10.000000	10.243775	2.44%	163,222
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	3,849,981
2011	8.328583	8.000182	-3.94%	3,930,735
2010	7.638486	8.328583	9.03%	4,090,698
2009	5.948820	7.638486	28.40%	2,971,513
2008	9.776234	5.948820	-39.15%	1,113,125
2007*	10.000000	9.776234	-2.24%	238,781
14

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.415411	18.475098	12.55%	5,551
2011	16.092715	16.415411	2.01%	5,837
2010	14.475127	16.092715	11.17%	9,839
2009	10.091024	14.475127	43.45%	11,232
2008	14.263038	10.091024	-29.25%	13,641
2007	14.077197	14.263038	1.32%	17,043
2006	12.953685	14.077197	8.67%	17,144
2005	12.877246	12.953685	0.59%	17,214
2004	11.904593	12.877246	8.17%	24,544
2003*	10.000000	11.904593	19.05%	28,638
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	62,964
2011	12.934760	13.192786	1.99%	71,334
2010	11.634011	12.934760	11.18%	84,649
2009	8.105879	11.634011	43.53%	79,358
2008	11.474465	8.105879	-29.36%	39,625
2007	11.321282	11.474465	1.35%	43,514
2006	10.418162	11.321282	8.67%	48,257
2005*	10.000000	10.418162	4.18%	31,801
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.656457	17.015902	16.10%	343,183
2011	15.307241	14.656457	-4.25%	399,554
2010	13.495264	15.307241	13.43%	431,706
2009	10.708491	13.495264	26.02%	375,322
2008	17.361358	10.708491	-38.32%	438,030
2007	18.145324	17.361358	-4.32%	842,114
2006	15.981000	18.145324	13.54%	457,159
2005	15.646565	15.981000	2.14%	107,315
2004	13.601345	15.646565	15.04%	44,637
2003*	10.000000	13.601345	36.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.532982	8.646821	14.79%	59,471
2011	8.678463	7.532982	-13.20%	109,692
2010	7.655149	8.678463	13.37%	100,376
2009	5.093703	7.655149	50.29%	59,569
2008*	10.000000	5.093703	-49.06%	14,737
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	791,626
2011	9.557223	9.083641	-4.96%	903,066
2010	7.872447	9.557223	21.40%	877,070
2009	6.103951	7.872447	28.97%	1,544,686
2008*	10.000000	6.103951	-38.96%	1,824,934
15

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	35,692
2011	9.086283	8.358114	-8.01%	35,793
2010	8.044836	9.086283	12.95%	35,913
2009	6.337755	8.044836	26.94%	29,152
2008*	10.000000	6.337755	-36.62%	1,997
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	3,884,437
2011	10.082476	9.773150	-3.07%	4,035,737
2010	9.294787	10.082476	8.47%	3,895,415
2009	7.895368	9.294787	17.72%	2,229,026
2008*	10.000000	7.895368	-21.05%	419,535
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	11,457,173
2011	9.665696	9.169449	-5.13%	11,694,012
2010	8.753321	9.665696	10.42%	11,929,153
2009	7.175372	8.753321	21.99%	6,737,424
2008*	10.000000	7.175372	-28.25%	794,625
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	2,275,283
2011	10.535889	10.497989	-0.36%	2,291,167
2010	10.040691	10.535889	4.93%	2,181,267
2009	9.042194	10.040691	11.04%	1,058,327
2008*	10.000000	9.042194	-9.58%	99,865
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	9,436,431
2011	9.874824	9.476046	-4.04%	10,051,335
2010	9.024479	9.874824	9.42%	9,993,060
2009	7.532112	9.024479	19.81%	5,424,838
2008*	10.000000	7.532112	-24.68%	756,654
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	2,997,455
2011	9.433360	8.835604	-6.34%	3,195,197
2010	8.473381	9.433360	11.33%	3,493,256
2009	6.813408	8.473381	24.36%	2,766,615
2008*	10.000000	6.813408	-31.87%	1,618,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	1,788,483
2011	10.248492	10.042298	-2.01%	1,780,917
2010	9.566746	10.248492	7.13%	1,944,355
2009	8.274211	9.566746	15.62%	1,224,580
2008*	10.000000	8.274211	-17.26%	196,509
16

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	449,480
2011	10.976951	11.458211	4.38%	446,758
2010	10.463248	10.976951	4.91%	419,285
2009	9.807050	10.463248	6.69%	651,015
2008*	10.000000	9.807050	-1.93%	12,287
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	226,677
2011	11.924351	12.424769	4.20%	223,149
2010	11.225826	11.924351	6.22%	215,818
2009	9.812853	11.225826	14.40%	67,028
2008*	10.000000	9.812853	-1.87%	1,259
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	849
2010	32.429811	36.932972	13.89%	849
2009	20.238876	32.429811	60.24%	849
2008	48.966528	20.238876	-58.67%	849
2007	34.329087	48.966528	42.64%	849
2006	25.630840	34.329087	33.94%	849
2005	19.712603	25.630840	30.02%	849
2004	16.659025	19.712603	18.33%	866
2003*	10.000000	16.659025	66.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	76,644
2011	22.092277	16.802345	-23.94%	88,387
2010	19.402636	22.092277	13.86%	102,507
2009	12.108847	19.402636	60.24%	92,309
2008	29.250342	12.108847	-58.60%	70,106
2007	20.470158	29.250342	42.89%	71,083
2006	15.256471	20.470158	34.17%	59,144
2005	11.719770	15.256471	30.18%	44,989
2004*	10.000000	11.719770	17.20%	26,680
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.801881	12.961773	1.25%	862,416
2011	12.147918	12.801881	5.38%	871,759
2010	11.800022	12.147918	2.95%	926,827
2009	11.695753	11.800022	0.89%	1,426,562
2008	11.050957	11.695753	5.83%	1,591,698
2007	10.497385	11.050957	5.27%	1,347,968
2006	10.338406	10.497385	1.54%	557,369
2005	10.189502	10.338406	1.46%	86,796
2004	10.043359	10.189502	1.46%	22,084
2003*	10.000000	10.043359	0.43%	744
17

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.796997	7.694573	13.21%	198,615
2011	7.686505	6.796997	-11.57%	220,021
2010	6.923092	7.686505	11.03%	217,601
2009	5.443293	6.923092	27.19%	215,332
2008*	10.000000	5.443293	-45.57%	25,777
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	63,429
2011	8.680525	7.432925	-14.37%	63,212
2010	8.226406	8.680525	5.52%	55,577
2009	6.510364	8.226406	26.36%	48,745
2008	11.644002	6.510364	-44.09%	36,462
2007	10.835236	11.644002	7.46%	11,808
2006*	10.000000	10.835236	8.35%	4,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.048045	18.273978	13.87%	380,556
2011	17.001736	16.048045	-5.61%	422,291
2010	15.095973	17.001736	12.62%	452,820
2009	12.078766	15.095973	24.98%	358,564
2008	19.466359	12.078766	-37.95%	178,463
2007	18.700744	19.466359	4.09%	240,846
2006	16.285762	18.700744	14.83%	258,711
2005	15.356948	16.285762	6.05%	217,961
2004	13.707728	15.356948	12.03%	95,345
2003*	10.000000	13.707728	37.08%	1,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	1,066,770
2011	12.411964	12.303112	-0.88%	893,917
2010	11.503903	12.411964	7.89%	870,876
2009*	10.000000	11.503903	15.04%	349,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	2,630,474
2011	13.276309	12.922393	-2.67%	2,623,921
2010	12.061576	13.276309	10.07%	2,593,691
2009*	10.000000	12.061576	20.62%	1,241,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.584001	13.003124	3.33%	1,785,971
2011	12.442939	12.584001	1.13%	1,752,231
2010	11.959774	12.442939	4.04%	1,450,079
2009	11.159036	11.959774	7.18%	1,154,356
2008	12.085719	11.159036	-7.67%	518,679
2007	11.673956	12.085719	3.53%	435,001
2006	11.191464	11.673956	4.31%	310,529
2005	11.025641	11.191464	1.50%	369,029
2004	10.723133	11.025641	2.82%	317,539
2003*	10.000000	10.723133	7.23%	24,714
18

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.593590	15.887798	8.87%	5,621,933
2011	14.858981	14.593590	-1.79%	5,912,259
2010	13.635381	14.858981	8.97%	5,389,223
2009	11.649125	13.635381	17.05%	4,053,091
2008	15.437685	11.649125	-24.54%	2,161,576
2007	14.872451	15.437685	3.80%	1,862,090
2006	13.593344	14.872451	9.41%	1,366,364
2005	13.132916	13.593344	3.51%	861,297
2004	12.203108	13.132916	7.62%	463,596
2003*	10.000000	12.203108	22.03%	15,603
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.570810	17.402708	11.76%	1,995,916
2011	16.191935	15.570810	-3.84%	2,168,510
2010	14.605638	16.191935	10.86%	2,301,148
2009	11.950716	14.605638	22.22%	2,298,916
2008	17.729297	11.950716	-32.59%	1,912,568
2007	17.001173	17.729297	4.28%	1,574,411
2006	15.106544	17.001173	12.54%	925,832
2005	14.359307	15.106544	5.20%	262,657
2004	13.038300	14.359307	10.13%	183,968
2003*	10.000000	13.038300	30.38%	2,862
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.758057	14.603455	6.14%	1,595,537
2011	13.719595	13.758057	0.28%	1,442,358
2010	12.867974	13.719595	6.62%	1,397,388
2009	11.432441	12.867974	12.56%	1,153,558
2008	13.696706	11.432441	-16.53%	668,566
2007	13.170301	13.696706	4.00%	577,550
2006	12.362921	13.170301	6.53%	487,133
2005	12.042290	12.362921	2.66%	323,178
2004	11.437925	12.042290	5.28%	170,274
2003*	10.000000	11.437925	14.38%	18,165
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	388,602
2011	13.738189	13.161472	-4.20%	466,857
2010	12.885329	13.738189	6.62%	574,718
2009*	10.000000	12.885329	28.85%	4,354
19

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.342486	23.477812	15.41%	76,827
2011	21.244633	20.342486	-4.25%	84,953
2010	17.133429	21.244633	24.00%	86,245
2009	12.751660	17.133429	34.36%	83,414
2008	20.427933	12.751660	-37.58%	45,377
2007	19.332334	20.427933	5.67%	30,626
2006	17.905052	19.332334	7.97%	21,368
2005	16.256166	17.905052	10.14%	18,512
2004	14.296525	16.256166	13.71%	18,996
2003*	10.000000	14.296525	42.97%	1,828
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.944406	9.769905	-1.75%	2,011,289
2011	10.121033	9.944406	-1.75%	2,035,697
2010	10.301295	10.121033	-1.75%	2,037,529
2009	10.480380	10.301295	-1.71%	1,607,830
2008	10.452394	10.480380	0.27%	768,769
2007	10.152993	10.452394	2.95%	711,569
2006	9.885496	10.152993	2.71%	294,853
2005	9.799630	9.885496	0.88%	183,812
2004	9.893901	9.799630	-0.95%	50,182
2003*	10.000000	9.893901	-1.06%	34,800
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.568081	14.962997	10.28%	277,177
2011	13.083288	13.568081	3.71%	266,426
2010	12.041376	13.083288	8.65%	271,292
2009	9.853499	12.041376	22.20%	224,969
2008	12.125745	9.853499	-18.74%	121,711
2007	11.797281	12.125745	2.78%	94,129
2006	11.452724	11.797281	3.01%	50,630
2005	11.407467	11.452724	0.40%	33,886
2004	10.898535	11.407467	4.67%	8,694
2003*	10.000000	10.898535	8.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.036198	9.120622	13.49%	925,250
2011	9.050027	8.036198	-11.20%	1,044,556
2010	8.093736	9.050027	11.82%	985,664
2009	6.052492	8.093736	33.73%	1,499,012
2008*	10.000000	6.052492	-39.48%	1,605,244
20

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	816
2006	17.790715	21.396244	20.27%	816
2005	16.197590	17.790715	9.84%	816
2004	13.738380	16.197590	17.90%	816
2003*	10.000000	13.738380	37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	340,690
2011	10.626678	8.728658	-17.86%	339,160
2010	10.218016	10.626678	4.00%	319,338
2009	8.031437	10.218016	27.23%	270,200
2008	15.266276	8.031437	-47.39%	692,819
2007	15.131435	15.266276	0.89%	777,542
2006	12.581194	15.131435	20.27%	274,019
2005	11.453079	12.581194	9.85%	51,039
2004*	10.000000	11.453079	14.53%	12,421
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	441,741
2011	9.054459	8.608756	-4.92%	515,213
2010	7.988688	9.054459	13.34%	526,366
2009	6.285917	7.988688	27.09%	958,399
2008*	10.000000	6.285917	-37.14%	10,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	96,819
2011	8.700219	8.027444	-7.73%	112,507
2010	7.854021	8.700219	10.77%	137,317
2009	6.274075	7.854021	25.18%	136,800
2008*	10.000000	6.274075	-37.26%	12,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	524,372
2011	9.585284	8.998670	-6.12%	619,447
2010	7.714076	9.585284	24.26%	616,327
2009	6.196535	7.714076	24.49%	895,771
2008*	10.000000	6.196535	-38.03%	580,177
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	508,392
2011	10.062592	9.657332	-4.03%	591,440
2010	8.560970	10.062592	17.54%	601,843
2009	6.678536	8.560970	28.19%	888,140
2008*	10.000000	6.678536	-33.21%	1,171,386
21

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.821797	15.357297	11.11%	18,943
2011	14.189699	13.821797	-2.59%	30,715
2010	11.544128	14.189699	22.92%	38,785
2009	9.238210	11.544128	24.96%	28,215
2008	17.587905	9.238210	-47.47%	30,881
2007	16.349615	17.587905	7.57%	47,627
2006	16.157720	16.349615	1.19%	31,218
2005	15.263895	16.157720	5.86%	25,778
2004	13.727977	15.263895	11.19%	10,870
2003*	10.000000	13.727977	37.28%	956
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.295405	22.806201	18.19%	16,529
2011	20.771140	19.295405	-7.10%	19,889
2010	16.715464	20.771140	24.26%	22,832
2009	13.517550	16.715464	23.66%	27,747
2008	20.323216	13.517550	-33.49%	22,938
2007	22.299337	20.323216	-8.86%	22,334
2006	19.381755	22.299337	15.05%	17,786
2005	19.192160	19.381755	0.99%	14,966
2004	16.696167	19.192160	14.95%	20,664
2003*	10.000000	16.696167	66.96%	698
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.781832	21.262124	13.21%	30,605
2011	20.293371	18.781832	-7.45%	37,577
2010	16.526315	20.293371	22.79%	40,600
2009	12.512624	16.526315	32.08%	48,370
2008	20.659969	12.512624	-39.44%	136,633
2007	20.638995	20.659969	0.10%	113,624
2006	18.796627	20.638995	9.80%	104,574
2005	17.079751	18.796627	10.05%	32,692
2004	14.634859	17.079751	16.71%	22,781
2003*	10.000000	14.634859	46.35%	768
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.606781	15.219252	11.85%	507,823
2011	13.796466	13.606781	-1.37%	598,417
2010	12.402068	13.796466	11.24%	583,772
2009	10.053611	12.402068	23.36%	977,649
2008	17.525749	10.053611	-42.64%	1,213,908
2007	16.534481	17.525749	6.00%	995,030
2006	14.839520	16.534481	11.42%	412,222
2005	14.109763	14.839520	5.17%	8,386
2004	13.111059	14.109763	7.62%	5,959
2003*	10.000000	13.111059	31.11%	6,009
22

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.495610	10.782698	13.55%	107,708
2011	9.105436	9.495610	4.29%	136,314
2010	7.138633	9.105436	27.55%	188,777
2009	5.567096	7.138633	28.23%	212,464
2008*	10.000000	5.567096	-44.33%	12,966
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	218,112
2011	10.406354	10.357453	-0.47%	245,558
2010	10.341446	10.406354	0.63%	272,573
2009	9.826970	10.341446	5.24%	265,263
2008*	10.000000	9.826970	-1.73%	25,675
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	808,918
2011	13.459684	11.581113	-13.96%	886,685
2010	12.881784	13.459684	4.49%	783,848
2009*	10.000000	12.881784	28.82%	1,185,560
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	10.080351	10.359573	2.77%	632,186
2011	10.229857	10.080351	-1.46%	630,104
2010	9.889402	10.229857	3.44%	575,554
2009	8.881836	9.889402	11.34%	776,221
2008	10.442362	8.881836	-14.94%	1,262,149
2007	10.145287	10.442362	2.93%	1,271,687
2006	9.909111	10.145287	2.38%	511,016
2005	9.941633	9.909111	-0.33%	85,189
2004	10.040481	9.941633	-0.98%	23,196
2003*	10.000000	10.040481	0.40%	3,302
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.578792	13.448304	6.91%	14,690
2011	12.939609	12.578792	-2.79%	10,939
2010	11.010583	12.939609	17.52%	17,792
2009	9.129398	11.010583	20.61%	19,250
2008	15.352476	9.129398	-40.53%	20,963
2007	15.547415	15.352476	-1.25%	20,564
2006	15.034039	15.547415	3.41%	20,717
2005	14.870180	15.034039	1.10%	14,657
2004	13.528240	14.870180	9.92%	7,112
2003*	10.000000	13.528240	35.28%	0
23

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.905135	16.251507	9.03%	39,811
2011	15.652245	14.905135	-4.77%	48,153
2010	12.967155	15.652245	20.71%	52,482
2009	10.042218	12.967155	29.13%	67,174
2008	16.879012	10.042218	-40.50%	71,691
2007	15.965747	16.879012	5.72%	1,270,266
2006	14.291049	15.965747	11.72%	552,007
2005	13.611475	14.291049	4.99%	32,795
2004	12.229791	13.611475	11.30%	0
2003*	10.000000	12.229791	22.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.708710	15.102289	18.83%	59,654
2011	14.135150	12.708710	-10.09%	76,721
2010	12.437950	14.135150	13.65%	105,163
2009	9.082697	12.437950	36.94%	126,669
2008	15.497557	9.082697	-41.39%	150,235
2007	14.873968	15.497557	4.19%	160,986
2006	12.894589	14.873968	15.35%	171,349
2005	11.507127	12.894589	12.06%	105,432
2004*	10.000000	11.507127	15.07%	36,056
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.485172	23.154137	18.83%	1,278
2011	21.680358	19.485172	-10.13%	1,331
2010	19.071417	21.680358	13.68%	1,733
2009	13.929309	19.071417	36.92%	1,733
2008	23.760837	13.929309	-41.38%	1,973
2007	22.799883	23.760837	4.21%	5,711
2006	19.771731	22.799883	15.32%	5,711
2005	17.642303	19.771731	12.07%	5,711
2004	15.104878	17.642303	16.80%	5,711
2003*	10.000000	15.104878	51.05%	402
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.143415	1.43%	7,252
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.214463	16.284679	14.56%	537,079
2011	14.512770	14.214463	-2.06%	648,284
2010	12.752848	14.512770	13.80%	650,460
2009	10.141101	12.752848	25.75%	988,644
2008	16.818258	10.141101	-39.70%	1,094,547
2007	16.437065	16.818258	2.32%	956,504
2006	14.577583	16.437065	12.76%	494,144
2005	14.030984	14.577583	3.90%	60,397
2004	13.084249	14.030984	7.24%	24,084
2003*	10.000000	13.084249	30.84%	2,029
24

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.732795	22.812364	15.61%	43,102
2011	20.573839	19.732795	-4.09%	48,406
2010	17.016614	20.573839	20.90%	56,932
2009	12.652987	17.016614	34.49%	55,759
2008	20.773571	12.652987	-39.09%	348,365
2007	21.444172	20.773571	-3.13%	231,883
2006	19.034924	21.444172	12.66%	106,522
2005	17.657508	19.034924	7.80%	13,085
2004	15.079668	17.657508	17.09%	6,947
2003*	10.000000	15.079668	50.80%	73
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.592193	5.92%	16,448
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	80,745
2011	11.646011	12.405808	6.52%	78,016
2010	10.837712	11.646011	7.46%	85,629
2009*	10.000000	10.837712	8.38%	36,039
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	786,417
2011	11.282116	11.196933	-0.76%	745,018
2010	10.916941	11.282116	3.35%	733,051
2009*	10.000000	10.916941	9.17%	676,572
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.973762	10.729699	7.58%	110,612
2011*	10.000000	9.973762	-0.26%	30,605
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.784717	13.793737	17.05%	5,221
2011	12.578016	11.784717	-6.31%	5,137
2010	11.192638	12.578016	12.38%	5,315
2009	8.775762	11.192638	27.54%	5,465
2008	14.570845	8.775762	-39.77%	6,866
2007	15.785091	14.570845	-7.69%	6,432
2006	13.860142	15.785091	13.89%	8,355
2005	13.405421	13.860142	3.39%	8,283
2004	12.279684	13.405421	9.17%	2,011
2003*	10.000000	12.279684	22.80%	0
25

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.652021	15.154349	19.78%	833
2011	15.502307	12.652021	-18.39%	839
2010	14.340444	15.502307	8.10%	906
2009	11.711052	14.340444	22.45%	912
2008	21.267332	11.711052	-44.93%	919
2007	19.976776	21.267332	6.46%	926
2006	15.918898	19.976776	25.49%	952
2005	14.440241	15.918898	10.24%	980
2004	12.648853	14.440241	14.16%	1,010
2003*	10.000000	12.648853	26.49%	526
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.866770	14.439686	12.22%	430
2011	15.940852	12.866770	-19.28%	1,448
2010	13.431125	15.940852	18.69%	2,903
2009	8.340797	13.431125	61.03%	1,885
2008	13.482437	8.340797	-38.14%	245
2007	13.005932	13.482437	3.66%	245
2006	12.554562	13.005932	3.60%	2,573
2005	12.089308	12.554562	3.85%	2,604
2004	11.715038	12.089308	3.19%	2,631
2003*	10.000000	11.715038	17.15%	245
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	12,205
2011	10.512665	11.401817	8.46%	6,135
2010*	10.000000	10.512665	5.13%	782
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.398966	12.228538	7.28%	104,000
2011	11.006698	11.398966	3.56%	99,727
2010	10.483703	11.006698	4.99%	116,735
2009	9.755312	10.483703	7.47%	136,369
2008	11.088437	9.755312	-12.02%	800,761
2007	10.727232	11.088437	3.37%	1,075,069
2006	10.542363	10.727232	1.75%	435,666
2005	10.323495	10.542363	2.12%	68,579
2004	10.096155	10.323495	2.25%	10,234
2003*	10.000000	10.096155	0.96%	0
26

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
2004	12.552802	13.576214	8.15%	174
2003*	10.000000	12.552802	25.53%	177
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.706281	-2.94%	16,972
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	9,164
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.116906	16.020725	5.98%	60,740
2011	16.126972	15.116906	-6.26%	62,130
2010	12.947558	16.126972	24.56%	61,819
2009	8.633268	12.947558	49.97%	24,620
27

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.308110	16.464439	15.07%	458
2011	13.742989	14.308110	4.11%	619
2010	12.413111	13.742989	10.71%	750
2009	10.508689	12.413111	18.12%	841
2008	18.054232	10.508689	-41.79%	1,010
2007	17.543710	18.054232	2.91%	2,954
2006	15.278513	17.543710	14.83%	7,214
2005	14.881685	15.278513	2.67%	7,836
2004	13.632334	14.881685	9.16%	8,519
2003*	10.000000	13.632334	36.32%	2,570
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.807956	23.031215	16.27%	0
2011	22.084830	19.807956	-10.31%	0
2010	17.774548	22.084830	24.25%	345
2009	12.694437	17.774548	40.02%	345
2008	20.130240	12.694437	-36.94%	841
2007	20.203167	20.130240	-0.36%	967
2006	18.023283	20.203167	12.09%	1,981
2005	17.220056	18.023283	4.66%	1,981
2004	14.734107	17.220056	16.87%	1,981
2003*	10.000000	14.734107	47.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.116462	1.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.596485	14.329952	5.39%	2,900
2011	12.396085	13.596485	9.68%	9,950
2010	12.014646	12.396085	3.17%	11,457
2009	11.106590	12.014646	8.18%	18,190
2008	11.498609	11.106590	-3.41%	9,880
2007	10.700603	11.498609	7.46%	11,265
2006	10.731395	10.700603	-0.29%	17,806
2005	10.764887	10.731395	-0.31%	19,103
2004	10.365477	10.764887	3.85%	16,744
2003*	10.000000	10.365477	3.65%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	0
2007	17.432300	17.033878	-2.29%	0
2006	15.203635	17.432300	14.66%	0
2005	14.819911	15.203635	2.59%	0
2004	13.412628	14.819911	10.49%	0
2003*	10.000000	13.412628	34.13%	0
28

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.539412	15.444726	14.07%	811
2011	13.911364	13.539412	-2.67%	297
2010	11.912745	13.911364	16.78%	0
2009	9.350585	11.912745	27.40%	0
2008	12.620144	9.350585	-25.91%	0
2007	13.179014	12.620144	-4.24%	456
2006	11.167887	13.179014	18.01%	0
2005*	10.000000	11.167887	11.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.254789	13.226327	7.93%	0
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	263
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.289105	23.047568	13.60%	1,534
2011	20.555092	20.289105	-1.29%	1,395
2010	16.643625	20.555092	23.50%	1,118
2009	13.563037	16.643625	22.71%	979
2008	20.002786	13.563037	-32.19%	1,031
2007	20.516323	20.002786	-2.50%	1,060
2006	18.269183	20.516323	12.30%	1,303
2005	17.356994	18.269183	5.26%	1,108
2004	14.508790	17.356994	19.63%	2,111
2003*	10.000000	14.508790	45.09%	180
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.631439	16.582303	13.33%	9,314
2011	14.668947	14.631439	-0.26%	9,541
2010	13.048410	14.668947	12.42%	12,230
2009	10.547325	13.048410	23.71%	12,089
2008	17.145170	10.547325	-38.48%	11,932
2007	16.639547	17.145170	3.04%	14,148
2006	14.714741	16.639547	13.08%	14,185
2005	14.354842	14.714741	2.51%	14,800
2004	13.253320	14.354842	8.31%	14,740
2003*	10.000000	13.253320	32.53%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.831612	17.113277	8.10%	228
2011	14.833045	15.831612	6.73%	3,636
2010	13.136134	14.833045	12.92%	3,636
2009	10.949713	13.136134	19.97%	3,636
2008	15.874644	10.949713	-31.02%	4,069
2007	15.138224	15.874644	4.86%	5,439
2006	13.271692	15.138224	14.06%	6,664
2005	12.986389	13.271692	2.20%	5,682
2004	12.625572	12.986389	2.86%	2,500
2003*	10.000000	12.625572	26.26%	0
29

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.203746	13.221548	18.01%	382
2011	13.281829	11.203746	-15.65%	382
2010	10.344205	13.281829	28.40%	382
2009	8.380150	10.344205	23.44%	341
2008	13.721095	8.380150	-38.93%	341
2007	15.758805	13.721095	-12.93%	341
2006	15.509010	15.758805	1.61%	341
2005	14.968748	15.509010	3.61%	341
2004	13.733890	14.968748	8.99%	341
2003*	10.000000	13.733890	37.34%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	13.084441	14.129435	7.99%	0
2011	14.107750	13.084441	-7.25%	0
2010	12.719010	14.107750	10.92%	0
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
2007	15.403040	16.574035	7.60%	0
2006	13.553519	15.403040	13.65%	0
2005	13.578075	13.553519	-0.18%	0
2004	12.915694	13.578075	5.13%	0
2003*	10.000000	12.915694	29.16%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.302288	13.214717	7.42%	6,463
2011	12.288936	12.302288	0.11%	6,530
2010	11.562875	12.288936	6.28%	7,588
2009	9.804553	11.562875	17.93%	7,715
2008	10.805484	9.804553	-9.26%	8,250
2007	10.471975	10.805484	3.18%	33,968
2006	10.266398	10.471975	2.00%	35,473
2005	10.357156	10.266398	-0.88%	34,616
2004	10.213311	10.357156	1.41%	31,576
2003*	10.000000	10.213311	2.13%	19,338
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0
2009	8.963395	10.905056	21.66%	0
2008	12.204072	8.963395	-26.55%	0
2007	11.469338	12.204072	6.41%	0
2006	10.663346	11.469338	7.56%	2,166
2005*	10.000000	10.663346	6.63%	0
30

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	0
2010	10.801171	12.120556	12.22%	0
2009	8.560800	10.801171	26.17%	0
2008	12.979840	8.560800	-34.05%	3,390
2007	12.027039	12.979840	7.92%	3,390
2006	10.969142	12.027039	9.64%	3,390
2005*	10.000000	10.969142	9.69%	3,390
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
2009	8.195231	10.551525	28.75%	0
2008	13.505146	8.195231	-39.32%	0
2007	12.388402	13.505146	9.01%	0
2006	11.176694	12.388402	10.84%	0
2005*	10.000000	11.176694	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.404595	15.834717	2.79%	413
2011	16.555210	15.404595	-6.95%	419
2010	14.155272	16.555210	16.95%	201
2009	9.772843	14.155272	44.84%	201
2008	21.839085	9.772843	-55.25%	0
2007	15.279127	21.839085	42.93%	376
2006	13.348402	15.279127	14.46%	343
2005*	10.000000	13.348402	33.48%	924
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.421183	16.567748	14.88%	5,538
2011	14.596869	14.421183	-1.20%	8,261
2010	12.941302	14.596869	12.79%	12,753
2009	10.151580	12.941302	27.48%	11,107
2008	18.086735	10.151580	-43.87%	11,908
2007	18.197972	18.086735	-0.61%	22,237
2006	15.459110	18.197972	17.72%	23,127
2005	14.918610	15.459110	3.62%	23,420
2004	13.664733	14.918610	9.18%	16,882
2003*	10.000000	13.664733	36.65%	9,367
31

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.579335	16.369918	12.28%	2,368
2011	14.858393	14.579335	-1.88%	3,264
2010	12.221840	14.858393	21.57%	4,318
2009	9.730934	12.221840	25.60%	4,590
2008	18.816653	9.730934	-48.29%	4,522
2007	15.137527	18.816653	24.30%	6,535
2006	14.470999	15.137527	4.61%	7,257
2005	13.974030	14.470999	3.56%	7,241
2004	13.806339	13.974030	1.21%	4,290
2003*	10.000000	13.806339	38.06%	750
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.062768	13.538964	3.65%	255
2011	12.433559	13.062768	5.06%	10,260
2010	11.778830	12.433559	5.56%	16,597
2009	10.393080	11.778830	13.33%	11,690
2008	10.968658	10.393080	-5.25%	7,837
2007	10.737961	10.968658	2.15%	15,368
2006	10.505247	10.737961	2.22%	13,218
2005	10.503682	10.505247	0.01%	6,894
2004	10.271299	10.503682	2.26%	6,334
2003*	10.000000	10.271299	2.71%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.710878	25.535746	12.44%	5,007
2011	25.955059	22.710878	-12.50%	5,318
2010	20.567387	25.955059	26.20%	5,356
2009	14.994381	20.567387	37.17%	4,922
2008	25.296736	14.994381	-40.73%	6,441
2007	22.348276	25.296736	13.19%	16,871
2006	20.255999	22.348276	10.33%	16,328
2005	17.486236	20.255999	15.84%	16,121
2004	14.291814	17.486236	22.35%	16,119
2003*	10.000000	14.291814	42.92%	7,836
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
2007	22.106362	25.394936	14.88%	924
2006	19.123170	22.106362	15.60%	940
2005	16.401788	19.123170	16.59%	968
2004	14.747430	16.401788	11.22%	1,333
2003*	10.000000	14.747430	47.47%	8,014
32

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.418061	12.315924	18.22%	197
2011	12.848501	10.418061	-18.92%	5,459
2010	11.602372	12.848501	10.74%	5,256
2009	9.366945	11.602372	23.87%	5,256
2008	17.026073	9.366945	-44.98%	5,256
2007	14.820340	17.026073	14.88%	17,348
2006	12.815973	14.820340	15.64%	17,760
2005	10.995945	12.815973	16.55%	19,767
2004*	10.000000	10.995945	9.96%	16,439
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.925535	22.354752	24.71%	0
2011	20.077343	17.925535	-10.72%	0
2010	16.191033	20.077343	24.00%	0
2009	10.496953	16.191033	54.25%	0
2008	21.955389	10.496953	-52.19%	0
2007	21.217030	21.955389	3.48%	382
2006	18.633000	21.217030	13.87%	433
2005	18.533418	18.633000	0.54%	503
2004	16.587140	18.533418	11.73%	550
2003*	10.000000	16.587140	65.87%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.519704	12.736606	10.56%	0
2011	11.463051	11.519704	0.49%	0
2010	10.365402	11.463051	10.59%	6,440
2009	7.788371	10.365402	33.09%	9,932
2008	11.280782	7.788371	-30.96%	9,038
2007	11.078363	11.280782	1.83%	12,666
2006*	10.000000	11.078363	10.78%	10,665
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.194475	17.795419	9.89%	3,377
2011	15.565291	16.194475	4.04%	7,876
2010	13.144812	15.565291	18.41%	9,496
2009	11.413078	13.144812	15.17%	9,678
2008	15.951280	11.413078	-28.45%	10,258
2007	16.702536	15.951280	-4.50%	12,412
2006	14.528693	16.702536	14.96%	13,314
2005	14.311386	14.528693	1.52%	33,156
2004	13.136268	14.311386	8.95%	28,955
2003*	10.000000	13.136268	31.36%	14,118
33

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.291086	23.576811	16.19%	1,072
2011	21.480554	20.291086	-5.54%	1,132
2010	17.068056	21.480554	25.85%	1,176
2009	13.464186	17.068056	26.77%	1,533
2008	20.480506	13.464186	-34.26%	2,285
2007	21.377512	20.480506	-4.20%	3,079
2006	18.617786	21.377512	14.82%	2,698
2005	17.438799	18.617786	6.76%	2,712
2004	14.357875	17.438799	21.46%	3,083
2003*	10.000000	14.357875	43.58%	1,261
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	15.066145	16.732232	11.06%	0
2011	18.242930	15.066145	-17.41%	0
2010	15.816419	18.242930	15.34%	0
2009	9.334414	15.816419	69.44%	0
2008	20.095412	9.334414	-53.55%	331
2007	15.910289	20.095412	26.30%	331
2006	12.646990	15.910289	25.80%	2,022
2005*	10.000000	12.646990	26.47%	982
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	17.126834	19.874113	16.04%	1,391
2011	19.525697	17.126834	-12.29%	1,404
2010	18.350761	19.525697	6.40%	1,418
2009	13.642936	18.350761	34.51%	1,433
2008	23.314502	13.642936	-41.48%	1,451
2007	20.575821	23.314502	13.31%	3,078
2006	17.260846	20.575821	19.21%	4,170
2005	15.962062	17.260846	8.14%	4,185
2004	13.720588	15.962062	16.34%	4,201
2003*	10.000000	13.720558	37.21%	2,631
34

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.321554	14.306550	16.11%	4,193
2011	14.054310	12.321554	-12.33%	5,268
2010	13.208602	14.054310	6.40%	6,683
2009	9.808898	13.208602	34.66%	6,768
2008	16.766478	9.808898	-41.50%	8,650
2007	14.798397	16.766478	13.30%	12,046
2006	12.412578	14.798397	19.22%	11,914
2005	11.482386	12.412578	8.10%	11,365
2004*	10.000000	11.482386	14.82%	6,958
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.630919	17.651621	12.93%	0
2011	16.058119	15.630919	-2.66%	945
2010	14.303830	16.058119	12.26%	285
2009	12.278911	14.303830	16.49%	1,323
2008	11.779233	12.278911	4.24%	2,346
2007	10.809817	11.779233	8.97%	3,788
2006	9.759551	10.809817	10.76%	2,857
2005*	10.000000	9.759551	-2.40%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.184936	1.85%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.945515	10.011908	11.92%	0
2011	10.304278	8.945515	-13.19%	0
2010*	10.000000	10.304278	3.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.609358	-3.91%	3,373
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.703580	-2.96%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.480811	13.428712	16.97%	602
2011	12.605139	11.480811	-8.92%	602
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	681
35

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.775009	7.75%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.030618	0.31%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.237268	18.067655	11.27%	0
2011	16.321490	16.237268	-0.52%	0
2010	15.380173	16.321490	6.12%	0
2009	12.477840	15.380173	23.26%	0
2008	15.145534	12.477840	-17.61%	0
2007	13.993012	15.145534	8.24%	0
2006	12.911316	13.993012	8.38%	0
2005	12.217979	12.911316	5.67%	0
2004	11.494958	12.217979	6.29%	0
2003*	10.000000	11.494958	14.95%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.071424	20.752441	21.56%	417
2011	18.689987	17.071424	-8.66%	417
2010	17.883341	18.689987	4.51%	417
2009	12.478366	17.883341	43.31%	388
2008	22.830114	12.478366	-45.34%	1,364
2007	17.025367	22.830114	34.09%	388
2006	15.896255	17.025367	7.10%	2,150
2005	14.388282	15.896255	10.48%	2,150
2004	12.426582	14.388282	15.79%	2,150
2003*	10.000000	12.426582	24.27%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.922620	-0.77%	826
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.297382	29.211587	11.08%	789
2011	39.597895	26.297382	-33.59%	77
2010	32.270233	39.597895	22.71%	89
2009	18.360385	32.270233	75.76%	89
2008	39.160687	18.360385	-53.12%	89
2007	31.169284	39.160687	25.64%	89
2006	21.656559	31.169284	43.93%	89
2005	16.722219	21.656559	29.51%	89
2004	14.354875	16.722219	16.49%	96
2003*	10.000000	14.354875	43.55%	0
36

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.471888	16.573159	14.52%	4,074
2011	14.689734	14.471888	-1.48%	7,560
2010	13.344822	14.689734	10.08%	7,707
2009	9.774798	13.344822	36.52%	7,645
2008	15.803516	9.774798	-38.15%	8,090
2007	14.503959	15.803516	8.96%	11,826
2006	13.770714	14.503959	5.32%	12,906
2005	13.460591	13.770714	2.30%	12,649
2004	12.583644	13.460591	6.97%	9,381
2003*	10.000000	12.583644	25.84%	3,486
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.269377	18.503779	13.73%	2,251
2011	16.653081	16.269377	-2.30%	2,281
2010	15.255643	16.653081	9.16%	2,851
2009	12.693375	15.255643	20.19%	3,158
2008	19.229140	12.693375	-33.99%	5,454
2007	18.210675	19.229140	5.59%	9,593
2006	15.395861	18.210675	18.28%	7,872
2005	14.732461	15.395861	4.50%	7,664
2004	13.072099	14.732461	12.70%	6,883
2003*	10.000000	13.072099	30.72%	802
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.325388	11.748430	13.78%	249
2011	10.709979	10.325388	-3.59%	255
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.046352	10.102135	11.67%	0
2011*	10.000000	9.046352	-9.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.578667	15.252060	12.32%	2,763
2011	13.767110	13.578667	-1.37%	2,904
2010	12.396141	13.767110	11.06%	4,321
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.876964	11.217368	13.57%	172
2011	9.970101	9.876964	-0.93%	6,447
2010	9.068158	9.970101	9.95%	7,623
2009	7.486222	9.068158	21.13%	11,395
2008	10.861614	7.486222	-31.08%	5,007
2007	10.427094	10.861614	4.17%	0
2006*	10.000000	10.427094	4.27%	0
37

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.058827	11.392820	3.02%	1,947
2011	10.656705	11.058827	3.77%	5,844
2010	10.243901	10.656705	4.03%	6,877
2009	9.306266	10.243901	10.08%	6,877
2008	10.520262	9.306266	-11.54%	9,819
2007	10.409221	10.520262	1.07%	10,290
2006*	10.000000	10.409221	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.783291	11.722659	19.82%	4,867
2011	10.990536	9.783291	-10.98%	4,659
2010	10.060622	10.990536	9.24%	8,232
2009	7.238672	10.060622	38.98%	6,133
2008	12.019214	7.238672	-39.77%	5,855
2007	10.708700	12.019214	12.24%	1,263
2006*	10.000000	10.708700	7.09%	1,729
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.099247	10.484616	15.23%	0
2011	9.726409	9.099247	-6.45%	2,332
2010	8.384221	9.726409	16.01%	5,801
2009	6.155155	8.384221	36.21%	5,801
2008	11.241811	6.155155	-45.25%	5,801
2007	10.236847	11.241811	9.82%	6,753
2006*	10.000000	10.236847	2.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.962252	9.148015	14.89%	3,043
2011	8.297526	7.962252	-4.04%	3,060
2010	7.617747	8.297526	8.92%	2,597
2009	5.938710	7.617747	28.27%	2,597
2008	9.769577	5.938710	-39.21%	2,597
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.267785	18.290277	12.43%	1,413
2011	15.964206	16.267785	1.90%	1,498
2010	14.374149	15.964206	11.06%	1,632
2009	10.030824	14.374149	43.30%	1,649
2008	14.192415	10.030824	-29.32%	1,670
2007	14.021832	14.192415	1.22%	1,689
2006	12.915841	14.021832	8.56%	1,704
2005	12.852665	12.915841	0.49%	1,722
2004	11.893980	12.852665	8.06%	5,257
2003*	10.000000	11.893980	18.94%	221
38

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.103626	14.752224	12.58%	2,655
2011	12.860404	13.103626	1.89%	7,567
2010	11.578896	12.860404	11.07%	11,610
2009	8.075684	11.578896	43.38%	3,005
2008	11.443376	8.075684	-29.43%	3,882
2007	11.302178	11.443376	1.25%	6,770
2006	10.411135	11.302178	8.56%	6,383
2005*	10.000000	10.411135	4.11%	4,286
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.524582	16.845598	15.98%	3,000
2011	15.184938	14.524582	-4.35%	6,885
2010	13.401074	15.184938	13.31%	6,885
2009	10.644586	13.401074	25.90%	5,230
2008	17.275388	10.644586	-38.38%	5,907
2007	18.073967	17.275388	-4.42%	8,980
2006	15.934319	18.073967	13.43%	9,514
2005	15.616715	15.934319	2.03%	8,264
2004	13.589226	15.616715	14.92%	6,936
2003*	10.000000	13.589226	35.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.504897	8.605792	14.67%	0
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	0
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.049793	9.893050	9.32%	0
2011	9.531298	9.049793	-5.05%	0
2010	7.859069	9.531298	21.28%	0
2009	6.099785	7.859069	28.84%	0
2008*	10.000000	6.099785	-39.00%	3,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.736744	10.613196	9.00%	0
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
39

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.135318	10.189136	11.54%	0
2011	9.639496	9.135318	-5.23%	6,513
2010	8.738475	9.639496	10.31%	6,568
2009	7.170498	8.738475	21.87%	6,629
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.458904	11.034695	5.51%	0
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.440750	10.411868	10.29%	0
2011	9.848044	9.440750	-4.14%	10,632
2010	9.009172	9.848044	9.31%	10,632
2009	7.526994	9.009172	19.69%	6,789
2008*	10.000000	7.526994	-24.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.802675	9.899609	12.46%	0
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	8,954
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.004897	10.805629	8.00%	0
2011	10.220701	10.004897	-2.11%	9,607
2010	9.550512	10.220701	7.02%	9,607
2009	8.268590	9.550512	15.50%	9,607
2008*	10.000000	8.268590	-17.31%	543
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.415554	12.042223	5.49%	0
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
2009	9.800405	10.445512	6.58%	0
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
40

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
2007	34.194184	48.724248	42.49%	0
2006	25.556052	34.194184	33.80%	0
2005	19.675015	25.556052	29.89%	0
2004	16.644208	19.675015	18.21%	0
2003*	10.000000	16.644208	66.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.671772	19.130712	14.75%	1,281
2011	21.942915	16.671772	-24.02%	863
2010	19.291051	21.942915	13.75%	743
2009	12.051474	19.291051	60.07%	966
2008	29.141566	12.051474	-58.65%	1,639
2007	20.414905	29.141566	42.75%	2,089
2006	15.230741	20.414905	34.04%	2,558
2005	11.711869	15.230741	30.05%	3,068
2004*	10.000000	11.711869	17.12%	1,314
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.686748	12.832090	1.15%	456
2011	12.050888	12.686748	5.28%	415
2010	11.717690	12.050888	2.84%	437
2009	11.625974	11.717690	0.79%	852
2008	10.996208	11.625974	5.73%	20,543
2007	10.456077	10.996208	5.17%	20,729
2006	10.308192	10.456077	1.43%	19,571
2005	10.170039	10.308192	1.36%	15,132
2004	10.034393	10.170039	1.35%	14,350
2003*	10.000000	10.034393	0.34%	11,270
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.771668	7.658091	13.09%	0
2011	7.665647	6.771668	-11.66%	0
2010	6.911330	7.665647	10.91%	0
2009	5.439586	6.911330	27.06%	205
2008*	10.000000	5.439586	-45.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	0
2007	10.827926	11.624236	7.35%	546
2006*	10.000000	10.827926	8.28%	1,751
41

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.903701	18.091136	13.75%	33,953
2011	16.865953	15.903701	-5.71%	36,007
2010	14.990655	16.865953	12.51%	36,242
2009	12.006727	14.990655	24.85%	43,323
2008	19.370012	12.006727	-38.01%	33,359
2007	18.627254	19.370012	3.99%	33,357
2006	16.238229	18.627254	14.71%	37,496
2005	15.327674	16.238229	5.94%	37,498
2004	13.695527	15.327674	11.92%	27,608
2003*	10.000000	13.695527	39.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.269767	13.172548	7.36%	0
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.887370	14.197850	10.17%	0
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.470780	12.872988	3.23%	3,406
2011	12.343508	12.470780	1.03%	3,406
2010	11.876288	12.343508	3.93%	3,406
2009	11.092429	11.876288	7.07%	14,448
2008	12.025824	11.092429	-7.76%	15,425
2007	11.628004	12.025824	3.42%	17,610
2006	11.158734	11.628004	4.21%	22,537
2005	11.004575	11.158734	1.40%	21,772
2004	10.713558	11.004575	2.72%	3,098
2003*	10.000000	10.713558	7.14%	1,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.462282	15.728790	8.76%	31,151
2011	14.740247	14.462282	-1.89%	49,146
2010	13.540200	14.740247	8.86%	51,065
2009	11.579600	13.540200	16.93%	49,805
2008	15.361218	11.579600	-24.62%	61,488
2007	14.813939	15.361218	3.69%	230,116
2006	13.553620	14.813939	9.30%	258,061
2005	13.107851	13.553620	3.40%	285,645
2004	12.192229	13.107851	7.51%	276,377
2003*	10.000000	12.192229	21.92%	47,752
42

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.430735	17.228554	11.65%	48,673
2011	16.062594	15.430735	-3.93%	51,192
2010	14.503712	16.062594	10.75%	39,354
2009	11.879401	14.503712	22.09%	41,879
2008	17.641492	11.879401	-32.66%	42,798
2007	16.934317	17.641492	4.18%	42,107
2006	15.062418	16.934317	12.43%	42,214
2005	14.331913	15.062418	5.10%	43,956
2004	13.026688	14.331913	10.02%	44,079
2003*	10.000000	13.026688	30.27%	9,330
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.634356	14.457393	6.04%	6,280
2011	13.610050	13.634356	0.18%	13,430
2010	12.778219	13.610050	6.51%	13,430
2009	11.364256	12.778219	12.44%	16,091
2008	13.628897	11.364256	-16.62%	8,941
2007	13.118511	13.628897	3.89%	76,303
2006	12.326824	13.118511	6.42%	114,522
2005	12.019327	12.326824	2.56%	125,740
2004	11.427726	12.019327	5.18%	138,029
2003*	10.000000	11.427726	14.28%	53,980
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.125810	15.255643	16.23%	17,540
2011	13.714900	13.125810	-4.30%	17,680
2010	12.876575	13.714900	6.51%	27,683
2009*	10.000000	12.876575	28.77%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.159477	23.242853	15.29%	394
2011	21.074937	20.159477	-4.34%	397
2010	17.013868	21.074937	23.87%	1,109
2009	12.675571	17.013868	34.23%	1,207
2008	20.326795	12.675571	-37.64%	1,394
2007	19.256325	20.326795	5.56%	1,521
2006	17.852771	19.256325	7.86%	1,217
2005	16.225157	17.852771	10.03%	1,116
2004	14.283788	16.225157	13.59%	1,851
2003*	10.000000	14.283788	42.84%	0
43

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.854573	9.671770	-1.86%	48,056
2011	10.039796	9.854573	-1.84%	55,740
2010	10.229014	10.039796	-1.85%	46,431
2009	10.417445	10.229014	-1.81%	64,059
2008	10.400214	10.417445	0.17%	68,426
2007	10.112656	10.400214	2.84%	38,895
2006	9.856226	10.112656	2.60%	27,514
2005	9.780540	9.856226	0.77%	28,523
2004	9.884687	9.780540	-1.05%	30,696
2003*	10.000000	9.884687	-1.15%	8,788
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.446101	14.813348	10.17%	187
2011	12.978836	13.446101	3.60%	4,225
2010	11.957409	12.978836	8.54%	6,939
2009	9.794737	11.957409	22.08%	2,905
2008	12.065711	9.794737	-18.82%	2,702
2007	11.750886	12.065711	2.68%	5,627
2006	11.419269	11.750886	2.90%	5,893
2005	11.385690	11.419269	0.29%	4,447
2004	10.888817	11.385690	4.56%	5,345
2003*	10.000000	10.888817	8.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.006280	9.077393	13.38%	0
2011	9.025504	8.006280	-11.29%	0
2010	8.080005	9.025504	11.70%	0
2009	6.048367	8.080005	33.59%	0
2008*	10.000000	6.048367	-39.52%	3,955
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	180
2007	21.316653	21.486728	0.80%	180
2006	17.742531	21.316653	20.14%	180
2005	16.170138	17.742531	9.72%	180
2004	13.729071	16.170138	17.78%	180
2003*	10.000000	13.729071	37.29%	0
44

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.660822	9.940755	14.78%	0
2011	10.554825	8.660822	-17.94%	3,908
2010	10.159263	10.554825	3.89%	3,908
2009	7.993388	10.159263	27.10%	3,908
2008	15.209482	7.993388	-47.44%	6,289
2007	15.090586	15.209482	0.79%	7,632
2006	12.559962	15.090586	20.15%	6,769
2005	11.445372	12.559962	9.74%	5,407
2004*	10.000000	11.445372	14.45%	1,735
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.576687	9.776303	13.99%	2,924
2011	9.029911	8.576687	-5.02%	2,924
2010	7.975139	9.029911	13.23%	2,924
2009	6.281640	7.975139	26.96%	675
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.997515	9.230031	15.41%	1,149
2011	8.676601	7.997515	-7.83%	4,424
2010	7.840677	8.676601	10.66%	6,559
2009	6.269802	7.840677	25.05%	6,463
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.965139	10.087466	12.52%	0
2011	9.559284	8.965139	-6.22%	0
2010	7.700979	9.559284	24.13%	0
2009	6.192315	7.700979	24.36%	0
2008*	10.000000	6.192315	-38.08%	1,098
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.621339	10.986464	14.19%	682
2011	10.035290	9.621339	-4.12%	682
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	0
2008*	10.000000	6.673995	-33.26%	1,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.697455	15.203622	11.00%	1,262
2011	14.076350	13.697455	-2.69%	1,300
2010	11.463564	14.076350	22.79%	1,378
2009	9.183081	11.463564	24.83%	1,432
2008	17.500830	9.183081	-47.53%	1,378
2007	16.285328	17.500830	7.46%	1,427
2006	16.110548	16.285328	1.08%	2,218
2005	15.234783	16.110548	5.75%	2,851
2004	13.715748	15.234783	11.08%	3,339
2003*	10.000000	13.715748	37.16%	0
45

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.121810	22.577981	18.07%	911
2011	20.605213	19.121810	-7.20%	971
2010	16.598802	20.605213	24.14%	986
2009	13.436896	16.598802	23.53%	1,015
2008	20.222599	13.436896	-33.56%	990
2007	22.211681	20.222599	-8.96%	1,719
2006	19.325182	22.211681	14.94%	2,680
2005	19.155578	19.325182	0.89%	2,701
2004	16.681315	19.155578	14.83%	3,428
2003*	10.000000	16.681315	66.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.612848	21.049325	13.09%	212
2011	20.131252	18.612848	-7.54%	1,412
2010	16.410976	20.131252	22.67%	2,337
2009	12.437959	16.410976	31.94%	2,611
2008	20.557672	12.437959	-39.50%	4,556
2007	20.557852	20.557672	0.00%	7,502
2006	18.741745	20.557852	9.69%	7,070
2005	17.047183	18.741745	9.94%	6,681
2004	14.621826	17.047183	16.59%	6,258
2003*	10.000000	14.621826	46.22%	2,666
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.484355	15.066929	11.74%	0
2011	13.686234	13.484355	-1.48%	0
2010	12.315506	13.686234	11.13%	0
2009	9.993615	12.315506	23.23%	0
2008	17.438964	9.993615	-42.69%	2,313
2007	16.469458	17.438964	5.89%	3,390
2006	14.796175	16.469458	11.31%	2,001
2005	14.082839	14.796175	5.07%	0
2004	13.099371	14.082839	7.51%	0
2003*	10.000000	13.099371	30.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.460182	10.731513	13.44%	841
2011	9.080691	9.460182	4.18%	850
2010	7.126472	9.080691	27.42%	1,895
2009	5.563279	7.126472	28.10%	2,875
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.318874	10.484347	1.60%	0
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
46

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.549727	13.553328	17.35%	227
2011	13.436871	11.549727	-14.04%	228
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.989651	10.255879	2.67%	1,213
2011	10.148128	9.989651	-1.56%	2,562
2010	9.820384	10.148128	3.34%	7,796
2009	8.828835	9.820384	11.23%	7,824
2008	10.390631	8.828835	-15.03%	10,441
2007	10.105358	10.390631	2.82%	20,658
2006	9.880148	10.105358	2.28%	21,961
2005	9.922647	9.880148	-0.43%	18,450
2004	10.031522	9.922647	-1.09%	18,588
2003*	10.000000	10.031522	0.32%	3,838
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.465616	13.313697	6.80%	365
2011	12.836225	12.465616	-2.89%	364
2010	10.933729	12.836225	17.40%	363
2009	9.074922	10.933729	20.48%	373
2008	15.276455	9.074922	-40.60%	357
2007	15.486280	15.276455	-1.35%	1,835
2006	14.990135	15.486280	3.31%	2,153
2005	14.841809	14.990135	1.00%	2,076
2004	13.516188	14.841809	9.81%	1,999
2003*	10.000000	13.516188	35.16%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.774175	16.092279	8.92%	301
2011	15.530501	14.774175	-4.87%	14,043
2010	12.879389	15.530501	20.58%	14,043
2009	9.984406	12.879389	29.00%	14,044
2008	16.798984	9.984406	-40.57%	14,058
2007	15.906329	16.798984	5.61%	17,965
2006	14.252324	15.906329	11.61%	16,354
2005	13.588384	14.252324	4.89%	14,069
2004	12.221487	13.588384	11.18%	14,072
2003*	10.000000	12.221487	22.21%	4,163
47

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.609991	14.969688	18.71%	1,997
2011	14.039617	12.609991	-10.18%	2,013
2010	12.366446	14.039617	13.53%	4,720
2009	9.039684	12.366446	36.80%	4,911
2008	15.439925	9.039684	-41.45%	5,384
2007	14.833818	15.439925	4.09%	6,844
2006	12.872847	14.833818	15.23%	7,468
2005	11.499389	12.872847	11.94%	5,768
2004*	10.000000	11.499389	14.99%	6,941
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.309873	22.922434	18.71%	3,607
2011	21.507168	19.309873	-10.22%	3,607
2010	18.938318	21.507168	13.56%	3,607
2009	13.846190	18.938318	36.78%	3,607
2008	23.643183	13.846190	-41.44%	3,607
2007	22.710241	23.643183	4.11%	4,860
2006	19.714004	22.710241	15.20%	4,860
2005	17.608662	19.714004	11.96%	5,331
2004	15.091431	17.608662	16.68%	5,331
2003*	10.000000	15.091431	50.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.141553	1.42%	560
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.086578	16.121711	14.45%	9,946
2011	14.396821	14.086578	-2.15%	6,117
2010	12.663841	14.396821	13.68%	8,835
2009	10.080586	12.663841	25.63%	8,778
2008	16.734981	10.080586	-39.76%	12,393
2007	16.372426	16.734981	2.21%	14,051
2006	14.535004	16.372426	12.64%	13,825
2005	14.004211	14.535004	3.79%	11,992
2004	13.072585	14.004211	7.13%	6,806
2003*	10.000000	13.072585	30.73%	1,833
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.555273	22.584078	15.49%	666
2011	20.409488	19.555273	-4.19%	686
2010	16.897853	20.409488	20.78%	686
2009	12.577491	16.897853	34.35%	686
2008	20.670727	12.577491	-39.15%	1,367
2007	21.359870	20.670727	-3.23%	1,854
2006	18.979349	21.359870	12.54%	1,608
2005	17.623824	18.979349	7.69%	686
2004	15.066242	17.623824	16.98%	1,394
2003*	10.000000	15.066242	50.66%	0
48

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.372183	12.778050	3.28%	0
2011	11.626247	12.372183	6.42%	4,528
2010	10.830339	11.626247	7.35%	3,981
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.166580	11.589647	3.79%	4,410
2011	11.262962	11.166580	-0.86%	330
2010	10.909511	11.262962	3.24%	382
2009*	10.000000	10.909511	9.10%	104
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.967028	10.711515	7.47%	432
2011*	10.000000	9.967028	-0.33%	423
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.681125	13.658539	16.93%	1,417
2011	12.480136	11.681125	-6.40%	1,398
2010	11.116845	12.480136	12.26%	1,402
2009	8.725219	11.116845	27.41%	1,462
2008	14.501740	8.725219	-39.83%	2,491
2007	15.726340	14.501740	-7.79%	2,422
2006	13.822597	15.726340	13.77%	2,498
2005	13.382696	13.822597	3.29%	2,495
2004	12.271349	13.382696	9.06%	0
2003*	10.000000	12.271349	22.71%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	315
2007	19.902453	21.166526	6.35%	315
2006	15.875772	19.902453	25.36%	315
2005	14.415757	15.875772	10.13%	315
2004	12.640252	14.415757	14.05%	315
2003*	10.000000	12.640252	26.40%	0
49

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.753699	14.298193	12.11%	0
2011	15.816854	12.753699	-19.37%	0
2010	13.340219	15.816854	18.57%	0
2009	8.292772	13.340219	60.87%	0
2008	13.418513	8.292772	-38.20%	0
2007	12.957523	13.418513	3.56%	0
2006	12.520549	12.957523	3.49%	0
2005	12.068798	12.520549	3.74%	0
2004	11.707077	12.068798	3.09%	0
2003*	10.000000	11.707077	17.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.382550	14.634667	28.57%	0
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.298831	12.108751	7.17%	0
2011	10.921086	11.298831	3.46%	0
2010	10.412737	10.921086	4.88%	0
2009	9.699151	10.412737	7.36%	0
2008	11.035849	9.699151	-12.11%	2,153
2007	10.687295	11.035849	3.26%	5,095
2006	10.513789	10.687295	1.65%	3,280
2005	10.305973	10.513789	2.02%	1,132
2004	10.089289	10.305973	2.15%	1,132
2003*	10.000000	10.089289	0.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
2007	16.218791	16.934984	4.42%	0
2006	14.912555	16.218791	8.76%	0
2005	13.548609	14.912555	10.07%	0
2004	12.540033	13.548609	8.04%	0
2003*	10.000000	12.540033	25.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.699657	-3.00%	1,467
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.604073	-3.96%	0
50

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.007617	15.888672	5.87%	717
2011	16.026653	15.007617	-6.36%	264
2010	12.880121	16.026653	24.43%	0
2009	8.597067	12.880121	49.82%	0
51

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.179258	16.299498	14.95%	3,503
2011	13.633077	14.179258	4.01%	3,532
2010	12.326389	13.633077	10.60%	4,737
2009	10.445924	12.326389	18.00%	4,770
2008	17.964756	10.445924	-41.85%	5,207
2007	17.474675	17.964756	2.80%	6,122
2006	15.233868	17.474675	14.71%	6,422
2005	14.853284	15.233868	2.56%	7,985
2004	13.620181	14.853284	9.05%	9,356
2003*	10.000000	13.620181	36.20%	1,494
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.629588	22.800524	16.15%	26,928
2011	21.908237	19.629588	-10.40%	33,651
2010	17.650383	21.908237	24.12%	37,839
2009	12.618626	17.650383	39.88%	27,876
2008	20.030494	12.618626	-37.00%	5,823
2007	20.123674	20.030494	-0.46%	5,928
2006	17.970616	20.123674	11.98%	9,723
2005	17.187195	17.970616	4.56%	9,834
2004	14.720983	17.187195	16.75%	9,198
2003*	10.000000	14.720983	47.21%	5,259
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.109592	1.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.472357	14.184631	5.29%	133,623
2011	12.295411	13.472357	9.57%	205,329
2010	11.929218	12.295411	3.07%	194,944
2009	11.038864	11.929218	8.07%	142,665
2008	11.440148	11.038864	-3.51%	83,602
2007	10.657116	11.440148	7.35%	68,304
2006	10.698655	10.657116	-0.39%	85,717
2005	10.742961	10.698655	-0.41%	64,811
2004	10.354917	10.742961	3.75%	28,486
2003*	10.000000	10.354917	3.55%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
2007	17.363685	16.949441	-2.39%	0
2006	15.159191	17.363685	14.54%	525
2005	14.791613	15.159191	2.49%	553
2004	13.400667	14.791613	10.38%	2,031
2003*	10.000000	13.400667	34.01%	609
52

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.447730	15.324475	13.96%	39,983
2011	13.831236	13.447730	-2.77%	45,876
2010	11.856213	13.831236	16.66%	48,567
2009	9.315701	11.856213	27.27%	46,326
2008	12.585912	9.315701	-25.98%	30,306
2007	13.156741	12.585912	-4.34%	37,326
2006	11.160354	13.156741	17.89%	21,219
2005*	10.000000	11.160354	11.60%	3,355
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.221543	13.176970	7.82%	311,482
2011	12.934953	12.221543	-5.52%	308,155
2010	12.018891	12.934953	7.62%	227,374
2009*	10.000000	12.018891	20.19%	61,958
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.106417	22.816722	13.48%	41,867
2011	20.390739	20.106417	-1.39%	47,738
2010	16.527358	20.390739	23.38%	52,819
2009	13.482033	16.527358	22.59%	41,984
2008	19.903666	13.482033	-32.26%	37,727
2007	20.435589	19.903666	-2.60%	15,237
2006	18.215806	20.435589	12.19%	22,501
2005	17.323874	18.215806	5.15%	12,187
2004	14.495863	17.323874	19.51%	20,834
2003*	10.000000	14.495863	44.96%	1,253
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.499648	16.416157	13.22%	34,542
2011	14.551624	14.499648	-0.36%	38,469
2010	12.957235	14.551624	12.31%	40,860
2009	10.484318	12.957235	23.59%	36,299
2008	17.060175	10.484318	-38.55%	21,093
2007	16.574042	17.060175	2.93%	23,617
2006	14.671716	16.574042	12.97%	27,140
2005	14.327417	14.671716	2.40%	27,038
2004	13.241492	14.327417	8.20%	24,233
2003*	10.000000	13.241492	32.41%	1,655
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.689093	16.941897	7.99%	29,658
2011	14.714455	15.689093	6.62%	41,351
2010	13.044385	14.714455	12.80%	36,067
2009	10.884321	13.044385	19.85%	35,161
2008	15.795961	10.884321	-31.09%	20,281
2007	15.078643	15.795961	4.76%	13,518
2006	13.232899	15.078643	13.95%	59,470
2005	12.961593	13.232899	2.09%	15,609
2004	12.614318	12.961593	2.75%	3,803
2003*	10.000000	12.614318	26.14%	874
53

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.102817	13.089064	17.89%	2,240
2011	13.175601	11.102817	-15.73%	2,358
2010	10.271918	13.175601	28.27%	3,631
2009	8.330082	10.271918	23.31%	2,598
2008	13.653059	8.330082	-38.99%	2,797
2007	15.696762	13.653059	-13.02%	2,797
2006	15.463665	15.696762	1.51%	3,202
2005	14.940160	15.463665	3.50%	3,202
2004	13.721639	14.940160	8.88%	6,261
2003*	10.000000	13.721639	37.22%	1,089
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.966617	13.987908	7.88%	0
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
2007	15.342410	16.491882	7.49%	0
2006	13.513893	15.342410	13.53%	0
2005	13.552134	13.513893	-0.28%	0
2004	12.904162	13.552134	5.02%	0
2003*	10.000000	12.904162	29.04%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.191501	13.082341	7.31%	7,634
2011	12.190654	12.191501	0.01%	9,275
2010	11.482091	12.190654	6.17%	13,984
2009	9.745985	11.482091	17.81%	24,399
2008	10.751903	9.745985	-9.36%	24,789
2007	10.430737	10.751903	3.08%	36,002
2006	10.236368	10.430737	1.90%	32,780
2005	10.337354	10.236368	-0.98%	27,617
2004	10.204194	10.337354	1.30%	15,036
2003*	10.000000	10.204194	2.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.693642	12.793112	9.40%	19,234
2011	11.976883	11.693642	-2.36%	18,698
2010	10.853307	11.976883	10.35%	17,116
2009	8.929952	10.853307	21.54%	11,311
2008	12.170952	8.929952	-26.63%	4,965
2007	11.449951	12.170952	6.30%	5,282
2006	10.656145	11.449951	7.45%	5,557
2005*	10.000000	10.656145	6.56%	2,344
54

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.669522	12.936935	10.86%	56,573
2011	12.050735	11.669522	-3.16%	88,614
2010	10.749898	12.050735	12.10%	122,903
2009	8.528856	10.749898	26.04%	114,517
2008	12.944625	8.528856	-34.11%	58,752
2007	12.006703	12.944625	7.81%	43,282
2006	10.961738	12.006703	9.53%	7,701
2005*	10.000000	10.961738	9.62%	2,936
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.369757	12.839946	12.93%	8,955
2011	11.933033	11.369757	-4.72%	8,587
2010	10.501446	11.933033	13.63%	8,776
2009	8.164651	10.501446	28.62%	2,464
2008	13.468509	8.164651	-39.38%	2,681
2007	12.367469	13.468509	8.90%	2,867
2006	11.169149	12.367469	10.73%	3,016
2005*	10.000000	11.169149	11.69%	1,283
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.300242	15.711387	2.69%	28,803
2011	16.459815	15.300242	-7.04%	35,631
2010	14.088047	16.459815	16.84%	41,993
2009	9.736367	14.088047	44.70%	47,131
2008	21.779859	9.736367	-55.30%	64,559
2007	15.253319	21.779859	42.79%	65,004
2006	13.339408	15.253319	14.35%	47,254
2005*	10.000000	13.339408	33.39%	48,937
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.291310	16.401790	14.77%	51,221
2011	14.480127	14.291310	-1.30%	77,454
2010	12.850889	14.480127	12.68%	84,368
2009	10.090937	12.850889	27.35%	80,108
2008	17.997091	10.090937	-43.93%	68,808
2007	18.126350	17.997091	-0.71%	66,544
2006	15.413918	18.126350	17.60%	55,442
2005	14.890118	15.413918	3.52%	28,387
2004	13.652543	14.890118	9.06%	13,159
2003*	10.000000	13.652543	36.53%	1,622
55

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.448071	16.205978	12.17%	28,846
2011	14.739601	14.448071	-1.98%	33,185
2010	12.136474	14.739601	21.45%	38,603
2009	9.672824	12.136474	25.47%	32,287
2008	18.723429	9.672824	-48.34%	35,337
2007	15.077970	18.723429	24.18%	34,209
2006	14.428718	15.077970	4.50%	17,339
2005	13.947355	14.428718	3.45%	20,759
2004	13.794032	13.947355	1.11%	15,963
2003*	10.000000	13.794032	37.94%	4,243
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.945119	13.403317	3.54%	289,037
2011	12.334105	12.945119	4.95%	314,096
2010	11.696525	12.334105	5.45%	318,532
2009	10.330978	11.696525	13.22%	401,740
2008	10.914247	10.330978	-5.34%	347,228
2007	10.695648	10.914247	2.04%	368,975
2006	10.474496	10.695648	2.11%	183,995
2005	10.483602	10.474496	-0.09%	29,382
2004	10.262112	10.483602	2.16%	5,621
2003*	10.000000	10.262112	2.62%	988
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.506390	25.279972	12.32%	67,539
2011	25.747562	22.506390	-12.59%	79,795
2010	20.423747	25.747562	26.07%	86,768
2009	14.904845	20.423747	37.03%	92,687
2008	25.171396	14.904845	-40.79%	91,004
2007	22.260345	25.171396	13.08%	85,383
2006	20.196810	22.260345	10.22%	85,747
2005	17.452852	20.196810	15.72%	96,070
2004	14.279064	17.452852	22.23%	27,615
2003*	10.000000	14.279064	42.79%	4,781
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.407177	18.184482	18.03%	1,764
2011	19.009475	15.407177	-18.95%	1,810
2010	17.182770	19.009475	10.63%	1,855
2009	13.884102	17.182770	23.76%	1,903
2008	25.269098	13.884102	-45.06%	2,433
2007	22.019372	25.269098	14.76%	2,433
2006	19.067291	22.019372	15.48%	2,433
2005	16.370488	19.067291	16.47%	2,434
2004	14.734289	16.370488	11.10%	4,031
2003*	10.000000	14.734289	47.34%	1,058
56

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.337011	12.207635	18.10%	37,639
2011	12.761543	10.337011	-19.00%	42,190
2010	11.535584	12.761543	10.63%	41,563
2009	9.322533	11.535584	23.74%	40,605
2008	16.962678	9.322533	-45.04%	35,488
2007	14.780294	16.962678	14.77%	37,616
2006	12.794338	14.780294	15.52%	38,495
2005	10.988531	12.794338	16.43%	47,533
2004*	10.000000	10.988531	9.89%	3,561
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.764050	22.130733	24.58%	7,180
2011	19.916759	17.764050	-10.81%	7,920
2010	16.077894	19.916759	23.88%	15,152
2009	10.434236	16.077894	54.09%	16,128
2008	21.846573	10.434236	-52.24%	7,137
2007	21.133526	21.846573	3.37%	7,528
2006	18.578540	21.133526	13.75%	11,072
2005	18.498039	18.578540	0.44%	13,446
2004	16.572366	18.498039	11.62%	8,229
2003*	10.000000	16.572366	65.72%	2,283
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.453388	12.650361	10.45%	65,290
2011	11.408652	11.453388	0.39%	75,223
2010	10.326718	11.408652	10.48%	94,802
2009	7.767215	10.326718	32.95%	98,759
2008	11.261623	7.767215	-31.03%	82,162
2007	11.070887	11.261623	1.72%	69,905
2006*	10.000000	11.070887	10.71%	33,185
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	16.048634	17.617147	9.77%	39,939
2011	15.440812	16.048634	3.94%	45,400
2010	13.052968	15.440812	18.29%	48,489
2009	11.344899	13.052968	15.06%	51,517
2008	15.872203	11.344899	-28.52%	53,607
2007	16.636787	15.872203	-4.60%	59,793
2006	14.486224	16.636787	14.85%	68,362
2005	14.284062	14.486224	1.42%	69,626
2004	13.124559	14.284062	8.83%	27,110
2003*	10.000000	13.124559	31.25%	2,250
57

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.108351	23.340627	16.07%	60,545
2011	21.308778	20.108351	-5.63%	74,716
2010	16.948821	21.308778	25.72%	86,101
2009	13.383779	16.948821	26.64%	125,739
2008	20.379018	13.383779	-34.33%	45,241
2007	21.293406	20.379018	-4.29%	41,437
2006	18.563394	21.293406	14.71%	26,128
2005	17.405526	18.563394	6.65%	16,437
2004	14.345083	17.405526	21.33%	22,446
2003*	10.000000	14.345083	43.45%	1,784
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.755911	9.901081	13.08%	11,862
2011	9.069547	8.755911	-3.46%	12,107
2010	8.389555	9.069547	8.11%	15,129
2009	6.569115	8.389555	27.71%	3,039
2008*	10.000000	6.569115	-34.31%	255
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.964145	16.601976	10.95%	34,774
2011	18.137880	14.964145	-17.50%	42,719
2010	15.741349	18.137880	15.22%	53,291
2009	9.299580	15.741349	69.27%	59,742
2008	20.040896	9.299580	-53.60%	58,840
2007	15.883394	20.040896	26.18%	72,928
2006	12.638452	15.883394	25.68%	113,797
2005*	10.000000	12.638452	26.38%	54,548
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.972621	19.675059	15.92%	2,230
2011	19.369591	16.972621	-12.37%	2,273
2010	18.222589	19.369591	6.29%	4,080
2009	13.561455	18.222589	34.37%	2,946
2008	23.198948	13.561455	-41.54%	2,989
2007	20.494837	23.198948	13.19%	4,339
2006	17.210388	20.494837	19.08%	5,393
2005	15.931585	17.210388	8.03%	5,469
2004	13.708346	15.931585	16.22%	7,517
2003*	10.000000	13.708346	37.08%	3,976
58

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.225714	14.180778	15.99%	72,973
2011	13.959209	12.225714	-12.42%	76,597
2010	13.132584	13.959209	6.29%	82,407
2009	9.762388	13.132584	34.52%	91,280
2008	16.704028	9.762388	-41.56%	294,578
2007	14.758392	16.704028	13.18%	210,455
2006	12.391616	14.758392	19.10%	135,311
2005	11.474649	12.391616	7.99%	36,847
2004*	10.000000	11.474649	14.75%	13,565
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.525114	17.514227	12.81%	18,449
2011	15.965661	15.525114	-2.76%	20,370
2010	14.235969	15.965661	12.15%	20,142
2009	12.233112	14.235969	16.37%	18,824
2008	11.747267	12.233112	4.14%	21,461
2007	10.791538	11.747267	8.86%	30,035
2006	9.752951	10.791538	10.65%	14,469
2005*	10.000000	9.752951	-2.47%	1,580
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.178016	1.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.934918	9.989832	11.81%	795
2011	10.302551	8.934918	-13.27%	819
2010*	10.000000	10.302551	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.956550	13.173078	20.23%	5,710
2011	11.276729	10.956550	-2.84%	2,370
2010*	10.000000	11.276729	12.77%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.602726	-3.97%	12,109
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.696880	-3.03%	28,257
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.449652	13.378593	16.85%	124,931
2011	12.583734	11.449652	-9.01%	140,233
2010	11.809328	12.583734	6.56%	162,380
2009*	10.000000	11.809328	18.09%	30,167
59

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.767691	7.68%	9,885
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.023807	0.24%	5,512
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	16.091081	17.886708	11.16%	10,386
2011	16.191014	16.091081	-0.62%	10,550
2010	15.272769	16.191014	6.01%	10,682
2009	12.403331	15.272769	23.13%	11,725
2008	15.070472	12.403331	-17.70%	11,591
2007	13.937940	15.070472	8.13%	11,827
2006	12.873580	13.937940	8.27%	14,637
2005	12.194655	12.873580	5.57%	14,761
2004	11.484704	12.194655	6.18%	14,918
2003*	10.000000	11.484704	14.85%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.917674	20.544547	21.44%	46,922
2011	18.540512	16.917674	-8.75%	44,282
2010	17.758387	18.540512	4.40%	47,959
2009	12.403817	17.758387	43.17%	43,169
2008	22.716955	12.403817	-45.40%	32,652
2007	16.958344	22.716955	33.96%	8,409
2006	15.849789	16.958344	6.99%	2,134
2005	14.360798	15.849789	10.37%	1,096
2004	12.415484	14.360798	15.67%	1,137
2003*	10.000000	12.415484	24.15%	2,222
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.915766	-0.84%	5,965
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.060546	28.918947	10.97%	19,472
2011	39.281295	26.060546	-33.66%	1,123
2010	32.044817	39.281295	22.58%	1,167
2009	18.250720	32.044817	75.58%	1,215
2008	38.966658	18.250720	-53.16%	1,737
2007	31.046642	38.966658	25.51%	1,737
2006	21.593269	31.046642	43.78%	1,737
2005	16.690295	21.593269	29.38%	1,737
2004	14.342071	16.690295	16.37%	3,993
2003*	10.000000	14.342071	43.42%	208
60

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.341560	16.407132	14.40%	4,059
2011	14.572257	14.341560	-1.58%	4,964
2010	13.251577	14.572257	9.97%	6,938
2009	9.716395	13.251577	36.38%	7,709
2008	15.725168	9.716395	-38.21%	7,440
2007	14.446858	15.725168	8.85%	15,650
2006	13.730460	14.446858	5.22%	17,191
2005	13.434891	13.730460	2.20%	12,306
2004	12.572420	13.434891	6.86%	12,454
2003*	10.000000	12.572420	25.72%	841
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.183068	1.83%	4,623
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.122926	18.318495	13.62%	165,013
2011	16.519974	16.122926	-2.40%	195,056
2010	15.149121	16.519974	9.05%	213,845
2009	12.617582	15.149121	20.06%	241,409
2008	19.133862	12.617582	-34.06%	66,904
2007	18.139026	19.133862	5.48%	40,982
2006	15.350871	18.139026	18.16%	15,426
2005	14.704343	15.350871	4.40%	9,145
2004	13.060441	14.704343	12.59%	3,323
2003*	10.000000	13.060441	30.60%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.307925	11.716593	13.67%	16,925
2011	10.702750	10.307925	-3.69%	16,479
2010*	10.000000	10.702750	7.03%	11,686
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.040233	10.084994	11.56%	220
2011*	10.000000	9.040233	-9.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.541825	15.195144	12.21%	55,555
2011	13.743741	13.541825	-1.47%	56,033
2010	12.387724	13.743741	10.95%	70,669
2009*	10.000000	12.387724	23.88%	3,894
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.820076	11.141370	13.46%	2,551,104
2011	9.922759	9.820076	-1.03%	2,675,365
2010	9.034298	9.922759	9.83%	2,779,534
2009	7.465869	9.034298	21.01%	2,276,035
2008	10.843154	7.465869	-31.15%	909,202
2007	10.420045	10.843154	4.06%	611,294
2006*	10.000000	10.420045	4.20%	273,333
61

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.995134	11.315634	2.91%	493,150
2011	10.606108	10.995134	3.67%	490,207
2010	10.205658	10.606108	3.92%	518,605
2009	9.280979	10.205658	9.96%	411,257
2008	10.502388	9.280979	-11.63%	136,440
2007	10.402195	10.502388	0.96%	55,980
2006*	10.000000	10.402195	4.02%	8,941
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.726901	11.643199	19.70%	103,312
2011	10.938302	9.726901	-11.07%	106,719
2010	10.023020	10.938302	9.13%	111,524
2009	7.218983	10.023020	38.84%	103,159
2008	11.998783	7.218983	-39.84%	77,144
2007	10.701461	11.998783	12.12%	54,069
2006*	10.000000	10.701461	7.01%	82,185
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.046835	10.413584	15.11%	185,219
2011	9.680230	9.046835	-6.54%	205,983
2010	8.352911	9.680230	15.89%	213,486
2009	6.138425	8.352911	36.08%	211,761
2008	11.222723	6.138425	-45.30%	192,309
2007	10.229939	11.222723	9.70%	129,053
2006*	10.000000	10.229939	2.30%	60,912
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.924459	9.095307	14.78%	624,653
2011	8.266547	7.924459	-4.14%	673,661
2010	7.597040	8.266547	8.81%	694,188
2009	5.928601	7.597040	28.14%	512,387
2008	9.762924	5.928601	-39.27%	145,668
2007*	10.000000	9.762924	-2.37%	25,425
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	16.121321	18.107101	12.32%	156
2011	15.836568	16.121321	1.80%	156
2010	14.273771	15.836568	10.95%	519
2009	9.970928	14.273771	43.15%	519
2008	14.122069	9.970928	-29.39%	1,011
2007	13.966646	14.122069	1.11%	2,387
2006	12.878087	13.966646	8.45%	3,078
2005	12.828129	12.878087	0.39%	3,136
2004	11.883363	12.828129	7.95%	9,775
2003*	10.000000	11.883363	18.83%	863
62

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.014944	14.637426	12.47%	10,713
2011	12.786356	13.014944	1.79%	20,551
2010	11.523960	12.786356	10.95%	16,552
2009	8.045559	11.523960	43.23%	22,911
2008	11.412324	8.045559	-29.50%	10,753
2007	11.283062	11.412324	1.15%	17,123
2006	10.404099	11.283062	8.45%	16,166
2005*	10.000000	10.404099	4.04%	16,586
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.393787	16.676857	15.86%	98,430
2011	15.063527	14.393787	-4.45%	109,142
2010	13.307463	15.063527	13.20%	120,451
2009	10.581010	13.307463	25.77%	114,472
2008	17.189769	10.581010	-38.45%	121,811
2007	18.002842	17.189769	-4.52%	231,107
2006	15.887753	18.002842	13.31%	193,931
2005	15.586906	15.887753	1.93%	70,699
2004	13.577106	15.586906	14.80%	32,756
2003*	10.000000	13.577106	35.77%	3,397
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.476887	8.564913	14.55%	49,175
2011	8.631396	7.476887	-13.38%	69,096
2010	7.629139	8.631396	13.14%	80,442
2009	5.086752	7.629139	49.98%	76,292
2008*	10.000000	5.086752	-49.13%	3,407
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.016009	9.846058	9.21%	170,446
2011	9.505383	9.016009	-5.15%	194,575
2010	7.845689	9.505383	21.15%	206,080
2009	6.095623	7.845689	28.71%	365,936
2008*	10.000000	6.095623	-39.04%	424,423
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.295902	9.447642	13.88%	82,718
2011	9.037008	8.295902	-8.20%	86,278
2010	8.017520	9.037008	12.72%	82,214
2009	6.329119	8.017520	26.68%	41,786
2008*	10.000000	6.329119	-36.71%	20,662
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.700454	10.562844	8.89%	756,798
2011	10.027838	9.700454	-3.26%	728,994
2010	9.263244	10.027838	8.25%	742,404
2009	7.884632	9.263244	17.48%	341,445
2008*	10.000000	7.884632	-21.15%	27,806
63

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.101244	10.140761	11.42%	2,090,328
2011	9.613325	9.101244	-5.33%	2,213,230
2010	8.723627	9.613325	10.20%	2,155,932
2009	7.165610	8.723627	21.74%	1,086,700
2008*	10.000000	7.165610	-28.34%	77,157
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.419919	10.982338	5.40%	341,037
2011	10.478811	10.419919	-0.56%	245,159
2010	10.006663	10.478811	4.72%	222,203
2009	9.029915	10.006663	10.82%	207,213
2008*	10.000000	9.029915	-9.70%	37,588
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.405547	10.362445	10.17%	1,593,646
2011	9.821305	9.405547	-4.23%	1,729,438
2010	8.993867	9.821305	9.20%	1,835,127
2009	7.521865	8.993867	19.57%	1,164,041
2008*	10.000000	7.521865	-24.78%	237,532
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.769858	9.852628	12.35%	446,000
2011	9.382225	8.769858	-6.53%	500,481
2010	8.444619	9.382225	11.10%	570,508
2009	6.804125	8.444619	24.11%	327,556
2008*	10.000000	6.804125	-31.96%	183,752
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.967594	10.754332	7.89%	379,189
2011	10.192952	9.967594	-2.21%	398,990
2010	9.534297	10.192952	6.91%	399,757
2009	8.262967	9.534297	15.39%	257,940
2008*	10.000000	8.262967	-17.37%	19,468
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.373008	11.985097	5.38%	101,402
2011	10.917498	11.373008	4.17%	98,158
2010	10.427791	10.917498	4.70%	106,328
2009	9.793750	10.427791	6.47%	154,322
2008*	10.000000	9.793750	-2.06%	3,146
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.332403	12.952001	5.02%	19,267
2011	11.859763	12.332403	3.99%	20,561
2010	11.187800	11.859763	6.01%	27,873
2009	9.799538	11.187800	14.17%	32,150
2008*	10.000000	9.799538	-2.00%	17,302
64

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.584275	31.640286	14.70%	919
2011	36.345122	27.584275	-24.10%	958
2010	31.978626	36.345122	13.65%	996
2009	19.997995	31.978626	59.91%	1,036
2008	48.482892	19.997995	-58.75%	1,480
2007	34.059656	48.482892	42.35%	1,480
2006	25.481383	34.059656	33.66%	1,480
2005	19.637463	25.481383	29.76%	1,480
2004	16.629376	19.637463	18.09%	4,143
2003*	10.000000	16.629376	66.29%	1,055
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.542088	18.962524	14.63%	32,592
2011	21.794414	16.542088	-24.10%	35,429
2010	19.180025	21.794414	13.63%	40,889
2009	11.994322	19.180025	59.91%	43,158
2008	29.033083	11.994322	-58.69%	47,203
2007	20.359741	29.033083	42.60%	59,898
2006	15.205039	20.359741	33.90%	98,525
2005	11.703984	15.205039	29.91%	54,783
2004*	10.000000	11.703984	17.04%	25,614
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.572529	12.703573	1.04%	171,897
2011	11.954538	12.572529	5.17%	185,872
2010	11.635860	11.954538	2.74%	205,304
2009	11.556553	11.635860	0.69%	324,511
2008	10.941692	11.556553	5.62%	387,368
2007	10.414910	10.941692	5.06%	311,378
2006	10.278047	10.414910	1.33%	164,957
2005	10.150616	10.278047	1.26%	13,505
2004	10.025426	10.150616	1.25%	595
2003*	10.000000	10.025426	0.25%	1,881
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.746396	7.621717	12.97%	40,694
2011	7.644830	6.746396	-11.75%	51,197
2010	6.899575	7.644830	10.80%	47,836
2009	5.435866	6.899575	26.93%	45,755
2008*	10.000000	5.435866	-45.64%	17,616
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.347534	8.515928	15.90%	29,921
2011	8.598280	7.347534	-14.55%	30,540
2010	8.165074	8.598280	5.31%	30,441
2009	6.475014	8.165074	26.10%	27,043
2008	11.604467	6.475014	-44.20%	33,756
2007	10.820602	11.604467	7.24%	53,950
2006*	10.000000	10.820602	8.21%	96,331
65

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.760488	17.909927	13.64%	112,891
2011	16.731092	15.760488	-5.80%	118,428
2010	14.885937	16.731092	12.40%	129,540
2009	11.935003	14.885937	24.73%	160,339
2008	19.273993	11.935003	-38.08%	110,602
2007	18.553909	19.273993	3.88%	129,761
2006	16.190743	18.553909	14.60%	115,871
2005	15.298388	16.190743	5.83%	122,907
2004	13.683298	15.298388	11.80%	101,963
2003*	10.000000	13.683298	36.83%	1,745
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.236480	13.123412	7.25%	253,552
2011	12.369869	12.236480	-1.08%	242,185
2010	11.488255	12.369869	7.67%	257,619
2009*	10.000000	11.488255	14.88%	121,031
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.852412	14.144874	10.06%	835,000
2011	13.231289	12.852412	-2.86%	830,376
2010	12.045182	13.231289	9.85%	666,811
2009*	10.000000	12.045182	20.45%	382,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.358508	12.744055	3.12%	167,269
2011	12.244822	12.358508	0.93%	177,442
2010	11.793354	12.244822	3.83%	192,338
2009	11.026204	11.793354	6.96%	193,441
2008	11.966235	11.026204	-7.86%	118,704
2007	11.582248	11.966235	3.32%	57,316
2006	11.126126	11.582248	4.10%	81,227
2005	10.983569	11.126126	1.30%	40,493
2004	10.704003	10.983569	2.61%	17,325
2003*	10.000000	10.704003	7.04%	7,707
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.332048	15.571226	8.65%	1,109,533
2011	14.622383	14.332048	-1.99%	1,183,613
2010	13.445621	14.622383	8.75%	1,237,342
2009	11.510438	13.445621	16.81%	1,180,213
2008	15.285064	11.510438	-24.69%	810,297
2007	14.755622	15.285064	3.59%	817,947
2006	13.513991	14.755622	9.19%	689,961
2005	13.082811	13.513991	3.30%	515,805
2004	12.181349	13.082811	7.40%	350,472
2003*	10.000000	12.181349	21.81%	24,604
66

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.291798	17.056007	11.54%	577,613
2011	15.934161	15.291798	-4.03%	638,474
2010	14.402396	15.934161	10.64%	684,574
2009	11.808455	14.402396	21.97%	720,183
2008	17.554065	11.808455	-32.73%	711,256
2007	16.867668	17.554065	4.07%	721,492
2006	15.018394	16.867668	12.31%	614,671
2005	14.304552	15.018394	4.99%	311,041
2004	13.015066	14.304552	9.91%	178,995
2003*	10.000000	13.015066	30.15%	15,683
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.511552	14.312546	5.93%	290,936
2011	13.501187	13.511552	0.08%	299,988
2010	12.688935	13.501187	6.40%	265,653
2009	11.296366	12.688935	12.33%	356,441
2008	13.561316	11.296366	-16.70%	274,175
2007	13.066840	13.561316	3.78%	217,824
2006	12.290759	13.066840	6.31%	255,984
2005	11.996352	12.290759	2.45%	134,620
2004	11.417528	11.996352	5.07%	66,997
2003*	10.000000	11.417528	14.18%	9,177
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.090219	15.198751	16.11%	146,721
2011	13.691636	13.090219	-4.39%	169,976
2010	12.867835	13.691636	6.40%	181,702
2009*	10.000000	12.867835	28.68%	1,035
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.977903	23.010003	15.18%	39,725
2011	20.906373	19.977903	-4.44%	45,863
2010	16.894982	20.906373	23.74%	47,610
2009	12.599854	16.894982	34.09%	48,841
2008	20.226044	12.599854	-37.70%	46,127
2007	19.180528	20.226044	5.45%	36,869
2006	17.800600	19.180528	7.75%	28,882
2005	16.194190	17.800600	9.92%	25,070
2004	14.271063	16.194190	13.48%	12,489
2003*	10.000000	14.271063	42.71%	2,541
67

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.765449	9.574509	-1.96%	426,969
2011	9.959114	9.765449	-1.94%	447,029
2010	10.157162	9.959114	-1.95%	537,304
2009	10.354819	10.157162	-1.91%	420,237
2008	10.348233	10.354819	0.06%	539,936
2007	10.072432	10.348233	2.74%	573,571
2006	9.827008	10.072432	2.50%	144,635
2005	9.761463	9.827008	0.67%	94,204
2004	9.875470	9.761463	-1.15%	44,108
2003*	10.000000	9.875470	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.325004	14.664939	10.06%	85,361
2011	12.875031	13.325004	3.49%	83,143
2010	11.873865	12.875031	8.43%	82,785
2009	9.736227	11.873865	21.96%	69,947
2008	12.005886	9.736227	-18.90%	52,876
2007	11.704613	12.005886	2.57%	53,704
2006	11.385869	11.704613	2.80%	27,617
2005	11.363940	11.385869	0.19%	13,913
2004	10.879096	11.363940	4.46%	7,893
2003*	10.000000	10.879096	8.79%	280
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.976413	9.034304	13.26%	190,621
2011	9.000995	7.976413	-11.38%	216,485
2010	8.066282	9.000995	11.59%	228,428
2009	6.044248	8.066282	33.45%	355,123
2008*	10.000000	6.044248	-39.56%	371,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.126122	13.916018	14.76%	723
2011	14.795477	12.126122	-18.04%	723
2010	14.249548	14.795477	3.83%	723
2009	11.221641	14.249548	26.98%	723
2008	21.384785	11.221641	-47.53%	723
2007	21.237273	21.384785	0.69%	723
2006	17.694429	21.237273	20.02%	1,453
2005	16.142684	17.694429	9.61%	1,475
2004	13.719727	16.142684	17.66%	1,691
2003*	10.000000	13.719727	37.20%	0
68

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.593441	9.853345	14.66%	78,810
2011	10.483392	8.593441	-18.03%	83,286
2010	10.100781	10.483392	3.79%	79,648
2009	7.955492	10.100781	26.97%	74,482
2008	15.152857	7.955492	-47.50%	173,671
2007	15.049828	15.152857	0.68%	205,876
2006	12.538773	15.049828	20.03%	129,303
2005	11.437668	12.538773	9.63%	49,292
2004*	10.000000	11.437668	14.38%	11,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.544698	9.729903	13.87%	120,207
2011	9.005380	8.544698	-5.12%	128,184
2010	7.961577	9.005380	13.11%	156,921
2009	6.277357	7.961577	26.83%	231,880
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.967675	9.186203	15.29%	60,085
2011	8.653032	7.967675	-7.92%	72,348
2010	7.827338	8.653032	10.55%	93,919
2009	6.265525	7.827338	24.93%	95,714
2008*	10.000000	6.265525	-37.34%	791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.931698	10.039569	12.40%	136,690
2011	9.533309	8.931698	-6.31%	156,001
2010	7.687878	9.533309	24.00%	162,505
2009	6.188086	7.687878	24.24%	231,465
2008*	10.000000	6.188086	-38.12%	136,281
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.585454	10.934308	14.07%	126,334
2011	10.008039	9.585454	-4.22%	149,132
2010	8.531911	10.008039	17.30%	171,344
2009	6.669444	8.531911	27.93%	247,450
2008*	10.000000	6.669444	-33.31%	269,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.574086	15.051287	10.88%	7,478
2011	13.963762	13.574086	-2.79%	12,496
2010	11.383451	13.963762	22.67%	12,087
2009	9.128209	11.383451	24.71%	16,523
2008	17.414054	9.128209	-47.58%	17,873
2007	16.221203	17.414054	7.35%	21,406
2006	16.063452	16.221203	0.98%	24,486
2005	15.205697	16.063452	5.64%	38,785
2004	13.703517	15.205697	10.96%	22,213
2003*	10.000000	13.703517	37.04%	920
69

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.949634	22.351848	17.95%	11,842
2011	20.440477	18.949634	-7.29%	15,401
2010	16.482865	20.440477	24.01%	23,320
2009	13.356635	16.482865	23.41%	23,639
2008	20.122351	13.356635	-33.62%	26,386
2007	22.124258	20.122351	-9.05%	14,842
2006	19.268704	22.124258	14.82%	21,725
2005	19.119017	19.268704	0.78%	30,149
2004	16.666453	19.119017	14.72%	23,170
2003*	10.000000	16.666453	66.66%	2,552
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.445249	20.838481	12.97%	13,817
2011	19.970280	18.445249	-7.64%	15,475
2010	16.296331	19.970280	22.54%	16,053
2009	12.363666	16.296331	31.81%	16,087
2008	20.455785	12.363666	-39.56%	49,476
2007	20.476947	20.455785	-0.10%	40,048
2006	18.686979	20.476947	9.58%	33,775
2005	17.014645	18.686979	9.83%	10,287
2004	14.608788	17.014645	16.47%	15,771
2003*	10.000000	14.608788	46.09%	3,424
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.362918	14.915989	11.62%	113,433
2011	13.576782	13.362918	-1.58%	130,407
2010	12.229463	13.576782	11.02%	140,869
2009	9.933923	12.229463	23.11%	230,032
2008	17.352525	9.933923	-42.75%	282,218
2007	16.404635	17.352525	5.78%	239,947
2006	14.752925	16.404635	11.20%	139,391
2005	14.055950	14.752925	4.96%	548
2004	13.087692	14.055950	7.40%	0
2003*	10.000000	13.087692	30.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.424859	10.680542	13.32%	49,624
2011	9.055986	9.424859	4.07%	61,714
2010	7.114320	9.055986	27.29%	74,951
2009	5.559464	7.114320	27.97%	84,457
2008*	10.000000	5.559464	-44.41%	355
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.280398	10.434583	1.50%	68,304
2011	10.349954	10.280398	-0.67%	71,739
2010	10.306389	10.349954	0.42%	79,517
2009	9.813634	10.306389	5.02%	84,017
2008*	10.000000	9.813634	-1.86%	12,895
70

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.518399	13.502774	17.23%	172,427
2011	13.414082	11.518399	-14.13%	193,576
2010	12.864296	13.414082	4.27%	183,258
2009*	10.000000	12.864296	28.64%	279,371
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.899724	10.153185	2.56%	128,686
2011	10.066997	9.899724	-1.66%	130,343
2010	9.751814	10.066997	3.23%	163,837
2009	8.776128	9.751814	11.12%	180,272
2008	10.339136	8.776128	-15.12%	295,566
2007	10.065578	10.339136	2.72%	296,760
2006	9.851254	10.065578	2.18%	156,627
2005	9.903697	9.851254	-0.53%	22,588
2004	10.022565	9.903697	-1.19%	9,327
2003*	10.000000	10.022565	0.23%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.353347	13.180332	6.69%	3,498
2011	12.733574	12.353347	-2.99%	4,579
2010	10.857340	12.733574	17.28%	6,153
2009	9.020719	10.857340	20.36%	6,970
2008	15.200728	9.020719	-40.66%	17,567
2007	15.425324	15.200728	-1.46%	7,592
2006	14.946321	15.425324	3.20%	9,184
2005	14.813472	14.946321	0.90%	9,025
2004	13.504135	14.813472	9.70%	7,479
2003*	10.000000	13.504135	35.04%	414
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.644211	15.934428	8.81%	5,975
2011	15.409556	14.644211	-4.97%	6,713
2010	12.792100	15.409556	20.46%	10,052
2009	9.926852	12.792100	28.86%	9,703
2008	16.719252	9.926852	-40.63%	14,950
2007	15.847072	16.719252	5.50%	310,987
2006	14.213670	15.847072	11.49%	181,607
2005	13.565311	14.213670	4.78%	7,464
2004	12.213171	13.565311	11.07%	1,649
2003*	10.000000	12.213171	22.13%	0
71

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.511895	14.838079	18.59%	41,916
2011	13.944595	12.511895	-10.27%	48,866
2010	12.295262	13.944595	13.41%	51,739
2009	8.996820	12.295262	36.66%	58,660
2008	15.382422	8.996820	-41.51%	61,018
2007	14.793739	15.382422	3.98%	62,705
2006	12.851121	14.793739	15.12%	108,876
2005	11.491649	12.851121	11.83%	67,569
2004*	10.000000	11.491649	14.92%	23,470
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	19.136033	22.692867	18.59%	1,495
2011	21.335250	19.136033	-10.31%	1,495
2010	18.806055	21.335250	13.45%	2,455
2009	13.763518	18.806055	36.64%	1,495
2008	23.526051	13.763518	-41.50%	1,495
2007	22.620904	23.526051	4.00%	1,893
2006	19.656415	22.620904	15.08%	2,447
2005	17.575066	19.656415	11.84%	2,467
2004	15.077980	17.575066	16.56%	2,489
2003*	10.000000	15.077980	50.78%	1,488
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.139690	1.40%	5,570
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.959700	15.960199	14.33%	126,364
2011	14.281674	13.959700	-2.25%	143,339
2010	12.575351	14.281674	13.57%	155,232
2009	10.020365	12.575351	25.50%	229,584
2008	16.652019	10.020365	-39.82%	254,943
2007	16.307973	16.652019	2.11%	226,057
2006	14.492509	16.307973	12.53%	159,746
2005	13.977468	14.492509	3.68%	13,779
2004	13.060920	13.977468	7.02%	14,282
2003*	10.000000	13.060920	30.61%	453
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.379189	22.357865	15.37%	28,101
2011	20.246317	19.379189	-4.28%	32,421
2010	16.779833	20.246317	20.66%	35,274
2009	12.502392	16.779833	34.21%	41,306
2008	20.568311	12.502392	-39.22%	90,077
2007	21.275840	20.568311	-3.33%	65,065
2006	18.923917	21.275840	12.43%	41,846
2005	17.590220	18.923917	7.58%	11,069
2004	15.052827	17.590220	16.86%	11,678
2003*	10.000000	15.052827	50.53%	388
72

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.577812	5.78%	3,227
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.338602	12.730338	3.17%	23,495
2011	11.606488	12.338602	6.31%	27,231
2010	10.822960	11.606488	7.24%	21,052
2009*	10.000000	10.822960	8.23%	6,829
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.136275	11.546390	3.68%	178,053
2011	11.243820	11.136275	-0.96%	182,498
2010	10.902078	11.243820	3.13%	176,712
2009*	10.000000	10.902078	9.02%	148,316
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.960299	10.693354	7.36%	22,501
2011*	10.000000	9.960299	-0.40%	17,075
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.578406	13.524605	16.81%	4,273
2011	12.382977	11.578406	-6.50%	4,335
2010	11.041531	12.382977	12.15%	4,185
2009	8.674948	11.041531	27.28%	4,227
2008	14.432931	8.674948	-39.89%	4,259
2007	15.667777	14.432931	-7.88%	4,402
2006	13.785121	15.667777	13.66%	5,693
2005	13.359972	13.785121	3.18%	7,321
2004	12.262996	13.359972	8.95%	6,289
2003*	10.000000	12.262996	22.63%	1,197
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
2005	14.391285	15.832728	10.02%	0
2004	12.631654	14.391285	13.93%	0
2003*	10.000000	12.631654	26.32%	0
73

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.641510	14.157940	12.00%	0
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	2,229
2009	8.244992	13.249841	60.70%	1,871
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
2005	12.048297	12.486580	3.64%	0
2004	11.699112	12.048297	2.98%	2,067
2003*	10.000000	11.699112	16.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.363302	14.595017	28.44%	2,030
2011	10.498469	11.363302	8.24%	86
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.199459	11.990000	7.06%	32,795
2011	10.836056	11.199459	3.35%	45,832
2010	10.342210	10.836056	4.78%	46,187
2009	9.643273	10.342210	7.25%	46,933
2008	10.983472	9.643273	-12.20%	196,544
2007	10.647467	10.983472	3.16%	242,987
2006	10.485262	10.647467	1.55%	124,501
2005	10.288472	10.485262	1.91%	7,207
2004	10.082409	10.288472	2.04%	3,724
2003*	10.000000	10.082409	0.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.207642	23.354443	15.57%	420
2011	19.281092	20.207642	4.81%	420
2010	17.918838	19.281092	7.60%	420
2009	14.045524	17.918838	27.58%	420
2008	16.848924	14.045524	-16.64%	420
2007	16.152914	16.848924	4.31%	420
2006	14.867089	16.152914	8.65%	420
2005	13.521031	14.867089	9.96%	420
2004	12.527281	13.521031	7.93%	456
2003*	10.000000	12.527281	25.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.693042	-3.07%	7,791
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.597551	-4.02%	116
74

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.898983	15.757536	5.76%	19,421
2011	15.926844	14.898983	-6.45%	19,650
2010	12.812951	15.926844	24.30%	18,837
2009	8.560950	12.812951	49.67%	11,326
75

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	14.051433	16.136046	14.84%	2,302
2011	13.523943	14.051433	3.90%	2,302
2010	12.240195	13.523943	10.49%	2,302
2009	10.383470	12.240195	17.88%	2,302
2008	17.875638	10.383470	-41.91%	2,302
2007	17.405833	17.875638	2.70%	2,302
2006	15.189296	17.405833	14.59%	6,248
2005	14.824901	15.189296	2.46%	8,141
2004	13.608022	14.824901	8.94%	8,141
2003*	10.000000	13.608022	36.08%	1,410
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.452648	22.571903	16.04%	1,820
2011	21.732897	19.452648	-10.49%	1,754
2010	17.526978	21.732897	24.00%	1,754
2009	12.543189	17.526978	39.73%	1,754
2008	19.931126	12.543189	-37.07%	1,754
2007	20.044400	19.931126	-0.57%	1,874
2006	17.918036	20.044400	11.87%	4,135
2005	17.154343	17.918036	4.45%	4,641
2004	14.707841	17.154343	16.63%	4,641
2003*	10.000000	14.707841	47.08%	984
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.102724	1.03%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.349261	14.040648	5.18%	4,346
2011	12.195460	13.349261	9.46%	5,725
2010	11.844314	12.195460	2.96%	6,776
2009	10.971485	11.844314	7.96%	7,945
2008	11.381929	10.971485	-3.61%	14,784
2007	10.613767	11.381929	7.24%	14,781
2006	10.665985	10.613767	-0.49%	14,934
2005	10.721060	10.665985	-0.51%	10,290
2004	10.344356	10.721060	3.64%	17,146
2003*	10.000000	10.344356	3.44%	2,201
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.976473	15.668438	12.11%	1,883
2011	13.872054	13.976473	0.75%	1,937
2010	12.438155	13.872054	11.53%	1,510
2009	10.782118	12.438155	15.36%	1,510
2008	16.865337	10.782118	-36.07%	1,510
2007	17.295269	16.865337	-2.49%	1,307
2006	15.114823	17.295269	14.43%	0
2005	14.763325	15.114823	2.38%	0
2004	13.388693	14.763325	10.27%	0
2003*	10.000000	13.388693	33.89%	0
76

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.356612	15.205078	13.84%	302
2011	13.751509	13.356612	-2.87%	302
2010	11.799886	13.751509	16.54%	302
2009	9.280914	11.799886	27.14%	0
2008	12.551742	9.280914	-26.06%	0
2007	13.134493	12.551742	-4.44%	1,694
2006	11.152811	13.134493	17.77%	1,376
2005*	10.000000	11.152811	11.53%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.188370	13.127768	7.71%	3,212
2011	12.912985	12.188370	-5.61%	3,040
2010	12.010714	12.912985	7.51%	1,106
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.925196	22.587974	13.36%	159
2011	20.227547	19.925196	-1.49%	137
2010	16.411804	20.227547	23.25%	1,370
2009	13.401442	16.411804	22.46%	1,360
2008	19.804932	13.401442	-32.33%	954
2007	20.355099	19.804932	-2.70%	884
2006	18.162532	20.355099	12.07%	1,118
2005	17.290778	18.162532	5.04%	1,047
2004	14.482926	17.290778	19.39%	5,548
2003*	10.000000	14.482926	44.83%	794
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.368974	16.251584	13.10%	12,118
2011	14.435165	14.368974	-0.46%	13,506
2010	12.866647	14.435165	12.19%	13,904
2009	10.421639	12.866647	23.46%	16,361
2008	16.975537	10.421639	-38.61%	20,370
2007	16.508747	16.975537	2.83%	23,053
2006	14.628794	16.508747	12.85%	24,294
2005	14.300041	14.628794	2.30%	25,642
2004	13.229679	14.300041	8.09%	25,947
2003*	10.000000	13.229679	32.30%	7,917
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.547700	16.772047	7.87%	5,074
2011	14.596711	15.547700	6.52%	5,074
2010	12.953195	14.596711	12.69%	5,074
2009	10.819266	12.953195	19.72%	0
2008	15.717602	10.819266	-31.16%	1,437
2007	15.019248	15.717602	4.65%	1,437
2006	13.194185	15.019248	13.83%	8,202
2005	12.936823	13.194185	1.99%	2,862
2004	12.603055	12.936823	2.65%	1,273
2003*	10.000000	12.603055	26.03%	199
77

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	1,458
2008	13.585320	8.280264	-39.05%	1,458
2007	15.634927	13.585320	-13.11%	5,487
2006	15.418441	15.634927	1.40%	5,487
2005	14.911623	15.418441	3.40%	4,425
2004	13.709405	14.911623	8.77%	4,967
2003*	10.000000	13.709405	37.09%	771
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.849719	13.847624	7.77%	3,446
2011	13.882899	12.849719	-7.44%	3,446
2010	12.541829	13.882899	10.69%	3,446
2009	11.304681	12.541829	10.94%	3,446
2008	16.410037	11.304681	-31.11%	3,446
2007	15.281941	16.410037	7.38%	3,446
2006	13.474333	15.281941	13.42%	3,446
2005	13.526220	13.474333	-0.38%	3,446
2004	12.892635	13.526220	4.91%	3,446
2003*	10.000000	12.892635	28.93%	3,446
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	12.081621	12.951170	7.20%	11,608
2011	12.093088	12.081621	-0.09%	11,839
2010	11.401817	12.093088	6.06%	13,428
2009	9.687723	11.401817	17.69%	15,583
2008	10.698526	9.687723	-9.45%	22,151
2007	10.389604	10.698526	2.97%	34,640
2006	10.206382	10.389604	1.80%	32,803
2005	10.317582	10.206382	-1.08%	32,434
2004	10.195062	10.317582	1.20%	31,825
2003*	10.000000	10.195062	1.95%	4,537
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
2008	12.137905	8.896602	-26.70%	0
2007	11.430576	12.137905	6.19%	0
2006	10.648948	11.430576	7.34%	0
2005*	10.000000	10.648948	6.49%	0
78

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
2008	12.909459	8.496988	-34.18%	0
2007	11.986381	12.909459	7.70%	0
2006	10.954327	11.986381	9.42%	0
2005*	10.000000	10.954327	9.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
2007	12.346527	13.431918	8.79%	0
2006	11.161593	12.346527	10.62%	0
2005*	10.000000	11.161593	11.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.196504	15.588906	2.58%	898
2011	16.364877	15.196504	-7.14%	1,368
2010	14.021066	16.364877	16.72%	1,131
2009	9.699975	14.021066	44.55%	2,309
2008	21.720703	9.699975	-55.34%	2,896
2007	15.227511	21.720703	42.64%	5,967
2006	13.330408	15.227511	14.23%	3,256
2005*	10.000000	13.330408	33.30%	6,257
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.162482	16.237313	14.65%	4,352
2011	14.364228	14.162482	-1.40%	4,462
2010	12.761021	14.364228	12.56%	9,964
2009	10.030605	12.761021	27.22%	9,737
2008	17.907811	10.030605	-43.99%	17,050
2007	18.054937	17.907811	-0.81%	24,212
2006	15.368821	18.054937	17.48%	25,097
2005	14.861653	15.368821	3.41%	26,944
2004	13.640353	14.861653	8.95%	27,133
2003*	10.000000	13.640353	36.40%	7,404
79

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.317850	16.043496	12.05%	2,912
2011	14.621627	14.317850	-2.08%	2,802
2010	12.051597	14.621627	21.33%	2,802
2009	9.614980	12.051597	25.34%	26,110
2008	18.630533	9.614980	-48.39%	29,137
2007	15.018540	18.630533	24.05%	29,768
2006	14.386490	15.018540	4.39%	30,722
2005	13.920691	14.386490	3.35%	30,259
2004	13.781718	13.920691	1.01%	27,480
2003*	10.000000	13.781718	37.82%	1,799
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.828449	13.268945	3.43%	1,419
2011	12.235391	12.828449	4.85%	1,465
2010	11.614755	12.235391	5.34%	5,027
2009	10.269217	11.614755	13.10%	7,410
2008	10.860076	10.269217	-5.44%	6,702
2007	10.653482	10.860076	1.94%	22,806
2006	10.443820	10.653482	2.01%	15,570
2005	10.463537	10.443820	-0.19%	19,711
2004	10.252933	10.463537	2.05%	18,877
2003*	10.000000	10.252933	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.303535	25.026513	12.21%	9,885
2011	25.541510	22.303535	-12.68%	10,598
2010	20.280943	25.541510	25.94%	13,248
2009	14.815738	20.280943	36.89%	20,928
2008	25.046511	14.815738	-40.85%	22,841
2007	22.172632	25.046511	12.96%	24,900
2006	20.137717	22.172632	10.10%	27,426
2005	17.419498	20.137717	15.60%	30,014
2004	14.266319	17.419498	22.10%	33,082
2003*	10.000000	14.266319	42.66%	6,208
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	1,172
2008	25.143740	13.801097	-45.11%	1,172
2007	21.932626	25.143740	14.64%	1,172
2006	19.011494	21.932626	15.37%	1,172
2005	16.339193	19.011494	16.36%	3,073
2004	14.721125	16.339193	10.99%	6,953
2003*	10.000000	14.721125	47.21%	3,272
80

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.256482	12.100155	17.98%	61
2011	12.675044	10.256482	-19.08%	61
2010	11.469080	12.675044	10.51%	1,394
2009	9.278251	11.469080	23.61%	1,394
2008	16.899403	9.278251	-45.10%	3,119
2007	14.740282	16.899403	14.65%	4,279
2006	12.772696	14.740282	15.40%	7,116
2005	10.981123	12.772696	16.32%	11,523
2004*	10.000000	10.981123	9.81%	4,499
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.603902	21.908811	24.45%	175
2011	19.757329	17.603902	-10.90%	155
2010	15.965456	19.757329	23.75%	303
2009	10.371849	15.965456	53.93%	1,064
2008	21.738230	10.371849	-52.29%	604
2007	21.050300	21.738230	3.27%	1,445
2006	18.524206	21.050300	13.64%	604
2005	18.462717	18.524206	0.33%	906
2004	16.557596	18.462717	11.51%	1,293
2003*	10.000000	16.557596	65.58%	404
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.387360	12.564571	10.34%	4,309
2011	11.354435	11.387360	0.29%	5,154
2010	10.288120	11.354435	10.36%	1,537
2009	7.746080	10.288120	32.82%	744
2008	11.242463	7.746080	-31.10%	3,428
2007	11.063397	11.242463	1.62%	7,027
2006*	10.000000	11.063397	10.63%	4,476
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.903977	17.440515	9.66%	1,721
2011	15.317214	15.903977	3.83%	2,078
2010	12.961698	15.317214	18.17%	2,155
2009	11.277073	12.961698	14.94%	32,263
2008	15.793448	11.277073	-28.60%	38,750
2007	16.571233	15.793448	-4.69%	45,504
2006	14.443825	16.571233	14.73%	48,464
2005	14.256750	14.443825	1.31%	56,866
2004	13.112843	14.256750	8.72%	53,670
2003*	10.000000	13.112843	31.13%	3,290
81

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.927081	23.106579	15.96%	1,499
2011	21.138214	19.927081	-5.73%	1,621
2010	16.830295	21.138214	25.60%	2,461
2009	13.303765	16.830295	26.51%	2,676
2008	20.277923	13.303765	-34.39%	2,114
2007	21.209528	20.277923	-4.39%	4,349
2006	18.509091	21.209528	14.59%	3,051
2005	17.372271	18.509091	6.54%	3,987
2004	14.332287	17.372271	21.21%	2,628
2003*	10.000000	14.332287	43.32%	1,433
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	291
2010	8.375293	9.044914	8.00%	291
2009	6.564641	8.375293	27.58%	251
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.862752	16.472627	10.83%	1,133
2011	18.033354	14.862752	-17.58%	2,451
2010	15.666580	18.033354	15.11%	1,421
2009	9.264846	15.666580	69.10%	558
2008	19.986509	9.264846	-53.64%	58
2007	15.856537	19.986509	26.05%	792
2006	12.629924	15.856537	25.55%	8,309
2005*	10.000000	12.629924	26.30%	5,084
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	1,183
2008	23.083871	13.480387	-41.60%	1,183
2007	20.414100	23.083871	13.08%	1,405
2006	17.160035	20.414100	18.96%	2,170
2005	15.901138	17.160035	7.92%	2,574
2004	13.696109	15.901138	16.10%	2,574
2003*	10.000000	13.696109	39.96%	2,907
82

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.130513	14.055969	15.87%	170
2011	13.864631	12.130513	-12.51%	558
2010	13.056913	13.864631	6.19%	3,885
2009	9.716040	13.056913	34.39%	3,722
2008	16.641751	9.716040	-41.62%	8,218
2007	14.718460	16.641751	13.07%	6,837
2006	12.370668	14.718460	18.98%	7,546
2005	11.466910	12.370668	7.88%	11,248
2004*	10.000000	11.466910	14.67%	9,742
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.419922	17.377782	12.70%	4,583
2011	15.873629	15.419922	-2.86%	5,207
2010	14.168344	15.873629	12.04%	6,699
2009	12.187430	14.168344	16.25%	3,269
2008	11.715354	12.187430	4.03%	4,284
2007	10.773268	11.715354	8.74%	7,198
2006	9.746350	10.773268	10.54%	2,424
2005*	10.000000	9.746350	-2.54%	448
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.171094	1.71%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.924311	9.967774	11.69%	0
2011	10.300821	8.924311	-13.36%	0
2010*	10.000000	10.300821	3.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.596074	-4.04%	3,895
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.690174	-3.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.418568	13.328635	16.73%	2,724
2011	12.562358	11.418568	-9.10%	2,348
2010	11.801289	12.562358	6.45%	1,039
2009*	10.000000	11.801289	18.01%	627
83

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.760372	7.60%	3,117
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.016988	0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
2007	13.883000	14.995676	8.01%	849
2006	12.835888	13.883000	8.16%	9,372
2005	12.171323	12.835888	5.46%	9,372
2004	11.474432	12.171323	6.07%	9,372
2003*	10.000000	11.474432	14.74%	9,372
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.765168	20.338543	21.31%	96
2011	18.392106	16.765168	-8.85%	74
2010	17.634224	18.392106	4.30%	466
2009	12.329659	17.634224	43.02%	671
2008	22.604261	12.329659	-45.45%	668
2007	16.891524	22.604261	33.82%	0
2006	15.803415	16.891524	6.89%	2,203
2005	14.333356	15.803415	10.26%	2,752
2004	12.404395	14.333356	15.55%	2,752
2003*	10.000000	12.404395	24.04%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.908916	-0.91%	103
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.825644	28.628967	10.85%	1,443
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
2006	21.530106	30.924379	43.63%	156
2005	16.658394	21.530106	29.24%	156
2004	14.329271	16.658394	16.25%	156
2003*	10.000000	14.329271	43.29%	431
84

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.212263	16.242599	14.29%	7,595
2011	14.455594	14.212263	-1.68%	8,113
2010	13.158892	14.455594	9.85%	8,811
2009	9.658288	13.158892	36.24%	10,102
2008	15.647124	9.658288	-38.27%	12,518
2007	14.389907	15.647124	8.74%	15,788
2006	13.690268	14.389907	5.11%	16,759
2005	13.409185	13.690268	2.10%	16,542
2004	12.561188	13.409185	6.75%	17,373
2003*	10.000000	12.561188	25.61%	1,829
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.977548	18.134765	13.50%	1,056
2011	16.387708	15.977548	-2.50%	1,056
2010	15.043167	16.387708	8.94%	2,207
2009	12.542134	15.043167	19.94%	1,860
2008	19.038918	12.542134	-34.12%	2,736
2007	18.067550	19.038918	5.38%	2,872
2006	15.305948	18.067550	18.04%	3,726
2005	14.676237	15.305948	4.29%	3,380
2004	13.048782	14.676237	12.47%	2,080
2003*	10.000000	13.048782	30.49%	886
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.290473	11.684796	13.55%	1,721
2011	10.695520	10.290473	-3.79%	287
2010*	10.000000	10.695520	6.96%	287
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.034111	10.067860	11.44%	0
2011*	10.000000	9.034111	-9.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.505087	15.138435	12.09%	11,519
2011	13.720413	13.505087	-1.57%	12,598
2010	12.379296	13.720413	10.83%	13,051
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.763427	11.065785	13.34%	2,050
2011	9.875579	9.763427	-1.14%	2,428
2010	9.000512	9.875579	9.72%	2,428
2009	7.445547	9.000512	20.88%	2,428
2008	10.824700	7.445547	-31.22%	2,428
2007	10.412999	10.824700	3.95%	2,428
2006*	10.000000	10.412999	4.13%	0
85

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.931779	11.238925	2.81%	879
2011	10.555724	10.931779	3.56%	879
2010	10.167548	10.555724	3.82%	879
2009	9.255754	10.167548	9.85%	618
2008	10.484532	9.255754	-11.72%	618
2007	10.395160	10.484532	0.86%	984
2006*	10.000000	10.395160	3.95%	1,019
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.670813	11.564229	19.58%	498
2011	10.886326	9.670813	-11.17%	590
2010	9.985564	10.886326	9.02%	2,700
2009	7.199342	9.985564	38.70%	2,818
2008	11.978384	7.199342	-39.90%	3,229
2007	10.694225	11.978384	12.01%	3,483
2006*	10.000000	10.694225	6.94%	7,674
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.994660	10.342945	14.99%	524
2011	9.634207	8.994660	-6.64%	1,589
2010	8.321680	9.634207	15.77%	3,267
2009	6.121705	8.321680	35.94%	3,361
2008	11.203628	6.121705	-45.36%	1,995
2007	10.223017	11.203628	9.59%	2,127
2006*	10.000000	10.223017	2.23%	267
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	1,485
2007*	10.000000	9.756266	-2.44%	1,629
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
2008	14.051996	9.911311	-29.47%	0
2007	13.911607	14.051996	1.01%	0
2006	12.840388	13.911607	8.34%	559
2005	12.803603	12.840388	0.29%	872
2004	11.872754	12.803603	7.84%	28,745
2003*	10.000000	11.872754	18.73%	6,757
86

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.926792	14.523416	12.35%	7,020
2011	12.712686	12.926792	1.68%	8,287
2010	11.469253	12.712686	10.84%	10,199
2009	8.015516	11.469253	43.09%	14,148
2008	11.381340	8.015516	-29.57%	21,621
2007	11.263973	11.381340	1.04%	29,881
2006	10.397061	11.263973	8.34%	30,204
2005*	10.000000	10.397061	3.97%	33,306
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.264017	16.509610	15.74%	4,625
2011	14.942924	14.264017	-4.54%	4,797
2010	13.214377	14.942924	13.08%	4,799
2009	10.517723	13.214377	25.64%	6,259
2008	17.104463	10.517723	-38.51%	9,543
2007	17.931895	17.104463	-4.61%	10,972
2006	15.841252	17.931895	13.20%	9,696
2005	15.557110	15.841252	1.83%	11,110
2004	13.564975	15.557110	14.69%	9,084
2003*	10.000000	13.564975	35.65%	4,609
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.448970	8.524210	14.43%	70
2011	8.607930	7.448970	-13.46%	1,555
2010	7.616165	8.607930	13.02%	1,846
2009	5.083276	7.616165	49.83%	2,126
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.982352	9.799276	9.09%	0
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	2,843
2009	6.091458	7.832337	28.58%	2,986
2008*	10.000000	6.091458	-39.09%	3,291
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.264930	9.402759	13.77%	5,777
2011	9.012456	8.264930	-8.29%	5,777
2010	8.003883	9.012456	12.60%	5,777
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
87

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.381053	10.930192	5.29%	1,613
2011	10.450358	10.381053	-0.66%	1,613
2010	9.989661	10.450358	4.61%	6,445
2009	9.023775	9.989661	10.70%	6,445
2008*	10.000000	9.023775	-9.76%	6,445
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.370438	10.313226	10.06%	35,843
2011	9.794617	9.370438	-4.33%	35,843
2010	8.978578	9.794617	9.09%	13,231
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.330575	11.928175	5.27%	0
2011	10.887822	11.330575	4.07%	2,317
2010	10.410060	10.887822	4.59%	3,955
2009	9.787083	10.410060	6.37%	3,930
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0
88

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	63
2008	48.242573	19.878478	-58.79%	63
2007	33.925580	48.242573	42.20%	63
2006	25.406901	33.925580	33.53%	63
2005	19.599967	25.406901	29.63%	127
2004	16.614545	19.599967	17.97%	1,400
2003*	10.000000	16.614545	66.15%	702
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.413292	18.795653	14.51%	965
2011	21.646792	16.413292	-24.18%	851
2010	19.069526	21.646792	13.52%	3,971
2009	11.937394	19.069526	59.75%	3,895
2008	28.924923	11.937394	-58.73%	3,038
2007	20.304691	28.924923	42.45%	4,588
2006	15.179352	20.304691	33.77%	12,418
2005	11.696090	15.179352	29.78%	9,336
2004*	10.000000	11.696090	16.96%	9,691
2003*	10.000000	12.379670	23.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.459214	12.576205	0.94%	2,897
2011	11.858848	12.459214	5.06%	2,897
2010	11.554510	11.858848	2.63%	4,980
2009	11.487475	11.554510	0.58%	5,175
2008	10.887396	11.487475	5.51%	4,968
2007	10.373859	10.887396	4.95%	10,886
2006	10.247946	10.373859	1.23%	4,114
2005	10.131190	10.247946	1.15%	2,820
2004	10.016466	10.131190	1.15%	2,820
2003*	10.000000	10.016466	0.16%	2,820
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.721206	7.585493	12.86%	1,518
2011	7.624047	6.721206	-11.84%	1,761
2010	6.887836	7.624047	10.69%	1,761
2009	5.432161	6.887836	26.80%	3,679
2008*	10.000000	5.432161	-45.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.305161	8.458165	15.78%	860
2011	8.557418	7.305161	-14.63%	1,019
2010	8.134549	8.557418	5.20%	1,019
2009	6.457403	8.134549	25.97%	1,019
2008	11.584740	6.457403	-44.26%	1,019
2007	10.813290	11.584740	7.13%	3,042
2006*	10.000000	10.813290	8.13%	6,705
89

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.618402	17.730313	13.52%	8,562
2011	16.597157	15.618402	-5.90%	8,780
2010	14.781833	16.597157	12.28%	9,403
2009	11.863639	14.781833	24.60%	10,206
2008	19.178354	11.863639	-38.14%	9,627
2007	18.480800	19.178354	3.77%	15,117
2006	16.143361	18.480800	14.48%	21,902
2005	15.269138	16.143361	5.73%	40,091
2004	13.671080	15.269138	11.69%	40,002
2003*	10.000000	13.671080	36.71%	6,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.247086	12.616255	3.01%	11,381
2011	12.146789	12.247086	0.83%	15,659
2010	11.710874	12.146789	3.72%	20,183
2009	10.960275	11.710874	6.85%	41,329
2008	11.906822	10.960275	-7.95%	40,499
2007	11.536569	11.906822	3.21%	61,762
2006	11.093530	11.536569	3.99%	72,768
2005	10.962542	11.093530	1.19%	81,664
2004	10.694430	10.962542	2.51%	96,986
2003*	10.000000	10.694430	6.94%	45,789
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.202895	15.415135	8.54%	52,525
2011	14.505369	14.202895	-2.09%	53,833
2010	13.351629	14.505369	8.64%	79,807
2009	11.441639	13.351629	16.69%	86,796
2008	15.209225	11.441639	-24.77%	94,151
2007	14.697465	15.209225	3.48%	147,201
2006	13.474435	14.697465	9.08%	157,323
2005	13.057801	13.474435	3.19%	162,837
2004	12.170466	13.057801	7.29%	167,483
2003*	10.000000	12.170466	21.70%	31,360
90

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.153935	16.884961	11.42%	16,348
2011	15.806595	15.153935	-4.13%	18,135
2010	14.301683	15.806595	10.52%	17,572
2009	11.737844	14.301683	21.84%	21,117
2008	17.466945	11.737844	-32.80%	22,291
2007	16.801179	17.466945	3.96%	28,374
2006	14.974431	16.801179	12.20%	29,432
2005	14.277204	14.974431	4.88%	36,337
2004	13.003440	14.277204	9.80%	37,358
2003*	10.000000	13.003440	30.03%	10,976
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.389767	14.169038	5.82%	9,923
2011	13.393125	13.389767	-0.03%	13,318
2010	12.600211	13.393125	6.29%	16,768
2009	11.228823	12.600211	12.21%	25,426
2008	13.494008	11.228823	-16.79%	31,100
2007	13.015336	13.494008	3.68%	65,151
2006	12.254779	13.015336	6.21%	65,486
2005	11.973403	12.254779	2.35%	71,600
2004	11.407324	11.973403	4.96%	69,164
2003*	10.000000	11.407324	14.07%	6,417
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.054694	15.142011	15.99%	4,731
2011	13.668384	13.054694	-4.49%	5,186
2010	12.859078	13.668384	6.29%	7,471
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.797870	22.779330	15.06%	505
2011	20.739090	19.797870	-4.54%	938
2010	16.776873	20.739090	23.62%	1,156
2009	12.524529	16.776873	33.95%	2,031
2008	20.125702	12.524529	-37.77%	4,854
2007	19.104962	20.125702	5.34%	6,128
2006	17.748516	19.104962	7.64%	5,679
2005	16.163229	17.748516	9.81%	4,877
2004	14.258318	16.163229	13.36%	3,979
2003*	10.000000	14.258318	42.58%	2,579
91

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.677044	9.478132	-2.06%	35,474
2011	9.879005	9.677044	-2.04%	39,097
2010	10.085748	9.879005	-2.05%	30,861
2009	10.292513	10.085748	-2.01%	55,141
2008	10.296468	10.292513	-0.04%	67,075
2007	10.032335	10.296468	2.63%	60,377
2006	9.797849	10.032335	2.39%	1,999
2005	9.742408	9.797849	0.57%	1,958
2004	9.866252	9.742408	-1.26%	21,244
2003*	10.000000	9.866252	-1.34%	9,966
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.204942	14.517954	9.94%	4,607
2011	12.772013	13.204942	3.39%	5,027
2010	11.790877	12.772013	8.32%	5,053
2009	9.678036	11.790877	21.83%	4,606
2008	11.946313	9.678036	-18.99%	5,742
2007	11.658490	11.946313	2.47%	5,153
2006	11.352549	11.658490	2.69%	5,712
2005	11.342216	11.352549	0.09%	7,720
2004	10.869371	11.342216	4.35%	6,666
2003*	10.000000	10.869371	8.69%	1,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.946615	8.991347	13.15%	5,726
2011	8.976518	7.946615	-11.47%	5,820
2010	8.052542	8.976518	11.47%	13,092
2009	6.040119	8.052542	33.32%	19,923
2008*	10.000000	6.040119	-39.60%	2,739
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0
2005	16.115262	17.646394	9.50%	0
2004	13.710396	16.115262	17.54%	0
2003*	10.000000	13.710396	37.10%	0
92

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.526504	9.766589	14.54%	61
2011	10.412351	8.526504	-18.11%	61
2010	10.042568	10.412351	3.68%	2,846
2009	7.917718	10.042568	26.84%	3,754
2008	15.096355	7.917718	-47.55%	7,594
2007	15.009110	15.096355	0.58%	8,792
2006	12.517575	15.009110	19.90%	11,548
2005	11.429957	12.517575	9.52%	4,297
2004*	10.000000	11.429957	14.30%	4,787
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.512790	9.683662	13.75%	5,581
2011	8.980902	8.512790	-5.21%	6,273
2010	7.948024	8.980902	13.00%	14,385
2009	6.273070	7.948024	26.70%	14,038
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.937921	9.142537	15.18%	10,712
2011	8.629506	7.937921	-8.01%	10,948
2010	7.814020	8.629506	10.44%	12,654
2009	6.261242	7.814020	24.80%	17,794
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.898342	9.991851	12.29%	140
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	1,448
2009	6.183862	7.674790	24.11%	2,695
2008*	10.000000	6.183862	-38.16%	1,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.549696	10.882378	13.96%	137
2011	9.980860	9.549696	-4.32%	349
2010	8.517404	9.980860	17.18%	2,825
2009	6.664890	8.517404	27.80%	2,818
2008*	10.000000	6.664890	-33.35%	2,117
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.451732	14.900378	10.77%	3,664
2011	13.852001	13.451732	-2.89%	3,982
2010	11.303862	13.852001	22.54%	4,377
2009	9.073640	11.303862	24.58%	5,326
2008	17.327684	9.073640	-47.64%	6,091
2007	16.157321	17.327684	7.24%	6,691
2006	16.016489	16.157321	0.88%	7,690
2005	15.176647	16.016489	5.53%	10,968
2004	13.691297	15.176647	10.85%	15,584
2003*	10.000000	13.691297	36.91%	438
93

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.778768	22.127653	17.83%	1,924
2011	20.276810	18.778768	-7.39%	2,199
2010	16.367565	20.276810	23.88%	3,588
2009	13.276762	16.367565	23.28%	5,651
2008	20.022505	13.276762	-33.69%	5,800
2007	22.037087	20.022505	-9.14%	7,515
2006	19.212316	22.037087	14.70%	9,721
2005	19.082471	19.212316	0.68%	13,797
2004	16.651575	19.082471	14.60%	17,051
2003*	10.000000	16.651575	66.52%	1,880
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.278961	20.629507	12.86%	393
2011	19.810426	18.278961	-7.73%	393
2010	16.182369	19.810426	22.42%	393
2009	12.289743	16.182369	31.67%	10,168
2008	20.354304	12.289743	-39.62%	11,461
2007	20.396289	20.354304	-0.21%	12,159
2006	18.632321	20.396289	9.47%	12,643
2005	16.982135	18.632321	9.72%	13,859
2004	14.595763	16.982135	16.35%	17,640
2003*	10.000000	14.595763	45.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.242415	14.766366	11.51%	0
2011	13.468070	13.242415	-1.68%	0
2010	12.143921	13.468070	10.90%	2,191
2009	9.874518	12.143921	22.98%	2,385
2008	17.266434	9.874518	-42.81%	2,772
2007	16.339996	17.266434	5.67%	2,856
2006	14.709754	16.339996	11.08%	570
2005	14.029076	14.709754	4.85%	0
2004	13.076000	14.029076	7.29%	0
2003*	10.000000	13.076000	30.76%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.389638	10.629742	13.21%	19,610
2011	9.031330	9.389638	3.97%	19,605
2010	7.102175	9.031330	27.16%	23,209
2009	5.555654	7.102175	27.84%	23,347
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.242058	10.385034	1.40%	1,366
2011	10.321841	10.242058	-0.77%	1,416
2010	10.288878	10.321841	0.32%	1,416
2009	9.806953	10.288878	4.91%	1,416
2008*	10.000000	9.806953	-1.93%	1,416
94

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.487094	13.452307	17.11%	1,325
2011	13.391270	11.487094	-14.22%	1,304
2010	12.855533	13.391270	4.17%	3,224
2009*	10.000000	12.855533	28.56%	2,195
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.810513	10.051396	2.46%	402
2011	9.986428	9.810513	-1.76%	476
2010	9.683630	9.986428	3.13%	5,308
2009	8.723651	9.683630	11.00%	5,615
2008	10.287811	8.723651	-15.20%	5,519
2007	10.025895	10.287811	2.61%	13,715
2006	9.822401	10.025895	2.07%	5,081
2005	9.884739	9.822401	-0.63%	4,790
2004	10.013601	9.884739	-1.29%	16,654
2003*	10.000000	10.013601	0.14%	2,276
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.241974	13.048146	6.59%	7,709
2011	12.631632	12.241974	-3.08%	7,721
2010	10.781398	12.631632	17.16%	7,779
2009	8.966769	10.781398	20.24%	7,826
2008	15.125283	8.966769	-40.72%	7,815
2007	15.364529	15.125283	-1.56%	7,826
2006	14.902574	15.364529	3.10%	15,043
2005	14.785157	14.902574	0.79%	15,037
2004	13.492076	14.785157	9.58%	15,038
2003*	10.000000	13.492076	34.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	3,451
2007	15.787973	16.639823	5.40%	7,187
2006	14.175083	15.787973	11.38%	3,451
2005	13.542257	14.175083	4.67%	0
2004	12.204855	13.542257	10.96%	0
2003*	10.000000	12.204855	22.05%	0
95

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.414476	14.707503	18.47%	8,912
2011	13.850131	12.414476	-10.37%	9,964
2010	12.224418	13.850131	13.30%	10,152
2009	8.954115	12.224418	36.52%	12,262
2008	15.325079	8.954115	-41.57%	15,394
2007	14.753720	15.325079	3.87%	18,209
2006	12.829390	14.753720	15.00%	26,047
2005	11.483888	12.829390	11.72%	18,208
2004*	10.000000	11.483888	14.84%	24,775
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.963486	22.465264	18.47%	1,320
2011	21.164432	18.963486	-10.40%	1,320
2010	18.674532	21.164432	13.33%	1,320
2009	13.681218	18.674532	36.50%	2,281
2008	23.409317	13.681218	-41.56%	2,281
2007	22.531760	23.409317	3.89%	4,260
2006	19.598892	22.531760	14.96%	7,450
2005	17.541465	19.598892	11.73%	7,730
2004	15.064518	17.541465	16.44%	7,730
2003*	10.000000	15.064518	50.65%	2,988
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.137827	1.38%	2,682
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.833864	15.800170	14.21%	7,084
2011	14.167352	13.833864	-2.35%	7,873
2010	12.487411	14.167352	13.45%	10,375
2009	9.960457	12.487411	25.37%	11,821
2008	16.569401	9.960457	-39.89%	16,006
2007	16.243720	16.569401	2.00%	17,672
2006	14.450104	16.243720	12.41%	15,388
2005	13.950757	14.450104	3.58%	16,216
2004	13.049268	13.950757	6.91%	16,188
2003*	10.000000	13.049268	30.49%	3,016
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.204473	22.133651	15.25%	2,418
2011	20.084220	19.204473	-4.38%	2,587
2010	16.662466	20.084220	20.54%	2,730
2009	12.427622	16.662466	34.08%	2,875
2008	20.466250	12.427622	-39.28%	3,690
2007	21.192011	20.466250	-3.42%	4,076
2006	18.868546	21.192011	12.31%	3,572
2005	17.556599	18.868546	7.47%	3,323
2004	15.039396	17.556599	16.74%	6,609
2003*	10.000000	15.039396	50.39%	2,916
96

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.106030	11.503255	3.58%	0
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	1,077
2009*	10.000000	10.894646	8.95%	781
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.476435	13.391797	16.69%	0
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
2005	13.337274	13.747700	3.08%	0
2004	12.254650	13.337274	8.83%	0
2003*	10.000000	12.254650	22.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.321063	14.712779	19.41%	1,857
2011	15.143020	12.321063	-18.64%	1,857
2010	14.050935	15.143020	7.77%	1,857
2009	11.509787	14.050935	22.08%	1,857
2008	20.966032	11.509787	-45.10%	1,857
2007	19.754407	20.966032	6.13%	1,857
2006	15.789756	19.754407	25.11%	1,857
2005	14.366828	15.789756	9.90%	1,857
2004	12.623059	14.366828	13.81%	1,857
2003*	10.000000	12.623059	26.23%	1,150
97

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.530240	14.018979	11.88%	0
2011	15.571425	12.530240	-19.53%	0
2010	13.160003	15.571425	18.32%	0
2009	8.197435	13.160003	60.54%	0
2008	13.291398	8.197435	-38.33%	0
2007	12.861125	13.291398	3.35%	0
2006	12.452706	12.861125	3.28%	0
2005	12.027836	12.452706	3.53%	0
2004	11.691158	12.027836	2.88%	0
2003*	10.000000	11.691158	16.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.344069	14.555434	28.31%	1,223
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.100878	11.872305	6.95%	1,495
2011	10.751599	11.100878	3.25%	1,612
2010	10.272077	10.751599	4.67%	751
2009	9.587654	10.272077	7.14%	751
2008	10.931263	9.587654	-12.29%	11,474
2007	10.607728	10.931263	3.05%	15,711
2006	10.456755	10.607728	1.44%	9,620
2005	10.270946	10.456755	1.81%	7,169
2004	10.075530	10.270946	1.94%	917
2003*	10.000000	10.075530	0.76%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	253
2006	14.821686	16.087202	8.54%	253
2005	13.493469	14.821686	9.84%	253
2004	12.514501	13.493469	7.82%	253
2003*	10.000000	12.514501	25.15%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.686419	-3.14%	338
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.591019	-4.09%	55
98

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0
99

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
2007	17.371482	17.831215	2.65%	229
2006	15.167034	17.371482	14.53%	1,072
2005	14.810710	15.167034	2.41%	1,072
2004	13.601946	14.810710	8.89%	1,072
2003*	10.000000	13.601946	36.02%	1,072
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.364694	22.458355	15.98%	5,013
2011	21.645669	19.364694	-10.54%	6,166
2010	17.465534	21.645669	23.93%	5,468
2009	12.505596	17.465534	39.66%	5,008
2008	19.881577	12.505596	-37.10%	3,935
2007	20.004835	19.881577	-0.62%	0
2006	17.891791	20.004835	11.81%	0
2005	17.137935	17.891791	4.40%	0
2004	14.701271	17.137935	16.57%	0
2003*	10.000000	14.701271	47.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.099288	0.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.288066	13.969137	5.13%	42,840
2011	12.145743	13.288066	9.41%	42,339
2010	11.802059	12.145743	2.91%	46,645
2009	10.937930	11.802059	7.90%	35,774
2008	11.352913	10.937930	-3.66%	36,673
2007	10.592145	11.352913	7.18%	34,598
2006	10.649676	10.592145	-0.54%	36,727
2005	10.710117	10.649676	-0.56%	27,869
2004	10.339077	10.710117	3.59%	3,018
2003*	10.000000	10.339077	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
2007	17.261152	16.823427	-2.54%	492
2006	15.092690	17.261152	14.37%	551
2005	14.749211	15.092690	2.33%	701
2004	13.382710	14.749211	10.21%	782
2003*	10.000000	13.382710	33.83%	850
100
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Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.693871	22.016351	17.77%	3,836
2011	20.195437	18.693871	-7.44%	5,371
2010	16.310202	20.195437	23.82%	6,076
2009	13.236995	16.310202	23.22%	5,827
2008	19.972748	13.236995	-33.72%	6,363
2007	21.993626	19.972748	-9.19%	3,825
2006	19.184190	21.993626	14.64%	2,958
2005	19.064233	19.184190	0.63%	2,712
2004	16.644152	19.064233	14.54%	924
2003*	10.000000	16.644152	66.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.196320	20.525741	12.80%	6,605
2011	19.730922	18.196320	-7.78%	7,181
2010	16.125661	19.730922	22.36%	7,532
2009	12.252934	16.125661	31.61%	6,138
2008	20.303718	12.252934	-39.65%	11,155
2007	20.356045	20.303718	-0.26%	9,571
2006	18.605026	20.356045	9.41%	7,655
2005	16.965887	18.605026	9.66%	660
2004	14.589240	16.965887	16.29%	61
2003*	10.000000	14.589240	45.89%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.182567	14.692112	11.45%	41,928
2011	13.414038	13.182567	-1.73%	45,264
2010	12.101367	13.414038	10.85%	47,404
2009	9.844944	12.101367	22.92%	63,782
2008	17.223534	9.844944	-42.84%	77,611
2007	16.307763	17.223534	5.62%	64,864
2006	14.688209	16.307763	11.03%	30,447
2005	14.015661	14.688209	4.80%	1,322
2004	13.070163	14.015661	7.23%	0
2003*	10.000000	13.070163	30.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.372044	10.604401	13.15%	11,480
2011	9.019006	9.372044	3.91%	16,371
2010	7.096102	9.019006	27.10%	27,262
2009	5.553739	7.096102	27.77%	32,117
2008*	10.000000	5.553739	-44.46%	8,203
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	44,154
2011	10.307783	10.222898	-0.82%	42,017
2010	10.280127	10.307783	0.27%	47,338
2009	9.803617	10.280127	4.86%	48,736
2008*	10.000000	9.803617	-1.96%	3,509

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	68,041
2011	13.379897	11.471486	-14.26%	70,662
2010	12.851162	13.379897	4.11%	65,433
2009*	10.000000	12.851162	28.51%	81,931
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.766160	10.000830	2.40%	42,175
2011	9.946344	9.766160	-1.81%	39,201
2010	9.649687	9.946344	3.07%	49,000
2009	8.697519	9.649687	10.95%	53,821
2008	10.262231	8.697519	-15.25%	80,715
2007	10.006105	10.262231	2.56%	87,936
2006	9.808011	10.006105	2.02%	50,634
2005	9.875283	9.808011	-0.68%	24,928
2004	10.009117	9.875283	-1.34%	335
2003*	10.000000	10.009117	0.09%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.186666	12.982555	6.53%	815
2011	12.580968	12.186666	-3.13%	1,363
2010	10.743628	12.580968	17.10%	2,562
2009	8.939912	10.743628	20.18%	2,541
2008	15.087693	8.939912	-40.75%	2,042
2007	15.334216	15.087693	-1.61%	3,103
2006	14.880759	15.334216	3.05%	3,407
2005	14.771022	14.880759	0.74%	2,799
2004	13.486046	14.771022	9.53%	1,949
2003*	10.000000	13.486046	34.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.451181	15.700284	8.64%	2,119
2011	15.229701	14.451181	-5.11%	2,119
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
2008	16.600245	9.841068	-40.72%	0
2007	15.758503	16.600245	5.34%	76,061
2006	14.155819	15.758503	11.32%	35,025
2005	13.530734	14.155819	4.62%	0
2004	12.200696	13.530734	10.90%	0
2003*	10.000000	12.200696	22.01%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.365987	14.642563	18.41%	13,759
2011	13.803078	12.365987	-10.41%	17,163
2010	12.189109	13.803078	13.24%	17,799
2009	8.932814	12.189109	36.45%	24,712
2008	15.296455	8.932814	-41.60%	38,141
2007	14.733733	15.296455	3.82%	39,078
2006	12.818539	14.733733	14.94%	29,907
2005	11.480022	12.818539	11.66%	26,410
2004*	10.000000	11.480022	14.80%	12,726
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
2007	22.487327	23.351169	3.84%	0
2006	19.570190	22.487327	14.91%	0
2005	17.524692	19.570190	11.67%	0
2004	15.057803	17.524692	16.38%	0
2003*	10.000000	15.057803	50.58%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.136893	1.37%	2,447
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.771324	15.720688	14.16%	49,761
2011	14.110498	13.771324	-2.40%	51,084
2010	12.443640	14.110498	13.40%	52,857
2009	9.930610	12.443640	25.31%	65,409
2008	16.528218	9.930610	-39.92%	67,121
2007	16.211670	16.528218	1.95%	59,520
2006	14.428937	16.211670	12.36%	34,793
2005	13.937408	14.428937	3.53%	4,968
2004	13.043437	13.937408	6.85%	959
2003*	10.000000	13.043437	30.43%	89
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.117619	22.022269	15.19%	3,271
2011	20.003588	19.117619	-4.43%	5,028
2010	16.604042	20.003588	20.47%	4,735
2009	12.390383	16.604042	34.01%	5,035
2008	20.415374	12.390383	-39.31%	24,530
2007	21.150187	20.415374	-3.47%	13,175
2006	18.840893	21.150187	12.26%	6,379
2005	17.539795	18.840893	7.42%	881
2004	15.032668	17.539795	16.68%	453
2003*	10.000000	15.032668	50.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	7,590
2011	11.576880	12.288357	6.15%	7,638
2010	10.811888	11.576880	7.08%	6,730
2009*	10.000000	10.811888	8.12%	4,622
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	58,294
2011	11.215134	11.090916	-1.11%	59,796
2010	10.890926	11.215134	2.98%	51,894
2009*	10.000000	10.890926	8.91%	40,673
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.950190	10.666107	7.20%	3,699
2011*	10.000000	9.950190	-0.50%	13,478
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.425755	13.325831	16.63%	5,242
2011	12.238418	11.425755	-6.64%	5,615
2010	10.929344	12.238418	11.98%	5,615
2009	8.599969	10.929344	27.09%	5,615
2008	14.330172	8.599969	-39.99%	5,615
2007	15.580207	14.330172	-8.02%	6,379
2006	13.729004	15.580207	13.48%	6,379
2005	13.325915	13.729004	3.02%	5,858
2004	12.250469	13.325915	8.78%	858
2003*	10.000000	12.250469	22.50%	764
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
2007	19.717499	20.916125	6.08%	0
2006	15.768278	19.717499	25.05%	0
2005	14.354586	15.768278	9.85%	0
2004	12.618741	14.354586	13.76%	0
2003*	10.000000	12.618741	26.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.474923	13.949952	11.82%	0
2011	15.510599	12.474923	-19.57%	0
2010	13.115285	15.510599	18.26%	0
2009	8.173749	13.115285	60.46%	0
2008	13.259772	8.173749	-38.36%	0
2007	12.837112	13.259772	3.29%	0
2006	12.435784	12.837112	3.23%	474
2005	12.017602	12.435784	3.48%	474
2004	11.687170	12.017602	2.83%	474
2003*	10.000000	11.687170	16.87%	474
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	1,480
2011	10.487823	11.334453	8.07%	56
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.051863	11.813836	6.89%	8,466
2011	10.709575	11.051863	3.20%	16,425
2010	10.237153	10.709575	4.61%	18,372
2009	9.559941	10.237153	7.08%	18,942
2008	10.905234	9.559941	-12.34%	50,823
2007	10.587907	10.905234	3.00%	81,642
2006	10.442533	10.587907	1.39%	35,645
2005	10.262197	10.442533	1.76%	5,152
2004	10.072087	10.262197	1.89%	857
2003*	10.000000	10.072087	0.72%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
2007	16.054452	16.720479	4.15%	0
2006	14.799035	16.054452	8.48%	0
2005	13.479698	14.799035	9.79%	0
2004	12.508112	13.479698	7.77%	0
2003*	10.000000	12.508112	25.08%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.683111	-3.17%	1,389
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	223

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.737338	15.562679	5.60%	6,132
2011	15.778157	14.737338	-6.60%	8,678
2010	12.712743	15.778157	24.11%	6,891
2009	8.507010	12.712743	49.44%	104

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.924644	15.974091	14.72%	590
2011	13.415576	13.924644	3.79%	590
2010	12.154509	13.415576	10.38%	590
2009	10.321322	12.154509	17.76%	590
2008	17.786875	10.321322	-41.97%	590
2007	17.337183	17.786875	2.59%	590
2006	15.144788	17.337183	14.48%	590
2005	14.796522	15.144788	2.35%	590
2004	13.595858	14.796522	8.83%	590
2003*	10.000000	13.595858	35.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.277145	22.345359	15.92%	5,918
2011	21.558803	19.277145	-10.58%	6,749
2010	17.404316	21.558803	23.87%	10,479
2009	12.468133	17.404316	39.59%	10,527
2008	19.832168	12.468133	-37.13%	1,043
2007	19.965371	19.832168	-0.67%	360
2006	17.865579	19.965371	11.75%	360
2005	17.121537	17.865579	4.35%	360
2004	14.694707	17.121537	16.51%	360
2003*	10.000000	14.694707	46.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.095851	0.96%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.227132	13.897954	5.07%	11,104
2011	12.096200	13.227132	9.35%	16,001
2010	11.759923	12.096200	2.86%	12,744
2009	10.904447	11.759923	7.85%	18,081
2008	11.323944	10.904447	-3.70%	26,787
2007	10.570546	11.323944	7.13%	27,820
2006	10.633379	10.570546	-0.59%	25,210
2005	10.699178	10.633379	-0.61%	19,538
2004	10.333794	10.699178	3.54%	3,251
2003*	10.000000	10.333794	3.34%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	244
2008	16.781597	10.717595	-36.13%	244
2007	17.227078	16.781597	-2.59%	244
2006	15.070569	17.227078	14.31%	244
2005	14.735099	15.070569	2.28%	244
2004	13.376738	14.735099	10.15%	244
2003*	10.000000	13.376738	33.77%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.265997	15.086477	13.72%	144
2011	13.672148	13.265997	-2.97%	374
2010	11.743771	13.672148	16.42%	429
2009	9.246206	11.743771	27.01%	544
2008	12.517607	9.246206	-26.13%	3,156
2007	13.112239	12.517607	-4.53%	4,467
2006	11.145263	13.112239	17.65%	1,856
2005*	10.000000	11.145263	11.45%	912
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.155242	13.078684	7.60%	22,219
2011	12.891017	12.155242	-5.71%	30,479
2010	12.002530	12.891017	7.40%	24,571
2009*	10.000000	12.002530	20.03%	11,029
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.745389	22.361237	13.25%	4,812
2011	20.065456	19.745389	-1.60%	8,635
2010	16.296904	20.065456	23.12%	13,523
2009	13.321224	16.296904	22.34%	11,787
2008	19.706561	13.321224	-32.40%	6,236
2007	20.274828	19.706561	-2.80%	2,805
2006	18.109345	20.274828	11.96%	3,855
2005	17.257706	18.109345	4.93%	2,157
2004	14.169996	17.257706	19.27%	4,138
2003*	10.000000	14.469996	44.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.239301	16.088443	12.99%	1,591
2011	14.319483	14.239301	-0.56%	1,675
2010	12.776566	14.319483	12.08%	2,719
2009	10.359253	12.776566	23.33%	2,928
2008	16.891228	10.359253	-38.67%	2,947
2007	16.443643	16.891228	2.72%	3,557
2006	14.585941	16.443643	12.74%	3,863
2005	14.272677	14.585941	2.19%	3,657
2004	13.217847	14.272677	7.98%	3,406
2003*	10.000000	13.217847	32.18%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.407401	16.603702	7.76%	1,814
2011	14.479739	15.407401	6.41%	4,592
2010	12.862524	14.479739	12.57%	1,404
2009	10.754509	12.862524	19.60%	5,095
2008	15.639524	10.754509	-31.24%	5,106
2007	14.959996	15.639524	4.54%	10,411
2006	13.155529	14.959996	13.72%	13,686
2005	12.912068	13.155529	1.89%	1,049
2004	12.591796	12.912068	2.54%	0
2003*	10.000000	12.591796	25.92%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0
2006	15.373292	15.573272	1.30%	0
2005	14.883101	15.373292	3.29%	0
2004	13.697160	14.883101	8.66%	0
2003*	10.000000	13.697160	36.97%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.733773	13.708638	7.66%	0
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	253
2008	16.328535	11.237033	-31.18%	253
2007	15.221663	16.328535	7.27%	253
2006	13.434856	15.221663	13.30%	253
2005	13.500348	13.434856	-0.49%	253
2004	12.881115	13.500348	4.81%	253
2003*	10.000000	12.881115	28.81%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.972641	12.821216	7.09%	1,160
2011	11.996204	11.972641	-0.20%	1,286
2010	11.322034	11.996204	5.95%	1,742
2009	9.629755	11.322034	17.57%	1,877
2008	10.645376	9.629755	-9.54%	2,029
2007	10.348611	10.645376	2.87%	3,554
2006	10.176471	10.348611	1.69%	3,705
2005	10.297824	10.176471	-1.18%	9,058
2004	10.185940	10.297824	1.10%	8,832
2003*	10.000000	10.185940	1.86%	5,908
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.535594	12.594405	9.18%	5,250
2011	11.839105	11.535594	-2.56%	5,315
2010	10.750376	11.839105	10.13%	5,373
2009	8.863343	10.750376	21.29%	5,427
2008	12.104909	8.863343	-26.78%	0
2007	11.411221	12.104909	6.08%	0
2006	10.641737	11.411221	7.23%	0
2005*	10.000000	10.641737	6.42%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.511808	12.735999	10.63%	0
2011	11.912123	11.511808	-3.36%	6,081
2010	10.647943	11.912123	11.87%	6,111
2009	8.465223	10.647943	25.78%	3,459
2008	12.874364	8.465223	-34.25%	0
2007	11.966082	12.874364	7.59%	0
2006	10.946916	11.966082	9.31%	0
2005*	10.000000	10.946916	9.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.216070	12.640493	12.70%	7,259
2011	11.795751	11.216070	-4.91%	7,259
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
2007	12.325627	13.395425	8.68%	0
2006	11.154054	12.325627	10.50%	0
2005*	10.000000	11.154054	11.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.093369	15.467253	2.48%	18,199
2011	16.270402	15.093369	-7.23%	20,810
2010	13.954374	16.270402	16.60%	17,524
2009	9.663708	13.954374	44.40%	22,831
2008	21.661696	9.663708	-55.39%	37,722
2007	15.201743	21.661696	42.49%	39,427
2006	13.321401	15.201743	14.12%	20,638
2005*	10.000000	13.321401	33.21%	16,476
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.034687	16.074337	14.53%	5,972
2011	14.249134	14.034687	-1.50%	6,585
2010	12.671706	14.249134	12.45%	6,228
2009	9.970573	12.671706	27.09%	4,398
2008	17.818898	9.970573	-44.04%	6,614
2007	17.983758	17.818898	-0.92%	7,872
2006	15.323812	17.983758	17.36%	8,998
2005	14.833235	15.323812	3.31%	2,471
2004	13.628173	14.833235	8.84%	0
2003*	10.000000	13.628173	36.28%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.188613	15.882414	11.94%	9,083
2011	14.504432	14.188613	-2.18%	11,402
2010	11.967217	14.504432	21.20%	8,826
2009	9.557413	11.967217	25.21%	10,148
2008	18.537976	9.557413	-48.44%	24,195
2007	14.959285	18.537976	23.92%	30,769
2006	14.344339	14.959285	4.29%	14,620
2005	13.894056	14.344339	3.24%	13,176
2004	13.769405	13.894056	0.91%	7,252
2003*	10.000000	13.769405	37.69%	4,069
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.712726	13.135777	3.33%	11,787
2011	12.137372	12.712726	4.74%	15,135
2010	11.533473	12.137372	5.24%	16,923
2009	10.207763	11.533473	12.99%	28,180
2008	10.806111	10.207763	-5.54%	26,770
2007	10.611436	10.806111	1.83%	31,801
2006	10.413201	10.611436	1.90%	16,823
2005	10.443492	10.413201	-0.29%	13,597
2004	10.243758	10.443492	1.95%	10,651
2003*	10.000000	10.243758	2.44%	7,391
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.102308	24.775344	12.09%	7,168
2011	25.336905	22.102308	-12.77%	7,938
2010	20.139013	25.336905	25.81%	15,016
2009	14.727075	20.139013	36.75%	16,273
2008	24.922137	14.727075	-40.91%	20,551
2007	22.085204	24.922137	12.85%	20,233
2006	20.078761	22.085204	9.99%	22,898
2005	17.386188	20.078761	15.49%	19,505
2004	14.253575	17.386188	21.98%	11,313
2003*	10.000000	14.253575	42.54%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0
2006	18.955829	21.846147	15.25%	0
2005	16.307938	18.955829	16.24%	2,707
2004	14.707983	16.307938	10.88%	2,848
2003*	10.000000	14.707983	47.08%	5,034

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.176551	11.993567	17.85%	11,253
2011	12.589114	10.176551	-19.16%	5,710
2010	11.402947	12.589114	10.40%	5,760
2009	9.234195	11.402947	23.49%	9,031
2008	16.836394	9.234195	-45.15%	14,245
2007	14.700399	16.836394	14.53%	16,946
2006	12.751104	14.700399	15.29%	23,072
2005	10.973711	12.751104	16.20%	23,407
2004*	10.000000	10.973711	9.74%	9,901
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.445015	21.688856	24.33%	676
2011	19.599000	17.445015	-10.99%	722
2010	15.853676	19.599000	23.62%	730
2009	10.309761	15.853676	53.77%	748
2008	21.630269	10.309761	-52.34%	1,059
2007	20.967279	21.630269	3.16%	1,113
2006	18.469952	20.967279	13.52%	3,523
2005	18.427397	18.469952	0.23%	2,606
2004	16.542802	18.427397	11.39%	2,638
2003*	10.000000	16.542802	65.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.321632	12.479263	10.22%	5,883
2011	11.300407	11.321632	0.19%	4,428
2010	10.249637	11.300407	10.25%	3,591
2009	7.724985	10.249637	32.68%	4,942
2008	11.223320	7.724985	-31.17%	1,239
2007	11.055909	11.223320	1.51%	1,699
2006*	10.000000	11.055909	10.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.760427	17.265403	9.55%	2,419
2011	15.194446	15.760427	3.72%	2,884
2010	12.870931	15.194446	18.05%	3,170
2009	11.209544	12.870931	14.82%	3,957
2008	15.714970	11.209544	-28.67%	5,473
2007	16.505853	15.714970	-4.79%	6,067
2006	14.401495	16.505853	14.61%	6,290
2005	14.229461	14.401495	1.21%	9,793
2004	13.101116	14.229461	8.61%	5,500
2003*	10.000000	13.101116	31.01%	3,020

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.747243	22.874618	15.84%	6,664
2011	20.968819	19.747243	-5.83%	11,981
2010	16.712457	20.968819	25.47%	17,255
2009	13.224120	16.712457	26.38%	21,779
2008	20.177183	13.224120	-34.46%	14,407
2007	21.125864	20.177183	-4.49%	13,082
2006	18.454862	21.125864	14.47%	10,222
2005	17.339029	18.454862	6.44%	3,088
2004	14.319472	17.339029	21.09%	2,609
2003*	10.000000	14.319472	43.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.690646	9.807182	12.85%	8,014
2011	9.020303	8.690646	-3.65%	3,662
2010	8.361041	9.020303	7.88%	4,157
2009	6.560161	8.361041	27.45%	4,606
2008*	10.000000	6.560161	-34.40%	637
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.761921	16.344132	10.72%	12,307
2011	17.929300	14.761921	-17.67%	14,333
2010	15.592077	17.929300	14.99%	15,855
2009	9.230195	15.592077	68.92%	24,230
2008	19.932177	9.230195	-53.69%	45,404
2007	15.829675	19.932177	25.92%	56,403
2006	12.621376	15.829675	25.42%	35,407
2005*	10.000000	12.621376	26.21%	15,982
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.667873	19.282292	15.69%	385
2011	19.060655	16.667873	-12.55%	385
2010	17.968563	19.060655	6.08%	385
2009	13.399730	17.968563	34.10%	385
2008	22.969250	13.399730	-41.66%	385
2007	20.333594	22.969250	12.96%	385
2006	17.109780	20.333594	18.84%	385
2005	15.870724	17.109780	7.81%	385
2004	13.683872	15.870724	15.98%	385
2003*	10.000000	13.683872	36.84%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	12.035979	13.932166	15.75%	2,353
2011	13.770639	12.035979	-12.60%	2,970
2010	12.981636	13.770639	6.08%	2,328
2009	9.669894	12.981636	34.25%	2,626
2008	16.579664	9.669894	-41.68%	20,043
2007	14.678609	16.579664	12.95%	15,152
2006	12.349740	14.678609	18.86%	8,902
2005	11.459180	12.349740	7.77%	5,354
2004*	10.000000	11.459180	14.59%	2,241
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.315394	17.242310	12.58%	3,458
2011	15.782097	15.315394	-2.96%	3,544
2010	14.101026	15.782097	11.92%	5,564
2009	12.141911	14.101026	16.14%	5,454
2008	11.683525	12.141911	3.92%	9,318
2007	10.755033	11.683525	8.63%	10,218
2006	9.739759	10.755033	10.42%	2,198
2005*	10.000000	9.739759	-2.60%	864
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.164177	1.64%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.913723	9.945767	11.58%	0
2011	10.299093	8.913723	-13.45%	0
2010*	10.000000	10.299093	2.99%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.930588	13.114994	19.98%	745
2011	11.272959	10.930588	-3.04%	3,702
2010*	10.000000	11.272959	12.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.589447	-4.11%	1,158
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.683468	-3.17%	9,190
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.387526	13.278794	16.61%	12,592
2011	12.540990	11.387526	-9.20%	10,721
2010	11.793245	12.540990	6.34%	5,370
2009*	10.000000	11.793245	17.93%	717

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.753052	7.53%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.010170	0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
2007	13.828220	14.921164	7.90%	0
2006	12.798270	13.828220	8.05%	0
2005	12.148022	12.798270	5.35%	0
2004	11.464168	12.148022	5.97%	0
2003*	10.000000	11.464168	14.64%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.613905	20.134433	21.19%	5,177
2011	18.244750	16.613905	-8.94%	4,251
2010	17.510807	18.244750	4.19%	4,159
2009	12.255874	17.510807	42.88%	5,186
2008	22.492026	12.255874	-45.51%	2,287
2007	16.824912	22.492026	33.68%	961
2006	15.757146	16.824912	6.78%	0
2005	14.305940	15.757146	10.14%	0
2004	12.393318	14.305940	15.43%	0
2003*	10.000000	12.393318	23.93%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.902057	-0.98%	5,309
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.592595	28.341566	10.74%	4,488
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
2007	30.802441	38.580923	25.25%	0
2006	21.467056	30.802441	43.49%	0
2005	16.626520	21.467056	29.11%	0
2004	14.316465	16.626520	16.14%	0
2003*	10.000000	14.316465	43.16%	2,305

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.084020	16.079570	14.17%	669
2011	14.339761	14.084020	-1.78%	1,140
2010	13.066790	14.339761	9.74%	1,474
2009	9.600491	13.066790	36.11%	2,394
2008	15.569415	9.600491	-38.34%	3,004
2007	14.333162	15.569415	8.63%	3,235
2006	13.650173	14.333162	5.00%	3,352
2005	13.383547	13.650173	1.99%	4,267
2004	12.549972	13.383547	6.64%	1,277
2003*	10.000000	12.549972	25.50%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.169223	1.69%	914
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.833392	17.952750	13.39%	4,898
2011	16.256404	15.833392	-2.60%	9,157
2010	14.937872	16.256404	8.83%	12,292
2009	12.467076	14.937872	19.82%	19,701
2008	18.944360	12.467076	-34.19%	11,919
2007	17.996291	18.944360	5.27%	10,826
2006	15.261111	17.996291	17.92%	3,833
2005	14.648152	15.261111	4.18%	2,241
2004	13.037116	14.648152	12.36%	2,241
2003*	10.000000	13.037116	30.37%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.273024	11.653050	13.43%	943
2011	10.688282	10.273024	-3.89%	1,750
2010*	10.000000	10.688282	6.88%	1,189
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.027991	10.050758	11.33%	0
2011*	10.000000	9.027991	-9.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.468372	15.081830	11.98%	3,494
2011	13.697071	13.468372	-1.67%	4,158
2010	12.370863	13.697071	10.72%	4,689
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.707105	10.990690	13.22%	129,791
2011	9.828613	9.707105	-1.24%	135,374
2010	8.966848	9.828613	9.61%	155,720
2009	7.425270	8.966848	20.76%	93,846
2008	10.806270	7.425270	-31.29%	21,987
2007	10.405944	10.806270	3.85%	23,946
2006*	10.000000	10.405944	4.06%	24,088

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.868716	11.162660	2.70%	10,485
2011	10.505524	10.868716	3.46%	9,081
2010	10.129525	10.505524	3.71%	11,742
2009	9.230548	10.129525	9.74%	6,166
2008	10.466687	9.230548	-11.81%	7,734
2007	10.388122	10.466687	0.76%	6,937
2006*	10.000000	10.388122	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.615008	11.485739	19.46%	10,310
2011	10.834550	9.615008	-11.26%	10,202
2010	9.948218	10.834550	8.91%	11,917
2009	7.179740	9.948218	38.56%	15,984
2008	11.957998	7.179740	-39.96%	16,446
2007	10.686985	11.957998	11.89%	22,821
2006*	10.000000	10.686985	6.87%	16,872
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.942733	10.272722	14.87%	14,174
2011	9.588362	8.942733	-6.73%	15,526
2010	8.290539	9.588362	15.65%	16,919
2009	6.105029	8.290539	35.80%	19,397
2008	11.184549	6.105029	-45.42%	27,283
2007	10.216091	11.184549	9.48%	26,930
2006*	10.000000	10.216091	2.16%	2,946
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.849255	8.990572	14.54%	17,938
2011	8.204802	7.849255	-4.33%	19,073
2010	7.555705	8.204802	8.59%	23,624
2009	5.908398	7.555705	27.88%	14,257
2008	9.749596	5.908398	-39.40%	8,506
2007*	10.000000	9.749596	-2.50%	6,099
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.831907	17.745673	12.09%	278
2011	15.583969	15.831907	1.59%	400
2010	14.074796	15.583969	10.72%	494
2009	9.851999	14.074796	42.86%	549
2008	13.982184	9.851999	-29.54%	762
2007	13.856713	13.982184	0.91%	1,251
2006	12.802753	13.856713	8.23%	1,416
2005	12.779081	12.802753	0.19%	4,579
2004	11.862127	12.779081	7.73%	5,911
2003*	10.000000	11.862127	18.62%	4,390

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.839101	14.410129	12.24%	8,330
2011	12.639318	12.839101	1.58%	6,566
2010	11.414715	12.639318	10.73%	11,925
2009	7.985550	11.414715	42.94%	9,336
2008	11.350392	7.985550	-29.65%	3,736
2007	11.244887	11.350392	0.94%	4,471
2006	10.390020	11.244887	8.23%	2,395
2005*	10.000000	10.390020	3.90%	2,497
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.135318	16.343914	15.62%	7,346
2011	14.823207	14.135318	-4.64%	10,513
2010	13.121885	14.823207	12.97%	15,207
2009	10.454779	13.121885	25.51%	22,451
2008	17.019524	10.454779	-38.57%	16,105
2007	17.861184	17.019524	-4.71%	23,980
2006	15.794855	17.861184	13.08%	18,979
2005	15.527344	15.794855	1.72%	12,176
2004	13.552853	15.527344	14.57%	4,113
2003*	10.000000	13.552853	35.53%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.421099	8.483640	14.32%	7,060
2011	8.584485	7.421099	-13.55%	13,456
2010	7.603174	8.584485	12.91%	20,598
2009	5.079792	7.603174	49.67%	24,889
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.948768	9.752647	8.98%	6,456
2011	9.453736	8.948768	-5.34%	10,216
2010	7.818986	9.453736	20.91%	10,816
2009	6.087288	7.818986	28.45%	24,181
2008*	10.000000	6.087288	-39.13%	28,891
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.628146	10.462682	8.67%	6,563
2011	9.973398	9.628146	-3.46%	6,563
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.033388	10.044574	11.19%	217,203
2011	9.561116	9.033388	-5.52%	218,922
2010	8.693971	9.561116	9.97%	239,501
2009	7.155840	8.693971	21.49%	115,994
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.342256	10.878184	5.18%	61,430
2011	10.421908	10.342256	-0.76%	57,801
2010	9.972650	10.421908	4.50%	32,468
2009	9.017623	9.972650	10.59%	5,658
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.335399	10.264140	9.95%	108,399
2011	9.767952	9.335399	-4.43%	114,769
2010	8.963277	9.767952	8.98%	134,686
2009	7.511606	8.963277	19.33%	61,367
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.704464	9.759166	12.12%	2,834
2011	9.331274	8.704464	-6.72%	3,232
2010	8.415919	9.331274	10.88%	3,682
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.893273	10.652325	7.67%	6,132
2011	10.137580	9.893273	-2.41%	22,036
2010	9.501879	10.137580	6.69%	22,036
2009	8.251709	9.501879	15.15%	32,914
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.288265	11.871478	5.17%	2,290
2011	10.858224	11.288265	3.96%	3,725
2010	10.392365	10.858224	4.48%	4,238
2009	9.780422	10.392365	6.26%	7,468
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.240525	12.829222	4.81%	3,337
2011	11.795397	12.240525	3.77%	3,178
2010	11.149811	11.795397	5.79%	9,627
2009	9.786216	11.149811	13.93%	17,965
2008*	10.000000	9.786216	-2.14%	2,423

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
2007	33.791817	48.003108	42.06%	0
2006	25.332516	33.791817	33.39%	0
2005	19.562478	25.332516	29.50%	0
2004	16.599720	19.562478	17.85%	0
2003*	10.000000	16.599720	66.00%	1,010
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.285347	18.630058	14.40%	15,806
2011	21.499990	16.285347	-24.25%	13,057
2010	18.959530	21.499990	13.40%	14,363
2009	11.880662	18.959530	59.58%	22,272
2008	28.817018	11.880662	-58.77%	38,704
2007	20.249698	28.817018	42.31%	48,047
2006	15.153663	20.249698	33.63%	31,908
2005	11.688190	15.153663	29.65%	15,468
2004*	10.000000	11.688190	16.88%	5,815
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.346802	12.449973	0.84%	12,757
2011	11.763830	12.346802	4.96%	14,228
2010	11.473635	11.763830	2.53%	15,638
2009	11.418724	11.473635	0.48%	20,293
2008	10.833282	11.418724	5.40%	24,981
2007	10.332904	10.833282	4.84%	20,857
2006	10.217896	10.332904	1.13%	9,161
2005	10.111774	10.217896	1.05%	0
2004	10.007485	10.111774	1.04%	0
2003*	10.000000	10.007485	0.07%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.696046	7.549373	12.74%	6,427
2011	7.603263	6.696046	-11.93%	6,695
2010	6.876080	7.603263	10.58%	8,712
2009	5.428443	6.876080	26.67%	14,702
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.262970	8.400722	15.67%	3,849
2011	8.516680	7.262970	-14.72%	1,949
2010	8.104100	8.516680	5.09%	1,972
2009	6.439806	8.104100	25.84%	4,640
2008	11.565008	6.439806	-44.32%	15,012
2007	10.805966	11.565008	7.02%	24,006
2006*	10.000000	10.805966	8.06%	22,369

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.477474	17.552359	13.41%	8,996
2011	16.464175	15.477474	-5.99%	11,841
2010	14.678362	16.464175	12.17%	5,141
2009	11.792638	14.678362	24.47%	1,902
2008	19.083119	11.792638	-38.20%	3,906
2007	18.407926	19.083119	3.67%	3,906
2006	16.096090	18.407926	14.36%	3,906
2005	15.239947	16.096090	5.62%	4,192
2004	13.658870	15.239947	11.58%	3,564
2003*	10.000000	13.658870	36.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.170096	13.025523	7.03%	5,306
2011	12.327843	12.170096	-1.28%	5,306
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.782689	14.039375	9.83%	46,337
2011	13.186361	12.782689	-3.06%	43,857
2010	12.028785	13.186361	9.62%	39,215
2009*	10.000000	12.028785	20.29%	30,154
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.136632	12.489681	2.91%	37,919
2011	12.049500	12.136632	0.72%	40,593
2010	11.628939	12.049500	3.62%	37,620
2009	10.894700	11.628939	6.74%	27,964
2008	11.847685	10.894700	-8.04%	19,321
2007	11.491072	11.847685	3.10%	23,833
2006	11.061038	11.491072	3.89%	31,969
2005	10.941575	11.061038	1.09%	32,138
2004	10.684865	10.941575	2.40%	60,317
2003*	10.000000	10.684865	6.85%	15,502
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.074710	15.260369	8.42%	62,822
2011	14.389123	14.074710	-2.19%	69,755
2010	13.258157	14.389123	8.53%	84,879
2009	11.373158	13.258157	16.57%	81,386
2008	15.133667	11.373158	-24.85%	65,671
2007	14.639493	15.133667	3.38%	87,294
2006	13.434960	14.639493	8.97%	93,200
2005	13.032810	13.434960	3.09%	76,363
2004	12.159586	13.032810	7.18%	67,618
2003*	10.000000	12.159586	21.60%	22,578

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.017217	16.715505	11.31%	57,023
2011	15.679972	15.017217	-4.23%	53,598
2010	14.201595	15.679972	10.41%	58,252
2009	11.667610	14.201595	21.72%	51,568
2008	17.380205	11.667610	-32.87%	36,621
2007	16.734925	17.380205	3.86%	72,118
2006	14.930572	16.734925	12.08%	64,541
2005	14.249883	14.930572	4.78%	54,364
2004	12.991820	14.249883	9.68%	38,288
2003*	10.000000	12.991820	29.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.268954	14.026830	5.71%	8,558
2011	13.285812	13.268954	-0.13%	12,058
2010	12.512027	13.285812	6.18%	36,374
2009	11.161635	12.512027	12.10%	61,963
2008	13.426978	11.161635	-16.87%	48,405
2007	12.963992	13.426978	3.57%	66,313
2006	12.218869	12.963992	6.10%	64,047
2005	11.950488	12.218869	2.25%	66,722
2004	11.397119	11.950488	4.86%	17,144
2003*	10.000000	11.397119	13.97%	3,460
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.019223	15.085423	15.87%	15,064
2011	13.645142	13.019223	-4.59%	18,071
2010	12.850326	13.645142	6.19%	26,005
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.619205	22.550669	14.94%	3,516
2011	20.572894	19.619205	-4.64%	10,135
2010	16.659428	20.572894	23.49%	11,940
2009	12.449566	16.659428	33.82%	14,322
2008	20.025742	12.449566	-37.83%	8,800
2007	19.029607	20.025742	5.23%	6,457
2006	17.696534	19.029607	7.53%	4,894
2005	16.132305	17.696534	9.70%	5,079
2004	14.245585	16.132305	13.24%	1,794
2003*	10.000000	14.245585	42.46%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.589344	9.382613	-2.16%	68,226
2011	9.799448	9.589344	-2.14%	63,920
2010	10.014756	9.799448	-2.15%	55,367
2009	10.230509	10.014756	-2.11%	50,936
2008	10.244899	10.230509	-0.14%	82,084
2007	9.992347	10.244899	2.53%	57,084
2006	9.768744	9.992347	2.29%	3,427
2005	9.723367	9.768744	0.47%	2,647
2004	9.857035	9.723367	-1.36%	1,711
2003*	10.000000	9.857035	-1.43%	235
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.085829	14.372269	9.83%	5,205
2011	12.669703	13.085829	3.28%	5,542
2010	11.708373	12.669703	8.21%	4,973
2009	9.620128	11.708373	21.71%	4,158
2008	11.886963	9.620128	-19.07%	3,174
2007	11.612491	11.886963	2.36%	3,812
2006	11.319271	11.612491	2.59%	3,601
2005	11.320492	11.319271	-0.01%	7,009
2004	10.859641	11.320492	4.24%	7,186
2003*	10.000000	10.859641	8.60%	6,613
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.916925	8.948602	13.03%	8,545
2011	8.952102	7.916925	-11.56%	13,876
2010	8.038841	8.952102	11.36%	13,600
2009	6.035998	8.038841	33.18%	25,305
2008*	10.000000	6.035998	-39.64%	25,624
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
2007	21.079128	21.181995	0.49%	0
2006	17.598462	21.079128	19.78%	0
2005	16.087846	17.598462	9.39%	0
2004	13.701048	16.087846	17.42%	0
2003*	10.000000	13.701048	37.01%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.460037	9.680539	14.43%	5,317
2011	10.341747	8.460037	-18.20%	5,136
2010	9.984650	10.341747	3.58%	4,992
2009	7.880097	9.984650	26.71%	6,793
2008	15.040018	7.880097	-47.61%	21,068
2007	14.968461	15.040018	0.48%	23,424
2006	12.496392	14.968461	19.78%	16,659
2005	11.422247	12.496392	9.40%	5,186
2004*	10.000000	11.422247	14.22%	1,291
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.480971	9.637576	13.64%	19,467
2011	8.956444	8.480971	-5.31%	22,365
2010	7.934473	8.956444	12.88%	23,302
2009	6.268781	7.934473	26.57%	15,768
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.908241	9.099031	15.06%	6,529
2011	8.606015	7.908241	-8.11%	10,267
2010	7.800703	8.606015	10.32%	15,000
2009	6.256962	7.800703	24.67%	28,031
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.865053	9.944282	12.17%	22,559
2011	9.481495	8.865053	-6.50%	21,394
2010	7.661708	9.481495	23.75%	25,495
2009	6.179627	7.661708	23.98%	36,440
2008*	10.000000	6.179627	-38.20%	8,811
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.513974	10.830592	13.84%	10,996
2011	9.953671	9.513974	-4.42%	19,224
2010	8.502885	9.953671	17.06%	26,923
2009	6.660337	8.502885	27.66%	35,988
2008*	10.000000	6.660337	-33.40%	18,592
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.330323	14.750783	10.66%	2,917
2011	13.740977	13.330323	-2.99%	8,060
2010	11.224708	13.740977	22.42%	3,027
2009	9.019312	11.224708	24.45%	2,867
2008	17.241595	9.019312	-47.69%	4,162
2007	16.093557	17.241595	7.13%	4,612
2006	15.969547	16.093557	0.78%	3,846
2005	15.147588	15.969547	5.43%	9,240
2004	13.679047	15.147588	10.74%	3,597
2003*	10.000000	13.679047	36.79%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.609309	21.905542	17.71%	3,086
2011	20.114343	18.609309	-7.48%	4,790
2010	16.253001	20.114343	23.76%	7,043
2009	13.197321	16.253001	23.15%	5,390
2008	19.923089	13.197321	-33.76%	6,310
2007	21.950219	19.923089	-9.24%	3,554
2006	19.156088	21.950219	14.59%	4,502
2005	19.046007	19.156088	0.58%	9,526
2004	16.636732	19.046007	14.48%	4,104
2003*	10.000000	16.636732	66.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.114007	20.422430	12.74%	3,462
2011	19.651678	18.114007	-7.82%	6,833
2010	16.069084	19.651678	22.29%	4,817
2009	12.216178	16.069084	31.54%	4,738
2008	20.253200	12.216178	-39.68%	10,807
2007	20.315831	20.253200	-0.31%	10,304
2006	18.577749	20.315831	9.36%	8,802
2005	16.949645	18.577749	9.61%	7,461
2004	14.582719	16.949645	16.23%	8,267
2003*	10.000000	14.582719	45.83%	1,708
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.122958	14.618193	11.39%	3,256
2011	13.360187	13.122958	-1.78%	5,895
2010	12.058938	13.360187	10.79%	6,255
2009	9.815428	12.058938	22.86%	14,176
2008	17.180693	9.815428	-42.87%	19,205
2007	16.275551	17.180693	5.56%	18,090
2006	14.666668	16.275551	10.97%	10,254
2005	14.002235	14.666668	4.75%	0
2004	13.064320	14.002235	7.18%	0
2003*	10.000000	13.064320	30.64%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.354492	10.579126	13.09%	10,651
2011	9.006700	9.354492	3.86%	18,227
2010	7.090025	9.006700	27.03%	19,250
2009	5.551826	7.090025	27.71%	14,978
2008*	10.000000	5.551826	-44.48%	336
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.203793	10.335646	1.29%	1,996
2011	10.293761	10.203793	-0.87%	8,716
2010	10.271377	10.293761	0.22%	13,192
2009	9.800278	10.271377	4.81%	12,645
2008*	10.000000	9.800278	-2.00%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.455869	13.402022	16.99%	7,964
2011	13.368509	11.455869	-14.31%	14,527
2010	12.846780	13.368509	4.06%	10,823
2009*	10.000000	12.846780	28.47%	19,399
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.721973	9.950491	2.35%	20,391
2011	9.906396	9.721973	-1.86%	20,855
2010	9.615846	9.906396	3.02%	22,069
2009	8.671443	9.615846	10.89%	12,989
2008	10.236686	8.671443	-15.29%	20,439
2007	9.986333	10.236686	2.51%	20,850
2006	9.793625	9.986333	1.97%	11,201
2005	9.865822	9.793625	-0.73%	3,622
2004	10.004642	9.865822	-1.39%	0
2003*	10.000000	10.004642	0.05%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.131532	12.917203	6.48%	1,247
2011	12.530438	12.131532	-3.18%	5,159
2010	10.705927	12.530438	17.04%	2,532
2009	8.913097	10.705927	20.11%	4,299
2008	15.050165	8.913097	-40.78%	7,666
2007	15.303930	15.050165	-1.66%	3,680
2006	14.858935	15.303930	2.99%	3,631
2005	14.756874	14.858935	0.69%	3,732
2004	13.480020	14.756874	9.47%	1,558
2003*	10.000000	13.480020	34.80%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.387365	15.622947	8.59%	299
2011	15.170175	14.387365	-5.16%	299
2010	12.619090	15.170175	20.22%	3,370
2009	9.812617	12.619090	28.60%	432
2008	16.560730	9.812617	-40.75%	3,386
2007	15.729072	16.560730	5.29%	25,139
2006	14.136584	15.729072	11.27%	12,198
2005	13.519222	14.136584	4.57%	2,624
2004	12.196540	13.519222	10.84%	211
2003*	10.000000	12.196540	21.97%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.317701	14.577931	18.35%	3,438
2011	13.756194	12.317701	-10.46%	6,032
2010	12.153910	13.756194	13.18%	4,804
2009	8.911568	12.153910	36.38%	8,924
2008	15.267879	8.911568	-41.63%	17,484
2007	14.713762	15.267879	3.77%	24,959
2006	12.807689	14.713762	14.88%	28,822
2005	11.476139	12.807689	11.60%	17,944
2004*	10.000000	11.476139	14.76%	7,385
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
2006	19.541505	22.442928	14.85%	0
2005	17.507912	19.541505	11.62%	0
2004	15.051058	17.507912	16.32%	0
2003*	10.000000	15.051058	50.51%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.135959	1.36%	552
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.709058	15.641602	14.10%	6,188
2011	14.053857	13.709058	-2.45%	9,475
2010	12.400019	14.053857	13.34%	10,186
2009	9.900851	12.400019	25.24%	17,954
2008	16.487121	9.900851	-39.95%	21,950
2007	16.179663	16.487121	1.90%	21,552
2006	14.407783	16.179663	12.30%	15,157
2005	13.924063	14.407783	3.47%	10,561
2004	13.037602	13.924063	6.80%	9,045
2003*	10.000000	13.037602	30.38%	6,519
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.031177	21.911475	15.13%	4,222
2011	19.923293	19.031177	-4.48%	5,802
2010	16.545827	19.923293	20.41%	11,674
2009	12.353254	16.545827	33.94%	12,634
2008	20.364636	12.353254	-39.34%	11,349
2007	21.108468	20.364636	-3.52%	12,089
2006	18.813314	21.108468	12.20%	10,673
2005	17.523041	18.813314	7.36%	2,337
2004	15.025969	17.523041	16.62%	4,702
2003*	10.000000	15.025969	50.26%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.271629	12.635348	2.96%	1,105
2011	11.567017	12.271629	6.09%	1,145
2010	10.808196	11.567017	7.02%	854
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.075823	11.460232	3.47%	9,403
2011	11.205585	11.075823	-1.16%	10,002
2010	10.887208	11.205585	2.92%	7,035
2009*	10.000000	10.887208	8.87%	9,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.946827	10.657042	7.14%	2,821
2011*	10.000000	9.946827	-0.53%	3,694
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.375297	13.260201	16.57%	0
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
2005	13.314578	13.710342	2.97%	3,181
2004	12.246297	13.314578	8.72%	3,347
2003*	10.000000	12.246297	22.46%	3,306
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
2006	15.746846	19.680679	24.98%	0
2005	14.342384	15.746846	9.79%	0
2004	12.614446	14.342384	13.70%	0
2003*	10.000000	12.614446	26.14%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.419773	13.881175	11.77%	0
2011	15.449926	12.419773	-19.61%	0
2010	13.070650	15.449926	18.20%	0
2009	8.150088	13.070650	60.37%	0
2008	13.228163	8.150088	-38.39%	0
2007	12.813104	13.228163	3.24%	0
2006	12.418857	12.813104	3.17%	0
2005	12.007364	12.418857	3.43%	0
2004	11.683193	12.007364	2.77%	0
2003*	10.000000	11.683193	16.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.324843	14.515903	28.18%	4,093
2011	10.484270	11.324843	8.02%	5,643
2010*	10.000000	10.484270	4.84%	1,084
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	11.003070	11.755656	6.84%	1,145
2011	10.667727	11.003070	3.14%	2,106
2010	10.202356	10.667727	4.56%	2,566
2009	9.532302	10.202356	7.03%	2,938
2008	10.879266	9.532302	-12.38%	13,476
2007	10.568123	10.879266	2.94%	28,901
2006	10.428329	10.568123	1.34%	18,086
2005	10.253466	10.428329	1.71%	10,225
2004	10.068654	10.253466	1.84%	7,874
2003*	10.000000	10.068654	0.69%	7,496
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	710
2006	14.776404	16.021737	8.43%	867
2005	13.465936	14.776404	9.73%	867
2004	12.501729	13.465936	7.71%	867
2003*	10.000000	12.501729	25.02%	867
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.679796	-3.20%	5,132
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.584479	-4.16%	1,435

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.683773	15.498174	5.55%	1,384
2011	15.728823	14.683773	-6.64%	1,160
2010	12.679469	15.728823	24.05%	3,915
2009	8.489079	12.679469	49.36%	610

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
2007	17.302913	17.742577	2.54%	0
2006	15.122568	17.302913	14.42%	0
2005	14.782348	15.122568	2.30%	0
2004	13.589780	14.782348	8.78%	0
2003*	10.000000	13.589780	35.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
2008	19.782804	12.430721	-37.16%	0
2007	19.925923	19.782804	-0.72%	0
2006	17.839372	19.925923	11.70%	0
2005	17.105145	17.839372	4.29%	0
2004	14.688140	17.105145	16.46%	0
2003*	10.000000	14.688140	46.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.092402	0.92%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0
2008	11.295044	10.871059	-3.75%	0
2007	10.548990	11.295044	7.07%	0
2006	10.617105	10.548990	-0.64%	0
2005	10.688249	10.617105	-0.67%	0
2004	10.328516	10.688249	3.48%	0
2003*	10.000000	10.328516	3.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
2007	17.193049	16.739842	-2.64%	0
2006	15.048456	17.193049	14.25%	0
2005	14.720985	15.048456	2.22%	0
2004	13.370750	14.720985	10.10%	0
2003*	10.000000	13.370750	33.71%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
2008	12.500560	9.228892	-26.17%	0
2007	13.101121	12.500560	-4.58%	0
2006	11.141491	13.101121	17.59%	0
2005*	10.000000	11.141491	11.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.656053	22.248661	13.19%	0
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0
2008	19.657546	13.281286	-32.44%	0
2007	20.234801	19.657546	-2.85%	0
2006	18.082798	20.234801	11.90%	0
2005	17.241182	18.082798	4.88%	0
2004	14.463524	17.241182	19.20%	0
2003*	10.000000	14.463524	44.64%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
2008	16.849197	10.328190	-38.70%	0
2007	16.411152	16.849197	2.67%	0
2006	14.564544	16.411152	12.68%	0
2005	14.259003	14.564544	2.14%	0
2004	13.211949	14.259003	7.93%	0
2003*	10.000000	13.211949	32.12%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0
2007	14.930425	15.600591	4.49%	0
2006	13.136216	14.930425	13.66%	0
2005	12.899690	13.136216	1.83%	0
2004	12.586152	12.899690	2.49%	0
2003*	10.000000	12.586152	25.86%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
2007	15.542493	13.484183	-13.24%	0
2006	15.350735	15.542493	1.25%	0
2005	14.868836	15.350735	3.24%	0
2004	13.691033	14.868836	8.60%	0
2003*	10.000000	13.691033	36.91%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.676157	13.639611	7.60%	0
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
2007	15.191610	16.287932	7.22%	0
2006	13.415167	15.191610	13.24%	0
2005	13.487425	13.415167	-0.54%	0
2004	12.875363	13.487425	4.75%	0
2003*	10.000000	12.875363	28.75%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
2008	10.618872	9.600863	-9.59%	0
2007	10.328144	10.618872	2.81%	0
2006	10.161522	10.328144	1.64%	0
2005	10.287941	10.161522	-1.23%	0
2004	10.181373	10.287941	1.05%	0
2003*	10.000000	10.181373	1.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
2008	12.088438	8.846750	-26.82%	0
2007	11.401552	12.088438	6.02%	0
2006	10.638142	11.401552	7.18%	0
2005*	10.000000	10.638142	6.38%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.472664	12.686185	10.58%	0
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
2008	12.856848	8.449381	-34.28%	0
2007	11.955939	12.856848	7.54%	0
2006	10.943211	11.955939	9.25%	0
2005*	10.000000	10.943211	9.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
2007	12.315172	13.377180	8.62%	0
2006	11.150275	12.315172	10.45%	0
2005*	10.000000	11.150275	11.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
2008	21.632225	9.645606	-55.41%	0
2007	15.188855	21.632225	42.42%	0
2006	13.316891	15.188855	14.06%	0
2005*	10.000000	13.316891	33.17%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
2008	17.774541	9.940652	-44.07%	0
2007	17.948222	17.774541	-0.97%	0
2006	15.301338	17.948222	17.30%	0
2005	14.819023	15.301338	3.25%	0
2004	13.622069	14.819023	8.79%	0
2003*	10.000000	13.622069	36.22%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
2007	14.929730	18.491861	23.86%	0
2006	14.323296	14.929730	4.23%	0
2005	13.880736	14.323296	3.19%	0
2004	13.763249	13.880736	0.85%	0
2003*	10.000000	13.763249	37.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.655223	13.069669	3.27%	0
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
2008	10.779227	10.177160	-5.59%	0
2007	10.590479	10.779227	1.78%	0
2006	10.397935	10.590479	1.85%	0
2005	10.433491	10.397935	-0.34%	0
2004	10.239169	10.433491	1.90%	0
2003*	10.000000	10.239169	2.39%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.002291	24.650595	12.04%	0
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
2008	24.860134	14.682911	-40.94%	0
2007	22.041575	24.860134	12.79%	0
2006	20.049309	22.041575	9.94%	0
2005	17.369523	20.049309	15.43%	0
2004	14.247191	17.369523	21.92%	0
2003*	10.000000	14.247191	42.47%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
2007	21.803009	24.956671	14.46%	0
2006	18.928040	21.803009	15.19%	0
2005	16.292325	18.928040	16.18%	0
2004	14.701409	16.292325	10.82%	0
2003*	10.000000	14.701409	47.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.136764	11.940558	17.79%	0
2011	12.546297	10.136764	-19.21%	0
2010	11.369970	12.546297	10.35%	0
2009	9.212193	11.369970	23.42%	0
2008	16.804895	9.212193	-45.18%	0
2007	14.680445	16.804895	14.47%	0
2006	12.740304	14.680445	15.23%	0
2005	10.970005	12.740304	16.14%	0
2004*	10.000000	10.970005	9.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
2007	20.925880	21.576474	3.11%	0
2006	18.442873	20.925880	13.46%	0
2005	18.409756	18.442873	0.18%	0
2004	16.535416	18.409756	11.34%	0
2003*	10.000000	16.535416	65.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.689108	17.178468	9.49%	0
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
2008	15.675886	11.175941	-28.71%	0
2007	16.473253	15.675886	-4.84%	0
2006	14.380383	16.473253	14.55%	0
2005	14.215839	14.380383	1.16%	0
2004	13.095257	14.215839	8.56%	0
2003*	10.000000	13.095257	30.95%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.657896	22.759468	15.78%	0
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0
2008	20.127009	13.184473	-34.49%	0
2007	21.084166	20.127009	-4.54%	0
2006	18.427835	21.084166	14.41%	0
2005	17.322439	18.427835	6.38%	0
2004	14.313081	17.322439	21.03%	0
2003*	10.000000	14.313081	43.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.711750	16.280249	10.66%	0
2011	17.877473	14.711750	-17.71%	0
2010	15.554941	17.877473	14.93%	0
2009	9.212922	15.554941	68.84%	0
2008	19.905068	9.212922	-53.72%	0
2007	15.816268	19.905068	25.85%	0
2006	12.617120	15.816268	25.36%	0
2005*	10.000000	12.617120	26.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
2007	20.293444	22.912118	12.90%	0
2006	17.084693	20.293444	18.78%	0
2005	15.855521	17.084693	7.75%	0
2004	13.677756	15.855521	15.92%	0
2003*	10.000000	13.677756	36.78%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.988951	13.870621	15.70%	0
2011	13.723835	11.988951	-12.64%	0
2010	12.944119	13.723835	6.02%	0
2009	9.646873	12.944119	34.18%	0
2008	16.548671	9.646873	-41.71%	0
2007	14.658705	16.548671	12.89%	0
2006	12.339275	14.658705	18.80%	0
2005	11.455300	12.339275	7.72%	0
2004*	10.000000	11.455300	14.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.263302	17.174872	12.52%	0
2011	15.736437	15.263302	-3.01%	0
2010	14.067416	15.736437	11.86%	0
2009	12.119161	14.067416	16.08%	0
2008	11.667598	12.119161	3.87%	0
2007	10.745897	11.667598	8.58%	0
2006	9.736453	10.745897	10.37%	0
2005*	10.000000	9.736453	-2.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.160719	1.61%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.908419	9.934761	11.52%	0
2011	10.298226	8.908419	-13.50%	0
2010*	10.000000	10.298226	2.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.680111	-3.20%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.749390	7.49%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.006763	0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
2007	13.800918	14.884072	7.85%	0
2006	12.779504	13.800918	7.99%	0
2005	12.136389	12.779504	5.30%	0
2004	11.459039	12.136389	5.91%	0
2003*	10.000000	11.459039	14.59%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
2008	22.436096	12.219126	-45.54%	0
2007	16.791689	22.436096	33.61%	0
2006	15.734038	16.791689	6.72%	0
2005	14.292242	15.734038	10.09%	0
2004	12.387775	14.292242	15.37%	0
2003*	10.000000	12.387775	23.88%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.898641	-1.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
2007	30.741631	38.484986	25.19%	0
2006	21.435594	30.741631	43.41%	0
2005	16.610606	21.435594	29.05%	0
2004	14.310066	16.610606	16.08%	0
2003*	10.000000	14.310066	43.10%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	14.020274	15.998582	14.11%	0
2011	14.282139	14.020274	-1.83%	0
2010	13.020922	14.282139	9.69%	0
2009	9.571679	13.020922	36.04%	0
2008	15.530665	9.571679	-38.37%	0
2007	14.304834	15.530665	8.57%	0
2006	13.630148	14.304834	4.95%	0
2005	13.370721	13.630148	1.94%	0
2004	12.544352	13.370721	6.59%	0
2003*	10.000000	12.544352	25.44%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.761758	17.862377	13.33%	0
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0
2008	18.897248	12.429695	-34.22%	0
2007	17.960754	18.897248	5.21%	0
2006	15.238732	17.960754	17.86%	0
2005	14.634123	15.238732	4.13%	0
2004	13.031295	14.634123	12.30%	0
2003*	10.000000	13.031295	30.31%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.024919	10.042183	11.27%	0
2011*	10.000000	9.024919	-9.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.450060	15.053604	11.92%	0
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	0
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	0
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	0
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	0
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0
2007	13.829343	13.947395	0.85%	0
2006	12.783973	13.829343	8.18%	0
2005	12.766844	12.783973	0.13%	0
2004	11.856822	12.766844	7.68%	0
2003*	10.000000	11.856822	18.57%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	0
2011	12.602795	12.795478	1.53%	0
2010	11.387549	12.602795	10.67%	0
2009	7.970615	11.387549	42.87%	0
2008	11.334958	7.970615	-29.68%	0
2007	11.235365	11.334958	0.89%	0
2006	10.386510	11.235365	8.17%	0
2005*	10.000000	10.386510	3.87%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.071359	16.261624	15.57%	0
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
2008	16.977195	10.423428	-38.60%	0
2007	17.825916	16.977195	-4.76%	0
2006	15.771695	17.825916	13.02%	0
2005	15.512473	15.771695	1.67%	0
2004	13.546787	15.512473	14.51%	0
2003*	10.000000	13.546787	35.47%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.931994	9.729364	8.93%	0
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	0
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	0
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	0
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	0
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
2007	33.725100	47.883735	41.98%	0
2006	25.295383	33.725100	33.33%	0
2005	19.543748	25.295383	29.43%	0
2004	16.592292	19.543748	17.79%	0
2003*	10.000000	16.592292	65.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.221747	18.547779	14.34%	0
2011	21.426956	16.221747	-24.29%	0
2010	18.904761	21.426956	13.34%	0
2009	11.852392	18.904761	59.50%	0
2008	28.763191	11.852392	-58.79%	0
2007	20.222258	28.763191	42.24%	0
2006	15.140838	20.222258	33.56%	0
2005	11.684242	15.140838	29.58%	0
2004*	10.000000	11.684242	16.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.290923	12.387283	0.78%	0
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
2008	10.806310	11.384473	5.35%	0
2007	10.312477	10.806310	4.79%	0
2006	10.202901	10.312477	1.07%	0
2005	10.102083	10.202901	1.00%	0
2004	10.003007	10.102083	0.99%	0
2003*	10.000000	10.003007	0.03%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0
2006*	10.000000	10.802306	8.02%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.407437	17.463989	13.35%	0
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
2008	19.035645	11.757277	-38.24%	0
2007	18.371568	19.035645	3.61%	0
2006	16.072489	18.371568	14.30%	0
2005	15.225350	16.072489	5.56%	0
2004	13.652762	15.225350	11.52%	0
2003*	10.000000	13.652762	36.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	0
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.081680	12.426751	2.86%	0
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
2008	11.818178	10.862009	-8.09%	0
2007	11.468347	11.818178	3.05%	0
2006	11.044797	11.468347	3.83%	0
2005	10.931075	11.044797	1.04%	0
2004	10.680075	10.931075	2.35%	0
2003*	10.000000	10.680075	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.011054	15.183567	8.37%	0
2011	14.331351	14.011054	-2.23%	0
2010	13.211670	14.331351	8.47%	0
2009	11.339064	13.211670	16.51%	0
2008	15.096021	11.339064	-24.89%	0
2007	14.610575	15.096021	3.32%	0
2006	13.415265	14.610575	8.91%	0
2005	13.020330	13.415265	3.03%	0
2004	12.154146	13.020330	7.13%	0
2003*	10.000000	12.154146	21.54%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.949262	16.631340	11.25%	0
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
2008	17.336966	11.632622	-32.90%	0
2007	16.701878	17.336966	3.80%	861
2006	14.908678	16.701878	12.03%	38,216
2005	14.236242	14.908678	4.72%	43,138
2004	12.986017	14.236242	9.63%	52,188
2003*	10.000000	12.986017	29.86%	53,875
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.208920	13.956215	5.66%	5,716
2011	13.232452	13.208920	-0.18%	5,716
2010	12.468141	13.232452	6.13%	5,716
2009	11.128173	12.468141	12.04%	5,716
2008	13.393572	11.128173	-16.91%	5,716
2007	12.938375	13.393572	3.52%	5,716
2006	12.200939	12.938375	6.04%	5,716
2005	11.939034	12.200939	2.19%	5,716
2004	11.392020	11.939034	4.80%	5,716
2003*	10.000000	11.392020	13.92%	1,425
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.001498	15.057173	15.81%	0
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0
2008	19.975938	12.412237	-37.86%	0
2007	18.992036	19.975938	5.18%	0
2006	17.670599	18.992036	7.48%	0
2005	16.116870	17.670599	9.64%	0
2004	14.239224	16.116870	13.19%	0
2003*	10.000000	14.239224	42.39%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0
2008	10.219198	10.199628	-0.19%	0
2007	9.972402	10.219198	2.47%	0
2006	9.754214	9.972402	2.24%	0
2005	9.713854	9.754214	0.42%	0
2004	9.852427	9.713854	-1.41%	0
2003*	10.000000	9.852427	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.026591	14.299888	9.77%	0
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0
2008	11.857361	9.591260	-19.11%	0
2007	11.589519	11.857361	2.31%	0
2006	11.302647	11.589519	2.54%	0
2005	11.309640	11.302647	-0.06%	0
2004	10.854785	11.309640	4.19%	0
2003*	10.000000	10.854785	8.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.902091	8.927250	12.97%	0
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
2007	21.039744	21.131545	0.44%	0
2006	17.574518	21.039744	19.72%	0
2005	16.074152	17.574518	9.33%	0
2004	13.696378	16.074152	17.36%	0
2003*	10.000000	13.696378	36.96%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.426951	9.637744	14.37%	0
2011	10.306562	8.426951	-18.24%	0
2010	9.955758	10.306562	3.52%	0
2009	7.861323	9.955758	26.64%	0
2008	15.011899	7.861323	-47.63%	0
2007	14.948158	15.011899	0.43%	0
2006	12.485805	14.948158	19.72%	0
2005	11.418380	12.485805	9.35%	0
2004*	10.000000	11.418380	14.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.465103	9.614618	13.58%	0
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.848477	9.920609	12.12%	0
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	0
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0
2007	16.061803	17.198738	7.08%	0
2006	15.946162	16.061803	0.73%	0
2005	15.133108	15.946162	5.37%	0
2004	13.672946	15.133108	10.68%	0
2003*	10.000000	13.672946	36.73%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
2007	21.906881	19.873522	-9.28%	0
2006	19.128017	21.906881	14.53%	0
2005	19.027779	19.128017	0.53%	0
2004	16.629294	19.027779	14.42%	0
2003*	10.000000	16.629294	66.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	0
2007	20.275718	20.202825	-0.36%	0
2006	18.550515	20.275718	9.30%	0
2005	16.933419	18.550515	9.55%	0
2004	14.576196	16.933419	16.17%	0
2003*	10.000000	14.576196	45.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.063558	14.544570	11.34%	0
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
2008	17.137937	9.785982	-42.90%	0
2007	16.243400	17.137937	5.51%	0
2006	14.645159	16.243400	10.91%	0
2005	13.988830	14.645159	4.69%	0
2004	13.058479	13.988830	7.12%	0
2003*	10.000000	13.058479	30.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	0
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.677955	9.900358	2.30%	0
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0
2008	10.211189	8.645410	-15.33%	0
2007	9.966578	10.211189	2.45%	0
2006	9.779236	9.966578	1.92%	0
2005	9.856350	9.779236	-0.78%	0
2004	10.000161	9.856350	-1.44%	0
2003*	10.000000	10.000161	0.00%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.076634	12.852159	6.42%	0
2011	12.480109	12.076634	-3.23%	0
2010	10.668371	12.480109	16.98%	0
2009	8.886377	10.668371	20.05%	0
2008	15.012718	8.886377	-40.81%	0
2007	15.273712	15.012718	-1.71%	0
2006	14.837159	15.273712	2.94%	0
2005	14.742745	14.837159	0.64%	0
2004	13.473997	14.742745	9.42%	0
2003*	10.000000	13.473997	34.74%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
2008	16.521247	9.784205	-40.78%	0
2007	15.699644	16.521247	5.23%	0
2006	14.117328	15.699644	11.21%	0
2005	13.507699	14.117328	4.51%	0
2004	12.192378	13.507699	10.79%	0
2003*	10.000000	12.192378	21.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.269560	14.513513	18.29%	0
2011	13.709433	12.269560	-10.50%	0
2010	12.118786	13.709433	13.13%	0
2009	8.890350	12.118786	36.31%	0
2008	15.239339	8.890350	-41.66%	0
2007	14.693804	15.239339	3.71%	0
2006	12.796845	14.693804	14.82%	0
2005	11.472268	12.796845	11.55%	0
2004*	10.000000	11.472268	14.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
2007	22.398614	23.235151	3.73%	0
2006	19.512863	22.398614	14.79%	0
2005	17.491164	19.512863	11.56%	0
2004	15.044342	17.491164	16.26%	0
2003*	10.000000	15.044342	50.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.647025	15.562853	14.04%	0
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
2008	16.446107	9.871159	-39.98%	0
2007	16.147721	16.446107	1.85%	0
2006	14.386668	16.147721	12.24%	0
2005	13.910733	14.386668	3.42%	0
2004	13.031782	13.910733	6.74%	0
2003*	10.000000	13.031782	30.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.945064	21.801155	15.08%	0
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
2008	20.313975	12.316200	-39.37%	0
2007	21.066785	20.313975	-3.57%	0
2006	18.785740	21.066785	12.14%	0
2005	17.506257	18.785740	7.31%	0
2004	15.019254	17.506257	16.56%	0
2003*	10.000000	15.019254	50.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	0
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.325023	13.194837	16.51%	0
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
2006	13.691687	15.522027	13.37%	0
2005	13.303242	13.691687	2.92%	0
2004	12.242120	13.303242	8.67%	0
2003*	10.000000	12.242120	22.42%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
2007	19.643879	20.816623	5.97%	0
2006	15.725403	19.643879	24.92%	0
2005	14.330153	15.725403	9.74%	0
2004	12.610138	14.330153	13.64%	0
2003*	10.000000	12.610138	26.10%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.364896	13.812752	11.71%	0
2011	15.389504	12.364896	-19.65%	0
2010	13.026183	15.389504	18.14%	0
2009	8.126514	13.026183	60.29%	0
2008	13.196661	8.126514	-38.42%	0
2007	12.789150	13.196661	3.19%	0
2006	12.401960	12.789150	3.12%	0
2005	11.997140	12.401960	3.37%	0
2004	11.679205	11.997140	2.72%	0
2003*	10.000000	11.679205	16.79%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
2007	10.548345	10.853331	2.89%	0
2006	10.414131	10.548345	1.29%	0
2005	10.244725	10.414131	1.65%	0
2004	10.065212	10.244725	1.78%	0
2003*	10.000000	10.065212	0.65%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
2007	15.989055	16.635261	4.04%	0
2006	14.753788	15.989055	8.37%	0
2005	13.452188	14.753788	9.68%	0
2004	12.495350	13.452188	7.66%	0
2003*	10.000000	12.495350	24.95%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.676483	-3.24%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
2008	17.698426	10.259472	-42.03%	203
2007	17.268719	17.698426	2.49%	203
2006	15.100376	17.268719	14.36%	216
2005	14.768184	15.100376	2.25%	216
2004	13.583697	14.768184	8.72%	216
2003*	10.000000	13.583697	35.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.102982	22.120795	15.80%	0
2011	21.385861	19.102982	-10.67%	0
2010	17.282343	21.385861	23.74%	0
2009	12.393425	17.282343	39.45%	0
2008	19.733575	12.393425	-37.20%	0
2007	19.886557	19.733575	-0.77%	0
2006	17.813215	19.886557	11.64%	0
2005	17.088763	17.813215	4.24%	0
2004	14.681572	17.088763	16.40%	0
2003*	10.000000	14.681572	46.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.088976	0.89%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.106022	13.756602	4.96%	7,083
2011	11.997664	13.106022	9.24%	8,099
2010	11.676054	11.997664	2.75%	8,895
2009	10.837755	11.676054	7.73%	9,705
2008	11.266200	10.837755	-3.80%	4,141
2007	10.527461	11.266200	7.02%	4,450
2006	10.600839	10.527461	-0.69%	4,659
2005	10.677319	10.600839	-0.72%	4,884
2004	10.323232	10.677319	3.43%	2,246
2003*	10.000000	10.323232	3.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
2007	17.159051	16.698145	-2.69%	610
2006	15.026376	17.159051	14.19%	610
2005	14.706867	15.026376	2.17%	610
2004	13.364767	14.706867	10.04%	610
2003*	10.000000	13.364767	33.65%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.175924	14.968686	13.61%	0
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	397
2008	12.483546	9.211612	-26.21%	1,041
2007	13.090018	12.483546	-4.63%	1,041
2006	11.137716	13.090018	17.53%	397
2005*	10.000000	11.137716	11.38%	397
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.567037	22.136555	13.13%	0
2011	19.904520	19.567037	-1.70%	0
2010	16.182730	19.904520	23.00%	0
2009	13.241435	16.182730	22.21%	0
2008	19.608616	13.241435	-32.47%	0
2007	20.194818	19.608616	-2.90%	0
2006	18.056269	20.194818	11.84%	0
2005	17.224664	18.056269	4.83%	0
2004	14.457054	17.224664	19.14%	0
2003*	10.000000	14.457054	44.57%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.110692	15.926800	12.87%	222
2011	14.204638	14.110692	-0.66%	222
2010	12.687047	14.204638	11.96%	222
2009	10.297195	12.687047	23.21%	5,213
2008	16.807245	10.297195	-38.73%	13,373
2007	16.378714	16.807245	2.62%	14,965
2006	14.543176	16.378714	12.62%	16,201
2005	14.245346	14.543176	2.09%	16,302
2004	13.206031	14.245346	7.87%	15,682
2003*	10.000000	13.206031	32.06%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.268266	16.436907	7.65%	0
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	3,039
2009	10.690091	12.772412	19.48%	7,132
2008	15.561767	10.690091	-31.31%	8,344
2007	14.900926	15.561767	4.43%	9,680
2006	13.116943	14.900926	13.60%	9,208
2005	12.887330	13.116943	1.78%	9,214
2004	12.580524	12.887330	2.44%	2,016
2003*	10.000000	12.580524	25.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0
2006	15.328203	15.511765	1.20%	0
2005	14.854584	15.328203	3.19%	0
2004	13.684904	14.854584	8.55%	0
2003*	10.000000	13.684904	36.85%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.618748	13.570884	7.55%	0
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
2007	15.161558	16.247344	7.16%	0
2006	13.395459	15.161558	13.18%	0
2005	13.474483	13.395459	-0.59%	0
2004	12.869591	13.474483	4.70%	0
2003*	10.000000	12.869591	28.70%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.864524	12.692419	6.98%	360
2011	11.900010	11.864524	-0.30%	360
2010	11.242732	11.900010	5.85%	1,237
2009	9.572078	11.242732	17.45%	2,196
2008	10.592451	9.572078	-9.63%	6,434
2007	10.307744	10.592451	2.76%	8,381
2006	10.146617	10.307744	1.59%	8,307
2005	10.278083	10.146617	-1.28%	8,190
2004	10.176817	10.278083	1.00%	4,389
2003*	10.000000	10.176817	1.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.457282	12.496093	9.07%	0
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
2008	12.071974	8.830182	-26.85%	0
2007	11.391876	12.071974	5.97%	0
2006	10.634532	11.391876	7.12%	0
2005*	10.000000	10.634532	6.35%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	493
2008	12.839348	8.433561	-34.31%	493
2007	11.945798	12.839348	7.48%	493
2006	10.939506	11.945798	9.20%	493
2005*	10.000000	10.939506	9.40%	493
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	44,247
2008	13.358960	8.073400	-39.57%	44,247
2007	12.304728	13.358960	8.57%	44,247
2006	11.146499	12.304728	10.39%	44,247
2005*	10.000000	11.146499	11.46%	50,834
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
2005*	10.000000	13.312384	33.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.907849	15.912756	14.42%	1,710
2011	14.134775	13.907849	-1.61%	1,779
2010	12.582852	14.134775	12.33%	5,395
2009	9.910802	12.582852	26.96%	7,062
2008	17.730262	9.910802	-44.10%	19,394
2007	17.912718	17.730262	-1.02%	20,855
2006	15.278856	17.912718	17.24%	21,002
2005	14.804807	15.278856	3.20%	21,294
2004	13.615971	14.804807	8.73%	18,607
2003*	10.000000	13.615971	36.16%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.060446	15.722839	11.82%	768
2011	14.388086	14.060446	-2.28%	768
2010	11.883344	14.388086	21.08%	1,171
2009	9.500149	11.883344	25.09%	2,970
2008	18.445836	9.500149	-48.50%	8,631
2007	14.900231	18.445836	23.80%	14,654
2006	14.302283	14.900231	4.18%	13,083
2005	13.867441	14.302283	3.14%	13,436
2004	13.757097	13.867441	0.80%	14,403
2003*	10.000000	13.757097	37.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.597898	13.003797	3.22%	0
2011	12.039999	12.597898	4.63%	0
2010	11.452646	12.039999	5.13%	2,510
2009	10.146594	11.452646	12.87%	4,467
2008	10.752353	10.146594	-5.63%	6,544
2007	10.569510	10.752353	1.73%	11,695
2006	10.382638	10.569510	1.80%	7,928
2005	10.423463	10.382638	-0.39%	5,944
2004	10.234577	10.423463	1.85%	2,989
2003*	10.000000	10.234577	2.35%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.902676	24.526407	11.98%	2,435
2011	25.133719	21.902676	-12.86%	2,728
2010	19.997935	25.133719	25.68%	6,323
2009	14.638868	19.997935	36.61%	11,374
2008	24.798281	14.638868	-40.97%	24,945
2007	21.998042	24.798281	12.73%	31,929
2006	20.019919	21.998042	9.88%	32,182
2005	17.352899	20.019919	15.37%	33,279
2004	14.240827	17.352899	21.85%	24,637
2003*	10.000000	14.240827	42.41%	71
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
2007	21.759941	24.894580	14.41%	0
2006	18.900290	21.759941	15.13%	0
2005	16.276733	18.900290	16.12%	0
2004	14.694842	16.276733	10.76%	0
2003*	10.000000	14.694842	46.95%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.097119	11.887767	17.73%	0
2011	12.503621	10.097119	-19.25%	0
2010	11.337081	12.503621	10.29%	0
2009	9.190244	11.337081	23.36%	0
2008	16.773464	9.190244	-45.21%	0
2007	14.660525	16.773464	14.41%	0
2006	12.729500	14.660525	15.17%	0
2005	10.966288	12.729500	16.08%	0
2004*	10.000000	10.966288	9.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.287432	21.470929	24.20%	2,049
2011	19.441794	17.287432	-11.08%	2,049
2010	15.742579	19.441794	23.50%	3,582
2009	10.247984	15.742579	53.62%	5,561
2008	21.522738	10.247984	-52.39%	7,695
2007	20.884511	21.522738	3.06%	8,631
2006	18.415809	20.884511	13.41%	10,095
2005	18.392126	18.415809	0.13%	11,040
2004	16.528025	18.392126	11.28%	6,249
2003*	10.000000	16.528025	65.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.256241	12.394472	10.11%	0
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	827
2009	7.703927	10.211260	32.55%	974
2008	11.204194	7.703927	-31.24%	2,807
2007	11.048415	11.204194	1.41%	9,013
2006*	10.000000	11.048415	10.48%	974
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.618081	17.091933	9.44%	1,621
2011	15.072574	15.618081	3.62%	2,162
2010	12.780751	15.072574	17.93%	5,783
2009	11.142412	12.780751	14.70%	8,682
2008	15.636875	11.142412	-28.74%	20,389
2007	16.440717	15.636875	-4.89%	22,912
2006	14.359300	16.440717	14.50%	31,578
2005	14.202226	14.359300	1.11%	33,297
2004	13.089401	14.202226	8.50%	21,230
2003*	10.000000	13.089401	30.89%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.568913	22.644824	15.72%	0
2011	20.800674	19.568913	-5.92%	0
2010	16.595382	20.800674	25.34%	0
2009	13.144924	16.595382	26.25%	156
2008	20.076917	13.144924	-34.53%	0
2007	21.042514	20.076917	-4.59%	0
2006	18.400805	21.042514	14.36%	0
2005	17.305842	18.400805	6.33%	0
2004	14.306677	17.305842	20.96%	0
2003*	10.000000	14.306677	43.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.661677	16.216507	10.60%	0
2011	17.825738	14.661677	-17.75%	0
2010	15.517849	17.825738	14.87%	0
2009	9.195648	15.517849	68.75%	0
2008	19.877955	9.195648	-53.74%	0
2007	15.802849	19.877955	25.79%	0
2006	12.612849	15.802849	25.29%	0
2005*	10.000000	12.612849	26.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
2006	17.059617	20.253335	18.72%	0
2005	15.840330	17.059617	7.70%	0
2004	13.671628	15.840330	15.86%	0
2003*	10.000000	13.671628	36.72%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.942079	13.809315	15.64%	0
2011	13.677167	11.942079	-12.69%	0
2010	12.906696	13.677167	5.97%	0
2009	9.623909	12.906696	34.11%	0
2008	16.517742	9.623909	-41.74%	1,130
2007	14.638823	16.517742	12.84%	862
2006	12.328820	14.638823	18.74%	923
2005	11.451436	12.328820	7.66%	634
2004*	10.000000	11.451436	14.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.211382	17.107677	12.47%	0
2011	15.690918	15.211382	-3.06%	0
2010	14.033895	15.690918	11.81%	0
2009	12.096468	14.033895	16.02%	0
2008	11.651706	12.096468	3.82%	0
2007	10.736780	11.651706	8.52%	0
2006	9.733150	10.736780	10.31%	0
2005*	10.000000	9.733150	-2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.157251	1.57%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.903121	9.923764	11.46%	0
2011	10.297363	8.903121	-13.54%	0
2010*	10.000000	10.297363	2.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.582796	-4.17%	1,004
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.676761	-3.23%	1,649
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	6,328

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.745732	7.46%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.003346	0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
2007	13.773618	14.846990	7.79%	0
2006	12.760732	13.773618	7.94%	0
2005	12.124747	12.760732	5.25%	0
2004	11.453904	12.124747	5.86%	0
2003*	10.000000	11.453904	14.54%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.463786	19.932075	21.07%	0
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
2008	22.380155	12.182412	-45.57%	0
2007	16.758438	22.380155	33.55%	2,214
2006	15.710899	16.758438	6.67%	210
2005	14.278499	15.710899	10.03%	210
2004	12.382203	14.278499	15.31%	210
2003*	10.000000	12.382203	23.82%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.895201	-1.05%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
2006	21.404153	30.680913	43.34%	0
2005	16.594691	21.404153	28.98%	0
2004	14.303663	16.594691	16.02%	0
2003*	10.000000	14.303663	43.04%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.956785	15.917981	14.05%	0
2011	14.224723	13.956785	-1.88%	0
2010	12.975203	14.224723	9.63%	0
2009	9.542948	12.975203	35.97%	620
2008	15.491985	9.542948	-38.40%	5,521
2007	14.276544	15.491985	8.51%	6,026
2006	13.610137	14.276544	4.90%	7,099
2005	13.357900	13.610137	1.89%	7,227
2004	12.538735	13.357900	6.53%	7,188
2003*	10.000000	12.538735	25.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.690399	17.772394	13.27%	185
2011	16.126041	15.690399	-2.70%	644
2010	14.833232	16.126041	8.72%	3,309
2009	12.392403	14.833232	19.70%	4,744
2008	18.850203	12.392403	-34.26%	5,868
2007	17.925254	18.850203	5.16%	12,226
2006	15.216368	17.925254	17.80%	10,741
2005	14.620099	15.216368	4.08%	11,198
2004	13.025451	14.620099	12.24%	5,644
2003*	10.000000	13.025451	30.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.255587	11.621349	13.32%	0
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.021864	10.033645	11.21%	0
2011*	10.000000	9.021864	-9.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.431733	15.025393	11.86%	387
2011	13.673759	13.431733	-1.77%	387
2010	12.362426	13.673759	10.61%	387
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.651009	10.915987	13.11%	0
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	3,970
2008	10.787854	7.405025	-31.36%	3,970
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.805947	11.086812	2.60%	0
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.559441	11.407665	19.33%	0
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.891032	10.202870	14.75%	0
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	838
2009	6.088358	8.259444	35.66%	987
2008	11.165468	6.088358	-45.47%	1,845
2007	10.209164	11.165468	9.37%	1,868
2006*	10.000000	10.209164	2.09%	1,846
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.811893	8.938617	14.42%	0
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
2006	12.765207	13.802009	8.12%	0
2005	12.754602	12.765207	0.08%	0
2004	11.851518	12.754602	7.62%	0
2003*	10.000000	11.851518	18.52%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.751983	14.297699	12.12%	0
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	0
2009	7.955693	11.360424	42.80%	0
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005*	10.000000	10.382986	3.83%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.007587	16.179644	15.51%	0
2011	14.704272	14.007587	-4.74%	223
2010	13.029918	14.704272	12.85%	1,520
2009	10.392120	13.029918	25.38%	4,467
2008	16.934889	10.392120	-38.63%	11,985
2007	17.790645	16.934889	-4.81%	14,423
2006	15.748527	17.790645	12.97%	14,123
2005	15.497598	15.748527	1.62%	13,932
2004	13.540723	15.497598	14.45%	7,588
2003*	10.000000	13.540723	35.41%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.393317	8.443224	14.20%	0
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.915278	9.706187	8.87%	0
2011	9.427969	8.915278	-5.44%	0
2010	7.805641	9.427969	20.78%	0
2009	6.083121	7.805641	28.32%	694
2008*	10.000000	6.083121	-39.17%	2,375
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.592119	10.412844	8.56%	0
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.999579	9.996743	11.08%	0
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.303603	10.826431	5.07%	0
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.300488	10.215280	9.84%	0
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.671897	9.712704	12.00%	0
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	7,783
2009	6.790204	8.401560	23.73%	7,783
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.856291	10.601632	7.56%	0
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.246092	11.815009	5.06%	0
2011	10.828681	11.246092	3.85%	0
2010	10.374687	10.828681	4.38%	0
2009	9.773762	10.374687	6.15%	155
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.194752	12.768152	4.70%	0
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0
2006	25.258281	33.658481	33.26%	0
2005	19.525024	25.258281	29.36%	0
2004	16.584878	19.525024	17.73%	0
2003*	10.000000	16.584878	65.85%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.158295	18.465771	14.28%	0
2011	21.354063	16.158295	-24.33%	0
2010	18.850081	21.354063	13.28%	0
2009	11.824161	18.850081	59.42%	0
2008	28.709434	11.824161	-58.81%	0
2007	20.194833	28.709434	42.16%	0
2006	15.128016	20.194833	33.49%	0
2005	11.680295	15.128016	29.52%	0
2004*	10.000000	11.680295	16.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.235311	12.324915	0.73%	0
2011	11.669486	12.235311	4.85%	0
2010	11.393262	11.669486	2.42%	0
2009	11.350338	11.393262	0.38%	490
2008	10.779417	11.350338	5.30%	10,840
2007	10.292093	10.779417	4.73%	3,682
2006	10.187930	10.292093	1.02%	5,065
2005	10.092398	10.187930	0.95%	4,117
2004	9.998525	10.092398	0.94%	0
2003*	10.000000	9.998525	-0.01%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.670992	7.513425	12.63%	0
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.220989	8.343599	15.55%	0
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.337663	17.375986	13.29%	198,535
2011	16.332125	15.337663	-6.09%	253,704
2010	14.575520	16.332125	12.05%	424,053
2009	11.721990	14.575520	24.34%	808,351
2008	18.988244	11.721990	-38.27%	1,462,338
2007	18.335248	18.988244	3.56%	1,730,891
2006	16.048897	18.335248	14.25%	1,807,846
2005	15.210756	16.048897	5.51%	1,907,909
2004	13.646654	15.210756	11.46%	1,361,060
2003*	10.000000	13.646654	36.47%	5,230
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.136974	12.976755	6.92%	0
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.747900	13.986825	9.72%	0
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.026976	12.364144	2.80%	8,844
2011	11.952821	12.026976	0.62%	8,892
2010	11.547439	11.952821	3.51%	8,941
2009	10.829416	11.547439	6.63%	24,148
2008	11.788746	10.829416	-8.14%	48,454
2007	11.445670	11.788746	3.00%	56,113
2006	11.028581	11.445670	3.78%	58,614
2005	10.920596	11.028581	0.99%	65,617
2004	10.675292	10.920596	2.30%	26,627
2003*	10.000000	10.675292	6.75%	1,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.947620	15.107089	8.31%	105,762
2011	14.273746	13.947620	-2.28%	143,875
2010	13.165290	14.273746	8.42%	235,936
2009	11.305038	13.165290	16.46%	385,585
2008	15.058439	11.305038	-24.93%	741,953
2007	14.581696	15.058439	3.27%	971,975
2006	13.395569	14.581696	8.85%	1,142,320
2005	13.007846	13.395569	2.98%	1,179,336
2004	12.148707	13.007846	7.07%	900,504
2003*	10.000000	12.148707	21.49%	87,035

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.881569	16.547545	11.19%	101,131
2011	15.554198	14.881569	-4.32%	205,893
2010	14.102070	15.554198	10.30%	346,258
2009	11.597705	14.102070	21.59%	597,569
2008	17.293799	11.597705	-32.94%	993,163
2007	16.668854	17.293799	3.75%	1,299,433
2006	14.886787	16.668854	11.97%	1,429,537
2005	14.222590	14.886787	4.67%	1,490,089
2004	12.980195	14.222590	9.57%	1,140,530
2003*	10.000000	12.980195	29.80%	77,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.149120	13.885904	5.60%	19,943
2011	13.179258	13.149120	-0.23%	27,054
2010	12.424366	13.179258	6.08%	27,054
2009	11.094772	12.424366	11.98%	86,582
2008	13.360214	11.094772	-16.96%	145,257
2007	12.912800	13.360214	3.46%	187,341
2006	12.183035	12.912800	5.99%	223,478
2005	11.927596	12.183035	2.14%	239,252
2004	11.386917	11.927596	4.75%	115,717
2003*	10.000000	11.386917	13.87%	32,186
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.983783	15.028955	15.75%	7,613
2011	13.621899	12.983783	-4.68%	8,781
2010	12.841565	13.621899	6.08%	13,284
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.441996	22.324082	14.82%	0
2011	20.407894	19.441996	-4.73%	335
2010	16.542694	20.407894	23.36%	352
2009	12.374975	16.542694	33.68%	905
2008	19.926196	12.374975	-37.90%	3,699
2007	18.954496	19.926196	5.13%	3,723
2006	17.644672	18.954496	7.42%	3,872
2005	16.101426	17.644672	9.58%	3,640
2004	14.232843	16.101426	13.13%	3,314
2003*	10.000000	14.232843	42.33%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.502353	9.287976	-2.26%	8,558
2011	9.720467	9.502353	-2.24%	8,651
2010	9.944195	9.720467	-2.25%	8,796
2009	10.168821	9.944195	-2.21%	21,141
2008	10.193541	10.168821	-0.24%	22,448
2007	9.952481	10.193541	2.42%	12,177
2006	9.739697	9.952481	2.18%	12,395
2005	9.704345	9.739697	0.36%	12,458
2004	9.847816	9.704345	-1.46%	2,525
2003*	10.000000	9.847816	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.967670	14.227924	9.72%	0
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0
2008	11.827858	9.562503	-19.15%	0
2007	11.566627	11.827858	2.26%	0
2006	11.286066	11.566627	2.49%	0
2005	11.298800	11.286066	-0.11%	0
2004	10.849921	11.298800	4.14%	0
2003*	10.000000	10.849921	8.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.887311	8.905994	12.92%	0
2011	8.927730	7.887311	-11.65%	0
2010	8.025138	8.927730	11.25%	0
2009	6.031868	8.025138	33.05%	709
2008*	10.000000	6.031868	-39.68%	2,095
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
2006	17.550599	21.000395	19.66%	0
2005	16.060464	17.550599	9.28%	0
2004	13.691710	16.060464	17.30%	0
2003*	10.000000	13.691710	36.92%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.393992	9.595136	14.31%	0
2011	10.271499	8.393992	-18.28%	0
2010	9.926964	10.271499	3.47%	0
2009	7.842591	9.926964	26.58%	0
2008	14.983816	7.842591	-47.66%	685
2007	14.927872	14.983816	0.37%	1,000
2006	12.475221	14.927872	19.66%	947
2005	11.414522	12.475221	9.29%	628
2004*	10.000000	11.414522	14.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.449269	9.591730	13.52%	0
2011	8.932070	8.449269	-5.41%	0
2010	7.920966	8.932070	12.76%	396
2009	6.264498	7.920966	26.44%	466
2008*	10.000000	6.264498	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.878627	9.055687	14.94%	2,509
2011	8.582541	7.878627	-8.20%	2,557
2010	7.787385	8.582541	10.21%	6,766
2009	6.252676	7.787385	24.54%	8,435
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.831921	9.896977	12.06%	0
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	955
2009	6.175408	7.648661	23.86%	2,448
2008*	10.000000	6.175408	-38.25%	732
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.478359	10.778981	13.72%	0
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	404
2008*	10.000000	6.655774	-33.44%	1,541
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.209915	14.602568	10.54%	0
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
2008	17.155884	8.965269	-47.74%	0
2007	16.030021	17.155884	7.02%	0
2006	15.922746	16.030021	0.67%	0
2005	15.118582	15.922746	5.32%	0
2004	13.666814	15.118582	10.62%	0
2003*	10.000000	13.666814	36.67%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.441219	21.685452	17.59%	0
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0
2008	19.824037	13.118248	-33.83%	0
2007	21.863580	19.824037	-9.33%	0
2006	19.099944	21.863580	14.47%	0
2005	19.009541	19.099944	0.48%	0
2004	16.621856	19.009541	14.36%	0
2003*	10.000000	16.621856	66.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.950396	20.217240	12.63%	0
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
2008	20.152532	12.142994	-39.74%	86
2007	20.235659	20.152532	-0.41%	78
2006	18.523315	20.235659	9.24%	265
2005	16.917200	18.523315	9.49%	121
2004	14.569685	16.917200	16.11%	0
2003*	10.000000	14.569685	45.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.004390	14.471277	11.28%	0
2011	13.252999	13.004390	-1.88%	0
2010	11.974411	13.252999	10.68%	0
2009	9.756608	11.974411	22.73%	3,187
2008	17.095259	9.756608	-42.93%	4,358
2007	16.211278	17.095259	5.45%	4,259
2006	14.623648	16.211278	10.86%	4,501
2005	13.975414	14.623648	4.64%	3,685
2004	13.052629	13.975414	7.07%	2,771
2003*	10.000000	13.052629	30.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.165640	10.286445	1.19%	0
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	2,392
2009	9.793605	10.253900	4.70%	2,392
2008*	10.000000	9.793605	-2.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.424689	13.351853	16.87%	0
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	547
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.634178	9.850521	2.25%	657
2011	9.826937	9.634178	-1.96%	657
2010	9.548473	9.826937	2.92%	657
2009	8.619490	9.548473	10.78%	1,454
2008	10.185777	8.619490	-15.38%	5,322
2007	9.946883	10.185777	2.40%	6,314
2006	9.764882	9.946883	1.86%	6,276
2005	9.846906	9.764882	-0.83%	4,992
2004	9.995678	9.846906	-1.49%	2,577
2003*	10.000000	9.995678	-0.04%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	12.021938	12.787396	6.37%	0
2011	12.429924	12.021938	-3.28%	0
2010	10.630901	12.429924	16.92%	0
2009	8.859696	10.630901	19.99%	0
2008	14.975331	8.859696	-40.84%	0
2007	15.243514	14.975331	-1.76%	0
2006	14.815381	15.243514	2.89%	0
2005	14.728616	14.815381	0.59%	0
2004	13.467966	14.728616	9.36%	0
2003*	10.000000	13.467966	34.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	2,369
2007	15.670271	16.481860	5.18%	4,252
2006	14.098104	15.670271	11.15%	4,537
2005	13.496185	14.098104	4.46%	3,846
2004	12.188212	13.496185	10.73%	2,460
2003*	10.000000	12.188212	21.88%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.221611	14.449399	18.23%	0
2011	13.662826	12.221611	-10.55%	0
2010	12.083757	13.662826	13.07%	0
2009	8.869191	12.083757	36.24%	0
2008	15.210864	8.869191	-41.69%	0
2007	14.673899	15.210864	3.66%	0
2006	12.786011	14.673899	14.77%	0
2005	11.468391	12.786011	11.49%	0
2004*	10.000000	11.468391	14.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
2006	19.484250	22.354371	14.73%	0
2005	17.474413	19.484250	11.50%	0
2004	15.037620	17.474413	16.20%	0
2003*	10.000000	15.037620	50.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.585193	15.484398	13.98%	159
2011	13.941099	13.585193	-2.55%	479
2010	12.313104	13.941099	13.22%	1,503
2009	9.841516	12.313104	25.11%	4,992
2008	16.405148	9.841516	-40.01%	8,244
2007	16.115779	16.405148	1.80%	10,901
2006	14.365531	16.115779	12.18%	10,703
2005	13.897389	14.365531	3.37%	9,318
2004	13.025936	13.897389	6.69%	5,819
2003*	10.000000	13.025936	30.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.859282	21.691322	15.02%	0
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
2008	20.263408	12.279250	-39.40%	405
2007	21.025158	20.263408	-3.62%	302
2006	18.758181	21.025158	12.09%	341
2005	17.489490	18.758181	7.25%	119
2004	15.012537	17.489490	16.50%	0
2003*	10.000000	15.012537	50.13%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.045679	11.417306	3.36%	0
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	223
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.274896	13.129697	16.45%	1,099
2011	12.095334	11.274896	-6.78%	1,129
2010	10.818124	12.095334	11.81%	1,161
2009	8.525513	10.818124	26.89%	1,190
2008	14.227984	8.525513	-40.08%	1,378
2007	15.492983	14.227984	-8.16%	1,431
2006	13.673036	15.492983	13.31%	1,464
2005	13.291895	13.673036	2.87%	1,495
2004	12.237939	13.291895	8.61%	405
2003*	10.000000	12.237939	22.38%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
2006	15.704009	19.607144	24.85%	0
2005	14.317960	15.704009	9.68%	0
2004	12.605837	14.317960	13.58%	0
2003*	10.000000	12.605837	26.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.310210	13.744626	11.65%	0
2011	15.329282	12.310210	-19.69%	0
2010	12.981831	15.329282	18.08%	0
2009	8.102986	12.981831	60.21%	0
2008	13.165195	8.102986	-38.45%	528
2007	12.765218	13.165195	3.13%	528
2006	12.385068	12.765218	3.07%	528
2005	11.986914	12.385068	3.32%	528
2004	11.675220	11.986914	2.67%	528
2003*	10.000000	11.675220	16.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.906004	11.640009	6.73%	211
2011	10.584401	10.906004	3.04%	287
2010	10.133021	10.584401	4.45%	4,181
2009	9.477206	10.133021	6.92%	5,191
2008	10.827458	9.477206	-12.47%	7,338
2007	10.528615	10.827458	2.84%	8,812
2006	10.399944	10.528615	1.24%	9,028
2005	10.235988	10.399944	1.60%	9,293
2004	10.061769	10.235988	1.73%	3,613
2003*	10.000000	10.061769	0.62%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
2006	14.731199	15.956447	8.32%	0
2005	13.438445	14.731199	9.62%	0
2004	12.488971	13.438445	7.60%	0
2003*	10.000000	12.488971	24.89%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.673178	-3.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.577944	-4.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.577196	15.369918	5.44%	0
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
2007	17.234567	17.654334	2.44%	0
2006	15.078192	17.234567	14.30%	0
2005	14.754015	15.078192	2.20%	0
2004	13.577608	14.754015	8.66%	0
2003*	10.000000	13.577608	35.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.016442	22.009292	15.74%	15,375
2011	21.299863	19.016442	-10.72%	15,865
2010	17.221653	21.299863	23.68%	16,003
2009	12.356226	17.221653	39.38%	11,028
2008	19.684436	12.356226	-37.23%	2,269
2007	19.847239	19.684436	-0.82%	0
2006	17.787053	19.847239	11.58%	0
2005	17.072377	17.787053	4.19%	0
2004	14.674992	17.072377	16.34%	0
2003*	10.000000	14.674992	46.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.085525	0.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.045835	13.686406	4.91%	38,280
2011	11.948668	13.045835	9.18%	47,984
2010	11.634318	11.948668	2.70%	50,529
2009	10.804542	11.634318	7.68%	44,904
2008	11.237420	10.804542	-3.85%	27,786
2007	10.505971	11.237420	6.96%	26,826
2006	10.584599	10.505971	-0.74%	27,369
2005	10.666402	10.584599	-0.77%	26,038
2004	10.317953	10.666402	3.38%	10,152
2003*	10.000000	10.317953	3.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
2007	17.125135	16.656567	-2.74%	0
2006	15.004311	17.125135	14.13%	0
2005	14.692774	15.004311	2.12%	0
2004	13.358781	14.692774	9.99%	0
2003*	10.000000	13.358781	33.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.131046	14.910049	13.55%	2,329
2011	13.553811	13.131046	-3.12%	2,390
2010	11.659979	13.553811	16.24%	1,006
2009	9.194334	11.659979	26.82%	1,039
2008	12.466537	9.194334	-26.25%	651
2007	13.078908	12.466537	-4.68%	2,295
2006	11.133943	13.078908	17.47%	0
2005*	10.000000	11.133943	11.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.105642	13.005302	7.43%	9,249
2011	12.858100	12.105642	-5.85%	12,591
2010	11.990240	12.858100	7.24%	16,109
2009*	10.000000	11.990240	19.90%	8,435
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.478398	22.024979	13.07%	2,716
2011	19.824469	19.478398	-1.75%	11,895
2010	16.125877	19.824469	22.94%	7,235
2009	13.201674	16.125877	22.15%	7,181
2008	19.559767	13.201674	-32.51%	13,098
2007	20.154878	19.559767	-2.95%	4,851
2006	18.029765	20.154878	11.79%	7,363
2005	17.208156	18.029765	4.77%	1,858
2004	14.450589	17.208156	19.08%	443
2003*	10.000000	14.450589	44.51%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.046796	15.846549	12.81%	32,750
2011	14.147538	14.046796	-0.71%	20,197
2010	12.642499	14.147538	11.90%	20,230
2009	10.266291	12.642499	23.15%	3,475
2008	16.765403	10.266291	-38.77%	1,509
2007	16.346335	16.765403	2.56%	1,509
2006	14.521814	16.346335	12.56%	1,715
2005	14.231683	14.521814	2.04%	1,509
2004	13.200110	14.231683	7.81%	780
2003*	10.000000	13.200110	32.00%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.199128	16.354082	7.60%	15,357
2011	14.305876	15.199128	6.24%	41,115
2010	12.727560	14.305876	12.40%	23,488
2009	10.657988	12.727560	19.42%	21,418
2008	15.522995	10.657988	-31.34%	8,910
2007	14.871448	15.522995	4.38%	10,509
2006	13.097671	14.871448	13.54%	11,610
2005	12.874963	13.097671	1.73%	8,270
2004	12.574887	12.874963	2.39%	11,293
2003*	10.000000	12.574887	25.75%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
2007	15.481086	13.417089	-13.33%	0
2006	15.305702	15.481086	1.15%	0
2005	14.840344	15.305702	3.14%	0
2004	13.678782	14.840344	8.49%	0
2003*	10.000000	13.678782	36.79%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.561595	13.502489	7.49%	0
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
2007	15.131593	16.206899	7.11%	0
2006	13.375795	15.131593	13.13%	0
2005	13.461571	13.375795	-0.64%	0
2004	12.863838	13.461571	4.65%	0
2003*	10.000000	12.863838	28.64%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.810778	12.628441	6.92%	1,143
2011	11.852145	11.810778	-0.35%	1,381
2010	11.203228	11.852145	5.79%	1,685
2009	9.543325	11.203228	17.39%	1,551
2008	10.566036	9.543325	-9.68%	1,545
2007	10.287329	10.566036	2.71%	11,365
2006	10.131702	10.287329	1.54%	1,470
2005	10.268223	10.131702	-1.33%	1,130
2004	10.172250	10.268223	0.94%	1,222
2003*	10.000000	10.172250	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.418286	12.447178	9.01%	1,718
2011	11.736660	11.418286	-2.71%	1,731
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
2007	11.382194	12.055503	5.92%	0
2006	10.630924	11.382194	7.07%	0
2005*	10.000000	10.630924	6.31%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.394733	12.587099	10.46%	31,808
2011	11.809038	11.394733	-3.51%	32,232
2010	10.571990	11.809038	11.70%	32,606
2009	8.417740	10.571990	25.59%	3,443
2008	12.821849	8.417740	-34.35%	1,216
2007	11.935664	12.821849	7.42%	1,216
2006	10.935802	11.935664	9.14%	0
2005*	10.000000	10.935802	9.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	5,756
2010	10.327628	11.693674	13.23%	5,756
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
2007	12.294282	13.340761	8.51%	0
2006	11.142720	12.294282	10.33%	0
2005*	10.000000	11.142720	11.43%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.939807	15.286370	2.32%	13,879
2011	16.129558	14.939807	-7.38%	16,316
2010	13.854785	16.129558	16.42%	17,606
2009	9.609469	13.854785	44.18%	17,835
2008	21.573326	9.609469	-55.46%	14,580
2007	15.163091	21.573326	42.28%	12,217
2006	13.307881	15.163091	13.94%	9,660
2005*	10.000000	13.307881	33.08%	989
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.844855	15.832562	14.36%	20,233
2011	14.077935	13.844855	-1.66%	25,964
2010	12.538662	14.077935	12.28%	29,395
2009	9.881046	12.538662	26.90%	25,449
2008	17.686113	9.881046	-44.13%	22,395
2007	17.877300	17.686113	-1.07%	22,687
2006	15.256422	17.877300	17.18%	20,029
2005	14.790610	15.256422	3.15%	12,938
2004	13.609869	14.790610	8.68%	5,405
2003*	10.000000	13.609869	36.10%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.996775	15.643611	11.77%	26,189
2011	14.330246	13.996775	-2.33%	7,944
2010	11.841618	14.330246	21.02%	36,122
2009	9.471628	11.841618	25.02%	8,786
2008	18.399897	9.471628	-48.52%	10,165
2007	14.870760	18.399897	23.73%	11,409
2006	14.281288	14.870760	4.13%	10,138
2005	13.854142	14.281288	3.08%	5,893
2004	13.750936	13.854142	0.75%	4,436
2003*	10.000000	13.750936	37.51%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.540861	12.938291	3.17%	36,937
2011	11.991605	12.540861	4.58%	46,328
2010	11.412454	11.991605	5.07%	50,496
2009	10.116151	11.412454	12.81%	44,991
2008	10.725576	10.116151	-5.68%	29,903
2007	10.548602	10.725576	1.68%	56,577
2006	10.367395	10.548602	1.75%	16,288
2005	10.413473	10.367395	-0.44%	6,642
2004	10.229990	10.413473	1.79%	4,503
2003*	10.000000	10.229990	2.30%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.803479	24.402823	11.92%	26,302
2011	25.032679	21.803479	-12.90%	27,512
2010	19.927699	25.032679	25.62%	35,285
2009	14.594916	19.927699	36.54%	27,169
2008	24.736512	14.594916	-41.00%	14,242
2007	21.954539	24.736512	12.67%	11,214
2006	19.990528	21.954539	9.82%	7,081
2005	17.336262	19.990528	15.31%	3,049
2004	14.234449	17.336262	21.79%	809
2003*	10.000000	14.234449	42.34%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
2007	21.716874	24.832533	14.35%	0
2006	18.872516	21.716874	15.07%	0
2005	16.261101	18.872516	16.06%	0
2004	14.688244	16.261101	10.71%	0
2003*	10.000000	14.688244	46.88%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.057640	11.835219	17.67%	17,949
2011	12.461106	10.057640	-19.29%	24,595
2010	11.304309	12.461106	10.23%	25,657
2009	9.168371	11.304309	23.30%	26,046
2008	16.742107	9.168371	-45.24%	23,272
2007	14.640636	16.742107	14.35%	24,815
2006	12.718704	14.640636	15.11%	23,830
2005	10.962580	12.718704	16.02%	12,754
2004*	10.000000	10.962580	9.63%	14,335
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.209115	21.362702	24.14%	298
2011	19.363613	17.209115	-11.13%	388
2010	15.687288	19.363613	23.44%	90
2009	10.217220	15.687288	53.54%	90
2008	21.469174	10.217220	-52.41%	90
2007	20.843249	21.469174	3.00%	90
2006	18.388802	20.843249	13.35%	90
2005	18.374502	18.388802	0.08%	0
2004	16.520633	18.374502	11.22%	0
2003*	10.000000	16.520633	65.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.223660	12.352259	10.06%	16,032
2011	11.219787	11.223660	0.03%	7,266
2010	10.192119	11.219787	10.08%	7,229
2009	7.693418	10.192119	32.48%	6,457
2008	11.194646	7.693418	-31.28%	5,643
2007	11.044680	11.194646	1.36%	6,229
2006*	10.000000	11.044680	10.45%	2,064
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.547346	17.005805	9.38%	16,866
2011	15.011971	15.547346	3.57%	25,163
2010	12.735864	15.011971	17.87%	28,735
2009	11.108969	12.735864	14.64%	30,236
2008	15.597923	11.108969	-28.78%	30,146
2007	16.408204	15.597923	-4.94%	31,920
2006	14.338212	16.408204	14.44%	32,199
2005	14.188607	14.338212	1.05%	32,983
2004	13.083537	14.188607	8.45%	20,480
2003*	10.000000	13.083537	30.84%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.480253	22.530691	15.66%	8,871
2011	20.717010	19.480253	-5.97%	10,673
2010	16.537081	20.717010	25.28%	11,227
2009	13.105461	16.537081	26.18%	15,318
2008	20.026926	13.105461	-34.56%	11,854
2007	21.000927	20.026926	-4.64%	9,942
2006	18.373806	21.000927	14.30%	15,836
2005	17.289265	18.373806	6.27%	6,028
2004	14.300269	17.289265	20.90%	4,165
2003*	10.000000	14.300269	43.00%	496
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.641912	9.737205	12.67%	348
2011	8.983478	8.641912	-3.80%	360
2010	8.339673	8.983478	7.72%	8,891
2009	6.553439	8.339673	27.26%	6,085
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.611780	16.153041	10.55%	4,945
2011	17.774151	14.611780	-17.79%	10,359
2010	15.480849	17.774151	14.81%	11,266
2009	9.178418	15.480849	68.67%	12,402
2008	19.850900	9.178418	-53.76%	7,623
2007	15.789451	19.850900	25.72%	11,434
2006	12.608573	15.789451	25.23%	15,084
2005*	10.000000	12.608573	26.09%	1,227
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
2007	20.213295	22.798165	12.79%	0
2006	17.034584	20.213295	18.66%	0
2005	15.825148	17.034584	7.64%	0
2004	13.665513	15.825148	15.80%	0
2003*	10.000000	13.665513	36.66%	859

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.895362	13.748235	15.58%	28,129
2011	13.630637	11.895362	-12.73%	30,962
2010	12.869360	13.630637	5.92%	38,474
2009	9.600976	12.869360	34.04%	41,101
2008	16.486849	9.600976	-41.77%	56,451
2007	14.618971	16.486849	12.78%	56,912
2006	12.318381	14.618971	18.68%	48,559
2005	11.447566	12.318381	7.61%	33,586
2004*	10.000000	11.447566	14.48%	17,029
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.159661	17.040771	12.41%	1,688
2011	15.645548	15.159661	-3.11%	4,677
2010	14.000466	15.645548	11.75%	7,122
2009	12.073830	14.000466	15.96%	6,977
2008	11.635851	12.073830	3.76%	4,542
2007	10.727678	11.635851	8.47%	5,338
2006	9.729853	10.727678	10.26%	1,988
2005*	10.000000	9.729853	-2.70%	799
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.153788	1.54%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.897825	9.912776	11.41%	8,804
2011	10.296497	8.897825	-13.58%	0
2010*	10.000000	10.296497	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.911116	13.071535	19.80%	12,509
2011	11.270121	10.911116	-3.19%	777
2010*	10.000000	11.270121	12.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.579480	-4.21%	686
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.891327	-1.09%	8,008
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.673405	-3.27%	11,859
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.341055	13.204300	16.43%	11,380
2011	12.508963	11.341055	-9.34%	11,868
2010	11.781172	12.508963	6.18%	13,653
2009*	10.000000	11.781172	17.81%	8,073

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.742066	7.42%	15,064
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.999936	0.00%	13,020
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
2007	13.746388	14.810019	7.74%	0
2006	12.742004	13.746388	7.88%	0
2005	12.113119	12.742004	5.19%	0
2004	11.448775	12.113119	5.80%	0
2003*	10.000000	11.448775	14.49%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.389240	19.831652	21.00%	14,009
2011	18.025613	16.389240	-9.08%	9,126
2010	17.327037	18.025613	4.03%	13,316
2009	12.145867	17.327037	42.66%	5,936
2008	22.324473	12.145867	-45.59%	7,536
2007	16.725332	22.324473	33.48%	2,934
2006	15.687863	16.725332	6.61%	2,563
2005	14.264830	15.687863	9.98%	0
2004	12.376674	14.264830	15.26%	0
2003*	10.000000	12.376674	23.77%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.891772	-1.08%	512
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.246530	27.915345	10.57%	2,884
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
2007	30.620244	38.293639	25.06%	0
2006	21.372724	30.620244	43.27%	0
2005	16.578769	21.372724	28.92%	0
2004	14.297256	16.578769	15.96%	0
2003*	10.000000	14.297256	42.97%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.893572	15.837769	13.99%	493
2011	14.167527	13.893572	-1.93%	8,139
2010	12.929647	14.167527	9.57%	8,139
2009	9.514304	12.929647	35.90%	8,802
2008	15.453408	9.514304	-38.43%	10,065
2007	14.248328	15.453408	8.46%	11,707
2006	13.590161	14.248328	4.84%	11,979
2005	13.345092	13.590161	1.84%	10,447
2004	12.533128	13.345092	6.48%	9,241
2003*	10.000000	12.533128	25.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.158827	1.59%	10,610
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.619350	17.682848	13.21%	21,777
2011	16.061210	15.619350	-2.75%	27,527
2010	14.781145	16.061210	8.66%	28,756
2009	12.355204	14.781145	19.63%	25,540
2008	18.803264	12.355204	-34.29%	13,029
2007	17.889816	18.803264	5.11%	13,976
2006	15.194031	17.889816	17.74%	9,431
2005	14.606086	15.194031	4.03%	2,118
2004	13.019620	14.606086	12.19%	157
2003*	10.000000	13.019620	30.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.246878	11.605534	13.26%	15,203
2011	10.677419	10.246878	-4.03%	6,071
2010*	10.000000	10.677419	6.77%	815
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.018805	10.025097	11.16%	12,860
2011*	10.000000	9.018805	-9.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.413445	14.997245	11.81%	30,929
2011	13.662112	13.413445	-1.82%	31,803
2010	12.358219	13.662112	10.55%	35,099
2009*	10.000000	12.358219	23.58%	10,782
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.623060	10.878792	13.05%	195,855
2011	9.758453	9.623060	-1.39%	184,562
2010	8.916511	9.758453	9.44%	205,552
2009	7.394927	8.916511	20.58%	100,653
2008	10.778659	7.394927	-31.39%	41,194
2007	10.395373	10.778659	3.69%	39,032
2006*	10.000000	10.395373	3.95%	21,097

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.774671	11.049063	2.55%	49,264
2011	10.430566	10.774671	3.30%	47,582
2010	10.072682	10.430566	3.55%	56,791
2009	9.192839	10.072682	9.57%	27,687
2008	10.439925	9.192839	-11.95%	8,755
2007	10.377569	10.439925	0.60%	4,113
2006*	10.000000	10.377569	3.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.531758	11.368798	19.27%	20,142
2011	10.757205	9.531758	-11.39%	21,393
2010	9.892359	10.757205	8.74%	22,632
2009	7.150385	9.892359	38.35%	18,622
2008	11.927430	7.150385	-40.05%	11,583
2007	10.676121	11.927430	11.72%	9,277
2006*	10.000000	10.676121	6.76%	8,460
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.865280	10.168096	14.70%	48,454
2011	9.519878	8.865280	-6.88%	56,585
2010	8.243944	9.519878	15.48%	63,388
2009	6.080041	8.243944	35.59%	61,314
2008	11.155936	6.080041	-45.50%	39,128
2007	10.205698	11.155936	9.31%	34,966
2006*	10.000000	10.205698	2.06%	17,311
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.793253	8.912717	14.36%	100,363
2011	8.158742	7.793253	-4.48%	112,200
2010	7.524809	8.158742	8.42%	123,701
2009	5.893277	7.524809	27.68%	85,611
2008	9.739606	5.893277	-39.49%	29,413
2007*	10.000000	9.739606	-2.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	180
2009	9.763592	13.927132	42.64%	180
2008	13.878013	9.763592	-29.65%	180
2007	13.774706	13.878013	0.75%	180
2006	12.746458	13.774706	8.07%	180
2005	12.742365	12.746458	0.03%	457
2004	11.846198	12.742365	7.57%	599
2003*	10.000000	11.846198	18.46%	559

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.708581	14.241726	12.06%	14,124
2011	12.529979	12.708581	1.43%	14,320
2010	11.333336	12.529979	10.56%	15,216
2009	7.940779	11.333336	42.72%	6,982
2008	11.304100	7.940779	-29.75%	3,356
2007	11.216305	11.304100	0.78%	4,774
2006	10.379470	11.216305	8.06%	3,345
2005*	10.000000	10.379470	3.79%	3,018
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.944169	16.098128	15.45%	23,658
2011	14.645164	13.944169	-4.79%	29,054
2010	12.984174	14.645164	12.79%	29,906
2009	10.360937	12.984174	25.32%	29,575
2008	16.892731	10.360937	-38.67%	31,120
2007	17.755498	16.892731	-4.86%	42,965
2006	15.725424	17.755498	12.91%	36,809
2005	15.482762	15.725424	1.57%	24,217
2004	13.534669	15.482762	14.39%	14,486
2003*	10.000000	13.534669	35.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.379479	8.423100	14.14%	19,017
2011	8.549414	7.379479	-13.68%	20,729
2010	7.583732	8.549414	12.73%	21,912
2009	5.074574	7.583732	49.45%	21,107
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.898556	9.683031	8.82%	15,555
2011	9.415105	8.898556	-5.49%	16,776
2010	7.798987	9.415105	20.72%	16,690
2009	6.081035	7.798987	28.25%	23,219
2008*	10.000000	6.081035	-39.19%	27,120
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.187826	9.291209	13.48%	4,803
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	382
2008*	10.000000	6.313982	-36.86%	1,520
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.574146	10.388000	8.50%	60,577
2011	9.932656	9.574146	-3.61%	119,380
2010	9.208171	9.932656	7.87%	64,591
2009	7.865828	9.208171	17.07%	41,548
2008*	10.000000	7.865828	-21.34%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.982727	9.972903	11.02%	392,661
2011	9.522066	8.982727	-5.66%	521,288
2010	8.671740	9.522066	9.81%	502,345
2009	7.148507	8.671740	21.31%	406,609
2008*	10.000000	7.148507	-28.51%	140,822
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.284299	10.800604	5.02%	40,552
2011	10.379376	10.284299	-0.92%	48,337
2010	9.947199	10.379376	4.34%	42,716
2009	9.008401	9.947199	10.42%	557
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.283067	10.190928	9.78%	278,625
2011	9.728060	9.283067	-4.57%	300,821
2010	8.940378	9.728060	8.81%	303,689
2009	7.503919	8.940378	19.14%	120,546
2008*	10.000000	7.503919	-24.96%	7,180
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.655633	9.689509	11.94%	147,075
2011	9.293142	8.655633	-6.86%	116,046
2010	8.394383	9.293142	10.71%	103,496
2009	6.787876	8.394383	23.67%	61,973
2008*	10.000000	6.787876	-32.12%	53,830
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.837830	10.576351	7.51%	52,873
2011	10.096214	9.837830	-2.56%	55,213
2010	9.477613	10.096214	6.53%	56,067
2009	8.243260	9.477613	14.97%	52,953
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.225019	11.786815	5.00%	6,597
2011	10.813910	11.225019	3.80%	7,578
2010	10.365838	10.813910	4.32%	7,226
2009	9.770424	10.365838	6.09%	6,572
2008*	10.000000	9.770424	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.171912	12.737701	4.65%	17,926
2011	11.747246	12.171912	3.62%	16,409
2010	11.121340	11.747246	5.63%	15,573
2009	9.776210	11.121340	13.76%	12,059
2008*	10.000000	9.776210	-2.24%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
2007	33.591997	47.645783	41.84%	0
2006	25.221251	33.591997	33.19%	0
2005	19.506334	25.221251	29.30%	0
2004	16.577470	19.506334	17.67%	0
2003*	10.000000	16.577470	65.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.095099	18.384110	14.22%	8,104
2011	21.281426	16.095099	-24.37%	8,531
2010	18.795548	21.281426	13.23%	12,289
2009	11.795989	18.795548	59.34%	11,909
2008	28.655761	11.795989	-58.84%	6,919
2007	20.167432	28.655761	42.09%	10,988
2006	15.115197	20.167432	33.42%	10,126
2005	11.676345	15.115197	29.45%	389
2004*	10.000000	11.676345	16.76%	148
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.179887	12.262795	0.68%	19,638
2011	11.622557	12.179887	4.80%	19,046
2010	11.353241	11.622557	2.37%	14,959
2009	11.316250	11.353241	0.33%	22,665
2008	10.752526	11.316250	5.24%	24,671
2007	10.271709	10.752526	4.68%	94,454
2006	10.172939	10.271709	0.97%	12,621
2005	10.082699	10.172939	0.89%	3,085
2004	9.994036	10.082699	0.89%	2,037
2003*	10.000000	9.994036	-0.06%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.658488	7.495499	12.57%	22,989
2011	7.572217	6.658488	-12.07%	31,274
2010	6.858499	7.572217	10.41%	21,336
2009	5.422874	6.858499	26.47%	7,895
2008*	10.000000	5.422874	-45.77%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.200089	8.315198	15.49%	146
2011	8.455900	7.200089	-14.85%	146
2010	8.058595	8.455900	4.93%	644
2009	6.413474	8.058595	25.65%	701
2008	11.535449	6.413474	-44.40%	701
2007	10.794987	11.535449	6.86%	2,209
2006*	10.000000	10.794987	7.95%	3,750

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.268197	17.288425	13.23%	77,716
2011	16.266448	15.268197	-6.14%	72,198
2010	14.524317	16.266448	11.99%	74,995
2009	11.686794	14.524317	24.28%	69,466
2008	18.940954	11.686794	-38.30%	65,023
2007	18.299007	18.940954	3.51%	65,033
2006	16.025349	18.299007	14.19%	37,801
2005	15.196187	16.025349	5.46%	3,655
2004	13.640553	15.196187	11.40%	3,655
2003*	10.000000	13.640553	36.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.120454	12.952442	6.86%	9,762
2011	12.296361	12.120454	-1.43%	9,974
2010	11.460873	12.296361	7.29%	10,188
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.730542	13.960620	9.66%	47,595
2011	13.152685	12.730542	-3.21%	50,142
2010	12.016478	13.152685	9.46%	50,685
2009*	10.000000	12.016478	20.16%	7,055
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.972516	12.301846	2.75%	87,114
2011	11.904769	11.972516	0.57%	50,995
2010	11.506906	11.904769	3.46%	38,226
2009	10.796914	11.506906	6.58%	17,613
2008	11.759376	10.796914	-8.18%	0
2007	11.423014	11.759376	2.94%	0
2006	11.012370	11.423014	3.73%	0
2005	10.910111	11.012370	0.94%	0
2004	10.670507	10.910111	2.25%	0
2003*	10.000000	10.670507	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.884408	15.030908	8.26%	128,684
2011	14.216316	13.884408	-2.33%	135,739
2010	13.119027	14.216316	8.36%	211,782
2009	11.271078	13.119027	16.40%	163,111
2008	15.020895	11.271078	-24.96%	72,194
2007	14.552819	15.020895	3.22%	136,162
2006	13.375868	14.552819	8.80%	73,889
2005	12.995346	13.375868	2.93%	30,935
2004	12.143248	12.995346	7.02%	16,762
2003*	10.000000	12.143248	21.43%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.814165	16.464155	11.14%	72,630
2011	15.491667	14.814165	-4.37%	76,452
2010	14.052561	15.491667	10.24%	84,847
2009	11.562898	14.052561	21.53%	90,659
2008	17.250735	11.562898	-32.97%	80,366
2007	16.635903	17.250735	3.70%	83,193
2006	14.864940	16.635903	11.91%	68,774
2005	14.208967	14.864940	4.62%	58,191
2004	12.974386	14.208967	9.52%	33,983
2003*	10.000000	12.974386	29.74%	707
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.089553	13.815906	5.55%	52,999
2011	13.126252	13.089553	-0.28%	54,099
2010	12.380722	13.126252	6.02%	75,826
2009	11.061455	12.380722	11.93%	52,219
2008	13.326911	11.061455	-17.00%	18,795
2007	12.887234	13.326911	3.41%	44,863
2006	12.165117	12.887234	5.94%	31,788
2005	11.916137	12.165117	2.09%	26,865
2004	11.381802	11.916137	4.69%	26,945
2003*	10.000000	11.381802	13.82%	1,133
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.966115	15.000801	15.69%	40,875
2011	13.610303	12.966115	-4.73%	43,061
2010	12.837189	13.610303	6.02%	49,566
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.353925	22.211558	14.77%	2,722
2011	20.325826	19.353925	-4.78%	14,830
2010	16.484590	20.325826	23.30%	10,821
2009	12.337819	16.484590	33.61%	10,946
2008	19.876563	12.337819	-37.93%	15,091
2007	18.917010	19.876563	5.07%	12,852
2006	17.618761	18.917010	7.37%	13,913
2005	16.085989	17.618761	9.53%	2,996
2004	14.226488	16.085989	13.07%	462
2003*	10.000000	14.226488	42.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.459122	9.240975	-2.31%	95,888
2011	9.681179	9.459122	-2.29%	88,516
2010	9.909073	9.681179	-2.30%	109,239
2009	10.138094	9.909073	-2.26%	89,343
2008	10.167942	10.138094	-0.29%	125,689
2007	9.932596	10.167942	2.37%	50,234
2006	9.725197	9.932596	2.13%	1,852
2005	9.694844	9.725197	0.31%	3,671
2004	9.843208	9.694844	-1.51%	9,917
2003*	10.000000	9.843208	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.908919	14.156194	9.66%	23,223
2011	12.517550	12.908919	3.13%	8,299
2010	11.585507	12.517550	8.04%	10,632
2009	9.533781	11.585507	21.52%	6,531
2008	11.798369	9.533781	-19.19%	1,356
2007	11.543724	11.798369	2.21%	10,174
2006	11.269480	11.543724	2.43%	1,908
2005	11.287951	11.269480	-0.16%	0
2004	10.845052	11.287951	4.08%	0
2003*	10.000000	10.845052	8.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.872503	8.884716	12.86%	18,074
2011	8.915532	7.872503	-11.70%	18,028
2010	8.018277	8.915532	11.19%	17,436
2009	6.029803	8.018277	32.98%	23,971
2008*	10.000000	6.029803	-39.70%	25,635
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
2007	20.961096	21.030912	0.33%	0
2006	17.526693	20.961096	19.60%	0
2005	16.046770	17.526693	9.22%	0
2004	13.687034	16.046770	17.24%	0
2003*	10.000000	13.687034	36.87%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.361143	9.552682	14.25%	32,638
2011	10.236539	8.361143	-18.32%	40,444
2010	9.898230	10.236539	3.42%	40,357
2009	7.823905	9.898230	26.51%	36,091
2008	14.955775	7.823905	-47.69%	35,402
2007	14.907610	14.955775	0.32%	35,818
2006	12.464647	14.907610	19.60%	30,367
2005	11.410668	12.464647	9.24%	16,477
2004*	10.000000	11.410668	14.11%	12,196
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.433406	9.568821	13.46%	21,895
2011	8.919870	8.433406	-5.45%	34,443
2010	7.914192	8.919870	12.71%	36,679
2009	6.262350	7.914192	26.38%	17,397
2008*	10.000000	6.262350	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.863867	9.034083	14.88%	11,143
2011	8.570841	7.863867	-8.25%	27,162
2010	7.780740	8.570841	10.15%	26,905
2009	6.250529	7.780740	24.48%	16,164
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.815361	9.873347	12.00%	14,540
2011	9.442793	8.815361	-6.64%	27,406
2010	7.642125	9.442793	23.56%	28,770
2009	6.173291	7.642125	23.79%	34,282
2008*	10.000000	6.173291	-38.27%	8,622
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.460613	10.753292	13.66%	17,027
2011	9.913010	9.460613	-4.56%	18,309
2010	8.481138	9.913010	16.88%	19,369
2009	6.653502	8.481138	27.47%	23,706
2008*	10.000000	6.653502	-33.46%	18,712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.150073	14.528970	10.49%	3,163
2011	13.575955	13.150073	-3.14%	656
2010	11.106900	13.575955	22.23%	680
2009	8.938350	11.106900	24.26%	680
2008	17.113159	8.938350	-47.77%	564
2007	15.998343	17.113159	6.97%	355
2006	15.899389	15.998343	0.62%	1,118
2005	15.104108	15.899389	5.27%	0
2004	13.660706	15.104108	10.57%	0
2003*	10.000000	13.660706	36.61%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.357664	21.576135	17.53%	4,069
2011	19.872760	18.357664	-7.62%	4,283
2010	16.082411	19.872760	23.57%	4,726
2009	13.078860	16.082411	22.96%	7,321
2008	19.774663	13.078860	-33.86%	8,061
2007	21.820354	19.774663	-9.38%	3,487
2006	19.071913	21.820354	14.41%	7,122
2005	18.991325	19.071913	0.42%	1,713
2004	16.614418	18.991325	14.31%	1,666
2003*	10.000000	16.614418	66.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.869057	20.115307	12.57%	4,360
2011	19.415660	17.869057	-7.97%	7,476
2010	15.900436	19.415660	22.11%	15,293
2009	12.106536	15.900436	31.34%	8,098
2008	20.102337	12.106536	-39.78%	12,201
2007	20.195647	20.102337	-0.46%	9,436
2006	18.496109	20.195647	9.19%	10,773
2005	16.900974	18.496109	9.44%	5,170
2004	14.563156	16.900974	16.05%	5,434
2003*	10.000000	14.563156	45.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.945487	14.398350	11.22%	9,343
2011	13.199707	12.945487	-1.93%	10,341
2010	11.932366	13.199707	10.62%	11,059
2009	9.727310	11.932366	22.67%	15,789
2008	17.052689	9.727310	-42.96%	19,415
2007	16.179237	17.052689	5.40%	23,716
2006	14.602188	16.179237	10.80%	13,564
2005	13.962018	14.602188	4.59%	1,167
2004	13.046787	13.962018	7.01%	0
2003*	10.000000	13.046787	30.47%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.301977	10.503576	12.92%	24,718
2011	8.969846	9.301977	3.70%	25,782
2010	7.071839	8.969846	26.84%	27,584
2009	5.546102	7.071839	27.51%	28,982
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.146606	10.261925	1.14%	11,429
2011	10.251736	10.146606	-1.03%	8,689
2010	10.245163	10.251736	0.06%	9,081
2009	9.790268	10.245163	4.65%	7,684
2008*	10.000000	9.790268	-2.10%	1,033

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.409125	13.326827	16.81%	30,391
2011	13.334389	11.409125	-14.44%	25,728
2010	12.833644	13.334389	3.90%	23,215
2009*	10.000000	12.833644	28.34%	27,021
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.590532	9.800872	2.19%	40,503
2011	9.787414	9.590532	-2.01%	45,668
2010	9.514932	9.787414	2.86%	50,549
2009	8.593607	9.514932	10.72%	50,145
2008	10.160396	8.593607	-15.42%	18,564
2007	9.927203	10.160396	2.35%	36,230
2006	9.750532	9.927203	1.81%	14,248
2005	9.837446	9.750532	-0.88%	5,345
2004	9.991187	9.837446	-1.54%	3,309
2003*	10.000000	9.991187	-0.09%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.967477	12.722947	6.31%	6,665
2011	12.379929	11.967477	-3.33%	795
2010	10.593558	12.379929	16.86%	649
2009	8.833096	10.593558	19.93%	718
2008	14.938033	8.833096	-40.87%	925
2007	15.213377	14.938033	-1.81%	1,053
2006	14.793639	15.213377	2.84%	992
2005	14.714497	14.793639	0.54%	982
2004	13.461934	14.714497	9.30%	412
2003*	10.000000	13.461934	34.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.197303	15.392869	8.42%	3,786
2011	14.992720	14.197303	-5.31%	3,719
2010	12.490608	14.992720	20.03%	2,653
2009	9.727621	12.490608	28.40%	3,735
2008	16.442567	9.727621	-40.84%	3,504
2007	15.640952	16.442567	5.13%	31,465
2006	14.078903	15.640952	11.09%	18,666
2005	13.484673	14.078903	4.41%	3,564
2004	12.184056	13.484673	10.67%	1,001
2003*	10.000000	12.184056	21.84%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.173795	14.385473	18.17%	6,295
2011	13.616322	12.173795	-10.59%	6,393
2010	12.048779	13.616322	13.01%	5,596
2009	8.848051	12.048779	36.17%	5,594
2008	15.182394	8.848051	-41.72%	4,511
2007	14.653968	15.182394	3.61%	5,611
2006	12.775168	14.653968	14.71%	5,454
2005	11.464515	12.775168	11.43%	3,431
2004*	10.000000	11.464515	14.65%	1,290
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
2007	22.310173	23.119610	3.63%	0
2006	19.455643	22.310173	14.67%	0
2005	17.457662	19.455643	11.44%	0
2004	15.030884	17.457662	16.15%	0
2003*	10.000000	15.030884	50.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.523659	15.406366	13.92%	27,920
2011	13.885036	13.523659	-2.60%	13,984
2010	12.269861	13.885036	13.16%	14,116
2009	9.811972	12.269861	25.05%	18,327
2008	16.364280	9.811972	-40.04%	19,339
2007	16.083909	16.364280	1.74%	24,332
2006	14.344443	16.083909	12.13%	17,418
2005	13.884059	14.344443	3.32%	1,116
2004	13.020103	13.884059	6.64%	0
2003*	10.000000	13.020103	30.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.773867	21.582024	14.96%	7,112
2011	19.684041	18.773867	-4.62%	3,374
2010	16.372203	19.684041	20.23%	4,086
2009	12.242398	16.372203	33.73%	4,554
2008	20.212960	12.242398	-39.43%	8,374
2007	20.983612	20.212960	-3.67%	8,212
2006	18.730671	20.983612	12.03%	8,601
2005	17.472746	18.730671	7.20%	36
2004	15.005824	17.472746	16.44%	31
2003*	10.000000	15.005824	50.06%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.221538	12.564421	2.81%	482
2011	11.537443	12.221538	5.93%	482
2010	10.797116	11.537443	6.86%	482
2009*	10.000000	10.797116	7.97%	482
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.030626	11.395900	3.31%	42,603
2011	11.176939	11.030626	-1.31%	28,035
2010	10.876049	11.176939	2.77%	32,012
2009*	10.000000	10.876049	8.76%	22,392
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.936712	10.629848	6.98%	19,632
2011*	10.000000	9.936712	-0.63%	416
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.225036	13.064932	16.39%	0
2011	12.047990	11.225036	-6.83%	0
2010	10.781286	12.047990	11.75%	0
2009	8.500834	10.781286	26.83%	0
2008	14.194062	8.500834	-40.11%	0
2007	15.464005	14.194062	-8.21%	0
2006	13.654420	15.464005	13.25%	0
2005	13.280570	13.654420	2.82%	0
2004	12.233767	13.280570	8.56%	0
2003*	10.000000	12.233767	22.34%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
2007	19.570440	20.717476	5.86%	0
2006	15.682599	19.570440	24.79%	0
2005	14.305748	15.682599	9.62%	0
2004	12.601537	14.305748	13.52%	0
2003*	10.000000	12.601537	26.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.255760	13.676809	11.59%	0
2011	15.269272	12.255760	-19.74%	0
2010	12.937627	15.269272	18.02%	0
2009	8.079521	12.937627	60.13%	0
2008	13.133811	8.079521	-38.48%	0
2007	12.741344	13.133811	3.08%	0
2006	12.368215	12.741344	3.02%	0
2005	11.976695	12.368215	3.27%	0
2004	11.671236	11.976695	2.62%	0
2003*	10.000000	11.671236	16.71%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.296020	14.456733	27.98%	4,778
2011	10.473605	11.296020	7.85%	229
2010*	10.000000	10.473605	4.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.857736	11.582562	6.68%	6,018
2011	10.542938	10.857736	2.99%	5,961
2010	10.098488	10.542938	4.40%	9,664
2009	9.449749	10.098488	6.87%	9,626
2008	10.801613	9.449749	-12.52%	15,705
2007	10.508882	10.801613	2.79%	37,117
2006	10.385759	10.508882	1.19%	13,289
2005	10.227246	10.385759	1.55%	1,194
2004	10.058336	10.227246	1.68%	0
2003*	10.000000	10.058336	0.58%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
2007	15.923891	16.550435	3.93%	0
2006	14.708653	15.923891	8.26%	0
2005	13.424716	14.708653	9.56%	0
2004	12.482592	13.424716	7.55%	0
2003*	10.000000	12.482592	24.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.669858	-3.30%	401
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.574679	-4.25%	4,280

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.524156	15.306144	5.38%	9,869
2011	15.581694	14.524156	-6.79%	11,374
2010	12.580117	15.581694	23.86%	10,975
2009	8.435497	12.580117	49.13%	9,448

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	178
2007	17.200484	17.610360	2.38%	178
2006	15.056052	17.200484	14.24%	178
2005	14.739868	15.056052	2.15%	178
2004	13.571529	14.739868	8.61%	178
2003*	10.000000	13.571529	35.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.930268	21.898322	15.68%	3,617
2011	21.214186	18.930268	-10.77%	9,087
2010	17.161136	21.214186	23.62%	7,921
2009	12.319109	17.161136	39.31%	3,671
2008	19.635378	12.319109	-37.26%	3,443
2007	19.807979	19.635378	-0.87%	0
2006	17.760940	19.807979	11.53%	0
2005	17.056004	17.760940	4.13%	0
2004	14.668433	17.056004	16.28%	0
2003*	10.000000	14.668433	46.68%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.082088	0.82%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.985892	13.616534	4.86%	44,569
2011	11.899828	12.985892	9.13%	64,140
2010	11.592697	11.899828	2.65%	67,238
2009	10.771404	11.592697	7.62%	49,281
2008	11.208694	10.771404	-3.90%	48,452
2007	10.484510	11.208694	6.91%	5,832
2006	10.568371	10.484510	-0.79%	2,645
2005	10.655487	10.568371	-0.82%	2,479
2004	10.312673	10.655487	3.32%	0
2003*	10.000000	10.312673	3.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
2007	17.091271	16.615074	-2.79%	0
2006	14.982286	17.091271	14.08%	0
2005	14.678696	14.982286	2.07%	0
2004*	10.000000	11.182886	11.83%	0
2004	13.352802	14.678696	9.93%	0
2003*	10.000000	13.352802	33.53%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.086343	14.851686	13.49%	6,774
2011	13.514572	13.086343	-3.17%	21,784
2010	11.632166	13.514572	16.18%	19,651
2009	9.177100	11.632166	26.75%	23,523
2008	12.449547	9.177100	-26.29%	23,401
2007	13.067810	12.449547	-4.73%	16,806
2006	11.130171	13.067810	17.41%	3,837
2005*	10.000000	11.130171	11.30%	3,454
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.390134	21.913938	13.02%	18,703
2011	19.744723	19.390134	-1.80%	27,412
2010	16.069221	19.744723	22.87%	30,257
2009	13.162024	16.069221	22.09%	3,138
2008	19.511021	13.162024	-32.54%	2,710
2007	20.115008	19.511021	-3.00%	567
2006	18.003287	20.115008	11.73%	0
2005	17.191656	18.003287	4.72%	0
2004	14.444121	17.191656	19.02%	0
2003*	10.000000	14.444121	44.44%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.983105	15.766615	12.75%	1,557
2011	14.090582	13.983105	-0.76%	4,023
2010	12.598052	14.090582	11.85%	3,835
2009	10.235430	12.598052	23.08%	4,820
2008	16.723589	10.235430	-38.80%	4,777
2007	16.313974	16.723589	2.51%	3,552
2006	14.500481	16.313974	12.51%	4,607
2005	14.218015	14.500481	1.99%	3,698
2004	13.194190	14.218015	7.76%	1,916
2003*	10.000000	13.194190	31.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.130188	16.271558	7.54%	4,199
2011	14.248269	15.130188	6.19%	11,787
2010	12.682796	14.248269	12.34%	14,005
2009	10.625956	12.682796	19.36%	2,140
2008	15.484277	10.625956	-31.38%	3,618
2007	14.842000	15.484277	4.33%	2,303
2006	13.078414	14.842000	13.48%	3,435
2005	12.862598	13.078414	1.68%	2,454
2004	12.569236	12.862598	2.33%	733
2003*	10.000000	12.569236	25.69%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0
2006	15.283224	15.450461	1.09%	0
2005	14.826107	15.283224	3.08%	0
2004	13.672660	14.826107	8.44%	0
2003*	10.000000	13.672660	36.73%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.504656	13.434383	7.44%	0
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
2007	15.101647	16.166502	7.05%	0
2006	13.356142	15.101647	13.07%	0
2005	13.448665	13.356142	-0.69%	0
2004	12.858073	13.448665	4.59%	0
2003*	10.000000	12.858073	28.58%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.757239	12.564746	6.87%	95
2011	11.804436	11.757239	-0.40%	95
2010	11.163853	11.804436	5.74%	471
2009	9.514651	11.163853	17.33%	861
2008	10.539678	9.514651	-9.73%	3,393
2007	10.266953	10.539678	2.66%	861
2006	10.116795	10.266953	1.48%	712
2005	10.258337	10.116795	-1.38%	752
2004	10.167671	10.258337	0.89%	293
2003*	10.000000	10.167671	1.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.379419	12.398441	8.95%	449
2011	11.702681	11.379419	-2.76%	476
2010	10.648227	11.702681	9.90%	19,781
2009	8.797094	10.648227	21.04%	43,740
2008	12.039071	8.797094	-26.93%	43,765
2007	11.372528	12.039071	5.86%	43,997
2006	10.627320	11.372528	7.01%	47,055
2005*	10.000000	10.627320	6.27%	24,118

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.355946	12.537828	10.41%	14,908
2011	11.774845	11.355946	-3.56%	30,523
2010	10.546772	11.774845	11.64%	46,790
2009	8.401962	10.546772	25.53%	56,736
2008	12.804368	8.401962	-34.38%	57,703
2007	11.925522	12.804368	7.37%	60,634
2006	10.932085	11.925522	9.09%	62,266
2005*	10.000000	10.932085	9.32%	53,633
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.064163	12.443752	12.47%	5,338
2011	11.659781	11.064163	-5.11%	5,885
2010	10.302965	11.659781	13.17%	20,375
2009	8.043137	10.302965	28.10%	32,716
2008	13.322549	8.043137	-39.63%	37,567
2007	12.283828	13.322549	8.46%	38,269
2006	11.138935	12.283828	10.28%	38,846
2005*	10.000000	11.138935	11.39%	18,721
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	0
2007	15.150214	21.543912	42.20%	0
2006	13.303376	15.150214	13.88%	0
2005*	10.000000	13.303376	33.03%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.782098	15.752712	14.30%	18,534
2011	14.021290	13.782098	-1.71%	37,206
2010	12.494586	14.021290	12.22%	32,410
2009	9.851363	12.494586	26.83%	20,872
2008	17.642038	9.851363	-44.16%	22,086
2007	17.841935	17.642038	-1.12%	18,759
2006	15.234015	17.841935	17.12%	12,531
2005	14.776419	15.234015	3.10%	12,095
2004	13.603772	14.776419	8.62%	771
2003*	10.000000	13.603772	36.04%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.933293	15.564680	11.71%	3,014
2011	14.272534	13.933293	-2.38%	9,301
2010	11.799969	14.272534	20.95%	4,337
2009	9.443148	11.799969	24.96%	3,069
2008	18.354004	9.443148	-48.55%	2,857
2007	14.841311	18.354004	23.67%	1,791
2006	14.260291	14.841311	4.07%	1,326
2005	13.840838	14.260291	3.03%	1,236
2004	13.744768	13.840838	0.70%	360
2003*	10.000000	13.744768	37.45%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.484039	12.873058	3.12%	285,528
2011	11.943367	12.484039	4.53%	658,180
2010	11.372363	11.943367	5.02%	1,202,299
2009	10.085775	11.372363	12.76%	1,758,339
2008	10.698836	10.085775	-5.73%	1,717,061
2007	10.527722	10.698836	1.63%	1,751,302
2006	10.352158	10.527722	1.70%	813,654
2005	10.403467	10.352158	-0.49%	59,399
2004	10.225391	10.403467	1.74%	0
2003*	10.000000	10.225391	2.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.704664	24.279764	11.86%	16,748
2011	24.931965	21.704664	-12.94%	36,682
2010	19.857680	24.931965	25.55%	37,042
2009	14.551074	19.857680	36.47%	40,691
2008	24.674874	14.551074	-41.03%	39,226
2007	21.911113	24.674874	12.61%	19,325
2006	19.961162	21.911113	9.77%	11,669
2005	17.319629	19.961162	15.25%	7,062
2004	14.228073	17.319629	21.73%	749
2003*	10.000000	14.228073	42.28%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0
2006	18.844819	21.673946	15.01%	0
2005	16.245524	18.844819	16.00%	0
2004	14.681680	16.245524	10.65%	0
2003*	10.000000	14.681680	46.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.018254	11.782831	17.61%	9,461
2011	12.418659	10.018254	-19.33%	22,345
2010	11.271565	12.418659	10.18%	20,031
2009	9.146498	11.271565	23.23%	20,132
2008	16.710756	9.146498	-45.27%	19,396
2007	14.620747	16.710756	14.29%	8,168
2006	12.707924	14.620747	15.05%	0
2005	10.958871	12.707924	15.96%	0
2004*	10.000000	10.958871	9.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	328
2010	15.632125	19.285662	23.37%	328
2009	10.186508	15.632125	53.46%	520
2008	21.415648	10.186508	-52.43%	662
2007	20.801986	21.415648	2.95%	1,073
2006	18.361767	20.801986	13.29%	2,663
2005	18.356870	18.361767	0.03%	2,664
2004	16.513232	18.356870	11.16%	1,779
2003*	10.000000	16.513232	65.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.191147	12.310167	10.00%	255
2011	11.193004	11.191147	-0.02%	344
2010	10.172991	11.193004	10.03%	8,601
2009	7.682907	10.172991	32.41%	9,175
2008	11.185080	7.682907	-31.31%	18,280
2007	11.040930	11.185080	1.31%	19,588
2006*	10.000000	11.040930	10.41%	16,381
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.476872	16.920035	9.32%	343
2011	14.951559	15.476872	3.51%	3,114
2010	12.691092	14.951559	17.81%	3,291
2009	11.075583	12.691092	14.59%	10,919
2008	15.559038	11.075583	-28.82%	13,497
2007	16.375723	15.559038	-4.99%	17,379
2006	14.317130	16.375723	14.38%	22,641
2005	14.174982	14.317130	1.00%	22,736
2004	13.077676	14.174982	8.39%	4,317
2003*	10.000000	13.077676	30.78%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.391936	22.417039	15.60%	53,311
2011	20.633627	19.391936	-6.02%	130,133
2010	16.478949	20.633627	25.21%	224,027
2009	13.066078	16.478949	26.12%	351,235
2008	19.976991	13.066078	-34.59%	5,982
2007	20.959357	19.976991	-4.69%	433
2006	18.346803	20.959357	14.24%	0
2005	17.272672	18.346803	6.22%	0
2004	14.293865	17.272672	20.84%	0
2003*	10.000000	14.293865	42.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.562053	16.089808	10.49%	0
2011	17.722721	14.562053	-17.83%	0
2010	15.443947	17.722721	14.76%	0
2009	9.161213	15.443947	68.58%	0
2008	19.823856	9.161213	-53.79%	0
2007	15.776045	19.823856	25.66%	0
2006	12.604311	15.776045	25.16%	0
2005*	10.000000	12.604311	26.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0
2006	17.009548	20.173294	18.60%	0
2005	15.809963	17.009548	7.59%	0
2004	13.659387	15.809963	15.74%	0
2003*	10.000000	13.659387	36.59%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.848831	13.687444	15.52%	20,324
2011	13.584255	11.848831	-12.78%	43,529
2010	12.832119	13.584255	5.86%	41,735
2009	9.578090	12.832119	33.97%	42,090
2008	16.455978	9.578090	-41.80%	847,741
2007	14.599101	16.455978	12.72%	412,206
2006	12.307923	14.599101	18.62%	256,299
2005	11.443684	12.307923	7.55%	27,866
2004*	10.000000	11.443684	14.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.108064	16.974047	12.35%	0
2011	15.600261	15.108064	-3.16%	0
2010	13.967081	15.600261	11.69%	0
2009	12.051193	13.967081	15.90%	0
2008	11.619981	12.051193	3.71%	0
2007	10.718562	11.619981	8.41%	0
2006	9.726551	10.718562	10.20%	0
2005*	10.000000	9.726551	-2.73%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.150328	1.50%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.892524	9.901797	11.35%	1,208
2011	10.295632	8.892524	-13.63%	1,155
2010*	10.000000	10.295632	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.904628	13.057053	19.74%	1,508
2011	11.269173	10.904628	-3.23%	1,701
2010*	10.000000	11.269173	12.69%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.670053	-3.30%	10,936
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.325604	13.179544	16.37%	5,028
2011	12.498301	11.325604	-9.38%	5,028
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	1,260

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.738396	7.38%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.996521	-0.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
2007	13.719160	14.773086	7.68%	0
2006	12.723262	13.719160	7.83%	0
2005	12.101488	12.723262	5.14%	0
2004	11.443645	12.101488	5.75%	0
2003*	10.000000	11.443645	14.44%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.314966	19.731658	20.94%	16,207
2011	17.953094	16.314966	-9.12%	35,043
2010	17.266141	17.953094	3.98%	34,657
2009	12.109370	17.266141	42.58%	26,988
2008	22.268831	12.109370	-45.62%	26,334
2007	16.692231	22.268831	33.41%	8,000
2006	15.664813	16.692231	6.56%	0
2005	14.251148	15.664813	9.92%	0
2004	12.371130	14.251148	15.20%	0
2003*	10.000000	12.371130	23.71%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.888340	-1.12%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
2006	21.341330	30.559669	43.19%	0
2005	16.562866	21.341330	28.85%	0
2004	14.290852	16.562866	15.90%	0
2003*	10.000000	14.290852	42.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.830612	15.757905	13.93%	507
2011	14.110530	13.830612	-1.98%	507
2010	12.884210	14.110530	9.52%	632
2009	9.485726	12.884210	35.83%	696
2008	15.414900	9.485726	-38.46%	711
2007	14.220129	15.414900	8.40%	1,116
2006	13.570197	14.220129	4.79%	1,139
2005	13.332303	13.570197	1.78%	481
2004	12.527515	13.332303	6.42%	389
2003*	10.000000	12.527515	25.28%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.548515	17.593622	13.15%	180,262
2011	15.996542	15.548515	-2.80%	440,419
2010	14.729169	15.996542	8.60%	722,394
2009	12.318074	14.729169	19.57%	838,862
2008	18.756381	12.318074	-34.33%	54,039
2007	17.854393	18.756381	5.05%	18,329
2006	15.171686	17.854393	17.68%	9,321
2005	14.592051	15.171686	3.97%	10,231
2004	13.013769	14.592051	12.13%	0
2003*	10.000000	13.013769	30.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.238174	11.589726	13.20%	3,168
2011	10.673806	10.238174	-4.08%	6,844
2010*	10.000000	10.673806	6.74%	3,915
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.015735	10.016553	11.10%	0
2011*	10.000000	9.015735	-9.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.395155	14.969107	11.75%	14,547
2011	13.650464	13.395155	-1.87%	67,596
2010	12.353990	13.650464	10.49%	69,638
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.595173	10.841715	12.99%	1,097,624
2011	9.735136	9.595173	-1.44%	2,095,301
2010	8.899746	9.735136	9.39%	2,198,875
2009	7.384802	8.899746	20.51%	2,162,923
2008	10.769435	7.384802	-31.43%	2,142,414
2007	10.391833	10.769435	3.63%	576,435
2006*	10.000000	10.391833	3.92%	70,822

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.743477	11.011421	2.49%	1,021,294
2011	10.405675	10.743477	3.25%	1,815,154
2010	10.053791	10.405675	3.50%	1,848,068
2009	9.180297	10.053791	9.51%	1,784,460
2008	10.431022	9.180297	-11.99%	1,896,531
2007	10.374046	10.431022	0.55%	469,546
2006*	10.000000	10.374046	3.74%	33
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.504160	11.330067	19.21%	19,164
2011	10.731545	9.504160	-11.44%	40,747
2010	9.873794	10.731545	8.69%	38,714
2009	7.140620	9.873794	38.28%	24,650
2008	11.917257	7.140620	-40.08%	23,997
2007	10.672505	11.917257	11.66%	3,095
2006*	10.000000	10.672505	6.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.839576	10.133417	14.64%	30,533
2011	9.497129	8.839576	-6.92%	64,833
2010	8.228464	9.497129	15.42%	62,750
2009	6.071730	8.228464	35.52%	63,496
2008	11.146413	6.071730	-45.53%	109,938
2007	10.202232	11.146413	9.25%	52,024
2006*	10.000000	10.202232	2.02%	40,066
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.774651	8.886886	14.31%	1,339,935
2011	8.143431	7.774651	-4.53%	2,534,523
2010	7.514524	8.143431	8.37%	2,600,691
2009	5.888236	7.514524	27.62%	2,484,107
2008	9.736275	5.888236	-39.52%	2,412,154
2007*	10.000000	9.736275	-2.64%	474,074
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	0
2007	13.747460	13.843431	0.70%	0
2006	12.727746	13.747460	8.01%	0
2005	12.730150	12.727746	-0.02%	0
2004	11.840898	12.730150	7.51%	0
2003*	10.000000	11.840898	18.41%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.665295	14.185941	12.01%	0
2011	12.493682	12.665295	1.37%	0
2010	11.306291	12.493682	10.50%	0
2009	7.925884	11.306291	42.65%	0
2008	11.288687	7.925884	-29.79%	0
2007	11.206774	11.288687	0.73%	0
2006	10.375946	11.206774	8.01%	0
2005*	10.000000	10.375946	3.76%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.880964	16.016942	15.39%	62,394
2011	14.586241	13.880964	-4.84%	99,139
2010	12.938547	14.586241	12.73%	170,252
2009	10.329810	12.938547	25.25%	71,895
2008	16.850630	10.329810	-38.70%	177,026
2007	17.720355	16.850630	-4.91%	652,440
2006	15.702314	17.720355	12.85%	491,284
2005	15.467889	15.702314	1.52%	63,503
2004	13.528592	15.467889	14.33%	0
2003*	10.000000	13.528592	35.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.365606	8.402943	14.08%	2,106
2011	8.537717	7.365606	-13.73%	6,628
2010	7.577228	8.537717	12.68%	5,247
2009	5.072828	7.577228	49.37%	5,108
2008*	10.000000	5.072828	-49.27%	4,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.881865	9.659900	8.76%	261,334
2011	9.402248	8.881865	-5.53%	589,409
2010	7.792321	9.402248	20.66%	1,044,263
2009	6.078957	7.792321	28.19%	1,734,812
2008*	10.000000	6.078957	-39.21%	1,996,704
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	9,528
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.556212	10.363223	8.44%	1,371,213
2011	9.919113	9.556212	-3.66%	2,178,519
2010	9.200321	9.919113	7.81%	2,301,383
2009	7.863141	9.200321	17.01%	1,169,541
2008*	10.000000	7.863141	-21.37%	1,176,900

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.965881	9.949099	10.97%	671,582
2011	9.509062	8.965881	-5.71%	787,757
2010	8.664336	9.509062	9.75%	778,053
2009	7.146054	8.664336	21.25%	337,648
2008*	10.000000	7.146054	-28.54%	347,014
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.265025	10.774821	4.97%	14,116
2011	10.365215	10.265025	-0.97%	20,630
2010	9.938708	10.365215	4.29%	9,446
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.265691	10.166637	9.72%	229,273
2011	9.714820	9.265691	-4.62%	401,478
2010	8.932762	9.714820	8.75%	1,428,177
2009	7.501354	8.932762	19.08%	181,094
2008*	10.000000	7.501354	-24.99%	181,094
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.639404	9.666390	11.89%	340,180
2011	9.280464	8.639404	-6.91%	412,374
2010	8.387218	9.280464	10.65%	431,661
2009	6.785554	8.387218	23.60%	93,458
2008*	10.000000	6.785554	-32.14%	128,560
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.819396	10.551115	7.45%	49,358
2011	10.082438	9.819396	-2.61%	66,007
2010	9.469522	10.082438	6.47%	62,363
2009	8.240441	9.469522	14.92%	41,829
2008*	10.000000	8.240441	-17.60%	53,189
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.203987	11.758689	4.95%	154,689
2011	10.799155	11.203987	3.75%	423,048
2010	10.356999	10.799155	4.27%	804,154
2009	9.767091	10.356999	6.04%	1,199,554
2008*	10.000000	9.767091	-2.33%	936
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.149128	12.707335	4.59%	4,987
2011	11.731232	12.149128	3.56%	8,556
2010	11.111871	11.731232	5.57%	8,547
2009	9.772882	11.111871	13.70%	5,788
2008*	10.000000	9.772882	-2.27%	6,758

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0
2006	25.184211	33.525551	33.12%	0
2005	19.487625	25.184211	29.23%	0
2004	16.570047	19.487625	17.61%	0
2003*	10.000000	16.570047	65.70%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.032125	18.302794	14.16%	0
2011	21.209000	16.032125	-24.41%	0
2010	18.741169	21.209000	13.17%	0
2009	11.767872	18.741169	59.26%	0
2008	28.602167	11.767872	-58.86%	0
2007	20.140066	28.602167	42.02%	0
2006	15.102390	20.140066	33.36%	0
2005	11.672400	15.102390	29.39%	0
2004*	10.000000	11.672400	16.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.124667	12.200936	0.63%	266,046
2011	11.575769	12.124667	4.74%	551,483
2010	11.313330	11.575769	2.32%	945,573
2009	11.282253	11.313330	0.28%	1,546,957
2008	10.725721	11.282253	5.19%	1,853,846
2007	10.251375	10.725721	4.63%	1,679,779
2006	10.157990	10.251375	0.92%	837,095
2005	10.073025	10.157990	0.84%	59,918
2004	9.989553	10.073025	0.84%	0
2003*	10.000000	9.989553	-0.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.646020	7.477636	12.51%	775
2011	7.561895	6.646020	-12.11%	6,526
2010	6.852649	7.561895	10.35%	4,752
2009	5.421013	6.852649	26.41%	5,091
2008*	10.000000	5.421013	-45.79%	131
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.179187	8.286807	15.43%	2,076
2011	8.435671	7.179187	-14.89%	3,080
2010	8.043441	8.435671	4.88%	937
2009	6.404701	8.043441	25.59%	897
2008	11.525594	6.404701	-44.43%	883
2007	10.791318	11.525594	6.80%	0
2006*	10.000000	10.791318	7.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.198982	17.201230	13.17%	169,825
2011	16.200999	15.198982	-6.18%	359,919
2010	14.473283	16.200999	11.94%	470,824
2009	11.651691	14.473283	24.22%	1,019,904
2008	18.893750	11.651691	-38.33%	1,196,998
2007	18.262793	18.893750	3.45%	1,293,075
2006	16.001796	18.262793	14.13%	1,259,667
2005	15.181595	16.001796	5.40%	1,154,492
2004	13.634433	15.181595	11.35%	113,884
2003*	10.000000	13.634433	36.34%	3,544
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.103914	12.928140	6.81%	161,120
2011	12.285861	12.103914	-1.48%	430,034
2010	11.456955	12.285861	7.23%	371,985
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.713199	13.934452	9.61%	38,291
2011	13.141486	12.713199	-3.26%	38,761
2010	12.012377	13.141486	9.40%	38,761
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.918288	12.239845	2.70%	53,108
2011	11.856895	11.918288	0.52%	33,164
2010	11.466489	11.856895	3.40%	41,734
2009	10.764505	11.466489	6.52%	145,778
2008	11.730073	10.764505	-8.23%	154,152
2007	11.400425	11.730073	2.89%	137,318
2006	10.996193	11.400425	3.68%	135,072
2005	10.899641	10.996193	0.89%	68,805
2004	10.665718	10.899641	2.19%	0
2003*	10.000000	10.665718	6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.821533	14.955172	8.20%	953,960
2011	14.159159	13.821533	-2.38%	2,015,645
2010	13.072959	14.159159	8.31%	4,729,017
2009	11.237250	13.072959	16.34%	6,185,324
2008	14.983500	11.237250	-25.00%	6,489,256
2007	14.524060	14.983500	3.16%	6,016,193
2006	13.356251	14.524060	8.74%	4,850,817
2005	12.982902	13.356251	2.88%	1,225,848
2004	12.137820	12.982902	6.96%	93,537
2003*	10.000000	12.137820	21.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.747040	16.381137	11.08%	469,614
2011	15.429355	14.747040	-4.42%	741,531
2010	14.003189	15.429355	10.18%	921,920
2009	11.528165	14.003189	21.47%	1,310,606
2008	17.207732	11.528165	-33.01%	1,500,926
2007	16.602976	17.207732	3.64%	1,433,538
2006	14.843088	16.602976	11.86%	1,382,261
2005	14.195319	14.843088	4.56%	1,011,964
2004	12.968571	14.195319	9.46%	240,048
2003*	10.000000	12.968571	29.69%	45,317
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.030269	13.746282	5.49%	497,656
2011	13.073475	13.030269	-0.33%	1,531,595
2010	12.337256	13.073475	5.97%	1,849,203
2009	11.028259	12.337256	11.87%	1,959,970
2008	13.293726	11.028259	-17.04%	2,042,488
2007	12.861755	13.293726	3.36%	1,505,476
2006	12.147263	12.861755	5.88%	234,619
2005	11.904707	12.147263	2.04%	137,357
2004	11.376700	11.904707	4.64%	8,178
2003*	10.000000	11.376700	13.77%	5,373
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.948434	14.972672	15.63%	9,006
2011	13.598696	12.948434	-4.78%	30,284
2010	12.832801	13.598696	5.97%	45,898
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.266223	22.099580	14.71%	404
2011	20.244067	19.266223	-4.83%	3,795
2010	16.426672	20.244067	23.24%	4,463
2009	12.300771	16.426672	33.54%	4,065
2008	19.827051	12.300771	-37.96%	3,963
2007	18.879598	19.827051	5.02%	2,457
2006	17.592905	18.879598	7.31%	2,458
2005	16.070571	17.592905	9.47%	2,075
2004	14.220117	16.070571	13.01%	0
2003*	10.000000	14.220117	42.20%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.416070	9.194196	-2.36%	95,318
2011	9.642034	9.416070	-2.34%	273,029
2010	9.874059	9.642034	-2.35%	307,190
2009	10.107442	9.874059	-2.31%	372,347
2008	10.142390	10.107442	-0.34%	315,759
2007	9.912735	10.142390	2.32%	564,735
2006	9.710708	9.912735	2.08%	200,430
2005	9.685343	9.710708	0.26%	55,644
2004	9.838596	9.685343	-1.56%	0
2003*	10.000000	9.838596	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.850405	14.084791	9.61%	14,591
2011	12.467171	12.850405	3.07%	45,150
2010	11.544789	12.467171	7.99%	44,146
2009	9.505138	11.544789	21.46%	36,832
2008	11.768953	9.505138	-19.24%	36,564
2007	11.520873	11.768953	2.15%	19,760
2006	11.252909	11.520873	2.38%	0
2005	11.277114	11.252909	-0.21%	0
2004	10.840190	11.277114	4.03%	0
2003*	10.000000	10.840190	8.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.857747	8.863522	12.80%	304,394
2011	8.903358	7.857747	-11.74%	571,634
2010	8.011424	8.903358	11.13%	890,750
2009	6.027735	8.011424	32.91%	1,445,542
2008*	10.000000	6.027735	-39.72%	1,390,143
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0
2006	17.502808	20.921852	19.53%	0
2005	16.033084	17.502808	9.17%	0
2004	13.682356	16.033084	17.18%	0
2003*	10.000000	13.682356	36.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.328407	9.510397	14.19%	20,318
2011	10.201682	8.328407	-18.36%	42,421
2010	9.869581	10.201682	3.36%	36,418
2009	7.805251	9.869581	26.45%	28,078
2008	14.927787	7.805251	-47.71%	547,676
2007	14.887375	14.927787	0.27%	604,961
2006	12.454076	14.887375	19.54%	305,648
2005	11.406809	12.454076	9.18%	32,542
2004*	10.000000	11.406809	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.417595	9.545970	13.40%	109,157
2011	8.907693	8.417595	-5.50%	255,967
2010	7.907436	8.907693	12.65%	444,491
2009	6.260205	7.907436	26.31%	827,688
2008*	10.000000	6.260205	-37.40%	1,001
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	447
2010	7.774100	8.559142	10.10%	420
2009	6.248393	7.774100	24.42%	955
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.798826	9.849779	11.94%	146,795
2011	9.429899	8.798826	-6.69%	326,296
2010	7.635585	9.429899	23.50%	561,014
2009	6.171167	7.635585	23.73%	743,090
2008*	10.000000	6.171167	-38.29%	638,318
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.442862	10.727602	13.61%	169,890
2011	9.899476	9.442862	-4.61%	360,081
2010	8.473892	9.899476	16.82%	536,023
2009	6.651221	8.473892	27.40%	703,529
2008*	10.000000	6.651221	-33.49%	1,088,527
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.090457	14.455687	10.43%	4,141
2011	13.521315	13.090457	-3.19%	5,467
2010	11.067857	13.521315	22.17%	5,069
2009	8.911497	11.067857	24.20%	5,576
2008	17.070507	8.911497	-47.80%	4,891
2007	15.966679	17.070507	6.91%	3,462
2006	15.876031	15.966679	0.57%	0
2005	15.089610	15.876031	5.21%	0
2004	13.654589	15.089610	10.51%	0
2003*	10.000000	13.654589	36.55%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.274469	21.467340	17.47%	310
2011	19.792806	18.274469	-7.67%	1,459
2010	16.025902	19.792806	23.51%	1,050
2009	13.039574	16.025902	22.90%	1,324
2008	19.725378	13.039574	-33.89%	0
2007	21.777194	19.725378	-9.42%	0
2006	19.043904	21.777194	14.35%	0
2005	18.973124	19.043904	0.37%	0
2004	16.606993	18.973124	14.25%	0
2003*	10.000000	16.606993	66.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.788073	20.013871	12.51%	606
2011	19.337540	17.788073	-8.01%	4,204
2010	15.844558	19.337540	22.05%	3,936
2009	12.070166	15.844558	31.27%	4,833
2008	20.052236	12.070166	-39.81%	117,866
2007	20.155684	20.052236	-0.51%	102,729
2006	18.468949	20.155684	9.13%	102,938
2005	16.884771	18.468949	9.38%	8,031
2004	14.556637	16.884771	15.99%	0
2003*	10.000000	14.556637	45.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.886807	14.325722	11.17%	174,865
2011	13.146590	12.886807	-1.98%	384,991
2010	11.890424	13.146590	10.56%	698,788
2009	9.698093	11.890424	22.61%	1,042,505
2008	17.010187	9.698093	-42.99%	1,303,617
2007	16.147227	17.010187	5.34%	1,001,626
2006	14.580741	16.147227	10.74%	655,913
2005	13.948628	14.580741	4.53%	53,039
2004	13.040944	13.948628	6.96%	887
2003*	10.000000	13.040944	30.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.127604	10.237444	1.08%	34,470
2011	10.237763	10.127604	-1.08%	73,590
2010	10.236421	10.237763	0.01%	79,517
2009	9.786923	10.236421	4.59%	77,941
2008*	10.000000	9.786923	-2.13%	28,640

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.393575	13.301835	16.75%	218,387
2011	13.323024	11.393575	-14.48%	411,702
2010	12.829265	13.323024	3.85%	622,713
2009*	10.000000	12.829265	28.29%	996,028
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.547057	9.751447	2.14%	125,523
2011	9.748031	9.547057	-2.06%	419,253
2010	9.481500	9.748031	2.81%	774,037
2009	8.567794	9.481500	10.66%	1,149,766
2008	10.135052	8.567794	-15.46%	1,990,849
2007	9.907529	10.135052	2.30%	1,798,921
2006	9.736191	9.907529	1.76%	925,212
2005	9.828001	9.736191	-0.93%	2,999
2004	9.986709	9.828001	-1.59%	0
2003*	10.000000	9.986709	-0.13%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.913186	12.658722	6.26%	0
2011	12.330071	11.913186	-3.38%	21
2010	10.556295	12.330071	16.80%	21
2009	8.806539	10.556295	19.87%	31
2008	14.900766	8.806539	-40.90%	42
2007	15.183234	14.900766	-1.86%	38
2006	14.771886	15.183234	2.78%	0
2005	14.700363	14.771886	0.49%	0
2004	13.455901	14.700363	9.25%	0
2003*	10.000000	13.455901	34.56%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.134441	15.316853	8.37%	434
2011	14.933971	14.134441	-5.35%	806
2010	12.448019	14.933971	19.97%	809
2009	9.699424	12.448019	28.34%	1,159
2008	16.403325	9.699424	-40.87%	1,170
2007	15.611658	16.403325	5.07%	1,215,678
2006	14.059715	15.611658	11.04%	768,881
2005	13.473176	14.059715	4.35%	60,247
2004	12.179899	13.473176	10.62%	0
2003*	10.000000	12.179899	21.80%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.126165	14.321847	18.11%	0
2011	13.569990	12.126165	-10.64%	0
2010	12.013919	13.569990	12.95%	0
2009	8.826967	12.013919	36.10%	0
2008	15.153984	8.826967	-41.75%	0
2007	14.634069	15.153984	3.55%	0
2006	12.764329	14.634069	14.65%	0
2005	11.460639	12.764329	11.38%	0
2004*	10.000000	11.460639	14.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0
2006	19.427071	22.266032	14.61%	0
2005	17.440917	19.427071	11.39%	0
2004	15.024154	17.440917	16.09%	0
2003*	10.000000	15.024154	50.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.462369	15.328684	13.86%	167,704
2011	13.829177	13.462369	-2.65%	382,826
2010	12.226742	13.829177	13.11%	684,638
2009	9.782496	12.226742	24.99%	966,970
2008	16.323497	9.782496	-40.07%	1,137,907
2007	16.052090	16.323497	1.69%	943,609
2006	14.323371	16.052090	12.07%	679,480
2005	13.870747	14.323371	3.26%	57,819
2004	13.014275	13.870747	6.58%	442
2003*	10.000000	13.014275	30.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.688750	21.473150	14.90%	1,403
2011	19.604814	18.688750	-4.67%	6,492
2010	16.314643	19.604814	20.17%	6,260
2009	12.205611	16.314643	33.67%	6,338
2008	20.162577	12.205611	-39.46%	291,197
2007	20.942082	20.162577	-3.72%	181,400
2006	18.703144	20.942082	11.97%	107,275
2005	17.455969	18.703144	7.14%	7,992
2004	14.999099	17.455969	16.38%	0
2003*	10.000000	14.999099	49.99%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.015568	11.374504	3.26%	120,430
2011	11.167393	11.015568	-1.36%	219,268
2010	10.872327	11.167393	2.71%	355,984
2009*	10.000000	10.872327	8.72%	466,398
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.933340	10.620779	6.92%	2,595
2011*	10.000000	9.933340	-0.67%	3,096
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.175341	13.000415	16.33%	0
2011	12.000790	11.175341	-6.88%	0
2010	10.744545	12.000790	11.69%	0
2009	8.476199	10.744545	26.76%	0
2008	14.160200	8.476199	-40.14%	189
2007	15.435062	14.160200	-8.26%	0
2006	13.635814	15.435062	13.20%	0
2005	13.269238	13.635814	2.76%	0
2004	12.229585	13.269238	8.50%	0
2003*	10.000000	12.229585	22.30%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
2006	15.661240	19.533822	24.73%	0
2005	14.293545	15.661240	9.57%	0
2004	12.597229	14.293545	13.47%	0
2003*	10.000000	12.597229	25.97%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.201488	13.609268	11.54%	0
2011	15.209428	12.201488	-19.78%	0
2010	12.893511	15.209428	17.96%	0
2009	8.056091	12.893511	60.05%	0
2008	13.102459	8.056091	-38.51%	192
2007	12.717468	13.102459	3.03%	88
2006	12.351340	12.717468	2.96%	88
2005	11.966471	12.351340	3.22%	88
2004	11.667245	11.966471	2.56%	0
2003*	10.000000	11.667245	16.67%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.809684	11.525382	6.62%	6,232
2011	10.501649	10.809684	2.93%	26,755
2010	10.064089	10.501649	4.35%	30,631
2009	9.422377	10.064089	6.81%	30,170
2008	10.775844	9.422377	-12.56%	1,320,597
2007	10.489208	10.775844	2.73%	1,299,660
2006	10.371604	10.489208	1.13%	638,663
2005	10.218514	10.371604	1.50%	51,181
2004	10.054892	10.218514	1.63%	248
2003*	10.000000	10.054892	0.55%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
2006	14.686104	15.891369	8.21%	0
2005	13.410974	14.686104	9.51%	0
2004	12.476204	13.410974	7.49%	0
2003*	10.000000	12.476204	24.76%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.666539	-3.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.571411	-4.29%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.471247	15.242553	5.33%	1,022
2011	15.532874	14.471247	-6.83%	2,853
2010	12.547116	15.532874	23.80%	3,241
2009	8.417684	12.547116	49.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
2007	17.166433	17.566454	2.33%	0
2006	15.033932	17.166433	14.18%	0
2005	14.725723	15.033932	2.09%	0
2004	13.565446	14.725723	8.55%	0
2003*	10.000000	13.565446	35.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.844391	21.787804	15.62%	0
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
2008	19.586401	12.282067	-37.29%	0
2007	19.768756	19.586401	-0.92%	0
2006	17.734824	19.768756	11.47%	0
2005	17.039629	17.734824	4.08%	0
2004	14.661856	17.039629	16.22%	0
2003*	10.000000	14.661856	46.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.078644	0.79%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.926202	13.546978	4.80%	0
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0
2008	11.180025	10.738353	-3.95%	0
2007	10.463084	11.180025	6.85%	0
2006	10.552161	10.463084	-0.84%	0
2005	10.644579	10.552161	-0.87%	0
2004	10.307393	10.644579	3.27%	0
2003*	10.000000	10.307393	3.07%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
2007	17.057428	16.573641	-2.84%	0
2006	14.960263	17.057428	14.02%	0
2005	14.664594	14.960263	2.02%	0
2004	13.346817	14.664594	9.87%	0
2003*	10.000000	13.346817	33.47%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.041751	14.793471	13.43%	0
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
2008	12.432558	9.159881	-26.32%	0
2007	13.056693	12.432558	-4.78%	0
2006	11.126388	13.056693	17.35%	0
2005*	10.000000	11.126388	11.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0
2008	19.462376	13.122465	-32.58%	0
2007	20.075193	19.462376	-3.05%	0
2006	17.976834	20.075193	11.67%	0
2005	17.175156	17.976834	4.67%	0
2004	14.437650	17.175156	18.96%	0
2003*	10.000000	14.437650	44.38%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	0
2007	16.281704	16.681925	2.46%	4,533
2006	14.479184	16.281704	12.45%	4,803
2005	14.204392	14.479184	1.93%	4,853
2004	13.188293	14.204392	7.70%	4,737
2003*	10.000000	13.188293	31.88%	5,215
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.061629	16.189512	7.49%	0
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
2008	15.445686	10.594037	-31.41%	0
2007	14.812626	15.445686	4.27%	0
2006	13.059200	14.812626	13.43%	0
2005	12.850257	13.059200	1.63%	0
2004	12.563613	12.850257	2.28%	0
2003*	10.000000	12.563613	25.64%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
2007	15.419875	13.350271	-13.42%	0
2006	15.260764	15.419875	1.04%	0
2005	14.811886	15.260764	3.03%	0
2004	13.666532	14.811886	8.38%	0
2003*	10.000000	13.666532	36.67%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.447961	13.366616	7.38%	0
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
2007	15.071744	16.126182	7.00%	0
2006	13.336513	15.071744	13.01%	0
2005	13.435747	13.336513	-0.74%	0
2004	12.852316	13.435747	4.54%	0
2003*	10.000000	12.852316	28.52%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.703937	12.501368	6.81%	1,058
2011	11.756935	11.703937	-0.45%	579
2010	11.124607	11.756935	5.68%	579
2009	9.486055	11.124607	17.27%	579
2008	10.513384	9.486055	-9.77%	0
2007	10.246616	10.513384	2.60%	0
2006	10.101910	10.246616	1.43%	0
2005	10.248489	10.101910	-1.43%	0
2004	10.163117	10.248489	0.84%	0
2003*	10.000000	10.163117	1.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
2007	11.362864	12.022652	5.81%	0
2006	10.623715	11.362864	6.96%	0
2005*	10.000000	10.623715	6.24%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
2007	11.915395	12.786907	7.31%	0
2006	10.928377	11.915395	9.03%	0
2005*	10.000000	10.928377	9.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
2007	12.273396	13.304385	8.40%	0
2006	11.135158	12.273396	10.22%	0
2005*	10.000000	11.135158	11.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0
2007	15.137362	21.514558	42.13%	0
2006	13.298875	15.137362	13.82%	0
2005*	10.000000	13.298875	32.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.719578	15.673200	14.24%	0
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	0
2009	9.821749	12.450652	26.77%	0
2008	17.598043	9.821749	-44.19%	0
2007	17.806618	17.598043	-1.17%	0
2006	15.211627	17.806618	17.06%	0
2005	14.762249	15.211627	3.04%	0
2004	13.597681	14.762249	8.56%	0
2003*	10.000000	13.597681	35.98%	518

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.870132	15.486179	11.65%	0
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0
2008	18.308274	9.414779	-48.58%	0
2007	14.811943	18.308274	23.60%	0
2006	14.239339	14.811943	4.02%	0
2005	13.827562	14.239339	2.98%	0
2004	13.738615	13.827562	0.65%	0
2003*	10.000000	13.738615	37.39%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.427386	12.808059	3.06%	0
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
2008	10.672126	10.055439	-5.78%	0
2007	10.506855	10.672126	1.57%	0
2006	10.336916	10.506855	1.64%	0
2005	10.393468	10.336916	-0.54%	0
2004	10.220804	10.393468	1.69%	0
2003*	10.000000	10.220804	2.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.606248	24.157279	11.81%	88
2011	24.831608	21.606248	-12.99%	171
2010	19.787872	24.831608	25.49%	171
2009	14.507346	19.787872	36.40%	98
2008	24.613346	14.507346	-41.06%	0
2007	21.867734	24.613346	12.56%	0
2006	19.931837	21.867734	9.71%	0
2005	17.303008	19.931837	15.19%	0
2004	14.221699	17.303008	21.67%	0
2003*	10.000000	14.221699	42.22%	487
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
2007	21.631057	24.708942	14.23%	0
2006	18.817129	21.631057	14.95%	0
2005	16.229931	18.817129	15.94%	0
2004	14.675101	16.229931	10.60%	0
2003*	10.000000	14.675101	46.75%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.979031	11.730672	17.55%	0
2011	12.376383	9.979031	-19.37%	0
2010	11.238942	12.376383	10.12%	0
2009	9.124698	11.238942	23.17%	0
2008	16.679478	9.124698	-45.29%	0
2007	14.600896	16.679478	14.24%	0
2006	12.697142	14.600896	14.99%	0
2005	10.955164	12.697142	15.90%	0
2004*	10.000000	10.955164	9.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	17.053414	21.147708	24.01%	0
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	0
2007	20.760838	21.362284	2.90%	0
2006	18.334807	20.760838	13.23%	0
2005	18.339265	18.334807	-0.02%	0
2004	16.505852	18.339265	11.11%	0
2003*	10.000000	16.505852	65.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
2006*	10.000000	11.037182	10.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
2008	15.520249	11.042301	-28.85%	0
2007	16.343309	15.520249	-5.04%	4,879
2006	14.296091	16.343309	14.32%	4,757
2005	14.161382	14.296091	0.95%	4,931
2004	13.071811	14.161382	8.34%	4,790
2003*	10.000000	13.071811	30.72%	5,590

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.303995	22.303921	15.54%	0
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0
2008	19.927201	13.026819	-34.63%	0
2007	20.917891	19.927201	-4.74%	0
2006	18.319860	20.917891	14.18%	0
2005	17.256120	18.319860	6.16%	0
2004	14.287477	17.256120	20.78%	0
2003*	10.000000	14.287477	42.87%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.512412	16.026716	10.43%	197
2011	17.671351	14.512412	-17.88%	197
2010	15.407057	17.671351	14.70%	197
2009	9.144014	15.407057	68.49%	126
2008	19.796830	9.144014	-53.81%	0
2007	15.762654	19.796830	25.59%	0
2006	12.600033	15.762654	25.10%	0
2005*	10.000000	12.600033	26.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
2007	20.133364	22.684654	12.67%	0
2006	16.984548	20.133364	18.54%	0
2005	15.794791	16.984548	7.53%	0
2004	13.653271	15.794791	15.69%	0
2003*	10.000000	13.653271	36.53%	341

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.802421	13.626834	15.46%	199
2011	13.537970	11.802421	-12.82%	351
2010	12.794950	13.537970	5.81%	351
2009	9.555241	12.794950	33.91%	161
2008	16.425141	9.555241	-41.83%	0
2007	14.579250	16.425141	12.66%	0
2006	12.297462	14.579250	18.55%	0
2005	11.439805	12.297462	7.50%	0
2004*	10.000000	11.439805	14.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.056599	16.907543	12.29%	117
2011	15.555060	15.056599	-3.20%	117
2010	13.933746	15.555060	11.64%	117
2009	12.028607	13.933746	15.84%	117
2008	11.604135	12.028607	3.66%	0
2007	10.709452	11.604135	8.35%	0
2006	9.723251	10.709452	10.14%	0
2005*	10.000000	9.723251	-2.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.146861	1.47%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.887233	9.890808	11.29%	0
2011	10.294763	8.887233	-13.67%	0
2010*	10.000000	10.294763	2.95%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.898138	13.042589	19.68%	0
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.666690	-3.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.734738	7.35%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.993116	-0.07%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
2007	13.692007	14.736249	7.63%	0
2006	12.704566	13.692007	7.77%	0
2005	12.089875	12.704566	5.08%	0
2004	11.438508	12.089875	5.69%	0
2003*	10.000000	11.438508	14.39%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.240951	19.632078	20.88%	0
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
2008	22.213295	12.072964	-45.65%	0
2007	16.659175	22.213295	33.34%	0
2006	15.641781	16.659175	6.50%	0
2005	14.237460	15.641781	9.86%	0
2004	12.365582	14.237460	15.14%	0
2003*	10.000000	12.365582	23.66%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.884911	-1.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.018150	27.634437	10.46%	61
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
2007	30.499218	38.103065	24.93%	0
2006	21.309989	30.499218	43.12%	0
2005	16.546978	21.309989	28.78%	0
2004	14.284449	16.546978	15.84%	0
2003*	10.000000	14.284449	42.84%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.767844	15.678340	13.88%	0
2011	14.053687	13.767844	-2.03%	0
2010	12.838881	14.053687	9.46%	0
2009	9.457199	12.838881	35.76%	0
2008	15.376435	9.457199	-38.50%	0
2007	14.191951	15.376435	8.35%	0
2006	13.550232	14.191951	4.74%	81
2005	13.319487	13.550232	1.73%	81
2004	12.521890	13.319487	6.37%	81
2003*	10.000000	12.521890	25.22%	81
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.478018	17.504873	13.10%	323
2011	15.932162	15.478018	-2.85%	323
2010	14.677396	15.932162	8.55%	323
2009	12.281065	14.677396	19.51%	238
2008	18.709634	12.281065	-34.36%	0
2007	17.819068	18.709634	5.00%	0
2006	15.149396	17.819068	17.62%	0
2005	14.578054	15.149396	3.92%	0
2004	13.007946	14.578054	12.07%	0
2003*	10.000000	13.007946	30.08%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.012673	10.008003	11.04%	0
2011*	10.000000	9.012673	-9.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.376901	14.941048	11.69%	0
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	0
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.567364	10.804736	12.93%	0
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
2007	10.388304	10.760245	3.58%	0
2006*	10.000000	10.388304	3.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.712367	10.973899	2.44%	0
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
2007	10.370531	10.422119	0.50%	0
2006*	10.000000	10.370531	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.476613	11.291437	19.15%	0
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
2007	10.668873	11.907068	11.61%	0
2006*	10.000000	10.668873	6.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.813957	10.098875	14.58%	0
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
2007	10.198772	11.136891	9.20%	0
2006*	10.000000	10.198772	1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.756072	8.861095	14.25%	0
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
2007*	10.000000	9.732937	-2.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
2007	13.720218	13.808890	0.65%	0
2006	12.709010	13.720218	7.96%	0
2005	12.717918	12.709010	-0.07%	0
2004	11.835577	12.717918	7.45%	0
2003*	10.000000	11.835577	18.36%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.622188	14.130398	11.95%	149
2011	12.457517	12.622188	1.32%	149
2010	11.279336	12.457517	10.45%	149
2009	7.911027	11.279336	42.58%	149
2008	11.273300	7.911027	-29.83%	0
2007	11.197258	11.273300	0.68%	0
2006	10.372432	11.197258	7.95%	0
2005*	10.000000	10.372432	3.72%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.817957	15.936048	15.33%	0
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
2008	16.808572	10.298729	-38.73%	0
2007	17.685246	16.808572	-4.96%	0
2006	15.679216	17.685246	12.79%	0
2005	15.453033	15.679216	1.46%	0
2004	13.522524	15.453033	14.28%	0
2003*	10.000000	13.522524	35.23%	694
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.865197	9.636828	8.70%	0
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
2008*	10.000000	6.076866	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.538266	10.338451	8.39%	0
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.949074	9.925352	10.91%	0
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.245779	10.749121	4.91%	0
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.248297	10.142337	9.67%	0
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.800970	10.525908	7.40%	0
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.182985	11.730627	4.90%	0
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.126376	12.677031	4.54%	0
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
2007	33.459249	47.408702	41.69%	0
2006	25.147238	33.459249	33.05%	0
2005	19.468943	25.147238	29.17%	0
2004	16.562641	19.468943	17.55%	0
2003*	10.000000	16.562641	65.63%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.969322	18.221748	14.10%	0
2011	21.136729	15.969322	-24.45%	0
2010	18.686852	21.136729	13.11%	0
2009	11.739775	18.686852	59.18%	0
2008	28.548554	11.739775	-58.88%	0
2007	20.112666	28.548554	41.94%	0
2006	15.089546	20.112666	33.29%	0
2005	11.668428	15.089546	29.32%	0
2004*	10.000000	11.668428	16.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.069717	12.139413	0.58%	0
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
2008	10.698976	11.248359	5.13%	0
2007	10.231074	10.698976	4.57%	0
2006	10.143040	10.231074	0.87%	0
2005	10.063343	10.143040	0.79%	0
2004	9.985062	10.063343	0.78%	0
2003*	10.000000	9.985062	-0.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.633540	7.459759	12.46%	0
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
2008*	10.000000	5.419158	-45.81%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
2007	10.787646	11.515743	6.75%	0
2006*	10.000000	10.787646	7.88%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
2007	18.226640	18.846640	3.40%	0
2006	15.978276	18.226640	14.07%	0
2005	15.167023	15.978276	5.35%	0
2004	13.628322	15.167023	11.29%	0
2003*	10.000000	13.628322	36.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.864224	12.178063	2.65%	0
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
2008	11.700793	10.732127	-8.28%	0
2007	11.377827	11.700793	2.84%	0
2006	10.980000	11.377827	3.62%	0
2005	10.889154	10.980000	0.83%	0
2004	10.660918	10.889154	2.14%	0
2003*	10.000000	10.660918	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.758856	14.879719	8.15%	0
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0
2008	14.946124	11.203480	-25.04%	0
2007	14.495297	14.946124	3.11%	0
2006	13.336606	14.495297	8.69%	0
2005	12.970434	13.336606	2.82%	0
2004	12.132370	12.970434	6.91%	0
2003*	10.000000	12.132370	21.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.680173	16.298507	11.02%	0
2011	15.367236	14.680173	-4.47%	0
2010	13.953951	15.367236	10.13%	0
2009	11.493521	13.953951	21.41%	0
2008	17.164824	11.493521	-33.04%	0
2007	16.570109	17.164824	3.59%	4,450
2006	14.821279	16.570109	11.80%	4,723
2005	14.181698	14.821279	4.51%	4,772
2004	12.962759	14.181698	9.40%	4,764
2003*	10.000000	12.962759	29.63%	5,297
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.971176	13.676920	5.44%	0
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
2008	13.260561	10.995112	-17.08%	0
2007	12.836281	13.260561	3.31%	5,802
2006	12.129392	12.836281	5.83%	6,079
2005	11.893276	12.129392	1.99%	5,854
2004	11.371597	11.893276	4.59%	5,665
2003*	10.000000	11.371597	13.72%	6,003
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.930791	14.944600	15.57%	629
2011	13.587105	12.930791	-4.83%	629
2010	12.828419	13.587105	5.91%	629
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.178853	21.988063	14.65%	0
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0
2008	19.777604	12.263795	-37.99%	0
2007	18.842211	19.777604	4.96%	0
2006	17.567024	18.842211	7.26%	0
2005	16.055123	17.567024	9.42%	0
2004	14.213733	16.055123	12.96%	0
2003*	10.000000	14.213733	42.14%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.373181	9.147615	-2.41%	0
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0
2008	10.116888	10.076866	-0.40%	0
2007	9.892906	10.116888	2.26%	0
2006	9.696233	9.892906	2.03%	0
2005	9.675846	9.696233	0.21%	0
2004	9.833986	9.675846	-1.61%	0
2003*	10.000000	9.833986	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.792147	14.013744	9.55%	797
2011	12.416988	12.792147	3.02%	797
2010	11.504219	12.416988	7.93%	797
2009	9.476576	11.504219	21.40%	603
2008	11.739599	9.476576	-19.28%	0
2007	11.498052	11.739599	2.10%	0
2006	11.236363	11.498052	2.33%	0
2005	11.266279	11.236363	-0.27%	0
2004	10.835323	11.266279	3.98%	0
2003*	10.000000	10.835323	8.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
2007	20.882678	20.930654	0.23%	0
2006	17.478955	20.882678	19.47%	0
2005	16.019415	17.478955	9.11%	0
2004	13.677693	16.019415	17.12%	0
2003*	10.000000	13.677693	36.78%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.295786	9.468290	14.13%	0
2011	10.166923	8.295786	-18.40%	0
2010	9.840982	10.166923	3.31%	0
2009	7.786620	9.840982	26.38%	0
2008	14.899800	7.786620	-47.74%	0
2007	14.867113	14.899800	0.22%	0
2006	12.443489	14.867113	19.48%	0
2005	11.402939	12.443489	9.13%	0
2004*	10.000000	11.402939	14.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.401781	9.523151	13.35%	0
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
2008*	10.000000	6.258057	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.834394	8.990984	14.76%	0
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.782318	9.826246	11.89%	0
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
2008*	10.000000	6.169051	-38.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.425153	10.701997	13.55%	0
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0
2007	15.935079	17.027965	6.86%	0
2006	15.852707	15.935079	0.52%	0
2005	15.075139	15.852707	5.16%	0
2004	13.648474	15.075139	10.45%	0
2003*	10.000000	13.648474	36.48%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.191579	21.359001	17.41%	0
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0
2008	19.676194	13.000376	-33.93%	0
2007	21.734096	19.676194	-9.47%	0
2006	19.015924	21.734096	14.29%	0
2005	18.954921	19.015924	0.32%	0
2004	16.599553	18.954921	14.19%	0
2003*	10.000000	16.599553	66.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.707433	19.912923	12.46%	0
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
2008	20.002253	12.033906	-39.84%	0
2007	20.115799	20.002253	-0.56%	0
2006	18.441819	20.115799	9.08%	0
2005	16.868575	18.441819	9.33%	0
2004	14.550118	16.868575	15.93%	0
2003*	10.000000	14.550118	45.50%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	0
2007	16.115265	16.967780	5.29%	0
2006	14.559299	16.115265	10.69%	0
2005	13.935234	14.559299	4.48%	0
2004	13.035102	13.935234	6.91%	0
2003*	10.000000	13.035102	30.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.267104	10.453450	12.80%	262
2011	8.945347	9.267104	3.60%	262
2010	7.059729	8.945347	26.71%	262
2009	5.542287	7.059729	27.38%	162
2008*	10.000000	5.542287	-44.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.108599	10.212988	1.03%	0
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.378023	13.276862	16.69%	0
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.503798	9.702266	2.09%	0
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0
2008	10.109792	8.542060	-15.51%	0
2007	9.887928	10.109792	2.24%	0
2006	9.721871	9.887928	1.71%	0
2005	9.818562	9.721871	-0.98%	0
2004	9.982221	9.818562	-1.64%	0
2003*	10.000000	9.982221	-0.18%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.859194	12.594887	6.20%	0
2011	12.280472	11.859194	-3.43%	0
2010	10.519198	12.280472	16.74%	0
2009	8.780080	10.519198	19.81%	0
2008	14.863630	8.780080	-40.93%	0
2007	15.153195	14.863630	-1.91%	0
2006	14.750184	15.153195	2.73%	0
2005	14.686262	14.750184	0.44%	0
2004	13.449871	14.686262	9.19%	0
2003*	10.000000	13.449871	34.50%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
2007	15.582420	16.364175	5.02%	0
2006	14.040548	15.582420	10.98%	0
2005	13.461682	14.040548	4.30%	0
2004	12.175732	13.461682	10.56%	0
2003*	10.000000	12.175732	21.76%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.078659	14.258429	18.05%	0
2011	13.523746	12.078659	-10.69%	0
2010	11.979102	13.523746	12.89%	0
2009	8.805899	11.979102	36.03%	0
2008	15.125579	8.805899	-41.78%	0
2007	14.614166	15.125579	3.50%	0
2006	12.753485	14.614166	14.59%	0
2005	11.456748	12.753485	11.32%	0
2004*	10.000000	11.456748	14.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
2007	22.221980	23.004518	3.52%	0
2006	19.398534	22.221980	14.55%	0
2005	17.424186	19.398534	11.33%	0
2004	15.017425	17.424186	16.03%	0
2003*	10.000000	15.017425	50.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.401323	15.251341	13.80%	0
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	0
2009	9.753109	12.183755	24.92%	0
2008	16.282810	9.753109	-40.10%	0
2007	16.020323	16.282810	1.64%	0
2006	14.302317	16.020323	12.01%	0
2005	13.857431	14.302317	3.21%	0
2004	13.008434	13.857431	6.53%	0
2003*	10.000000	13.008434	30.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.604010	21.364819	14.84%	0
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
2008	20.112327	12.168939	-39.50%	0
2007	20.900654	20.112327	-3.77%	0
2006	18.675684	20.900654	11.91%	0
2005	17.439231	18.675684	7.09%	0
2004	14.992384	17.439231	16.32%	0
2003*	10.000000	14.992384	49.92%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.000548	11.353169	3.21%	0
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.125813	12.936165	16.27%	0
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	0
2009	8.451603	10.707877	26.70%	0
2008	14.126361	8.451603	-40.17%	0
2007	15.406108	14.126361	-8.31%	0
2006	13.617198	15.406108	13.14%	0
2005	13.257903	13.617198	2.71%	0
2004	12.225398	13.257903	8.45%	0
2003*	10.000000	12.225398	22.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
2007	19.497223	20.618722	5.75%	0
2006	15.639878	19.497223	24.66%	0
2005	14.281341	15.639878	9.51%	0
2004	12.592919	14.281341	13.41%	0
2003*	10.000000	12.592919	25.93%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.147428	13.542010	11.48%	0
2011	15.149799	12.147428	-19.82%	0
2010	12.849536	15.149799	17.90%	0
2009	8.032730	12.849536	59.96%	0
2008	13.071164	8.032730	-38.55%	0
2007	12.693644	13.071164	2.97%	0
2006	12.334505	12.693644	2.91%	0
2005	11.956265	12.334505	3.16%	0
2004	11.663262	11.956265	2.51%	0
2003*	10.000000	11.663262	16.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
2008	10.750102	9.395057	-12.60%	0
2007	10.469540	10.750102	2.68%	0
2006	10.357447	10.469540	1.08%	0
2005	10.209786	10.357447	1.45%	0
2004	10.051446	10.209786	1.58%	0
2003*	10.000000	10.051446	0.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
2007	15.858933	16.465960	3.83%	0
2006	14.663608	15.858933	8.15%	0
2005	13.397269	14.663608	9.45%	0
2004	12.469819	13.397269	7.44%	0
2003*	10.000000	12.469819	24.70%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.663222	-3.37%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.568141	-4.32%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.418534	15.179233	5.28%	204
2011	15.484207	14.418534	-6.88%	204
2010	12.514207	15.484207	23.73%	204
2009	8.399904	12.514207	48.98%	145

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
2007	17.132435	17.522625	2.28%	0
2006	15.011819	17.132435	14.13%	0
2005	14.711581	15.011819	2.04%	0
2004	13.559370	14.711581	8.50%	0
2003*	10.000000	13.559370	35.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	0
2009	12.245136	17.040614	39.16%	0
2008	19.537545	12.245136	-37.33%	0
2007	19.729605	19.537545	-0.97%	0
2006	17.708748	19.729605	11.41%	0
2005	17.023266	17.708748	4.03%	0
2004	14.655279	17.023266	16.16%	0
2003*	10.000000	14.655279	46.55%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.075212	0.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.866747	13.477754	4.75%	2,007
2011	11.802690	12.866747	9.02%	2,895
2010	11.509854	11.802690	2.54%	2,058
2009	10.705391	11.509854	7.51%	2,476
2008	11.151420	10.705391	-4.00%	689
2007	10.441688	11.151420	6.80%	689
2006	10.535966	10.441688	-0.89%	10,297
2005	10.633674	10.535966	-0.92%	689
2004	10.302113	10.633674	3.22%	0
2003*	10.000000	10.302113	3.02%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
2007	17.023627	16.532270	-2.89%	0
2006	14.938245	17.023627	13.96%	0
2005	14.650506	14.938245	1.96%	0
2004	13.340824	14.650506	9.82%	265
2003*	10.000000	13.340824	33.41%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.997296	14.735474	13.37%	155
2011	13.436344	12.997296	-3.27%	170
2010	11.576682	13.436344	16.06%	167
2009	9.142685	11.576682	26.62%	0
2008	12.415593	9.142685	-26.36%	0
2007	13.045604	12.415593	-4.83%	0
2006	11.122619	13.045604	17.29%	0
2005*	10.000000	11.122619	11.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	2,135
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.214633	21.693312	12.90%	447
2011	19.586030	19.214633	-1.90%	21
2010	15.956377	19.586030	22.75%	21
2009	13.083009	15.956377	21.96%	120
2008	19.413832	13.083009	-32.61%	120
2007	20.035455	19.413832	-3.10%	120
2006	17.950420	20.035455	11.62%	120
2005	17.158677	17.950420	4.61%	120
2004	14.431180	17.158677	18.90%	0
2003*	10.000000	14.431180	44.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.856527	15.607855	12.64%	2,160
2011	13.977313	13.856527	-0.86%	3,167
2010	12.509578	13.977313	11.73%	2,929
2009	10.173974	12.509578	22.96%	5,390
2008	16.640276	10.173974	-38.86%	3,382
2007	16.249423	16.640276	2.41%	3,455
2006	14.457861	16.249423	12.39%	3,508
2005	14.190724	14.457861	1.88%	3,059
2004	13.182365	14.190724	7.65%	641
2003*	10.000000	13.182365	31.82%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.993277	16.107778	7.43%	3,872
2011	14.133774	14.993277	6.08%	1,166
2010	12.593764	14.133774	12.23%	1,176
2009	10.562171	12.593764	19.23%	1,177
2008	15.407134	10.562171	-31.45%	1,177
2007	14.783274	15.407134	4.22%	1,177
2006	13.039977	14.783274	13.37%	1,177
2005	12.837908	13.039977	1.57%	1,177
2004	12.557974	12.837908	2.23%	1,317
2003*	10.000000	12.557974	25.58%	290

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
2007	15.389337	13.316963	-13.47%	0
2006	15.238321	15.389337	0.99%	0
2005	14.797652	15.238321	2.98%	0
2004	13.660398	14.797652	8.33%	0
2003*	10.000000	13.660398	36.60%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.391449	13.299092	7.32%	0
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	0
2007	15.041862	16.085922	6.94%	0
2006	13.316875	15.041862	12.95%	0
2005	13.422830	13.316875	-0.79%	0
2004	12.846538	13.422830	4.49%	214
2003*	10.000000	12.846538	28.47%	215
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	0
2009	9.457548	11.085499	17.21%	0
2008	10.487165	9.457548	-9.82%	0
2007	10.226332	10.487165	2.55%	4,379
2006	10.087058	10.226332	1.38%	0
2005	10.238648	10.087058	-1.48%	0
2004	10.158553	10.238648	0.79%	0
2003*	10.000000	10.158553	1.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
2008	12.006244	8.764105	-27.00%	0
2007	11.353202	12.006244	5.75%	0
2006	10.620105	11.353202	6.90%	0
2005*	10.000000	10.620105	6.20%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
2008	12.769450	8.370448	-34.45%	0
2007	11.905261	12.769450	7.26%	0
2006	10.924667	11.905261	8.98%	533
2005*	10.000000	10.924667	9.25%	533
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
2009	8.012990	10.253829	27.97%	0
2008	13.286249	8.012990	-39.69%	0
2007	12.262972	13.286249	8.34%	0
2006	11.131386	12.262972	10.17%	5,007
2005*	10.000000	11.131386	11.31%	5,007
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	954
2008	21.485179	9.555447	-55.53%	0
2007	15.124483	21.485179	42.06%	0
2006	13.294360	15.124483	13.77%	0
2005*	10.000000	13.294360	32.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.657334	15.594079	14.18%	2,081
2011	13.908591	13.657334	-1.81%	2,347
2010	12.406856	13.908591	12.10%	4,788
2009	9.792217	12.406856	26.70%	6,033
2008	17.554161	9.792217	-44.22%	7,139
2007	17.771362	17.554161	-1.22%	7,580
2006	15.189265	17.771362	17.00%	7,580
2005	14.748070	15.189265	2.99%	7,583
2004	13.591582	14.748070	8.51%	3,949
2003*	10.000000	13.591582	35.92%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.807175	15.407973	11.59%	451
2011	14.157816	13.807175	-2.48%	1,148
2010	11.717100	14.157816	20.83%	3,357
2009	9.386449	11.717100	24.83%	3,421
2008	18.262570	9.386449	-48.60%	3,433
2007	14.782584	18.262570	23.54%	3,723
2006	14.218384	14.782584	3.97%	3,723
2005	13.814271	14.218384	2.93%	3,723
2004	13.732447	13.814271	0.60%	2,879
2003*	10.000000	13.732447	37.32%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.371017	12.743413	3.01%	537
2011	11.847341	12.371017	4.42%	494
2010	11.292485	11.847341	4.91%	527
2009	10.025210	11.292485	12.64%	1,012
2008	10.645498	10.025210	-5.83%	847
2007	10.486033	10.645498	1.52%	1,538
2006	10.321705	10.486033	1.59%	1,228
2005	10.383480	10.321705	-0.59%	449
2004	10.216209	10.383480	1.64%	449
2003*	10.000000	10.216209	2.16%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.508216	24.035316	11.75%	3,773
2011	24.731617	21.508216	-13.03%	9,600
2010	19.718277	24.731617	25.42%	9,770
2009	14.463722	19.718277	36.33%	10,766
2008	24.551947	14.463722	-41.09%	12,877
2007	21.824423	24.551947	12.50%	16,139
2006	19.902525	21.824423	9.66%	16,829
2005	17.286403	19.902525	15.13%	17,259
2004	14.215317	17.286403	21.60%	5,227
2003*	10.000000	14.215317	42.15%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
2007	21.588201	24.647298	14.17%	0
2006	18.789457	21.588201	14.90%	0
2005	16.214347	18.789457	15.88%	0
2004	14.668519	16.214347	10.54%	0
2003*	10.000000	14.668519	46.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.939940	11.678732	17.49%	228
2011	12.334209	9.939940	-19.41%	225
2010	11.206366	12.334209	10.06%	202
2009	9.102905	11.206366	23.11%	200
2008	16.648211	9.102905	-45.32%	192
2007	14.581028	16.648211	14.18%	0
2006	12.686350	14.581028	14.93%	0
2005	10.951443	12.686350	15.84%	0
2004*	10.000000	10.951443	9.51%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.976032	21.040925	23.94%	229
2011	19.130689	16.976032	-11.26%	229
2010	15.522392	19.130689	23.25%	229
2009	10.125372	15.522392	53.30%	470
2008	21.309015	10.125372	-52.48%	470
2007	20.719740	21.309015	2.84%	580
2006	18.307851	20.719740	13.17%	580
2005	18.321666	18.307851	-0.08%	580
2004	16.498459	18.321666	11.05%	339
2003*	10.000000	16.498459	64.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.126373	12.226344	9.89%	1,933
2011	11.139588	11.126373	-0.12%	1,933
2010	10.134822	11.139588	9.91%	1,933
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0
2007	11.033444	11.165991	1.20%	0
2006*	10.000000	11.033444	10.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.336784	16.749669	9.21%	2,568
2011	14.831381	15.336784	3.41%	6,596
2010	12.601987	14.831381	17.69%	7,311
2009	11.009094	12.601987	14.47%	10,015
2008	15.481515	11.009094	-28.89%	11,521
2007	16.310931	15.481515	-5.09%	12,869
2006	14.275060	16.310931	14.26%	13,430
2005	14.147775	14.275060	0.90%	13,957
2004	13.065946	14.147775	8.28%	7,643
2003*	10.000000	13.065946	30.66%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.216436	22.191355	15.48%	107
2011	20.467817	19.216436	-6.11%	811
2010	16.363254	20.467817	25.08%	557
2009	12.987653	16.363254	25.99%	628
2008	19.877499	12.987653	-34.66%	277
2007	20.876474	19.877499	-4.79%	199
2006	18.292933	20.876474	14.12%	199
2005	17.239551	18.292933	6.11%	199
2004	14.281063	17.239551	20.72%	0
2003*	10.000000	14.281063	42.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.462945	15.963907	10.38%	0
2011	17.620128	14.462945	-17.92%	0
2010	15.370257	17.620128	14.64%	0
2009	9.126843	15.370257	68.41%	0
2008	19.769804	9.126843	-53.83%	0
2007	15.749248	19.769804	25.53%	0
2006	12.595749	15.749248	25.04%	0
2005*	10.000000	12.595749	25.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
2007	20.093511	22.628094	12.61%	0
2006	16.959584	20.093511	18.48%	0
2005	15.779632	16.959584	7.48%	0
2004	13.647154	15.779632	15.63%	0
2003*	10.000000	13.647154	36.47%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.756189	13.566480	15.40%	323
2011	13.491849	11.756189	-12.86%	311
2010	12.757882	13.491849	5.75%	796
2009	9.532448	12.757882	33.84%	846
2008	16.394392	9.532448	-41.86%	1,839
2007	14.559452	16.394392	12.60%	1,390
2006	12.287035	14.559452	18.49%	1,291
2005	11.435943	12.287035	7.44%	566
2004*	10.000000	11.435943	14.36%	382
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.005298	16.841292	12.24%	0
2011	15.509993	15.005298	-3.25%	0
2010	13.900489	15.509993	11.58%	0
2009	12.006042	13.900489	15.78%	0
2008	11.588307	12.006042	3.60%	0
2007	10.700355	11.588307	8.30%	0
2006	9.719950	10.700355	10.09%	0
2005*	10.000000	9.719950	-2.80%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.143400	1.43%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.881931	9.879840	11.24%	0
2011	10.293896	8.881931	-13.72%	0
2010*	10.000000	10.293896	2.94%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.663340	-3.37%	3,171
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.731073	7.31%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.989704	-0.10%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
2008	14.699480	12.036257	-18.12%	0
2007	13.664876	14.699480	7.57%	0
2006	12.685875	13.664876	7.72%	0
2005	12.078253	12.685875	5.03%	0
2004	11.433374	12.078253	5.64%	0
2003*	10.000000	11.433374	14.33%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.167280	19.532986	20.82%	158
2011	17.808797	16.167280	-9.22%	185
2010	17.144910	17.808797	3.87%	172
2009	12.036669	17.144910	42.44%	0
2008	22.157894	12.036669	-45.68%	573
2007	16.626188	22.157894	33.27%	573
2006	15.618794	16.626188	6.45%	573
2005	14.223799	15.618794	9.81%	573
2004	12.360038	14.223799	15.08%	573
2003*	10.000000	12.360038	23.60%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.881473	-1.19%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
2007	30.511422	38.008036	24.87%	1,003
2006	21.278655	30.511422	43.39%	0
2005	16.531078	21.278655	28.72%	0
2004	14.278047	16.531078	15.78%	0
2003*	10.000000	14.278047	42.78%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.705420	15.599246	13.82%	706
2011	13.997110	13.705420	-2.08%	706
2010	12.793737	13.997110	9.41%	706
2009	9.428774	12.793737	35.69%	706
2008	15.338099	9.428774	-38.53%	706
2007	14.163861	15.338099	8.29%	706
2006	13.530321	14.163861	4.68%	706
2005	13.306701	13.530321	1.68%	706
2004	12.516282	13.306701	6.32%	0
2003*	10.000000	12.516282	25.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.407826	17.416548	13.04%	871
2011	15.868026	15.407826	-2.90%	1,317
2010	14.625800	15.868026	8.49%	936
2009	12.244149	14.625800	19.45%	1,144
2008	18.662974	12.244149	-34.39%	915
2007	17.783782	18.662974	4.94%	967
2006	15.127122	17.783782	17.56%	1,060
2005	14.564059	15.127122	3.87%	1,194
2004	13.002118	14.564059	12.01%	1,289
2003*	10.000000	13.002118	30.02%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	377
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.009608	9.999463	10.99%	0
2011*	10.000000	9.009608	-9.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.358640	14.912983	11.64%	0
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.539637	10.767889	12.88%	12,628
2011	9.688680	9.539637	-1.54%	12,628
2010	8.866355	9.688680	9.27%	12,628
2009	7.364637	8.866355	20.39%	12,628
2008	10.751051	7.364637	-31.50%	12,628
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.681302	10.936450	2.39%	0
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.449129	11.252912	19.09%	82
2011	10.680333	9.449129	-11.53%	596
2010	9.836750	10.680333	8.58%	82
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	2,567
2006*	10.000000	10.665256	6.65%	2,179
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.788420	10.064440	14.52%	777
2011	9.451825	8.788420	-7.02%	1,588
2010	8.197583	9.451825	15.30%	825
2009	6.055135	8.197583	35.38%	555
2008	11.127375	6.055135	-45.58%	896
2007	10.195307	11.127375	9.14%	327
2006*	10.000000	10.195307	1.95%	340
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.737544	8.835394	14.19%	0
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	2,996
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0
2007	13.693028	13.774431	0.59%	0
2006	12.690302	13.693028	7.90%	0
2005	12.705685	12.690302	-0.12%	0
2004	11.830259	12.705685	7.40%	0
2003*	10.000000	11.830259	18.30%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.579155	14.074991	11.89%	695
2011	12.421391	12.579155	1.27%	695
2010	11.252388	12.421391	10.39%	695
2009	7.896161	11.252388	42.50%	0
2008	11.257892	7.896161	-29.86%	0
2007	11.187725	11.257892	0.63%	0
2006	10.368901	11.187725	7.90%	0
2005*	10.000000	10.368901	3.69%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.755304	15.855651	15.27%	1,158
2011	14.468988	13.755304	-4.93%	4,592
2010	12.847687	14.468988	12.62%	4,697
2009	10.267780	12.847687	25.13%	5,255
2008	16.766670	10.267780	-38.76%	6,200
2007	17.650248	16.766670	-5.01%	7,297
2006	15.656179	17.650248	12.74%	13,838
2005	15.438204	15.656179	1.41%	6,831
2004	13.516468	15.438204	14.22%	1,380
2003*	10.000000	13.516468	35.16%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.848570	9.613812	8.65%	172
2011	9.376582	8.848570	-5.63%	822
2010	7.778999	9.376582	20.54%	172
2009	6.074785	7.778999	28.05%	1,519
2008*	10.000000	6.074785	-39.25%	1,756
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	567
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.520408	10.313805	8.33%	0
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.932272	9.901625	10.85%	4,314
2011	9.483120	8.932272	-5.81%	4,360
2010	8.649552	9.483120	9.64%	4,401
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.226565	10.723441	4.86%	0
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.230927	10.118089	9.61%	4,402
2011	9.688277	9.230927	-4.72%	4,448
2010	8.917492	9.688277	8.64%	15,529
2009	7.496218	8.917492	18.96%	11,735
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.607021	9.620270	11.77%	5,930
2011	9.255130	8.607021	-7.00%	5,930
2010	8.372890	9.255130	10.54%	5,930
2009	6.780906	8.372890	23.48%	5,930
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.782581	10.500768	7.34%	0
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.162036	11.702639	4.84%	0
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
2008	47.290499	19.406222	-58.96%	0
2007	33.393003	47.290499	41.62%	0
2006	25.110278	33.393003	32.99%	0
2005	19.450243	25.110278	29.10%	0
2004	16.555214	19.450243	17.49%	0
2003*	10.000000	16.555214	65.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.906769	18.141044	14.05%	0
2011	21.064719	15.906769	-24.49%	0
2010	18.632720	21.064719	13.05%	0
2009	11.711769	18.632720	59.09%	0
2008	28.495127	11.711769	-58.90%	0
2007	20.085355	28.495127	41.87%	0
2006	15.076760	20.085355	33.22%	0
2005	11.664488	15.076760	29.25%	0
2004*	10.000000	11.664488	16.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.014948	12.078110	0.53%	305
2011	11.482739	12.014948	4.63%	282
2010	11.233920	11.482739	2.21%	800
2009	11.214537	11.233920	0.17%	1,711
2008	10.672268	11.214537	5.08%	2,055
2007	10.210801	10.672268	4.52%	1,914
2006	10.128125	10.210801	0.82%	1,902
2005	10.053669	10.128125	0.74%	1,252
2004	9.980581	10.053669	0.73%	1,305
2003*	10.000000	9.980581	-0.19%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.621084	7.441930	12.40%	184
2011	7.541235	6.621084	-12.20%	188
2010	6.840924	7.541235	10.24%	176
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.061426	17.028058	13.06%	12,596
2011	16.070800	15.061426	-6.28%	23,568
2010	14.371664	16.070800	11.82%	36,710
2009	11.581745	14.371664	24.09%	121,506
2008	18.799631	11.581745	-38.39%	252,623
2007	18.190547	18.799631	3.35%	339,786
2006	15.954789	18.190547	14.01%	362,870
2005	15.152466	15.954789	5.29%	376,490
2004	13.622215	15.152466	11.23%	280,025
2003*	10.000000	13.622215	36.22%	4,470
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.070926	12.879669	6.70%	8,613
2011	12.264902	12.070926	-1.58%	9,139
2010	11.449122	12.264902	7.13%	9,675
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.678546	13.882209	9.49%	6,351
2011	13.119072	12.678546	-3.36%	6,417
2010	12.004174	13.119072	9.29%	6,477
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.810399	12.116591	2.59%	23,610
2011	11.761574	11.810399	0.42%	24,705
2010	11.385965	11.761574	3.30%	25,832
2009	10.699867	11.385965	6.41%	46,166
2008	11.671609	10.699867	-8.33%	58,334
2007	11.355298	11.671609	2.79%	72,953
2006	10.963864	11.355298	3.57%	46,295
2005	10.878703	10.963864	0.78%	48,781
2004	10.656145	10.878703	2.09%	25,133
2003*	10.000000	10.656145	6.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.696431	14.804597	8.09%	33,326
2011	14.045357	13.696431	-2.48%	34,035
2010	12.981180	14.045357	8.20%	55,701
2009	11.169797	12.981180	16.22%	123,715
2008	14.908837	11.169797	-25.08%	195,921
2007	14.466587	14.908837	3.06%	218,142
2006	13.316989	14.466587	8.63%	254,427
2005	12.957978	13.316989	2.77%	294,680
2004	12.126932	12.957978	6.85%	125,483
2003*	10.000000	12.126932	21.27%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.613576	16.216236	10.97%	42,289
2011	15.305353	14.613576	-4.52%	53,116
2010	13.904885	15.305353	10.07%	93,219
2009	11.458975	13.904885	21.34%	146,957
2008	17.122021	11.458975	-33.07%	206,790
2007	16.537302	17.122021	3.54%	275,895
2006	14.799488	16.537302	11.74%	300,571
2005	14.168087	14.799488	4.46%	308,858
2004	12.956946	14.168087	9.35%	177,371
2003*	10.000000	12.956946	29.57%	15,275
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.912340	13.607902	5.39%	0
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
2009	10.962065	12.250643	11.75%	6,474
2008	13.227483	10.962065	-17.13%	10,584
2007	12.810853	13.227483	3.25%	10,629
2006	12.111554	12.810853	5.77%	11,763
2005	11.881848	12.111554	1.93%	16,128
2004	11.366500	11.881848	4.53%	7,999
2003*	10.000000	11.366500	13.67%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.913148	14.916545	15.51%	3,835
2011	13.575509	12.913148	-4.88%	8,621
2010	12.824034	13.575509	5.86%	12,371
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.091840	21.877072	14.59%	226
2011	20.081365	19.091840	-4.93%	243
2010	16.311332	20.081365	23.11%	241
2009	12.226918	16.311332	33.41%	390
2008	19.728273	12.226918	-38.02%	380
2007	18.804895	19.728273	4.91%	126
2006	17.541202	18.804895	7.20%	126
2005	16.039710	17.541202	9.36%	126
2004	14.207354	16.039710	12.90%	0
2003*	10.000000	14.207354	42.07%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.330477	9.101263	-2.46%	14,556
2011	9.564155	9.330477	-2.44%	10,053
2010	9.804346	9.564155	-2.45%	9,590
2009	10.046370	9.804346	-2.41%	2,770
2008	10.091441	10.046370	-0.45%	30,065
2007	9.873106	10.091441	2.21%	18,218
2006	9.681775	9.873106	1.98%	41,213
2005	9.666356	9.681775	0.16%	4,198
2004	9.829376	9.666356	-1.66%	0
2003*	10.000000	9.829376	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.734088	13.942977	9.49%	1,136
2011	12.366951	12.734088	2.97%	1,071
2010	11.463730	12.366951	7.88%	1,145
2009	9.448066	11.463730	21.33%	1,204
2008	11.710288	9.448066	-19.32%	0
2007	11.475254	11.710288	2.05%	0
2006	11.219811	11.475254	2.28%	0
2005	11.255447	11.219811	-0.32%	0
2004	10.830451	11.255447	3.92%	0
2003*	10.000000	10.830451	8.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.828271	8.821203	12.68%	2,935
2011	8.879061	7.828271	-11.83%	1,168
2010	7.997740	8.879061	11.02%	1,098
2009	6.023605	7.997740	32.77%	3,019
2008*	10.000000	6.023605	-39.76%	1,901
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
2007	20.843538	20.880662	0.18%	0
2006	17.455106	20.843538	19.41%	0
2005	16.005733	17.455106	9.06%	0
2004	13.673012	16.005733	17.06%	0
2003*	10.000000	13.673012	36.73%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.263270	9.426327	14.08%	1,822
2011	10.132265	8.263270	-18.45%	1,784
2010	9.812454	10.132265	3.26%	1,527
2009	7.768032	9.812454	26.32%	1,404
2008	14.871871	7.768032	-47.77%	873
2007	14.846906	14.871871	0.17%	1,157
2006	12.432919	14.846906	19.42%	1,005
2005	11.399085	12.432919	9.07%	303
2004*	10.000000	11.399085	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.386027	9.500417	13.29%	5,125
2011	8.883372	8.386027	-5.60%	4,866
2010	7.893914	8.883372	12.53%	5,250
2009	6.255910	7.893914	26.18%	4,306
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.819674	8.969491	14.70%	4,346
2011	8.535760	7.819674	-8.39%	6,086
2010	7.760798	8.535760	9.99%	6,163
2009	6.244104	7.760798	24.29%	5,558
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.765824	9.802758	11.83%	3,262
2011	9.404150	8.765824	-6.79%	1,383
2010	7.622543	9.404150	23.37%	1,385
2009	6.166942	7.622543	23.60%	2,550
2008*	10.000000	6.166942	-38.33%	535
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.407443	10.676407	13.49%	896
2011	9.872439	9.407443	-4.71%	960
2010	8.459404	9.872439	16.70%	941
2009	6.646660	8.459404	27.27%	1,889
2008*	10.000000	6.646660	-33.53%	1,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.971963	14.310125	10.32%	317
2011	13.412632	12.971963	-3.29%	511
2010	10.990144	13.412632	22.04%	513
2009	8.857995	10.990144	24.07%	544
2008	16.985489	8.857995	-47.85%	148
2007	15.903523	16.985489	6.80%	148
2006	15.829399	15.903523	0.47%	148
2005	15.060659	15.829399	5.10%	0
2004	13.642354	15.060659	10.40%	0
2003*	10.000000	13.642354	36.42%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.109016	21.251152	17.35%	151
2011	19.633679	18.109016	-7.77%	179
2010	15.913342	19.633679	23.38%	166
2009	12.961264	15.913342	22.78%	220
2008	19.627066	12.961264	-33.96%	39
2007	21.691010	19.627066	-9.52%	39
2006	18.987931	21.691010	14.24%	39
2005	18.936699	18.987931	0.27%	39
2004	16.592095	18.936699	14.13%	0
2003*	10.000000	16.592095	65.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.627098	19.812405	12.40%	0
2011	19.182155	17.627098	-8.11%	0
2010	15.733331	19.182155	21.92%	0
2009	11.997722	15.733331	31.14%	0
2008	19.952370	11.997722	-39.87%	0
2007	20.075975	19.952370	-0.62%	0
2006	18.414714	20.075975	9.02%	176
2005	16.852384	18.414714	9.27%	0
2004	14.543597	16.852384	15.87%	0
2003*	10.000000	14.543597	45.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.770164	14.181484	11.05%	120
2011	13.040921	12.770164	-2.08%	120
2010	11.806930	13.040921	10.45%	120
2009	9.639863	11.806930	22.48%	991
2008	16.925444	9.639863	-43.05%	1,237
2007	16.083340	16.925444	5.24%	1,186
2006	14.537894	16.083340	10.63%	1,185
2005	13.921850	14.537894	4.43%	0
2004	13.029251	13.921850	6.85%	0
2003*	10.000000	13.029251	30.29%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	308
2009	5.540370	7.053674	27.31%	308
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.089646	10.188609	0.98%	0
2011	10.209834	10.089646	-1.18%	923
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.362488	13.251925	16.63%	153
2011	13.300288	11.362488	-14.57%	1,738
2010	12.820489	13.300288	3.74%	1,400
2009*	10.000000	12.820489	28.20%	1,334
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.460660	9.653269	2.04%	164
2011	9.669694	9.460660	-2.16%	139
2010	9.414950	9.669694	2.71%	148
2009	8.516376	9.414950	10.55%	143
2008	10.084556	8.516376	-15.55%	461
2007	9.868330	10.084556	2.19%	570
2006	9.707576	9.868330	1.66%	496
2005	9.809131	9.707576	-1.04%	0
2004	9.977746	9.809131	-1.69%	0
2003*	10.000000	9.977746	-0.22%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.805386	12.531297	6.15%	0
2011	12.231000	11.805386	-3.48%	0
2010	10.482189	12.231000	16.68%	0
2009	8.753677	10.482189	19.75%	0
2008	14.826537	8.753677	-40.96%	0
2007	15.123174	14.826537	-1.96%	0
2006	14.728489	15.123174	2.68%	0
2005	14.672165	14.728489	0.38%	0
2004	13.443839	14.672165	9.14%	0
2003*	10.000000	13.443839	34.44%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	856
2007	15.553233	16.325115	4.96%	2,571
2006	14.021406	15.553233	10.92%	2,557
2005	13.450191	14.021406	4.25%	249
2004	12.171575	13.450191	10.50%	1,499
2003*	10.000000	12.171575	21.72%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.031325	14.195261	17.99%	0
2011	13.477647	12.031325	-10.73%	529
2010	11.944378	13.477647	12.84%	529
2009	8.784872	11.944378	35.97%	529
2008	15.097235	8.784872	-41.81%	529
2007	14.594300	15.097235	3.45%	529
2006	12.742651	14.594300	14.53%	529
2005	11.452862	12.742651	11.26%	0
2004*	10.000000	11.452862	14.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
2007	22.177973	22.947137	3.47%	0
2006	19.370009	22.177973	14.50%	0
2005	17.407459	19.370009	11.27%	0
2004	15.010694	17.407459	15.97%	0
2003*	10.000000	15.010694	50.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.340525	15.174360	13.75%	2,752
2011	13.718026	13.340525	-2.75%	4,121
2010	12.140898	13.718026	12.99%	4,173
2009	9.723776	12.140898	24.86%	5,304
2008	16.242194	9.723776	-40.13%	5,460
2007	15.988600	16.242194	1.59%	5,860
2006	14.281290	15.988600	11.95%	6,297
2005	13.844123	14.281290	3.16%	5,057
2004	13.002597	13.844123	6.47%	229
2003*	10.000000	13.002597	30.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
2009	12.132345	16.200094	33.53%	0
2008	20.062157	12.132345	-39.53%	349
2007	20.859269	20.062157	-3.82%	263
2006	18.648225	20.859269	11.86%	254
2005	17.422486	18.648225	7.04%	0
2004	14.985665	17.422486	16.26%	0
2003*	10.000000	14.985665	49.86%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.985525	11.331841	3.15%	1,834
2011	11.148319	10.985525	-1.46%	1,638
2010	10.864884	11.148319	2.61%	1,703
2009*	10.000000	10.864884	8.65%	4,103
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.926600	10.602684	6.81%	0
2011*	10.000000	9.926600	-0.73%	942
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.076524	12.872244	16.21%	0
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	585
2009	8.427091	10.671349	26.63%	585
2008	14.092627	8.427091	-40.20%	585
2007	15.377247	14.092627	-8.35%	585
2006	13.598634	15.377247	13.08%	585
2005	13.246585	13.598634	2.66%	585
2004	12.221224	13.246585	8.39%	435
2003*	10.000000	12.221224	22.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.891687	14.141941	18.92%	0
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
2007	19.460698	20.569506	5.70%	0
2006	15.618561	19.460698	24.60%	0
2005	14.269156	15.618561	9.46%	0
2004	12.588612	14.269156	13.35%	0
2003*	10.000000	12.588612	25.89%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.093623	13.475107	11.42%	0
2011	15.090407	12.093623	-19.86%	0
2010	12.805711	15.090407	17.84%	0
2009	8.009437	12.805711	59.88%	0
2008	13.039960	8.009437	-38.58%	0
2007	12.669848	13.039960	2.92%	0
2006	12.317677	12.669848	2.86%	0
2005	11.946053	12.317677	3.11%	0
2004	11.659268	11.946053	2.46%	0
2003*	10.000000	11.659268	16.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.267238	14.397717	27.78%	0
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.714135	11.411780	6.51%	419
2011	10.419454	10.714135	2.83%	785
2010	9.995553	10.419454	4.24%	2,231
2009	9.367803	9.995553	6.70%	2,617
2008	10.724417	9.367803	-12.65%	2,945
2007	10.449907	10.724417	2.63%	3,518
2006	10.343311	10.449907	1.03%	3,632
2005	10.201060	10.343311	1.39%	5,239
2004	10.047999	10.201060	1.52%	5,232
2003*	10.000000	10.047999	0.48%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
2007	15.826474	16.423787	3.77%	0
2006	14.641085	15.826474	8.10%	0
2005	13.383536	14.641085	9.40%	0
2004	12.463435	13.383536	7.38%	0
2003*	10.000000	12.463435	24.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.659912	-3.40%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.564874	-4.35%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.365998	15.116155	5.22%	139
2011	15.435678	14.365998	-6.93%	162
2010	12.481372	15.435678	23.67%	154
2009	8.382156	12.481372	48.90%	2,134

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.488804	15.418638	14.31%	0
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
2009	10.106228	11.858632	17.34%	0
2008	17.478899	10.106228	-42.18%	0
2007	17.098488	17.478899	2.22%	0
2006	14.989726	17.098488	14.07%	0
2005	14.697438	14.989726	1.99%	0
2004	13.553279	14.697438	8.44%	0
2003*	10.000000	13.553279	35.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.673764	21.568341	15.50%	5,404
2011	20.958881	18.673764	-10.90%	6,897
2010	16.980652	20.958881	23.43%	5,543
2009	12.208317	16.980652	39.09%	4,955
2008	19.488802	12.208317	-37.36%	3,778
2007	19.690530	19.488802	-1.02%	0
2006	17.682705	19.690530	11.35%	0
2005	17.006918	17.682705	3.97%	0
2004	14.648712	17.006918	16.10%	0
2003*	10.000000	14.648712	46.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.071761	0.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.807549	13.408846	4.69%	18,601
2011	11.754386	12.807549	8.96%	17,263
2010	11.468616	11.754386	2.49%	18,958
2009	10.672506	11.468616	7.46%	17,150
2008	11.122866	10.672506	-4.05%	9,132
2007	10.420323	11.122866	6.74%	0
2006	10.519787	10.420323	-0.95%	0
2005	10.622776	10.519787	-0.97%	0
2004	10.296831	10.622776	3.17%	0
2003*	10.000000	10.296831	2.97%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.416864	14.971840	11.59%	0
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
2009	10.494252	12.050436	14.83%	0
2008	16.491019	10.494252	-36.36%	0
2007	16.989915	16.491019	-2.94%	497
2006	14.916281	16.989915	13.90%	497
2005	14.636444	14.916281	1.91%	497
2004	13.334847	14.636444	9.76%	497
2003*	10.000000	13.334847	33.35%	497

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.952956	14.677656	13.32%	9,138
2011	13.397363	12.952956	-3.32%	9,908
2010	11.549002	13.397363	16.00%	10,597
2009	9.125504	11.549002	26.56%	11,422
2008	12.398637	9.125504	-26.40%	5,446
2007	13.034513	12.398637	-4.88%	2,046
2006	11.118840	13.034513	17.23%	0
2005*	10.000000	11.118840	11.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.039719	12.907941	7.21%	0
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
2009*	10.000000	11.973852	19.74%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.127417	21.583752	12.84%	1,069
2011	19.507113	19.127417	-1.95%	1,210
2010	15.900235	19.507113	22.68%	1,884
2009	13.043660	15.900235	21.90%	1,980
2008	19.365387	13.043660	-32.64%	1,785
2007	19.995764	19.365387	-3.15%	290
2006	17.924022	19.995764	11.56%	391
2005	17.142195	17.924022	4.56%	406
2004	14.424717	17.142195	18.84%	138
2003*	10.000000	14.424717	44.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.793651	15.529047	12.58%	1,212
2011	13.921012	13.793651	-0.91%	200
2010	12.465567	13.921012	11.68%	196
2009	10.143381	12.465567	22.89%	202
2008	16.598760	10.143381	-38.89%	205
2007	16.217239	16.598760	2.35%	0
2006	14.436596	16.217239	12.33%	0
2005	14.177097	14.436596	1.83%	0
2004	13.176457	14.177097	7.59%	0
2003*	10.000000	13.176457	31.76%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.925244	16.026437	7.38%	3,574
2011	14.076841	14.925244	6.03%	2,872
2010	12.549459	14.076841	12.17%	3,182
2009	10.530416	12.549459	19.17%	936
2008	15.368705	10.530416	-31.48%	0
2007	14.754004	15.368705	4.17%	0
2006	13.020813	14.754004	13.31%	4,790
2005	12.825585	13.020813	1.52%	0
2004	12.552348	12.825585	2.18%	0
2003*	10.000000	12.552348	25.52%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.562022	12.381519	17.23%	0
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
2009	8.059121	9.882031	22.62%	0
2008	13.283718	8.059121	-39.33%	0
2007	15.358843	13.283718	-13.51%	0
2006	15.215910	15.358843	0.94%	0
2005	14.783442	15.215910	2.93%	0
2004	13.654276	14.783442	8.27%	0
2003*	10.000000	13.654276	36.54%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.335218	13.231944	7.27%	0
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
2009	11.002884	12.150897	10.43%	0
2008	16.045824	11.002884	-31.43%	0
2007	15.012094	16.045824	6.89%	0
2006	13.297306	15.012094	12.90%	0
2005	13.409955	13.297306	-0.84%	0
2004	12.840790	13.409955	4.43%	0
2003*	10.000000	12.840790	28.41%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.597991	12.375475	6.70%	0
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
2009	9.429111	11.046507	17.15%	0
2008	10.460988	9.429111	-9.86%	0
2007	10.206056	10.460988	2.50%	0
2006	10.072213	10.206056	1.33%	0
2005	10.228802	10.072213	-1.53%	0
2004	10.153985	10.228802	0.74%	0
2003*	10.000000	10.153985	1.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.263455	12.253193	8.79%	0
2011	11.601197	11.263455	-2.91%	22,214
2010	10.572120	11.601197	9.73%	22,220
2009	8.747657	10.572120	20.86%	1,127
2008	11.989856	8.747657	-27.04%	1,134
2007	11.343550	11.989856	5.70%	0
2006	10.616498	11.343550	6.85%	0
2005*	10.000000	10.616498	6.16%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.240172	12.390893	10.24%	9,081
2011	11.672702	11.240172	-3.71%	19,369
2010	10.471363	11.672702	11.47%	0
2009	8.354727	10.471363	25.33%	0
2008	12.752011	8.354727	-34.48%	0
2007	11.895134	12.752011	7.20%	0
2006	10.920956	11.895134	8.92%	0
2005*	10.000000	10.920956	9.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.951401	12.297963	12.30%	0
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
2009	7.997929	10.229315	27.90%	0
2008	13.268098	7.997929	-39.72%	0
2007	12.252531	13.268098	8.29%	0
2006	11.127603	12.252531	10.11%	0
2005*	10.000000	11.127603	11.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.737071	15.047983	2.11%	1,083
2011	15.943269	14.737071	-7.57%	1,103
2010	13.722835	15.943269	16.18%	1,083
2009	9.537492	13.722835	43.88%	1,083
2008	21.455855	9.537492	-55.55%	1,890
2007	15.111623	21.455855	41.98%	3,369
2006	13.289851	15.111623	13.71%	0
2005*	10.000000	13.289851	32.90%	566
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.595344	15.515337	14.12%	7,177
2011	13.852541	13.595344	-1.86%	8,813
2010	12.363198	13.852541	12.05%	6,583
2009	9.762765	12.363198	26.64%	4,506
2008	17.510355	9.762765	-44.25%	4,015
2007	17.736161	17.510355	-1.27%	640
2006	15.166922	17.736161	16.94%	492
2005	14.733905	15.166922	2.94%	492
2004	13.585494	14.733905	8.45%	492
2003*	10.000000	13.585494	35.85%	492

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.744491	15.330140	11.54%	3,486
2011	14.100764	13.744491	-2.53%	3,427
2010	11.675868	14.100764	20.77%	3,569
2009	9.358211	11.675868	24.77%	3,758
2008	18.217002	9.358211	-48.63%	2,399
2007	14.753298	18.217002	23.48%	3,262
2006	14.197474	14.753298	3.91%	1,394
2005	13.801005	14.197474	2.87%	1,394
2004	13.726297	13.801005	0.54%	1,394
2003*	10.000000	13.726297	37.26%	1,394
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.314867	12.679058	2.96%	38,071
2011	11.799598	12.314867	4.37%	37,518
2010	11.252743	11.799598	4.86%	36,964
2009	9.995042	11.252743	12.58%	37,416
2008	10.618908	9.995042	-5.88%	25,533
2007	10.465245	10.618908	1.47%	0
2006	10.306501	10.465245	1.54%	373
2005	10.373487	10.306501	-0.65%	0
2004	10.211618	10.373487	1.59%	0
2003*	10.000000	10.211618	2.12%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.410647	23.913984	11.69%	10,948
2011	24.632020	21.410647	-13.08%	11,684
2010	19.648928	24.632020	25.36%	10,568
2009	14.420242	19.648928	36.26%	11,546
2008	24.490730	14.420242	-41.12%	9,061
2007	21.781223	24.490730	12.44%	1,206
2006	19.873286	21.781223	9.60%	1,062
2005	17.269816	19.873286	15.08%	1,457
2004	14.208951	17.269816	21.54%	1,100
2003*	10.000000	14.208951	42.09%	961
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.656884	17.201717	17.36%	0
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
2009	13.432667	16.530793	23.06%	0
2008	24.585786	13.432667	-45.36%	0
2007	21.545435	24.585786	14.11%	0
2006	18.761820	21.545435	14.84%	0
2005	16.198775	18.761820	15.82%	0
2004	14.661946	16.198775	10.48%	0
2003*	10.000000	14.661946	46.62%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.900941	11.626928	17.43%	4,598
2011	12.292120	9.900941	-19.45%	4,977
2010	11.173850	12.292120	10.01%	5,440
2009	9.081168	11.173850	23.04%	6,216
2008	16.616993	9.081168	-45.35%	3,554
2007	14.561194	16.616993	14.12%	304
2006	12.675573	14.561194	14.88%	0
2005	10.947737	12.675573	15.78%	605
2004*	10.000000	10.947737	9.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.898909	20.934592	23.88%	0
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
2009	10.094879	15.467706	53.22%	0
2008	21.255803	10.094879	-52.51%	0
2007	20.678665	21.255803	2.79%	790
2006	18.280910	20.678665	13.12%	886
2005	18.304064	18.280910	-0.13%	901
2004	16.491056	18.304064	10.99%	922
2003*	10.000000	16.491056	64.91%	790
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.094086	12.184620	9.83%	0
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
2009	7.651436	10.115771	32.21%	0
2008	11.156432	7.651436	-31.42%	3,793
2007	11.029684	11.156432	1.15%	0
2006*	10.000000	11.029684	10.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.267189	16.665089	9.16%	174
2011	14.771633	15.267189	3.35%	174
2010	12.557646	14.771633	17.63%	174
2009	10.975983	12.557646	14.41%	174
2008	15.442886	10.975983	-28.93%	174
2007	16.278629	15.442886	-5.13%	1,170
2006	14.254069	16.278629	14.20%	1,250
2005	14.134191	14.254069	0.85%	1,088
2004	13.060104	14.134191	8.22%	1,106
2003*	10.000000	13.060104	30.60%	996

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.129175	22.079249	15.42%	5,476
2011	20.385305	19.129175	-6.16%	6,015
2010	16.305646	20.385305	25.02%	4,786
2009	12.948565	16.305646	25.93%	5,014
2008	19.827870	12.948565	-34.70%	3,308
2007	20.835094	19.827870	-4.83%	1,192
2006	18.266013	20.835094	14.06%	98
2005	17.222986	18.266013	6.06%	114
2004	14.274655	17.222986	20.65%	135
2003*	10.000000	14.274655	42.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.577245	9.644519	12.44%	1,598
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
2009	6.544474	8.311226	27.00%	0
2008*	10.000000	6.544474	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.413607	15.901259	10.32%	1,276
2011	17.569025	14.413607	-17.96%	1,297
2010	15.333521	17.569025	14.58%	1,646
2009	9.109689	15.333521	68.32%	1,373
2008	19.742812	9.109689	-53.86%	1,332
2007	15.735858	19.742812	25.46%	2,361
2006	12.591480	15.735858	24.97%	6,546
2005*	10.000000	12.591480	25.91%	604
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.146180	18.611795	15.27%	0
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
2009	13.120541	17.531241	33.62%	0
2008	22.571597	13.120541	-41.87%	0
2007	20.053671	22.571597	12.56%	0
2006	16.934621	20.053671	18.42%	0
2005	15.764456	16.934621	7.42%	0
2004	13.641016	15.764456	15.57%	0
2003*	10.000000	13.641016	36.41%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.710111	13.506361	15.34%	17,311
2011	13.445857	11.710111	-12.91%	18,600
2010	12.720905	13.445857	5.70%	19,080
2009	9.509689	12.720905	33.77%	19,415
2008	16.363649	9.509689	-41.89%	14,154
2007	14.539644	16.363649	12.55%	0
2006	12.276589	14.539644	18.43%	348
2005	11.432056	12.276589	7.39%	599
2004*	10.000000	11.432056	14.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.954104	16.775210	12.18%	0
2011	15.464995	14.954104	-3.30%	96
2010	13.867260	15.464995	11.52%	375
2009	11.983474	13.867260	15.72%	0
2008	11.572459	11.983474	3.55%	2,388
2007	10.691232	11.572459	8.24%	370
2006	9.716638	10.691232	10.03%	0
2005*	10.000000	9.716638	-2.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.139934	1.40%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.876632	9.868868	11.18%	0
2011	10.293028	8.876632	-13.76%	0
2010*	10.000000	10.293028	2.93%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.885169	13.013691	19.55%	1,221
2011	11.266329	10.885169	-3.38%	1,377
2010*	10.000000	11.266329	12.66%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.566186	-4.34%	1,162
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.877819	-1.22%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.659978	-3.40%	2,085
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.279287	13.105433	16.19%	0
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
2009*	10.000000	11.765065	17.65%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.727408	7.27%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.986286	-0.14%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.307733	16.920278	10.53%	0
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
2009	12.000082	14.693399	22.44%	0
2008	14.662821	12.000082	-18.16%	0
2007	13.637813	14.662821	7.52%	0
2006	12.667219	13.637813	7.66%	0
2005	12.066649	12.667219	4.98%	0
2004	11.428244	12.066649	5.59%	0
2003*	10.000000	11.428244	14.28%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.093866	19.434305	20.76%	7,431
2011	17.737010	16.093866	-9.26%	8,845
2010	17.084557	17.737010	3.82%	9,610
2009	12.000442	17.084557	42.37%	8,276
2008	22.102567	12.000442	-45.71%	6,571
2007	16.593217	22.102567	33.20%	236
2006	15.595793	16.593217	6.40%	0
2005	14.210111	15.595793	9.75%	0
2004	12.354479	14.210111	15.02%	0
2003*	10.000000	12.354479	23.54%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.878053	-1.22%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.791605	27.356065	10.34%	154
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
2009	17.657320	30.829112	74.60%	0
2008	37.913251	17.657320	-53.43%	0
2007	30.378563	37.913251	24.80%	0
2006	21.247375	30.378563	42.98%	0
2005	16.515213	21.247375	28.65%	0
2004	14.271648	16.515213	15.72%	0
2003*	10.000000	14.271648	42.72%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.643193	15.520442	13.76%	0
2011	13.940690	13.643193	-2.13%	0
2010	12.748699	13.940690	9.35%	0
2009	9.400390	12.748699	35.62%	0
2008	15.299788	9.400390	-38.56%	0
2007	14.135769	15.299788	8.23%	496
2006	13.510394	14.135769	4.63%	496
2005	13.293905	13.510394	1.63%	646
2004	12.510661	13.293905	6.26%	646
2003*	10.000000	12.510661	25.11%	646
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.144957	1.45%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.337860	17.328545	12.98%	16,404
2011	15.804055	15.337860	-2.95%	18,672
2010	14.574296	15.804055	8.44%	17,205
2009	12.207302	14.574296	19.39%	17,410
2008	18.616371	12.207302	-34.43%	9,785
2007	17.748528	18.616371	4.89%	0
2006	15.104860	17.748528	17.50%	0
2005	14.550067	15.104860	3.81%	0
2004	12.996280	14.550067	11.96%	0
2003*	10.000000	12.996280	29.96%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.212065	11.542372	13.03%	2,330
2011	10.662943	10.212065	-4.23%	2,379
2010*	10.000000	10.662943	6.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.006537	9.990921	10.93%	0
2011*	10.000000	9.006537	-9.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.340409	14.884970	11.58%	20,478
2011	13.615544	13.340409	-2.02%	24,721
2010	12.341337	13.615544	10.32%	24,778
2009*	10.000000	12.341337	23.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.511961	10.731138	12.82%	1,741,350
2011	9.665526	9.511961	-1.59%	2,264,477
2010	8.849704	9.665526	9.22%	2,397,742
2009	7.354567	8.849704	20.33%	2,401,505
2008	10.741863	7.354567	-31.53%	1,736,035
2007	10.381253	10.741863	3.47%	0
2006*	10.000000	10.381253	3.81%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.650364	10.899178	2.34%	1,695,891
2011	10.331310	10.650364	3.09%	2,032,634
2010	9.997294	10.331310	3.34%	2,082,465
2009	9.142738	9.997294	9.35%	2,079,077
2008	10.404322	9.142738	-12.13%	1,429,305
2007	10.363484	10.404322	0.39%	0
2006*	10.000000	10.363484	3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.421701	11.214478	19.03%	14,220
2011	10.654789	9.421701	-11.57%	16,714
2010	9.818240	10.654789	8.52%	13,006
2009	7.111360	9.818240	38.06%	12,452
2008	11.886736	7.111360	-40.17%	13,135
2007	10.661625	11.886736	11.49%	0
2006*	10.000000	10.661625	6.62%	6,716
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.762893	10.030063	14.46%	30,658
2011	9.429200	8.762893	-7.07%	35,873
2010	8.182153	9.429200	15.24%	29,791
2009	6.046845	8.182153	35.31%	30,063
2008	11.117858	6.046845	-45.61%	26,820
2007	10.191841	11.117858	9.09%	1,819
2006*	10.000000	10.191841	1.92%	163
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.719034	8.809726	14.13%	2,155,855
2011	8.097596	7.719034	-4.67%	2,833,001
2010	7.483718	8.097596	8.20%	2,949,697
2009	5.873121	7.483718	27.42%	2,923,803
2008	9.726268	5.873121	-39.62%	2,178,186
2007*	10.000000	9.726268	-2.74%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.336495	17.128748	11.69%	0
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
2009	9.646721	13.732298	42.35%	0
2008	13.740053	9.646721	-29.79%	0
2007	13.665903	13.740053	0.54%	0
2006	12.671637	13.665903	7.85%	0
2005	12.693490	12.671637	-0.17%	0
2004	11.824955	12.693490	7.34%	0
2003*	10.000000	11.824955	18.25%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.536280	14.019816	11.83%	0
2011	12.385393	12.536280	1.22%	477
2010	11.225521	12.385393	10.33%	477
2009	7.881347	11.225521	42.43%	254
2008	11.242528	7.881347	-29.90%	0
2007	11.178219	11.242528	0.58%	0
2006	10.365378	11.178219	7.84%	0
2005*	10.000000	10.365378	3.65%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.692860	15.775562	15.21%	10,523
2011	14.410687	13.692860	-4.98%	12,862
2010	12.802463	14.410687	12.56%	11,057
2009	10.236888	12.802463	25.06%	13,018
2008	16.724821	10.236888	-38.79%	7,488
2007	17.615270	16.724821	-5.05%	340
2006	15.633146	17.615270	12.68%	837
2005	15.423379	15.633146	1.36%	429
2004	13.510397	15.423379	14.16%	106
2003*	10.000000	13.510397	35.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.324197	8.342841	13.91%	1,483
2011	8.502760	7.324197	-13.86%	1,623
2010	7.557804	8.502760	12.50%	1,435
2009	5.067603	7.557804	49.14%	1,452
2008*	10.000000	5.067603	-49.32%	773
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.831945	9.590812	8.59%	2,656
2011	9.363752	8.831945	-5.68%	3,063
2010	7.772340	9.363752	20.48%	440
2009	6.072701	7.772340	27.99%	626
2008*	10.000000	6.072701	-39.27%	763
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.126519	9.202721	13.24%	0
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
2009	6.305335	7.942580	25.97%	0
2008*	10.000000	6.305335	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.502523	10.289133	8.28%	2,838,061
2011	9.878523	9.502523	-3.81%	3,749,909
2010	9.176761	9.878523	7.65%	3,805,794
2009	7.855066	9.176761	16.83%	3,719,045
2008*	10.000000	7.855066	-21.45%	2,098,585

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.915500	9.877955	10.80%	171,873
2011	9.470157	8.915500	-5.86%	219,926
2010	8.642146	9.470157	9.58%	251,581
2009	7.138719	8.642146	21.06%	255,476
2008*	10.000000	7.138719	-28.61%	204,460
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.207364	10.697805	4.80%	83,978
2011	10.322807	10.207364	-1.12%	119,474
2010	9.913270	10.322807	4.13%	115,628
2009	8.996093	9.913270	10.20%	98,818
2008*	10.000000	8.996093	-10.04%	57,819
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.213622	10.093929	9.55%	294,727
2011	9.675057	9.213622	-4.77%	282,535
2010	8.909883	9.675057	8.59%	56,218
2009	7.493650	8.909883	18.90%	40,235
2008*	10.000000	7.493650	-25.06%	33,056
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.590871	9.597286	11.71%	68,429
2011	9.242498	8.590871	-7.05%	49,460
2010	8.365741	9.242498	10.48%	38,001
2009	6.778583	8.365741	23.41%	39,543
2008*	10.000000	6.778583	-32.21%	9,174
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.764236	10.475689	7.29%	101,751
2011	10.041190	9.764236	-2.76%	116,419
2010	9.445292	10.041190	6.31%	132,679
2009	8.231992	9.445292	14.74%	105,131
2008*	10.000000	8.231992	-17.68%	86,848
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.141081	11.674675	4.79%	7,495
2011	10.754996	11.141081	3.59%	6,944
2010	10.330511	10.754996	4.11%	4,839
2009	9.757093	10.330511	5.88%	3,870
2008*	10.000000	9.757093	-2.43%	2,223
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.080918	12.616537	4.43%	2,854
2011	11.683262	12.080918	3.40%	2,599
2010	11.083449	11.683262	5.41%	1,143
2009	9.762870	11.083449	13.53%	1,141
2008*	10.000000	9.762870	-2.37%	1,186

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.241326	29.930630	14.06%	0
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
2009	19.347862	30.765544	59.01%	0
2008	47.172587	19.347862	-58.98%	0
2007	33.326894	47.172587	41.55%	0
2006	25.073374	33.326894	32.92%	0
2005	19.431581	25.073374	29.03%	0
2004	16.547807	19.431581	17.43%	0
2003*	10.000000	16.547807	65.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.844412	18.060634	13.99%	1,047
2011	20.992905	15.844412	-24.52%	1,351
2010	18.578709	20.992905	12.99%	1,351
2009	11.683809	18.578709	59.01%	1,126
2008	28.441732	11.683809	-58.92%	1,680
2007	20.058040	28.441732	41.80%	1,774
2006	15.063949	20.058040	33.15%	5,583
2005	11.660535	15.063949	29.19%	507
2004*	10.000000	11.660535	16.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.960441	12.017135	0.47%	10,148
2011	11.436494	11.960441	4.58%	9,411
2010	11.194417	11.436494	2.16%	8,296
2009	11.180821	11.194417	0.12%	8,112
2008	10.645636	11.180821	5.03%	4,143
2007	10.190562	10.645636	4.47%	0
2006	10.113215	10.190562	0.76%	382
2005	10.044005	10.113215	0.69%	0
2004	9.976093	10.044005	0.68%	0
2003*	10.000000	9.976093	-0.24%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.608646	7.424130	12.34%	5,666
2011	7.530917	6.608646	-12.25%	5,825
2010	6.835062	7.530917	10.18%	5,394
2009	5.415436	6.835062	26.21%	5,554
2008*	10.000000	5.415436	-45.85%	1,951
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.116882	8.202236	15.25%	287
2011	8.375321	7.116882	-15.03%	525
2010	7.998165	8.375321	4.72%	457
2009	6.378450	7.998165	25.39%	444
2008	11.496066	6.378450	-44.52%	498
2007	10.780316	11.496066	6.64%	2,276
2006*	10.000000	10.780316	7.80%	6,778

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.993060	16.942064	13.00%	46,926
2011	16.006045	14.993060	-6.33%	39,171
2010	14.321095	16.006045	11.77%	46,936
2009	11.546915	14.321095	24.03%	47,189
2008	18.752730	11.546915	-38.43%	17,471
2007	18.154523	18.752730	3.30%	487
2006	15.931321	18.154523	13.95%	487
2005	15.137915	15.931321	5.24%	487
2004	13.616107	15.137915	11.18%	487
2003*	10.000000	13.616107	36.16%	487
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.054444	12.855477	6.65%	217,540
2011	12.254428	12.054444	-1.63%	132,048
2010	11.445199	12.254428	7.07%	128,147
2009*	10.000000	11.445199	14.45%	67,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.661231	13.856133	9.44%	7,991
2011	13.107855	12.661231	-3.41%	4,678
2010	12.000060	13.107855	9.23%	4,678
2009*	10.000000	12.000060	20.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.756798	12.055398	2.54%	32,487
2011	11.714186	11.756798	0.36%	61,159
2010	11.345903	11.714186	3.25%	59,323
2009	10.667679	11.345903	6.36%	59,072
2008	11.642456	10.667679	-8.37%	54,081
2007	11.332780	11.642456	2.73%	0
2006	10.947718	11.332780	3.52%	0
2005	10.868245	10.947718	0.73%	0
2004	10.651358	10.868245	2.04%	0
2003*	10.000000	10.651358	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.634269	14.729835	8.04%	501,445
2011	13.988764	13.634269	-2.53%	628,233
2010	12.935490	13.988764	8.14%	571,827
2009	11.136191	12.935490	16.16%	560,520
2008	14.871618	11.136191	-25.12%	366,876
2007	14.437916	14.871618	3.00%	13,406
2006	13.297396	14.437916	8.58%	13,406
2005	12.945518	13.297396	2.72%	12,489
2004	12.121480	12.945518	6.80%	11,394
2003*	10.000000	12.121480	21.21%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.547240	16.134332	10.91%	70,843
2011	15.243674	14.547240	-4.57%	128,172
2010	13.855936	15.243674	10.02%	111,966
2009	11.424489	13.855936	21.28%	99,171
2008	17.079278	11.424489	-33.11%	101,694
2007	16.504527	17.079278	3.48%	22,431
2006	14.777716	16.504527	11.69%	22,431
2005	14.154468	14.777716	4.40%	21,610
2004	12.951129	14.154468	9.29%	13,249
2003*	10.000000	12.951129	29.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.853743	13.539173	5.33%	377,426
2011	12.916159	12.853743	-0.48%	481,590
2010	12.207537	12.916159	5.80%	504,693
2009	10.929097	12.207537	11.70%	475,637
2008	13.194470	10.929097	-17.17%	270,625
2007	12.785464	13.194470	3.20%	0
2006	12.093727	12.785464	5.72%	0
2005	11.870421	12.093727	1.88%	0
2004	11.361390	11.870421	4.48%	0
2003*	10.000000	11.361390	13.61%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.895523	14.888534	15.46%	8,326
2011	13.563910	12.895523	-4.93%	9,593
2010	12.819648	13.563910	5.81%	9,025
2009*	10.000000	12.819648	28.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.005213	21.766621	14.53%	1,579
2011	20.000475	19.005213	-4.98%	1,478
2010	16.253949	20.000475	23.05%	1,423
2009	12.190155	16.253949	33.34%	1,557
2008	19.679065	12.190155	-38.06%	1,118
2007	18.767658	19.679065	4.86%	2,384
2006	17.515423	18.767658	7.15%	1,082
2005	16.024317	17.515423	9.31%	1,236
2004	14.201002	16.024317	12.84%	929
2003*	10.000000	14.201002	42.01%	929

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.287938	9.055116	-2.51%	55,639
2011	9.525417	9.287938	-2.49%	49,129
2010	9.769647	9.525417	-2.50%	48,330
2009	10.015946	9.769647	-2.46%	46,850
2008	10.066041	10.015946	-0.50%	21,729
2007	9.853333	10.066041	2.16%	26,727
2006	9.667326	9.853333	1.92%	0
2005	9.656870	9.667326	0.11%	0
2004	9.824766	9.656870	-1.71%	0
2003*	10.000000	9.824766	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.676358	13.872647	9.44%	17,102
2011	12.317183	12.676358	2.92%	16,038
2010	11.423440	12.317183	7.82%	18,209
2009	9.419677	11.423440	21.27%	21,195
2008	11.681086	9.419677	-19.36%	6,937
2007	11.452544	11.681086	2.00%	0
2006	11.203322	11.452544	2.22%	0
2005	11.244639	11.203322	-0.37%	0
2004	10.825594	11.244639	3.87%	0
2003*	10.000000	10.825594	8.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.813553	8.800096	12.63%	4,166
2011	8.866906	7.813553	-11.88%	4,176
2010	7.990895	8.866906	10.96%	1,909
2009	6.021537	7.990895	32.71%	1,394
2008*	10.000000	6.021537	-39.78%	953
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.549018	13.179210	14.12%	0
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
2009	10.869420	13.724830	26.27%	0
2008	20.830786	10.869420	-47.82%	0
2007	20.804475	20.830786	0.13%	0
2006	17.431305	20.804475	19.35%	0
2005	15.992068	17.431305	9.00%	0
2004	13.668336	15.992068	17.00%	0
2003*	10.000000	13.668336	36.68%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.230890	9.384578	14.02%	12,020
2011	10.097734	8.230890	-18.49%	12,766
2010	9.784023	10.097734	3.21%	12,631
2009	7.749495	9.784023	26.25%	11,058
2008	14.844018	7.749495	-47.79%	5,639
2007	14.826735	14.844018	0.12%	290
2006	12.422369	14.826735	19.36%	772
2005	11.395221	12.422369	9.01%	170
2004*	10.000000	11.395221	13.95%	202
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.370289	9.477717	13.23%	3,500
2011	8.871228	8.370289	-5.65%	3,525
2010	7.887171	8.871228	12.48%	477
2009	6.253770	7.887171	26.12%	0
2008*	10.000000	6.253770	-37.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.804974	8.948032	14.65%	6,192
2011	8.524077	7.804974	-8.44%	8,922
2010	7.754152	8.524077	9.93%	6,835
2009	6.241962	7.754152	24.23%	5,775
2008*	10.000000	6.241962	-37.58%	4,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.749358	9.779309	11.77%	8,900
2011	9.391284	8.749358	-6.84%	10,376
2010	7.616007	9.391284	23.31%	8,893
2009	6.164820	7.616007	23.54%	11,720
2008*	10.000000	6.164820	-38.35%	2,465
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.389800	10.650900	13.43%	3,869
2011	9.858964	9.389800	-4.76%	4,226
2010	8.452178	9.858964	16.64%	3,222
2009	6.644385	8.452178	27.21%	5,229
2008*	10.000000	6.644385	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.913076	14.237843	10.26%	350
2011	13.358576	12.913076	-3.33%	426
2010	10.951449	13.358576	21.98%	421
2009	8.831338	10.951449	24.01%	853
2008	16.943088	8.831338	-47.88%	0
2007	15.872015	16.943088	6.75%	0
2006	15.806129	15.872015	0.42%	120
2005	15.046204	15.806129	5.05%	605
2004	13.636241	15.046204	10.34%	165
2003*	10.000000	13.636241	36.36%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.026866	21.143882	17.29%	514
2011	19.554618	18.026866	-7.81%	618
2010	15.857367	19.554618	23.32%	562
2009	12.922305	15.857367	22.71%	627
2008	19.578133	12.922305	-34.00%	277
2007	21.648088	19.578133	-9.56%	0
2006	18.960047	21.648088	14.18%	25
2005	18.918543	18.960047	0.22%	29
2004	16.584685	18.918543	14.07%	34
2003*	10.000000	16.584685	65.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.547095	19.712347	12.34%	1,162
2011	19.104866	17.547095	-8.15%	1,434
2010	15.677960	19.104866	21.86%	1,459
2009	11.961633	15.677960	31.07%	1,518
2008	19.902575	11.961633	-39.90%	822
2007	20.036196	19.902575	-0.67%	1,239
2006	18.387630	20.036196	8.97%	159
2005	16.836188	18.387630	9.21%	87
2004	14.537072	16.836188	15.82%	103
2003*	10.000000	14.537072	45.37%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.712220	14.109883	10.99%	1,757
2011	12.988392	12.712220	-2.13%	2,078
2010	11.765387	12.988392	10.39%	244
2009	9.610871	11.765387	22.42%	244
2008	16.883208	9.610871	-43.07%	244
2007	16.051475	16.883208	5.18%	244
2006	14.516509	16.051475	10.57%	812
2005	13.908480	14.516509	4.37%	244
2004	13.023406	13.908480	6.80%	0
2003*	10.000000	13.023406	30.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.232286	10.403485	12.69%	0
2011	8.920861	9.232286	3.49%	136
2010	7.047616	8.920861	26.58%	0
2009	5.538460	7.047616	27.25%	211
2008*	10.000000	5.538460	-44.62%	1,410
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.070717	10.164262	0.93%	41,068
2011	10.195882	10.070717	-1.23%	36,584
2010	10.210230	10.195882	-0.14%	43,381
2009	9.776899	10.210230	4.43%	43,010
2008*	10.000000	9.776899	-2.23%	19,835

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.346978	13.227042	16.57%	5,513
2011	13.288936	11.346978	-14.61%	5,777
2010	12.816111	13.288936	3.69%	1,071
2009*	10.000000	12.816111	28.16%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.417722	9.604522	1.98%	20,667
2011	9.630730	9.417722	-2.21%	20,290
2010	9.381818	9.630730	2.65%	18,040
2009	8.490757	9.381818	10.49%	20,504
2008	10.059388	8.490757	-15.59%	11,990
2007	9.848778	10.059388	2.14%	0
2006	9.693283	9.848778	1.60%	238
2005	9.799698	9.693283	-1.09%	0
2004	9.973263	9.799698	-1.74%	0
2003*	10.000000	9.973263	-0.27%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.751800	12.468015	6.09%	0
2011	12.181711	11.751800	-3.53%	0
2010	10.445286	12.181711	16.62%	0
2009	8.727335	10.445286	19.68%	0
2008	14.789516	8.727335	-40.99%	0
2007	15.093196	14.789516	-2.01%	0
2006	14.706822	15.093196	2.63%	109
2005	14.658058	14.706822	0.33%	126
2004	13.437805	14.658058	9.08%	150
2003*	10.000000	13.437805	34.38%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.947407	15.090904	8.20%	0
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
2009	9.615264	12.321060	28.14%	0
2008	16.286092	9.615264	-40.96%	0
2007	15.524055	16.286092	4.91%	0
2006	14.002252	15.524055	10.87%	696
2005	13.438688	14.002252	4.19%	0
2004	12.167407	13.438688	10.45%	0
2003*	10.000000	12.167407	21.67%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.984192	14.132392	17.93%	0
2011	13.431716	11.984192	-10.78%	90
2010	11.909771	13.431716	12.78%	0
2009	8.763902	11.909771	35.90%	234
2008	15.068940	8.763902	-41.84%	235
2007	14.574459	15.068940	3.39%	225
2006	12.731834	14.574459	14.47%	4,963
2005	11.448989	12.731834	11.20%	592
2004*	10.000000	11.448989	14.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.204229	21.466538	17.92%	0
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
2009	13.316012	18.092515	35.87%	0
2008	22.889842	13.316012	-41.83%	0
2007	22.134009	22.889842	3.41%	0
2006	19.341502	22.134009	14.44%	0
2005	17.390723	19.341502	11.22%	0
2004	15.003950	17.390723	15.91%	0
2003*	10.000000	15.003950	50.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.129417	1.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.279956	15.097719	13.69%	5,124
2011	13.662735	13.279956	-2.80%	7,094
2010	12.098149	13.662735	12.93%	4,927
2009	9.694514	12.098149	24.79%	5,023
2008	16.201647	9.694514	-40.16%	4,548
2007	15.956906	16.201647	1.53%	0
2006	14.260271	15.956906	11.90%	620
2005	13.830819	14.260271	3.11%	0
2004	12.996768	13.830819	6.42%	0
2003*	10.000000	12.996768	29.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.435543	21.149611	14.72%	2,080
2011	19.368899	18.435543	-4.82%	2,790
2010	16.143091	19.368899	19.98%	1,621
2009	12.095861	16.143091	33.46%	1,695
2008	20.012111	12.095861	-39.56%	1,769
2007	20.817957	20.012111	-3.87%	0
2006	18.620810	20.817957	11.80%	195
2005	17.405765	18.620810	6.98%	483
2004	14.978953	17.405765	16.20%	102
2003*	10.000000	14.978953	49.79%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.538238	5.38%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.154969	12.470341	2.59%	0
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
2009*	10.000000	10.782337	7.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.970530	11.310560	3.10%	10,806
2011	11.138787	10.970530	-1.51%	9,415
2010	10.861161	11.138787	2.56%	2,434
2009*	10.000000	10.861161	8.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.923217	10.593616	6.76%	2,420
2011*	10.000000	9.923217	-0.77%	1,589
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	11.027437	12.808623	16.15%	0
2011	11.860138	11.027437	-7.02%	0
2010	10.634936	11.860138	11.52%	0
2009	8.402644	10.634936	26.57%	0
2008	14.058970	8.402644	-40.23%	0
2007	15.348424	14.058970	-8.40%	0
2006	13.580075	15.348424	13.02%	0
2005	13.235273	13.580075	2.61%	0
2004	12.217048	13.235273	8.33%	0
2003*	10.000000	12.217048	22.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.838944	14.071978	18.86%	0
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
2009	11.213197	13.625933	21.52%	0
2008	20.520325	11.213197	-45.36%	0
2007	19.424187	20.520325	5.64%	0
2006	15.597228	19.424187	24.54%	0
2005	14.256956	15.597228	9.40%	0
2004	12.584302	14.256956	13.29%	0
2003*	10.000000	12.584302	25.84%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	12.040021	13.408489	11.37%	0
2011	15.031229	12.040021	-19.90%	0
2010	12.762039	15.031229	17.78%	0
2009	7.986202	12.762039	59.80%	0
2008	13.008807	7.986202	-38.61%	0
2007	12.646107	13.008807	2.87%	0
2006	12.300885	12.646107	2.81%	0
2005	11.935860	12.300885	3.06%	0
2004	11.655293	11.935860	2.41%	0
2003*	10.000000	11.655293	16.55%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.257643	14.378070	27.72%	0
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.666644	11.355360	6.46%	4,299
2011	10.378571	10.666644	2.78%	3,990
2010	9.961433	10.378571	4.19%	4,168
2009	9.340608	9.961433	6.65%	4,117
2008	10.698770	9.340608	-12.69%	3,261
2007	10.430297	10.698770	2.57%	0
2006	10.329181	10.430297	0.98%	299
2005	10.192334	10.329181	1.34%	0
2004	10.044557	10.192334	1.47%	0
2003*	10.000000	10.044557	0.45%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.210614	22.077337	14.92%	0
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
2009	13.579469	17.227155	26.86%	0
2008	16.381783	13.579469	-17.11%	0
2007	15.794128	16.381783	3.72%	0
2006	14.618624	15.794128	8.04%	0
2005	13.369832	14.618624	9.34%	0
2004	12.457054	13.369832	7.33%	0
2003*	10.000000	12.457054	24.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.656588	-3.43%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.561603	-4.38%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.313615	15.053297	5.17%	267
2011	15.387274	14.313615	-6.98%	878
2010	12.448604	15.387274	23.61%	627
2009	8.364439	12.448604	48.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.427566	15.340752	14.25%	0
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	312
2009	10.075814	11.816881	17.28%	312
2008	17.435268	10.075814	-42.21%	312
2007	17.064599	17.435268	2.17%	779
2006	14.967672	17.064599	14.01%	840
2005	14.683317	14.967672	1.94%	839
2004	13.547207	14.683317	8.39%	1,277
2003*	10.000000	13.547207	35.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.588944	21.459344	15.44%	0
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	2,971
2009	12.171559	16.920857	39.02%	0
2008	19.440140	12.171559	-37.39%	0
2007	19.651496	19.440140	-1.08%	0
2006	17.656679	19.651496	11.30%	0
2005	16.990570	17.656679	3.92%	0
2004	14.642139	16.990570	16.04%	0
2003*	10.000000	14.642139	46.42%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.068317	0.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.748550	13.340205	4.64%	3,898
2011	11.706243	12.748550	8.90%	3,981
2010	11.427508	11.706243	2.44%	7,855
2009	10.639708	11.427508	7.40%	1,430
2008	11.094373	10.639708	-4.10%	1,464
2007	10.398993	11.094373	6.69%	0
2006	10.503624	10.398993	-1.00%	0
2005	10.611882	10.503624	-1.02%	0
2004	10.291552	10.611882	3.11%	705
2003*	10.000000	10.291552	2.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.355935	14.896182	11.53%	0
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	445
2009	10.462657	12.008004	14.77%	445
2008	16.449826	10.462657	-36.40%	445
2007	16.956218	16.449826	-2.99%	445
2006	14.894305	16.956218	13.84%	445
2005	14.622353	14.894305	1.86%	445
2004	13.328855	14.622353	9.70%	445
2003*	10.000000	13.328855	33.29%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.908774	14.620076	13.26%	1,499
2011	13.358495	12.908774	-3.37%	2,219
2010	11.521407	13.358495	15.94%	2,147
2009	9.108360	11.521407	26.49%	604
2008	12.381706	9.108360	-26.44%	563
2007	13.023425	12.381706	-4.93%	871
2006	11.115071	13.023425	17.17%	35
2005*	10.000000	11.115071	11.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.023275	12.883684	7.16%	0
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
2009*	10.000000	11.969753	19.70%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.040545	21.474692	12.78%	3,452
2011	19.428449	19.040545	-2.00%	4,666
2010	15.844234	19.428449	22.62%	4,973
2009	13.004399	15.844234	21.84%	0
2008	19.317027	13.004399	-32.68%	0
2007	19.956117	19.317027	-3.20%	0
2006	17.897638	19.956117	11.50%	0
2005	17.125720	17.897638	4.51%	0
2004	14.418238	17.125720	18.78%	0
2003*	10.000000	14.418238	44.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.731020	15.450609	12.52%	389
2011	13.864896	13.731020	-0.97%	537
2010	12.421688	13.864896	11.62%	1,023
2009	10.112851	12.421688	22.83%	451
2008	16.557317	10.112851	-38.92%	451
2007	16.185093	16.557317	2.30%	698
2006	14.415353	16.185093	12.28%	701
2005	14.163472	14.415353	1.78%	697
2004	13.170537	14.163472	7.54%	695
2003*	10.000000	13.170537	31.71%	161
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.857461	15.945460	7.32%	0
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	8,593
2009	10.498713	12.505268	19.11%	0
2008	15.330307	10.498713	-31.52%	0
2007	14.724740	15.330307	4.11%	0
2006	13.001639	14.724740	13.25%	0
2005	12.813249	13.001639	1.47%	0
2004	12.546704	12.813249	2.12%	0
2003*	10.000000	12.546704	25.47%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.514023	12.318910	17.17%	0
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0
2008	13.250549	8.034864	-39.36%	0
2007	15.328402	13.250549	-13.56%	0
2006	15.193525	15.328402	0.89%	0
2005	14.769232	15.193525	2.87%	0
2004	13.648154	14.769232	8.21%	0
2003*	10.000000	13.648154	36.48%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.279185	13.165069	7.21%	0
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
2008	16.005727	10.969747	-31.46%	0
2007	14.982308	16.005727	6.83%	0
2006	13.277713	14.982308	12.84%	0
2005	13.397044	13.277713	-0.89%	0
2004	12.835006	13.397044	4.38%	0
2003*	10.000000	12.835006	28.35%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.545282	12.312904	6.65%	0
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	214
2008	10.434843	9.400709	-9.91%	214
2007	10.185796	10.434843	2.45%	214
2006	10.057359	10.185796	1.28%	214
2005	10.218953	10.057359	-1.58%	214
2004	10.149419	10.218953	0.69%	0
2003*	10.000000	10.149419	1.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.225020	12.205107	8.73%	9,494
2011	11.567530	11.225020	-2.96%	10,989
2010	10.546844	11.567530	9.68%	12,342
2009	8.731219	10.546844	20.79%	18,293
2008	11.973480	8.731219	-27.08%	19,490
2007	11.333906	11.973480	5.64%	4,828
2006	10.612895	11.333906	6.79%	4,828
2005*	10.000000	10.612895	6.13%	4,828

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.201851	12.342309	10.18%	2,616
2011	11.638850	11.201851	-3.75%	2,868
2010	10.446336	11.638850	11.42%	3,125
2009	8.339025	10.446336	25.27%	17,060
2008	12.734608	8.339025	-34.52%	17,399
2007	11.885019	12.734608	7.15%	17,674
2006	10.917246	11.885019	8.86%	17,915
2005*	10.000000	10.917246	9.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.913993	12.249652	12.24%	0
2011	11.525093	10.913993	-5.30%	461
2010	10.204831	11.525093	12.94%	16,781
2009	7.982886	10.204831	27.83%	23,502
2008	13.249973	7.982886	-39.75%	23,502
2007	12.242110	13.249973	8.23%	23,502
2006	11.123821	12.242110	10.05%	23,042
2005*	10.000000	11.123821	11.24%	23,042
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.686787	14.988926	2.06%	0
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
2008	21.426574	9.519567	-55.57%	0
2007	15.098789	21.426574	41.91%	0
2006	13.285355	15.098789	13.65%	0
2005*	10.000000	13.285355	32.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.533599	15.436922	14.06%	446
2011	13.796680	13.533599	-1.91%	2,111
2010	12.319644	13.796680	11.99%	9,085
2009	9.733362	12.319644	26.57%	1,925
2008	17.466611	9.733362	-44.27%	1,925
2007	17.700989	17.466611	-1.32%	2,316
2006	15.144591	17.700989	16.88%	2,384
2005	14.719744	15.144591	2.89%	2,056
2004	13.579393	14.719744	8.40%	395
2003*	10.000000	13.579393	35.79%	281

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.682083	15.252692	11.48%	0
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	372
2009	9.330044	11.634753	24.70%	372
2008	18.171520	9.330044	-48.66%	948
2007	14.724045	18.171520	23.41%	948
2006	14.176563	14.724045	3.86%	948
2005	13.787725	14.176563	2.82%	576
2004	13.720126	13.787725	0.49%	576
2003*	10.000000	13.720126	37.20%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.258973	12.615011	2.90%	36,470
2011	11.752048	12.258973	4.31%	90,604
2010	11.213147	11.752048	4.81%	179,233
2009	9.964971	11.213147	12.53%	277,942
2008	10.592391	9.964971	-5.92%	261,266
2007	10.444489	10.592391	1.42%	267,528
2006	10.291329	10.444489	1.49%	136,419
2005	10.363516	10.291329	-0.70%	6,783
2004	10.207031	10.363516	1.53%	0
2003*	10.000000	10.207031	2.07%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.313396	23.793129	11.63%	1,280
2011	24.532712	21.313396	-13.12%	2,240
2010	19.579731	24.532712	25.30%	4,866
2009	14.376832	19.579731	36.19%	5,052
2008	24.429564	14.376832	-41.15%	6,894
2007	21.738032	24.429564	12.38%	10,254
2006	19.844027	21.738032	9.54%	10,764
2005	17.253206	19.844027	15.02%	7,895
2004	14.202577	17.253206	21.48%	1,460
2003*	10.000000	14.202577	42.03%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.590302	17.114762	17.30%	0
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
2008	24.524388	13.392232	-45.39%	0
2007	21.502713	24.524388	14.05%	0
2006	18.734206	21.502713	14.78%	0
2005	16.183197	18.734206	15.76%	0
2004	14.655363	16.183197	10.43%	0
2003*	10.000000	14.655363	46.55%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.862121	11.575396	17.37%	0
2011	12.250198	9.862121	-19.49%	260
2010	11.141449	12.250198	9.95%	224
2009	9.059475	11.141449	22.98%	223
2008	16.585835	9.059475	-45.38%	206
2007	14.541388	16.585835	14.06%	228
2006	12.664802	14.541388	14.82%	0
2005	10.944025	12.664802	15.72%	0
2004*	10.000000	10.944025	9.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.822153	20.828793	23.82%	0
2011	18.976719	16.822153	-11.35%	89
2010	15.413239	18.976719	23.12%	89
2009	10.064495	15.413239	53.14%	174
2008	21.202732	10.064495	-52.53%	174
2007	20.637677	21.202732	2.74%	1,116
2006	18.254014	20.637677	13.06%	1,167
2005	18.286473	18.254014	-0.18%	1,292
2004	16.483660	18.286473	10.94%	1,175
2003*	10.000000	16.483660	64.84%	61
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.061898	12.143009	9.77%	0
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	498
2009	7.640967	10.096749	32.14%	498
2008	11.146886	7.640967	-31.45%	498
2007	11.025935	11.146886	1.10%	498
2006*	10.000000	11.025935	10.26%	498
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.197831	16.580866	9.10%	0
2011	14.712054	15.197831	3.30%	865
2010	12.513402	14.712054	17.57%	1,695
2009	10.942922	12.513402	14.35%	4,268
2008	15.404295	10.942922	-28.96%	5,666
2007	16.246329	15.404295	-5.18%	8,782
2006	14.233070	16.246329	14.14%	8,523
2005	14.120595	14.233070	0.80%	6,552
2004	13.054225	14.120595	8.17%	1,247
2003*	10.000000	13.054225	30.54%	158

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.042266	21.967646	15.36%	7,067
2011	20.303088	19.042266	-6.21%	18,648
2010	16.248200	20.303088	24.96%	34,864
2009	12.909587	16.248200	25.86%	59,503
2008	19.778357	12.909587	-34.73%	0
2007	20.793799	19.778357	-4.88%	0
2006	18.239133	20.793799	14.01%	0
2005	17.206428	18.239133	6.00%	0
2004	14.268246	17.206428	20.59%	0
2003*	10.000000	14.268246	42.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.561124	9.621442	12.39%	0
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
2009	6.542223	8.304096	26.93%	0
2008*	10.000000	6.542223	-34.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.364446	15.838882	10.26%	0
2011	17.518061	14.364446	-18.00%	0
2010	15.296879	17.518061	14.52%	0
2009	9.092581	15.296879	68.23%	0
2008	19.715874	9.092581	-53.88%	0
2007	15.722482	19.715874	25.40%	0
2006	12.587209	15.722482	24.91%	0
2005*	10.000000	12.587209	25.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	16.072854	18.517751	15.21%	0
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
2008	22.515223	13.081038	-41.90%	0
2007	20.013904	22.515223	12.50%	0
2006	16.909683	20.013904	18.36%	0
2005	15.749303	16.909683	7.37%	0
2004	13.634901	15.749303	15.51%	0
2003*	10.000000	13.634901	36.35%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.664162	13.446456	15.28%	1,255
2011	13.399958	11.664162	-12.95%	2,306
2010	12.683992	13.399958	5.64%	2,071
2009	9.486961	12.683992	33.70%	1,105
2008	16.332946	9.486961	-41.92%	140,535
2007	14.519847	16.332946	12.49%	70,695
2006	12.266150	14.519847	18.37%	43,307
2005	11.428183	12.266150	7.33%	2,635
2004*	10.000000	11.428183	14.28%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.903090	16.709392	12.12%	0
2011	15.420113	14.903090	-3.35%	0
2010	13.834107	15.420113	11.46%	0
2009	11.960959	13.834107	15.66%	0
2008	11.556646	11.960959	3.50%	0
2007	10.682130	11.556646	8.19%	0
2006	9.713324	10.682130	9.97%	0
2005*	10.000000	9.713324	-2.87%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.136466	1.36%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.871331	9.857902	11.12%	0
2011	10.292162	8.871331	-13.80%	0
2010*	10.000000	10.292162	2.92%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.878675	12.999241	19.49%	0
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.562855	-4.37%	1,318
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.874439	-1.26%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.656623	-3.43%	543
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.263878	13.080810	16.13%	0
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.723743	7.24%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.238158	16.834714	10.48%	0
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
2008	14.626158	11.963925	-18.20%	0
2007	13.610743	14.626158	7.46%	0
2006	12.648544	13.610743	7.61%	0
2005	12.055029	12.648544	4.92%	0
2004	11.423100	12.055029	5.53%	0
2003*	10.000000	11.423100	14.23%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.020816	19.336156	20.69%	483
2011	17.665535	16.020816	-9.31%	659
2010	17.024431	17.665535	3.77%	1,723
2009	11.964347	17.024431	42.29%	232
2008	22.047442	11.964347	-45.73%	231
2007	16.560361	22.047442	33.13%	130
2006	15.572875	16.560361	6.34%	0
2005	14.196482	15.572875	9.70%	0
2004	12.348942	14.196482	14.96%	0
2003*	10.000000	12.348942	23.49%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.678978	27.217783	10.29%	0
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
2008	37.818595	17.604164	-53.45%	0
2007	30.318342	37.818595	24.74%	0
2006	21.216096	30.318342	42.90%	0
2005	16.499332	21.216096	28.59%	0
2004	14.265241	16.499332	15.66%	0
2003*	10.000000	14.265241	42.65%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.581235	15.442024	13.70%	0
2011	13.884487	13.581235	-2.18%	0
2010	12.703810	13.884487	9.29%	396
2009	9.372096	12.703810	35.55%	396
2008	15.261575	9.372096	-38.59%	396
2007	14.107738	15.261575	8.18%	1,118
2006	13.490499	14.107738	4.58%	1,230
2005	13.281117	13.490499	1.58%	833
2004	12.505036	13.281117	6.21%	833
2003*	10.000000	12.505036	25.05%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.141492	1.41%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.268221	17.241002	12.92%	24,210
2011	15.740351	15.268221	-3.00%	63,239
2010	14.522997	15.740351	8.38%	110,218
2009	12.170575	14.522997	19.33%	132,464
2008	18.569909	12.170575	-34.46%	1,088
2007	17.713360	18.569909	4.84%	1,051
2006	15.082636	17.713360	17.44%	454
2005	14.536075	15.082636	3.76%	454
2004	12.990444	14.536075	11.90%	454
2003*	10.000000	12.990444	29.90%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.203372	11.526613	12.97%	669
2011	10.659314	10.203372	-4.28%	794
2010*	10.000000	10.659314	6.59%	1,005
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.003473	9.982389	10.87%	0
2011*	10.000000	9.003473	-9.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.322188	14.857003	11.52%	0
2011	13.603911	13.322188	-2.07%	1,345
2010	12.337108	13.603911	10.27%	1,584
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.484316	10.694457	12.76%	229,695
2011	9.642376	9.484316	-1.64%	356,132
2010	8.833028	9.642376	9.16%	381,891
2009	7.344487	8.833028	20.27%	387,849
2008	10.732657	7.344487	-31.57%	380,898
2007	10.377716	10.732657	3.42%	91,559
2006*	10.000000	10.377716	3.78%	32,157

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.619417	10.861918	2.28%	210,388
2011	10.306571	10.619417	3.04%	303,979
2010	9.978477	10.306571	3.29%	317,960
2009	9.130214	9.978477	9.29%	305,976
2008	10.395406	9.130214	-12.17%	321,333
2007	10.359960	10.395406	0.34%	64,911
2006*	10.000000	10.359960	3.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.394355	11.176181	18.97%	936
2011	10.629301	9.394355	-11.62%	1,512
2010	9.799774	10.629301	8.46%	6,602
2009	7.101625	9.799774	37.99%	471
2008	11.876563	7.101625	-40.20%	488
2007	10.658003	11.876563	11.43%	292
2006*	10.000000	10.658003	6.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.737424	9.995760	14.40%	1,031
2011	9.406610	8.737424	-7.11%	3,177
2010	8.166735	9.406610	15.18%	8,208
2009	6.038560	8.166735	35.24%	2,404
2008	11.108347	6.038560	-45.64%	9,477
2007	10.188370	11.108347	9.03%	7,749
2006*	10.000000	10.188370	1.88%	6,005
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.700587	8.784156	14.07%	267,507
2011	8.082379	7.700587	-4.72%	421,235
2010	7.473482	8.082379	8.15%	442,522
2009	5.868092	7.473482	27.36%	434,278
2008	9.722931	5.868092	-39.65%	417,606
2007*	10.000000	9.722931	-2.77%	63,959
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.266869	17.042224	11.63%	0
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0
2008	13.705729	9.617685	-29.83%	0
2007	13.638790	13.705729	0.49%	0
2006	12.652973	13.638790	7.79%	0
2005	12.681275	12.652973	-0.22%	0
2004	11.819638	12.681275	7.29%	0
2003*	10.000000	11.819638	18.20%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.493484	13.964770	11.78%	0
2011	12.349432	12.493484	1.17%	0
2010	11.198674	12.349432	10.28%	0
2009	7.866527	11.198674	42.36%	0
2008	11.227166	7.866527	-29.93%	0
2007	11.168702	11.227166	0.52%	0
2006	10.361854	11.168702	7.79%	0
2005*	10.000000	10.361854	3.62%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.630653	15.695825	15.15%	11,923
2011	14.352557	13.630653	-5.03%	16,940
2010	12.757362	14.352557	12.50%	29,494
2009	10.206059	12.757362	25.00%	13,172
2008	16.683031	10.206059	-38.82%	33,435
2007	17.580325	16.683031	-5.10%	117,274
2006	15.610111	17.580325	12.62%	90,431
2005	15.408536	15.610111	1.31%	12,433
2004	13.504333	15.408536	14.10%	1,840
2003*	10.000000	13.504333	35.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.310415	8.322867	13.85%	0
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
2009	5.065862	7.551323	49.06%	0
2008*	10.000000	5.065862	-49.34%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.815334	9.567855	8.54%	38,987
2011	9.350943	8.815334	-5.73%	90,471
2010	7.765678	9.350943	20.41%	163,186
2009	6.070614	7.765678	27.92%	285,695
2008*	10.000000	6.070614	-39.29%	320,799
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.111270	9.180730	13.18%	0
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
2008*	10.000000	6.303170	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.484681	10.264545	8.22%	203,169
2011	9.865025	9.484681	-3.86%	243,731
2010	9.168916	9.865025	7.59%	241,220
2009	7.852379	9.168916	16.77%	177,117
2008*	10.000000	7.852379	-21.48%	177,117

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.898775	9.854361	10.74%	323,837
2011	9.457221	8.898775	-5.90%	329,204
2010	8.634762	9.457221	9.52%	329,395
2009	7.136271	8.634762	21.00%	10,638
2008*	10.000000	7.136271	-28.64%	10,638
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.188217	10.672242	4.75%	2,229
2011	10.308704	10.188217	-1.17%	2,408
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
2008*	10.000000	8.993013	-10.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.196320	10.069798	9.50%	74,384
2011	9.661834	9.196320	-4.82%	74,158
2010	8.902263	9.661834	8.53%	175,858
2009	7.491083	8.902263	18.84%	18,893
2008*	10.000000	7.491083	-25.09%	1,994
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.574731	9.574326	11.66%	5,314
2011	9.229854	8.574731	-7.10%	5,314
2010	8.358577	9.229854	10.42%	5,314
2009	6.776253	8.358577	23.35%	0
2008*	10.000000	6.776253	-32.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.745905	10.450646	7.23%	5,628
2011	10.027472	9.745905	-2.81%	6,009
2010	9.437218	10.027472	6.25%	18,846
2009	8.229175	9.437218	14.68%	0
2008*	10.000000	8.229175	-17.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.120167	11.646760	4.74%	15,200
2011	10.740293	11.120167	3.54%	60,230
2010	10.321677	10.740293	4.06%	122,176
2009	9.753752	10.321677	5.82%	188,700
2008*	10.000000	9.753752	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.058234	12.586370	4.38%	0
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	160
2009	9.759531	11.073984	13.47%	0
2008*	10.000000	9.759531	-2.40%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.122124	29.779342	14.00%	0
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0
2008	47.054817	19.289618	-59.01%	0
2007	33.260826	47.054817	41.47%	0
2006	25.036467	33.260826	32.85%	0
2005	19.412896	25.036467	28.97%	0
2004	16.540376	19.412896	17.37%	0
2003*	10.000000	16.540376	65.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.782293	17.980583	13.93%	0
2011	20.921315	15.782293	-24.56%	0
2010	18.524835	20.921315	12.94%	0
2009	11.655901	18.524835	58.93%	0
2008	28.388430	11.655901	-58.94%	0
2007	20.030764	28.388430	41.72%	0
2006	15.051156	20.030764	33.08%	0
2005	11.656576	15.051156	29.12%	0
2004*	10.000000	11.656576	16.57%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.906138	11.956428	0.42%	32,920
2011	11.390386	11.906138	4.53%	76,373
2010	11.154997	11.390386	2.11%	140,588
2009	11.147169	11.154997	0.07%	240,245
2008	10.619040	11.147169	4.97%	281,568
2007	10.170346	10.619040	4.41%	248,070
2006	10.098317	10.170346	0.71%	139,960
2005	10.034351	10.098317	0.64%	6,830
2004	9.971617	10.034351	0.63%	0
2003*	10.000000	9.971617	-0.28%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.596234	7.406374	12.28%	1,183
2011	7.520638	6.596234	-12.29%	2,043
2010	6.829224	7.520638	10.12%	1,885
2009	5.413580	6.829224	26.15%	771
2008*	10.000000	5.413580	-45.86%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.096218	8.174218	15.19%	0
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
2008	11.486226	6.369716	-44.54%	0
2007	10.776649	11.486226	6.58%	0
2006*	10.000000	10.776649	7.77%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.924933	16.856410	12.94%	52,018
2011	15.941481	14.924933	-6.38%	84,771
2010	14.270643	15.941481	11.71%	118,978
2009	11.512141	14.270643	23.96%	251,005
2008	18.705868	11.512141	-38.46%	358,628
2007	18.118493	18.705868	3.24%	448,413
2006	15.907856	18.118493	13.90%	446,129
2005	15.123351	15.907856	5.19%	396,324
2004	13.609991	15.123351	11.12%	145,382
2003*	10.000000	13.609991	36.10%	26,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.037977	12.831316	6.59%	3,740
2011	12.243948	12.037977	-1.68%	9,445
2010	11.441283	12.243948	7.02%	5,480
2009*	10.000000	11.441283	14.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.643935	13.830086	9.38%	0
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
2009*	10.000000	11.995956	19.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.703416	11.994497	2.49%	5,956
2011	11.666968	11.703416	0.31%	6,076
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	14,960
2008	11.613381	10.635584	-8.42%	15,293
2007	11.310306	11.613381	2.68%	28,807
2006	10.931599	11.310306	3.46%	21,677
2005	10.857791	10.931599	0.68%	31,289
2004	10.646571	10.857791	1.98%	29,720
2003*	10.000000	10.646571	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.572366	14.655419	7.98%	101,735
2011	13.932384	13.572366	-2.58%	306,508
2010	12.889966	13.932384	8.09%	856,316
2009	11.102684	12.889966	16.10%	1,236,019
2008	14.834493	11.102684	-25.16%	1,350,491
2007	14.409293	14.834493	2.95%	1,439,439
2006	13.277824	14.409293	8.52%	1,258,989
2005	12.933076	13.277824	2.67%	449,363
2004	12.116049	12.933076	6.74%	110,109
2003*	10.000000	12.116049	21.16%	10,645

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.481183	16.052812	10.85%	80,258
2011	15.182222	14.481183	-4.62%	142,247
2010	13.807159	15.182222	9.96%	206,876
2009	11.390121	13.807159	21.22%	316,538
2008	17.036643	11.390121	-33.14%	353,824
2007	16.471815	17.036643	3.43%	399,923
2006	14.755964	16.471815	11.63%	398,098
2005	14.140874	14.755964	4.35%	254,592
2004	12.945322	14.140874	9.24%	67,826
2003*	10.000000	12.945322	29.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.795373	13.470774	5.28%	139,831
2011	12.864085	12.795373	-0.53%	186,644
2010	12.164556	12.864085	5.75%	206,864
2009	10.896205	12.164556	11.64%	242,335
2008	13.161523	10.896205	-17.21%	272,864
2007	12.760116	13.161523	3.15%	228,213
2006	12.075916	12.760116	5.67%	146,847
2005	11.859009	12.075916	1.83%	123,966
2004	11.356286	11.859009	4.43%	8,422
2003*	10.000000	11.356286	13.56%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.877914	14.860568	15.40%	1,139
2011	13.552335	12.877914	-4.98%	4,694
2010	12.815268	13.552335	5.75%	7,631
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.918860	21.656579	14.47%	0
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
2009	12.153449	16.196685	33.27%	123
2008	19.629907	12.153449	-38.09%	123
2007	18.730452	19.629907	4.80%	194
2006	17.489639	18.730452	7.09%	196
2005	16.008905	17.489639	9.25%	194
2004	14.194622	16.008905	12.78%	274
2003*	10.000000	14.194622	41.95%	74

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.245579	9.009187	-2.56%	9,653
2011	9.486829	9.245579	-2.54%	30,728
2010	9.735058	9.486829	-2.55%	43,739
2009	9.985606	9.735058	-2.51%	33,760
2008	10.040699	9.985606	-0.55%	25,906
2007	9.833599	10.040699	2.11%	59,955
2006	9.652899	9.833599	1.87%	33,679
2005	9.647389	9.652899	0.06%	10,757
2004	9.820156	9.647389	-1.76%	12,282
2003*	10.000000	9.820156	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.618776	13.802520	9.38%	4,701
2011	12.267503	12.618776	2.86%	5,520
2010	11.383200	12.267503	7.77%	14,301
2009	9.391312	11.383200	21.21%	1,073
2008	11.651891	9.391312	-19.40%	1,220
2007	11.429808	11.651891	1.94%	1,567
2006	11.186803	11.429808	2.17%	0
2005	11.233809	11.186803	-0.42%	0
2004	10.820723	11.233809	3.82%	0
2003*	10.000000	10.820723	8.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.798884	8.779059	12.57%	51,019
2011	8.854791	7.798884	-11.92%	92,543
2010	7.984057	8.854791	10.91%	142,957
2009	6.019470	7.984057	32.64%	241,277
2008*	10.000000	6.019470	-39.81%	229,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.497776	13.113998	14.06%	0
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
2008	20.780992	10.837865	-47.85%	0
2007	20.765452	20.780992	0.07%	0
2006	17.407509	20.765452	19.29%	0
2005	15.978409	17.407509	8.94%	0
2004	13.663665	15.978409	16.94%	0
2003*	10.000000	13.663665	36.64%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.198586	9.342946	13.96%	1,465
2011	10.063270	8.198586	-18.53%	2,061
2010	9.755630	10.063270	3.15%	6,231
2009	7.730977	9.755630	26.19%	472
2008	14.816179	7.730977	-47.82%	84,722
2007	14.806572	14.816179	0.06%	99,451
2006	12.411825	14.806572	19.29%	51,873
2005	11.391374	12.411825	8.96%	3,199
2004*	10.000000	11.391374	13.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.354559	9.455041	13.17%	18,496
2011	8.859090	8.354559	-5.70%	41,414
2010	7.880412	8.859090	12.42%	73,465
2009	6.251616	7.880412	26.05%	140,938
2008*	10.000000	6.251616	-37.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.790317	8.926637	14.59%	0
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
2009	6.239816	7.747515	24.16%	0
2008*	10.000000	6.239816	-37.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.732915	9.755918	11.71%	21,313
2011	9.378430	8.732915	-6.88%	46,853
2010	7.609490	9.378430	23.25%	84,413
2009	6.162707	7.609490	23.48%	118,084
2008*	10.000000	6.162707	-38.37%	102,251
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.372148	10.625415	13.37%	27,845
2011	9.845472	9.372148	-4.81%	57,549
2010	8.444937	9.845472	16.58%	85,278
2009	6.642101	8.444937	27.14%	120,392
2008*	10.000000	6.642101	-33.58%	177,304
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.854435	14.165904	10.20%	0
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
2008	16.900776	8.804755	-47.90%	0
2007	15.840536	16.900776	6.69%	0
2006	15.782851	15.840536	0.37%	0
2005	15.031729	15.782851	5.00%	0
2004	13.630117	15.031729	10.28%	0
2003*	10.000000	13.630117	36.30%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.944994	21.037040	17.23%	0
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
2009	12.883408	15.801537	22.65%	0
2008	19.529246	12.883408	-34.03%	0
2007	21.605189	19.529246	-9.61%	0
2006	18.932150	21.605189	14.12%	0
2005	18.900373	18.932150	0.17%	0
2004	16.577254	18.900373	14.01%	0
2003*	10.000000	16.577254	65.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.467384	19.612714	12.28%	660
2011	19.027826	17.467384	-8.20%	1,166
2010	15.622746	19.027826	21.80%	1,084
2009	11.925620	15.622746	31.00%	395
2008	19.852863	11.925620	-39.93%	22,646
2007	19.996473	19.852863	-0.72%	20,577
2006	18.360569	19.996473	8.91%	17,952
2005	16.820009	18.360569	9.16%	799
2004	14.530553	16.820009	15.76%	0
2003*	10.000000	14.530553	45.31%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.654456	14.038553	10.94%	26,652
2011	12.935991	12.654456	-2.18%	60,189
2010	11.723931	12.935991	10.34%	111,186
2009	9.581929	11.723931	22.35%	182,259
2008	16.841033	9.581929	-43.10%	217,346
2007	16.019638	16.841033	5.13%	164,268
2006	14.495128	16.019638	10.52%	112,473
2005	13.895106	14.495128	4.32%	5,225
2004	13.017569	13.895106	6.74%	0
2003*	10.000000	13.017569	30.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.214927	10.378588	12.63%	0
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
2008*	10.000000	5.536549	-44.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.051801	10.139962	0.88%	5,809
2011	10.181934	10.051801	-1.28%	8,255
2010	10.201506	10.181934	-0.19%	14,994
2009	9.773555	10.201506	4.38%	3,645
2008*	10.000000	9.773555	-2.26%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.331470	13.202184	16.51%	35,439
2011	13.277584	11.331470	-14.66%	64,396
2010	12.811727	13.277584	3.64%	101,387
2009*	10.000000	12.811727	28.12%	171,565
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.374979	9.556012	1.93%	8,260
2011	9.591920	9.374979	-2.26%	49,641
2010	9.348803	9.591920	2.60%	108,932
2009	8.465200	9.348803	10.44%	167,647
2008	10.034249	8.465200	-15.64%	293,488
2007	9.829228	10.034249	2.09%	263,697
2006	9.679002	9.829228	1.55%	154,290
2005	9.790262	9.679002	-1.14%	64
2004	9.968772	9.790262	-1.79%	0
2003*	10.000000	9.968772	-0.31%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.698407	12.404995	6.04%	0
2011	12.132589	11.698407	-3.58%	180
2010	10.408503	12.132589	16.56%	180
2009	8.701066	10.408503	19.62%	183
2008	14.752589	8.701066	-41.02%	150
2007	15.063279	14.752589	-2.06%	135
2006	14.685186	15.063279	2.57%	0
2005	14.643982	14.685186	0.28%	0
2004	13.431782	14.643982	9.02%	0
2003*	10.000000	13.431782	34.32%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.885531	15.016226	8.14%	0
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
2008	16.247159	9.587339	-40.99%	141
2007	15.494930	16.247159	4.85%	195,071
2006	13.983136	15.494930	10.81%	130,706
2005	13.427203	13.983136	4.14%	6,082
2004	12.163238	13.427203	10.39%	0
2003*	10.000000	12.163238	21.63%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.937196	14.069724	17.86%	0
2011	13.385913	11.937196	-10.82%	0
2010	11.875245	13.385913	12.72%	0
2009	8.742977	11.875245	35.83%	0
2008	15.040679	8.742977	-41.87%	0
2007	14.554628	15.040679	3.34%	0
2006	12.721021	14.554628	14.41%	0
2005	11.445101	12.721021	11.15%	0
2004*	10.000000	11.445101	14.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.121544	21.358041	17.86%	0
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
2008	22.832692	13.275934	-41.86%	0
2007	22.090135	22.832692	3.36%	0
2006	19.313035	22.090135	14.38%	0
2005	17.374012	19.313035	11.16%	0
2004	14.997227	17.374012	15.85%	0
2003*	10.000000	14.997227	49.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.128482	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.219623	15.021393	13.63%	26,383
2011	13.607633	13.219623	-2.85%	59,229
2010	12.055541	13.607633	12.87%	108,164
2009	9.665322	12.055541	24.73%	169,515
2008	16.161175	9.665322	-40.19%	185,768
2007	15.925256	16.161175	1.48%	153,469
2006	14.239272	15.925256	11.84%	116,615
2005	13.817518	14.239272	3.05%	6,454
2004	12.990931	13.817518	6.36%	82
2003*	10.000000	12.990931	29.91%	161
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.351799	21.042720	14.66%	0
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
2008	19.962121	12.059435	-39.59%	49,584
2007	20.776676	19.962121	-3.92%	28,645
2006	18.593399	20.776676	11.74%	18,584
2005	17.389038	18.593399	6.93%	784
2004	14.972238	17.389038	16.14%	0
2003*	10.000000	14.972238	49.72%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.534639	5.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.138362	12.446898	2.54%	0
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.955543	11.289295	3.05%	18,195
2011	11.129257	10.955543	-1.56%	31,788
2010	10.857437	11.129257	2.50%	57,239
2009*	10.000000	10.857437	8.57%	77,003
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.919841	10.584565	6.70%	822
2011*	10.000000	9.919841	-0.80%	1,033
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.978496	12.745217	16.09%	0
2011	11.813552	10.978496	-7.07%	0
2010	10.598587	11.813552	11.46%	0
2009	8.378222	10.598587	26.50%	0
2008	14.025334	8.378222	-40.26%	0
2007	15.319613	14.025334	-8.45%	0
2006	13.561526	15.319613	12.96%	0
2005	13.223957	13.561526	2.55%	0
2004	12.212863	13.223957	8.28%	0
2003*	10.000000	12.212863	22.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.786422	14.002354	18.80%	0
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0
2008	20.471301	11.180653	-45.38%	0
2007	19.387774	20.471301	5.59%	0
2006	15.575952	19.387774	24.47%	0
2005	14.244793	15.575952	9.34%	0
2004	12.580004	14.244793	13.23%	0
2003*	10.000000	12.580004	25.80%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.986581	13.342120	11.31%	0
2011	14.972189	11.986581	-19.94%	0
2010	12.718419	14.972189	17.72%	0
2009	7.962992	12.718419	59.72%	0
2008	12.977688	7.962992	-38.64%	0
2007	12.622358	12.977688	2.82%	0
2006	12.284060	12.622358	2.75%	0
2005	11.925642	12.284060	3.01%	0
2004	11.651290	11.925642	2.35%	0
2003*	10.000000	11.651290	16.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.248058	14.358445	27.65%	0
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.619357	11.299207	6.40%	0
2011	10.337855	10.619357	2.72%	1,172
2010	9.927442	10.337855	4.13%	2,174
2009	9.313512	9.927442	6.59%	2,110
2008	10.673210	9.313512	-12.74%	203,256
2007	10.410732	10.673210	2.52%	197,343
2006	10.315071	10.410732	0.93%	107,208
2005	10.183615	10.315071	1.29%	6,036
2004	10.041112	10.183615	1.42%	898
2003*	10.000000	10.041112	0.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.122170	21.964405	14.86%	0
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
2008	16.339813	13.537731	-17.15%	0
2007	15.761797	16.339813	3.67%	0
2006	14.596171	15.761797	7.99%	0
2005	13.356123	14.596171	9.28%	0
2004	12.450667	13.356123	7.27%	0
2003*	10.000000	12.450667	24.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.653276	-3.47%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.558322	-4.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.261374	14.990650	5.11%	0
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	2,728
2009	8.346733	12.415878	48.75%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.366518	15.263152	14.19%	0
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	0
2009	10.045454	11.775225	17.22%	0
2008	17.391707	10.045454	-42.24%	0
2007	17.030758	17.391707	2.12%	0
2006	14.945638	17.030758	13.95%	0
2005	14.669210	14.945638	1.88%	0
2004	13.541122	14.669210	8.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.504473	21.350842	15.38%	0
2011	20.790175	18.504473	-10.99%	0
2010	16.861246	20.790175	23.30%	0
2009	12.134914	16.861246	38.95%	0
2008	19.391590	12.134914	-37.42%	0
2007	19.612536	19.391590	-1.13%	0
2006	17.630699	19.612536	11.24%	0
2005	16.974250	17.630699	3.87%	0
2004	14.635577	16.974250	15.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.064877	0.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.689829	13.271943	4.59%	0
2011	11.658277	12.689829	8.85%	0
2010	11.386526	11.658277	2.39%	0
2009	10.606993	11.386526	7.35%	0
2008	11.065938	10.606993	-4.15%	701
2007	10.377693	11.065938	6.63%	911
2006	10.487479	10.377693	-1.05%	872
2005	10.600995	10.487479	-1.07%	817
2004	10.286270	10.600995	3.06%	755
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.295235	14.820851	11.47%	0
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
2009	10.431155	11.965688	14.71%	0
2008	16.408735	10.431155	-36.43%	0
2007	16.922598	16.408735	-3.04%	0
2006	14.872381	16.922598	13.79%	0
2005	14.608293	14.872381	1.81%	0
2004	13.322861	14.608293	9.65%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.864704	14.562676	13.20%	0
2011	13.319708	12.864704	-3.42%	0
2010	11.493844	13.319708	15.89%	0
2009	9.091242	11.493844	26.43%	0
2008	12.364782	9.091242	-26.47%	0
2007	13.012340	12.364782	-4.98%	0
2006	11.111284	13.012340	17.11%	0
2005*	10.000000	11.111284	11.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.006835	12.859464	7.10%	0
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
2009*	10.000000	11.965655	19.66%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.954027	21.366115	12.73%	0
2011	19.350089	18.954027	-2.05%	0
2010	15.788409	19.350089	22.56%	0
2009	12.965228	15.788409	21.78%	0
2008	19.268764	12.965228	-32.71%	0
2007	19.916540	19.268764	-3.25%	0
2006	17.871283	19.916540	11.44%	0
2005	17.109251	17.871283	4.45%	0
2004	14.411767	17.109251	18.72%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.668613	15.372466	12.47%	0
2011	13.808945	13.668613	-1.02%	0
2010	12.377907	13.808945	11.56%	791
2009	10.082386	12.377907	22.77%	791
2008	16.515936	10.082386	-38.95%	791
2007	16.152986	16.515936	2.25%	791
2006	14.394124	16.152986	12.22%	791
2005	14.149850	14.394124	1.73%	791
2004	13.164627	14.149850	7.48%	791
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.789993	15.864885	7.27%	0
2011	13.963553	14.789993	5.92%	0
2010	12.461226	13.963553	12.06%	0
2009	10.467112	12.461226	19.05%	0
2008	15.292022	10.467112	-31.55%	640
2007	14.695545	15.292022	4.06%	650
2006	12.982487	14.695545	13.20%	639
2005	12.800921	12.982487	1.42%	657
2004	12.541065	12.800921	2.07%	642

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.466215	12.256585	17.11%	0
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
2009	8.010644	9.812493	22.49%	0
2008	13.217414	8.010644	-39.39%	0
2007	15.297967	13.217414	-13.60%	0
2006	15.171124	15.297967	0.84%	0
2005	14.755012	15.171124	2.82%	0
2004	13.642013	14.755012	8.16%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.223413	13.098534	7.16%	0
2011	13.280658	12.223413	-7.96%	0
2010	12.065448	13.280658	10.07%	0
2009	10.936717	12.065448	10.32%	0
2008	15.965735	10.936717	-31.50%	0
2007	14.952587	15.965735	6.78%	0
2006	13.258156	14.952587	12.78%	0
2005	13.384155	13.258156	-0.94%	0
2004	12.829245	13.384155	4.33%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.492795	12.250619	6.59%	0
2011	11.568470	11.492795	-0.65%	0
2010	10.968767	11.568470	5.47%	0
2009	9.372361	10.968767	17.03%	0
2008	10.408726	9.372361	-9.96%	0
2007	10.165556	10.408726	2.39%	1,535
2006	10.042521	10.165556	1.23%	1,535
2005	10.209113	10.042521	-1.63%	1,535
2004	10.144849	10.209113	0.63%	1,535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.186690	12.157188	8.68%	0
2011	11.533937	11.186690	-3.01%	0
2010	10.521607	11.533937	9.62%	0
2009	8.714807	10.521607	20.73%	0
2008	11.957115	8.714807	-27.12%	0
2007	11.324246	11.957115	5.59%	0
2006	10.609283	11.324246	6.74%	0
2005*	10.000000	10.609283	6.09%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.163573	12.293804	10.12%	0
2011	11.605026	11.163573	-3.80%	0
2010	10.421329	11.605026	11.36%	0
2009	8.323333	10.421329	25.21%	0
2008	12.717185	8.323333	-34.55%	0
2007	11.874893	12.717185	7.09%	0
2006	10.913537	11.874893	8.81%	0
2005*	10.000000	10.913537	9.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.876743	12.201574	12.18%	0
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0
2009	7.967882	10.180422	27.77%	0
2008	13.231866	7.967882	-39.78%	168
2007	12.231694	13.231866	8.18%	168
2006	11.120041	12.231694	10.00%	168
2005*	10.000000	11.120041	11.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.636612	14.930038	2.00%	0
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
2009	9.501653	13.657248	43.74%	0
2008	21.397269	9.501653	-55.59%	0
2007	15.085922	21.397269	41.84%	0
2006	13.280835	15.085922	13.59%	0
2005*	10.000000	13.280835	32.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.472027	15.358794	14.01%	0
2011	13.740960	13.472027	-1.96%	0
2010	12.276191	13.740960	11.93%	0
2009	9.704024	12.276191	26.51%	221
2008	17.422948	9.704024	-44.30%	768
2007	17.665851	17.422948	-1.37%	913
2006	15.122257	17.665851	16.82%	913
2005	14.705555	15.122257	2.83%	914
2004	13.573275	14.705555	8.34%	914
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.619905	15.175568	11.42%	0
2011	13.987258	13.619905	-2.63%	0
2010	11.593758	13.987258	20.64%	0
2009	9.301945	11.593758	24.64%	0
2008	18.126134	9.301945	-48.68%	0
2007	14.694842	18.126134	23.35%	133
2006	14.155702	14.694842	3.81%	133
2005	13.774476	14.155702	2.77%	0
2004	13.713975	13.774476	0.44%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.203278	12.551260	2.85%	0
2011	11.704638	12.203278	4.26%	0
2010	11.173654	11.704638	4.75%	0
2009	9.934979	11.173654	12.47%	1,306
2008	10.565928	9.934979	-5.97%	3,073
2007	10.423767	10.565928	1.36%	4,100
2006	10.276160	10.423767	1.44%	2,197
2005	10.353540	10.276160	-0.75%	2,091
2004	10.202435	10.353540	1.48%	1,923
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.216573	23.672861	11.58%	0
2011	24.433783	21.216573	-13.17%	0
2010	19.510775	24.433783	25.23%	286
2009	14.333549	19.510775	36.12%	286
2008	24.368547	14.333549	-41.18%	1,172
2007	21.694933	24.368547	12.32%	1,191
2006	19.814822	21.694933	9.49%	1,240
2005	17.236623	19.814822	14.96%	1,274
2004	14.196193	17.236623	21.42%	1,351
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.524006	17.028241	17.24%	0
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
2009	13.351915	16.414558	22.94%	0
2008	24.463153	13.351915	-45.42%	0
2007	21.460084	24.463153	13.99%	0
2006	18.706629	21.460084	14.72%	0
2005	16.167649	18.706629	15.70%	0
2004	14.648789	16.167649	10.37%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.823416	11.524043	17.31%	0
2011	12.208392	9.823416	-19.54%	0
2010	11.109114	12.208392	9.90%	0
2009	9.037822	11.109114	22.92%	0
2008	16.554692	9.037822	-45.41%	0
2007	14.521578	16.554692	14.00%	0
2006	12.654015	14.521578	14.76%	0
2005	10.940303	12.654015	15.66%	0
2004*	10.000000	10.940303	9.40%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.745703	20.723478	23.75%	0
2011	18.900152	16.745703	-11.40%	0
2010	15.358918	18.900152	23.06%	0
2009	10.034168	15.358918	53.07%	193
2008	21.149754	10.034168	-52.56%	193
2007	20.596731	21.149754	2.69%	193
2006	18.227113	20.596731	13.00%	193
2005	18.268884	18.227113	-0.23%	193
2004	16.476260	18.268884	10.88%	193
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.029792	12.101537	9.72%	0
2011	11.059863	11.029792	-0.27%	0
2010	10.077763	11.059863	9.75%	0
2009	7.630509	10.077763	32.07%	0
2008	11.137362	7.630509	-31.49%	0
2007	11.022190	11.137362	1.04%	0
2006*	10.000000	11.022190	10.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.128773	16.497029	9.04%	0
2011	14.652709	15.128773	3.25%	0
2010	12.469314	14.652709	17.51%	0
2009	10.909972	12.469314	14.29%	228
2008	15.365816	10.909972	-29.00%	6,615
2007	16.214108	15.365816	-5.23%	8,766
2006	14.212107	16.214108	14.09%	11,905
2005	14.107001	14.212107	0.75%	12,223
2004	13.048361	14.107001	8.11%	12,325
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.955753	21.856586	15.30%	0
2011	20.221199	18.955753	-6.26%	0
2010	16.190962	20.221199	24.89%	0
2009	12.870717	16.190962	25.80%	444
2008	19.728948	12.870717	-34.76%	0
2007	20.752566	19.728948	-4.93%	0
2006	18.212285	20.752566	13.95%	0
2005	17.189899	18.212285	5.95%	0
2004	14.261855	17.189899	20.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.545024	9.598404	12.33%	0
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
2009	6.539981	8.296998	26.87%	0
2008*	10.000000	6.539981	-34.60%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.315394	15.776674	10.21%	0
2011	17.467198	14.315394	-18.04%	0
2010	15.260277	17.467198	14.46%	0
2009	9.075481	15.260277	68.15%	0
2008	19.688930	9.075481	-53.91%	0
2007	15.709099	19.688930	25.33%	0
2006	12.582925	15.709099	24.84%	0
2005*	10.000000	12.582925	25.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.999830	18.424145	15.15%	0
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
2009	13.041659	17.407987	33.48%	0
2008	22.458993	13.041659	-41.93%	0
2007	19.974229	22.458993	12.44%	0
2006	16.884796	19.974229	18.30%	0
2005	15.734158	16.884796	7.31%	0
2004	13.628768	15.734158	15.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.618401	13.386808	15.22%	0
2011	13.354242	11.618401	-13.00%	0
2010	12.647196	13.354242	5.59%	0
2009	9.464296	12.647196	33.63%	0
2008	16.302306	9.464296	-41.95%	1,405
2007	14.500085	16.302306	12.43%	1,306
2006	12.255715	14.500085	18.31%	0
2005	11.424307	12.255715	7.28%	0
2004*	10.000000	11.424307	14.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.852243	16.643817	12.06%	0
2011	15.375374	14.852243	-3.40%	0
2010	13.801045	15.375374	11.41%	0
2009	11.938495	13.801045	15.60%	0
2008	11.540855	11.938495	3.45%	0
2007	10.673039	11.540855	8.13%	0
2006	9.710022	10.673039	9.92%	0
2005*	10.000000	9.710022	-2.90%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.132999	1.33%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.866046	9.846972	11.06%	0
2011	10.291293	8.866046	-13.85%	0
2010*	10.000000	10.291293	2.91%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.872183	12.984803	19.43%	0
2011	11.264437	10.872183	-3.48%	0
2010*	10.000000	11.264437	12.64%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.559538	-4.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.871071	-1.29%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.653258	-3.47%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.248492	13.056230	16.07%	0
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
2009*	10.000000	11.757011	17.57%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.720073	7.20%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.979457	-0.21%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.168970	16.749665	10.42%	0
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
2009	11.927914	14.590066	22.32%	0
2008	14.589620	11.927914	-18.24%	0
2007	13.583739	14.589620	7.41%	0
2006	12.629911	13.583739	7.55%	0
2005	12.043434	12.629911	4.87%	0
2004	11.417969	12.043434	5.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.947973	19.238347	20.63%	0
2011	17.594225	15.947973	-9.36%	0
2010	16.964411	17.594225	3.71%	0
2009	11.928288	16.964411	42.22%	0
2008	21.992318	11.928288	-45.76%	0
2007	16.527481	21.992318	33.07%	0
2006	15.549907	16.527481	6.29%	0
2005	14.182804	15.549907	9.64%	0
2004	12.343389	14.182804	14.90%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.871180	-1.29%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.566913	27.080251	10.23%	0
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
2009	17.551188	30.612397	74.42%	0
2008	37.724227	17.551188	-53.48%	0
2007	30.258284	37.724227	24.67%	0
2006	21.184904	30.258284	42.83%	0
2005	16.483483	21.184904	28.52%	0
2004	14.258843	16.483483	15.60%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.519520	15.363950	13.64%	0
2011	13.828473	13.519520	-2.23%	0
2010	12.659051	13.828473	9.24%	0
2009	9.343867	12.659051	35.48%	0
2008	15.223442	9.343867	-38.62%	332
2007	14.079754	15.223442	8.12%	332
2006	13.470636	14.079754	4.52%	332
2005	13.268354	13.470636	1.52%	332
2004	12.499430	13.268354	6.15%	332
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.138026	1.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.198871	17.153877	12.86%	0
2011	15.676882	15.198871	-3.05%	0
2010	14.471843	15.676882	8.33%	0
2009	12.133930	14.471843	19.27%	903
2008	18.523527	12.133930	-34.49%	150
2007	17.678233	18.523527	4.78%	150
2006	15.060428	17.678233	17.38%	150
2005	14.522098	15.060428	3.71%	150
2004	12.984608	14.522098	11.84%	150
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.194682	11.510882	12.91%	0
2011	10.655694	10.194682	-4.33%	0
2010*	10.000000	10.655694	6.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.000411	9.973856	10.82%	0
2011*	10.000000	9.000411	-10.00%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.303976	14.829072	11.46%	0
2011	13.592286	13.303976	-2.12%	0
2010	12.332886	13.592286	10.21%	0
2009*	10.000000	12.332886	23.33%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.456812	10.657965	12.70%	18,401
2011	9.619337	9.456812	-1.69%	18,912
2010	8.816436	9.619337	9.11%	20,517
2009	7.334447	8.816436	20.21%	1,522
2008	10.723491	7.334447	-31.60%	0
2007	10.374193	10.723491	3.37%	0
2006*	10.000000	10.374193	3.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.588585	10.824807	2.23%	17,737
2011	10.281906	10.588585	2.98%	16,803
2010	9.959707	10.281906	3.24%	17,643
2009	9.117726	9.959707	9.23%	1,302
2008	10.386521	9.117726	-12.22%	0
2007	10.356442	10.386521	0.29%	0
2006*	10.000000	10.356442	3.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.367067	11.137993	18.91%	0
2011	10.603869	9.367067	-11.66%	0
2010	9.781346	10.603869	8.41%	0
2009	7.091912	9.781346	37.92%	0
2008	11.866415	7.091912	-40.24%	0
2007	10.654381	11.866415	11.38%	0
2006*	10.000000	10.654381	6.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.712083	9.961644	14.34%	0
2011	9.384127	8.712083	-7.16%	0
2010	8.151395	9.384127	15.12%	0
2009	6.030294	8.151395	35.17%	0
2008	11.098840	6.030294	-45.67%	510
2007	10.184907	11.098840	8.97%	516
2006*	10.000000	10.184907	1.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.682165	8.758641	14.01%	23,119
2011	8.067167	7.682165	-4.77%	23,847
2010	7.463240	8.067167	8.09%	25,460
2009	5.863065	7.463240	27.29%	1,865
2008	9.719606	5.863065	-39.68%	0
2007*	10.000000	9.719606	-2.80%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.197574	16.956139	11.57%	0
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
2009	9.588764	13.635810	42.21%	0
2008	13.671531	9.588764	-29.86%	0
2007	13.611774	13.671531	0.44%	0
2006	12.634353	13.611774	7.74%	0
2005	12.669092	12.634353	-0.27%	0
2004	11.814339	12.669092	7.23%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.450852	13.909966	11.72%	0
2011	12.313589	12.450852	1.11%	0
2010	11.171907	12.313589	10.22%	0
2009	7.851747	11.171907	42.29%	0
2008	11.211828	7.851747	-29.97%	0
2007	11.159194	11.211828	0.47%	0
2006	10.358332	11.159194	7.73%	0
2005*	10.000000	10.358332	3.58%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.568708	15.616456	15.09%	0
2011	14.294655	13.568708	-5.08%	0
2010	12.712412	14.294655	12.45%	0
2009	10.175323	12.712412	24.93%	441
2008	16.641374	10.175323	-38.86%	604
2007	17.545479	16.641374	-5.15%	1,451
2006	15.587141	17.545479	12.56%	286
2005	15.393731	15.587141	1.26%	286
2004	13.498265	15.393731	14.04%	286
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.296682	8.302960	13.79%	0
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
2009	5.064119	7.544861	48.99%	0
2008*	10.000000	5.064119	-49.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.798795	9.544982	8.48%	0
2011	9.338170	8.798795	-5.78%	0
2010	7.759049	9.338170	20.35%	0
2009	6.068531	7.759049	27.86%	1,944
2008*	10.000000	6.068531	-39.31%	2,527

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.096028	9.158772	13.13%	0
2011	8.878058	8.096028	-8.81%	0
2010	7.928995	8.878058	11.97%	0
2009	6.301009	7.928995	25.84%	0
2008*	10.000000	6.301009	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.466861	10.239996	8.17%	5,309
2011	9.851534	9.466861	-3.90%	6,332
2010	9.161073	9.851534	7.54%	6,332
2009	7.849688	9.161073	16.71%	0
2008*	10.000000	7.849688	-21.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.882021	9.830754	10.68%	0
2011	9.444268	8.882021	-5.95%	0
2010	8.627368	9.444268	9.47%	0
2009	7.133822	8.627368	20.94%	0
2008*	10.000000	7.133822	-28.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.169066	10.646718	4.70%	26,780
2011	10.294614	10.169066	-1.22%	26,780
2010	9.896341	10.294614	4.02%	26,780
2009	8.989941	9.896341	10.08%	26,780
2008*	10.000000	8.989941	-10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.179039	10.045704	9.44%	0
2011	9.648622	9.179039	-4.87%	0
2010	8.894643	9.648622	8.48%	0
2009	7.488515	8.894643	18.78%	0
2008*	10.000000	7.488515	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.558601	9.551402	11.60%	0
2011	9.217214	8.558601	-7.15%	0
2010	8.351413	9.217214	10.37%	0
2009	6.773928	8.351413	23.29%	0
2008*	10.000000	6.773928	-32.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.727582	10.425646	7.18%	0
2011	10.013747	9.727582	-2.86%	0
2010	9.429143	10.013747	6.20%	0
2009	8.226353	9.429143	14.62%	0
2008*	10.000000	8.226353	-17.74%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.099266	11.618896	4.68%	0
2011	10.725597	11.099266	3.48%	0
2010	10.312850	10.725597	4.00%	0
2009	9.750412	10.312850	5.77%	0
2008*	10.000000	9.750412	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.035605	12.556286	4.33%	0
2011	11.651356	12.035605	3.30%	0
2010	11.064523	11.651356	5.30%	0
2009	9.756196	11.064523	13.41%	0
2008*	10.000000	9.756196	-2.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	26.003467	29.628823	13.94%	0
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
2009	19.231549	30.549234	58.85%	0
2008	46.937362	19.231549	-59.03%	0
2007	33.194913	46.937362	41.40%	0
2006	24.999639	33.194913	32.78%	0
2005	19.394248	24.999639	28.90%	0
2004	16.532966	19.394248	17.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.720358	17.900819	13.87%	0
2011	20.849901	15.720358	-24.60%	0
2010	18.471067	20.849901	12.88%	0
2009	11.628035	18.471067	58.85%	0
2008	28.335167	11.628035	-58.96%	0
2007	20.003497	28.335167	41.65%	0
2006	15.038360	20.003497	33.02%	0
2005	11.652622	15.038360	29.06%	0
2004*	10.000000	11.652622	16.53%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.852032	11.895963	0.37%	0
2011	11.344430	11.852032	4.47%	0
2010	11.115694	11.344430	2.06%	0
2009	11.113588	11.115694	0.02%	1,298
2008	10.592482	11.113588	4.92%	1,753
2007	10.150136	10.592482	4.36%	1,456
2006	10.083411	10.150136	0.66%	0
2005	10.024669	10.083411	0.59%	0
2004	9.967119	10.024669	0.58%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.583830	7.388653	12.22%	0
2011	7.510337	6.583830	-12.34%	0
2010	6.823369	7.510337	10.07%	0
2009	5.411724	6.823369	26.08%	0
2008*	10.000000	5.411724	-45.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.075612	8.146296	15.13%	0
2011	8.335292	7.075612	-15.11%	0
2010	7.968097	8.335292	4.61%	0
2009	6.360992	7.968097	25.27%	0
2008	11.476395	6.360992	-44.57%	0
2007	10.772989	11.476395	6.53%	0
2006*	10.000000	10.772989	7.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.857114	16.771181	12.88%	0
2011	15.877168	14.857114	-6.42%	2,292
2010	14.220356	15.877168	11.65%	9,573
2009	11.477467	14.220356	23.90%	47,948
2008	18.659137	11.477467	-38.49%	80,719
2007	18.082559	18.659137	3.19%	95,694
2006	15.884425	18.082559	13.84%	112,767
2005	15.108800	15.884425	5.13%	117,702
2004	13.603874	15.108800	11.06%	67,598
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.021522	12.807188	6.54%	0
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
2009*	10.000000	11.437364	14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.626664	13.804092	9.32%	0
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.650234	11.933852	2.43%	0
2011	11.619881	11.650234	0.26%	0
2010	11.266121	11.619881	3.14%	0
2009	10.603544	11.266121	6.25%	0
2008	11.584345	10.603544	-8.47%	0
2007	11.287846	11.584345	2.63%	5,682
2006	10.915485	11.287846	3.41%	5,682
2005	10.847344	10.915485	0.63%	11,483
2004	10.641785	10.847344	1.93%	5,682

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.510682	14.581305	7.92%	0
2011	13.876159	13.510682	-2.63%	0
2010	12.844527	13.876159	8.03%	5,700
2009	11.069232	12.844527	16.04%	10,235
2008	14.797398	11.069232	-25.19%	29,589
2007	14.380679	14.797398	2.90%	59,794
2006	13.258241	14.380679	8.47%	84,986
2005	12.920619	13.258241	2.61%	77,350
2004	12.110589	12.920619	6.69%	57,217
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.415365	15.971638	10.80%	0
2011	15.120964	14.415365	-4.67%	7,103
2010	13.758500	15.120964	9.90%	16,712
2009	11.355813	13.758500	21.16%	57,015
2008	16.994057	11.355813	-33.18%	88,411
2007	16.439116	16.994057	3.38%	95,024
2006	14.734212	16.439116	11.57%	100,516
2005	14.127253	14.734212	4.30%	104,499
2004	12.939502	14.127253	9.18%	61,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.737218	13.402655	5.22%	0
2011	12.812179	12.737218	-0.59%	0
2010	12.121687	12.812179	5.70%	0
2009	10.863376	12.121687	11.58%	0
2008	13.128611	10.863376	-17.25%	0
2007	12.734782	13.128611	3.09%	0
2006	12.058112	12.734782	5.61%	0
2005	11.847596	12.058112	1.78%	0
2004	11.351180	11.847596	4.37%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.860314	14.832631	15.34%	0
2011	13.540749	12.860314	-5.03%	0
2010	12.810888	13.540749	5.70%	0
2009*	10.000000	12.810888	28.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.832877	21.547076	14.41%	0
2011	19.839428	18.832877	-5.07%	0
2010	16.139601	19.839428	22.92%	0
2009	12.116836	16.139601	33.20%	0
2008	19.580857	12.116836	-38.12%	0
2007	18.693280	19.580857	4.75%	0
2006	17.463875	18.693280	7.04%	0
2005	15.993517	17.463875	9.19%	0
2004	14.188248	15.993517	12.72%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.203380	8.963449	-2.61%	0
2011	9.448369	9.203380	-2.59%	0
2010	9.700568	9.448369	-2.60%	211
2009	9.955338	9.700568	-2.56%	10,338
2008	10.015402	9.955338	-0.60%	24,168
2007	9.813885	10.015402	2.05%	709
2006	9.638481	9.813885	1.82%	677
2005	9.637912	9.638481	0.01%	652
2004	9.815545	9.637912	-1.81%	624
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.561438	13.732727	9.32%	0
2011	12.218009	12.561438	2.81%	0
2010	11.343094	12.218009	7.71%	0
2009	9.363030	11.343094	21.15%	0
2008	11.622764	9.363030	-19.44%	0
2007	11.407126	11.622764	1.89%	0
2006	11.170322	11.407126	2.12%	0
2005	11.223003	11.170322	-0.47%	0
2004	10.815861	11.223003	3.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.784223	8.758056	12.51%	0
2011	8.842687	7.784223	-11.97%	0
2010	7.977230	8.842687	10.85%	0
2009	6.017406	7.977230	32.57%	2,134
2008*	10.000000	6.017406	-39.83%	2,735
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.446716	13.049055	14.00%	0
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
2009	10.806358	13.631188	26.14%	0
2008	20.731261	10.806358	-47.87%	0
2007	20.726461	20.731261	0.02%	0
2006	17.383712	20.726461	19.23%	0
2005	15.964736	17.383712	8.89%	0
2004	13.658986	15.964736	16.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.166409	9.301479	13.90%	0
2011	10.028915	8.166409	-18.57%	0
2010	9.727311	10.028915	3.10%	0
2009	7.712492	9.727311	26.12%	0
2008	14.788359	7.712492	-47.85%	826
2007	14.786394	14.788359	0.01%	1,353
2006	12.401261	14.786394	19.23%	0
2005	11.387503	12.401261	8.90%	0
2004*	10.000000	11.387503	13.88%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.338849	9.432408	13.11%	0
2011	8.846962	8.338849	-5.74%	0
2010	7.873662	8.846962	12.36%	0
2009	6.249471	7.873662	25.99%	1,453
2008*	10.000000	6.249471	-37.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.775680	8.905282	14.53%	0
2011	8.500779	7.775680	-8.53%	0
2010	7.740890	8.500779	9.82%	0
2009	6.237682	7.740890	24.10%	161
2008*	10.000000	6.237682	-37.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.716502	9.732578	11.66%	0
2011	9.365612	8.716502	-6.93%	0
2010	7.602974	9.365612	23.18%	0
2009	6.160584	7.602974	23.41%	1,236
2008*	10.000000	6.160584	-38.39%	771
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.354535	10.599994	13.31%	0
2011	9.832003	9.354535	-4.86%	0
2010	8.437709	9.832003	16.52%	0
2009	6.639822	8.437709	27.08%	1,340
2008*	10.000000	6.639822	-33.60%	1,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.795997	14.094256	10.15%	0
2011	13.251036	12.795997	-3.43%	0
2010	10.874426	13.251036	21.86%	0
2009	8.778226	10.874426	23.88%	0
2008	16.858525	8.778226	-47.93%	0
2007	15.809103	16.858525	6.64%	0
2006	15.759610	15.809103	0.31%	0
2005	15.017268	15.759610	4.94%	0
2004	13.623997	15.017268	10.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.863400	20.930630	17.17%	0
2011	19.397167	17.863400	-7.91%	0
2010	15.745826	19.397167	23.19%	0
2009	12.844595	15.745826	22.59%	0
2008	19.480424	12.844595	-34.06%	0
2007	21.562310	19.480424	-9.66%	0
2006	18.904256	21.562310	14.06%	0
2005	18.882184	18.904256	0.12%	0
2004	16.569801	18.882184	13.96%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.388005	19.513550	12.22%	0
2011	18.951066	17.388005	-8.25%	0
2010	15.567702	18.951066	21.73%	0
2009	11.889701	15.567702	30.93%	0
2008	19.803271	11.889701	-39.96%	0
2007	19.956821	19.803271	-0.77%	0
2006	18.333541	19.956821	8.85%	0
2005	16.803847	18.333541	9.10%	0
2004	14.524035	16.803847	15.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.596966	13.967595	10.88%	0
2011	12.883817	12.596966	-2.23%	0
2010	11.682638	12.883817	10.28%	0
2009	9.553071	11.682638	22.29%	1,279
2008	16.798966	9.553071	-43.13%	1,794
2007	15.987862	16.798966	5.07%	1,884
2006	14.473777	15.987862	10.46%	0
2005	13.881734	14.473777	4.26%	0
2004	13.011714	13.881734	6.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.197581	10.353733	12.57%	0
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
2009	5.534638	7.035521	27.12%	0
2008*	10.000000	5.534638	-44.65%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.032936	10.115717	0.83%	0
2011	10.168035	10.032936	-1.33%	0
2010	10.192799	10.168035	-0.24%	0
2009	9.770217	10.192799	4.33%	0
2008*	10.000000	9.770217	-2.30%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.315984	13.177348	16.45%	0
2011	13.266228	11.315984	-14.70%	0
2010	12.807341	13.266228	3.58%	0
2009*	10.000000	12.807341	28.07%	1,705

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.332363	9.507680	1.88%	0
2011	9.553200	9.332363	-2.31%	0
2010	9.315852	9.553200	2.55%	414
2009	8.439710	9.315852	10.38%	414
2008	10.009175	8.439710	-15.68%	866
2007	9.809727	10.009175	2.03%	1,318
2006	9.664745	9.809727	1.50%	414
2005	9.780856	9.664745	-1.19%	414
2004	9.964302	9.780856	-1.84%	414
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.645269	12.342295	5.99%	0
2011	12.083659	11.645269	-3.63%	0
2010	10.371833	12.083659	16.50%	0
2009	8.674857	10.371833	19.56%	0
2008	14.715730	8.674857	-41.05%	0
2007	15.033407	14.715730	-2.11%	0
2006	14.663563	15.033407	2.52%	0
2005	14.629891	14.663563	0.23%	0
2004	13.425742	14.629891	8.97%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.823909	14.941889	8.09%	0
2011	14.643282	13.823909	-5.60%	0
2010	12.237008	14.643282	19.66%	0
2009	9.559484	12.237008	28.01%	0
2008	16.208287	9.559484	-41.02%	984
2007	15.465846	16.208287	4.80%	3,245
2006	13.964028	15.465846	10.75%	912
2005	13.415718	13.964028	4.09%	937
2004	12.159070	13.415718	10.34%	932
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.890319	14.007267	17.80%	0
2011	13.340180	11.890319	-10.87%	0
2010	11.840747	13.340180	12.66%	0
2009	8.722065	11.840747	35.76%	0
2008	15.012435	8.722065	-41.90%	0
2007	14.534806	15.012435	3.29%	0
2006	12.710197	14.534806	14.36%	0
2005	11.441227	12.710197	11.09%	0
2004*	10.000000	11.441227	14.41%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	18.039237	21.250108	17.80%	0
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
2009	13.235979	17.965326	35.73%	0
2008	22.775693	13.235979	-41.89%	0
2007	22.046369	22.775693	3.31%	0
2006	19.284633	22.046369	14.32%	0
2005	17.357325	19.284633	11.10%	0
2004	14.990508	17.357325	15.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.127545	1.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.159590	14.945495	13.57%	0
2011	13.552772	13.159590	-2.90%	0
2010	12.013089	13.552772	12.82%	0
2009	9.636227	12.013089	24.67%	1,368
2008	16.120808	9.636227	-40.22%	1,809
2007	15.893678	16.120808	1.43%	3,123
2006	14.218306	15.893678	11.78%	1,560
2005	13.804228	14.218306	3.00%	1,462
2004	12.985093	13.804228	6.31%	1,462
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.268420	20.936347	14.60%	0
2011	19.212979	18.268420	-4.92%	0
2010	16.029546	19.212979	19.86%	0
2009	12.023122	16.029546	33.32%	0
2008	19.912258	12.023122	-39.62%	506
2007	20.735496	19.912258	-3.97%	418
2006	18.566041	20.735496	11.69%	0
2005	17.372328	18.566041	6.87%	0
2004	14.965518	17.372328	16.08%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.531031	5.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.121758	12.423485	2.49%	0
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
2009*	10.000000	10.774944	7.75%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.940559	11.268065	2.99%	0
2011	11.119730	10.940559	-1.61%	0
2010	10.853711	11.119730	2.45%	0
2009*	10.000000	10.853711	8.54%	674

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.916475	10.575532	6.65%	0
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.929761	12.682113	16.03%	0
2011	11.767147	10.929761	-7.12%	0
2010	10.562374	11.767147	11.41%	0
2009	8.353877	10.562374	26.44%	0
2008	13.991778	8.353877	-40.29%	0
2007	15.290861	13.991778	-8.50%	0
2006	13.543002	15.290861	12.91%	0
2005	13.212649	13.543002	2.50%	0
2004	12.208681	13.212649	8.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.734106	13.933044	18.74%	0
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
2009	11.148177	13.533018	21.39%	0
2008	20.422336	11.148177	-45.41%	0
2007	19.351390	20.422336	5.53%	0
2006	15.554673	19.351390	24.41%	0
2005	14.232609	15.554673	9.29%	0
2004	12.575694	14.232609	13.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.933396	13.276087	11.25%	0
2011	14.913404	11.933396	-19.98%	0
2010	12.674970	14.913404	17.66%	0
2009	7.939854	12.674970	59.64%	0
2008	12.946630	7.939854	-38.67%	0
2007	12.598652	12.946630	2.76%	0
2006	12.267277	12.598652	2.70%	0
2005	11.915436	12.267277	2.95%	0
2004	11.647305	11.915436	2.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.238479	14.338834	27.59%	0
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.572210	11.243256	6.35%	0
2011	10.297221	10.572210	2.67%	0
2010	9.893506	10.297221	4.08%	0
2009	9.286446	9.893506	6.54%	0
2008	10.647654	9.286446	-12.78%	0
2007	10.391171	10.647654	2.47%	1,144
2006	10.300963	10.391171	0.88%	0
2005	10.174895	10.300963	1.24%	0
2004	10.037664	10.174895	1.37%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	19.034120	21.852038	14.80%	0
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
2009	13.496131	17.103885	26.73%	0
2008	16.297972	13.496131	-17.19%	0
2007	15.729544	16.297972	3.61%	0
2006	14.573765	15.729544	7.93%	0
2005	13.342449	14.573765	9.23%	0
2004	12.444303	13.342449	7.22%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.649953	-3.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.555058	-4.45%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.209306	14.928234	5.06%	0
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0
2009	8.329071	12.383239	48.67%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.305725	15.185908	14.13%	0
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
2007	16.996931	17.348200	2.07%	0
2006	14.923589	16.996931	13.89%	0
2005	14.655069	14.923589	1.83%	0
2004	13.535030	14.655069	8.28%	442
2003*	10.000000	13.535030	35.35%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.420348	21.242841	15.32%	0
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
2007	19.573608	19.343103	-1.18%	0
2006	17.604714	19.573608	11.18%	0
2005	16.957910	17.604714	3.81%	0
2004	14.628993	16.957910	15.92%	0
2003*	10.000000	14.628993	46.29%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.061434	0.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.631353	13.203983	4.53%	0
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	60
2007	10.356434	11.037569	6.58%	60
2006	10.471354	10.356434	-1.10%	63
2005	10.590116	10.471354	-1.12%	0
2004	10.280991	10.590116	3.01%	0
2003*	10.000000	10.280991	2.81%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.234802	14.745899	11.42%	0
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
2007	16.889015	16.367713	-3.09%	735
2006	14.850460	16.889015	13.73%	735
2005	14.594228	14.850460	1.76%	735
2004	13.316868	14.594228	9.59%	735
2003*	10.000000	13.316868	33.17%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.820711	14.505402	13.14%	0
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
2008	12.347868	9.074130	-26.51%	0
2007	13.001262	12.347868	-5.03%	0
2006	11.107509	13.001262	17.05%	0
2005*	10.000000	11.107509	11.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.990408	12.835256	7.05%	0
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	3,568
2009*	10.000000	11.961550	19.62%	114
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.867857	21.258030	12.67%	0
2011	19.271990	18.867857	-2.10%	72
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0
2008	19.220612	12.926171	-32.75%	0
2007	19.877036	19.220612	-3.30%	0
2006	17.844981	19.877036	11.39%	0
2005	17.092810	17.844981	4.40%	0
2004	14.405303	17.092810	18.66%	0
2003*	10.000000	14.405303	44.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.606477	15.294706	12.41%	248
2011	13.753230	13.606477	-1.07%	281
2010	12.334286	13.753230	11.50%	484
2009	10.052012	12.334286	22.70%	197
2008	16.474665	10.052012	-38.99%	282
2007	16.120936	16.474665	2.19%	282
2006	14.372917	16.120936	12.16%	286
2005	14.136241	14.372917	1.67%	197
2004	13.158718	14.136241	7.43%	657
2003*	10.000000	13.158718	31.59%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.722741	15.784628	7.21%	0
2011	13.907186	14.722741	5.86%	301
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
2008	15.253779	10.435558	-31.59%	0
2007	14.666356	15.253779	4.01%	0
2006	12.963337	14.666356	13.14%	0
2005	12.788595	12.963337	1.37%	282
2004	12.535430	12.788595	2.02%	282
2003*	10.000000	12.535430	25.35%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.418634	12.194586	17.05%	0
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
2007	15.267614	13.184376	-13.64%	0
2006	15.148778	15.267614	0.78%	0
2005	14.740822	15.148778	2.77%	0
2004	13.635887	14.740822	8.10%	0
2003*	10.000000	13.635887	36.36%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.167821	13.032247	7.10%	0
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
2007	14.922905	15.925809	6.72%	0
2006	13.238612	14.922905	12.72%	0
2005	13.371278	13.238612	-0.99%	0
2004	12.823482	13.371278	4.27%	0
2003*	10.000000	12.823482	28.23%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.440578	12.188686	6.54%	0
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0
2007	10.145400	10.382725	2.34%	0
2006	10.027737	10.145400	1.17%	0
2005	10.199280	10.027737	-1.68%	0
2004	10.140286	10.199280	0.58%	612
2003*	10.000000	10.140286	1.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.148506	12.109442	8.62%	0
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
2007	11.314604	11.940771	5.53%	0
2006	10.605677	11.314604	6.68%	0
2005*	10.000000	10.605677	6.06%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.125502	12.245570	10.07%	0
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
2007	11.864788	12.699822	7.04%	0
2006	10.909826	11.864788	8.75%	0
2005*	10.000000	10.909826	9.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.839580	12.153623	12.12%	0
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
2007	12.221279	13.213786	8.12%	0
2006	11.116260	12.221279	9.94%	0
2005*	10.000000	11.116260	11.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.586605	14.871371	1.95%	358
2011	15.804760	14.586605	-7.71%	358
2010	13.624560	15.804760	16.00%	358
2009	9.483779	13.624560	43.66%	358
2008	21.368031	9.483779	-55.62%	358
2007	15.073090	21.368031	41.76%	358
2006	13.276323	15.073090	13.53%	0
2005*	10.000000	13.276323	32.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.410812	15.281137	13.95%	0
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	427
2009	9.674800	12.232942	26.44%	420
2008	17.379418	9.674800	-44.33%	420
2007	17.630810	17.379418	-1.43%	404
2006	15.099993	17.630810	16.76%	414
2005	14.691423	15.099993	2.78%	419
2004	13.567190	14.691423	8.29%	863
2003*	10.000000	13.567190	35.67%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.557967	15.098785	11.36%	1,517
2011	13.930779	13.557967	-2.68%	1,321
2010	11.552863	13.930779	20.58%	1,664
2009	9.273896	11.552863	24.57%	1,321
2008	18.080797	9.273896	-48.71%	1,321
2007	14.665658	18.080797	23.29%	0
2006	14.134824	14.665658	3.76%	0
2005	13.761209	14.134824	2.71%	0
2004	13.707815	13.761209	0.39%	0
2003*	10.000000	13.707815	37.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.147818	12.487780	2.80%	1,780
2011	11.657420	12.147818	4.21%	1,906
2010	11.134285	11.657420	4.70%	2,003
2009	9.905045	11.134285	12.41%	6,618
2008	10.539507	9.905045	-6.02%	6,168
2007	10.403072	10.539507	1.31%	7,588
2006	10.261016	10.403072	1.38%	7,767
2005	10.343578	10.261016	-0.80%	0
2004	10.197847	10.343578	1.43%	0
2003*	10.000000	10.197847	1.98%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.120119	23.553111	11.52%	2,360
2011	24.335175	21.120119	-13.21%	2,384
2010	19.442007	24.335175	25.17%	2,701
2009	14.290365	19.442007	36.05%	2,218
2008	24.307630	14.290365	-41.21%	2,367
2007	21.651876	24.307630	12.27%	2,371
2006	19.785626	21.651876	9.43%	2,678
2005	17.220038	19.785626	14.90%	1,601
2004	14.189813	17.220038	21.35%	915
2003*	10.000000	14.189813	41.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.457970	16.942108	17.18%	0
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
2007	21.417480	24.401994	13.93%	0
2006	18.679051	21.417480	14.66%	0
2005	16.152073	18.679051	15.64%	0
2004	14.642203	16.152073	10.31%	0
2003*	10.000000	14.642203	46.42%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.784847	11.472890	17.25%	2,125
2011	12.166701	9.784847	-19.58%	2,125
2010	11.076852	12.166701	9.84%	2,125
2009	9.016207	11.076852	22.85%	2,125
2008	16.523620	9.016207	-45.43%	2,125
2007	14.501802	16.523620	13.94%	1,395
2006	12.643261	14.501802	14.70%	1,395
2005	10.936592	12.643261	15.61%	0
2004*	10.000000	10.936592	9.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.669589	20.618670	23.69%	412
2011	18.823895	16.669589	-11.44%	461
2010	15.304798	18.823895	22.99%	511
2009	10.003946	15.304798	52.99%	567
2008	21.096918	10.003946	-52.58%	642
2007	20.555897	21.096918	2.63%	1,295
2006	18.200291	20.555897	12.94%	1,335
2005	18.251327	18.200291	-0.28%	1,755
2004	16.468875	18.251327	10.82%	425
2003*	10.000000	16.468875	64.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.997756	12.060183	9.66%	165
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0
2007	11.018444	11.127825	0.99%	0
2006*	10.000000	11.018444	10.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	15.060011	16.413600	8.99%	1,253
2011	14.593573	15.060011	3.20%	1,286
2010	12.425361	14.593573	17.45%	1,429
2009	10.877105	12.425361	14.23%	2,537
2008	15.327413	10.877105	-29.03%	2,621
2007	16.181933	15.327413	-5.28%	4,410
2006	14.191162	16.181933	14.03%	4,775
2005	14.093437	14.191162	0.69%	4,072
2004	13.042504	14.093437	8.06%	3,148
2003*	10.000000	13.042504	30.43%	1,187

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.869568	21.746023	15.24%	464
2011	20.139584	18.869568	-6.31%	559
2010	16.133884	20.139584	24.83%	560
2009	12.831931	16.133884	25.73%	1,621
2008	19.679634	12.831931	-34.80%	150
2007	20.711387	19.679634	-4.98%	1,708
2006	18.185458	20.711387	13.89%	1,717
2005	17.173368	18.185458	5.89%	1,400
2004	14.255449	17.173368	20.47%	0
2003*	10.000000	14.255449	42.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.528982	9.575462	12.27%	6,082
2011	8.897898	8.528982	-4.15%	6,082
2010	8.289909	8.897898	7.33%	6,208
2009	6.537747	8.289909	26.80%	6,249
2008*	10.000000	6.537747	-34.62%	6,082
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.266490	15.714680	10.15%	699
2011	17.416461	14.266490	-18.09%	699
2010	15.223755	17.416461	14.40%	699
2009	9.058403	15.223755	68.06%	699
2008	19.662006	9.058403	-53.93%	699
2007	15.695719	19.662006	25.27%	0
2006	12.578653	15.695719	24.78%	0
2005*	10.000000	12.578653	25.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.927081	18.330936	15.09%	0
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
2007	19.934586	22.402855	12.38%	0
2006	16.859913	19.934586	18.24%	0
2005	15.719025	16.859913	7.26%	0
2004	13.622650	15.719025	15.39%	0
2003*	10.000000	13.622650	36.23%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.572804	13.327409	15.16%	337
2011	13.308661	11.572804	-13.04%	378
2010	12.610495	13.308661	5.54%	419
2009	9.441676	12.610495	33.56%	464
2008	16.271712	9.441676	-41.97%	3,697
2007	14.480350	16.271712	12.37%	2,266
2006	12.245306	14.480350	18.25%	1,865
2005	11.420446	12.245306	7.22%	2,011
2004*	10.000000	11.420446	14.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.801545	16.578475	12.01%	2,090
2011	15.330744	14.801545	-3.45%	2,090
2010	13.768040	15.330744	11.35%	2,090
2009	11.916053	13.768040	15.54%	2,090
2008	11.525076	11.916053	3.39%	2,090
2007	10.663948	11.525076	8.08%	2,090
2006	9.706720	10.663948	9.86%	2,090
2005*	10.000000	9.706720	-2.93%	1,473
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.129532	1.30%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.860746	9.836016	11.01%	0
2011	10.290424	8.860746	-13.89%	0
2010*	10.000000	10.290424	2.90%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.865709	12.970406	19.37%	0
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.556207	-4.44%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.867684	-1.32%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.649906	-3.50%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.233106	13.031665	16.01%	0
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	3,590
2009*	10.000000	11.752990	17.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.716407	7.16%	262
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.976047	-0.24%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.100000	16.664924	10.36%	0
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
2007	13.556774	14.553136	7.35%	0
2006	12.611299	13.556774	7.50%	0
2005	12.031837	12.611299	4.82%	0
2004	11.412832	12.031837	5.42%	0
2003*	10.000000	11.412832	14.13%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.875501	19.141071	20.57%	250
2011	17.523245	15.875501	-9.40%	292
2010	16.904640	17.523245	3.66%	327
2009	11.892354	16.904640	42.15%	66
2008	21.937357	11.892354	-45.79%	0
2007	16.494692	21.937357	33.00%	0
2006	15.527005	16.494692	6.23%	0
2005	14.169154	15.527005	9.58%	0
2004	12.337835	14.169154	14.84%	476
2003*	10.000000	12.337835	23.38%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.867743	-1.32%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.455200	26.943221	10.17%	1,017
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
2007	30.198233	37.629937	24.61%	0
2006	21.153685	30.198233	42.76%	0
2005	16.467621	21.153685	28.46%	0
2004	14.252430	16.467621	15.54%	0
2003*	10.000000	14.252430	42.52%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.458064	15.286243	13.58%	0
2011	13.772664	13.458064	-2.28%	0
2010	12.614430	13.772664	9.18%	0
2009	9.315713	12.614430	35.41%	0
2008	15.185392	9.315713	-38.65%	0
2007	14.051817	15.185392	8.07%	0
2006	13.450793	14.051817	4.47%	0
2005	13.255587	13.450793	1.47%	138
2004	12.493813	13.255587	6.10%	138
2003*	10.000000	12.493813	24.94%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.134558	1.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.129737	17.067052	12.80%	1,536
2011	15.613586	15.129737	-3.10%	1,786
2010	14.420816	15.613586	8.27%	1,816
2009	12.097353	14.420816	19.21%	3,023
2008	18.477195	12.097353	-34.53%	0
2007	17.643127	18.477195	4.73%	0
2006	15.038216	17.643127	17.32%	264
2005	14.508110	15.038216	3.65%	264
2004	12.978767	14.508110	11.78%	385
2003*	10.000000	12.978767	29.79%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.185979	11.495138	12.85%	0
2011	10.652058	10.185979	-4.38%	68
2010*	10.000000	10.652058	6.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.997341	9.965336	10.76%	225
2011*	10.000000	8.997341	-10.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.285790	14.801183	11.41%	441
2011	13.580649	13.285790	-2.17%	493
2010	12.328664	13.580649	10.16%	784
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.429319	10.621504	12.64%	11,489
2011	9.596280	9.429319	-1.74%	12,543
2010	8.799821	9.596280	9.05%	12,864
2009	7.324387	8.799821	20.14%	9,620
2008	10.714302	7.324387	-31.64%	0
2007	10.370661	10.714302	3.31%	0
2006*	10.000000	10.370661	3.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.557831	10.787813	2.18%	13,197
2011	10.257288	10.557831	2.93%	13,124
2010	9.940957	10.257288	3.18%	13,208
2009	9.105233	9.940957	9.18%	8,247
2008	10.377619	9.105233	-12.26%	0
2007	10.352907	10.377619	0.24%	0
2006*	10.000000	10.352907	3.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.339846	11.099915	18.84%	1,589
2011	10.578467	9.339846	-11.71%	1,626
2010	9.762915	10.578467	8.35%	1,592
2009	7.082184	9.762915	37.85%	1,137
2008	11.856247	7.082184	-40.27%	1,137
2007	10.650753	11.856247	11.32%	1,137
2006*	10.000000	10.650753	6.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.686745	9.927570	14.28%	3,084
2011	9.361632	8.686745	-7.21%	3,160
2010	8.136030	9.361632	15.06%	3,154
2009	6.022020	8.136030	35.10%	2,303
2008	11.089323	6.022020	-45.70%	2,303
2007	10.181429	11.089323	8.92%	2,303
2006*	10.000000	10.181429	1.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.663770	8.733162	13.95%	16,192
2011	8.051973	7.663770	-4.82%	17,700
2010	7.453008	8.051973	8.04%	17,847
2009	5.858027	7.453008	27.23%	13,672
2008	9.716261	5.858027	-39.71%	1,892
2007*	10.000000	9.716261	-2.84%	1,892
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.128483	16.870363	11.51%	0
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0
2007	13.584734	13.637331	0.39%	0
2006	12.615727	13.584734	7.68%	0
2005	12.656896	12.615727	-0.33%	0
2004	11.809019	12.656896	7.18%	0
2003*	10.000000	11.809019	18.09%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.408333	13.855328	11.66%	188
2011	12.277822	12.408333	1.06%	213
2010	11.145174	12.277822	10.16%	46
2009	7.836979	11.145174	42.21%	65
2008	11.196498	7.836979	-30.01%	0
2007	11.149688	11.196498	0.42%	0
2006	10.354804	11.149688	7.68%	0
2005*	10.000000	10.354804	3.55%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.507027	15.537474	15.03%	3,106
2011	14.236975	13.507027	-5.13%	3,192
2010	12.667615	14.236975	12.39%	3,191
2009	10.144665	12.667615	24.87%	2,549
2008	16.599768	10.144665	-38.89%	3,660
2007	17.510656	16.599768	-5.20%	8,395
2006	15.564177	17.510656	12.51%	8,448
2005	15.378922	15.564177	1.20%	2,552
2004	13.492206	15.378922	13.98%	1,349
2003*	10.000000	13.492206	34.92%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.282953	8.283076	13.73%	0
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0
2008*	10.000000	5.062376	-49.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.782218	9.522109	8.42%	1,573
2011	9.325359	8.782218	-5.82%	1,764
2010	7.752377	9.325359	20.29%	1,841
2009	6.066437	7.752377	27.79%	6,493
2008*	10.000000	6.066437	-39.34%	7,593
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.080806	9.136844	13.07%	0
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.449060	10.215475	8.11%	14,905
2011	9.838045	9.449060	-3.95%	9,309
2010	9.153230	9.838045	7.48%	9,388
2009	7.846999	9.153230	16.65%	9,458
2008*	10.000000	7.846999	-21.53%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.865331	9.807221	10.62%	0
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.149962	10.621245	4.64%	0
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
2008*	10.000000	8.986864	-10.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.161783	10.021658	9.39%	33,588
2011	9.635412	9.161783	-4.92%	33,942
2010	8.887030	9.635412	8.42%	63,413
2009	7.485944	8.887030	18.72%	0
2008*	10.000000	7.485944	-25.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.542514	9.528537	11.54%	7,125
2011	9.204611	8.542514	-7.19%	7,125
2010	8.344275	9.204611	10.31%	7,125
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.709305	10.400688	7.12%	9,126
2011	10.000050	9.709305	-2.91%	9,239
2010	9.421073	10.000050	6.15%	3,664
2009	8.223539	9.421073	14.56%	0
2008*	10.000000	8.223539	-17.76%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.078408	11.591093	4.63%	1,289
2011	10.710927	11.078408	3.43%	1,231
2010	10.304036	10.710927	3.95%	1,415
2009	9.747079	10.304036	5.71%	4,677
2008*	10.000000	9.747079	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.012972	12.526221	4.27%	0
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	25.885259	29.478964	13.88%	0
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
2007	33.129060	46.820093	41.33%	0
2006	24.962820	33.129060	32.71%	0
2005	19.375595	24.962820	28.84%	0
2004	16.525546	19.375595	17.25%	0
2003*	10.000000	16.525546	65.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.658645	17.821380	13.81%	927
2011	20.778718	15.658645	-24.64%	927
2010	18.417451	20.778718	12.82%	937
2009	11.600227	18.417451	58.77%	942
2008	28.282008	11.600227	-58.98%	927
2007	19.976255	28.282008	41.58%	927
2006	15.025566	19.976255	32.95%	649
2005	11.648664	15.025566	28.99%	463
2004*	10.000000	11.648664	16.49%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.798153	11.835799	0.32%	1,247
2011	11.298641	11.798153	4.42%	1,151
2010	11.076507	11.298641	2.01%	1,330
2009	11.080107	11.076507	-0.03%	5,434
2008	10.565993	11.080107	4.87%	6,457
2007	10.129990	10.565993	4.30%	6,903
2006	10.068553	10.129990	0.61%	8,506
2005	10.015015	10.068553	0.53%	0
2004	9.962635	10.015015	0.53%	0
2003*	10.000000	9.962635	-0.37%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.571446	7.370964	12.17%	0
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.055027	8.118427	15.07%	0
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
2007	10.769320	11.466568	6.47%	0
2006*	10.000000	10.769320	7.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.789566	16.686340	12.83%	1,112
2011	15.813098	14.789566	-6.47%	1,112
2010	14.170243	15.813098	11.59%	7,113
2009	11.442890	14.170243	23.83%	14,508
2008	18.612502	11.442890	-38.52%	63,061
2007	18.046687	18.612502	3.14%	79,577
2006	15.861023	18.046687	13.78%	79,513
2005	15.094263	15.861023	5.08%	85,540
2004	13.597762	15.094263	11.01%	80,141
2003*	10.000000	13.597762	35.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.005081	12.783089	6.48%	0
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.609411	13.778148	9.27%	1,450
2011	13.074275	12.609411	-3.56%	1,017
2010	11.987740	13.074275	9.06%	1,028
2009*	10.000000	11.987740	19.88%	1,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.597274	11.873485	2.38%	0
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	848
2008	11.555396	10.571603	-8.51%	848
2007	11.265452	11.555396	2.57%	848
2006	10.899399	11.265452	3.36%	848
2005	10.836897	10.899399	0.58%	848
2004	10.636998	10.836897	1.88%	848
2003*	10.000000	10.636998	6.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.449250	14.507539	7.87%	1,636
2011	13.820146	13.449250	-2.68%	15,892
2010	12.799254	13.820146	7.98%	22,496
2009	11.035880	12.799254	15.98%	17,653
2008	14.760406	11.035880	-25.23%	33,978
2007	14.352141	14.760406	2.84%	46,897
2006	13.238706	14.352141	8.41%	71,695
2005	12.908186	13.238706	2.56%	71,267
2004	12.105156	12.908186	6.63%	63,881
2003*	10.000000	12.105156	21.05%	50,631

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.349835	15.890853	10.74%	2,687
2011	15.059948	14.349835	-4.72%	2,792
2010	13.710012	15.059948	9.85%	19,253
2009	11.321592	13.710012	21.10%	31,697
2008	16.951581	11.321592	-33.21%	53,983
2007	16.406499	16.951581	3.32%	77,674
2006	14.712506	16.406499	11.51%	78,039
2005	14.113660	14.712506	4.24%	87,567
2004	12.933688	14.113660	9.12%	78,270
2003*	10.000000	12.933688	29.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.679315	13.334852	5.17%	0
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
2008	13.095792	10.830646	-17.30%	0
2007	12.709505	13.095792	3.04%	0
2006	12.040357	12.709505	5.56%	0
2005	11.836190	12.040357	1.72%	0
2004	11.346082	11.836190	4.32%	0
2003*	10.000000	11.346082	13.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.842741	14.804740	15.28%	2,594
2011	13.529183	12.842741	-5.07%	2,624
2010	12.806508	13.529183	5.64%	2,773
2009*	10.000000	12.806508	28.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.747259	21.438081	14.35%	1,282
2011	19.759372	18.747259	-5.12%	1,392
2010	16.082724	19.759372	22.86%	1,282
2009	12.080328	16.082724	33.13%	1,282
2008	19.531916	12.080328	-38.15%	1,324
2007	18.656197	19.531916	4.69%	1,477
2006	17.438149	18.656197	6.98%	197
2005	15.978117	17.438149	9.14%	386
2004	14.181875	15.978117	12.67%	648
2003*	10.000000	14.181875	41.82%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.161369	8.917938	-2.66%	536
2011	9.410052	9.161369	-2.64%	453
2010	9.666191	9.410052	-2.65%	476
2009	9.925151	9.666191	-2.61%	10,904
2008	9.990159	9.925151	-0.65%	10,904
2007	9.794206	9.990159	2.00%	1,592
2006	9.624080	9.794206	1.77%	4,075
2005	9.628441	9.624080	-0.05%	753
2004	9.810935	9.628441	-1.86%	0
2003*	10.000000	9.810935	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.504333	13.663278	9.27%	0
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
2007	11.384471	11.593699	1.84%	0
2006	11.153847	11.384471	2.07%	0
2005	11.212189	11.153847	-0.52%	0
2004	10.810989	11.212189	3.71%	0
2003*	10.000000	10.810989	8.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.769580	8.737078	12.45%	1,840
2011	8.830572	7.769580	-12.01%	2,023
2010	7.970391	8.830572	10.79%	2,043
2009	6.015336	7.970391	32.50%	6,270
2008*	10.000000	6.015336	-39.85%	4,932
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.395875	12.984403	13.94%	0
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
2007	20.687550	20.681660	-0.03%	0
2006	17.359965	20.687550	19.17%	0
2005	15.951095	17.359965	8.83%	0
2004	13.654304	15.951095	16.82%	0
2003*	10.000000	13.654304	36.54%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.134331	9.260186	13.84%	0
2011	9.994649	8.134331	-18.61%	0
2010	9.699064	9.994649	3.05%	0
2009	7.694038	9.699064	26.06%	0
2008	14.760578	7.694038	-47.87%	1,865
2007	14.766245	14.760578	-0.04%	4,229
2006	12.390705	14.766245	19.17%	3,426
2005	11.383636	12.390705	8.85%	876
2004*	10.000000	11.383636	13.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.323184	9.409853	13.06%	902
2011	8.834864	8.323184	-5.79%	1,040
2010	7.866930	8.834864	12.30%	1,125
2009	6.247328	7.866930	25.92%	3,679
2008*	10.000000	6.247328	-37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.761048	8.883950	14.47%	294
2011	8.489146	7.761048	-8.58%	329
2010	7.734257	8.489146	9.76%	822
2009	6.235533	7.734257	24.04%	855
2008*	10.000000	6.235533	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.700139	9.709307	11.60%	761
2011	9.352823	8.700139	-6.98%	899
2010	7.596483	9.352823	23.12%	938
2009	6.158477	7.596483	23.35%	2,478
2008*	10.000000	6.158477	-38.42%	2,316
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.336940	10.574608	13.26%	543
2011	9.818541	9.336940	-4.91%	630
2010	8.430486	9.818541	16.46%	647
2009	6.637541	8.430486	27.01%	2,238
2008*	10.000000	6.637541	-33.62%	3,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.737823	14.022958	10.09%	0
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
2008	16.816411	8.751781	-47.96%	0
2007	15.777740	16.816411	6.58%	0
2006	15.736403	15.777740	0.26%	0
2005	15.002820	15.736403	4.89%	0
2004	13.617871	15.002820	10.17%	0
2003*	10.000000	13.617871	36.18%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.782218	20.824777	17.11%	0
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
2007	21.519533	19.431739	-9.70%	0
2006	18.876419	21.519533	14.00%	0
2005	18.864027	18.876419	0.07%	0
2004	16.562373	18.864027	13.90%	0
2003*	10.000000	16.562373	65.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.308959	19.414854	12.17%	0
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	86
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	802
2007	19.917218	19.753773	-0.82%	1,993
2006	18.306537	19.917218	8.80%	1,759
2005	16.787676	18.306537	9.05%	933
2004	14.517509	16.787676	15.64%	0
2003*	10.000000	14.517509	45.18%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.539652	13.896886	10.82%	1,076
2011	12.831777	12.539652	-2.28%	1,250
2010	11.641432	12.831777	10.23%	1,303
2009	9.524273	11.641432	22.23%	4,284
2008	16.756955	9.524273	-43.16%	4,914
2007	15.956119	16.756955	5.02%	4,511
2006	14.452447	15.956119	10.40%	3,468
2005	13.868376	14.452447	4.21%	0
2004	13.005866	13.868376	6.63%	0
2003*	10.000000	13.005866	30.06%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.180288	10.328946	12.51%	387
2011	8.884256	9.180288	3.33%	433
2010	7.029492	8.884256	26.39%	481
2009	5.532729	7.029492	27.05%	533
2008*	10.000000	5.532729	-44.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.014066	10.091490	0.77%	0
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
2008*	10.000000	9.766869	-2.33%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.300509	13.152570	16.39%	1,678
2011	13.254889	11.300509	-14.74%	1,789
2010	12.802957	13.254889	3.53%	1,605
2009*	10.000000	12.802957	28.03%	3,794
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.289914	9.459560	1.83%	1,372
2011	9.514627	9.289914	-2.36%	1,282
2010	9.282994	9.514627	2.50%	1,419
2009	8.414262	9.282994	10.32%	4,650
2008	9.984124	8.414262	-15.72%	7,488
2007	9.790239	9.984124	1.98%	7,941
2006	9.650484	9.790239	1.45%	12,685
2005	9.771420	9.650484	-1.24%	0
2004	9.959809	9.771420	-1.89%	0
2003*	10.000000	9.959809	-0.40%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.592309	12.279839	5.93%	0
2011	12.034867	11.592309	-3.68%	0
2010	10.335255	12.034867	16.44%	0
2009	8.648715	10.335255	19.50%	0
2008	14.678927	8.648715	-41.08%	0
2007	15.003550	14.678927	-2.16%	0
2006	14.641939	15.003550	2.47%	0
2005	14.615808	14.641939	0.18%	0
2004	13.419708	14.615808	8.91%	0
2003*	10.000000	13.419708	34.20%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.762519	14.867891	8.03%	364
2011	14.585726	13.762519	-5.64%	364
2010	12.195172	14.585726	19.60%	364
2009	9.531696	12.195172	27.94%	364
2008	16.169498	9.531696	-41.05%	501
2007	15.436803	16.169498	4.75%	5,687
2006	13.944950	15.436803	10.70%	4,806
2005	13.404243	13.944950	4.03%	364
2004	12.154906	13.404243	10.28%	0
2003*	10.000000	12.154906	21.55%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.843657	13.945127	17.74%	0
2011	13.294651	11.843657	-10.91%	0
2010	11.806387	13.294651	12.61%	0
2009	8.701218	11.806387	35.69%	0
2008	14.984275	8.701218	-41.93%	0
2007	14.515027	14.984275	3.23%	0
2006	12.699393	14.515027	14.30%	0
2005	11.437350	12.699393	11.03%	0
2004*	10.000000	11.437350	14.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	17.957215	21.142600	17.74%	0
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
2007	22.002596	22.718743	3.25%	0
2006	19.256202	22.002596	14.26%	0
2005	17.340618	19.256202	11.05%	0
2004	14.983757	17.340618	15.73%	0
2003*	10.000000	14.983757	49.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.126603	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.099764	14.869895	13.51%	1,268
2011	13.498076	13.099764	-2.95%	1,500
2010	11.970740	13.498076	12.76%	1,823
2009	9.607194	11.970740	24.60%	4,810
2008	16.080517	9.607194	-40.26%	4,734
2007	15.862146	16.080517	1.38%	5,565
2006	14.197362	15.862146	11.73%	5,146
2005	13.790950	14.197362	2.95%	1,485
2004	12.979264	13.790950	6.25%	877
2003*	10.000000	12.979264	29.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.185375	20.830440	14.55%	752
2011	19.135435	18.185375	-4.96%	677
2010	15.973049	19.135435	19.80%	677
2009	11.986890	15.973049	33.25%	677
2008	19.862490	11.986890	-39.65%	1,821
2007	20.694340	19.862490	-4.02%	1,411
2006	18.538687	20.694340	11.63%	1,163
2005	17.355616	18.538687	6.82%	0
2004	14.958800	17.355616	16.02%	0
2003*	10.000000	14.958800	49.59%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.527435	5.27%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.105181	12.400103	2.44%	0
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.925588	11.246847	2.94%	1,349
2011	11.110206	10.925588	-1.66%	1,237
2010	10.849988	11.110206	2.40%	1,326
2009*	10.000000	10.849988	8.50%	1,688
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.881243	12.619319	15.97%	0
2011	11.720918	10.881243	-7.16%	0
2010	10.526270	11.720918	11.35%	0
2009	8.329599	10.526270	26.37%	0
2008	13.958308	8.329599	-40.33%	0
2007	15.262154	13.958308	-8.54%	0
2006	13.524494	15.262154	12.85%	0
2005	13.201360	13.524494	2.45%	0
2004	12.204507	13.201360	8.17%	0
2003*	10.000000	12.204507	22.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.682000	13.864034	18.68%	0
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
2007	19.315023	20.373434	5.48%	0
2006	15.533389	19.315023	24.35%	0
2005	14.220424	15.533389	9.23%	0
2004	12.571380	14.220424	13.12%	0
2003*	10.000000	12.571380	25.71%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.880416	13.210348	11.19%	0
2011	14.854801	11.880416	-20.02%	0
2010	12.631649	14.854801	17.60%	0
2009	7.916782	12.631649	59.56%	0
2008	12.915651	7.916782	-38.70%	0
2007	12.574995	12.915651	2.71%	0
2006	12.250506	12.574995	2.65%	0
2005	11.905241	12.250506	2.90%	0
2004	11.643314	11.905241	2.25%	0
2003*	10.000000	11.643314	16.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.228903	14.319251	27.52%	0
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.525255	11.187565	6.29%	0
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	4,729
2007	10.371626	10.622140	2.42%	5,274
2006	10.286860	10.371626	0.82%	5,817
2005	10.166177	10.286860	1.19%	0
2004	10.034219	10.166177	1.32%	0
2003*	10.000000	10.034219	0.34%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.946402	21.740143	14.75%	0
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
2007	15.697327	16.256199	3.56%	0
2006	14.551356	15.697327	7.88%	0
2005	13.328752	14.551356	9.17%	0
2004	12.437910	13.328752	7.16%	0
2003*	10.000000	12.437910	24.38%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.646631	-3.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.551789	-4.48%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.157393	14.866034	5.01%	307
2011	15.242754	14.157393	-7.12%	358
2010	12.350668	15.242754	23.42%	346
2009	8.311425	12.350668	48.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	13.245170	15.109026	14.07%	0
2011	12.832930	13.245170	3.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.336537	21.135297	15.26%	851
2011	20.622656	18.336537	-11.09%	973
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.057982	0.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.573109	13.136334	4.48%	720
2011	11.562880	12.573109	8.74%	1,912
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	13.174589	14.671260	11.36%	0
2011	13.163325	13.174589	0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.776923	14.448424	13.08%	6,169
2011	13.242389	12.776923	-3.51%	6,770
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.974023	12.811111	6.99%	0
2011	12.770476	11.974023	-6.24%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	18.782006	21.150419	12.61%	1,510
2011	19.194143	18.782006	-2.15%	1,988
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.544599	15.217313	12.35%	2,367
2011	13.697694	13.544599	-1.12%	2,723
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.655789	15.704754	7.16%	891
2011	13.851029	14.655789	5.81%	1,984
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	10.371250	12.132878	16.99%	0
2011	12.402246	10.371250	-16.38%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	12.112457	12.966272	7.05%	0
2011	13.173619	12.112457	-8.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.388560	12.127014	6.48%	0
2011	11.475304	11.388560	-0.76%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.110388	12.061826	8.56%	0
2011	11.467007	11.110388	-3.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.087426	12.197378	10.01%	0
2011	11.537694	11.087426	-3.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.802523	12.105842	12.06%	0
2011	11.424931	10.802523	-5.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.536729	14.812885	1.90%	0
2011	15.758809	14.536729	-7.75%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.349789	15.203784	13.89%	3,228
2011	13.630241	13.349789	-2.06%	3,478
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.496267	15.022343	11.31%	1,198
2011	13.874499	13.496267	-2.73%	981
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.092556	12.424572	2.75%	18,173
2011	11.610331	12.092556	4.15%	23,651
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.024059	23.433923	11.46%	2,622
2011	24.236932	21.024059	-13.26%	2,233
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.392197	16.856354	17.12%	0
2011	17.894027	14.392197	-19.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.746400	11.421938	17.19%	5,191
2011	12.125123	9.746400	-19.62%	4,550
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	16.593742	20.514290	23.63%	0
2011	18.747871	16.593742	-11.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.965785	12.018933	9.60%	0
2011	11.006965	10.965785	-0.37%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	14.991521	16.330540	8.93%	0
2011	14.534651	14.991521	3.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	18.783774	21.636006	15.18%	4,776
2011	20.058303	18.783774	-6.35%	6,128
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.512935	9.552529	12.21%	0
2011	8.885707	8.512935	-4.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.217720	15.652898	10.09%	0
2011	17.365840	14.217720	-18.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.854649	18.238176	15.03%	0
2011	18.233093	15.854649	-13.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.527355	13.268242	15.10%	6,964
2011	13.263192	11.527355	-13.09%	7,274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.750959	16.513301	11.95%	0
2011	15.286186	14.750959	-3.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.126064	1.26%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.855456	9.825094	10.95%	0
2011	10.289558	8.855456	-13.94%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.859226	12.955984	19.31%	0
2011	11.262539	10.859226	-3.58%	873
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.552880	-4.47%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.864302	-1.36%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.646542	-3.53%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.217740	13.007144	15.95%	0
2011	12.423738	11.217740	-9.71%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.712744	7.13%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.972628	-0.27%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	15.031321	16.580590	10.31%	0
2011	15.240992	15.031321	-1.38%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	15.803265	19.044179	20.51%	2,315
2011	17.452456	15.803265	-9.45%	2,678
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.864315	-1.36%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.343929	26.806826	10.12%	0
2011	36.976679	24.343929	-34.16%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	13.396849	15.208871	13.53%	0
2011	13.717052	13.396849	-2.33%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.131082	1.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.060905	16.980665	12.75%	9,857
2011	15.550516	15.060905	-3.15%	14,220
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.177303	11.479445	12.79%	0
2011	10.648449	10.177303	-4.42%	507
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.994269	9.956804	10.70%	0
2011*	10.000000	8.994269	-10.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.267627	14.773331	11.35%	4,392
2011	13.569040	13.267627	-2.22%	6,396

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.401898	10.585160	12.59%	231,560
2011	9.573283	9.401898	-1.79%	285,315
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.527159	10.750932	2.13%	213,570
2011	10.232732	10.527159	2.88%	239,565
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.312693	11.061947	18.78%	2,150
2011	10.553137	9.312693	-11.75%	3,031
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.661487	9.893605	14.23%	11,013
2011	9.339201	8.661487	-7.26%	13,155
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.645384	8.707737	13.90%	266,884
2011	8.036784	7.645384	-4.87%	330,030
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	15.059670	16.784981	11.46%	0
2011	14.907408	15.059670	1.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.365943	13.800883	11.60%	0
2011	12.242148	12.365943	1.01%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.445593	15.458850	14.97%	5,956
2011	14.179482	13.445593	-5.18%	6,533
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.269230	8.263210	13.67%	0
2011	8.456278	7.269230	-14.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.765688	9.499294	8.37%	14,867
2011	9.312578	8.765688	-5.87%	20,315
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.065573	9.114934	13.01%	0
2011	8.853740	8.065573	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.431278	10.191003	8.06%	319,532
2011	9.824565	9.431278	-4.00%	415,498

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.848641	9.783733	10.57%	35,452
2011	9.418415	8.848641	-6.05%	45,497
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.130873	10.595806	4.59%	13,615
2011	10.266463	10.130873	-1.32%	18,384
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.144510	9.997616	9.33%	50,068
2011	9.622188	9.144510	-4.96%	125,760
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.526428	9.505704	11.49%	5,613
2011	9.191992	8.526428	-7.24%	5,613
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.691046	10.375788	7.07%	9,286
2011	9.986364	9.691046	-2.96%	1,447
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.057597	11.563365	4.57%	7,933
2011	10.696278	11.057597	3.38%	10,372
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.990398	12.496250	4.22%	5,475
2011	11.619486	11.990398	3.19%	5,004
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	25.767536	29.329803	13.82%	0
2011	34.212924	25.767536	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.597138	17.742226	13.75%	0
2011	20.707731	15.597138	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.744503	11.775911	0.27%	18,339
2011	11.253024	11.744503	4.37%	20,208
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.559070	7.353289	12.11%	0
2011	7.489773	6.559070	-12.43%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.034503	8.090632	15.01%	0
2011	8.295388	7.034503	-15.20%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.722329	16.601935	12.77%	955
2011	15.749284	14.722329	-6.52%	7,183
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.988674	12.759052	6.43%	32,988
2011	12.212561	11.988674	-1.83%	40,475
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.592142	13.752189	9.21%	0
2011	13.063078	12.592142	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.544530	11.813399	2.33%	10,333
2011	11.526263	11.544530	0.16%	9,613
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.388089	14.434131	7.81%	88,606
2011	13.764356	13.388089	-2.73%	115,891
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.284568	15.810441	10.68%	12,629
2011	14.999139	14.284568	-4.76%	35,204
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.621651	13.267383	5.12%	39,715
2011	12.708943	12.621651	-0.69%	79,574
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.825168	14.776870	15.22%	1,007
2011	13.517587	12.825168	-5.12%	1,227
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.662018	21.329616	14.29%	0
2011	19.679610	18.662018	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.119514	8.872624	-2.71%	9,683
2011	9.371859	9.119514	-2.69%	11,588
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.447502	13.594175	9.21%	1,238
2011	12.119595	12.447502	2.71%	2,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.754958	8.716146	12.39%	19,770
2011	8.818482	7.754958	-12.06%	25,622

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.345237	12.920055	13.88%	0
2011	13.949382	11.345237	-18.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.102357	9.219028	13.78%	1,410
2011	9.960488	8.102357	-18.66%	2,456
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.307505	9.387283	13.00%	6,671
2011	8.822750	8.307505	-5.84%	10,192
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.746430	8.862650	14.41%	871
2011	8.477504	7.746430	-8.62%	989
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.683756	9.686039	11.54%	8,488
2011	9.339993	8.683756	-7.03%	12,836
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.319371	10.549272	13.20%	10,412
2011	9.805085	9.319371	-4.95%	15,040
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.679879	13.951983	10.03%	0
2011	13.144257	12.679879	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.701329	20.719387	17.05%	425
2011	19.240904	17.701329	-8.00%	856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.230232	19.316594	12.11%	118
2011	18.798373	17.230232	-8.34%	346
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.482632	13.826579	10.77%	14,198
2011	12.779976	12.482632	-2.33%	18,644
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.162957	10.304147	12.45%	0
2011	8.872024	9.162957	3.28%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.995248	10.067348	0.72%	8,717
2011	10.140212	9.995248	-1.43%	9,126

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.285046	13.127811	16.33%	15,385
2011	13.243557	11.285046	-14.79%	17,984
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.247681	9.411710	1.77%	5,998
2011	9.476224	9.247681	-2.41%	8,659
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	11.539583	12.217700	5.88%	0
2011	11.986273	11.539583	-3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.701405	14.794255	7.98%	0
2011	14.528411	13.701405	-5.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.797164	13.883229	17.68%	0
2011	13.249257	11.797164	-10.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	17.875554	21.035630	17.68%	0
2011	20.083370	17.875554	-10.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.125668	1.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.040158	14.794616	13.45%	10,384
2011	13.443544	13.040158	-3.00%	14,718
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.102640	20.725009	14.49%	94
2011	19.058165	18.102640	-5.01%	109
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.523821	5.24%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.088614	12.376753	2.38%	0
2011	11.458738	12.088614	5.50%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.910639	11.225667	2.89%	7,959
2011	11.100688	10.910639	-1.71%	9,537
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.909718	10.557447	6.54%	1,970
2011*	10.000000	9.909718	-0.90%	1,662

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.832904	12.556791	15.91%	0
2011	11.674836	10.832904	-7.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.630105	13.795340	18.62%	0
2011	14.389256	11.630105	-19.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.827639	13.144884	11.14%	0
2011	14.796409	11.827639	-20.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.219319	14.299666	27.46%	0
2011	10.445159	11.219319	7.41%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.478526	11.132156	6.24%	283
2011	10.216427	10.478526	2.57%	438
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.859058	21.628776	14.69%	0
2011	18.132661	18.859058	4.01%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.643319	-3.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.548516	-4.51%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.105706	14.804131	4.95%	375
2011	15.194881	14.105706	-7.17%	429

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.886331	13.551987	14.01%	0
2011	11.522277	11.886331	3.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.867841	19.432416	15.20%	0
2011	18.980584	16.867841	-11.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.054540	0.55%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.515096	13.068987	4.43%	0
2011	11.515422	12.515096	8.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	12.066507	13.430375	11.30%	0
2011	12.062377	12.066507	0.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.733225	14.391585	13.02%	0
2011	13.203884	12.733225	-3.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.957640	12.787002	6.94%	0
2011	12.759548	11.957640	-6.28%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.244189	19.408679	12.55%	0
2011	17.631627	17.244189	-2.20%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.319551	13.833852	12.29%	0
2011	12.465194	12.319551	-1.17%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.492625	14.450899	7.10%	0
2011	12.758281	13.492625	5.76%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.580552	11.202094	16.93%	0
2011	11.462608	9.580552	-16.42%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.133924	11.912626	6.99%	0
2011	12.115568	11.133924	-8.10%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.162679	11.880370	6.43%	0
2011	11.253471	11.162679	-0.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.072389	12.014391	8.51%	0
2011	11.433666	11.072389	-3.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.049533	12.149432	9.95%	0
2011	11.504162	11.049533	-3.95%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.765593	12.058241	12.01%	0
2011	11.391726	10.765593	-5.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.487013	14.754629	1.85%	0
2011	15.712967	14.487013	-7.80%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.227203	13.918119	13.83%	0
2011	12.490479	12.227203	-2.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.108013	13.470168	11.25%	0
2011	12.453729	12.108013	-2.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.833014	12.151641	2.69%	0
2011	11.366966	11.833014	4.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.383126	22.707816	11.40%	0
2011	23.510119	20.383126	-13.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.069906	16.470401	17.06%	0
2011	17.502303	14.069906	-19.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.708109	11.371191	17.13%	0
2011	12.083686	9.708109	-19.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.710883	18.177199	23.56%	0
2011	16.629121	14.710883	-11.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.933904	11.977814	9.55%	0
2011	10.980574	10.933904	-0.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.809670	15.035382	8.88%	0
2011	13.395690	13.809670	3.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.186991	19.786565	15.13%	0
2011	18.362599	17.186991	-6.40%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.496919	9.529642	12.15%	0
2011	8.873551	8.496919	-4.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.169124	15.591356	10.04%	0
2011	17.315370	14.169124	-18.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.080585	17.338815	14.97%	0
2011	17.351812	15.080585	-13.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.482043	13.209272	15.04%	0
2011	13.217853	11.482043	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.700536	16.448372	11.89%	0
2011	15.241749	14.700536	-3.55%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.122600	1.23%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.850157	9.814154	10.89%	0
2011	10.288678	8.850157	-13.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.852729	12.941569	19.25%	0
2011	11.261590	10.852729	-3.63%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.549556	-4.50%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.860932	-1.39%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.643188	-3.57%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.202371	12.982624	15.89%	0
2011	12.413094	11.202371	-9.75%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.709076	7.09%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.969214	-0.31%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.207795	15.664117	10.25%	0
2011	14.413361	14.207795	-1.43%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.744669	17.759331	20.45%	0
2011	16.291761	14.744669	-9.50%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.860882	-1.39%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.872364	25.173395	10.06%	0
2011	34.759329	22.872364	-34.20%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.144593	13.780140	13.47%	0
2011	12.441236	12.144593	-2.38%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.127606	1.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	14.012835	15.790876	12.69%	0
2011	14.475798	14.012835	-3.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.168611	11.463720	12.74%	0
2011	10.644816	10.168611	-4.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.991210	9.948295	10.64%	0
2011*	10.000000	8.991210	-10.09%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.249467	14.745507	11.29%	0
2011	13.557430	13.249467	-2.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.374542	10.548934	12.53%	14,896
2011	9.550328	9.374542	-1.84%	15,989
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.496556	10.714166	2.07%	0
2011	10.208205	10.496556	2.82%	971
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.285619	11.024107	18.72%	0
2011	10.527857	9.285619	-11.80%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.636288	9.859746	14.17%	0
2011	9.316805	8.636288	-7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.627081	8.682413	13.84%	0
2011	8.021648	7.627081	-4.92%	1,376
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.867151	15.447889	11.40%	0
2011	13.733989	13.867151	0.97%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.323686	13.746638	11.55%	0
2011	12.206569	12.323686	0.96%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.335873	14.175664	14.91%	0
2011	13.015873	12.335873	-5.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.255560	8.243425	13.62%	0
2011	8.444706	7.255560	-14.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.749196	9.476539	8.31%	0
2011	9.299831	8.749196	-5.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.050390	9.093078	12.95%	0
2011	8.841611	8.050390	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.413534	10.166593	8.00%	16,751
2011	9.811122	9.413534	-4.05%	16,751
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.831997	9.760294	10.51%	0
2011	9.405529	8.831997	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.111823	10.570438	4.54%	0
2011	10.252402	10.111823	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.127320	9.973680	9.27%	0
2011	9.609020	9.127320	-5.01%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.510379	9.482933	11.43%	0
2011	9.179402	8.510379	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.672804	10.350925	7.01%	0
2011	9.972680	9.672804	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.036794	11.535663	4.52%	0
2011	10.681616	11.036794	3.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.967862	12.466340	4.17%	0
2011	11.603596	11.967862	3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.491603	27.863101	13.77%	0
2011	32.535513	24.491603	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.535826	17.663385	13.69%	0
2011	20.636931	15.535826	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.593332	11.618343	0.22%	0
2011	11.113871	11.593332	4.31%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.546696	7.335633	12.05%	0
2011	7.479488	6.546696	-12.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.014049	8.062965	14.95%	0
2011	8.275513	7.014049	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.564008	15.287862	12.71%	1,534
2011	14.517603	13.564008	-6.57%	1,534
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.972248	12.735008	6.37%	0
2011	12.202083	11.972248	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.574923	13.726309	9.16%	0
2011	13.051895	12.574923	-3.65%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.263356	11.519747	2.28%	0
2011	11.251313	11.263356	0.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.656520	13.638381	7.76%	9,324
2011	13.018902	12.656520	-2.78%	9,953
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.325289	14.741084	10.62%	0
2011	13.999057	13.325289	-4.81%	5,229
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.110960	12.724004	5.06%	629
2011	12.200977	12.110960	-0.74%	623
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.807620	14.749057	15.16%	0
2011	13.506022	12.807620	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.984784	19.402642	14.24%	0
2011	17.920119	16.984784	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.077827	8.827519	-2.76%	0
2011	9.333809	9.077827	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.971291	13.067368	9.16%	0
2011	11.661913	11.971291	2.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.740351	8.695253	12.34%	0
2011	8.806401	7.740351	-12.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.294806	12.855995	13.82%	0
2011	13.894509	11.294806	-18.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.070510	9.178064	13.72%	0
2011	9.926430	8.070510	-18.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.291891	9.364830	12.94%	0
2011	8.810683	8.291891	-5.89%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.731842	8.841406	14.35%	0
2011	8.465881	7.731842	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.667409	9.662818	11.48%	0
2011	9.327189	8.667409	-7.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.301811	10.523977	13.14%	0
2011	9.791644	9.301811	-5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.480533	12.625800	9.98%	0
2011	11.907092	11.480533	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.611021	18.263271	16.99%	0
2011	16.977504	15.611021	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.708678	17.601725	12.05%	0
2011	17.147144	15.708678	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.412964	12.635230	10.71%	0
2011	11.690824	11.412964	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.145707	10.279442	12.40%	0
2011	8.859866	9.145707	3.23%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.976430	10.043218	0.67%	0
2011	10.126320	9.976430	-1.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.269599	13.103093	16.27%	0
2011	13.232220	11.269599	-14.83%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.171238	9.329105	1.72%	0
2011	9.402725	9.171238	-2.46%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.602812	11.220095	5.82%	0
2011	11.018894	10.602812	-3.78%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.640512	14.720900	7.92%	0
2011	14.471265	13.640512	-5.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.750796	13.821546	17.62%	0
2011	13.203950	11.750796	-11.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.659994	19.595089	17.62%	0
2011	18.727284	16.659994	-11.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.124727	1.25%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.999343	13.606751	13.40%	0
2011	12.376877	11.999343	-3.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.383631	18.747322	14.43%	0
2011	17.257281	16.383631	-5.06%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.520224	5.20%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.072054	12.353434	2.33%	0
2011	11.448916	12.072054	5.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.895714	11.204537	2.83%	0
2011	11.091175	10.895714	-1.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.906344	10.548416	6.48%	0
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.784745	12.494530	15.85%	0
2011	11.628891	10.784745	-7.26%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.578377	13.726912	18.56%	0
2011	14.332632	11.578377	-19.22%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.775066	13.079713	11.08%	0
2011	14.738209	11.775066	-20.11%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.209741	14.280110	27.39%	0
2011	10.441594	11.209741	7.36%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.431991	11.077011	6.18%	0
2011	10.176278	10.431991	2.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.772015	21.517855	14.63%	0
2011	18.058221	18.772015	3.95%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.640010	-3.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.545243	-4.55%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.054110	14.742376	4.90%	0
2011	15.147080	14.054110	-7.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.833475	13.484765	13.95%	0
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.792804	19.336002	15.14%	0
2011	18.905849	16.792804	-11.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.051103	0.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.457317	13.001950	4.37%	0
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	12.012863	13.363774	11.25%	0
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.689651	14.334962	12.97%	0
2011	13.165463	12.689651	-3.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.941255	12.762899	6.88%	0
2011	12.748603	11.941255	-6.33%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.167519	19.312437	12.49%	0
2011	17.562244	17.167519	-2.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.264815	13.765298	12.23%	0
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.432640	14.379243	7.05%	0
2011	12.708070	13.432640	5.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.537923	11.146508	16.87%	0
2011	11.417468	9.537923	-16.46%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.084423	11.853544	6.94%	0
2011	12.067895	11.084423	-8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.113053	11.821457	6.37%	0
2011	11.209183	11.113053	-0.86%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.034530	11.967139	8.45%	0
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.011708	12.101595	9.90%	0
2011	11.470668	11.011708	-4.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.728753	12.010790	11.95%	0
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.437414	14.696536	1.79%	0
2011	15.667214	14.437414	-7.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.172832	13.849083	13.77%	0
2011	12.441335	12.172832	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.054200	13.403393	11.19%	0
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.780440	12.091408	2.64%	0
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.292506	22.595215	11.35%	0
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	14.007330	16.388705	17.00%	0
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.669918	11.320628	17.07%	0
2011	12.042351	9.669918	-19.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.645451	18.087037	23.50%	0
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.902073	11.936787	9.49%	0
2011	10.954242	10.902073	-0.48%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.748292	14.960844	8.82%	0
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.110551	19.688406	15.07%	0
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.480911	9.506783	12.10%	0
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.120655	15.530031	9.98%	0
2011	17.264990	14.120655	-18.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	15.013505	17.252789	14.92%	0
2011	17.283520	15.013505	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.436888	13.150549	14.98%	0
2011	13.172636	11.436888	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.650245	16.383651	11.83%	0
2011	15.197393	14.650245	-3.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.119132	1.19%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.844871	9.803238	10.84%	0
2011	10.287817	8.844871	-14.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.846263	12.927189	19.19%	0
2011	11.260644	10.846263	-3.68%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.546221	-4.54%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.857551	-1.42%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.639823	-3.60%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.187039	12.958181	15.83%	0
2011	12.402468	11.187039	-9.80%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.705396	7.05%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.965800	-0.34%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.144616	15.586418	10.19%	0
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.679135	17.671304	20.38%	0
2011	16.227666	14.679135	-9.54%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.857446	-1.43%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.770640	25.048520	10.00%	0
2011	34.622541	22.770640	-34.23%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.090610	13.711825	13.41%	0
2011	12.392295	12.090610	-2.43%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.124137	1.24%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.950544	15.712564	12.63%	0
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.159926	11.448030	12.68%	0
2011	10.641182	10.159926	-4.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.988138	9.939773	10.59%	0
2011*	10.000000	8.988138	-10.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.231330	14.717743	11.23%	0
2011	13.545816	13.231330	-2.32%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.347262	10.512811	12.47%	8,033
2011	9.527413	9.347262	-1.89%	8,322
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.466013	10.677472	2.02%	7,743
2011	10.183718	10.466013	2.77%	7,394
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.258557	10.986318	18.66%	0
2011	10.502567	9.258557	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.611134	9.825956	14.11%	0
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.608789	8.657138	13.78%	10,072
2011	8.006521	7.608789	-4.97%	10,471
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.805547	15.371340	11.34%	0
2011	13.679985	13.805547	0.92%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.281526	13.692555	11.49%	0
2011	12.171051	12.281526	0.91%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.281047	14.105376	14.85%	0
2011	12.964673	12.281047	-5.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.241860	8.223614	13.56%	0
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.732701	9.453792	8.26%	0
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.035247	9.071301	12.89%	0
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.395808	10.142217	7.94%	0
2011	9.797666	9.395808	-4.10%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.815366	9.736897	10.45%	0
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.092777	10.545087	4.48%	9,948
2011	10.238350	10.092777	-1.42%	9,948
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.110139	9.949779	9.22%	0
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.494343	9.460189	11.37%	0
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.654614	10.326136	6.96%	0
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.016021	11.508013	4.47%	0
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.945325	12.436445	4.11%	0
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.382707	27.724932	13.71%	0
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.474779	17.584916	13.64%	0
2011	20.566388	15.474779	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.541747	11.560693	0.16%	0
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.534388	7.318072	11.99%	0
2011	7.469257	6.534388	-12.52%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.993603	8.035306	14.90%	0
2011	8.255639	6.993603	-15.29%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.503662	15.211995	12.65%	0
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.955849	12.711006	6.32%	0
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.557680	13.700429	9.10%	0
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.213319	11.462657	2.22%	7,445
2011	11.207072	11.213319	0.06%	7,445
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.600222	13.570711	7.70%	0
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.266031	14.667970	10.57%	8,427
2011	13.943954	13.266031	-4.86%	12,950
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.057119	12.660893	5.01%	0
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.790097	14.721296	15.10%	0
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.909239	19.306383	14.18%	0
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.036319	8.782623	-2.81%	0
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.918116	13.002609	9.10%	0
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.725792	8.674427	12.28%	0
2011	8.794338	7.725792	-12.15%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.244574	12.792227	13.76%	0
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.038792	9.137291	13.66%	0
2011	9.892501	8.038792	-18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.276240	9.342327	12.88%	0
2011	8.798578	8.276240	-5.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.717276	8.820197	14.29%	0
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.651068	9.639645	11.43%	0
2011	9.314391	8.651068	-7.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.284300	10.498746	13.08%	0
2011	9.778223	9.284300	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.429486	12.563196	9.92%	0
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.541609	18.172703	16.93%	0
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.638863	17.514474	11.99%	0
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.362198	12.572539	10.65%	0
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.128453	10.254766	12.34%	0
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.957657	10.019151	0.62%	0
2011	10.112451	9.957657	-1.53%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.254156	13.078392	16.21%	0
2011	13.220877	11.254156	-14.88%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.130470	9.282843	1.67%	0
2011	9.365725	9.130470	-2.51%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.555630	11.164409	5.77%	0
2011	10.975497	10.555630	-3.83%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.579846	14.647886	7.86%	0
2011	14.414301	13.579846	-5.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.704554	13.760069	17.56%	0
2011	13.158760	11.704554	-11.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.585899	19.497879	17.56%	0
2011	18.653577	16.585899	-11.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.123789	1.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.945976	13.539266	13.34%	0
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.310770	18.654335	14.37%	0
2011	17.189343	16.310770	-5.11%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.516617	5.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.055517	12.330148	2.28%	0
2011	11.439096	12.055517	5.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.880780	11.183414	2.78%	0
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.902970	10.539384	6.43%	0
2011*	10.000000	9.902970	-0.97%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.736764	12.432532	15.79%	0
2011	11.583112	10.736764	-7.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.526895	13.658834	18.50%	0
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.722688	13.014828	11.02%	0
2011	14.680190	11.722688	-20.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.200190	14.260594	27.32%	0
2011	10.438042	11.200190	7.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.385571	11.022034	6.13%	0
2011	10.136181	10.385571	2.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.685425	21.407573	14.57%	0
2011	17.984149	18.685425	3.90%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.636679	-3.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.541964	-4.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.002724	14.680910	4.84%	0
2011	15.099441	14.002724	-7.26%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.780826	13.417858	13.90%	0
2011	11.431740	11.780826	3.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.718150	19.240120	15.09%	0
2011	18.831477	16.718150	-11.22%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.047648	0.48%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.399799	12.935243	4.32%	1,613
2011	11.421046	12.399799	8.57%	1,477
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.959402	13.297445	11.19%	0
2011	11.967587	11.959402	-0.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.646237	14.278533	12.91%	1,498
2011	13.127160	12.646237	-3.66%	1,658
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.924891	12.738832	6.83%	0
2011	12.737670	11.924891	-6.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.091152	19.216619	12.44%	0
2011	17.493101	17.091152	-2.30%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.210229	13.696965	12.18%	1,501
2011	12.367268	12.210229	-1.27%	1,703
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.372865	14.307877	6.99%	0
2011	12.658021	13.372865	5.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.495479	11.091185	16.80%	0
2011	11.372495	9.495479	-16.50%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	11.035075	11.794689	6.88%	0
2011	12.020349	11.035075	-8.20%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.063601	11.762793	6.32%	0
2011	11.165039	11.063601	-0.91%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.996754	11.920013	8.40%	0
2011	11.367225	10.996754	-3.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.974039	12.053994	9.84%	0
2011	11.437291	10.974039	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.692016	11.963496	11.89%	0
2011	11.325483	10.692016	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.387979	14.638652	1.74%	0
2011	15.621597	14.387979	-7.90%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.118662	13.780359	13.71%	0
2011	12.392324	12.118662	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	12.000554	13.336874	11.14%	1,508
2011	12.355870	12.000554	-2.88%	1,705
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.728008	12.031386	2.59%	0
2011	11.277651	11.728008	3.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.202239	22.483110	11.29%	0
2011	23.325437	20.202239	-13.39%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.945006	16.307363	16.94%	0
2011	17.364785	13.945006	-19.69%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.631883	11.270293	17.01%	1,549
2011	12.001142	9.631883	-19.74%	1,604
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.580256	17.997234	23.44%	0
2011	16.498413	14.580256	-11.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.870351	11.895920	9.43%	0
2011	10.927970	10.870351	-0.53%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.687079	14.886544	8.76%	0
2011	13.290421	13.687079	2.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	17.034455	19.590759	15.01%	0
2011	18.218332	17.034455	-6.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.464920	9.483976	12.04%	0
2011	8.849217	8.464920	-4.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.072317	15.468875	9.92%	0
2011	17.214732	14.072317	-18.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.946711	17.167175	14.86%	0
2011	17.215457	14.946711	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.391902	13.092076	14.92%	2,021
2011	13.127571	11.391902	-13.22%	2,051
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.600116	16.319181	11.77%	0
2011	15.153171	14.600116	-3.65%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.115661	1.16%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.839572	9.792314	10.78%	0
2011	10.286946	8.839572	-14.07%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.839769	12.912787	19.12%	0
2011	11.259688	10.839769	-3.73%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.542897	-4.57%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.854172	-1.46%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.636471	-3.64%	2,177

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.171710	12.933754	15.77%	0
2011	12.391829	11.171710	-9.85%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.701726	7.02%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.962370	-0.38%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.081712	15.509102	10.14%	0
2011	14.300124	14.081712	-1.53%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.613793	17.583572	20.32%	0
2011	16.163735	14.613793	-9.59%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.854009	-1.46%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.669316	24.924190	9.95%	0
2011	34.486224	22.669316	-34.27%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	12.036809	13.643767	13.35%	0
2011	12.343491	12.036809	-2.48%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.120669	1.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.888456	15.634583	12.57%	0
2011	14.362053	13.888456	-3.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.151258	11.432369	12.62%	0
2011	10.637566	10.151258	-4.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.985070	9.931252	10.53%	0
2011*	10.000000	8.985070	-10.15%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.213193	14.689994	11.18%	3,123
2011	13.534200	13.213193	-2.37%	3,493

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.320040	10.476793	12.41%	48,724
2011	9.504544	9.320040	-1.94%	67,067
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.435564	10.640922	1.97%	50,865
2011	10.159307	10.435564	2.72%	63,077
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.231605	10.948685	18.60%	0
2011	10.477371	9.231605	-11.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.586035	9.792270	14.05%	2,574
2011	9.272117	8.586035	-7.40%	2,835
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.590534	8.631907	13.72%	61,061
2011	7.991427	7.590534	-5.02%	84,347
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.744141	15.295067	11.28%	0
2011	13.626137	13.744141	0.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.239508	13.638674	11.43%	0
2011	12.135635	12.239508	0.86%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.226383	14.035362	14.80%	0
2011	12.913599	12.226383	-5.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.228217	8.203888	13.50%	0
2011	8.421537	7.228217	-14.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.716239	9.431110	8.20%	0
2011	9.274324	8.716239	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.020096	9.049531	12.84%	0
2011	8.817387	8.020096	-9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.378138	10.117925	7.89%	97,338
2011	9.784267	9.378138	-4.15%	99,650

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.798734	9.713521	10.40%	0
2011	9.379731	8.798734	-6.19%	35,940
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.073777	10.519815	4.43%	16,997
2011	10.224311	10.073777	-1.47%	16,997
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.092978	9.925920	9.16%	24,380
2011	9.582699	9.092978	-5.11%	24,380
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.478356	9.437511	11.31%	0
2011	9.154258	8.478356	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.636400	10.301326	6.90%	34,048
2011	9.945350	9.636400	-3.11%	34,048
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.995300	11.480446	4.41%	0
2011	10.652381	10.995300	3.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.922848	12.406648	4.06%	0
2011	11.571816	11.922848	3.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.274228	27.587348	13.65%	0
2011	32.279918	24.274228	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.413868	17.506668	13.58%	0
2011	20.495989	15.413868	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.490431	11.503350	0.11%	0
2011	11.026530	11.490431	4.21%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.522062	7.300507	11.94%	0
2011	7.459001	6.522062	-12.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.973251	8.007794	14.84%	0
2011	8.235839	6.973251	-15.33%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.443589	15.136506	12.59%	0
2011	14.403505	13.443589	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.939486	12.687062	6.26%	12,015
2011	12.181184	11.939486	-1.98%	12,015
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.540489	13.674611	9.04%	0
2011	13.029542	12.540489	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.163416	11.405758	2.17%	0
2011	11.162915	11.163416	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.544168	13.503367	7.65%	11,990
2011	12.916590	12.544168	-2.88%	12,069
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.207012	14.595190	10.51%	5,165
2011	13.889053	13.207012	-4.91%	5,165
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.003465	12.598066	4.95%	10,351
2011	12.105103	12.003465	-0.84%	10,267
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.772553	14.693521	15.04%	0
2011	13.482882	12.772553	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.834002	19.210569	14.12%	0
2011	17.779287	16.834002	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.994979	8.737937	-2.86%	3,793
2011	9.258116	8.994979	-2.84%	3,218
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.865073	12.938064	9.04%	4,892
2011	11.570290	11.865073	2.55%	4,685
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.711226	8.653606	12.22%	0
2011	8.782268	7.711226	-12.20%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.194522	12.728730	13.70%	0
2011	13.785318	11.194522	-18.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.007140	9.096617	13.61%	0
2011	9.858624	8.007140	-18.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.260656	9.319931	12.82%	0
2011	8.786513	8.260656	-5.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.702727	8.799036	14.23%	0
2011	8.442670	7.702727	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.634773	9.616516	11.37%	0
2011	9.301624	8.634773	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.266808	10.473569	13.02%	0
2011	9.764817	9.266808	-5.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.378629	12.500841	9.86%	0
2011	11.813529	11.378629	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.472463	18.082524	16.87%	0
2011	16.844115	15.472463	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.569294	17.427564	11.94%	725
2011	17.012454	15.569294	-8.48%	829
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.311622	12.510130	10.60%	0
2011	11.598921	11.311622	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.111237	10.230162	12.28%	0
2011	8.835540	9.111237	3.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.938892	9.995108	0.57%	2,495
2011	10.098578	9.938892	-1.58%	2,189

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.238732	13.053727	16.15%	0
2011	13.209555	11.238732	-14.92%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.089877	9.236800	1.62%	2,700
2011	9.328868	9.089877	-2.56%	2,397
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.508677	11.109017	5.71%	0
2011	10.932284	10.508677	-3.87%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.519376	14.575147	7.81%	0
2011	14.357483	13.519376	-5.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.658535	13.698898	17.50%	0
2011	13.113753	11.658535	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.512096	19.401111	17.50%	0
2011	18.580115	16.512096	-11.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.122851	1.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.892824	13.472080	13.28%	0
2011	12.279621	11.892824	-3.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.238212	18.561774	14.31%	0
2011	17.121673	16.238212	-5.16%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.513011	5.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.039000	12.306906	2.23%	0
2011	11.429278	12.039000	5.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.865860	11.162314	2.73%	0
2011	11.072153	10.865860	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.688998	12.370843	15.73%	0
2011	11.537501	10.688998	-7.35%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.475586	13.591033	18.43%	0
2011	14.220012	11.475586	-19.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.670524	12.950235	10.97%	0
2011	14.622378	11.670524	-20.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.190607	14.241065	27.26%	0
2011	10.434476	11.190607	7.25%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.339372	10.967350	6.07%	0
2011	10.096278	10.339372	2.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.599135	21.297721	14.51%	0
2011	17.910290	18.599135	3.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.633358	-3.67%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.538688	-4.61%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.951489	14.619644	4.79%	0
2011	15.051928	13.951489	-7.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.728373	13.351209	13.84%	0
2011	11.386684	11.728373	3.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.643736	19.144599	15.03%	0
2011	18.757291	16.643736	-11.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.044197	0.44%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.342501	12.868816	4.26%	192
2011	11.374104	12.342501	8.51%	177
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.906175	13.231431	11.13%	0
2011	11.920448	11.906175	-0.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.602921	14.222297	12.85%	0
2011	13.088903	12.602921	-3.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.908531	12.714791	6.77%	0
2011	12.726738	11.908531	-6.43%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	17.015036	19.121166	12.38%	357
2011	17.424146	17.015036	-2.35%	618
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.155873	13.628958	12.12%	0
2011	12.318544	12.155873	-1.32%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.313342	14.236845	6.94%	0
2011	12.608154	13.313342	5.59%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.453225	11.036136	16.74%	0
2011	11.327720	9.453225	-16.55%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.985992	11.736166	6.83%	0
2011	11.973018	10.985992	-8.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	11.014368	11.704401	6.26%	0
2011	11.121056	11.014368	-0.96%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.959078	11.873050	8.34%	0
2011	11.334103	10.959078	-3.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.936430	12.006485	9.78%	0
2011	11.403955	10.936430	-4.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.655403	11.916377	11.83%	0
2011	11.292507	10.655403	-5.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.338674	14.580958	1.69%	0
2011	15.576066	14.338674	-7.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	12.064710	13.711921	13.65%	180
2011	12.343491	12.064710	-2.26%	206
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.947152	13.270668	11.08%	0
2011	12.307210	11.947152	-2.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.675825	11.971675	2.53%	3,309
2011	11.233246	11.675825	3.94%	9,286
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	20.112296	22.371455	11.23%	170
2011	23.233538	20.112296	-13.43%	1,428
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.882929	16.226398	16.88%	0
2011	17.296388	13.882929	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.593950	11.220117	16.95%	0
2011	11.960037	9.593950	-19.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.515358	17.907904	23.37%	0
2011	16.433430	14.515358	-11.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.838691	11.855154	9.38%	0
2011	10.901735	10.838691	-0.58%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.626182	14.812665	8.71%	0
2011	13.238069	13.626182	2.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.958567	19.493418	14.95%	557
2011	18.146501	16.958567	-6.55%	1,066
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.448986	9.461234	11.98%	0
2011	8.837094	8.448986	-4.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	14.024117	15.407941	9.87%	0
2011	17.164597	14.024117	-18.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.880195	17.081961	14.80%	0
2011	17.147676	14.880195	-13.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.347094	13.033858	14.87%	0
2011	13.082661	11.347094	-13.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.550145	16.254943	11.72%	0
2011	15.109066	14.550145	-3.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.112190	1.12%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.834285	9.781407	10.72%	0
2011	10.286075	8.834285	-14.11%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.833279	12.898411	19.06%	0
2011	11.258738	10.833279	-3.78%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.539564	-4.60%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.850780	-1.49%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.633106	-3.67%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.156383	12.909343	15.71%	0
2011	12.381207	11.156383	-9.89%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.698059	6.98%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.958961	-0.41%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	14.019004	15.432076	10.08%	0
2011	14.243755	14.019004	-1.58%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.548767	17.496299	20.26%	0
2011	16.100090	14.548767	-9.64%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.850573	-1.49%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.568426	24.800460	9.89%	0
2011	34.350421	22.568426	-34.30%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.983245	13.576053	13.29%	0
2011	12.294875	11.983245	-2.53%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.117195	1.17%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.826635	15.556961	12.51%	1,725
2011	14.305464	13.826635	-3.35%	3,265
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.142571	11.416695	12.56%	0
2011	10.633931	10.142571	-4.62%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.981999	9.922733	10.47%	0
2011*	10.000000	8.981999	-10.18%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.195095	14.662300	11.12%	583
2011	13.522605	13.195095	-2.42%	3,880

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.292925	10.440945	12.35%	21,182
2011	9.481762	9.292925	-1.99%	21,635
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.405173	10.604466	1.92%	17,397
2011	10.134927	10.405173	2.67%	16,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.204715	10.911161	18.54%	311
2011	10.452221	9.204715	-11.94%	1,594
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.561046	9.758731	13.99%	642
2011	9.249882	8.561046	-7.45%	3,971
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.572329	8.606762	13.66%	22,193
2011	7.976347	7.572329	-5.07%	22,841
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.683000	15.219184	11.23%	0
2011	13.572473	13.683000	0.81%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.197626	13.584991	11.37%	0
2011	12.100323	12.197626	0.80%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.171939	13.965651	14.74%	849
2011	12.862705	12.171939	-5.37%	1,509
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.214584	8.184199	13.44%	0
2011	8.409970	7.214584	-14.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.699807	9.408475	8.15%	2,887
2011	9.261589	8.699807	-6.07%	5,071
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.004965	9.027796	12.78%	0
2011	8.805257	8.004965	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.360421	10.093594	7.83%	0
2011	9.770807	9.360421	-4.20%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.782162	9.690227	10.34%	0
2011	9.366872	8.782162	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.054784	10.494561	4.37%	0
2011	10.210283	10.054784	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.075816	9.902073	9.10%	0
2011	9.569532	9.075816	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.462339	9.414815	11.26%	0
2011	9.141654	8.462339	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.618253	10.276631	6.85%	12,408
2011	9.931725	9.618253	-3.16%	12,408
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.974559	11.452872	4.36%	952
2011	10.637758	10.974559	3.17%	1,380
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.900381	12.376886	4.00%	0
2011	11.555938	11.900381	2.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	24.166197	27.450406	13.59%	0
2011	32.152789	24.166197	-24.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.353203	17.428758	13.52%	0
2011	20.425828	15.353203	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.439325	11.446279	0.06%	2,181
2011	10.983118	11.439325	4.15%	3,479
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.509759	7.282982	11.88%	0
2011	7.448760	6.509759	-12.61%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.952919	7.980333	14.78%	0
2011	8.216055	6.952919	-15.37%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.383732	15.061351	12.53%	2,960
2011	14.346743	13.383732	-6.71%	4,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.923100	12.663108	6.21%	9,810
2011	12.170723	11.923100	-2.03%	73,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.523301	13.648824	8.99%	0
2011	13.018358	12.523301	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.113717	11.349123	2.12%	0
2011	11.118923	11.113717	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.488329	13.436334	7.59%	31,012
2011	12.865699	12.488329	-2.93%	25,290
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.148235	14.522736	10.45%	13,103
2011	13.834352	13.148235	-4.96%	23,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.950049	12.535527	4.90%	10,121
2011	12.057428	11.950049	-0.89%	21,209
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.755052	14.665830	14.98%	0
2011	13.471332	12.755052	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.759076	19.115213	14.06%	0
2011	17.709243	16.759076	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.953798	8.693441	-2.91%	382
2011	9.220462	8.953798	-2.89%	1,971
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.812243	12.873812	8.99%	0
2011	11.524698	11.812243	2.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.696693	8.632848	12.16%	3,981
2011	8.770226	7.696693	-12.24%	6,696

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.144702	12.665540	13.65%	0
2011	13.731036	11.144702	-18.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.975637	9.056157	13.55%	560
2011	9.824889	7.975637	-18.82%	2,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.245085	9.297566	12.76%	1,358
2011	8.774456	8.245085	-6.03%	2,476
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.688200	8.777907	14.17%	0
2011	8.431081	7.688200	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.618481	9.593417	11.31%	1,686
2011	9.288845	8.618481	-7.22%	3,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.249337	10.448424	12.96%	2,331
2011	9.751416	9.249337	-5.15%	4,063
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.327964	12.438758	9.81%	0
2011	11.766965	11.327964	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.403592	17.992753	16.81%	53
2011	16.777758	15.403592	-8.19%	64
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.499985	17.341029	11.88%	84
2011	16.945440	15.499985	-8.53%	687
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.261292	12.448042	10.54%	2,324
2011	11.553244	11.261292	-2.53%	4,074
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.094012	10.205554	12.22%	0
2011	8.823372	9.094012	3.07%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.920175	9.971131	0.51%	573
2011	10.084728	9.920175	-1.63%	2,614

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.223325	13.029123	16.09%	2,736
2011	13.198232	11.223325	-14.96%	4,622
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	9.049401	9.190931	1.56%	0
2011	9.292097	9.049401	-2.61%	607
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.461895	11.053852	5.66%	0
2011	10.889210	10.461895	-3.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.459233	14.502811	7.75%	0
2011	14.300964	13.459233	-5.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.612620	13.637905	17.44%	0
2011	13.068833	11.612620	-11.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.438583	19.304791	17.44%	0
2011	18.506920	16.438583	-11.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.121911	1.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.839902	13.405208	13.22%	2,232
2011	12.231258	11.839902	-3.20%	4,105
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.165951	18.469647	14.25%	0
2011	17.054243	16.165951	-5.21%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.509407	5.09%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.022486	12.283684	2.17%	0
2011	11.419466	12.022486	5.28%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.850965	11.141266	2.68%	1,208
2011	11.062643	10.850965	-1.91%	1,765
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.896208	10.521328	6.32%	0
2011*	10.000000	9.896208	-1.04%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.641426	12.309439	15.67%	0
2011	11.492056	10.641426	-7.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.424500	13.523539	18.37%	0
2011	14.163989	11.424500	-19.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.618559	12.885920	10.91%	0
2011	14.564768	11.618559	-20.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.181048	14.221562	27.19%	0
2011	10.430925	11.181048	7.19%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.293348	10.912885	6.02%	0
2011	10.056502	10.293348	2.36%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.513195	21.188379	14.45%	0
2011	17.836684	18.513195	3.79%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.630041	-3.70%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.535411	-4.65%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.900389	14.558575	4.74%	0
2011	15.004507	13.900389	-7.36%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.624079	13.218840	13.72%	0
2011	11.297040	11.624079	2.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.495727	18.954769	14.91%	0
2011	18.609632	16.495727	-11.36%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.037305	0.37%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.228608	12.736916	4.16%	0
2011	11.280726	12.228608	8.40%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.800335	13.100284	11.02%	0
2011	11.826631	11.800335	-0.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.516667	14.110382	12.73%	0
2011	13.012718	12.516667	-3.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.875898	12.666872	6.66%	0
2011	12.704915	11.875898	-6.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.863795	18.931646	12.26%	0
2011	17.287045	16.863795	-2.45%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	12.047790	13.493826	12.00%	0
2011	12.221573	12.047790	-1.42%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.195006	14.095727	6.83%	0
2011	12.508938	13.195006	5.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.369151	10.926695	16.62%	0
2011	11.238531	9.369151	-16.63%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.888328	11.619832	6.72%	0
2011	11.878799	10.888328	-8.34%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.916466	11.588379	6.16%	0
2011	11.033547	10.916466	-1.06%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.884083	11.779629	8.23%	0
2011	11.268121	10.884083	-3.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.861630	11.912047	9.67%	0
2011	11.337599	10.861630	-4.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.582497	11.822631	11.72%	0
2011	11.226772	10.582497	-5.74%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.240523	14.466196	1.58%	0
2011	15.485365	14.240523	-8.04%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.957468	13.576009	13.54%	0
2011	12.246364	11.957468	-2.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.840944	13.139121	10.96%	0
2011	12.210356	11.840944	-3.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.572018	11.852990	2.43%	0
2011	11.144821	11.572018	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.933533	22.149732	11.12%	0
2011	23.050741	19.933533	-13.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.759489	16.065525	16.76%	0
2011	17.160261	13.759489	-19.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.518517	11.120402	16.83%	0
2011	11.878226	9.518517	-19.87%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.386311	17.730361	23.24%	0
2011	16.304096	14.386311	-11.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.775611	11.773984	9.27%	0
2011	10.849443	10.775611	-0.68%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.505040	14.665828	8.60%	0
2011	13.133889	13.505040	2.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.807809	19.300186	14.83%	0
2011	18.003687	16.807809	-6.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.417115	9.415818	11.87%	0
2011	8.812826	8.417115	-4.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.928164	15.286719	9.75%	0
2011	17.064717	13.928164	-18.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.747900	16.912625	14.68%	0
2011	17.012726	14.747900	-13.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.257859	12.918010	14.75%	0
2011	12.993147	11.257859	-13.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.450612	16.127077	11.60%	0
2011	15.021138	14.450612	-3.80%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.105243	1.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.823697	9.759600	10.61%	0
2011	10.284332	8.823697	-14.20%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.820323	12.869688	18.94%	0
2011	11.256837	10.820323	-3.88%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.532907	-4.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.844013	-1.56%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.626380	-3.74%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.125782	12.860651	15.59%	0
2011	12.359962	11.125782	-9.99%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.690714	6.91%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.952114	-0.48%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.894395	15.279115	9.97%	0
2011	14.131672	13.894395	-1.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.419423	17.322864	20.14%	0
2011	15.973370	14.419423	-9.73%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.843691	-1.56%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.367761	24.554547	9.78%	0
2011	34.080093	22.367761	-34.37%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.876725	13.441488	13.18%	0
2011	12.198117	11.876725	-2.63%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.110253	1.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.703693	15.402713	12.40%	0
2011	14.192863	13.703693	-3.45%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.125233	11.385418	12.45%	0
2011	10.626680	10.125233	-4.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.975869	9.905728	10.36%	0
2011*	10.000000	8.975869	-10.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.158923	14.607016	11.00%	0
2011	13.499407	13.158923	-2.52%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.238780	10.369372	12.24%	0
2011	9.436223	9.238780	-2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.344579	10.531816	1.81%	0
2011	10.086265	10.344579	2.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.151124	10.836445	18.42%	0
2011	10.402077	9.151124	-12.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.511195	9.691899	13.87%	0
2011	9.205474	8.511195	-7.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.535974	8.556596	13.54%	0
2011	7.946223	7.535974	-5.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.561371	15.068328	11.11%	0
2011	13.465663	13.561371	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.114192	13.478134	11.26%	0
2011	12.029905	12.114192	0.70%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	12.063735	13.827213	14.62%	0
2011	12.761480	12.063735	-5.47%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.187363	8.144895	13.32%	0
2011	8.386869	7.187363	-14.30%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.666985	9.363301	8.03%	0
2011	9.236146	8.666985	-6.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.974785	8.984481	12.66%	0
2011	8.781108	7.974785	-9.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.325153	10.045184	7.72%	0
2011	9.743993	9.325153	-4.30%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.749042	9.643708	10.23%	0
2011	9.341152	8.749042	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.016904	10.444219	4.27%	0
2011	10.182276	10.016904	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.041621	9.854584	8.99%	0
2011	9.543286	9.041621	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.430455	9.369661	11.14%	0
2011	9.116593	8.430455	-7.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.582006	10.227334	6.73%	0
2011	9.904468	9.582006	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.933226	11.397967	4.25%	0
2011	10.608581	10.933226	3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.855566	12.317539	3.90%	0
2011	11.524255	11.855566	2.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.951396	27.178323	13.47%	0
2011	31.899833	23.951396	-24.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.232506	17.273906	13.40%	0
2011	20.286123	15.232506	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.337645	11.332825	-0.04%	0
2011	10.896685	11.337645	4.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.485227	7.248043	11.76%	0
2011	7.428336	6.485227	-12.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.912407	7.925639	14.66%	0
2011	8.176599	6.912407	-15.46%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.264769	14.912064	12.42%	6,816
2011	14.233857	13.264769	-6.81%	6,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.890428	12.615384	6.10%	0
2011	12.149850	11.890428	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.488972	13.597372	8.88%	0
2011	12.996027	12.488972	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.014966	11.236665	2.01%	0
2011	11.031459	11.014966	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.377314	13.303145	7.48%	0
2011	12.764449	12.377314	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	13.031349	14.378780	10.34%	0
2011	13.725470	13.031349	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.843812	12.411272	4.79%	0
2011	11.962522	11.843812	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.720100	14.610546	14.86%	0
2011	13.448232	12.720100	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.610069	18.925689	13.94%	0
2011	17.569856	16.610069	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.871955	8.605080	-3.01%	0
2011	9.145574	8.871955	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.707295	12.746263	8.87%	0
2011	11.434048	11.707295	2.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.667667	8.591409	12.05%	0
2011	8.746157	7.667667	-12.33%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	11.045561	12.539913	13.53%	0
2011	13.622918	11.045561	-18.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.912884	8.975623	13.43%	0
2011	9.757637	7.912884	-18.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.213980	9.252936	12.65%	0
2011	8.750361	8.213980	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.659199	8.735768	14.06%	0
2011	8.407919	7.659199	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.586006	9.547400	11.20%	0
2011	9.263366	8.586006	-7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.214466	10.398302	12.85%	0
2011	9.724644	9.214466	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.227225	12.315415	9.69%	0
2011	11.674327	11.227225	-3.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.266588	17.814319	16.69%	0
2011	16.645645	15.266588	-8.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.362191	17.169135	11.76%	0
2011	16.812085	15.362191	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.161182	12.324642	10.42%	0
2011	11.462321	11.161182	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.059685	10.156538	12.11%	0
2011	8.799103	9.059685	2.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.882782	9.923297	0.41%	0
2011	10.057043	9.882782	-1.73%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.192538	12.979956	15.97%	0
2011	13.175588	11.192538	-15.05%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.968938	9.099805	1.46%	0
2011	9.218946	8.968938	-2.71%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.368886	10.944272	5.55%	0
2011	10.803509	10.368886	-4.02%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.339546	14.359005	7.64%	0
2011	14.188375	13.339546	-5.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.521336	13.516737	17.32%	0
2011	12.979452	11.521336	-11.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.292457	19.113433	17.31%	0
2011	18.361296	16.292457	-11.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.120033	1.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.734648	13.272330	13.10%	0
2011	12.134987	11.734648	-3.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	16.022203	18.286519	14.13%	0
2011	16.919993	16.022203	-5.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.502179	5.02%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.989512	12.237338	2.07%	0
2011	11.399854	11.989512	5.17%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.821193	11.099224	2.57%	0
2011	11.043642	10.821193	-2.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.889448	10.503282	6.21%	0
2011*	10.000000	9.889448	-1.11%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.546787	12.187364	15.56%	0
2011	11.401579	10.546787	-7.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.322939	13.389484	18.25%	0
2011	14.052526	11.322939	-19.42%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.515266	12.758177	10.79%	0
2011	14.450146	11.515266	-20.31%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.161944	14.182607	27.06%	0
2011	10.423804	11.161944	7.08%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.201843	10.804720	5.91%	0
2011	9.977353	10.201843	2.25%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.342377	20.971214	14.33%	0
2011	17.690276	18.342377	3.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.623397	-3.77%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.528859	-4.71%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.798704	14.437159	4.63%	0
2011	14.910083	13.798704	-7.45%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.520626	13.087650	13.60%	0
2011	11.208033	11.520626	2.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.348953	18.766693	14.79%	0
2011	18.463065	16.348953	-11.45%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.030410	0.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.115666	12.606234	4.05%	0
2011	11.188033	12.115666	8.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.695303	12.970260	10.90%	0
2011	11.733445	11.695303	-0.33%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.430915	13.999232	12.62%	0
2011	12.936880	12.430915	-3.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.843295	12.619038	6.55%	0
2011	12.683088	11.843295	-6.62%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.713737	18.743802	12.15%	0
2011	17.150860	16.713737	-2.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.940615	13.359986	11.89%	0
2011	12.125325	11.940615	-1.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.077655	13.955936	6.72%	0
2011	12.410446	13.077655	5.38%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.285714	10.818195	16.50%	0
2011	11.149943	9.285714	-16.72%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.791401	11.504487	6.61%	0
2011	11.785179	10.791401	-8.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.819359	11.473435	6.05%	0
2011	10.946648	10.819359	-1.16%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.809551	11.686873	8.12%	0
2011	11.202483	10.809551	-3.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.787215	11.818222	9.56%	0
2011	11.271537	10.787215	-4.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.510007	11.729511	11.60%	0
2011	11.161361	10.510007	-5.84%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.142957	14.352236	1.48%	0
2011	15.395119	14.142957	-8.13%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.851022	13.441266	13.42%	0
2011	12.149852	11.851022	-2.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.735549	13.008718	10.85%	0
2011	12.114143	11.735549	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.469075	11.735404	2.32%	0
2011	11.057037	11.469075	3.73%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.756159	21.929943	11.00%	0
2011	22.869179	19.756159	-13.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.637011	15.906071	16.64%	0
2011	17.025062	13.637011	-19.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.443565	11.021447	16.71%	0
2011	11.796854	9.443565	-19.95%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.258250	17.554382	23.12%	0
2011	16.175617	14.258250	-11.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.712826	11.693300	9.15%	0
2011	10.797327	10.712826	-0.78%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.384871	14.520316	8.48%	0
2011	13.030417	13.384871	2.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.658259	19.108711	14.71%	0
2011	17.861877	16.658259	-6.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.385379	9.370623	11.75%	0
2011	8.788635	8.385379	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.832748	15.166314	9.64%	0
2011	16.965288	13.832748	-18.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.616670	16.744812	14.56%	0
2011	16.878726	14.616670	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.169267	12.803109	14.63%	0
2011	12.904183	11.169267	-13.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.351633	16.000060	11.49%	0
2011	14.933619	14.351633	-3.90%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.098302	0.98%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.813113	9.737820	10.49%	0
2011	10.282589	8.813113	-14.29%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.807360	12.840979	18.82%	0
2011	11.254934	10.807360	-3.98%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.526245	-4.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.837253	-1.63%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.619647	-3.80%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.095255	12.812120	15.47%	0
2011	12.338736	11.095255	-10.08%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.683377	6.83%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.945274	-0.55%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.770822	15.127584	9.85%	0
2011	14.020410	13.770822	-1.78%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.291081	17.150947	20.01%	0
2011	15.847510	14.291081	-9.82%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.836825	-1.63%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.168724	24.310904	9.66%	0
2011	33.811698	22.168724	-34.43%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.771014	13.308078	13.06%	0
2011	12.101997	11.771014	-2.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.103297	1.03%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.581776	15.249899	12.28%	0
2011	14.081083	13.581776	-3.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.107907	11.354178	12.33%	0
2011	10.619427	10.107907	-4.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.969720	9.888727	10.25%	0
2011*	10.000000	8.969720	-10.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.122797	14.551862	10.89%	0
2011	13.476225	13.122797	-2.62%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.184942	10.298304	12.12%	0
2011	9.390893	9.184942	-2.19%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.284348	10.459678	1.70%	0
2011	10.037844	10.284348	2.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.097773	10.762136	18.29%	0
2011	10.352092	9.097773	-12.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.461560	9.625424	13.75%	0
2011	9.161226	8.461560	-7.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.499782	8.506697	13.43%	0
2011	7.916207	7.499782	-5.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.440746	14.918860	11.00%	0
2011	13.359632	13.440746	0.61%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.031210	13.371976	11.14%	0
2011	11.959804	12.031210	0.60%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	11.956338	13.689960	14.50%	0
2011	12.660907	11.956338	-5.56%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.160205	8.105746	13.21%	0
2011	8.363784	7.160205	-14.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.634273	9.318314	7.92%	0
2011	9.210778	8.634273	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.944684	8.941316	12.54%	0
2011	8.756975	7.944684	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.289966	9.996949	7.61%	3,124
2011	9.717226	9.289966	-4.40%	3,284

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.716024	9.597387	10.11%	0
2011	9.315490	8.716024	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.979119	10.394074	4.16%	0
2011	10.154305	9.979119	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.007501	9.807250	8.88%	0
2011	9.517062	9.007501	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.398628	9.324647	11.03%	0
2011	9.091525	8.398628	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.545870	10.178233	6.62%	0
2011	9.877270	9.545870	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.891994	11.343245	4.14%	0
2011	10.579445	10.891994	2.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.810856	12.258409	3.79%	0
2011	11.492609	11.810856	2.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.738256	26.908632	13.36%	0
2011	31.648576	23.738256	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.112616	17.120238	13.28%	0
2011	20.147216	15.112616	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.236753	11.220359	-0.15%	0
2011	10.810828	11.236753	3.94%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.460734	7.213205	11.65%	0
2011	7.407899	6.460734	-12.79%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.872111	7.871301	14.54%	0
2011	8.137306	6.872111	-15.55%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.146732	14.764100	12.30%	0
2011	14.121735	13.146732	-6.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.857786	12.567744	5.99%	0
2011	12.128977	11.857786	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.454693	13.546035	8.76%	0
2011	12.973714	12.454693	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.916920	11.125123	1.91%	0
2011	10.944522	10.916920	-0.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.267221	13.171187	7.37%	0
2011	12.663937	12.267221	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.915385	14.236095	10.23%	0
2011	13.617346	12.915385	-5.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.738444	12.288135	4.68%	0
2011	11.868304	11.738444	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.685197	14.555396	14.74%	0
2011	13.425143	12.685197	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.462243	18.737884	13.82%	0
2011	17.431426	16.462243	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.790775	8.517530	-3.11%	0
2011	9.071213	8.790775	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.603127	12.619804	8.76%	0
2011	11.343968	11.603127	2.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.638719	8.550136	11.93%	0
2011	8.722109	7.638719	-12.42%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.947234	12.415435	13.41%	0
2011	13.515587	10.947234	-19.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.850581	8.895753	13.31%	0
2011	9.690812	7.850581	-18.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.182993	9.208504	12.53%	0
2011	8.726316	8.182993	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.630302	8.693814	13.94%	0
2011	8.384833	7.630302	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.553589	9.501529	11.08%	0
2011	9.237900	8.553589	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.179667	10.348319	12.73%	0
2011	9.697905	9.179667	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.127319	12.193203	9.58%	0
2011	11.582367	11.127319	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.130748	17.637570	16.57%	0
2011	16.514540	15.130748	-8.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.225452	16.998726	11.65%	0
2011	16.679609	15.225452	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.061854	12.202342	10.31%	0
2011	11.372011	11.061854	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.025474	10.107728	11.99%	0
2011	8.774897	9.025474	2.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.845515	9.875657	0.31%	0
2011	10.029444	9.845515	-1.83%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.161813	12.930969	15.85%	0
2011	13.152966	11.161813	-15.14%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.889133	9.009510	1.35%	0
2011	9.146323	8.889133	-2.81%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.276627	10.835699	5.44%	0
2011	10.718412	10.276627	-4.12%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.220835	14.216516	7.53%	0
2011	14.076597	13.220835	-6.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.430643	13.396483	17.20%	0
2011	12.890548	11.430643	-11.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.147465	18.923763	17.19%	0
2011	18.216643	16.147465	-11.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.118147	1.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.630218	13.140624	12.99%	0
2011	12.039374	11.630218	-3.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.879637	18.105080	14.01%	0
2011	16.786718	15.879637	-5.40%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.494973	4.95%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.956588	12.191120	1.96%	0
2011	11.380251	11.956588	5.06%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.791481	11.057318	2.46%	0
2011	11.024649	10.791481	-2.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.452926	12.066426	15.44%	0
2011	11.311753	10.452926	-7.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.222110	13.256550	18.13%	0
2011	13.941784	11.222110	-19.51%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.412774	12.631551	10.68%	0
2011	14.336308	11.412774	-20.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.142829	14.143697	26.93%	0
2011	10.416671	11.142829	6.97%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.111060	10.697506	5.80%	0
2011	9.898730	10.111060	2.15%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.173011	20.756111	14.21%	0
2011	17.544974	18.173011	3.58%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.616754	-3.83%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.522313	-4.78%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.697635	14.316590	4.52%	0
2011	14.816129	13.697635	-7.55%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.469223	13.022521	13.54%	0
2011	11.163764	11.469223	2.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.275981	18.673272	14.73%	0
2011	18.390139	16.275981	-11.50%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.026958	0.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.059527	12.541338	4.00%	0
2011	11.141925	12.059527	8.24%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.643132	12.905727	10.84%	0
2011	11.687115	11.643132	-0.38%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.388257	13.943982	12.56%	0
2011	12.899119	12.388257	-3.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.827007	12.595168	6.49%	0
2011	12.672173	11.827007	-6.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.639145	18.650509	12.09%	0
2011	17.083115	16.639145	-2.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.887314	13.293461	11.83%	0
2011	12.077420	11.887314	-1.57%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	13.019256	13.886434	6.66%	0
2011	12.361385	13.019256	5.32%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.244273	10.764341	16.44%	0
2011	11.105903	9.244273	-16.76%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.743220	11.447200	6.55%	0
2011	11.738605	10.743220	-8.48%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.771053	11.416293	5.99%	0
2011	10.903388	10.771053	-1.21%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.772451	11.640738	8.06%	0
2011	11.169775	10.772451	-3.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.750162	11.771534	9.50%	0
2011	11.238610	10.750162	-4.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.473912	11.683186	11.55%	0
2011	11.128757	10.473912	-5.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.094359	14.295520	1.43%	0
2011	15.350130	14.094359	-8.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.798139	13.374364	13.36%	0
2011	12.101862	11.798139	-2.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.683158	12.943948	10.79%	0
2011	12.066271	11.683158	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.417919	11.677022	2.27%	0
2011	11.013376	11.417919	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.668044	21.820854	10.95%	0
2011	22.778909	19.668044	-13.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.576141	15.826890	16.58%	0
2011	16.957818	13.576141	-19.94%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.406313	10.972294	16.65%	0
2011	11.756391	9.406313	-19.99%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.194617	17.467006	23.05%	0
2011	16.111721	14.194617	-11.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.681540	11.653118	9.10%	0
2011	10.771348	10.681540	-0.83%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.325139	14.448036	8.43%	0
2011	12.978946	13.325139	2.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.583894	19.013547	14.65%	0
2011	17.791310	16.583894	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.369507	9.348046	11.69%	0
2011	8.776527	8.369507	-4.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.785240	15.106409	9.58%	0
2011	16.915735	13.785240	-18.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.551428	16.661451	14.50%	0
2011	16.812060	14.551428	-13.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.125185	12.745979	14.57%	0
2011	12.859893	11.125185	-13.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.302378	15.936908	11.43%	0
2011	14.890026	14.302378	-3.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.094826	0.95%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.807828	9.726936	10.44%	0
2011	10.281717	8.807828	-14.34%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.800881	12.826643	18.76%	0
2011	11.253977	10.800881	-4.03%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.522913	-4.77%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.833869	-1.66%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.616285	-3.84%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.079997	12.787887	15.41%	0
2011	12.328126	11.079997	-10.12%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.679700	6.80%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.941859	-0.58%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.709338	15.052254	9.80%	0
2011	13.965002	13.709338	-1.83%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.227312	17.065607	19.95%	0
2011	15.784930	14.227312	-9.87%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.833382	-1.67%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	22.069801	24.189895	9.61%	0
2011	33.678202	22.069801	-34.47%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.718450	13.241808	13.00%	0
2011	12.054173	11.718450	-2.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.099821	1.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.521188	15.174032	12.22%	0
2011	14.025479	13.521188	-3.60%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.099251	11.338603	12.27%	0
2011	10.615791	10.099251	-4.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.966641	9.880215	10.19%	0
2011*	10.000000	8.966641	-10.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.104783	14.524359	10.83%	0
2011	13.464653	13.104783	-2.67%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.158123	10.262929	12.06%	0
2011	9.368292	9.158123	-2.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.254295	10.423716	1.65%	0
2011	10.013671	10.254295	2.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.071202	10.725168	18.23%	0
2011	10.327170	9.071202	-12.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.436818	9.592309	13.70%	0
2011	9.139147	8.436818	-7.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.481714	8.481821	13.37%	0
2011	7.901204	7.481714	-5.31%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.380754	14.844595	10.94%	0
2011	13.306849	13.380754	0.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.989928	13.319207	11.09%	0
2011	11.924902	11.989928	0.55%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	11.902978	13.621821	14.44%	0
2011	12.610890	11.902978	-5.61%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.146679	8.086246	13.15%	0
2011	8.352287	7.146679	-14.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.617953	9.295898	7.87%	0
2011	9.198093	8.617953	-6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.929653	8.919783	12.49%	0
2011	8.744919	7.929653	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.272429	9.972909	7.55%	0
2011	9.703884	9.272429	-4.45%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.699582	9.574337	10.06%	0
2011	9.302693	8.699582	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.960260	10.369066	4.10%	0
2011	10.140334	9.960260	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.990485	9.783652	8.82%	0
2011	9.503976	8.990485	-5.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.382771	9.302244	10.97%	0
2011	9.079033	8.382771	-7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.527806	10.153728	6.57%	0
2011	9.863662	9.527806	-3.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.871432	11.315975	4.09%	0
2011	10.564903	10.871432	2.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.788543	12.228914	3.74%	0
2011	11.476796	11.788543	2.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.632305	26.774682	13.30%	0
2011	31.523581	23.632305	-25.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.052994	17.043876	13.23%	0
2011	20.078079	15.052994	-25.03%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.186624	11.164530	-0.20%	0
2011	10.768140	11.186624	3.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.448513	7.195854	11.59%	0
2011	7.397703	6.448513	-12.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.852021	7.844237	14.48%	0
2011	8.117713	6.852021	-15.59%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	13.088054	14.690602	12.24%	0
2011	14.065954	13.088054	-6.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.841498	12.543998	5.93%	0
2011	12.118553	11.841498	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.437585	13.520424	8.71%	0
2011	12.962565	12.437585	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.868228	11.069783	1.85%	0
2011	10.901310	10.868228	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.212492	13.105648	7.31%	0
2011	12.613925	12.212492	-3.18%	2,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.857748	14.165240	10.17%	0
2011	13.563561	12.857748	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.686061	12.226980	4.63%	0
2011	11.821421	11.686061	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.667761	14.527878	14.68%	0
2011	13.413605	12.667761	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.388821	18.644668	13.76%	0
2011	17.362624	16.388821	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.750432	8.474056	-3.16%	0
2011	9.034232	8.750432	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.551322	12.556956	8.71%	0
2011	11.299146	11.551322	2.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.624273	8.529557	11.87%	0
2011	8.710116	7.624273	-12.47%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.898367	12.353620	13.35%	0
2011	13.462196	10.898367	-19.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.819596	8.856059	13.25%	0
2011	9.657537	7.819596	-19.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.167510	9.186329	12.47%	0
2011	8.714298	8.167510	-6.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.615853	8.672862	13.88%	0
2011	8.373268	7.615853	-9.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.537411	9.478652	11.02%	0
2011	9.225181	8.537411	-7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.162306	10.323399	12.67%	0
2011	9.684560	9.162306	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	11.077632	12.132488	9.52%	0
2011	11.536588	11.077632	-3.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	15.063221	17.549784	16.51%	0
2011	16.449318	15.063221	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.157523	16.914148	11.59%	0
2011	16.613756	15.157523	-8.77%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	11.012461	12.141574	10.25%	0
2011	11.327073	11.012461	-2.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.008377	10.083371	11.93%	0
2011	8.762785	9.008377	2.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.826917	9.851905	0.25%	0
2011	10.015643	9.826917	-1.88%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.146452	12.906485	15.79%	0
2011	13.141657	11.146452	-15.18%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.849471	8.964672	1.30%	0
2011	9.110197	8.849471	-2.86%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.230729	10.781719	5.39%	0
2011	10.676046	10.230729	-4.17%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.161853	14.145769	7.48%	0
2011	14.021010	13.161853	-6.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.385536	13.336722	17.14%	0
2011	12.846309	11.385536	-11.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	16.075405	18.829568	17.13%	0
2011	18.144710	16.075405	-11.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.117209	1.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.578287	13.075186	12.93%	0
2011	11.991802	11.578287	-3.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.808760	18.014943	13.96%	0
2011	16.720396	15.808760	-5.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.491363	4.91%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.940157	12.168058	1.91%	0
2011	11.370458	11.940157	5.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.776657	11.036405	2.41%	0
2011	11.015165	10.776657	-2.17%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.879309	10.476236	6.04%	0
2011*	10.000000	9.879309	-1.21%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.406259	12.006349	15.38%	0
2011	11.267062	10.406259	-7.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.172042	13.190574	18.07%	0
2011	13.886740	11.172042	-19.55%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.361840	12.568680	10.62%	0
2011	14.279686	11.361840	-20.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.133294	14.124297	26.87%	0
2011	10.413109	11.133294	6.92%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	10.065964	10.644287	5.75%	0
2011	9.859660	10.065964	2.09%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	18.088833	20.649281	14.15%	0
2011	17.472697	18.088833	3.53%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.613422	-3.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.519032	-4.81%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.647378	14.256690	4.46%	0
2011	14.769369	13.647378	-7.60%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.366998	12.893087	13.43%	0
2011	11.075673	11.366998	2.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	16.130880	18.487644	14.61%	0
2011	18.245001	16.130880	-11.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.020055	0.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	11.947972	12.412460	3.89%	0
2011	11.050235	11.947972	8.12%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.539367	12.777472	10.73%	0
2011	11.594904	11.539367	-0.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.303237	13.833948	12.44%	0
2011	12.823814	12.303237	-4.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.794489	12.547527	6.38%	0
2011	12.650376	11.794489	-6.77%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.490855	18.465155	11.97%	0
2011	16.948339	16.490855	-2.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.781393	13.161382	11.71%	0
2011	11.982155	11.781393	-1.68%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.903225	13.748431	6.55%	0
2011	12.263855	12.903225	5.21%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.161850	10.657317	16.32%	0
2011	11.018245	9.161850	-16.85%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.647519	11.333475	6.44%	0
2011	11.646042	10.647519	-8.57%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.675055	11.302831	5.88%	0
2011	10.817348	10.675055	-1.32%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.698552	11.548915	7.95%	0
2011	11.104587	10.698552	-3.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.676443	11.678708	9.39%	0
2011	11.173044	10.676443	-4.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.402047	11.591010	11.43%	0
2011	11.063810	10.402047	-5.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.997625	14.182699	1.32%	0
2011	15.260516	13.997625	-8.28%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.692922	13.241371	13.24%	0
2011	12.006316	11.692922	-2.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.579019	12.815300	10.68%	0
2011	11.971052	11.579019	-3.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.316157	11.560962	2.16%	0
2011	10.926474	11.316157	3.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.492740	21.603979	10.83%	0
2011	22.599189	19.492740	-13.75%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.455133	15.669598	16.46%	0
2011	16.824036	13.455133	-20.02%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.332153	10.874522	16.53%	0
2011	11.675746	9.332153	-20.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	14.068036	17.293334	22.93%	0
2011	15.984556	14.068036	-11.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.619196	11.573110	8.98%	0
2011	10.719514	10.619196	-0.94%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.206355	14.304423	8.31%	0
2011	12.876507	13.206355	2.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.436034	18.824536	14.53%	0
2011	17.650879	16.436034	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.337888	9.303093	11.58%	0
2011	8.752386	8.337888	-4.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.690694	14.987263	9.47%	0
2011	16.817063	13.690694	-18.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.421745	16.495868	14.38%	0
2011	16.679436	14.421745	-13.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	11.037500	12.632443	14.45%	0
2011	12.771706	11.037500	-13.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.204286	15.811220	11.31%	0
2011	14.803158	14.204286	-4.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.087882	0.88%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.797250	9.705209	10.32%	0
2011	10.279970	8.797250	-14.42%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.787927	12.798004	18.63%	0
2011	11.252073	10.787927	-4.12%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.516254	-4.84%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.827101	-1.73%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.609551	-3.90%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.049543	12.739543	15.29%	0
2011	12.306924	11.049543	-10.22%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.672352	6.72%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.935012	-0.65%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.587179	14.902687	9.68%	0
2011	13.854830	13.587179	-1.93%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	14.100498	16.895992	19.83%	0
2011	15.660373	14.100498	-9.96%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.826499	-1.74%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	21.873106	23.949480	9.49%	0
2011	33.412546	21.873106	-34.54%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.614044	13.110233	12.88%	0
2011	11.959087	11.614044	-2.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.092871	0.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.400694	15.023247	12.11%	0
2011	13.914838	13.400694	-3.69%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.081931	11.307443	12.16%	0
2011	10.608532	10.081931	-4.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.960496	9.863224	10.07%	0
2011*	10.000000	8.960496	-10.40%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.068760	14.469445	10.72%	0
2011	13.441487	13.068760	-2.77%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.104661	10.192461	11.95%	0
2011	9.323206	9.104661	-2.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.194487	10.352186	1.55%	0
2011	9.965521	10.194487	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.018235	10.651504	18.11%	0
2011	10.277471	9.018235	-12.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.387553	9.526439	13.58%	0
2011	9.095154	8.387553	-7.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.445710	8.432277	13.25%	0
2011	7.871295	7.445710	-5.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.261532	14.697104	10.83%	0
2011	13.201879	13.261532	0.45%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.907687	13.214171	10.97%	0
2011	11.855319	11.907687	0.44%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	11.796883	13.486429	14.32%	0
2011	12.511395	11.796883	-5.71%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.119629	8.047297	13.03%	0
2011	8.329268	7.119629	-14.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.585364	9.251153	7.75%	0
2011	9.172769	8.585364	-6.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.899680	8.876879	12.37%	0
2011	8.720858	7.899680	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.237379	9.924930	7.44%	0
2011	9.677163	9.237379	-4.54%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.666678	9.528243	9.94%	0
2011	9.277075	8.666678	-6.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.922630	10.319196	4.00%	0
2011	10.112439	9.922630	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.956510	9.736605	8.71%	0
2011	9.477830	8.956510	-5.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.351070	9.257470	10.85%	0
2011	9.054035	8.351070	-7.76%	472
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.491820	10.104898	6.46%	0
2011	9.836541	9.491820	-3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.830374	11.261578	3.98%	0
2011	10.535856	10.830374	2.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.744027	12.170123	3.63%	0
2011	11.445248	11.744027	2.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.421737	26.508642	13.18%	0
2011	31.274956	23.421737	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	14.934342	16.892038	13.11%	0
2011	19.940407	14.934342	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.086924	11.053579	-0.30%	0
2011	10.683170	11.086924	3.78%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.424120	7.161203	11.47%	0
2011	7.377332	6.424120	-12.92%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.811999	7.790346	14.36%	0
2011	8.078636	6.811999	-15.68%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.971403	14.544607	12.13%	0
2011	13.954979	12.971403	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.808940	12.496556	5.82%	0
2011	12.097696	11.808940	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.403410	13.469323	8.59%	0
2011	12.940274	12.403410	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.771382	10.959778	1.75%	0
2011	10.815312	10.771382	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	12.103593	12.975337	7.20%	0
2011	12.514351	12.103593	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.743169	14.024484	10.05%	0
2011	13.456559	12.743169	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.581895	12.105443	4.52%	0
2011	11.728137	11.581895	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.632944	14.472955	14.57%	0
2011	13.390535	12.632944	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.242738	18.459347	13.65%	0
2011	17.225623	16.242738	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.670232	8.387700	-3.26%	0
2011	8.960664	8.670232	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.448403	12.432207	8.59%	0
2011	11.210010	11.448403	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.595448	8.488514	11.76%	0
2011	8.686146	7.595448	-12.56%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.801217	12.230826	13.24%	0
2011	13.355971	10.801217	-19.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.757953	8.777159	13.14%	0
2011	9.591305	7.757953	-19.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.136623	9.142112	12.36%	0
2011	8.690303	8.136623	-6.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.587064	8.631136	13.76%	0
2011	8.350217	7.587064	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.505133	9.433042	10.91%	0
2011	9.199785	8.505133	-7.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.127684	10.273757	12.56%	0
2011	9.657911	9.127684	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	10.978911	12.011927	9.41%	0
2011	11.445568	10.978911	-4.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	14.928940	17.375335	16.39%	0
2011	16.319489	14.928940	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	15.022412	16.746017	11.47%	0
2011	16.482647	15.022412	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.914275	12.020869	10.14%	0
2011	11.237662	10.914275	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.974284	10.034808	11.82%	0
2011	8.738631	8.974284	2.70%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.789797	9.804536	0.15%	0
2011	9.988089	9.789797	-1.99%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.115809	12.857690	15.67%	0
2011	13.119051	11.115809	-15.27%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.770588	8.875572	1.20%	0
2011	9.038293	8.770588	-2.96%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.139554	10.674575	5.28%	0
2011	10.591807	10.139554	-4.27%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	13.044539	14.005170	7.36%	0
2011	13.910382	13.044539	-6.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.295784	13.217890	17.02%	0
2011	12.758203	11.295784	-11.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	15.932138	18.642457	17.01%	0
2011	18.001560	15.932138	-11.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.115327	1.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.475117	12.945270	12.81%	0
2011	11.897214	11.475117	-3.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.667845	17.835896	13.84%	0
2011	16.588457	15.667845	-5.55%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.484143	4.84%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.907302	12.122018	1.80%	0
2011	11.350867	11.907302	4.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.747006	10.994641	2.30%	0
2011	10.996195	10.747006	-2.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.872536	10.458219	5.93%	0
2011*	10.000000	9.872536	-1.27%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.313497	11.887010	15.26%	0
2011	11.178152	10.313497	-7.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	11.072432	13.059445	17.95%	0
2011	13.777142	11.072432	-19.63%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.260542	12.443725	10.51%	0
2011	14.166993	11.260542	-20.52%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.114205	14.085490	26.73%	0
2011	10.405980	11.114205	6.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.976238	10.538487	5.64%	0
2011	9.781841	9.976238	1.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	17.921496	20.437085	14.04%	0
2011	17.328906	17.921496	3.42%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.606778	-3.93%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.512483	-4.88%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.547294	14.137485	4.36%	0
2011	14.676185	13.547294	-7.69%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	11.215163	12.701101	13.25%	0
2011	10.944665	11.215163	2.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.915432	18.212381	14.43%	0
2011	18.029232	15.915432	-11.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.009696	0.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	11.782352	12.221388	3.73%	0
2011	10.913926	11.782352	7.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.385223	12.587208	10.56%	0
2011	11.457747	11.385223	-0.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.176679	13.670368	12.27%	0
2011	12.711574	12.176679	-4.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.745832	12.476354	6.22%	0
2011	12.617707	11.745832	-6.91%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	16.270595	18.190227	11.80%	0
2011	16.747886	16.270595	-2.85%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.624010	12.965384	11.54%	0
2011	11.840407	11.624010	-1.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.730912	13.543753	6.38%	0
2011	12.118824	12.730912	5.05%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	9.039428	10.498584	16.14%	0
2011	10.887890	9.039428	-16.98%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.505294	11.164716	6.28%	0
2011	11.508286	10.505294	-8.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.532521	11.134585	5.72%	0
2011	10.689439	10.532521	-1.47%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.588505	11.412362	7.78%	0
2011	11.007403	10.588505	-3.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.566615	11.540611	9.22%	0
2011	11.075244	10.566615	-4.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.295026	11.453935	11.26%	0
2011	10.966951	10.295026	-6.13%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.853583	14.014944	1.16%	0
2011	15.126898	13.853583	-8.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.536750	13.044221	13.07%	0
2011	11.864318	11.536750	-2.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.424341	12.624464	10.50%	0
2011	11.829441	11.424341	-3.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	11.165036	11.388846	2.00%	0
2011	10.797247	11.165036	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	19.232404	21.282319	10.66%	0
2011	22.331957	19.232404	-13.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	13.275393	15.436249	16.28%	0
2011	16.625063	13.275393	-20.15%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.221841	10.729285	16.35%	0
2011	11.555649	9.221841	-20.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	13.880134	17.035841	22.74%	0
2011	15.795506	13.880134	-12.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.526271	11.454014	8.81%	0
2011	10.642184	10.526271	-1.09%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	13.029954	14.091415	8.15%	0
2011	12.724200	13.029954	2.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	16.216510	18.544256	14.35%	0
2011	17.442131	16.216510	-7.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.290583	9.235934	11.40%	0
2011	8.716229	8.290583	-4.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.549867	14.810044	9.30%	0
2011	16.669896	13.549867	-18.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	14.229118	16.250257	14.20%	0
2011	16.482182	14.229118	-13.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	10.907089	12.463790	14.27%	0
2011	12.640390	10.907089	-13.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.058251	15.624344	11.14%	0
2011	14.673656	14.058251	-4.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.077448	0.77%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.781383	9.672654	10.15%	0
2011	10.277350	8.781383	-14.56%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.768490	12.755103	18.45%	0
2011	11.249208	10.768490	-4.27%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.506254	-4.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.816941	-1.83%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.599457	-4.01%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.003947	12.667266	15.12%	0
2011	12.275140	11.003947	-10.36%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.661319	6.61%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.924741	-0.75%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.405718	14.680809	9.51%	0
2011	13.690975	13.405718	-2.08%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	13.912153	16.644404	19.64%	0
2011	15.475135	13.912153	-10.10%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.816177	-1.84%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	21.580911	23.592804	9.32%	0
2011	33.017403	21.580911	-34.64%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.458937	12.915051	12.71%	0
2011	11.817651	11.458937	-3.04%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.082434	0.82%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	13.221694	14.799529	11.93%	0
2011	13.750249	13.221694	-3.84%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.055963	11.260798	11.98%	0
2011	10.597611	10.055963	-5.11%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.951274	9.837762	9.90%	0
2011*	10.000000	8.951274	-10.49%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.014833	14.387349	10.55%	0
2011	13.406781	13.014833	-2.92%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.024936	10.087504	11.77%	0
2011	9.255886	9.024936	-2.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.105255	10.245630	1.39%	0
2011	9.893585	10.105255	2.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.939276	10.541853	17.93%	0
2011	10.203285	8.939276	-12.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.314118	9.428355	13.40%	0
2011	9.029493	8.314118	-7.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.391982	8.358421	13.07%	0
2011	7.826600	7.391982	-5.55%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	13.084444	14.478304	10.65%	0
2011	13.045774	13.084444	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.785236	13.057948	10.80%	0
2011	11.751564	11.785236	0.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	11.639302	13.285606	14.14%	0
2011	12.363409	11.639302	-5.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.079238	7.989223	12.85%	0
2011	8.294860	7.079238	-14.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.536655	9.184366	7.59%	0
2011	9.134866	8.536655	-6.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.854844	8.812775	12.20%	0
2011	8.684815	7.854844	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.185008	9.853322	7.28%	0
2011	9.637214	9.185008	-4.69%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.617532	9.459500	9.77%	0
2011	9.238768	8.617532	-6.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.866396	10.244766	3.83%	0
2011	10.070703	9.866396	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.905712	9.666329	8.54%	4,607
2011	9.438676	8.905712	-5.65%	4,607
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.303711	9.190663	10.68%	0
2011	9.016649	8.303711	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.438000	10.031992	6.29%	0
2011	9.795921	9.438000	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.768989	11.180331	3.82%	0
2011	10.492354	10.768989	2.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.677470	12.082356	3.47%	0
2011	11.398007	11.677470	2.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	23.108927	26.113972	13.00%	0
2011	30.905145	23.108927	-25.23%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	14.757879	16.666494	12.93%	0
2011	19.735362	14.757879	-25.22%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.938846	10.888992	-0.46%	0
2011	10.556801	10.938846	3.62%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.387688	7.109543	11.30%	0
2011	7.346871	6.387688	-13.06%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.752342	7.710122	14.18%	0
2011	8.020313	6.752342	-15.81%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.798139	14.328032	11.95%	0
2011	13.789926	12.798139	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.760208	12.425641	5.66%	0
2011	12.066437	11.760208	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.352219	13.392887	8.42%	0
2011	12.906848	12.352219	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.627509	10.796589	1.59%	0
2011	10.687380	10.627509	-0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.941982	12.782192	7.04%	0
2011	12.366385	11.941982	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.572943	13.815642	9.88%	0
2011	13.297385	12.572943	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.427248	11.925248	4.36%	0
2011	11.589467	11.427248	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.580840	14.390877	14.39%	0
2011	13.355973	12.580840	-5.80%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	16.025748	18.184449	13.47%	0
2011	17.021856	16.025748	-5.85%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.551157	8.259636	-3.41%	0
2011	8.851286	8.551157	-3.39%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.295536	12.247135	8.42%	0
2011	11.077451	11.295536	1.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.552363	8.427251	11.58%	0
2011	8.650265	7.552363	-12.69%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.656914	12.048680	13.06%	0
2011	13.197990	10.656914	-19.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.666257	8.659938	12.96%	0
2011	9.492645	7.666257	-19.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.090467	9.076135	12.18%	0
2011	8.654388	8.090467	-6.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.543989	8.568801	13.58%	0
2011	8.315697	7.543989	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.456885	9.364952	10.74%	0
2011	9.161780	8.456885	-7.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.075906	10.199599	12.38%	0
2011	9.618011	9.075906	-5.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	10.832226	11.833016	9.24%	0
2011	11.310156	10.832226	-4.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	14.729533	17.116621	16.21%	0
2011	16.126483	14.729533	-8.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	14.821805	16.496720	11.30%	0
2011	16.287750	14.821805	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.768520	11.841912	9.97%	0
2011	11.104768	10.768520	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.923321	9.962318	11.64%	0
2011	8.702466	8.923321	2.54%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.734311	9.733801	-0.01%	0
2011	9.946862	9.734311	-2.14%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.069937	12.784737	15.49%	0
2011	13.085189	11.069937	-15.40%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.653469	8.743426	1.04%	0
2011	8.931405	8.653469	-3.11%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	10.004088	10.515592	5.11%	0
2011	10.466499	10.004088	-4.42%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.870264	13.796591	7.20%	0
2011	13.745811	12.870264	-6.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.162305	13.041417	16.83%	0
2011	12.626992	11.162305	-11.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	15.719312	18.364842	16.83%	0
2011	17.788643	15.719312	-11.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.112497	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.321828	12.752507	12.64%	0
2011	11.756477	11.321828	-3.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.458576	17.570320	13.66%	0
2011	16.392260	15.458576	-5.70%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.473306	4.73%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.858167	12.053227	1.64%	0
2011	11.321523	11.858167	4.74%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.702654	10.932254	2.15%	0
2011	10.967763	10.702654	-2.42%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.862398	10.431229	5.77%	0
2011*	10.000000	9.862398	-1.38%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	10.175761	11.710043	15.08%	0
2011	11.045957	10.175761	-7.88%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	10.924500	12.864937	17.76%	0
2011	13.614179	10.924500	-19.76%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	11.110136	12.258444	10.34%	0
2011	13.999447	11.110136	-20.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.085602	14.027424	26.54%	0
2011	10.395276	11.085602	6.64%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.843016	10.381604	5.47%	0
2011	9.666157	9.843016	1.83%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	17.673111	20.122530	13.86%	0
2011	17.115202	17.673111	3.26%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.596799	-4.03%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.502636	-4.97%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.398322	13.960292	4.19%	0
2011	14.537307	13.398322	-7.83%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
2012	10.966085	12.386813	12.96%	0
2011	10.729293	10.966085	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	15.561978	17.761715	14.14%	0
2011	17.674520	15.561978	-11.95%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	9.992429	-0.08%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	11.391271	11.785070	3.46%	0
2011	10.578967	11.391271	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2012	11.132376	12.275747	10.27%	0
2011	11.232296	11.132376	-0.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	11.968197	13.401449	11.98%	0
2011	12.526294	11.968197	-4.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	11.664995	12.358348	5.94%	0
2011	12.563323	11.664995	-7.15%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	15.909255	17.740132	11.51%	0
2011	16.418359	15.909255	-3.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	11.365854	12.644560	11.25%	0
2011	11.607429	11.365854	-2.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	12.448251	13.208693	6.11%	0
2011	11.880420	12.448251	4.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2012	8.838654	10.238765	15.84%	0
2011	10.673667	8.838654	-17.19%	0
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares - Q/NQ
2012	10.271983	10.888433	6.00%	0
2011	11.281843	10.271983	-8.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2012	10.298633	10.859078	5.44%	0
2011	10.479115	10.298633	-1.72%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	10.407250	11.187907	7.50%	0
2011	10.846980	10.407250	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	10.385701	11.313594	8.93%	0
2011	10.913804	10.385701	-4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.118754	11.228615	10.97%	0
2011	10.807090	10.118754	-6.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	13.616309	13.739147	0.90%	0
2011	14.906335	13.616309	-8.65%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	11.280523	12.721433	12.77%	0
2011	11.630861	11.280523	-3.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	11.170652	12.312122	10.22%	0
2011	11.596693	11.170652	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	10.917133	11.107089	1.74%	0
2011	10.584819	10.917133	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	18.805365	20.755780	10.37%	0
2011	21.892667	18.805365	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2012	12.980552	15.054277	15.98%	0
2011	16.297991	12.980552	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.040562	10.491099	16.04%	0
2011	11.357874	9.040562	-20.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2012	13.571817	16.614222	22.42%	0
2011	15.484671	13.571817	-12.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	10.372835	11.257763	8.53%	0
2011	10.514202	10.372835	-1.34%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
2012	12.740628	13.742778	7.87%	0
2011	12.473865	12.740628	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	15.856364	18.085383	14.06%	0
2011	17.098949	15.856364	-7.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.212223	9.124909	11.11%	0
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
2012	13.317885	14.518726	9.02%	0
2011	16.426958	13.317885	-18.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
2012	13.913125	15.848164	13.91%	0
2011	16.157945	13.913125	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
2012	10.692724	12.187131	13.98%	0
2011	12.424091	10.692724	-13.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	13.817602	15.317044	10.85%	0
2011	14.459807	13.817602	-4.44%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.060066	0.60%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.754951	9.618514	9.86%	0
2011	10.272975	8.754951	-14.78%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.736115	12.683780	18.14%	0
2011	11.244433	10.736115	-4.52%	0
Invesco - Invesco V.I. American Franchise Fund: Series II - Q/NQ
2012*	10.000000	9.489563	-5.10%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.799988	-2.00%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2012*	10.000000	9.582612	-4.17%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	10.928206	12.547447	14.82%	0
2011	12.222236	10.928206	-10.59%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.642927	6.43%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.907615	-0.92%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
2012	13.108074	14.317618	9.23%	0
2011	13.421658	13.108074	-2.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	13.603215	16.232609	19.33%	0
2011	15.170683	13.603215	-10.33%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.798954	-2.01%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	21.101664	23.009015	9.04%	0
2011	32.367948	21.101664	-34.81%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
2012	11.204426	12.595451	12.41%	0
2011	11.585096	11.204426	-3.29%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.065031	0.65%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	12.928100	14.433371	11.64%	0
2011	13.479742	12.928100	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.012785	11.183357	11.69%	0
2011	10.579447	10.012785	-5.36%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	8.935890	9.795393	9.62%	0
2011*	10.000000	8.935890	-10.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	12.925308	14.251315	10.26%	0
2011	13.349032	12.925308	-3.17%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	8.893389	9.914691	11.48%	0
2011	9.144588	8.893389	-2.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	9.958027	10.070156	1.13%	0
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	8.808930	10.361199	17.62%	0
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.192875	9.266769	13.11%	0
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.303090	8.236492	12.78%	0
2011	7.752512	7.303090	-5.80%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2012	12.793959	14.120157	10.37%	0
2011	12.789162	12.793959	0.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.583537	12.801185	10.51%	0
2011	11.580343	11.583537	0.03%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	11.380812	12.956862	13.85%	0
2011	12.120138	11.380812	-6.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.012264	7.893105	12.56%	0
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.455902	9.073892	7.31%	0
2011	9.071894	8.455902	-6.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	7.780565	8.706793	11.90%	0
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.098175	9.734847	7.00%	0
2011	9.570822	9.098175	-4.94%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.536073	9.345768	9.49%	0
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	9.773133	10.121604	3.57%	0
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	8.821529	9.550125	8.26%	0
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.225188	9.080145	10.39%	0
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.348807	9.911399	6.02%	0
2011	9.728461	9.348807	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	10.667260	11.045986	3.55%	0
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	11.567171	11.937169	3.20%	0
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2012	22.595781	25.467852	12.71%	0
2011	30.297255	22.595781	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	14.467799	16.296508	12.64%	0
2011	19.397619	14.467799	-25.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	10.695994	10.619615	-0.71%	0
2011	10.349132	10.695994	3.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.327251	7.024005	11.01%	0
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	6.653840	7.577946	13.89%	0
2011	7.923808	6.653840	-16.03%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	12.513919	13.973494	11.66%	0
2011	13.518607	12.513919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	11.679280	12.308123	5.38%	0
2011	12.014433	11.679280	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.267228	13.266247	8.14%	0
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	10.391525	10.529460	1.33%	0
2011	10.477110	10.391525	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	11.676782	12.465907	6.76%	0
2011	12.123071	11.676782	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	12.293744	13.473802	9.60%	0
2011	13.035765	12.293744	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	11.173495	11.630182	4.09%	0
2011	11.361431	11.173495	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.494271	14.254788	14.09%	0
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	15.669906	17.734559	13.18%	0
2011	16.687004	15.669906	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	8.416619	8.108591	-3.66%	0
2011	8.734563	8.416619	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	11.044758	11.944164	8.14%	0
2011	10.859543	11.044758	1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.480939	8.325908	11.29%	0
2011	8.590672	7.480939	-12.92%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2012	10.420191	11.750478	12.77%	0
2011	12.938309	10.420191	-19.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	7.515509	8.467617	12.67%	0
2011	9.330137	7.515509	-19.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.013974	8.967006	11.89%	0
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.472651	8.465764	13.29%	0
2011	8.258397	7.472651	-9.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.376921	9.252336	10.45%	0
2011	9.098651	8.376921	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	8.990069	10.076920	12.09%	0
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	10.591643	11.540192	8.96%	0
2011	11.087605	10.591643	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	14.402385	16.693047	15.90%	0
2011	15.809162	14.402385	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	14.492624	16.088508	11.01%	0
2011	15.967274	14.492624	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	10.529366	11.548877	9.68%	0
2011	10.886268	10.529366	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	8.838867	9.842441	11.35%	0
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.642335	9.616810	-0.26%	0
2011	9.878377	9.642335	-2.39%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	10.993741	12.663805	15.19%	0
2011	13.028818	10.993741	-15.62%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
2012	8.461315	8.527088	0.78%	0
2011	8.755688	8.461315	-3.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
2012	9.781916	10.255389	4.84%	0
2011	10.260572	9.781916	-4.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
2012	12.584440	13.455194	6.92%	0
2011	13.475359	12.584440	-6.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	10.942895	12.751906	16.53%	0
2011	12.410871	10.942895	-11.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2012	15.370253	17.910477	16.53%	0
2011	17.438711	15.370253	-11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2012*	10.000000	10.107777	1.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	11.070393	12.436956	12.34%	0
2011	11.525160	11.070393	-3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	15.115276	17.135571	13.37%	0
2011	16.069741	15.115276	-5.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.455239	4.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.776525	11.939184	1.38%	0
2011	11.272679	11.776525	4.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.628967	10.828806	1.88%	0
2011	10.920445	10.628967	-2.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.845468	10.386309	5.49%	0
2011*	10.000000	9.845468	-1.55%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
2012	9.949713	11.420204	14.78%	0
2011	10.828566	9.949713	-8.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2012	10.681833	12.546554	17.46%	0
2011	13.346296	10.681833	-19.96%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
2012	10.863402	11.955114	10.05%	0
2011	13.724038	10.863402	-20.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.038000	13.930987	26.21%	0
2011	10.377436	11.038000	6.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2012	9.624464	10.124747	5.20%	0
2011	9.475986	9.624464	1.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	15.621206	17.740106	13.56%	0
2011	15.167208	15.621206	2.99%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012*	10.000000	9.580156	-4.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.486222	-5.14%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	13.153193	13.669304	3.92%	0
2011	14.308302	13.153193	-8.07%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Mid Cap Growth Portfolio - Class S Shares (ALMCS)
30,830 shares (cost $377,905)	$402,333
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
189,632 shares (cost $1,929,673)	1,991,133
Growth Fund - Class 1 (AFGF)
175,988 shares (cost $9,065,122)	10,717,694
High-Income Bond Fund - Class 1 (AFHY)
175,356 shares (cost $2,047,088)	1,956,975
Protected Asset Allocation Fund - Class P2 (AVPAP2)
1,317,344 shares (cost $13,151,460)	13,160,266
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
85,939 shares (cost $1,027,837)	1,095,723
Global Allocation V.I. Fund - Class III (MLVGA3)
10,740,278 shares (cost $150,693,253)	154,015,587
Money Market Portfolio(TM) (CHSMM)
10,825,862 shares (cost $10,825,862)	10,825,862
Stock Index Fund, Inc. - Initial Shares (DSIF)
6,563,894 shares (cost $180,816,562)	209,125,650
Stock Index Fund, Inc. - Service Shares (DSIFS)
4,110,567 shares (cost $119,103,534)	131,127,102
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,153,068 shares (cost $25,521,824)	38,327,993
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
55,111 shares (cost $557,826)	570,952
VA International Equity Fund (HVIE)
651,608 shares (cost $8,732,696)	9,272,386
VA Situs Fund (HVSIT)
1,224,664 shares (cost $19,014,465)	22,301,138
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
121,297 shares (cost $1,467,691)	1,525,916
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
5,472,892 shares (cost $21,735,512)	21,399,009
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,258,108 shares (cost $7,890,878)	10,278,740
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
413,769 shares (cost $11,407,835)	11,759,305
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,507,175 shares (cost $115,105,723)	141,269,002
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2,812,013 shares (cost $17,148,299)	17,321,998
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2,172,626 shares (cost $88,333,265)	80,452,325
Investors Growth Stock Series - Service Class (MIGSC)
689,032 shares (cost $6,782,013)	8,220,147
New Discovery Series - Service Class (MNDSC)
169,998 shares (cost $2,504,954)	2,551,667
Value Series - Service Class (MVFSC)
21,709,921 shares (cost $227,068,630)	308,715,081
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
4,543,220 shares (cost $70,598,545)	77,870,796
Core Plus Fixed Income Portfolio - Class I (MSVFI)
133,517 shares (cost $1,361,607)	1,420,626
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,747,536 shares (cost $16,748,641)	18,558,828
Emerging Markets Debt Portfolio - Class I (MSEM)
356,506 shares (cost $2,776,389)	3,393,937
Emerging Markets Debt Portfolio - Class II (MSEMB)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

106,359 shares (cost $823,865)	1,006,158
Global Real Estate Portfolio - Class II (VKVGR2)
6,310 shares (cost $55,539)	59,696
U.S. Real Estate Portfolio - Class I (MSVRE)
2,202 shares (cost $29,627)	34,326
U.S. Real Estate Portfolio - Class II (MSVREB)
310 shares (cost $4,805)	4,817
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,206,557 shares (cost $44,967,576)	48,932,065
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
9,388,734 shares (cost $131,160,518)	142,802,648
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
193,104,058 shares (cost $3,224,873,843)	3,804,149,948
American Funds NVIT Bond Fund - Class II (GVABD2)
105,420,379 shares (cost $1,149,322,625)	1,236,581,042
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
6,003,601 shares (cost $122,235,986)	142,585,522
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,751,208 shares (cost $197,549,748)	226,798,034
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
30,395,163 shares (cost $1,019,518,210)	1,257,447,875
Federated NVIT High Income Bond Fund - Class I (HIBF)
876,361 shares (cost $5,971,686)	6,046,891
Federated NVIT High Income Bond Fund - Class III (HIBF3)
14,639,511 shares (cost $99,492,095)	101,012,627
NVIT Emerging Markets Fund - Class I (GEM)
17,692 shares (cost $187,441)	209,644
NVIT Emerging Markets Fund - Class II (GEM2)
92,791 shares (cost $1,043,139)	1,087,515
NVIT Emerging Markets Fund - Class III (GEM3)
1,877,097 shares (cost $19,791,346)	22,206,053
NVIT Emerging Markets Fund - Class VI (GEM6)
4,437,243 shares (cost $46,824,085)	52,315,092
NVIT International Equity Fund - Class I (GIG)
4,144 shares (cost $36,984)	38,002
NVIT International Equity Fund - Class III (GIG3)
2,666,646 shares (cost $19,795,389)	24,479,807
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2,684,217 shares (cost $21,979,304)	24,533,748
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
8,451,727 shares (cost $66,190,528)	70,487,404
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2,917,280 shares (cost $24,954,795)	24,155,079
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
218,014 shares (cost $2,380,341)	2,387,258
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
13,918,120 shares (cost $111,493,619)	152,403,419
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
3,157,262 shares (cost $27,787,530)	28,162,773
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
144,857,106 shares (cost $1,410,863,789)	1,561,559,598
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
229,904,784 shares (cost $2,161,945,094)	2,418,598,331
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
71,128,008 shares (cost $739,183,020)	761,069,688
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
211,115,987 shares (cost $2,023,015,209)	2,246,274,100
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
36,485,947 shares (cost $307,740,661)	369,237,784
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

66,961,074 shares (cost $670,483,053)	723,179,604
NVIT Core Bond Fund - Class I (NVCBD1)
290,853 shares (cost $3,236,273)	3,289,545
NVIT Core Bond Fund - Class II (NVCBD2)
10,585,887 shares (cost $111,386,613)	119,408,802
NVIT Core Plus Bond Fund - Class II (NVLCP2)
4,123,554 shares (cost $47,122,172)	48,657,938
NVIT Nationwide Fund - Class I (TRF)
11,753,526 shares (cost $116,063,123)	119,768,429
NVIT Nationwide Fund - Class II (TRF2)
14,672,006 shares (cost $109,524,024)	148,920,863
NVIT Government Bond Fund - Class I (GBF)
31,686,225 shares (cost $375,580,308)	368,510,793
American Century NVIT Growth Fund - Class I (CAF)
2,063,831 shares (cost $19,558,942)	32,195,760
American Century NVIT Growth Fund -Class II (CAF2)
2,278,123 shares (cost $21,918,235)	23,350,759
NVIT International Index Fund - Class VIII (GVIX8)
2,426,248 shares (cost $19,675,697)	20,283,435
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
22,961,895 shares (cost $234,380,030)	229,389,328
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
53,153,451 shares (cost $682,943,910)	725,544,610
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,444,600 shares (cost $1,095,105,878)	1,182,944,569
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,632,587 shares (cost $649,262,989)	672,178,900
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
217,051,655 shares (cost $2,402,089,607)	2,444,001,632
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
105,707,441 shares (cost $1,206,002,534)	1,179,695,047
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,333,513 shares (cost $761,240,884)	794,945,313
NVIT Mid Cap Index Fund - Class I (MCIF)
5,556,132 shares (cost $95,745,554)	105,733,198
NVIT Money Market Fund - Class I (SAM)
669,958,479 shares (cost $669,958,479)	669,958,479
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,340,195 shares (cost $25,683,601)	33,602,357
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
16,063,480 shares (cost $126,754,742)	161,277,337
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
53,082 shares (cost $716,681)	517,549
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
520,232 shares (cost $5,092,851)	5,067,064
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
6,220,136 shares (cost $55,895,385)	60,210,912
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
872,211 shares (cost $8,198,672)	9,193,101
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
10,141,040 shares (cost $87,663,389)	106,379,509
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
342,394 shares (cost $3,038,553)	3,208,227
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,182,244 shares (cost $42,655,835)	48,453,978
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
16,225,738 shares (cost $125,704,624)	172,641,852
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
11,329,158 shares (cost $92,399,663)	118,956,160
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

24,879,299 shares (cost $216,958,742)	257,003,156
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
380,035 shares (cost $6,364,840)	6,608,810
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,033,254 shares (cost $16,521,712)	17,492,995
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,738,156 shares (cost $29,427,823)	32,310,236
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,023,781 shares (cost $16,948,604)	23,536,572
NVIT Multi-Manager Small Company Fund - Class I (SCF)
3,610,444 shares (cost $69,027,482)	70,656,395
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,266,994 shares (cost $32,847,063)	43,231,578
NVIT Multi-Sector Bond Fund - Class I (MSBF)
17,876,958 shares (cost $154,026,999)	169,652,329
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,426,666 shares (cost $77,046,341)	78,202,798
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,001,754 shares (cost $287,921,278)	328,920,360
NVIT Large Cap Growth Fund - Class II (NVOLG2)
12,999,503 shares (cost $196,531,644)	224,501,419
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,001,622 shares (cost $232,566,289)	244,219,803
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
11,725,441 shares (cost $100,721,410)	133,201,014
NVIT Real Estate Fund - Class I (NVRE1)
6,830,725 shares (cost $50,443,393)	64,686,965
NVIT Real Estate Fund - Class II (NVRE2)
7,384,703 shares (cost $61,154,831)	69,637,748
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
26,571 shares (cost $283,597)	284,047
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
14,727 shares (cost $151,795)	151,394
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
7,195 shares (cost $77,151)	77,058
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
15,643 shares (cost $179,049)	187,871
VPS Growth and Income Portfolio - Class B (ALVGIB)
299,833 shares (cost $6,083,776)	6,194,556
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
3,556,661 shares (cost $54,795,112)	62,526,105
VP Balanced Fund - Class I (ACVB)
4,850,069 shares (cost $31,629,884)	34,580,989
VP Capital Appreciation Fund - Class I (ACVCA)
4,894 shares (cost $54,396)	71,166
VP Income & Growth Fund - Class I (ACVIG)
2,034,945 shares (cost $13,316,212)	14,041,119
VP Income & Growth Fund - Class II (ACVIG2)
626,496 shares (cost $4,099,141)	4,322,820
American Century VP Inflation Protection Fund - Class II (ACVIP2)
23,288,387 shares (cost $257,438,128)	280,159,299
VP International Fund - Class I (ACVI)
1,301 shares (cost $11,453)	11,618
VP International Fund - Class III (ACVI3)
10 shares (cost $87)	92
VP Mid Cap Value Fund - Class I (ACVMV1)
499,336 shares (cost $6,776,945)	7,280,325
VP Mid Cap Value Fund - Class II (ACVMV2)
5,519,737 shares (cost $69,225,595)	80,532,956
VP Vista(SM) Fund - Class I (ACVVS1)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

263 shares (cost $3,021)	4,580
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,194,751 shares (cost $65,464,740)	84,000,819
Appreciation Portfolio - Initial Shares (DCAP)
882,512 shares (cost $31,113,875)	35,715,258
Appreciation Portfolio - Service Shares (DCAPS)
2,619,534 shares (cost $93,809,518)	105,436,254
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
38,187 shares (cost $929,754)	1,188,758
Growth and Income Portfolio - Initial Shares (DGI)
590,414 shares (cost $12,194,049)	13,030,435
Managed Tail Risk Fund II: Service Shares (FCA2S)
211,199 shares (cost $1,232,239)	1,322,109
Quality Bond Fund II - Primary Shares (FQB)
962,434 shares (cost $10,390,924)	11,356,717
Quality Bond Fund II - Service Shares (FQBS)
3,201,760 shares (cost $34,703,019)	37,620,678
Equity-Income Portfolio - Initial Class (FEIP)
16,532,245 shares (cost $377,083,479)	329,652,958
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
808,340 shares (cost $6,505,910)	9,037,240
High Income Portfolio - Initial Class (FHIP)
8,679,576 shares (cost $47,812,770)	50,428,335
VIP Asset Manager Portfolio - Initial Class (FAMP)
9,072,042 shares (cost $126,139,013)	137,622,875
VIP Energy Portfolio - Service Class 2 (FNRS2)
3,815,697 shares (cost $71,517,125)	74,215,310
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
9,172,057 shares (cost $188,457,647)	179,955,757
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
523,038 shares (cost $5,210,757)	5,826,643
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
12,782,984 shares (cost $134,428,479)	141,891,117
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
901,692 shares (cost $8,748,119)	10,089,930
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
38,312,089 shares (cost $399,004,175)	427,562,913
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
757,973 shares (cost $6,959,120)	8,239,172
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,665,158 shares (cost $25,982,112)	28,863,662
VIP Growth Portfolio - Initial Class (FGP)
7,624,005 shares (cost $227,757,725)	320,589,398
VIP Growth Portfolio - Service Class 2 (FG2)
2,324,014 shares (cost $82,960,793)	96,771,924
VIP High Income Portfolio - Initial Class R (FHIPR)
4,404,309 shares (cost $25,295,392)	25,500,950
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2,049,976 shares (cost $26,132,663)	26,526,686
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
31,086,516 shares (cost $384,129,115)	397,596,533
VIP Mid Cap Portfolio - Service Class (FMCS)
748,839 shares (cost $21,617,454)	22,757,217
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
8,049,546 shares (cost $229,966,833)	241,325,385
VIP Overseas Portfolio - Initial Class (FOP)
3,164,424 shares (cost $55,321,781)	50,915,588
VIP Overseas Portfolio - Initial Class R (FOPR)
1,505,389 shares (cost $29,818,565)	24,161,498
VIP Overseas Portfolio - Service Class 2 (FO2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

150,253 shares (cost $2,800,084)	2,396,533
VIP Overseas Portfolio - Service Class 2 R (FO2R)
3,906,088 shares (cost $56,511,946)	61,716,184
VIP Value Strategies Portfolio - Service Class (FVSS)
593,798 shares (cost $5,121,476)	6,579,287
Franklin Income Securities Fund - Class 2 (FTVIS2)
10,002,719 shares (cost $150,336,744)	150,740,973
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2,458,238 shares (cost $44,846,521)	53,196,281
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
7,719,680 shares (cost $89,182,413)	140,729,763
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2,631,417 shares (cost $23,170,307)	27,445,677
Templeton Foreign Securities Fund - Class 2 (TIF2)
236,925 shares (cost $3,342,562)	3,404,608
Templeton Foreign Securities Fund - Class 3 (TIF3)
4,961,992 shares (cost $50,204,289)	71,055,730
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
6,250,006 shares (cost $111,752,725)	121,750,124
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
3,304,424 shares (cost $25,147,841)	28,120,649
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
14,358,667 shares (cost $163,585,872)	157,227,404
Growth Portfolio - I Class Shares (AMTG)
615 shares (cost $12,470)	12,860
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
1,067 shares (cost $11,227)	12,378
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
257,707 shares (cost $3,315,571)	3,401,739
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,510,885 shares (cost $20,793,333)	24,007,963
Balanced Fund/VA - Non-Service Shares (OVMS)
2,994,239 shares (cost $45,394,986)	37,487,875
Core Bond Fund/VA - Non-Service Shares (OVB)
4,014,520 shares (cost $39,673,455)	33,159,936
Global Securities Fund/VA - Class 3 (OVGS3)
1,591,696 shares (cost $48,248,063)	52,159,871
Global Securities Fund/VA - Class 4 (OVGS4)
2,102,197 shares (cost $64,327,156)	67,942,996
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,216,604 shares (cost $84,451,302)	104,700,453
Global Securities Fund/VA - Service Class (OVGSS)
229,652 shares (cost $6,429,886)	7,406,264
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
474,280 shares (cost $10,036,443)	11,368,481
Main Street Fund(R)/VA - Service Class (OVGIS)
8,616,924 shares (cost $150,684,379)	204,910,457
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
219,339 shares (cost $3,892,373)	4,417,481
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,671,405 shares (cost $35,070,653)	53,321,238
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
175,237 shares (cost $8,358,298)	9,603,003
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
121,994 shares (cost $680,522)	691,708
Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,533,903 shares (cost $8,730,027)	8,881,298
All Asset Portfolio - Advisor Class (PMVAAD)
1,731,848 shares (cost $19,728,477)	19,881,619
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

1,934,276 shares (cost $22,824,397)	22,843,796
Low Duration Portfolio - Advisor Class (PMVLAD)
31,266,127 shares (cost $326,242,971)	337,048,848
Total Return Portfolio - Advisor Class (PMVTRD)
16,772,906 shares (cost $190,836,525)	193,727,066
Putnam VT Growth and Income Fund - Class IB (PVGIB)
147,489 shares (cost $2,384,959)	2,644,484
Putnam VT International Equity Fund - Class IB (PVTIGB)
29,361 shares (cost $441,812)	332,663
Putnam VT Voyager Fund - Class IB (PVTVB)
52,525 shares (cost $1,966,474)	1,899,834
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
148,444 shares (cost $5,418,395)	5,277,200
Diversified Stock Fund Class A Shares (VYDS)
37,452 shares (cost $282,967)	390,247
Health Sciences Portfolio - II (TRHS2)
2,718,967 shares (cost $48,913,758)	56,146,671
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
486,995 shares (cost $13,417,361)	13,820,927
VIP Trust - Global Bond Fund: Initial Class (VWBF)
1,278,125 shares (cost $14,536,970)	15,235,251
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2,253,149 shares (cost $27,972,545)	30,417,513
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2,233,335 shares (cost $67,716,067)	65,057,048
Variable Insurance Portfolios - Asset Strategy (WRASP)
11,386,738 shares (cost $109,973,367)	122,133,013
Variable Insurance Portfolios - High Income (WRHIP)
6,665,114 shares (cost $24,396,286)	25,294,775
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
873,111 shares (cost $7,094,457)	7,454,186
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
433,703 shares (cost $2,275,031)	2,311,375
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
3,172,060 shares (cost $16,471,227)	16,912,153
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
5,006,390 shares (cost $26,736,349)	27,276,316
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
986,593 shares (cost $5,223,909)	5,337,961
Advantage VT Discovery Fund (SVDF)
1,498 shares (cost $26,378)	37,689
Advantage VT Opportunity Fund - Class 2 (SVOF)
12,812 shares (cost $183,022)	256,873
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
4,104,199 shares (cost $31,545,964)	32,341,087
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
788 shares (cost $5,672)	7,409
Advantage VT Core Bond Fund (WFVTRB)
28,429 shares (cost $295,161)	307,597
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
1,932 shares (cost $37,283)	48,544

Total Investments	$33,973,541,816

Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	663
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	354
Accounts Receivable-VP International Fund - Class I (ACVI)	168

Other Accounts Payable	(75,227)
Accounts Payable-Advantage VT Discovery Fund (SVDF)	(53)
Accounts Payable-Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(203)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Accounts Payable-VP Vista(SM) Fund - Class I (ACVVS1)	(510)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(624)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(1,228)
Accounts Payable-VA International Equity Fund (HVIE)	(12,566)
Accounts Payable-Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	(457,842)

$33,972,994,748

Contract Owners’ Equity:
Accumulation units	33,964,713,592
Contracts in payout (annuitization) period (note 1f)	8,281,156

Total Contract Owners’ Equity (note 5)	$33,972,994,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3
Reinvested dividends	$504,604,185	-	874	111,528	121,778	108,859	13,850	2,247,866
Mortality and expense risk charges (note 2)	(505,472,567)	(4,669)	(10,114)	(138,112)	(20,633)	(11,754)	(15,132)	(2,239,738)

Net investment income (loss)	(868,382)	(4,669)	(9,240)	(26,584)	101,145	97,105	(1,282)	8,128
Realized gain (loss) on investments	138,736,108	(51,583)	438	137,504	75,394	(1)	15,531	876,600
Change in unrealized gain (loss) on investments	2,715,330,029	113,711	61,461	1,485,565	3,862	8,806	(36,013)	9,286,107

Net gain (loss) on investments	2,854,066,137	62,128	61,899	1,623,069	79,256	8,805	(20,482)	10,162,707

Reinvested capital gains	391,317,868	-	404	-	-	-	32,139	505,553

Net increase (decrease) in contract owners’ equity resulting from operations	$3,244,515,623	57,459	53,063	1,596,485	180,401	105,910	10,375	10,676,388

Investment Activity:	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2
Reinvested dividends	$1,327	4,356,704	2,249,868	328,901	-	121,399	-	-
Mortality and expense risk charges (note 2)	(122,963)	(2,899,096)	(1,857,729)	(536,213)	(1,312)	(122,039)	(275,887)	(7,713)

Net investment income (loss)	(121,636)	1,457,608	392,139	(207,312)	(1,312)	(640)	(275,887)	(7,713)
Realized gain (loss) on investments	-	8,840,652	(550,789)	2,295,367	46	(100,939)	282,761	(227)
Change in unrealized gain (loss) on investments	-	7,681,337	9,983,889	1,986,545	13,126	1,065,413	3,353,709	58,225

Net gain (loss) on investments	-	16,521,989	9,433,100	4,281,912	13,172	964,474	3,636,470	57,998

Reinvested capital gains	-	10,738,166	5,772,701	-	672	-	-	7,869

Net increase (decrease) in contract owners’ equity resulting from operations	$(121,636)	28,717,763	15,597,940	4,074,600	12,532	963,834	3,360,583	58,154

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC	MNDSC
Reinvested dividends	$-	85,535	297,511	781,928	-	514,513	19,832	-
Mortality and expense risk charges (note 2)	(235,579)	(116,508)	(163,949)	(2,031,052)	(178,769)	(778,331)	(140,480)	(11,114)

Net investment income (loss)	(235,579)	(30,973)	133,562	(1,249,124)	(178,769)	(263,818)	(120,648)	(11,114)
Realized gain (loss) on investments	(159,601)	518,272	(143,799)	(162,263)	722,606	(2,758,370)	658,949	(2,784)
Change in unrealized gain (loss) on investments	(336,503)	934,965	446,216	25,949,401	(386,687)	(8,234,841)	312,080	46,713

Net gain (loss) on investments	(496,104)	1,453,237	302,417	25,787,138	335,919	(10,993,211)	971,029	43,929

Reinvested capital gains	6,819	-	817,709	-	-	9,366,961	437,026	72,688

Net increase (decrease) in contract owners’ equity resulting from operations	$(724,864)	1,422,264	1,253,688	24,538,014	157,150	(1,890,068)	1,287,407	105,503

Investment Activity:	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$4,492,965	978,394	66,723	865,246	100,094	28,079	143	322
Mortality and expense risk charges (note 2)	(5,243,105)	(1,032,433)	(19,399)	(317,012)	(47,094)	(14,608)	(348)	(503)

Net investment income (loss)	(750,140)	(54,039)	47,324	548,234	53,000	13,471	(205)	(181)
Realized gain (loss) on investments	21,454,078	826,506	55,941	353,338	83,327	13,137	15	1,327
Change in unrealized gain (loss) on investments	18,997,367	8,039,702	8,816	535,842	399,647	124,714	4,157	4,271

Net gain (loss) on investments	40,451,445	8,866,208	64,757	889,180	482,974	137,851	4,172	5,598

Reinvested capital gains	2,388,656	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,089,961	8,812,169	112,081	1,437,414	535,974	151,322	3,967	5,417

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$28	483,863	1,167,674	46,078,626	26,451,882	1,144,475	482,636	12,459,218
Mortality and expense risk charges (note 2)	(68)	(682,954)	(2,275,611)	(54,417,124)	(18,953,436)	(2,006,595)	(3,373,977)	(19,064,293)

Net investment income (loss)	(40)	(199,091)	(1,107,937)	(8,338,498)	7,498,446	(862,120)	(2,891,341)	(6,605,075)
Realized gain (loss) on investments	1,393	721,869	1,648,201	2,290,785	1,371,324	(2,448,582)	(6,153,775)	(861,974)
Change in unrealized gain (loss) on investments	(832)	3,809,786	11,016,530	447,347,736	27,197,053	27,321,376	40,496,020	166,394,063

Net gain (loss) on investments	561	4,531,655	12,664,731	449,638,521	28,568,377	24,872,794	34,342,245	165,532,089

Reinvested capital gains	-	2,037,600	5,941,559	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$521	6,370,164	17,498,353	441,300,023	36,066,823	24,010,674	31,450,904	158,927,014

Investment Activity:	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$485,420	7,920,663	1,026	2,439	107,758	131,204	320	204,817
Mortality and expense risk charges (note 2)	(93,297)	(1,462,444)	(2,943)	(17,139)	(312,633)	(792,288)	(480)	(336,209)

Net investment income (loss)	392,123	6,458,219	(1,917)	(14,700)	(204,875)	(661,084)	(160)	(131,392)
Realized gain (loss) on investments	(184,587)	854,689	(55,685)	(245,677)	(1,521,297)	(112,087)	1,059	796,615
Change in unrealized gain (loss) on investments	585,028	3,950,323	100,996	437,185	5,076,471	7,071,298	4,074	2,629,444

Net gain (loss) on investments	400,441	4,805,012	45,311	191,508	3,555,174	6,959,211	5,133	3,426,059

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$792,564	11,263,231	43,394	176,808	3,350,299	6,298,127	4,973	3,294,667

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2
Reinvested dividends	$146,656	1,005,626	320,262	28,250	1,681,429	262,830	22,499,825	31,166,612
Mortality and expense risk charges (note 2)	(390,371)	(961,044)	(360,166)	(28,798)	(2,800,111)	(415,739)	(23,194,376)	(35,515,441)

Net investment income (loss)	(243,715)	44,582	(39,904)	(548)	(1,118,682)	(152,909)	(694,551)	(4,348,829)
Realized gain (loss) on investments	851,907	1,080,857	(455,722)	7,638	3,158,170	243,862	931,324	1,903,568
Change in unrealized gain (loss) on investments	2,479,899	4,089,975	2,125,262	199,359	13,354,018	2,194,034	104,996,734	217,317,898

Net gain (loss) on investments	3,331,806	5,170,832	1,669,540	206,997	16,512,188	2,437,896	105,928,058	219,221,466

Reinvested capital gains	-	5,060,113	1,691,067	-	-	1,042,883	18,208,571	33,278,540

Net increase (decrease) in contract owners’ equity resulting from operations	$3,088,091	10,275,527	3,320,703	206,449	15,393,506	3,327,870	123,442,078	248,151,177

Investment Activity:	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF
Reinvested dividends	$12,731,648	30,441,090	4,353,368	11,246,583	103,109	3,333,347	1,006,877	1,698,294
Mortality and expense risk charges (note 2)	(10,286,590)	(31,975,215)	(5,984,276)	(9,993,367)	(41,201)	(2,212,006)	(726,880)	(1,642,188)

Net investment income (loss)	2,445,058	(1,534,125)	(1,630,908)	1,253,216	61,908	1,121,341	279,997	56,106
Realized gain (loss) on investments	7,877,727	1,264,985	2,992,692	1,394,135	59,181	3,220,408	597,281	219,120
Change in unrealized gain (loss) on investments	16,786,044	174,246,357	32,114,038	35,932,206	44,851	1,968,847	712,067	14,628,968

Net gain (loss) on investments	24,663,771	175,511,342	35,106,730	37,326,341	104,032	5,189,255	1,309,348	14,848,088

Reinvested capital gains	9,671,320	33,776,138	9,486,110	12,080,603	20,878	791,448	883,698	-

Net increase (decrease) in contract owners’ equity resulting from operations	$36,780,149	207,753,355	42,961,932	50,660,160	186,818	7,102,044	2,473,043	14,904,194

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$1,745,559	8,434,193	182,878	176,063	464,232	3,476,111	11,977,803	19,869,616
Mortality and expense risk charges (note 2)	(2,712,009)	(6,279,536)	(445,929)	(285,525)	(276,674)	(4,522,696)	(9,171,153)	(16,423,148)

Net investment income (loss)	(966,450)	2,154,657	(263,051)	(109,462)	187,558	(1,046,585)	2,806,650	3,446,468
Realized gain (loss) on investments	1,917,002	3,564,812	2,511,788	263,424	683,249	(20,460,551)	816,706	8,137,343
Change in unrealized gain (loss) on investments	17,355,660	(12,227,239)	1,680,857	1,293,160	2,110,133	54,304,973	32,818,918	79,591,523

Net gain (loss) on investments	19,272,662	(8,662,427)	4,192,645	1,556,584	2,793,382	33,844,422	33,635,624	87,728,866

Reinvested capital gains	-	12,510,903	-	-	-	-	6,606,231	13,157,136

Net increase (decrease) in contract owners’ equity resulting from operations	$18,306,212	6,003,133	3,929,594	1,447,122	2,980,940	32,797,837	43,048,505	104,332,470

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	NVMIG6
Reinvested dividends	$11,527,682	40,139,001	19,167,687	13,544,888	1,113,027	-	195,342	535,744
Mortality and expense risk charges (note 2)	(9,115,834)	(39,107,621)	(20,714,501)	(12,893,382)	(1,513,665)	(9,685,921)	(453,356)	(2,819,786)

Net investment income (loss)	2,411,848	1,031,380	(1,546,814)	651,506	(400,638)	(9,685,921)	(258,014)	(2,284,042)
Realized gain (loss) on investments	18,247	476,528	(26,211,464)	375,493	243,373	(318)	1,008,551	(665,733)
Change in unrealized gain (loss) on investments	9,664,365	210,082,299	167,505,085	43,380,593	8,126,493	-	3,750,451	24,196,475

Net gain (loss) on investments	9,682,612	210,558,827	141,293,621	43,756,086	8,369,866	(318)	4,759,002	23,530,742

Reinvested capital gains	8,323,406	-	-	3,269,186	6,960,670	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,417,866	211,590,207	139,746,807	47,676,778	14,929,898	(9,686,239)	4,500,988	21,246,700

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1
Reinvested dividends	$612	19,192	91,015	45,341	246,333	40,616	546,758	-
Mortality and expense risk charges (note 2)	(8,007)	(70,061)	(894,690)	(133,366)	(1,893,664)	(42,865)	(729,817)	(2,413,910)

Net investment income (loss)	(7,395)	(50,869)	(803,675)	(88,025)	(1,647,331)	(2,249)	(183,059)	(2,413,910)
Realized gain (loss) on investments	(88,011)	(1,786,790)	(1,621,650)	478,611	10,212,445	8,918	1,297,709	9,404,126
Change in unrealized gain (loss) on investments	173,798	2,568,680	10,141,540	772,743	4,614,926	494,137	5,455,285	(722,039)

Net gain (loss) on investments	85,787	781,890	8,519,890	1,251,354	14,827,371	503,055	6,752,994	8,682,087

Reinvested capital gains	-	-	-	241,936	2,775,096	-	-	16,720,810

Net increase (decrease) in contract owners’ equity resulting from operations	$78,392	731,021	7,716,215	1,405,265	15,955,136	500,806	6,569,935	22,988,987

Investment Activity:	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$-	2,865,277	-	-	267,172	118,772	108,880	-
Mortality and expense risk charges (note 2)	(2,131,153)	(3,921,741)	(82,739)	(324,660)	(432,776)	(336,655)	(973,799)	(619,855)

Net investment income (loss)	(2,131,153)	(1,056,464)	(82,739)	(324,660)	(165,604)	(217,883)	(864,919)	(619,855)
Realized gain (loss) on investments	13,105,734	10,553,001	652,842	802,811	(545,140)	2,227,739	(2,785,306)	(737,870)
Change in unrealized gain (loss) on investments	(6,661,320)	1,342,795	165,087	1,785,088	6,292,987	1,717,976	13,197,879	6,780,262

Net gain (loss) on investments	6,444,414	11,895,796	817,929	2,587,899	5,747,847	3,945,715	10,412,573	6,042,392

Reinvested capital gains	11,722,621	25,062,241	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,035,882	35,901,573	735,190	2,263,239	5,582,243	3,727,832	9,547,654	5,422,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2
Reinvested dividends	$4,132,382	1,054,522	2,346,283	1,021,937	5,610,680	1,316,402	689,569	567,415
Mortality and expense risk charges (note 2)	(2,480,795)	(1,234,767)	(4,580,302)	(3,676,093)	(3,831,791)	(2,112,566)	(894,905)	(1,049,750)

Net investment income (loss)	1,651,587	(180,245)	(2,234,019)	(2,654,156)	1,778,889	(796,164)	(205,336)	(482,335)
Realized gain (loss) on investments	344,774	275,802	5,426,399	4,448,290	316,105	6,274,561	4,460,378	6,052,878
Change in unrealized gain (loss) on investments	13,494,479	1,269,933	51,052,517	34,803,766	32,274,962	14,279,807	(1,475,127)	(3,499,416)

Net gain (loss) on investments	13,839,253	1,545,735	56,478,916	39,252,056	32,591,067	20,554,368	2,985,251	2,553,462

Reinvested capital gains	-	-	-	-	3,970,267	-	6,061,151	6,699,271

Net increase (decrease) in contract owners’ equity resulting from operations	$15,490,840	1,365,490	54,244,897	36,597,900	38,340,223	19,758,204	8,841,066	8,770,398

Investment Activity:	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB	ACVCA
Reinvested dividends	$-	-	-	1,979	86,711	163,507	719,646	-
Mortality and expense risk charges (note 2)	(145)	(69)	(37)	(361)	(95,526)	(894,036)	(466,658)	(1,149)

Net investment income (loss)	(145)	(69)	(37)	1,618	(8,815)	(730,529)	252,988	(1,149)
Realized gain (loss) on investments	2	1	1	67	(310,389)	3,472,786	128,344	11,931
Change in unrealized gain (loss) on investments	450	(401)	(93)	10,826	1,267,722	4,018,458	3,027,234	(3,694)

Net gain (loss) on investments	452	(400)	(92)	10,893	957,333	7,491,244	3,155,578	8,237

Reinvested capital gains	-	-	-	-	-	1,808,592	-	5,294

Net increase (decrease) in contract owners’ equity resulting from operations	$307	(469)	(129)	12,511	948,518	8,569,307	3,408,566	12,382

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVVS1
Reinvested dividends	$305,587	80,775	6,653,497	126	1	147,863	1,399,237	-
Mortality and expense risk charges (note 2)	(196,431)	(61,630)	(4,197,331)	(185)	(2)	(95,938)	(1,170,623)	(67)

Net investment income (loss)	109,156	19,145	2,456,166	(59)	(1)	51,925	228,614	(67)
Realized gain (loss) on investments	(207,264)	(129,365)	2,599,188	(761)	16	346,443	2,379,004	557
Change in unrealized gain (loss) on investments	1,920,003	666,102	3,966,549	3,194	7	201,214	3,403,599	279

Net gain (loss) on investments	1,712,739	536,737	6,565,737	2,433	23	547,657	5,782,603	836

Reinvested capital gains	-	-	6,029,123	-	-	387,583	3,920,363	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,821,895	555,882	15,051,026	2,374	22	987,165	9,931,580	769

Investment Activity:	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S	FQB	FQBS
Reinvested dividends	$376,034	1,354,103	3,178,667	-	188,392	3,999	453,689	1,591,086
Mortality and expense risk charges (note 2)	(1,277,868)	(492,326)	(1,550,475)	(20,991)	(176,585)	(22,527)	(150,095)	(624,674)

Net investment income (loss)	(901,834)	861,777	1,628,192	(20,991)	11,807	(18,528)	303,594	966,412
Realized gain (loss) on investments	7,509,240	785,181	2,132,194	125,010	272,642	(6,920)	115,862	322,937
Change in unrealized gain (loss) on investments	1,100,457	1,435,033	3,769,940	163,956	1,724,328	64,439	468,008	1,740,874

Net gain (loss) on investments	8,609,697	2,220,214	5,902,134	288,966	1,996,970	57,519	583,870	2,063,811

Reinvested capital gains	2,917,328	-	-	-	-	90,844	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,625,191	3,081,991	7,530,326	267,975	2,008,777	129,835	887,464	3,030,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2	FF10S	FF10S2
Reinvested dividends	$10,085,997	31,072	2,873,916	2,107,505	584,515	5,041,166	101,745	2,316,205
Mortality and expense risk charges (note 2)	(4,475,002)	(137,598)	(709,448)	(1,900,935)	(1,228,246)	(2,637,800)	(73,474)	(1,924,509)

Net investment income (loss)	5,610,995	(106,526)	2,164,468	206,570	(643,731)	2,403,366	28,271	391,696
Realized gain (loss) on investments	5,118,528	(327,900)	(1,137,947)	2,630,650	(6,545,271)	(4,514,983)	159,227	(373,546)
Change in unrealized gain (loss) on investments	17,134,098	2,502,330	5,297,401	11,166,603	9,324,446	14,837,289	262,948	9,596,864

Net gain (loss) on investments	22,252,626	2,174,430	4,159,454	13,797,253	2,779,175	10,322,306	422,175	9,223,318

Reinvested capital gains	21,013,230	-	-	1,009,102	-	11,021,363	79,550	1,860,931

Net increase (decrease) in contract owners’ equity resulting from operations	$48,876,851	2,067,904	6,323,922	15,012,925	2,135,444	23,747,035	529,996	11,475,945

Investment Activity:	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2	FHIPR	FIGBS
Reinvested dividends	$191,212	7,557,801	161,647	537,085	1,949,233	350,582	1,451,898	596,742
Mortality and expense risk charges (note 2)	(130,805)	(6,005,328)	(103,121)	(454,268)	(4,519,008)	(1,548,711)	(317,517)	(361,667)

Net investment income (loss)	60,407	1,552,473	58,526	82,817	(2,569,775)	(1,198,129)	1,134,381	235,075
Realized gain (loss) on investments	254,922	(468,336)	(70,257)	(945,122)	7,167,215	438,500	175,063	802,968
Change in unrealized gain (loss) on investments	664,072	35,608,515	931,094	3,890,185	37,988,759	12,187,378	1,457,588	(598,954)

Net gain (loss) on investments	918,994	35,140,179	860,837	2,945,063	45,155,974	12,625,878	1,632,651	204,014

Reinvested capital gains	117,762	4,822,666	70,610	245,034	-	-	-	721,816

Net increase (decrease) in contract owners’ equity resulting from operations	$1,097,163	41,515,318	989,973	3,272,914	42,586,199	11,427,749	2,767,032	1,160,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2	FO2R	FVSS
Reinvested dividends	$8,539,139	117,434	931,997	959,956	456,482	39,409	1,026,093	31,533
Mortality and expense risk charges (note 2)	(6,796,201)	(320,096)	(3,832,848)	(676,306)	(314,721)	(33,035)	(913,246)	(83,486)

Net investment income (loss)	1,742,938	(202,662)	(2,900,851)	283,650	141,761	6,374	112,847	(51,953)
Realized gain (loss) on investments	3,406,579	1,995,541	(802,650)	669,340	(1,511,158)	(40,773)	(4,777,350)	652,957
Change in unrealized gain (loss) on investments	(155,049)	(581,637)	13,877,082	7,772,708	5,438,720	444,109	14,314,528	790,190

Net gain (loss) on investments	3,251,530	1,413,904	13,074,432	8,442,048	3,927,562	403,336	9,537,178	1,443,147

Reinvested capital gains	10,995,269	1,797,861	19,110,143	165,187	78,550	7,823	201,418	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,989,737	3,009,103	29,283,724	8,890,885	4,147,873	417,533	9,851,443	1,391,194

Investment Activity:	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2
Reinvested dividends	$8,978,151	932,892	1,058,904	394,282	98,990	2,104,898	7,232,019	651,082
Mortality and expense risk charges (note 2)	(2,155,805)	(897,056)	(2,230,794)	(426,160)	(49,119)	(1,137,781)	(1,687,831)	(388,559)

Net investment income (loss)	6,822,346	35,836	(1,171,890)	(31,878)	49,871	967,117	5,544,188	262,523
Realized gain (loss) on investments	(2,916,245)	2,477,217	16,268,277	(589,789)	22,237	2,496,917	648,807	540,184
Change in unrealized gain (loss) on investments	10,652,790	3,097,048	6,646,397	3,471,324	440,345	7,282,591	7,896,335	2,301,201

Net gain (loss) on investments	7,736,545	5,574,265	22,914,674	2,881,535	462,582	9,779,508	8,545,142	2,841,385

Reinvested capital gains	-	-	-	-	-	-	182,992	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,558,891	5,610,101	21,742,784	2,849,657	512,453	10,746,625	14,272,322	3,103,908

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS	OVB	OVGS3
Reinvested dividends	$4,924,127	-	71	-	56,875	530,976	1,701,235	1,071,665
Mortality and expense risk charges (note 2)	(2,786,020)	(183)	(199)	(58,692)	(386,719)	(528,146)	(468,473)	(667,359)

Net investment income (loss)	2,138,107	(183)	(128)	(58,692)	(329,844)	2,830	1,232,762	404,306
Realized gain (loss) on investments	(6,292,415)	232	1,306	32,910	(643,106)	(2,325,747)	(2,827,125)	382,645
Change in unrealized gain (loss) on investments	9,166,168	1,299	1,381	346,122	3,383,957	6,415,498	4,541,965	8,352,205

Net gain (loss) on investments	2,873,753	1,531	2,687	379,032	2,740,851	4,089,751	1,714,840	8,734,850

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,011,860	1,348	2,559	320,340	2,411,007	4,092,581	2,947,602	9,139,156

Investment Activity:	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,198,500	2,228,927	139,285	123,584	1,389,435	25,251	173,492	-
Mortality and expense risk charges (note 2)	(913,955)	(1,390,162)	(103,492)	(162,854)	(3,619,047)	(58,695)	(847,643)	(139,831)

Net investment income (loss)	284,545	838,765	35,793	(39,270)	(2,229,612)	(33,444)	(674,151)	(139,831)
Realized gain (loss) on investments	(1,677,194)	7,742,844	151,570	240,657	(467,277)	346,914	5,013,335	154,044
Change in unrealized gain (loss) on investments	12,162,381	9,963,594	1,098,903	1,504,611	32,867,877	315,018	3,353,514	1,469,772

Net gain (loss) on investments	10,485,187	17,706,438	1,250,473	1,745,268	32,400,600	661,932	8,366,849	1,623,816

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,769,732	18,545,203	1,286,266	1,705,998	30,170,988	628,488	7,692,698	1,483,985

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PVGIB	PVTIGB
Reinvested dividends	$-	-	492,893	1,149,467	5,509,289	3,121,829	48,232	8,144
Mortality and expense risk charges (note 2)	(1,479)	(23,537)	(69,353)	(335,991)	(4,858,609)	(1,971,045)	(41,093)	(5,406)

Net investment income (loss)	(1,479)	(23,537)	423,540	813,476	650,680	1,150,784	7,139	2,738
Realized gain (loss) on investments	285	2,879	9,812	535,080	924,447	57,378	(333,740)	(52,884)
Change in unrealized gain (loss) on investments	11,186	151,271	153,142	(1,086,348)	10,401,166	3,860,783	733,390	117,212

Net gain (loss) on investments	11,471	154,150	162,954	(551,268)	11,325,613	3,918,161	399,650	64,328

Reinvested capital gains	-	-	-	518,077	-	3,544,898	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,992	130,613	586,494	780,285	11,976,293	8,613,843	406,789	67,066

Investment Activity:	PVTVB	ACEG2	VYDS	TRHS2	VWHAS	VWBF	VWEM	VWHA
Reinvested dividends	$9,711	-	3,723	-	65,867	251,712	-	427,502
Mortality and expense risk charges (note 2)	(36,985)	(57,829)	(4,800)	(686,038)	(75,901)	(192,501)	(324,663)	(782,238)

Net investment income (loss)	(27,274)	(57,829)	(1,077)	(686,038)	(10,034)	59,211	(324,663)	(354,736)
Realized gain (loss) on investments	79,673	(41,285)	(803)	1,426,849	(2,703)	(133,179)	(1,519,560)	1,552,201
Change in unrealized gain (loss) on investments	251,531	(141,196)	53,047	7,738,204	403,566	460,132	6,660,836	(5,574,871)

Net gain (loss) on investments	331,204	(182,481)	52,244	9,165,053	400,863	326,953	5,141,276	(4,022,670)

Reinvested capital gains	-	-	-	1,043,394	109,899	158,772	-	2,563,706

Net increase (decrease) in contract owners’ equity resulting from operations	$303,930	(240,310)	51,167	9,522,409	500,728	544,936	4,816,613	(1,813,700)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	WRASP	WRHIP	WRMCG	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$1,212,200	5,974	-	11,326	68,462	134,476	21,505	-
Mortality and expense risk charges (note 2)	(1,696,888)	(113,227)	(30,622)	(5,631)	(36,766)	(75,962)	(12,303)	(524)

Net investment income (loss)	(484,688)	(107,253)	(30,622)	5,695	31,696	58,514	9,202	(524)
Realized gain (loss) on investments	898,488	107,527	(9,484)	(731)	(3,223)	(24,782)	(2,822)	1,166
Change in unrealized gain (loss) on investments	16,358,539	898,489	359,730	39,608	501,688	1,295,887	126,062	4,931

Net gain (loss) on investments	17,257,027	1,006,016	350,246	38,877	498,465	1,271,105	123,240	6,097

Reinvested capital gains	-	-	12,611	35,666	196,645	441,576	66,185	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,772,339	898,763	332,235	80,238	726,806	1,771,195	198,627	5,573

Investment Activity:	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	JAGTS2	JAIGS2	VFMG2
Reinvested dividends	$248	-	71	4,359	-	-	-	12,916
Mortality and expense risk charges (note 2)	(3,439)	(539,310)	(90)	(3,770)	(857)	(64,891)	(442,260)	(29,437)

Net investment income (loss)	(3,191)	(539,310)	(19)	589	(857)	(64,891)	(442,260)	(16,521)
Realized gain (loss) on investments	8,799	1,172,522	(581)	321	3,068	814,110	2,355,718	(289,770)
Change in unrealized gain (loss) on investments	27,797	(589,315)	1,613	7,550	3,305	1,264,910	8,375,770	349,749

Net gain (loss) on investments	36,596	583,207	1,032	7,871	6,373	2,079,020	10,731,488	59,979

Reinvested capital gains	91	1,636,874	-	5,572	3,480	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,496	1,680,771	1,013	14,032	8,996	2,014,129	10,289,228	43,458

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR	OVHI3	OVHI4	OVHI
Reinvested dividends	$-	-	124,972	-	-	97,257	983,966	3,187
Mortality and expense risk charges (note 2)	(32,047)	(126,084)	(24,809)	(59,389)	(289,294)	(5,923)	(80,142)	(197)

Net investment income (loss)	(32,047)	(126,084)	100,163	(59,389)	(289,294)	91,334	903,824	2,990
Realized gain (loss) on investments	(342,665)	5,254,486	79,263	2,130,804	(5,416,237)	(71,063)	(593,671)	(47,209)
Change in unrealized gain (loss) on investments	1,202,582	(2,195,190)	(149,144)	90,670	4,221,023	39,989	364,056	46,555

Net gain (loss) on investments	859,917	3,059,296	(69,881)	2,221,474	(1,195,214)	(31,074)	(229,615)	(654)

Reinvested capital gains	-	-	78,829	-	4,042,343	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$827,870	2,933,212	109,111	2,162,085	2,557,835	60,260	674,209	2,336

Investment Activity:	OVHIS	ACVU2	AVBV2
Reinvested dividends	$393,915	-	-
Mortality and expense risk charges (note 2)	(29,394)	(29)	(23)

Net investment income (loss)	364,521	(29)	(23)
Realized gain (loss) on investments	(6,266,756)	1,983	652
Change in unrealized gain (loss) on investments	6,166,243	(1,235)	(133)

Net gain (loss) on investments	(100,513)	748	519

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$264,008	719	496

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALMCS		ALVDAB		AFGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(868,382)	69,045,778	(4,669)	(5,149)	(9,240)	-	(26,584)	(47,382)
Realized gain (loss) on investments	138,736,108	(726,415)	(51,583)	(109,103)	438	-	137,504	107,972
Change in unrealized gain (loss) on investments	2,715,330,029	(953,196,565)	113,711	66,458	61,461	-	1,485,565	(602,435)
Reinvested capital gains	391,317,868	85,173,364	-	-	404	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,244,515,623	(799,703,838)	57,459	(47,794)	53,063	-	1,596,485	(541,845)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,330,208,480	6,928,864,729	-	-	1,883,778	-	17,280	23,378
Transfers between funds	-	-	(21,165)	390	62,903	-	(65,976)	(68,084)
Redemptions	(3,178,018,419)	(2,865,907,300)	(27,091)	(11,918)	(8,605)	-	(590,226)	(627,123)
Annuity benefits	(1,609,188)	(1,665,603)	-	-	-	-	(641)	(641)
Contract maintenance charges (note 2)	(195,320,379)	(112,337,217)	(5)	(5)	-	-	(3,313)	(3,784)
Contingent deferred sales charges (note 2)	(20,085,587)	(20,837,633)	-	-	-	-	(147)	(493)
Adjustments to maintain reserves	(599,214)	(36,260)	4	(10)	10	-	542	403

Net equity transactions	934,575,693	3,928,080,716	(48,257)	(11,543)	1,938,086	-	(642,481)	(676,344)

Net change in contract owners’ equity	4,179,091,316	3,128,376,878	9,202	(59,337)	1,991,149	-	954,004	(1,218,189)
Contract owners’ equity beginning of period	29,793,903,432	26,665,526,554	393,138	452,475	-	-	9,763,807	10,981,996

Contract owners’ equity end of period	$33,972,994,748	29,793,903,432	402,340	393,138	1,991,149	-	10,717,811	9,763,807

CHANGES IN UNITS:
Beginning units	2,517,758,479	2,109,588,057	32,647	34,119	-	-	133,488	142,179
Units purchased	707,765,795	978,929,071	7,017	11,920	197,949	-	213	323
Units redeemed	(585,251,583)	(570,758,649)	(10,562)	(13,392)	(1,248)	-	(8,085)	(9,014)

Ending units	2,640,272,691	2,517,758,479	29,102	32,647	196,701	-	125,616	133,488

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AFHY		AVPAP2		AFGC		MLVGA3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$101,145	115,165	97,105	-	(1,282)	8,422	8,128	1,179,795
Realized gain (loss) on investments	75,394	(14,852)	(1)	-	15,531	5,208	876,600	749,851
Change in unrealized gain (loss) on investments	3,862	(38,230)	8,806	-	(36,013)	34,133	9,286,107	(11,963,314)
Reinvested capital gains	-	-	-	-	32,139	28,110	505,553	3,122,639

Net increase (decrease) in contract owners’ equity resulting from operations	180,401	62,083	105,910	-	10,375	75,873	10,676,388	(6,911,029)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,418	5,320	12,416,356	-	243	295	32,521,177	36,668,257
Transfers between funds	(960)	34,491	638,055	-	(67,812)	-	(1,839,954)	18,403,568
Redemptions	(34,272)	(75,948)	(54)	-	(69,830)	(71,880)	(10,954,494)	(9,998,731)
Annuity benefits	(1,401)	(1,378)	-	-	(241)	(239)	-	-
Contract maintenance charges (note 2)	(528)	(626)	-	-	(648)	(759)	(10,704)	(7,709)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(46,330)	(41,574)
Adjustments to maintain reserves	820	1,582	(30)	-	160	143	(604)	(388)

Net equity transactions	(34,923)	(36,559)	13,054,327	-	(138,128)	(72,440)	19,669,091	45,023,423

Net change in contract owners’ equity	145,478	25,524	13,160,237	-	(127,753)	3,433	30,345,479	38,112,394
Contract owners’ equity beginning of period	1,811,691	1,786,167	-	-	1,223,501	1,220,068	123,669,985	85,557,591

Contract owners’ equity end of period	$1,957,169	1,811,691	13,160,237	-	1,095,748	1,223,501	154,015,464	123,669,985

CHANGES IN UNITS:
Beginning units	37,304	37,078	-	-	34,457	36,578	10,016,317	6,572,107
Units purchased	104,321	90,954	1,300,946	-	7	9	3,778,528	5,150,285
Units redeemed	(105,771)	(90,728)	(5)	-	(3,876)	(2,130)	(2,264,223)	(1,706,075)

Ending units	35,854	37,304	1,300,941	-	30,588	34,457	11,530,622	10,016,317

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CHSMM		DSIF		DSIFS		DSRG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(121,636)	(120,529)	1,457,608	1,082,230	392,139	129,878	(207,312)	(176,425)
Realized gain (loss) on investments	-	-	8,840,652	9,814,474	(550,789)	(515,046)	2,295,367	1,091,291
Change in unrealized gain (loss) on investments	-	1	7,681,337	(10,918,941)	9,983,889	(50,354)	1,986,545	(981,875)
Reinvested capital gains	-	-	10,738,166	1,562,507	5,772,701	731,611	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,636)	(120,528)	28,717,763	1,540,270	15,597,940	296,089	4,074,600	(67,009)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,508,129	5,899,031	3,065,443	3,396,610	19,021,454	19,668,645	688,977	744,087
Transfers between funds	(3,233,511)	(2,113,449)	(1,571,346)	(6,861,391)	(3,519,032)	(1,130,490)	(191,678)	(416,395)
Redemptions	(4,770,359)	(3,082,925)	(31,854,859)	(31,422,859)	(13,537,724)	(13,755,888)	(5,313,891)	(6,194,893)
Annuity benefits	-	(18,553)	(61,740)	(66,675)	(35,545)	(37,700)	(2,701)	(2,620)
Contract maintenance charges (note 2)	(523)	(601)	(127,839)	(140,380)	(345,677)	(174,722)	(33,795)	(38,053)
Contingent deferred sales charges (note 2)	-	-	(22,120)	(38,071)	(68,980)	(94,351)	(7,779)	(5,122)
Adjustments to maintain reserves	37	17	136	1,853	(1,308)	(1,832)	154	(22)

Net equity transactions	(3,496,227)	683,520	(30,572,325)	(35,130,913)	1,513,188	4,473,662	(4,860,713)	(5,913,018)

Net change in contract owners’ equity	(3,617,863)	562,992	(1,854,562)	(33,590,643)	17,111,128	4,769,751	(786,113)	(5,980,027)
Contract owners’ equity beginning of period	14,443,732	13,880,740	210,978,801	244,569,444	114,015,519	109,245,768	39,114,157	45,094,184

Contract owners’ equity end of period	$10,825,869	14,443,732	209,124,239	210,978,801	131,126,647	114,015,519	38,328,044	39,114,157

CHANGES IN UNITS:
Beginning units	1,391,226	1,300,472	7,343,204	8,556,559	7,723,730	7,353,016	1,619,263	1,858,295
Units purchased	915,325	1,237,541	352,615	389,033	2,628,249	2,908,956	52,434	71,852
Units redeemed	(1,258,603)	(1,146,787)	(1,322,098)	(1,602,388)	(2,467,327)	(2,538,242)	(236,142)	(310,884)

Ending units	1,047,948	1,391,226	6,373,721	7,343,204	7,884,652	7,723,730	1,435,555	1,619,263

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVGMNS		HVIE		HVSIT		IVMCC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,312)	-	(640)	33,356	(275,887)	(89,513)	(7,713)	-
Realized gain (loss) on investments	46	-	(100,939)	2,752	282,761	(8,647)	(227)	-
Change in unrealized gain (loss) on investments	13,126	-	1,065,413	(532,366)	3,353,709	(86,148)	58,225	-
Reinvested capital gains	672	-	-	-	-	-	7,869	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,532	-	963,834	(496,258)	3,360,583	(184,308)	58,154	-

Equity transactions:
Purchase payments received from contract owners (note 3)	525,929	-	2,964,602	3,677,562	5,933,771	6,391,741	1,015,995	-
Transfers between funds	38,549	-	(77,278)	2,682,926	(87,207)	7,402,818	467,222	-
Redemptions	(5,842)	-	(559,480)	(78,605)	(660,379)	(231,292)	(14,181)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(53,651)	(5,005)	(113,462)	(12,964)	(1,207)	-
Contingent deferred sales charges (note 2)	(213)	-	(8,428)	(88)	(8,601)	(4,839)	(43)	-
Adjustments to maintain reserves	(19)	-	(12,722)	(102)	(308)	(98)	(45)	-

Net equity transactions	558,404	-	2,253,043	6,276,688	5,063,814	13,545,366	1,467,741	-

Net change in contract owners’ equity	570,936	-	3,216,877	5,780,430	8,424,397	13,361,058	1,525,895	-
Contract owners’ equity beginning of period	-	-	6,042,943	262,513	13,876,653	515,595	-	-

Contract owners’ equity end of period	$570,936	-	9,259,820	6,042,943	22,301,050	13,876,653	1,525,895	-

CHANGES IN UNITS:
Beginning units	-	-	672,762	25,460	1,261,261	45,685	-	-
Units purchased	57,507	-	486,457	674,086	1,124,800	1,424,829	157,701	-
Units redeemed	(1,539)	-	(242,204)	(26,784)	(707,856)	(209,253)	(4,169)	-

Ending units	55,968	-	917,015	672,762	1,678,205	1,261,261	153,532	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IVKMG2		JPMMV1		JABS		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(235,579)	-	(30,973)	1,488	133,562	109,249	(1,249,124)	(1,490,840)
Realized gain (loss) on investments	(159,601)	-	518,272	821,086	(143,799)	191,639	(162,263)	(2,104,706)
Change in unrealized gain (loss) on investments	(336,503)	-	934,965	(774,058)	446,216	(843,088)	25,949,401	(5,636,839)
Reinvested capital gains	6,819	-	-	-	817,709	566,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(724,864)	-	1,422,264	48,516	1,253,688	24,108	24,538,014	(9,232,385)

Equity transactions:
Purchase payments received from contract owners (note 3)	412,549	-	228,612	43,629	36,509	101,300	14,847,992	19,549,331
Transfers between funds	23,476,825	-	3,530,039	573,079	860,490	26,667	2,891,518	(15,615,474)
Redemptions	(1,677,803)	-	(752,613)	(1,457,349)	(1,231,066)	(2,267,313)	(11,597,332)	(10,902,517)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(73,943)	-	(3,007)	(2,558)	(912)	(990)	(560,583)	(342,751)
Contingent deferred sales charges (note 2)	(13,754)	-	(839)	(1,168)	(793)	(3,097)	(87,428)	(79,193)
Adjustments to maintain reserves	(778)	-	(106)	(52)	(108)	(251)	(1,361)	(1,561)

Net equity transactions	22,123,096	-	3,002,086	(844,419)	(335,880)	(2,143,684)	5,492,806	(7,392,165)

Net change in contract owners’ equity	21,398,232	-	4,424,350	(795,903)	917,808	(2,119,576)	30,030,820	(16,624,550)
Contract owners’ equity beginning of period	-	-	5,854,364	6,650,267	10,841,461	12,961,037	111,237,782	127,862,332

Contract owners’ equity end of period	$21,398,232	-	10,278,714	5,854,364	11,759,269	10,841,461	141,268,602	111,237,782

CHANGES IN UNITS:
Beginning units	-	-	404,489	463,358	655,718	781,885	8,157,179	8,528,417
Units purchased	2,554,821	-	318,277	108,536	101,324	144,938	2,927,685	2,494,702
Units redeemed	(353,468)	-	(125,130)	(167,405)	(119,775)	(271,105)	(2,553,083)	(2,865,940)

Ending units	2,201,353	-	597,636	404,489	637,267	655,718	8,531,781	8,157,179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MIGSC		MNDSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(178,769)	(26,666)	(263,818)	(72,339)	(120,648)	(145,396)	(11,114)	-
Realized gain (loss) on investments	722,606	108,743	(2,758,370)	697,687	658,949	520,546	(2,784)	-
Change in unrealized gain (loss) on investments	(386,687)	(275,263)	(8,234,841)	(3,494,518)	312,080	(460,050)	46,713	-
Reinvested capital gains	-	-	9,366,961	73,862	437,026	-	72,688	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,150	(193,186)	(1,890,068)	(2,795,308)	1,287,407	(84,900)	105,503	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,683,387	-	1,841,470	-	118,124	84,705	1,086,920	-
Transfers between funds	14,842,401	(47,704)	82,450,932	(332,117)	(434,498)	(386,434)	1,392,940	-
Redemptions	(1,110,909)	(211,711)	(6,933,784)	(1,015,321)	(2,206,573)	(2,227,412)	(31,399)	-
Annuity benefits	(449)	(461)	(11,180)	-	-	-	-	-
Contract maintenance charges (note 2)	(3,414)	(1,735)	(13,829)	(3,907)	(1,078)	(1,166)	(2,197)	-
Contingent deferred sales charges (note 2)	(1,980)	(121)	(30,108)	(724)	(3,605)	(10,543)	(73)	-
Adjustments to maintain reserves	(3,526)	(695)	(102,897)	(121)	(3,887)	(442)	(55)	-

Net equity transactions	15,405,510	(262,427)	77,200,604	(1,352,190)	(2,531,517)	(2,541,292)	2,446,136	-

Net change in contract owners’ equity	15,562,660	(455,613)	75,310,536	(4,147,498)	(1,244,110)	(2,626,192)	2,551,639	-
Contract owners’ equity beginning of period	1,755,826	2,211,439	5,139,442	9,286,940	9,464,140	12,090,332	-	-

Contract owners’ equity end of period	$17,318,486	1,755,826	80,449,978	5,139,442	8,220,030	9,464,140	2,551,639	-

CHANGES IN UNITS:
Beginning units	378,492	429,603	391,151	470,786	638,301	809,425	-	-
Units purchased	2,703,521	-	5,034,442	4,058	85,002	112,082	293,271	-
Units redeemed	(679,788)	(51,111)	(1,186,406)	(83,693)	(242,886)	(283,206)	(43,172)	-

Ending units	2,402,225	378,492	4,239,187	391,151	480,417	638,301	250,099	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVFSC		MVIVSC		MSVFI		MSVF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(750,140)	(1,453,951)	(54,039)	(118,611)	47,324	37,813	548,234	403,201
Realized gain (loss) on investments	21,454,078	12,847,215	826,506	346,428	55,941	(403)	353,338	(12,527)
Change in unrealized gain (loss) on investments	18,997,367	(17,119,075)	8,039,702	(1,804,417)	8,816	30,757	535,842	422,448
Reinvested capital gains	2,388,656	1,274,247	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,089,961	(4,451,564)	8,812,169	(1,576,600)	112,081	68,167	1,437,414	813,122

Equity transactions:
Purchase payments received from contract owners (note 3)	20,769,221	33,239,620	18,099,412	24,913,927	15,352	24,813	110,504	224,748
Transfers between funds	(29,136,073)	(13,983,358)	4,486,866	12,845,954	30,512	17,119	(83,468)	(1,258,799)
Redemptions	(40,523,464)	(36,189,614)	(3,003,388)	(1,063,394)	(329,097)	(497,769)	(2,756,267)	(2,787,979)
Annuity benefits	(6,559)	(6,096)	-	-	-	-	(7,711)	(7,537)
Contract maintenance charges (note 2)	(1,467,206)	(1,136,632)	(502,127)	(133,248)	(484)	(542)	(23,111)	(22,307)
Contingent deferred sales charges (note 2)	(213,614)	(283,580)	(32,725)	(9,665)	(63)	(881)	(10,791)	(10,959)
Adjustments to maintain reserves	(1,221)	(695)	(659)	(703)	(10)	(59)	(352)	(448)

Net equity transactions	(50,578,916)	(18,360,355)	19,047,379	36,552,871	(283,790)	(457,319)	(2,771,196)	(3,863,281)

Net change in contract owners’ equity	(8,488,955)	(22,811,919)	27,859,548	34,976,271	(171,709)	(389,152)	(1,333,782)	(3,050,159)
Contract owners’ equity beginning of period	317,203,619	340,015,538	50,011,075	15,034,804	1,592,352	1,981,504	19,892,492	22,942,651

Contract owners’ equity end of period	$308,714,664	317,203,619	77,870,623	50,011,075	1,420,643	1,592,352	18,558,710	19,892,492

CHANGES IN UNITS:
Beginning units	19,464,081	20,429,012	4,818,705	1,400,680	139,216	180,620	1,719,934	2,060,566
Units purchased	3,204,311	4,814,723	3,218,364	4,208,756	36,116	44,314	169,763	177,271
Units redeemed	(6,069,568)	(5,779,654)	(1,469,018)	(790,731)	(60,345)	(85,718)	(400,726)	(517,903)

Ending units	16,598,824	19,464,081	6,568,051	4,818,705	114,987	139,216	1,488,971	1,719,934

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSEM		MSEMB		VKVGR2		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$53,000	81,900	13,471	21,703	(205)	120	(181)	(246)
Realized gain (loss) on investments	83,327	(17,129)	13,137	(5,537)	15	(932)	1,327	16,620
Change in unrealized gain (loss) on investments	399,647	100,551	124,714	26,669	4,157	-	4,271	(13,932)
Reinvested capital gains	-	41,069	-	11,623	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	535,974	206,391	151,322	54,458	3,967	(812)	5,417	2,442

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	(290)	(5,026)
Transfers between funds	(55,969)	(103,024)	(36,747)	(22,519)	55,729	923	116	(9,705)
Redemptions	(663,484)	(524,425)	(123,745)	(145,671)	-	(111)	-	122
Annuity benefits	-	-	-	-	-	-	(2,964)	(10,076)
Contract maintenance charges (note 2)	(1,974)	(2,167)	(194)	(202)	-	-	174	-
Contingent deferred sales charges (note 2)	(191)	(425)	(69)	(31)	-	-	-	-
Adjustments to maintain reserves	(128)	(78)	(67)	(115)	(2)	-	(3,173)	(349)

Net equity transactions	(721,746)	(630,119)	(160,822)	(168,538)	55,727	812	(6,137)	(25,034)

Net change in contract owners’ equity	(185,772)	(423,728)	(9,500)	(114,080)	59,694	-	(720)	(22,592)
Contract owners’ equity beginning of period	3,579,650	4,003,378	1,015,627	1,129,707	-	-	35,079	57,671

Contract owners’ equity end of period	$3,393,878	3,579,650	1,006,127	1,015,627	59,694	-	34,359	35,079

CHANGES IN UNITS:
Beginning units	146,190	172,642	47,925	56,191	-	-	-	312
Units purchased	-	-	652	3,278	6,184	592	9	-
Units redeemed	(27,053)	(26,452)	(7,693)	(11,544)	-	(592)	(9)	(312)

Ending units	119,137	146,190	40,884	47,925	6,184	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVREB		NVAMV1		NVAMV2		GVAAA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(40)	(52)	(199,091)	146,762	(1,107,937)	(95,811)	(8,338,498)	(8,748,128)
Realized gain (loss) on investments	1,393	1,852	721,869	263,334	1,648,201	1,161,400	2,290,785	179,686
Change in unrealized gain (loss) on investments	(832)	(1,461)	3,809,786	(891,778)	11,016,530	(3,017,896)	447,347,736	(16,676,602)
Reinvested capital gains	-	-	2,037,600	137,253	5,941,559	380,763	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	521	339	6,370,164	(344,429)	17,498,353	(1,571,544)	441,300,023	(25,245,044)

Equity transactions:
Purchase payments received from contract owners (note 3)	(39,125)	39,388	707,015	1,083,684	7,568,117	14,533,385	555,891,246	1,022,701,603
Transfers between funds	39,208	(39,388)	(2,237,375)	(4,593,749)	(13,306,562)	(8,210,128)	(794,538)	(19,901,350)
Redemptions	-	-	(8,009,308)	(8,757,056)	(15,656,987)	(16,344,346)	(162,680,418)	(89,968,002)
Annuity benefits	(772)	(4,488)	(3,039)	(6,521)	(17,994)	(10,473)	(3,539)	(2,813)
Contract maintenance charges (note 2)	(2)	-	(23,606)	(26,400)	(519,924)	(373,450)	(31,014,092)	(17,081,920)
Contingent deferred sales charges (note 2)	-	-	(12,827)	(20,419)	(102,646)	(169,835)	(1,925,134)	(1,586,944)
Adjustments to maintain reserves	39	297	305	10,944	(2,308)	7,749	(3,790)	11,723

Net equity transactions	(652)	(4,191)	(9,578,835)	(12,309,517)	(22,038,304)	(10,567,098)	359,469,735	894,172,297

Net change in contract owners’ equity	(131)	(3,852)	(3,208,671)	(12,653,946)	(4,539,951)	(12,138,642)	800,769,758	868,927,253
Contract owners’ equity beginning of period	4,945	8,797	52,140,929	64,794,875	147,342,084	159,480,726	3,003,377,639	2,134,450,386

Contract owners’ equity end of period	$4,814	4,945	48,932,258	52,140,929	142,802,133	147,342,084	3,804,147,397	3,003,377,639

CHANGES IN UNITS:
Beginning units	27	27	3,763,621	4,645,835	10,757,342	11,529,269	298,878,335	211,427,824
Units purchased	3,308	3,393	90,321	190,825	1,096,504	2,206,410	64,730,700	108,345,137
Units redeemed	(3,308)	(3,393)	(732,333)	(1,073,039)	(2,609,098)	(2,978,337)	(31,751,402)	(20,894,626)

Ending units	27	27	3,121,609	3,763,621	9,244,748	10,757,342	331,857,633	298,878,335

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,498,446	3,908,167	(862,120)	(722,081)	(2,891,341)	(2,618,040)	(6,605,075)	(6,805,173)
Realized gain (loss) on investments	1,371,324	(1,256,608)	(2,448,582)	(1,933,212)	(6,153,775)	(4,169,992)	(861,974)	(3,749,693)
Change in unrealized gain (loss) on investments	27,197,053	33,880,415	27,321,376	(9,782,123)	40,496,020	(5,714,866)	166,394,063	(23,884,988)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	36,066,823	36,531,974	24,010,674	(12,437,416)	31,450,904	(12,502,898)	158,927,014	(34,439,854)

Equity transactions:
Purchase payments received from contract owners (note 3)	218,970,652	285,562,009	16,473,773	26,636,675	25,867,731	39,921,287	229,516,424	294,865,946
Transfers between funds	52,628,071	(16,771,794)	(3,349,337)	1,437,876	(15,951,353)	2,035,175	(42,981,040)	(2,762,862)
Redemptions	(86,431,007)	(45,389,095)	(10,357,687)	(10,836,924)	(16,607,631)	(17,512,597)	(83,952,247)	(36,401,236)
Annuity benefits	(34,683)	(8,783)	(7,605)	(6,220)	(4,750)	(4,604)	(2,114)	(1,723)
Contract maintenance charges (note 2)	(8,552,540)	(5,087,949)	(623,287)	(343,966)	(887,303)	(546,272)	(8,657,851)	(4,760,859)
Contingent deferred sales charges (note 2)	(702,188)	(834,019)	(92,408)	(100,775)	(134,622)	(146,169)	(701,559)	(758,413)
Adjustments to maintain reserves	(2,749)	8,251	(919)	246	(956)	(1,575)	(3,843)	(8,140)

Net equity transactions	175,875,556	217,478,620	2,042,530	16,786,912	(7,718,884)	23,745,245	93,217,770	250,172,713

Net change in contract owners’ equity	211,942,379	254,010,594	26,053,204	4,349,496	23,732,020	11,242,347	252,144,784	215,732,859
Contract owners’ equity beginning of period	1,024,636,255	770,625,661	116,531,942	112,182,446	203,065,667	191,823,320	1,005,300,580	789,567,721

Contract owners’ equity end of period	$1,236,578,634	1,024,636,255	142,585,146	116,531,942	226,797,687	203,065,667	1,257,445,364	1,005,300,580

CHANGES IN UNITS:
Beginning units	91,572,178	71,841,137	11,697,772	10,053,778	21,925,386	19,445,092	125,082,554	94,709,952
Units purchased	30,111,228	34,301,944	2,742,837	4,450,308	4,106,547	7,194,972	32,142,445	43,246,817
Units redeemed	(15,034,268)	(14,570,903)	(2,537,602)	(2,806,314)	(4,853,312)	(4,714,678)	(21,788,014)	(12,874,215)

Ending units	106,649,138	91,572,178	11,903,007	11,697,772	21,178,621	21,925,386	135,436,985	125,082,554

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		HIBF		HIBF3		GEM		GEM2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	392,123	535,443	6,458,219	5,630,792	(1,917)	(2,787)	(14,700)	(17,020)
Realized gain (loss) on investments		(184,587)	(418,585)	854,689	3,775,393	(55,685)	(39,549)	(245,677)	(27,864)
Change in unrealized gain (loss) on investments		585,028	72,641	3,950,323	(7,065,820)	100,996	(57,044)	437,185	(377,713)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		792,564	189,499	11,263,231	2,340,365	43,394	(99,380)	176,808	(422,597)

Equity transactions:
Purchase payments received from contract owners (note 3)		29	88	9,123,520	8,068,539	-	-	(49)	-
Transfers between funds		(302,180)	(405,304)	(5,804,309)	1,732,584	(20,766)	(38,817)	(82,436)	(24,169)
Redemptions		(1,280,655)	(1,796,036)	(10,697,689)	(10,518,180)	(109,494)	(45,592)	(278,702)	(268,987)
Annuity benefits		(305)	(277)	(10,309)	(9,871)	(552)	(641)	-	-
Contract maintenance charges (note 2)		(979)	(1,095)	(6,897)	(6,233)	(112)	(135)	(325)	(424)
Contingent deferred sales charges (note 2)		(468)	(6,939)	(56,633)	(55,427)	(1)	(3)	(163)	(206)
Adjustments to maintain reserves		(264)	(254)	(788)	(469)	(311)	(378)	(47)	(97)

Net equity transactions		(1,584,822)	(2,209,817)	(7,453,105)	(789,057)	(131,236)	(85,566)	(361,722)	(293,883)

Net change in contract owners’ equity		(792,258)	(2,020,318)	3,810,126	1,551,308	(87,842)	(184,946)	(184,914)	(716,480)
Contract owners’ equity beginning of period		6,839,009	8,859,327	97,202,206	95,650,898	297,368	482,314	1,272,348	1,988,828

Contract owners’ equity end of period	$	6,046,751	6,839,009	101,012,332	97,202,206	209,526	297,368	1,087,434	1,272,348

CHANGES IN UNITS:
Beginning units		405,899	540,532	7,233,930	7,280,016	14,503	18,106	44,117	52,785
Units purchased		25,324	98,053	4,079,407	5,368,529	-	-	284	6,775
Units redeemed		(113,815)	(232,686)	(4,651,621)	(5,414,615)	(5,886)	(3,603)	(11,742)	(15,443)

Ending units		317,408	405,899	6,661,716	7,233,930	8,617	14,503	32,659	44,117

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEM3		GEM6		GIG		GIG3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(204,875)	(203,521)	(661,084)	(588,128)	(160)	12	(131,392)	(27,196)
Realized gain (loss) on investments	(1,521,297)	(7,675,076)	(112,087)	(9,626,946)	1,059	1,071	796,615	(367,298)
Change in unrealized gain (loss) on investments	5,076,471	(1,496)	7,071,298	(3,988,277)	4,074	(5,750)	2,629,444	(2,872,659)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,350,299	(7,880,093)	6,298,127	(14,203,351)	4,973	(4,667)	3,294,667	(3,267,153)

Equity transactions:
Purchase payments received from contract owners (note 3)	526,430	1,215,053	8,201,646	8,115,744	(1)	-	338,218	374,330
Transfers between funds	(1,443,011)	(4,735,882)	(303,727)	(6,626,973)	3	-	(822,168)	68,727
Redemptions	(3,680,267)	(5,376,932)	(5,713,863)	(6,914,453)	(2,680)	(3,192)	(3,685,324)	(4,855,542)
Annuity benefits	(2,519)	(5,571)	(1,942)	-	-	-	(6,662)	(7,239)
Contract maintenance charges (note 2)	(11,372)	(14,203)	(6,353)	(6,825)	(28)	(36)	(11,280)	(12,937)
Contingent deferred sales charges (note 2)	(4,444)	(13,866)	(46,339)	(54,086)	-	-	(2,895)	(5,979)
Adjustments to maintain reserves	(2,146)	442	(1,320)	(754)	2	(31)	(669)	13,825

Net equity transactions	(4,617,329)	(8,930,959)	2,128,102	(5,487,347)	(2,704)	(3,259)	(4,190,780)	(4,424,815)

Net change in contract owners’ equity	(1,267,030)	(16,811,052)	8,426,229	(19,690,698)	2,269	(7,926)	(896,113)	(7,691,968)
Contract owners’ equity beginning of period	23,472,677	40,283,729	43,888,708	63,579,406	35,746	43,672	25,375,025	33,066,993

Contract owners’ equity end of period	$22,205,647	23,472,677	52,314,937	43,888,708	38,015	35,746	24,478,912	25,375,025

CHANGES IN UNITS:
Beginning units	1,075,051	1,413,626	2,598,477	2,890,791	3,386	3,675	1,510,544	1,753,932
Units purchased	146,794	164,028	1,061,571	832,414	-	-	39,976	163,083
Units redeemed	(342,885)	(502,603)	(954,916)	(1,124,728)	(218)	(289)	(272,782)	(406,471)

Ending units	878,960	1,075,051	2,705,132	2,598,477	3,168	3,386	1,277,738	1,510,544

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVIE6		NVNMO1		NVNMO2		NVNSR1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(243,715)	(92,134)	44,582	(679,303)	(39,904)	(259,705)	(548)	(13,457)
Realized gain (loss) on investments	851,907	940,738	1,080,857	1,984,473	(455,722)	(94,216)	7,638	371,873
Change in unrealized gain (loss) on investments	2,479,899	(3,620,754)	4,089,975	(13,163,847)	2,125,262	(3,503,958)	199,359	(540,513)
Reinvested capital gains	-	-	5,060,113	677,844	1,691,067	204,746	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,088,091	(2,772,150)	10,275,527	(11,180,833)	3,320,703	(3,653,133)	206,449	(182,097)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,460	3,317,466	891,891	1,158,627	4,044,040	8,997,765	271,583	158,705
Transfers between funds	(2,473,355)	4,116,297	(3,073,354)	(2,704,805)	(5,594,507)	1,402,105	171,156	422,185
Redemptions	(2,193,911)	(1,711,231)	(10,231,572)	(11,882,578)	(1,089,967)	(1,499,636)	(367,735)	(253,130)
Annuity benefits	-	-	(26,271)	(14,716)	-	-	-	-
Contract maintenance charges (note 2)	(114,906)	(72,967)	(37,938)	(45,683)	(169,882)	(85,748)	(1,150)	(1,063)
Contingent deferred sales charges (note 2)	(27,879)	(9,039)	(6,764)	(23,422)	(11,239)	(20,043)	(1,692)	(748)
Adjustments to maintain reserves	(500)	254	(241)	(1,792)	(426)	(501)	(65)	(62)

Net equity transactions	(2,685,091)	5,640,780	(12,484,249)	(13,514,369)	(2,821,981)	8,793,942	72,097	325,887

Net change in contract owners’ equity	403,000	2,868,630	(2,208,722)	(24,695,202)	498,722	5,140,809	278,546	143,790
Contract owners’ equity beginning of period	24,130,603	21,261,973	72,695,987	97,391,189	23,656,246	18,515,437	2,108,691	1,964,901

Contract owners’ equity end of period	$24,533,603	24,130,603	70,487,265	72,695,987	24,154,968	23,656,246	2,387,237	2,108,691

CHANGES IN UNITS:
Beginning units	3,528,777	2,754,847	9,418,341	11,003,045	3,122,319	2,127,346	227,602	202,690
Units purchased	637,277	1,682,280	177,927	426,205	750,979	2,297,649	67,491	222,042
Units redeemed	(1,008,477)	(908,350)	(1,680,167)	(2,010,909)	(1,104,847)	(1,302,676)	(60,956)	(197,130)

Ending units	3,157,577	3,528,777	7,916,101	9,418,341	2,768,451	3,122,319	234,137	227,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVNSR2		NVCRA2		NVCRB2		NVCCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,118,682)	(2,110,130)	(152,909)	72,768	(694,551)	8,682,845	(4,348,829)	11,584,199
Realized gain (loss) on investments	3,158,170	2,257,917	243,862	1,378,893	931,324	11,907	1,903,568	(157,807)
Change in unrealized gain (loss) on investments	13,354,018	(6,887,748)	2,194,034	(3,956,192)	104,996,734	(52,411,470)	217,317,898	(121,757,876)
Reinvested capital gains	-	-	1,042,883	355,769	18,208,571	7,339,091	33,278,540	10,895,379

Net increase (decrease) in contract owners’ equity resulting from operations	15,393,506	(6,739,961)	3,327,870	(2,148,762)	123,442,078	(36,377,627)	248,151,177	(99,436,105)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,920,646	10,710,831	4,663,127	4,788,842	305,604,539	404,792,668	284,605,039	835,255,553
Transfers between funds	(18,555,862)	(8,201,985)	(821,390)	706,694	(10,096,718)	12,410,216	(27,496,657)	5,991,743
Redemptions	(23,426,724)	(22,992,218)	(1,493,504)	(2,807,771)	(105,099,933)	(36,141,060)	(56,642,630)	(39,667,171)
Annuity benefits	(2,866)	(2,781)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(748,295)	(693,349)	(4,180)	(4,030)	(11,329,322)	(6,029,010)	(22,726,905)	(11,209,805)
Contingent deferred sales charges (note 2)	(133,120)	(204,935)	(17,022)	(35,767)	(896,257)	(648,042)	(1,074,108)	(839,931)
Adjustments to maintain reserves	(1,047)	(1,300)	(264)	162	(1,146)	(4,664)	151	(11,290)

Net equity transactions	(37,947,268)	(21,385,737)	2,326,767	2,648,130	178,181,163	374,380,108	176,664,890	789,519,099

Net change in contract owners’ equity	(22,553,762)	(28,125,698)	5,654,637	499,368	301,623,241	338,002,481	424,816,067	690,082,994
Contract owners’ equity beginning of period	174,956,881	203,082,579	22,508,074	22,008,706	1,259,936,055	921,933,574	1,993,782,374	1,303,699,380

Contract owners’ equity end of period	$152,403,119	174,956,881	28,162,711	22,508,074	1,561,559,296	1,259,936,055	2,418,598,441	1,993,782,374

CHANGES IN UNITS:
Beginning units	19,248,367	21,270,528	2,675,730	2,416,119	128,328,881	91,327,946	215,720,584	134,184,859
Units purchased	2,627,837	5,214,783	660,100	1,042,514	38,695,997	46,164,222	35,891,174	96,316,816
Units redeemed	(6,609,748)	(7,236,944)	(404,096)	(782,903)	(21,896,292)	(9,163,287)	(17,843,167)	(14,781,091)

Ending units	15,266,456	19,248,367	2,931,734	2,675,730	145,128,586	128,328,881	233,768,591	215,720,584

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCCN2		NVCMD2		NVCMA2		NVCMC2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,445,058	4,696,475	(1,534,125)	12,982,809	(1,630,908)	2,735,374	1,253,216	4,907,986
Realized gain (loss) on investments	7,877,727	4,943,425	1,264,985	(334,802)	2,992,692	(339,662)	1,394,135	567,042
Change in unrealized gain (loss) on investments	16,786,044	(14,006,408)	174,246,357	(95,093,111)	32,114,038	(29,035,553)	35,932,206	(17,845,617)
Reinvested capital gains	9,671,320	2,688,951	33,776,138	11,062,859	9,486,110	3,343,151	12,080,603	2,968,535

Net increase (decrease) in contract owners’ equity resulting from operations	36,780,149	(1,677,557)	207,753,355	(71,382,245)	42,961,932	(23,296,690)	50,660,160	(9,402,054)

Equity transactions:
Purchase payments received from contract owners (note 3)	128,728,941	158,098,491	295,118,909	700,007,455	13,248,220	12,840,436	141,556,880	186,647,527
Transfers between funds	60,099,790	81,061,529	(17,371,631)	10,111,955	(5,418,477)	1,115,152	12,539,130	2,560,929
Redemptions	(39,168,728)	(29,740,793)	(81,479,867)	(85,249,293)	(22,393,673)	(25,119,040)	(32,077,247)	(22,226,014)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,015,007)	(3,509,652)	(19,769,111)	(10,593,475)	(2,094,689)	(2,099,688)	(5,691,151)	(3,143,421)
Contingent deferred sales charges (note 2)	(789,576)	(447,860)	(1,429,635)	(1,125,118)	(150,041)	(247,980)	(490,489)	(348,014)
Adjustments to maintain reserves	(680)	(817)	(1,086)	(5,148)	(558)	(350)	(838)	(1,740)

Net equity transactions	142,854,740	205,460,898	175,067,579	613,146,376	(16,809,218)	(13,511,470)	115,836,285	163,489,267

Net change in contract owners’ equity	179,634,889	203,783,341	382,820,934	541,764,131	26,152,714	(36,808,160)	166,496,445	154,087,213
Contract owners’ equity beginning of period	581,434,652	377,651,311	1,863,452,955	1,321,688,824	343,084,881	379,893,041	556,682,830	402,595,617

Contract owners’ equity end of period	$761,069,541	581,434,652	2,246,273,889	1,863,452,955	369,237,595	343,084,881	723,179,275	556,682,830

CHANGES IN UNITS:
Beginning units	54,984,947	35,658,142	194,824,445	133,082,298	38,634,829	40,125,331	54,955,819	39,080,002
Units purchased	27,849,330	30,573,061	36,303,091	86,188,702	2,607,358	3,393,666	17,896,066	22,612,236
Units redeemed	(14,865,778)	(11,246,256)	(18,961,252)	(24,446,555)	(4,351,799)	(4,884,168)	(6,985,084)	(6,736,419)

Ending units	67,968,499	54,984,947	212,166,284	194,824,445	36,890,388	38,634,829	65,866,801	54,955,819

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCBD1		NVCBD2		NVLCP2		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$61,908	44,297	1,121,341	1,256,413	279,997	319,966	56,106	(238,124)
Realized gain (loss) on investments	59,181	22,771	3,220,408	2,344,806	597,281	351,008	219,120	(5,175,956)
Change in unrealized gain (loss) on investments	44,851	40,974	1,968,847	2,615,526	712,067	752,471	14,628,968	4,619,978
Reinvested capital gains	20,878	-	791,448	-	883,698	36,533	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	186,818	108,042	7,102,044	6,216,745	2,473,043	1,459,978	14,904,194	(794,102)

Equity transactions:
Purchase payments received from contract owners (note 3)	141,307	165,016	7,013,416	7,763,878	7,150,138	11,563,400	1,365,258	1,954,192
Transfers between funds	819,191	542,575	2,743,856	(10,323,196)	2,126,964	3,499,028	(2,409,616)	(3,607,632)
Redemptions	(619,450)	(396,735)	(24,390,445)	(20,295,386)	(3,573,589)	(2,756,305)	(17,861,217)	(18,364,044)
Annuity benefits	-	-	(2,224)	(1,920)	-	-	(52,117)	(67,453)
Contract maintenance charges (note 2)	(1,043)	(865)	(505,107)	(466,440)	(261,967)	(128,141)	(91,462)	(103,337)
Contingent deferred sales charges (note 2)	(578)	(697)	(113,843)	(151,259)	(31,128)	(16,056)	(9,038)	(18,270)
Adjustments to maintain reserves	(52)	(70)	(922)	(1,004)	(490)	(508)	(38,864)	13,528

Net equity transactions	339,375	309,224	(15,255,269)	(23,475,327)	5,409,928	12,161,418	(19,097,056)	(20,193,016)

Net change in contract owners’ equity	526,193	417,266	(8,153,225)	(17,258,582)	7,882,971	13,621,396	(4,192,862)	(20,987,118)
Contract owners’ equity beginning of period	2,763,344	2,346,078	127,561,730	144,820,312	40,774,802	27,153,406	123,961,912	144,949,030

Contract owners’ equity end of period	$3,289,537	2,763,344	119,408,505	127,561,730	48,657,773	40,774,802	119,769,050	123,961,912

CHANGES IN UNITS:
Beginning units	235,110	209,916	11,130,478	13,216,889	3,256,827	2,269,048	2,459,013	2,827,396
Units purchased	166,150	135,519	3,784,767	3,574,509	1,464,689	2,299,623	30,884	51,660
Units redeemed	(138,020)	(110,325)	(5,099,034)	(5,660,920)	(1,037,763)	(1,311,844)	(393,274)	(420,043)

Ending units	263,240	235,110	9,816,211	11,130,478	3,683,753	3,256,827	2,096,623	2,459,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF2		GBF		CAF		CAF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(966,450)	(1,559,402)	2,154,657	5,741,612	(263,051)	(259,785)	(109,462)	19,474
Realized gain (loss) on investments	1,917,002	(11,738,465)	3,564,812	2,212,745	2,511,788	2,398,610	263,424	(16,121)
Change in unrealized gain (loss) on investments	17,355,660	12,680,009	(12,227,239)	14,767,389	1,680,857	(2,806,152)	1,293,160	139,364
Reinvested capital gains	-	-	12,510,903	1,336,507	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,306,212	(617,858)	6,003,133	24,058,253	3,929,594	(667,327)	1,447,122	142,717

Equity transactions:
Purchase payments received from contract owners (note 3)	3,074,134	3,279,098	15,209,610	18,346,424	832,102	642,476	8,400,120	6,515,616
Transfers between funds	(15,514,929)	(10,072,890)	3,539,091	(23,095,419)	224,888	686,393	3,799,569	3,652,806
Redemptions	(23,698,491)	(23,548,338)	(62,025,466)	(60,738,031)	(4,552,509)	(4,991,713)	(442,822)	(39,194)
Annuity benefits	(1,991)	(1,811)	(20,244)	(25,894)	(21,484)	(8,554)	-	-
Contract maintenance charges (note 2)	(623,028)	(631,351)	(1,113,852)	(1,046,615)	(29,426)	(32,525)	(113,766)	(4,421)
Contingent deferred sales charges (note 2)	(137,206)	(196,285)	(262,521)	(346,713)	(4,134)	(7,399)	(6,191)	(552)
Adjustments to maintain reserves	(1,020)	(904)	(70)	1,121	1,640	448	(286)	(44)

Net equity transactions	(36,902,531)	(31,172,481)	(44,673,452)	(66,905,127)	(3,548,923)	(3,710,874)	11,636,624	10,124,211

Net change in contract owners’ equity	(18,596,319)	(31,790,339)	(38,670,319)	(42,846,874)	380,671	(4,378,201)	13,083,746	10,266,928
Contract owners’ equity beginning of period	167,516,909	199,307,248	407,181,059	450,027,933	31,815,129	36,193,330	10,266,928	-

Contract owners’ equity end of period	$148,920,590	167,516,909	368,510,740	407,181,059	32,195,800	31,815,129	23,350,674	10,266,928

CHANGES IN UNITS:
Beginning units	12,416,055	14,608,151	25,298,375	30,230,403	1,730,666	1,929,649	1,133,015	-
Units purchased	1,340,895	1,942,302	7,765,453	7,933,130	116,583	164,317	1,601,830	1,219,798
Units redeemed	(3,945,706)	(4,134,398)	(10,442,113)	(12,865,158)	(290,760)	(363,300)	(434,331)	(86,783)

Ending units	9,811,244	12,416,055	22,621,715	25,298,375	1,556,489	1,730,666	2,300,514	1,133,015

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIX8		GVIDA		NVDBL2		NVDCA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$187,558	210,737	(1,046,585)	(109,857)	2,806,650	2,354,465	3,446,468	3,825,946
Realized gain (loss) on investments	683,249	(495,803)	(20,460,551)	(16,491,307)	816,706	227,017	8,137,343	1,661,708
Change in unrealized gain (loss) on investments	2,110,133	(2,856,612)	54,304,973	310,490	32,818,918	(6,890,276)	79,591,523	(29,486,529)
Reinvested capital gains	-	-	-	-	6,606,231	513,222	13,157,136	677,210

Net increase (decrease) in contract owners’ equity resulting from operations	2,980,940	(3,141,678)	32,797,837	(16,290,674)	43,048,505	(3,795,572)	104,332,470	(23,321,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,800,028	3,526,416	7,299,542	4,610,804	212,722,775	218,095,273	211,290,678	501,218,133
Transfers between funds	(2,399,959)	3,941,371	(12,755,664)	(10,678,043)	16,484,249	17,074,496	(5,341,671)	14,170,521
Redemptions	(1,064,430)	(1,199,126)	(62,022,844)	(54,500,702)	(30,211,093)	(13,470,230)	(21,714,871)	(10,719,464)
Annuity benefits	-	-	(20,626)	(14,469)	-	-	-	-
Contract maintenance charges (note 2)	(78,279)	(41,652)	(47,813)	(56,770)	(5,108,071)	(2,285,245)	(11,354,282)	(4,370,123)
Contingent deferred sales charges (note 2)	(5,105)	(11,669)	(154,314)	(298,822)	(481,129)	(244,911)	(566,068)	(233,739)
Adjustments to maintain reserves	(421)	(432)	514	4,963	(713)	(3,091)	(723)	(6,684)

Net equity transactions	(1,748,166)	6,214,908	(67,701,205)	(60,933,039)	193,406,018	219,166,292	172,313,063	500,058,644

Net change in contract owners’ equity	1,232,774	3,073,230	(34,903,368)	(77,223,713)	236,454,523	215,370,720	276,645,533	476,736,979
Contract owners’ equity beginning of period	19,050,533	15,977,303	264,292,741	341,516,454	489,089,921	273,719,201	906,298,809	429,561,830

Contract owners’ equity end of period	$20,283,307	19,050,533	229,389,373	264,292,741	725,544,444	489,089,921	1,182,944,342	906,298,809

CHANGES IN UNITS:
Beginning units	2,533,356	1,822,983	16,836,607	20,614,506	39,506,703	21,980,236	69,667,022	32,219,088
Units purchased	598,836	1,217,445	2,816,095	2,345,472	21,729,282	20,322,615	19,767,966	42,034,142
Units redeemed	(815,253)	(507,072)	(6,859,007)	(6,123,371)	(6,876,448)	(2,796,148)	(7,219,505)	(4,586,208)

Ending units	2,316,939	2,533,356	12,793,695	16,836,607	54,359,537	39,506,703	82,215,483	69,667,022

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDC		GVIDM		GVDMA		GVDMC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,411,848	3,720,985	1,031,380	11,476,690	(1,546,814)	4,752,843	651,506	4,466,943
Realized gain (loss) on investments	18,247	(261,080)	476,528	280,095	(26,211,464)	(20,510,261)	375,493	(461,714)
Change in unrealized gain (loss) on investments	9,664,365	1,117,885	210,082,299	(51,379,389)	167,505,085	(33,685,157)	43,380,593	(1,357,344)
Reinvested capital gains	8,323,406	1,557,894	-	-	-	-	3,269,186	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,417,866	6,135,684	211,590,207	(39,622,604)	139,746,807	(49,442,575)	47,676,778	2,647,885

Equity transactions:
Purchase payments received from contract owners (note 3)	134,085,096	138,254,369	215,033,838	397,119,283	16,822,585	18,909,283	110,990,931	127,648,171
Transfers between funds	58,791,548	43,980,204	(28,611,651)	(73,223,684)	(36,487,977)	(31,103,442)	2,410,839	11,037,413
Redemptions	(54,250,761)	(44,261,619)	(301,137,174)	(366,727,754)	(188,240,199)	(163,811,995)	(117,582,496)	(80,845,288)
Annuity benefits	(11,627)	(11,690)	(113,054)	(109,135)	-	(29,982)	(113,564)	(117,861)
Contract maintenance charges (note 2)	(4,745,432)	(2,449,428)	(13,869,457)	(8,911,084)	(4,411,971)	(4,458,196)	(4,287,001)	(2,644,876)
Contingent deferred sales charges (note 2)	(682,683)	(546,307)	(1,684,233)	(2,201,178)	(927,560)	(1,414,009)	(485,575)	(664,390)
Adjustments to maintain reserves	(853)	(1,060)	(1,034)	1,928	(1,238)	3,437	(200)	(1,664)

Net equity transactions	133,185,288	134,964,469	(130,382,765)	(54,051,624)	(213,246,360)	(181,904,904)	(9,067,066)	54,411,505

Net change in contract owners’ equity	153,603,154	141,100,153	81,207,442	(93,674,228)	(73,499,553)	(231,347,479)	38,609,712	57,059,390
Contract owners’ equity beginning of period	518,575,478	377,475,325	2,362,793,548	2,456,467,776	1,253,194,315	1,484,541,794	756,335,353	699,275,963

Contract owners’ equity end of period	$672,178,632	518,575,478	2,444,000,990	2,362,793,548	1,179,694,762	1,253,194,315	794,945,065	756,335,353

CHANGES IN UNITS:
Beginning units	40,657,415	29,968,371	163,597,374	166,698,445	80,738,644	92,239,100	55,287,171	51,232,905
Units purchased	20,937,992	20,869,615	29,003,377	53,288,743	6,643,515	6,082,366	16,927,413	15,008,587
Units redeemed	(10,691,559)	(10,180,571)	(37,092,613)	(56,389,814)	(19,649,933)	(17,582,822)	(17,706,382)	(10,954,321)

Ending units	50,903,848	40,657,415	155,508,138	163,597,374	67,732,226	80,738,644	54,508,202	55,287,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MCIF		SAM		NVMIG3		NVMIG6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(400,638)	(694,772)	(9,685,921)	(9,036,524)	(258,014)	(23,349)	(2,284,042)	(1,212,918)
Realized gain (loss) on investments	243,373	560,765	(318)	-	1,008,551	1,571,686	(665,733)	100,072
Change in unrealized gain (loss) on investments	8,126,493	(5,226,560)	-	-	3,750,451	(5,658,845)	24,196,475	(17,722,290)
Reinvested capital gains	6,960,670	1,548,165	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,929,898	(3,812,402)	(9,686,239)	(9,036,524)	4,500,988	(4,110,508)	21,246,700	(18,835,136)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,980,266	13,183,693	247,207,814	302,275,346	420,785	484,026	3,926,052	8,048,393
Transfers between funds	(3,968,613)	2,506,583	143,621,124	118,974,495	(643,468)	(1,020,058)	(7,824,811)	2,731,351
Redemptions	(11,285,361)	(12,824,031)	(363,582,711)	(321,996,751)	(4,474,976)	(6,234,279)	(22,111,170)	(21,895,425)
Annuity benefits	(12,234)	(9,068)	(80,486)	(88,129)	(1,447)	(1,503)	(533)	(444)
Contract maintenance charges (note 2)	(279,370)	(142,371)	(1,353,438)	(795,150)	(16,835)	(19,852)	(750,029)	(695,399)
Contingent deferred sales charges (note 2)	(45,828)	(46,177)	(724,115)	(1,241,313)	(7,701)	(10,122)	(139,744)	(203,425)
Adjustments to maintain reserves	(1,286)	(4,624)	(4,731)	28,281	(124)	(66)	(1,210)	(865)

Net equity transactions	(7,612,426)	2,664,005	25,083,457	97,156,779	(4,723,766)	(6,801,854)	(26,901,445)	(12,015,814)

Net change in contract owners’ equity	7,317,472	(1,148,397)	15,397,218	88,120,255	(222,778)	(10,912,362)	(5,654,745)	(30,850,950)
Contract owners’ equity beginning of period	98,415,415	99,563,812	654,554,435	566,434,180	33,825,091	44,737,453	166,931,769	197,782,719

Contract owners’ equity end of period	$105,732,887	98,415,415	669,951,653	654,554,435	33,602,313	33,825,091	161,277,024	166,931,769

CHANGES IN UNITS:
Beginning units	5,247,331	5,115,318	52,755,926	45,261,889	4,100,818	4,850,543	20,747,296	21,858,795
Units purchased	982,475	1,945,436	88,452,722	95,037,845	88,356	132,200	2,422,511	4,324,627
Units redeemed	(1,343,538)	(1,813,423)	(85,369,097)	(87,543,808)	(623,128)	(881,925)	(5,558,410)	(5,436,126)

Ending units	4,886,268	5,247,331	55,839,551	52,755,926	3,566,046	4,100,818	17,611,397	20,747,296

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDIV2		GVDIV3		GVDIV6		NVMLG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,395)	(615)	(50,869)	30,818	(803,675)	133,442	(88,025)	(145,688)
Realized gain (loss) on investments	(88,011)	(94,325)	(1,786,790)	(1,392,741)	(1,621,650)	(674,146)	478,611	207,305
Change in unrealized gain (loss) on investments	173,798	(31,310)	2,568,680	204,658	10,141,540	(9,471,630)	772,743	(483,600)
Reinvested capital gains	-	-	-	-	-	-	241,936	-

Net increase (decrease) in contract owners’ equity resulting from operations	78,392	(126,250)	731,021	(1,157,265)	7,716,215	(10,012,334)	1,405,265	(421,983)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,052	159,661	4,269,453	9,578,611	229,409	290,704
Transfers between funds	(9,598)	(35,064)	(343,400)	(72,374)	327,690	388,437	37,223	(485,705)
Redemptions	(110,913)	(163,041)	(863,101)	(1,157,691)	(4,090,384)	(3,860,146)	(2,233,461)	(1,565,329)
Annuity benefits	-	-	-	-	(1,050)	(1,223)	(1,684)	(1,679)
Contract maintenance charges (note 2)	(67)	(88)	(2,249)	(2,681)	(364,470)	(251,491)	(5,699)	(6,278)
Contingent deferred sales charges (note 2)	(53)	(132)	(1,527)	(2,134)	(43,242)	(52,855)	(5,128)	(4,942)
Adjustments to maintain reserves	(70)	(57)	(96)	(84)	(649)	(786)	115	(2,397)

Net equity transactions	(120,701)	(198,382)	(1,105,321)	(1,075,303)	97,348	5,800,547	(1,979,225)	(1,775,626)

Net change in contract owners’ equity	(42,309)	(324,632)	(374,300)	(2,232,568)	7,813,563	(4,211,787)	(573,960)	(2,197,609)
Contract owners’ equity beginning of period	559,837	884,469	5,441,335	7,673,903	52,397,141	56,608,928	9,767,057	11,964,666

Contract owners’ equity end of period	$517,528	559,837	5,067,035	5,441,335	60,210,704	52,397,141	9,193,097	9,767,057

CHANGES IN UNITS:
Beginning units	44,925	58,167	415,870	485,438	5,935,093	5,274,892	1,104,279	1,296,267
Units purchased	425	4,852	53,493	63,166	1,399,547	1,918,445	226,740	192,874
Units redeemed	(9,374)	(18,094)	(134,561)	(132,734)	(1,408,041)	(1,258,244)	(426,146)	(384,862)

Ending units	35,976	44,925	334,802	415,870	5,926,599	5,935,093	904,873	1,104,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,647,331)	(2,067,406)	(2,249)	(8,208)	(183,059)	(302,589)	(2,413,910)	(2,612,586)
Realized gain (loss) on investments	10,212,445	6,719,593	8,918	(14,831)	1,297,709	878,622	9,404,126	9,549,350
Change in unrealized gain (loss) on investments	4,614,926	(9,689,783)	494,137	(368,941)	5,455,285	(5,366,484)	(722,039)	(17,266,389)
Reinvested capital gains	2,775,096	-	-	118,443	-	1,486,602	16,720,810	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,955,136	(5,037,596)	500,806	(273,537)	6,569,935	(3,303,849)	22,988,987	(10,329,625)

Equity transactions:
Purchase payments received from contract owners (note 3)	5,869,224	8,972,927	139,821	128,362	6,125,770	8,371,802	1,721,916	2,183,677
Transfers between funds	(12,733,860)	(4,759,740)	(51,211)	299,680	(774,225)	(690,247)	(3,461,781)	(5,246,061)
Redemptions	(15,764,758)	(15,559,904)	(684,859)	(680,349)	(4,841,114)	(4,874,170)	(24,082,215)	(25,622,702)
Annuity benefits	(9,851)	(3,113)	-	-	-	-	(18,919)	(18,674)
Contract maintenance charges (note 2)	(382,863)	(324,632)	(1,490)	(1,661)	(192,343)	(101,654)	(113,893)	(124,961)
Contingent deferred sales charges (note 2)	(93,358)	(114,839)	(2,261)	(601)	(30,502)	(30,167)	(13,338)	(19,095)
Adjustments to maintain reserves	(1,693)	(268)	(92)	(36)	(736)	(702)	2,621	1,387

Net equity transactions	(23,117,159)	(11,789,569)	(600,092)	(254,605)	286,850	2,674,862	(25,965,609)	(28,846,429)

Net change in contract owners’ equity	(7,162,023)	(16,827,165)	(99,286)	(528,142)	6,856,785	(628,987)	(2,976,622)	(39,176,054)
Contract owners’ equity beginning of period	113,541,164	130,368,329	3,307,487	3,835,629	41,597,008	42,225,995	175,618,967	214,795,021

Contract owners’ equity end of period	$106,379,141	113,541,164	3,208,201	3,307,487	48,453,793	41,597,008	172,642,345	175,618,967

CHANGES IN UNITS:
Beginning units	13,148,749	14,383,005	341,497	368,018	5,145,247	4,831,835	18,999,885	21,964,214
Units purchased	2,148,673	3,430,101	60,859	103,491	1,679,692	1,995,582	283,823	399,587
Units redeemed	(4,543,629)	(4,664,357)	(117,433)	(130,012)	(1,649,086)	(1,682,170)	(2,812,233)	(3,363,916)

Ending units	10,753,793	13,148,749	284,923	341,497	5,175,853	5,145,247	16,471,475	18,999,885

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMG2		NVMMV2		SCGF		SCGF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2,131,153)	(2,292,662)	(1,056,464)	(1,973,658)	(82,739)	(99,998)	(324,660)	(316,989)
Realized gain (loss) on investments	13,105,734	11,160,853	10,553,001	10,282,591	652,842	(270,602)	802,811	443,448
Change in unrealized gain (loss) on investments	(6,661,320)	(15,004,422)	1,342,795	(18,252,957)	165,087	(77,181)	1,785,088	(1,902,744)
Reinvested capital gains	11,722,621	-	25,062,241	1,158,382	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,035,882	(6,136,231)	35,901,573	(8,785,642)	735,190	(447,781)	2,263,239	(1,776,285)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,282,164	7,801,314	4,234,157	6,422,922	181,600	162,553	1,911,308	3,940,777
Transfers between funds	(12,045,990)	(9,834,724)	(13,770,357)	(9,351,828)	396,118	722,364	(5,403,078)	5,168,688
Redemptions	(16,695,985)	(16,624,168)	(33,865,349)	(34,246,478)	(981,136)	(1,238,804)	(2,387,846)	(2,128,444)
Annuity benefits	(1,887)	(1,797)	(505)	(402)	(2,070)	(2,054)	(1,109)	-
Contract maintenance charges (note 2)	(526,136)	(445,178)	(558,458)	(540,177)	(2,867)	(3,416)	(46,867)	(25,590)
Contingent deferred sales charges (note 2)	(110,421)	(150,043)	(103,260)	(150,529)	(2,751)	(5,569)	(42,866)	(13,615)
Adjustments to maintain reserves	(1,168)	731	(1,233)	(2,686)	(128)	(120)	(941)	(378)

Net equity transactions	(25,099,423)	(19,253,865)	(44,065,005)	(37,869,178)	(411,234)	(365,046)	(5,971,399)	6,941,438

Net change in contract owners’ equity	(9,063,541)	(25,390,096)	(8,163,432)	(46,654,820)	323,956	(812,827)	(3,708,160)	5,165,153
Contract owners’ equity beginning of period	128,019,368	153,409,464	265,166,289	311,821,109	6,284,822	7,097,649	21,201,023	16,035,870

Contract owners’ equity end of period	$118,955,827	128,019,368	257,002,857	265,166,289	6,608,778	6,284,822	17,492,863	21,201,023

CHANGES IN UNITS:
Beginning units	14,187,931	15,990,746	27,202,766	30,788,320	954,853	1,058,529	1,534,116	1,120,559
Units purchased	2,021,104	3,129,029	1,519,420	2,415,325	338,711	705,792	473,384	1,573,297
Units redeemed	(4,540,627)	(4,931,844)	(5,751,477)	(6,000,879)	(396,678)	(809,468)	(874,128)	(1,159,740)

Ending units	11,668,408	14,187,931	22,970,709	27,202,766	896,886	954,853	1,133,372	1,534,116

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCVF		SCVF2		SCF		SCF2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(165,604)	(317,006)	(217,883)	(283,301)	(864,919)	(649,770)	(619,855)	(445,082)
Realized gain (loss) on investments	(545,140)	(1,262,311)	2,227,739	118,953	(2,785,306)	(4,175,167)	(737,870)	(2,066,677)
Change in unrealized gain (loss) on investments	6,292,987	(636,292)	1,717,976	(1,454,048)	13,197,879	(666,964)	6,780,262	(480,843)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,582,243	(2,215,609)	3,727,832	(1,618,396)	9,547,654	(5,491,901)	5,422,537	(2,992,602)

Equity transactions:
Purchase payments received from contract owners (note 3)	527,312	533,137	1,686,343	2,919,712	909,614	1,074,712	1,804,025	4,277,597
Transfers between funds	(380,914)	(3,004,799)	(1,339,193)	(891,295)	(1,981,428)	(2,416,619)	(484,709)	(2,199,794)
Redemptions	(4,530,168)	(4,750,801)	(2,487,009)	(3,247,498)	(9,413,807)	(11,341,728)	(4,909,752)	(5,969,396)
Annuity benefits	(8,268)	(8,106)	(256)	(226)	(11,887)	(13,106)	(10,092)	(10,001)
Contract maintenance charges (note 2)	(15,238)	(17,358)	(46,544)	(26,549)	(36,762)	(41,636)	(87,353)	(59,473)
Contingent deferred sales charges (note 2)	(3,889)	(8,375)	(12,997)	(20,301)	(8,118)	(21,360)	(21,685)	(37,251)
Adjustments to maintain reserves	1,001	(1,557)	(689)	(11,358)	(8,814)	3,933	(660)	(4,094)

Net equity transactions	(4,410,164)	(7,257,859)	(2,200,345)	(1,277,515)	(10,551,202)	(12,755,804)	(3,710,226)	(4,002,412)

Net change in contract owners’ equity	1,172,079	(9,473,468)	1,527,487	(2,895,911)	(1,003,548)	(18,247,705)	1,712,311	(6,995,014)
Contract owners’ equity beginning of period	31,138,365	40,611,833	22,008,886	24,904,797	71,658,581	89,906,286	41,518,940	48,513,954

Contract owners’ equity end of period	$32,310,444	31,138,365	23,536,373	22,008,886	70,655,033	71,658,581	43,231,251	41,518,940

CHANGES IN UNITS:
Beginning units	1,530,375	1,869,906	1,135,796	1,184,181	2,073,053	2,424,228	2,180,295	2,354,378
Units purchased	128,432	77,187	283,004	359,725	34,528	79,266	307,616	513,055
Units redeemed	(322,887)	(416,718)	(387,329)	(408,110)	(314,197)	(430,441)	(484,799)	(687,138)

Ending units	1,335,920	1,530,375	1,031,471	1,135,796	1,793,384	2,073,053	2,003,112	2,180,295

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSBF		NVSTB2		NVOLG1		NVOLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,651,587	3,684,517	(180,245)	(37,139)	(2,234,019)	(2,503,145)	(2,654,156)	(3,043,752)
Realized gain (loss) on investments	344,774	(2,191,747)	275,802	391,112	5,426,399	1,149,225	4,448,290	847,802
Change in unrealized gain (loss) on investments	13,494,479	3,235,626	1,269,933	(603,266)	51,052,517	(11,481,323)	34,803,766	(7,963,767)
Reinvested capital gains	-	-	-	-	-	1,308,144	-	913,646

Net increase (decrease) in contract owners’ equity resulting from operations	15,490,840	4,728,396	1,365,490	(249,293)	54,244,897	(11,527,099)	36,597,900	(9,246,071)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,588,431	37,706,570	12,162,082	8,640,236	4,303,351	5,468,229	5,738,421	9,587,439
Transfers between funds	11,047,855	(2,971,089)	3,420,041	(5,527,365)	(11,129,356)	(26,271,087)	(12,673,243)	(30,678,992)
Redemptions	(11,808,683)	(9,959,347)	(7,875,069)	(8,860,304)	(48,009,010)	(60,228,487)	(34,449,963)	(39,218,867)
Annuity benefits	(1,825)	(1,751)	(18,755)	(15,448)	(96,074)	(88,542)	(50,508)	(37,406)
Contract maintenance charges (note 2)	(933,007)	(483,169)	(349,012)	(271,716)	(174,969)	(197,408)	(232,256)	(166,416)
Contingent deferred sales charges (note 2)	(93,043)	(61,458)	(46,924)	(69,038)	(58,412)	(89,561)	(160,072)	(246,279)
Adjustments to maintain reserves	(809)	(950)	(775)	(842)	4,687	(18,148)	(3,692)	(7,139)

Net equity transactions	15,798,919	24,228,806	7,291,588	(6,104,477)	(55,159,783)	(81,425,004)	(41,831,313)	(60,767,660)

Net change in contract owners’ equity	31,289,759	28,957,202	8,657,078	(6,353,770)	(914,886)	(92,952,103)	(5,233,413)	(70,013,731)
Contract owners’ equity beginning of period	138,362,303	109,405,101	69,545,479	75,899,249	329,836,348	422,788,451	229,733,564	299,747,295

Contract owners’ equity end of period	$169,652,062	138,362,303	78,202,557	69,545,479	328,921,462	329,836,348	224,500,151	229,733,564

CHANGES IN UNITS:
Beginning units	9,793,974	8,055,038	6,676,235	7,264,937	24,571,339	30,384,486	17,340,176	21,739,959
Units purchased	4,039,425	4,777,007	3,062,881	2,412,673	578,567	614,853	1,738,695	2,210,015
Units redeemed	(2,998,890)	(3,038,071)	(2,375,687)	(3,001,375)	(4,226,177)	(6,428,000)	(4,557,346)	(6,609,798)

Ending units	10,834,509	9,793,974	7,363,429	6,676,235	20,923,729	24,571,339	14,521,525	17,340,176

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVTIV3		EIF2		NVRE1		NVRE2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,778,889	2,637,067	(796,164)	(627,002)	(205,336)	(318,823)	(482,335)	(606,858)
Realized gain (loss) on investments	316,105	1,372,048	6,274,561	(416,831)	4,460,378	3,918,498	6,052,878	5,332,786
Change in unrealized gain (loss) on investments	32,274,962	(34,380,208)	14,279,807	(3,344,505)	(1,475,127)	(734,046)	(3,499,416)	(2,016,752)
Reinvested capital gains	3,970,267	241,593	-	-	6,061,151	278,438	6,699,271	277,097

Net increase (decrease) in contract owners’ equity resulting from operations	38,340,223	(30,129,500)	19,758,204	(4,388,338)	8,841,066	3,144,067	8,770,398	2,986,273

Equity transactions:
Purchase payments received from contract owners (note 3)	14,620,907	35,551,377	9,130,537	21,782,969	1,187,157	1,047,416	7,583,595	5,861,092
Transfers between funds	(6,132,659)	13,687,670	(11,425,457)	(640,096)	262,303	(1,527,120)	(1,381,989)	(3,164,279)
Redemptions	(23,434,554)	(23,873,382)	(11,767,011)	(13,313,942)	(9,805,662)	(8,999,781)	(8,993,774)	(9,660,517)
Annuity benefits	(2,091)	(1,904)	(8,052)	(8,191)	(1,456)	(1,354)	(3,729)	-
Contract maintenance charges (note 2)	(1,454,744)	(1,066,892)	(689,678)	(452,981)	(27,533)	(29,237)	(8,771)	(8,343)
Contingent deferred sales charges (note 2)	(175,032)	(223,721)	(89,755)	(106,478)	(10,757)	(17,908)	(43,949)	(66,992)
Adjustments to maintain reserves	(1,243)	6,080	(1,461)	(1,566)	(112)	(198)	(750)	(740)

Net equity transactions	(16,579,416)	24,079,228	(14,850,877)	7,259,715	(8,396,060)	(9,528,182)	(2,849,367)	(7,039,779)

Net change in contract owners’ equity	21,760,807	(6,050,272)	4,907,327	2,871,377	445,006	(6,384,115)	5,921,031	(4,053,506)
Contract owners’ equity beginning of period	222,458,599	228,508,871	128,293,126	125,421,749	64,241,909	70,626,024	63,716,493	67,769,999

Contract owners’ equity end of period	$244,219,406	222,458,599	133,200,453	128,293,126	64,686,915	64,241,909	69,637,524	63,716,493

CHANGES IN UNITS:
Beginning units	19,166,748	16,971,191	8,681,768	8,163,585	6,584,064	7,607,257	6,645,388	7,395,551
Units purchased	3,513,317	6,775,590	1,131,390	2,855,357	731,661	766,455	2,648,867	2,380,446
Units redeemed	(4,813,861)	(4,580,033)	(2,073,942)	(2,337,174)	(1,513,132)	(1,789,648)	(2,919,784)	(3,130,609)

Ending units	17,866,204	19,166,748	7,739,216	8,681,768	5,802,593	6,584,064	6,374,471	6,645,388

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NOTB4		NOTG4		NOTMG4		ALVBWB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(145)	-	(69)	-	(37)	-	1,618	(91)
Realized gain (loss) on investments		2	-	1	-	1	-	67	(41)
Change in unrealized gain (loss) on investments		450	-	(401)	-	(93)	-	10,826	(2,004)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		307	-	(469)	-	(129)	-	12,511	(2,136)

Equity transactions:
Purchase payments received from contract owners (note 3)		283,740	-	151,863	-	77,187	-	134,459	-
Transfers between funds		-	-	-	-	-	-	(133)	46,884
Redemptions		-	-	-	-	-	-	(2,803)	(583)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	(327)	-
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		2	-	(3)	-	1	-	(9)	2

Net equity transactions		283,742	-	151,860	-	77,188	-	131,187	46,303

Net change in contract owners’ equity		284,049	-	151,391	-	77,059	-	143,698	44,167
Contract owners’ equity beginning of period		-	-	-	-	-	-	44,167	-

Contract owners’ equity end of period	$	284,049	-	151,391	-	77,059	-	187,865	44,167

CHANGES IN UNITS:
Beginning units		-	-	-	-	-	-	4,833	-
Units purchased		28,003	-	14,748	-	7,494	-	13,706	4,898
Units redeemed		-	-	-	-	-	-	(334)	(65)

Ending units		28,003	-	14,748	-	7,494	-	18,205	4,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ALVGIB		ALVSVB		ACVB		ACVCA
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(8,815)	(27,128)	(730,529)	(651,705)	252,988	195,160	(1,149)	(1,388)
Realized gain (loss) on investments		(310,389)	(715,629)	3,472,786	2,932,486	128,344	389,961	11,931	11,646
Change in unrealized gain (loss) on investments		1,267,722	1,112,476	4,018,458	(6,741,553)	3,027,234	807,535	(3,694)	(17,607)
Reinvested capital gains		-	-	1,808,592	-	-	-	5,294	-

Net increase (decrease) in contract owners’ equity resulting from operations		948,518	369,719	8,569,307	(4,460,772)	3,408,566	1,392,656	12,382	(7,349)

Equity transactions:
Purchase payments received from contract owners (note 3)		63,680	119,778	8,658,428	16,969,188	442,668	319,108	(167)	(763)
Transfers between funds		(238,510)	(340,550)	(3,206,421)	(782,142)	2,356,265	(168,384)	(89)	951
Redemptions		(1,132,303)	(1,724,429)	(4,534,107)	(3,881,999)	(5,155,224)	(5,590,784)	(16,691)	(10,070)
Annuity benefits		-	-	-	-	(26,147)	(24,910)	(14,894)	(21,268)
Contract maintenance charges (note 2)		(606)	(711)	(344,787)	(185,625)	(19,120)	(20,388)	284	(59)
Contingent deferred sales charges (note 2)		(667)	(1,929)	(50,738)	(37,045)	(2,129)	(6,608)	-	-
Adjustments to maintain reserves		(212)	(176)	(672)	(1,725)	700	753	874	2,838

Net equity transactions		(1,308,618)	(1,948,017)	521,703	12,080,652	(2,402,987)	(5,491,213)	(30,683)	(28,371)

Net change in contract owners’ equity		(360,100)	(1,578,298)	9,091,010	7,619,880	1,005,579	(4,098,557)	(18,301)	(35,720)
Contract owners’ equity beginning of period		6,554,605	8,132,903	53,434,948	45,815,068	33,575,388	37,673,945	90,130	125,850

Contract owners’ equity end of period	$	6,194,505	6,554,605	62,525,958	53,434,948	34,580,967	33,575,388	71,829	90,130

CHANGES IN UNITS:
Beginning units		449,878	585,653	2,665,187	2,060,999	1,363,531	1,591,690	-	197
Units purchased		17,455	99,342	845,808	1,462,866	158,379	83,062	9	-
Units redeemed		(100,022)	(235,117)	(828,722)	(858,678)	(251,099)	(311,221)	(9)	(197)

Ending units		367,311	449,878	2,682,273	2,665,187	1,270,811	1,363,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVIG		ACVIG2		ACVIP2		ACVI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	109,156	33,042	19,145	(6,948)	2,456,166	5,646,357	(59)	28
Realized gain (loss) on investments		(207,264)	(167,564)	(129,365)	(304,559)	2,599,188	3,142,131	(761)	5,683
Change in unrealized gain (loss) on investments		1,920,003	426,452	666,102	442,142	3,966,549	10,086,527	3,194	(8,320)
Reinvested capital gains		-	-	-	-	6,029,123	2,459,240	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		1,821,895	291,930	555,882	130,635	15,051,026	21,334,255	2,374	(2,609)

Equity transactions:
Purchase payments received from contract owners (note 3)		215,317	256,700	34,265	71,184	34,390,441	52,967,680	(37)	6
Transfers between funds		(441,930)	677,860	(47,247)	(229,389)	8,560,480	13,901,530	46	22
Redemptions		(1,779,451)	(2,083,384)	(705,230)	(1,364,717)	(25,327,881)	(22,526,761)	-	28
Annuity benefits		(4,392)	(6,089)	-	-	(20,317)	(20,175)	(7,154)	(10,199)
Contract maintenance charges (note 2)		(8,185)	(8,911)	(744)	(851)	(1,302,626)	(680,505)	(10)	(28)
Contingent deferred sales charges (note 2)		(1,587)	(3,075)	(344)	(2,793)	(139,466)	(149,562)	1	-
Adjustments to maintain reserves		(115)	(151)	(179)	(100)	(2,637)	(864)	702	718

Net equity transactions		(2,020,343)	(1,167,050)	(719,479)	(1,526,666)	16,157,994	43,491,343	(6,452)	(9,453)

Net change in contract owners’ equity		(198,448)	(875,120)	(163,597)	(1,396,031)	31,209,020	64,825,598	(4,078)	(12,062)
Contract owners’ equity beginning of period		14,239,521	15,114,641	4,486,341	5,882,372	248,948,599	184,123,001	15,864	27,926

Contract owners’ equity end of period	$	14,041,073	14,239,521	4,322,744	4,486,341	280,157,619	248,948,599	11,786	15,864

CHANGES IN UNITS:
Beginning units		1,231,796	1,330,183	311,018	413,946	17,822,531	14,505,426	-	-
Units purchased		90,005	128,730	26,461	86,291	6,220,656	9,665,810	1	-
Units redeemed		(248,938)	(227,117)	(70,505)	(189,219)	(5,084,411)	(6,348,705)	(1)	-

Ending units		1,072,863	1,231,796	266,974	311,018	18,958,776	17,822,531	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVI3		ACVMV1		ACVMV2		ACVVS1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1)	-	51,925	2,357	228,614	(227,327)	(67)	(91)
Realized gain (loss) on investments		16	22	346,443	694,698	2,379,004	1,018,745	557	598
Change in unrealized gain (loss) on investments		7	(52)	201,214	(1,063,646)	3,403,599	(3,155,494)	279	(1,119)
Reinvested capital gains		-	-	387,583	185,964	3,920,363	1,585,878	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		22	(30)	987,165	(180,627)	9,931,580	(778,198)	769	(612)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	45	228,135	189,729	10,447,724	17,636,715	126	2
Transfers between funds		2	-	(43,046)	925,685	(2,918,193)	(2,679,815)	(129)	5
Redemptions		-	(45)	(726,541)	(862,824)	(5,092,553)	(4,793,574)	-	-
Annuity benefits		(94)	(103)	(656)	(640)	(37)	(84)	(478)	(1,823)
Contract maintenance charges (note 2)		(3)	-	(2,647)	(2,536)	(411,922)	(207,832)	3	(7)
Contingent deferred sales charges (note 2)		-	-	(1,162)	(2,708)	(48,980)	(44,011)	-	-
Adjustments to maintain reserves		1	5	(63)	(93)	(810)	(1,093)	(1,588)	(154)

Net equity transactions		(94)	(98)	(545,980)	246,613	1,975,229	9,910,306	(2,066)	(1,977)

Net change in contract owners’ equity		(72)	(128)	441,185	65,986	11,906,809	9,132,108	(1,297)	(2,589)
Contract owners’ equity beginning of period		164	292	6,839,115	6,773,129	68,625,858	59,493,750	5,367	7,956

Contract owners’ equity end of period	$	92	164	7,280,300	6,839,115	80,532,667	68,625,858	4,070	5,367

CHANGES IN UNITS:
Beginning units		-	-	580,082	563,062	4,998,981	4,240,631	-	-
Units purchased		-	3	149,808	261,720	1,305,989	2,268,662	25	-
Units redeemed		-	(3)	(191,944)	(244,700)	(1,182,993)	(1,510,312)	(25)	-

Ending units		-	-	537,946	580,082	5,121,977	4,998,981	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DVSCS		DCAP		DCAPS		DVDLS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(901,834)	(715,108)	861,777	88,867	1,628,192	(183,645)	(20,991)	(15,993)
Realized gain (loss) on investments		7,509,240	(276,231)	785,181	288,259	2,132,194	(110,160)	125,010	(90,792)
Change in unrealized gain (loss) on investments		1,100,457	774,737	1,435,033	1,830,568	3,769,940	4,605,397	163,956	24,240
Reinvested capital gains		2,917,328	180,331	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,625,191	(36,271)	3,081,991	2,207,694	7,530,326	4,311,592	267,975	(82,545)

Equity transactions:
Purchase payments received from contract owners (note 3)		7,923,579	9,800,455	643,284	618,614	19,707,743	25,092,202	5,477	37,029
Transfers between funds		(6,258,432)	2,114,625	3,741,571	7,034,816	2,687,388	18,920,480	(417,783)	187,005
Redemptions		(8,107,080)	(8,229,857)	(4,799,723)	(4,529,712)	(7,013,643)	(3,999,330)	(359,585)	(401,589)
Annuity benefits		(313)	(2,324)	(7,749)	(6,910)	-	-	(112)	(101)
Contract maintenance charges (note 2)		(256,742)	(169,159)	(15,502)	(14,563)	(530,592)	(181,858)	(300)	(294)
Contingent deferred sales charges (note 2)		(50,049)	(58,026)	(5,738)	(5,904)	(66,541)	(27,191)	(1,271)	(1,271)
Adjustments to maintain reserves		(1,382)	(1,196)	2,107	12,054	(751)	(770)	(79)	(69)

Net equity transactions		(6,750,419)	3,454,518	(441,750)	3,108,395	14,783,604	39,803,533	(773,653)	(179,290)

Net change in contract owners’ equity		3,874,772	3,418,247	2,640,241	5,316,089	22,313,930	44,115,125	(505,678)	(261,835)
Contract owners’ equity beginning of period		80,125,567	76,707,320	33,075,439	27,759,350	83,122,167	39,007,042	1,694,412	1,956,247

Contract owners’ equity end of period	$	84,000,339	80,125,567	35,715,680	33,075,439	105,436,097	83,122,167	1,188,734	1,694,412

CHANGES IN UNITS:
Beginning units		4,193,254	3,955,893	1,991,035	1,798,776	5,240,577	2,607,789	146,781	146,633
Units purchased		987,109	1,511,539	519,877	749,144	3,005,542	3,784,026	48,602	114,410
Units redeemed		(1,273,032)	(1,274,178)	(537,520)	(556,885)	(2,101,186)	(1,151,238)	(109,150)	(114,262)

Ending units		3,907,331	4,193,254	1,973,392	1,991,035	6,144,933	5,240,577	86,233	146,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		DGI		FCA2S		FQB		FQBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	11,807	(12,613)	(18,528)	(18,918)	303,594	470,850	966,412	1,680,237
Realized gain (loss) on investments		272,642	559,642	(6,920)	24,275	115,862	19,409	322,937	294,248
Change in unrealized gain (loss) on investments		1,724,328	(1,079,186)	64,439	(145,242)	468,008	(366,671)	1,740,874	(1,729,168)
Reinvested capital gains		-	-	90,844	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,008,777	(532,157)	129,835	(139,885)	887,464	123,588	3,030,223	245,317

Equity transactions:
Purchase payments received from contract owners (note 3)		171,784	288,573	19,902	50,248	178,719	274,242	360,517	821,277
Transfers between funds		(114,815)	(138,603)	(27,208)	(123,123)	726,570	134,938	(18,568)	(1,854,262)
Redemptions		(1,766,161)	(2,228,669)	(415,740)	(460,661)	(1,480,896)	(2,350,781)	(7,404,108)	(8,450,391)
Annuity benefits		(1,039)	(1,035)	-	-	-	-	-	-
Contract maintenance charges (note 2)		(8,740)	(9,826)	(249)	(308)	(4,222)	(4,784)	(14,704)	(14,937)
Contingent deferred sales charges (note 2)		(1,758)	(2,331)	(34)	(445)	(1,607)	(5,670)	(18,512)	(23,742)
Adjustments to maintain reserves		(41)	(24)	(73)	(109)	(100)	(80)	(425)	(609)

Net equity transactions		(1,720,770)	(2,091,915)	(423,402)	(534,398)	(581,536)	(1,952,135)	(7,095,800)	(9,522,664)

Net change in contract owners’ equity		288,007	(2,624,072)	(293,567)	(674,283)	305,928	(1,828,547)	(4,065,577)	(9,277,347)
Contract owners’ equity beginning of period		12,742,413	15,366,485	1,615,658	2,289,941	11,050,770	12,879,317	41,686,179	50,963,526

Contract owners’ equity end of period	$	13,030,420	12,742,413	1,322,091	1,615,658	11,356,698	11,050,770	37,620,602	41,686,179

CHANGES IN UNITS:
Beginning units		981,613	1,135,487	119,610	159,179	780,758	917,867	3,296,763	4,051,047
Units purchased		43,860	96,776	2,324	19,274	113,166	145,409	423,311	695,282
Units redeemed		(164,136)	(250,650)	(31,491)	(58,843)	(152,636)	(282,518)	(964,515)	(1,449,566)

Ending units		861,337	981,613	90,443	119,610	741,288	780,758	2,755,559	3,296,763

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FEIP		FVSS2		FHIP		FAMP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	5,610,995	3,752,131	(106,526)	(105,501)	2,164,468	2,936,013	206,570	838,178
Realized gain (loss) on investments		5,118,528	(6,158,939)	(327,900)	(1,200,981)	(1,137,947)	(1,128,421)	2,630,650	565,756
Change in unrealized gain (loss) on investments		17,134,098	1,793,459	2,502,330	183,667	5,297,401	(236,192)	11,166,603	(7,785,316)
Reinvested capital gains		21,013,230	-	-	-	-	-	1,009,102	726,738

Net increase (decrease) in contract owners’ equity resulting from operations		48,876,851	(613,349)	2,067,904	(1,122,815)	6,323,922	1,571,400	15,012,925	(5,654,644)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,115,420	4,700,575	105,320	145,427	(342)	(1)	1,286,309	1,485,500
Transfers between funds		(3,541,812)	(6,858,114)	(202,142)	(932,918)	(1,312,313)	(1,656,934)	(1,719,710)	(1,072,877)
Redemptions		(47,017,486)	(50,391,145)	(1,994,978)	(2,537,816)	(7,726,239)	(7,409,703)	(19,696,655)	(23,577,395)
Annuity benefits		(147,869)	(119,757)	(2,459)	-	(7,606)	(8,073)	(18,316)	(21,817)
Contract maintenance charges (note 2)		(175,351)	(194,347)	(1,654)	(1,942)	(27,731)	(31,022)	(84,834)	(95,037)
Contingent deferred sales charges (note 2)		(22,494)	(39,836)	(4,208)	(9,243)	(1,560)	(2,178)	(9,924)	(15,999)
Adjustments to maintain reserves		6,557	5,121	(1,119)	(1,143)	(4,690)	2,303	4,928	2,132

Net equity transactions		(46,783,035)	(52,897,503)	(2,101,240)	(3,337,635)	(9,080,481)	(9,105,608)	(20,238,202)	(23,295,493)

Net change in contract owners’ equity		2,093,816	(53,510,852)	(33,336)	(4,460,450)	(2,756,559)	(7,534,208)	(5,225,277)	(28,950,137)
Contract owners’ equity beginning of period		327,558,733	381,069,585	9,070,473	13,530,923	53,185,035	60,719,243	142,849,462	171,799,599

Contract owners’ equity end of period	$	329,652,549	327,558,733	9,037,137	9,070,473	50,428,476	53,185,035	137,624,185	142,849,462

CHANGES IN UNITS:
Beginning units		8,145,845	9,449,660	490,823	670,043	1,920,320	2,252,355	4,443,665	5,144,923
Units purchased		175,949	216,335	87,259	122,585	-	-	55,208	104,302
Units redeemed		(1,266,012)	(1,520,150)	(190,218)	(301,805)	(309,086)	(332,035)	(649,862)	(805,560)

Ending units		7,055,782	8,145,845	387,864	490,823	1,611,234	1,920,320	3,849,011	4,443,665

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FNRS2		FEI2		FF10S		FF10S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(643,731)	(668,151)	2,403,366	1,343,344	28,271	34,711	391,696	493,255
Realized gain (loss) on investments		(6,545,271)	(4,616,316)	(4,514,983)	(3,815,369)	159,227	(47,935)	(373,546)	(473,981)
Change in unrealized gain (loss) on investments		9,324,446	(2,120,730)	14,837,289	1,567,029	262,948	(112,430)	9,596,864	(2,752,125)
Reinvested capital gains		-	-	11,021,363	-	79,550	27,771	1,860,931	562,206

Net increase (decrease) in contract owners’ equity resulting from operations		2,135,444	(7,405,197)	23,747,035	(904,996)	529,996	(97,883)	11,475,945	(2,170,645)

Equity transactions:
Purchase payments received from contract owners (note 3)		8,409,524	9,238,333	22,748,996	32,702,178	53,652	474,351	25,539,421	33,209,999
Transfers between funds		(9,051,966)	9,987,356	(8,602,069)	(849,716)	614,060	542,711	6,235,816	(177,232)
Redemptions		(9,374,671)	(10,539,922)	(17,566,070)	(17,920,413)	(674,338)	(1,082,149)	(9,363,769)	(11,639,216)
Annuity benefits		(6,029)	(1,657)	(1,421)	(1,605)	(9,177)	(9,172)	-	-
Contract maintenance charges (note 2)		(14,262)	(15,977)	(696,198)	(377,245)	(2,050)	(2,493)	(932,769)	(495,735)
Contingent deferred sales charges (note 2)		(92,532)	(90,177)	(107,608)	11,854	(1,211)	(1,108)	(102,210)	(69,650)
Adjustments to maintain reserves		(884)	(1,488)	(1,818)	(6,108)	1,769	1,364	(508)	(654)

Net equity transactions		(10,130,820)	8,576,468	(4,226,188)	13,558,945	(17,295)	(76,496)	21,375,981	20,827,512

Net change in contract owners’ equity		(7,995,376)	1,171,271	19,520,847	12,653,949	512,701	(174,379)	32,851,926	18,656,867
Contract owners’ equity beginning of period		82,210,476	81,039,205	160,434,147	147,780,198	5,314,349	5,488,728	109,039,045	90,382,178

Contract owners’ equity end of period	$	74,215,100	82,210,476	179,954,994	160,434,147	5,827,050	5,314,349	141,890,971	109,039,045

CHANGES IN UNITS:
Beginning units		5,296,112	4,869,955	10,951,320	9,964,580	470,396	477,386	9,073,579	7,420,624
Units purchased		1,366,148	2,693,772	2,710,891	4,246,051	101,705	117,958	3,079,121	4,219,745
Units redeemed		(1,995,289)	(2,267,615)	(2,969,390)	(3,259,311)	(103,564)	(124,948)	(1,430,836)	(2,566,790)

Ending units		4,666,971	5,296,112	10,692,821	10,951,320	468,537	470,396	10,721,864	9,073,579

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FF20S		FF20S2		FF30S		FF30S2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	60,407	74,792	1,552,473	2,507,911	58,526	51,952	82,817	49,303
Realized gain (loss) on investments		254,922	(132,434)	(468,336)	(249,131)	(70,257)	(223,095)	(945,122)	(818,657)
Change in unrealized gain (loss) on investments		664,072	(219,877)	35,608,515	(13,474,393)	931,094	(144,597)	3,890,185	(526,674)
Reinvested capital gains		117,762	36,905	4,822,666	1,318,347	70,610	21,006	245,034	72,546

Net increase (decrease) in contract owners’ equity resulting from operations		1,097,163	(240,614)	41,515,318	(9,897,266)	989,973	(294,734)	3,272,914	(1,223,482)

Equity transactions:
Purchase payments received from contract owners (note 3)		280,293	527,904	58,023,162	136,211,288	590,216	639,682	3,455,517	2,424,041
Transfers between funds		388,740	1,119,499	5,076,979	7,602,875	519,884	470,807	161,991	1,850,153
Redemptions		(1,282,036)	(1,384,874)	(18,237,501)	(13,551,377)	(800,984)	(592,693)	(1,920,354)	(2,068,048)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		(4,458)	(4,652)	(3,504,859)	(1,732,675)	(4,854)	(4,666)	(5,308)	(5,120)
Contingent deferred sales charges (note 2)		(5,454)	(4,527)	(203,373)	(287,904)	(8,367)	(2,874)	(20,349)	(26,114)
Adjustments to maintain reserves		(68)	(60)	(551)	(1,547)	(80)	(71)	(306)	(257)

Net equity transactions		(622,983)	253,290	41,153,857	128,240,660	295,815	510,185	1,671,191	2,174,655

Net change in contract owners’ equity		474,180	12,676	82,669,175	118,343,394	1,285,788	215,451	4,944,105	951,173
Contract owners’ equity beginning of period		9,615,738	9,603,062	344,893,609	226,550,215	6,953,362	6,737,911	23,919,498	22,968,325

Contract owners’ equity end of period	$	10,089,918	9,615,738	427,562,784	344,893,609	8,239,150	6,953,362	28,863,603	23,919,498

CHANGES IN UNITS:
Beginning units		901,996	879,170	28,669,879	18,343,828	688,670	640,936	2,066,391	1,895,831
Units purchased		106,851	218,988	6,261,474	12,611,995	133,563	182,726	550,349	521,774
Units redeemed		(161,530)	(196,162)	(3,057,674)	(2,285,944)	(106,188)	(134,992)	(420,497)	(351,214)

Ending units		847,317	901,996	31,873,679	28,669,879	716,045	688,670	2,196,243	2,066,391

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FGP		FG2		FHIPR		FIGBS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,569,775)	(3,535,127)	(1,198,129)	(1,128,511)	1,134,381	1,226,818	235,075	510,999
Realized gain (loss) on investments		7,167,215	(1,173,028)	438,500	(2,380,823)	175,063	2,517,280	802,968	336,073
Change in unrealized gain (loss) on investments		37,988,759	971,173	12,187,378	499,281	1,457,588	(3,050,392)	(598,954)	(68,689)
Reinvested capital gains		-	1,253,598	-	269,866	-	-	721,816	748,306

Net increase (decrease) in contract owners’ equity resulting from operations		42,586,199	(2,483,384)	11,427,749	(2,740,187)	2,767,032	693,706	1,160,905	1,526,689

Equity transactions:
Purchase payments received from contract owners (note 3)		4,835,706	5,119,757	19,163,172	22,667,171	1,137,197	1,093,545	588,391	742,600
Transfers between funds		(6,962,662)	(2,105,085)	(12,811,696)	15,426,580	2,743,914	(805,093)	787,620	1,154,537
Redemptions		(47,928,988)	(48,833,620)	(9,642,019)	(8,808,539)	(3,177,947)	(4,028,947)	(3,784,877)	(5,238,408)
Annuity benefits		(79,318)	(101,221)	(1,896)	(2,541)	-	-	(4,806)	(4,711)
Contract maintenance charges (note 2)		(228,807)	(252,064)	(410,948)	(168,201)	(6,475)	(6,930)	(7,467)	(7,915)
Contingent deferred sales charges (note 2)		(34,652)	(48,400)	(120,765)	(57,518)	(3,290)	(5,867)	(4,675)	(9,296)
Adjustments to maintain reserves		6,006	6,997	(1,134)	(1,012)	(116)	(118)	(123)	(161)

Net equity transactions		(50,392,715)	(46,213,636)	(3,825,286)	29,055,940	693,283	(3,753,410)	(2,425,937)	(3,363,354)

Net change in contract owners’ equity		(7,806,516)	(48,697,020)	7,602,463	26,315,753	3,460,315	(3,059,704)	(1,265,032)	(1,836,665)
Contract owners’ equity beginning of period		328,397,293	377,094,313	89,168,898	62,853,145	22,040,608	25,100,312	27,791,661	29,628,326

Contract owners’ equity end of period	$	320,590,777	328,397,293	96,771,361	89,168,898	25,500,923	22,040,608	26,526,629	27,791,661

CHANGES IN UNITS:
Beginning units		6,680,291	7,616,804	6,092,294	4,203,897	1,853,305	2,166,797	2,042,324	2,303,690
Units purchased		142,612	295,614	2,397,744	4,471,418	1,183,024	1,500,256	379,339	567,398
Units redeemed		(1,081,866)	(1,232,127)	(2,566,496)	(2,583,021)	(1,135,107)	(1,813,748)	(553,786)	(828,764)

Ending units		5,741,037	6,680,291	5,923,542	6,092,294	1,901,222	1,853,305	1,867,877	2,042,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIGBP2		FMCS		FMC2		FOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,742,938	4,820,399	(202,662)	(376,801)	(2,900,851)	(3,911,084)	283,650	(1,666)
Realized gain (loss) on investments	3,406,579	4,890,312	1,995,541	107,758	(802,650)	(746,414)	669,340	1,333,032
Change in unrealized gain (loss) on investments	(155,049)	1,164,428	(581,637)	(3,524,647)	13,877,082	(26,848,523)	7,772,708	(12,839,256)
Reinvested capital gains	10,995,269	11,376,584	1,797,861	47,717	19,110,143	446,500	165,187	123,690

Net increase (decrease) in contract owners’ equity resulting from operations	15,989,737	22,251,723	3,009,103	(3,745,973)	29,283,724	(31,059,521)	8,890,885	(11,384,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	26,586,213	39,438,365	784,078	903,305	21,703,598	42,458,799	(26)	(1,426)
Transfers between funds	18,573,845	(37,805,528)	(2,197,048)	(3,036,006)	(16,454,217)	(14,591,118)	(1,014,830)	(1,420,251)
Redemptions	(56,140,506)	(52,077,080)	(3,744,054)	(4,359,851)	(25,223,259)	(27,644,953)	(6,571,168)	(7,892,930)
Annuity benefits	(13,475)	(12,927)	(5,473)	(3,447)	(16,644)	(15,970)	(6,027)	(10,007)
Contract maintenance charges (note 2)	(1,893,358)	(1,458,800)	(9,158)	(11,338)	(1,008,948)	(604,425)	(32,959)	(40,284)
Contingent deferred sales charges (note 2)	(288,524)	(394,334)	(5,018)	(11,075)	(193,281)	(251,942)	(640)	(2,030)
Adjustments to maintain reserves	(1,329)	(1,601)	(735)	1,196	(1,711)	1,959	510	358

Net equity transactions	(13,177,134)	(52,311,905)	(5,177,408)	(6,517,216)	(21,194,462)	(647,650)	(7,625,140)	(9,366,570)

Net change in contract owners’ equity	2,812,603	(30,060,182)	(2,168,305)	(10,263,189)	8,089,262	(31,707,171)	1,265,745	(20,750,770)
Contract owners’ equity beginning of period	394,783,413	424,843,595	24,925,334	35,188,523	233,235,701	264,942,872	49,649,942	70,400,712

Contract owners’ equity end of period	$397,596,016	394,783,413	22,757,029	24,925,334	241,324,963	233,235,701	50,915,687	49,649,942

CHANGES IN UNITS:
Beginning units	29,688,055	33,793,486	2,401,588	2,988,963	10,141,828	10,137,469	2,365,334	2,742,146
Units purchased	8,873,731	8,867,895	233,335	742,257	1,932,893	3,372,714	3	(67)
Units redeemed	(9,943,992)	(12,973,326)	(699,301)	(1,329,632)	(2,749,999)	(3,368,355)	(329,009)	(376,745)

Ending units	28,617,794	29,688,055	1,935,622	2,401,588	9,324,722	10,141,828	2,036,328	2,365,334

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOPR		FO2		FO2R		FVSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$141,761	(3,918)	6,374	(11,392)	112,847	(150,229)	(51,953)	(35,629)
Realized gain (loss) on investments	(1,511,158)	(626,677)	(40,773)	36,814	(4,777,350)	(4,155,340)	652,957	687,635
Change in unrealized gain (loss) on investments	5,438,720	(4,791,201)	444,109	(573,548)	14,314,528	(6,494,327)	790,190	(1,295,073)
Reinvested capital gains	78,550	58,558	7,823	7,011	201,418	108,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,147,873	(5,363,238)	417,533	(541,115)	9,851,443	(10,691,002)	1,391,194	(643,067)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,240,222	1,184,907	-	-	6,482,300	11,247,420	124,196	124,631
Transfers between funds	(743,248)	(1,170,848)	(16,780)	(78,252)	(2,727,268)	(1,957,303)	337,643	(674,304)
Redemptions	(3,421,426)	(5,184,489)	(427,734)	(867,520)	(4,653,331)	(5,549,915)	(991,793)	(1,045,709)
Annuity benefits	(1,566)	(1,713)	-	-	(1,059)	(1,092)	-	-
Contract maintenance charges (note 2)	(9,303)	(11,661)	(306)	(426)	(259,103)	(144,003)	(2,642)	(3,083)
Contingent deferred sales charges (note 2)	(3,927)	(12,640)	(50)	(805)	(31,779)	(51,729)	(610)	(2,028)
Adjustments to maintain reserves	66	194	15	(138)	(914)	(1,170)	(101)	22

Net equity transactions	(2,939,182)	(5,196,250)	(444,855)	(947,141)	(1,191,154)	3,542,208	(533,307)	(1,600,471)

Net change in contract owners’ equity	1,208,691	(10,559,488)	(27,322)	(1,488,256)	8,660,289	(7,148,794)	857,887	(2,243,538)
Contract owners’ equity beginning of period	22,952,788	33,512,276	2,423,876	3,912,132	53,055,648	60,204,442	5,721,382	7,964,920

Contract owners’ equity end of period	$24,161,479	22,952,788	2,396,554	2,423,876	61,715,937	53,055,648	6,579,269	5,721,382

CHANGES IN UNITS:
Beginning units	1,866,140	2,228,091	149,602	198,160	4,998,098	4,618,811	432,099	540,940
Units purchased	130,201	170,497	966	20,459	1,324,721	1,798,978	84,367	71,862
Units redeemed	(347,393)	(532,448)	(26,261)	(69,017)	(1,404,853)	(1,419,691)	(120,338)	(180,703)

Ending units	1,648,948	1,866,140	124,307	149,602	4,917,966	4,998,098	396,128	432,099

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,822,346	5,635,603	35,836	(32,734)	(1,171,890)	(1,443,578)	(31,878)	(170,829)
Realized gain (loss) on investments	(2,916,245)	(2,972,293)	2,477,217	1,514,217	16,268,277	12,258,988	(589,789)	(2,498,885)
Change in unrealized gain (loss) on investments	10,652,790	(1,686,046)	3,097,048	1,090,945	6,646,397	(16,606,531)	3,471,324	(3,115,486)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,558,891	977,264	5,610,101	2,572,428	21,742,784	(5,791,121)	2,849,657	(5,785,200)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,528,968	14,661,470	307,661	696,473	6,990,978	12,952,878	232,798	489,824
Transfers between funds	3,954,298	4,227,422	(2,052,014)	(1,644,548)	(19,216,758)	(3,952,355)	1,096,378	(522,461)
Redemptions	(17,263,941)	(16,432,264)	(10,974,687)	(13,391,190)	(18,117,281)	(18,480,749)	(3,062,546)	(3,472,143)
Annuity benefits	(26,978)	(25,365)	(10,740)	(10,552)	(2,580)	(7,838)	-	-
Contract maintenance charges (note 2)	(14,836)	(13,935)	(6,701)	(7,611)	(487,715)	(394,940)	(4,083)	(4,255)
Contingent deferred sales charges (note 2)	(118,004)	(85,474)	(21,378)	(51,403)	(117,332)	(123,239)	(12,185)	(21,146)
Adjustments to maintain reserves	(780)	2,313	(774)	(908)	(1,942)	(847)	(462)	(784)

Net equity transactions	5,058,727	2,334,167	(12,758,633)	(14,409,739)	(30,952,630)	(10,007,090)	(1,750,100)	(3,530,965)

Net change in contract owners’ equity	19,617,618	3,311,431	(7,148,532)	(11,837,311)	(9,209,846)	(15,798,211)	1,099,557	(9,316,165)
Contract owners’ equity beginning of period	131,123,063	127,811,632	60,344,570	72,181,881	149,938,988	165,737,199	26,345,988	35,662,153

Contract owners’ equity end of period	$150,740,681	131,123,063	53,196,038	60,344,570	140,729,142	149,938,988	27,445,545	26,345,988

CHANGES IN UNITS:
Beginning units	11,167,150	10,974,594	3,637,623	4,554,255	7,354,175	7,692,944	1,718,984	1,928,435
Units purchased	2,954,988	2,876,195	477,417	705,267	1,151,477	2,550,062	293,512	311,944
Units redeemed	(2,541,383)	(2,683,639)	(1,217,000)	(1,621,899)	(2,596,483)	(2,888,831)	(407,103)	(521,395)

Ending units	11,580,755	11,167,150	2,898,040	3,637,623	5,909,169	7,354,175	1,605,393	1,718,984

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TIF2		TIF3		FTVGI3		FTVFA2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	49,871	10,061	967,117	76,766	5,544,188	4,551,783	262,523	(310,427)
Realized gain (loss) on investments		22,237	163,587	2,496,917	509,671	648,807	1,453,221	540,184	790,311
Change in unrealized gain (loss) on investments		440,345	(639,255)	7,282,591	(9,760,218)	7,896,335	(9,649,489)	2,301,201	(1,269,714)
Reinvested capital gains		-	-	-	-	182,992	717,904	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		512,453	(465,607)	10,746,625	(9,173,781)	14,272,322	(2,926,581)	3,103,908	(789,830)

Equity transactions:
Purchase payments received from contract owners (note 3)		15	-	779,899	1,055,095	12,232,898	16,249,940	5,404,403	5,571,187
Transfers between funds		(97,066)	(161,355)	(2,677,303)	(1,453,018)	1,915,216	2,805,760	(580,343)	1,022,679
Redemptions		(484,716)	(1,209,944)	(7,997,509)	(7,582,065)	(13,298,766)	(12,747,147)	(1,453,754)	(1,010,480)
Annuity benefits		(341)	(311)	(2,336)	(2,410)	(32,588)	(20,543)	-	-
Contract maintenance charges (note 2)		(263)	(360)	(199,584)	(210,458)	(12,024)	(12,403)	(1,855)	(1,652)
Contingent deferred sales charges (note 2)		(156)	(2,035)	(41,950)	(52,615)	(63,484)	(48,687)	(13,762)	(4,108)
Adjustments to maintain reserves		(153)	(88)	(789)	(593)	(1,785)	(526)	(303)	(328)

Net equity transactions		(582,680)	(1,374,093)	(10,139,572)	(8,246,064)	739,467	6,226,394	3,354,386	5,577,298

Net change in contract owners’ equity		(70,227)	(1,839,700)	607,053	(17,419,845)	15,011,789	3,299,813	6,458,294	4,787,468
Contract owners’ equity beginning of period		3,474,765	5,314,465	70,448,463	87,868,308	106,737,652	103,437,839	21,662,279	16,874,811

Contract owners’ equity end of period	$	3,404,538	3,474,765	71,055,516	70,448,463	121,749,441	106,737,652	28,120,573	21,662,279

CHANGES IN UNITS:
Beginning units		196,259	264,742	5,613,198	6,154,147	6,648,136	6,305,385	2,438,014	1,840,165
Units purchased		408	20,816	510,931	657,527	1,606,250	2,441,844	782,997	1,066,363
Units redeemed		(31,530)	(89,299)	(1,266,742)	(1,198,476)	(1,551,884)	(2,099,093)	(430,387)	(468,514)

Ending units		165,137	196,259	4,857,387	5,613,198	6,702,502	6,648,136	2,790,624	2,438,014

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMTB		AMTG		AMTP		AMFAS
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	2,138,107	3,714,429	(183)	(193)	(128)	(310)	(58,692)	(82,712)
Realized gain (loss) on investments		(6,292,415)	(6,287,137)	232	6,699	1,306	5,416	32,910	728,680
Change in unrealized gain (loss) on investments		9,166,168	(30,885)	1,299	(6,526)	1,381	(6,876)	346,122	(869,758)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		5,011,860	(2,603,593)	1,348	(20)	2,559	(1,770)	320,340	(223,790)

Equity transactions:
Purchase payments received from contract owners (note 3)		6,420,090	12,662,100	(94)	(719)	(113)	(7,448)	20,770	103,795
Transfers between funds		6,399,749	(9,337,382)	(45)	841	(233)	(24,671)	(614,494)	(919,169)
Redemptions		(31,235,201)	(29,093,636)	1	(8,398)	1	(6)	(543,418)	(957,732)
Annuity benefits		(19,797)	(56,488)	(2,519)	(5,421)	(1,898)	(2,893)	-	-
Contract maintenance charges (note 2)		(634,481)	(547,113)	137	(49)	234	(12)	(1,362)	(1,466)
Contingent deferred sales charges (note 2)		(109,462)	(171,683)	-	-	-	-	(2,399)	(2,207)
Adjustments to maintain reserves		(1,872)	(2,277)	1,456	1,376	(5,581)	951	(212)	(307)

Net equity transactions		(19,180,974)	(26,546,479)	(1,064)	(12,370)	(7,590)	(34,079)	(1,141,115)	(1,777,086)

Net change in contract owners’ equity		(14,169,114)	(29,150,072)	284	(12,390)	(5,031)	(35,849)	(820,775)	(2,000,876)
Contract owners’ equity beginning of period		171,395,888	200,545,960	12,930	25,320	17,206	53,055	4,222,440	6,223,316

Contract owners’ equity end of period	$	157,226,774	171,395,888	13,214	12,930	12,175	17,206	3,401,665	4,222,440

CHANGES IN UNITS:
Beginning units		15,352,684	18,038,619	5	153	-	999	335,319	480,243
Units purchased		4,150,707	4,081,983	17	-	3	1	73,848	450,321
Units redeemed		(5,960,527)	(6,767,918)	(17)	(148)	(3)	(1,000)	(156,707)	(595,245)

Ending units		13,542,864	15,352,684	5	5	-	-	252,460	335,319

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMSRS		OVMS		OVB		OVGS3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(329,844)	(363,459)	2,830	468,616	1,232,762	1,791,960	404,306	(5,284)
Realized gain (loss) on investments	(643,106)	(832,132)	(2,325,747)	(1,167,336)	(2,827,125)	(3,308,468)	382,645	1,249,806
Change in unrealized gain (loss) on investments	3,383,957	(354,006)	6,415,498	540,337	4,541,965	4,069,721	8,352,205	(6,641,561)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,411,007	(1,549,597)	4,092,581	(158,383)	2,947,602	2,553,213	9,139,156	(5,397,039)

Equity transactions:
Purchase payments received from contract owners (note 3)	279,030	718,330	438,062	398,729	606,005	559,852	1,870,495	2,422,146
Transfers between funds	(2,851,772)	158,409	(928,698)	(939,428)	(885,888)	(546,661)	(527,435)	(1,254,206)
Redemptions	(3,380,948)	(4,052,911)	(6,959,169)	(6,426,728)	(5,610,540)	(6,650,841)	(8,226,767)	(10,907,147)
Annuity benefits	(15,651)	(7,046)	(5,859)	(12,018)	(7,036)	(8,726)	(9,665)	(10,229)
Contract maintenance charges (note 2)	(9,599)	(10,322)	(23,036)	(25,683)	(17,132)	(19,464)	(20,188)	(24,172)
Contingent deferred sales charges (note 2)	(11,655)	(24,315)	(3,505)	(7,243)	(4,012)	(10,633)	(17,662)	(34,522)
Adjustments to maintain reserves	(226)	6,944	(345)	(271)	2,572	3,028	(183)	7

Net equity transactions	(5,990,821)	(3,210,911)	(7,482,550)	(7,012,642)	(5,916,031)	(6,673,445)	(6,931,405)	(9,808,123)

Net change in contract owners’ equity	(3,579,814)	(4,760,508)	(3,389,969)	(7,171,025)	(2,968,429)	(4,120,232)	2,207,751	(15,205,162)
Contract owners’ equity beginning of period	27,587,567	32,348,075	40,877,855	48,048,880	36,128,352	40,248,584	49,952,032	65,157,194

Contract owners’ equity end of period	$24,007,753	27,587,567	37,487,886	40,877,855	33,159,923	36,128,352	52,159,783	49,952,032

CHANGES IN UNITS:
Beginning units	1,804,517	2,033,231	1,737,854	2,027,729	2,055,734	2,443,496	2,572,768	3,037,983
Units purchased	106,239	415,960	29,750	27,873	89,669	106,922	202,630	243,705
Units redeemed	(477,977)	(644,674)	(333,489)	(317,748)	(409,073)	(494,684)	(529,487)	(708,920)

Ending units	1,432,779	1,804,517	1,434,115	1,737,854	1,736,330	2,055,734	2,245,911	2,572,768

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGS4		OVGS		OVGSS		OVGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	284,545	(289,026)	838,765	(28,433)	35,793	(28,966)	(39,270)	(53,651)
Realized gain (loss) on investments		(1,677,194)	(593,653)	7,742,844	9,155,029	151,570	277,223	240,657	140,383
Change in unrealized gain (loss) on investments		12,162,381	(6,028,612)	9,963,594	(19,988,626)	1,098,903	(1,062,068)	1,504,611	(263,162)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		10,769,732	(6,911,291)	18,545,203	(10,862,030)	1,286,266	(813,811)	1,705,998	(176,430)

Equity transactions:
Purchase payments received from contract owners (note 3)		4,702,765	5,312,978	9,330	3,819	(9,656)	44	485,575	330,574
Transfers between funds		516,047	(1,193,244)	(3,162,900)	(3,571,171)	(145,912)	(341,334)	168,301	(155,476)
Redemptions		(8,629,965)	(8,007,480)	(13,011,205)	(14,592,300)	(1,083,894)	(1,749,994)	(2,199,460)	(1,710,986)
Annuity benefits		(13,550)	(4,217)	(19,383)	(31,173)	-	-	(3,985)	(10,101)
Contract maintenance charges (note 2)		(7,483)	(8,438)	(47,414)	(55,550)	(702)	(982)	(7,428)	(8,047)
Contingent deferred sales charges (note 2)		(66,157)	(62,164)	(2,263)	(5,031)	(833)	(983)	(4,356)	(4,289)
Adjustments to maintain reserves		(1,100)	4,842	4,417	644	(98)	(233)	(482)	198

Net equity transactions		(3,499,443)	(3,957,723)	(16,229,418)	(18,250,762)	(1,241,095)	(2,093,482)	(1,561,835)	(1,558,127)

Net change in contract owners’ equity		7,270,289	(10,869,014)	2,315,785	(29,112,792)	45,171	(2,907,293)	144,163	(1,734,557)
Contract owners’ equity beginning of period		60,672,239	71,541,253	102,385,540	131,498,332	7,361,088	10,268,381	11,224,428	12,958,985

Contract owners’ equity end of period	$	67,942,528	60,672,239	104,701,325	102,385,540	7,406,259	7,361,088	11,368,591	11,224,428

CHANGES IN UNITS:
Beginning units		4,665,467	4,965,773	2,816,110	3,271,262	368,092	466,144	1,223,602	1,392,924
Units purchased		1,031,896	880,059	21	77	4,511	45,732	244,973	128,555
Units redeemed		(1,306,887)	(1,180,365)	(410,332)	(455,229)	(62,212)	(143,784)	(393,952)	(297,877)

Ending units		4,390,476	4,665,467	2,405,799	2,816,110	310,391	368,092	1,074,623	1,223,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGIS		OVSC		OVSCS		OVAG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,229,612)	(2,581,367)	(33,444)	(30,238)	(674,151)	(551,854)	(139,831)	(148,752)
Realized gain (loss) on investments		(467,277)	(10,516,619)	346,914	582,351	5,013,335	2,622,797	154,044	(121,631)
Change in unrealized gain (loss) on investments		32,867,877	9,101,558	315,018	(782,465)	3,353,514	(3,413,977)	1,469,772	(102,654)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		30,170,988	(3,996,428)	628,488	(230,352)	7,692,698	(1,343,034)	1,483,985	(373,037)

Equity transactions:
Purchase payments received from contract owners (note 3)		10,012,198	12,706,693	147,811	212,703	6,126,148	8,540,960	359,190	346,842
Transfers between funds		(21,944,982)	(11,850,584)	116,320	515,063	(5,702,213)	940,489	(625,607)	1,955,345
Redemptions		(28,592,025)	(28,437,308)	(478,181)	(553,693)	(4,609,469)	(4,122,193)	(1,787,726)	(1,579,753)
Annuity benefits		(1,747)	(1,497)	(478)	(468)	(6,806)	(1,649)	-	-
Contract maintenance charges (note 2)		(900,005)	(785,314)	(1,459)	(1,401)	(175,300)	(99,384)	(7,212)	(7,690)
Contingent deferred sales charges (note 2)		(175,848)	(223,529)	(2,985)	(1,503)	(48,828)	(30,136)	(3,556)	(4,498)
Adjustments to maintain reserves		(1,276)	(1,037)	(59)	(106)	(738)	2,128	(85)	187

Net equity transactions		(41,603,685)	(28,592,576)	(219,031)	170,595	(4,417,206)	5,230,215	(2,064,996)	710,433

Net change in contract owners’ equity		(11,432,697)	(32,589,004)	409,457	(59,757)	3,275,492	3,887,181	(581,011)	337,396
Contract owners’ equity beginning of period		216,342,816	248,931,820	4,008,007	4,067,764	50,045,477	46,158,296	10,183,980	9,846,584

Contract owners’ equity end of period	$	204,910,119	216,342,816	4,417,464	4,008,007	53,320,969	50,045,477	9,602,969	10,183,980

CHANGES IN UNITS:
Beginning units		15,287,929	17,274,630	420,119	411,283	2,533,954	2,225,257	1,900,617	1,833,474
Units purchased		2,364,421	2,902,651	141,004	259,814	658,285	968,998	248,115	1,209,307
Units redeemed		(5,068,500)	(4,889,352)	(163,498)	(250,978)	(857,474)	(660,301)	(589,321)	(1,142,164)

Ending units		12,583,850	15,287,929	397,625	420,119	2,334,765	2,533,954	1,559,411	1,900,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVSB		OVSBS		PMVAAD		PMVFAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,479)	-	(23,537)	-	423,540	-	813,476	88,420
Realized gain (loss) on investments	285	-	2,879	-	9,812	-	535,080	610,773
Change in unrealized gain (loss) on investments	11,186	-	151,271	-	153,142	-	(1,086,348)	425,383
Reinvested capital gains	-	-	-	-	-	-	518,077	73,207

Net increase (decrease) in contract owners’ equity resulting from operations	9,992	-	130,613	-	586,494	-	780,285	1,197,783

Equity transactions:
Purchase payments received from contract owners (note 3)	1,434	-	86,858	-	8,200,329	-	3,077,251	4,148,576
Transfers between funds	723,779	-	9,056,879	-	11,678,994	-	(1,730,044)	2,732,798
Redemptions	(44,585)	-	(394,761)	-	(582,275)	-	(2,237,273)	(2,655,456)
Annuity benefits	-	-	(22)	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(216)	-	(234)	-	(1,799)	(1,604)
Contingent deferred sales charges (note 2)	(91)	-	(213)	-	(1,651)	-	(16,841)	(7,003)
Adjustments to maintain reserves	(23)	-	1,121	-	(116)	-	509	(1,339)

Net equity transactions	680,488	-	8,749,646	-	19,295,047	-	(908,197)	4,215,972

Net change in contract owners’ equity	690,480	-	8,880,259	-	19,881,541	-	(127,912)	5,413,755
Contract owners’ equity beginning of period	-	-	-	-	-	-	22,970,486	17,556,731

Contract owners’ equity end of period	$690,480	-	8,880,259	-	19,881,541	-	22,842,574	22,970,486

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	1,837,753	1,500,572
Units purchased	74,231	-	942,718	-	2,001,065	-	542,041	1,265,349
Units redeemed	(6,244)	-	(67,807)	-	(126,395)	-	(616,270)	(928,168)

Ending units	67,987	-	874,911	-	1,874,670	-	1,763,524	1,837,753

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVLAD		PMVTRD		PVGIB		PVTIGB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$650,680	(129,068)	1,150,784	245,053	7,139	(7,543)	2,738	10,953
Realized gain (loss) on investments	924,447	485,376	57,378	(2,822)	(333,740)	(606,386)	(52,884)	(32,882)
Change in unrealized gain (loss) on investments	10,401,166	(2,419,505)	3,860,783	(970,242)	733,390	437,749	117,212	(67,628)
Reinvested capital gains	-	-	3,544,898	835,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,976,293	(2,063,197)	8,613,843	107,906	406,789	(176,180)	67,066	(89,557)

Equity transactions:
Purchase payments received from contract owners (note 3)	57,926,661	71,828,103	77,913,355	43,402,248	9,751	25,101	-	-
Transfers between funds	37,544,311	14,125,276	51,435,830	22,982,635	194,965	(84,556)	-	(31,881)
Redemptions	(28,981,984)	(26,147,617)	(8,870,608)	(1,119,580)	(525,768)	(709,127)	(100,889)	(137,736)
Annuity benefits	(637)	(572)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,784,357)	(913,678)	(646,959)	(27,481)	(537)	(554)	(80)	(82)
Contingent deferred sales charges (note 2)	(238,752)	(199,377)	(53,861)	(8,887)	(427)	(2,302)	(117)	(16)
Adjustments to maintain reserves	5,603	(5,964)	(2,687)	(9,593)	(112)	(259)	3	(67)

Net equity transactions	64,470,845	58,686,171	119,775,070	65,219,342	(322,128)	(771,697)	(101,083)	(169,782)

Net change in contract owners’ equity	76,447,138	56,622,974	128,388,913	65,327,248	84,661	(947,877)	(34,017)	(259,339)
Contract owners’ equity beginning of period	260,585,570	203,962,596	65,327,248	-	2,559,811	3,507,688	366,694	626,033

Contract owners’ equity end of period	$337,032,708	260,585,570	193,716,161	65,327,248	2,644,472	2,559,811	332,677	366,694

CHANGES IN UNITS:
Beginning units	23,171,669	18,042,359	6,540,321	-	212,998	275,411	28,337	39,549
Units purchased	12,794,621	13,186,257	14,394,072	7,565,330	53,761	52,419	-	1,067
Units redeemed	(7,193,529)	(8,056,947)	(2,947,189)	(1,025,009)	(79,139)	(114,832)	(6,862)	(12,279)

Ending units	28,772,761	23,171,669	17,987,204	6,540,321	187,620	212,998	21,475	28,337

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVTVB		ACEG2		VYDS		TRHS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(27,274)	(59,022)	(57,829)	-	(1,077)	(3,072)	(686,038)	(205,865)
Realized gain (loss) on investments	79,673	379,283	(41,285)	-	(803)	(57,508)	1,426,849	191,366
Change in unrealized gain (loss) on investments	251,531	(1,159,581)	(141,196)	-	53,047	16,550	7,738,204	(811,736)
Reinvested capital gains	-	-	-	-	-	-	1,043,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	303,930	(839,320)	(240,310)	-	51,167	(44,030)	9,522,409	(826,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	17,484	1,816	34,233	-	-	26,609	6,864,457	3,367,389
Transfers between funds	(484,432)	277,956	6,023,242	-	-	(102,794)	17,709,653	22,636,118
Redemptions	(850,541)	(521,357)	(533,933)	-	(8,675)	(58,353)	(5,022,033)	(1,226,618)
Annuity benefits	-	-	(230)	-	-	-	-	-
Contract maintenance charges (note 2)	(417)	(470)	(1,113)	-	(114)	(135)	(6,266)	(1,538)
Contingent deferred sales charges (note 2)	(515)	(1,159)	(3,066)	-	(110)	(27)	(37,225)	(8,818)
Adjustments to maintain reserves	(104)	(110)	(225)	-	(44)	(7)	(492)	(752)

Net equity transactions	(1,318,525)	(243,324)	5,518,908	-	(8,943)	(134,707)	19,508,094	24,765,781

Net change in contract owners’ equity	(1,014,595)	(1,082,644)	5,278,598	-	42,224	(178,737)	29,030,503	23,939,546
Contract owners’ equity beginning of period	2,914,393	3,997,037	-	-	348,002	526,739	27,116,053	3,176,507

Contract owners’ equity end of period	$1,899,798	2,914,393	5,278,598	-	390,226	348,002	56,146,556	27,116,053

CHANGES IN UNITS:
Beginning units	221,728	248,463	-	-	27,442	38,329	2,368,928	301,680
Units purchased	41,612	137,865	644,750	-	504	2,805	3,369,395	3,364,199
Units redeemed	(135,355)	(164,600)	(96,695)	-	(1,165)	(13,692)	(1,939,336)	(1,296,951)

Ending units	127,985	221,728	548,055	-	26,781	27,442	3,798,987	2,368,928

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAS		VWBF		VWEM		VWHA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(10,034)	-	59,211	799,031	(324,663)	(45,550)	(354,736)	(32,427)
Realized gain (loss) on investments	(2,703)	-	(133,179)	(112,445)	(1,519,560)	(2,137,349)	1,552,201	2,234,334
Change in unrealized gain (loss) on investments	403,566	-	460,132	(151,075)	6,660,836	(3,557,569)	(5,574,871)	(8,124,985)
Reinvested capital gains	109,899	-	158,772	243,995	-	-	2,563,706	407,783

Net increase (decrease) in contract owners’ equity resulting from operations	500,728	-	544,936	779,506	4,816,613	(5,740,468)	(1,813,700)	(5,515,295)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,829,063	-	241,875	13,537	251,121	-	(4,763)	1,406
Transfers between funds	8,816,346	-	5,194,049	(302,294)	13,236,597	(1,046,520)	48,728,869	(819,801)
Redemptions	(323,417)	-	(2,154,877)	(1,346,118)	(2,658,659)	(2,366,960)	(6,903,459)	(2,636,150)
Annuity benefits	-	-	(4,111)	(3,534)	(5,816)	(6,448)	(2,526)	(3,053)
Contract maintenance charges (note 2)	(330)	-	(6,423)	(6,255)	(10,527)	(10,017)	(17,229)	(13,419)
Contingent deferred sales charges (note 2)	(1,373)	-	(648)	(215)	(601)	(1,176)	(20,225)	(422)
Adjustments to maintain reserves	(457,932)	-	(77)	934	(24,273)	1,004	(7,662)	427

Net equity transactions	12,862,357	-	3,269,788	(1,643,945)	10,787,842	(3,430,117)	41,773,005	(3,471,012)

Net change in contract owners’ equity	13,363,085	-	3,814,724	(864,439)	15,604,455	(9,170,585)	39,959,305	(8,986,307)
Contract owners’ equity beginning of period	-	-	11,420,517	12,284,956	14,809,682	23,980,267	25,097,845	34,084,152

Contract owners’ equity end of period	$13,363,085	-	15,235,241	11,420,517	30,414,137	14,809,682	65,057,150	25,097,845

CHANGES IN UNITS:
Beginning units	-	-	445,923	511,066	797,445	946,130	552,304	619,064
Units purchased	1,652,401	-	225,585	-	684,367	-	3,361,341	1
Units redeemed	(264,318)	-	(95,420)	(65,143)	(203,948)	(148,685)	(939,633)	(66,761)

Ending units	1,388,083	-	576,088	445,923	1,277,864	797,445	2,974,012	552,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		WRHIP		WRMCG		WRPCP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(484,688)	(500,298)	(107,253)	-	(30,622)	-	5,695	(1,047)
Realized gain (loss) on investments	898,488	1,577,566	107,527	-	(9,484)	-	(731)	(10,031)
Change in unrealized gain (loss) on investments	16,358,539	(10,208,797)	898,489	-	359,730	-	39,608	(3,265)
Reinvested capital gains	-	-	-	-	12,611	-	35,666	652

Net increase (decrease) in contract owners’ equity resulting from operations	16,772,339	(9,131,529)	898,763	-	332,235	-	80,238	(13,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	27,771,220	27,069,234	7,623,244	-	3,733,672	-	1,425,542	933,390
Transfers between funds	(5,500,167)	8,920,842	17,830,308	-	3,451,334	-	(95,454)	87,869
Redemptions	(10,518,864)	(10,852,045)	(1,056,839)	-	(55,444)	-	(99,096)	(877)
Annuity benefits	(636)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(9,215)	(8,908)	(458)	-	(7,565)	-	(6,543)	-
Contingent deferred sales charges (note 2)	(109,596)	(66,987)	(195)	-	(6)	-	-	-
Adjustments to maintain reserves	(913)	606	(141)	-	(131)	-	(6)	1

Net equity transactions	11,631,829	25,062,742	24,395,919	-	7,121,860	-	1,224,443	1,020,383

Net change in contract owners’ equity	28,404,168	15,931,213	25,294,682	-	7,454,095	-	1,304,681	1,006,692
Contract owners’ equity beginning of period	93,728,667	77,797,454	-	-	-	-	1,006,692	-

Contract owners’ equity end of period	$122,132,835	93,728,667	25,294,682	-	7,454,095	-	2,311,373	1,006,692

CHANGES IN UNITS:
Beginning units	8,101,468	6,143,715	-	-	-	-	92,333	-
Units purchased	3,371,154	4,827,421	2,872,915	-	777,372	-	124,130	103,588
Units redeemed	(2,469,020)	(2,869,668)	(528,836)	-	(35,696)	-	(17,444)	(11,255)

Ending units	9,003,602	8,101,468	2,344,079	-	741,676	-	199,019	92,333

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRPMP		WRPMAP		WRPMCP		SVDF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	31,696	4,002	58,514	29,602	9,202	(202)	(524)	(468)
Realized gain (loss) on investments		(3,223)	(2,911)	(24,782)	(26,852)	(2,822)	(9,500)	1,166	2,076
Change in unrealized gain (loss) on investments		501,688	(63,776)	1,295,887	(755,920)	126,062	(12,010)	4,931	(1,575)
Reinvested capital gains		196,645	15,295	441,576	107,545	66,185	3,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		726,806	(47,390)	1,771,195	(645,625)	198,627	(17,762)	5,573	33

Equity transactions:
Purchase payments received from contract owners (note 3)		11,312,462	4,782,149	12,612,480	14,337,201	3,673,867	1,661,641	(33)	2,363
Transfers between funds		376,320	(24,265)	(88,336)	(16,720)	16,660	15,628	(23)	1,016
Redemptions		(145,808)	(61,827)	(533,802)	(68,113)	(172,146)	(28,126)	-	-
Annuity benefits		-	-	-	-	-	-	(3,564)	(7,427)
Contract maintenance charges (note 2)		(34,013)	(255)	(91,814)	(123)	(10,326)	(93)	52	(279)
Contingent deferred sales charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(14)	1	(27)	(5)	(15)	(2)	41	3

Net equity transactions		11,508,947	4,695,803	11,898,501	14,252,240	3,508,040	1,649,048	(3,527)	(4,324)

Net change in contract owners’ equity		12,235,753	4,648,413	13,669,696	13,606,615	3,706,667	1,631,286	2,046	(4,291)
Contract owners’ equity beginning of period		4,676,395	27,982	13,606,615	-	1,631,286	-	35,590	39,881

Contract owners’ equity end of period	$	16,912,148	4,676,395	27,276,311	13,606,615	5,337,953	1,631,286	37,636	35,590

CHANGES IN UNITS:
Beginning units		424,157	2,491	1,230,558	-	148,360	-	74	-
Units purchased		997,291	428,766	1,064,633	1,255,458	319,088	150,962	1	15
Units redeemed		(15,327)	(7,100)	(60,162)	(24,900)	(17,841)	(2,602)	(1)	59

Ending units		1,406,121	424,157	2,235,029	1,230,558	449,607	148,360	74	74

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SVOF		WFVSCG		WFVSMV		WFVTRB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(3,191)	(3,414)	(539,310)	(423,134)	(19)	(38)	589	4,038
Realized gain (loss) on investments		8,799	26,894	1,172,522	1,060,262	(581)	(493)	321	224
Change in unrealized gain (loss) on investments		27,797	(42,438)	(589,315)	(2,072,670)	1,613	(273)	7,550	3,548
Reinvested capital gains		91	-	1,636,874	-	-	-	5,572	11,330

Net increase (decrease) in contract owners’ equity resulting from operations		33,496	(18,958)	1,680,771	(1,435,542)	1,013	(804)	14,032	19,140

Equity transactions:
Purchase payments received from contract owners (note 3)		(163)	(14,154)	5,844,284	8,919,613	-	-	-	-
Transfers between funds		(232)	(35,273)	(3,083,002)	(1,588,741)	(810)	521	-	-
Redemptions		(25)	-	(2,750,446)	(1,984,912)	(1,096)	(1,178)	-	-
Annuity benefits		(22,836)	(32,222)	-	-	-	-	-	-
Contract maintenance charges (note 2)		419	(44)	(151,750)	(72,105)	-	-	-	-
Contingent deferred sales charges (note 2)		1	-	(42,508)	(9,935)	-	-	-	-
Adjustments to maintain reserves		(1,035)	(3,052)	(544)	(792)	2	(2)	(3)	(3)

Net equity transactions		(23,871)	(84,745)	(183,966)	5,263,128	(1,904)	(659)	(3)	(3)

Net change in contract owners’ equity		9,625	(103,703)	1,496,805	3,827,586	(891)	(1,463)	14,029	19,137
Contract owners’ equity beginning of period		246,624	350,327	30,844,147	27,016,561	8,299	9,762	293,570	274,433

Contract owners’ equity end of period	$	256,249	246,624	32,340,952	30,844,147	7,408	8,299	307,599	293,570

CHANGES IN UNITS:
Beginning units		-	836	2,029,850	1,674,122	951	1,026	21,348	21,348
Units purchased		9	-	992,569	1,334,492	57	106	-	-
Units redeemed		(9)	(836)	(1,015,850)	(978,764)	(255)	(181)	-	-

Ending units		-	-	2,006,569	2,029,850	753	951	21,348	21,348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFVOG2		JAGTS2		JAIGS2		VFMG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(857)	(966)	(64,891)	(173,645)	(442,260)	(1,348,124)	(16,521)	6,690
Realized gain (loss) on investments	3,068	1,091	814,110	2,046,500	2,355,718	(4,635,315)	(289,770)	(70,855)
Change in unrealized gain (loss) on investments	3,305	(5,183)	1,264,910	(3,189,059)	8,375,770	(42,385,904)	349,749	(196,359)
Reinvested capital gains	3,480	541	-	-	-	1,249,495	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,996	(4,517)	2,014,129	(1,316,204)	10,289,228	(47,119,848)	43,458	(260,524)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	733,950	2,624,036	1,407,453	9,127,376	6,578	76,042
Transfers between funds	-	(5,242)	(12,984,772)	926,695	(90,931,903)	(28,839,426)	(2,952,809)	(61,810)
Redemptions	(11,463)	(1,225)	(694,552)	(1,766,216)	(4,009,784)	(15,391,266)	(407,306)	(513,298)
Annuity benefits	-	-	-	-	(7,132)	(13,264)	-	-
Contract maintenance charges (note 2)	(10)	(18)	(968)	(2,855)	(6,854)	(25,707)	(1,246)	(1,595)
Contingent deferred sales charges (note 2)	-	-	(706)	(4,444)	(22,974)	(69,170)	(3)	(924)
Adjustments to maintain reserves	(18)	10	25	(509)	101,705	5,919	(26)	(27)

Net equity transactions	(11,491)	(6,475)	(12,947,023)	1,776,707	(93,469,489)	(35,205,538)	(3,354,812)	(501,612)

Net change in contract owners’ equity	(2,495)	(10,992)	(10,932,894)	460,503	(83,180,261)	(82,325,386)	(3,311,354)	(762,136)
Contract owners’ equity beginning of period	51,038	62,030	10,932,894	10,472,391	83,180,261	165,505,647	3,311,354	4,073,490

Contract owners’ equity end of period	$48,543	51,038	-	10,932,894	-	83,180,261	-	3,311,354

CHANGES IN UNITS:
Beginning units	4,361	4,925	921,943	765,556	4,453,401	5,924,822	293,739	334,971
Units purchased	851	-	489,186	1,121,150	327,316	1,029,521	59,437	57,319
Units redeemed	(1,719)	(564)	(1,411,129)	(964,763)	(4,780,717)	(2,500,942)	(353,176)	(98,551)

Ending units	3,493	4,361	-	921,943	-	4,453,401	-	293,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVCA2		AVCD2		VWBFR		VWEMR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,047)	(112,786)	(126,084)	(425,704)	100,163	398,577	(59,389)	(11,913)
Realized gain (loss) on investments	(342,665)	(114,742)	5,254,486	(4,005,304)	79,263	(16,148)	2,130,804	1,458,164
Change in unrealized gain (loss) on investments	1,202,582	(401,054)	(2,195,190)	2,139,793	(149,144)	(133,246)	90,670	(6,253,902)
Reinvested capital gains	-	-	-	-	78,829	121,547	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	827,870	(628,582)	2,933,212	(2,291,215)	109,111	370,730	2,162,085	(4,807,651)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,827	81,949	855,153	4,465,249	38,040	167,392	53,174	617,855
Transfers between funds	(6,145,979)	(106,757)	(25,619,835)	220,884	(5,709,062)	344,874	(13,180,281)	(5,284,411)
Redemptions	(408,004)	(1,058,709)	(923,202)	(2,512,531)	(267,811)	(1,032,678)	(445,831)	(2,461,309)
Annuity benefits	(371)	(1,230)	-	-	-	-	(726)	(4,040)
Contract maintenance charges (note 2)	(729)	(2,531)	(30,995)	(73,499)	(549)	(1,582)	(1,688)	(5,154)
Contingent deferred sales charges (note 2)	(289)	(5,308)	(5,566)	(28,125)	(225)	(547)	(867)	(1,943)
Adjustments to maintain reserves	1,187	(384)	124	(734)	167	(1,034)	20,876	146

Net equity transactions	(6,537,358)	(1,092,970)	(25,724,321)	2,071,244	(5,939,440)	(523,575)	(13,555,343)	(7,138,856)

Net change in contract owners’ equity	(5,709,488)	(1,721,552)	(22,791,109)	(219,971)	(5,830,329)	(152,845)	(11,393,258)	(11,946,507)
Contract owners’ equity beginning of period	5,709,488	7,431,040	22,791,109	23,011,080	5,830,329	5,983,174	11,393,258	23,339,765

Contract owners’ equity end of period	$-	5,709,488	-	22,791,109	-	5,830,329	-	11,393,258

CHANGES IN UNITS:
Beginning units	490,830	579,187	1,414,528	1,298,000	399,375	437,415	551,256	827,950
Units purchased	49,715	92,123	97,446	846,862	15,686	89,462	51,001	119,749
Units redeemed	(540,545)	(180,480)	(1,511,974)	(730,334)	(415,061)	(127,502)	(602,257)	(396,443)

Ending units	-	490,830	-	1,414,528	-	399,375	-	551,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWHAR		NVAGF3		OVHI3		OVHI4
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(289,294)	(242,307)	-	112,024	91,334	47,513	903,824	586,860
Realized gain (loss) on investments	(5,416,237)	(358,911)	-	(313,065)	(71,063)	10,667	(593,671)	596,792
Change in unrealized gain (loss) on investments	4,221,023	(12,271,602)	-	100,870	39,989	(79,705)	364,056	(1,488,525)
Reinvested capital gains	4,042,343	674,581	-	173,773	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,557,835	(12,198,239)	-	73,602	60,260	(21,525)	674,209	(304,873)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,290,359	11,142,816	-	24,573	57,621	37,379	147,542	314,199
Transfers between funds	(58,649,211)	8,050,481	-	(3,469,556)	(481,685)	35,216	(6,994,776)	863,308
Redemptions	(2,686,605)	(6,217,849)	-	(109,678)	(118,059)	(125,397)	(982,492)	(1,269,909)
Annuity benefits	(941)	(6,032)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,761)	(13,198)	-	(91)	(215)	(273)	(493)	(747)
Contingent deferred sales charges (note 2)	(15,779)	(20,399)	-	(108)	(110)	(166)	(626)	(7,676)
Adjustments to maintain reserves	7,816	(6,975)	-	(73)	(29)	(45)	(208)	(250)

Net equity transactions	(57,059,122)	12,928,844	-	(3,554,933)	(542,477)	(53,286)	(7,831,053)	(101,075)

Net change in contract owners’ equity	(54,501,287)	730,605	-	(3,481,331)	(482,217)	(74,811)	(7,156,844)	(405,948)
Contract owners’ equity beginning of period	54,501,287	53,770,682	-	3,481,331	482,217	557,028	7,156,844	7,562,792

Contract owners’ equity end of period	$-	54,501,287	-	-	-	482,217	-	7,156,844

CHANGES IN UNITS:
Beginning units	3,469,671	2,350,975	-	288,563	175,763	196,791	2,632,631	2,685,043
Units purchased	610,995	2,531,203	-	27,666	114,563	124,033	763,683	1,826,898
Units redeemed	(4,080,666)	(1,412,507)	-	(316,229)	(290,326)	(145,061)	(3,396,314)	(1,879,310)

Ending units	-	3,469,671	-	-	-	175,763	-	2,632,631

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVHI		OVHIS		ACVU2		AVBV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,990	4,049	364,521	248,271	(29)	(108)	(23)	(63)
Realized gain (loss) on investments	(47,209)	(81,366)	(6,266,756)	(2,885,033)	1,983	1,824	652	672
Change in unrealized gain (loss) on investments	46,555	77,454	6,166,243	2,539,282	(1,235)	(1,393)	(133)	(531)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,336	137	264,008	(97,480)	719	323	496	78

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2	75	-	-	2,163	39
Transfers between funds	(20,951)	(514)	(2,476,910)	(323,301)	-	-	(13,427)	(39)
Redemptions	(4,664)	(25,838)	(280,219)	(537,967)	-	-	11,264	-
Annuity benefits	-	-	(107)	(132)	(5,712)	(5,636)	(4,608)	(4,779)
Contract maintenance charges (note 2)	(7)	(13)	(368)	(513)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(9)	(710)	(1,211)	-	-	-	-
Adjustments to maintain reserves	(10)	(13)	(2,193)	(298)	(12)	62	4	15

Net equity transactions	(25,632)	(26,387)	(2,760,505)	(863,347)	(5,724)	(5,574)	(4,604)	(4,764)

Net change in contract owners’ equity	(23,296)	(26,250)	(2,496,497)	(960,827)	(5,005)	(5,251)	(4,108)	(4,686)
Contract owners’ equity beginning of period	23,296	49,546	2,496,497	3,457,324	5,005	10,256	4,108	8,794

Contract owners’ equity end of period	$-	23,296	-	2,496,497	-	5,005	-	4,108

CHANGES IN UNITS:
Beginning units	7,881	16,199	642,234	856,240	-	-	-	-
Units purchased	-	-	20,641	107,168	-	-	2	(159)
Units redeemed	(7,881)	(8,318)	(662,875)	(321,174)	-	-	(2)	159

Ending units	-	7,881	-	642,234	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	CSIEF3		AMINS		WSCP		GEF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	28,624	-	(7)	-	(180,035)	-	(1,059)
Realized gain (loss) on investments	-	(41,389)	-	(522)	-	2,404,597	-	(425,178)
Change in unrealized gain (loss) on investments	-	(210,286)	-	-	-	(4,313,690)	-	385,062
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(223,051)	-	(529)	-	(2,089,128)	-	(41,175)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	20,341	-	1,921	-	321,366	-	92,036
Transfers between funds	-	(1,882,814)	-	(1,175)	-	(28,116,105)	-	(1,883,961)
Redemptions	-	(115,708)	-	(112)	-	(3,691,090)	-	(360,558)
Annuity benefits	-	(3,110)	-	-	-	(2,221)	-	-
Contract maintenance charges (note 2)	-	(973)	-	(105)	-	(16,307)	-	(418)
Contingent deferred sales charges (note 2)	-	(8)	-	-	-	(6,145)	-	(335)
Adjustments to maintain reserves	-	(33,705)	-	-	-	(10,000)	-	(23)

Net equity transactions	-	(2,015,977)	-	529	-	(31,520,502)	-	(2,153,259)

Net change in contract owners’ equity	-	(2,239,028)	-	-	-	(33,609,630)	-	(2,194,434)
Contract owners’ equity beginning of period	-	2,239,028	-	-	-	33,609,630	-	2,194,434

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	196,205	-	-	-	2,155,736	-	147,046
Units purchased	-	31,812	-	2,240	-	33,589	-	42,559
Units redeemed	-	(228,017)	-	(2,240)	-	(2,189,325)	-	(189,605)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVGWL6		ACVI4
		2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	(2,662)	-	7
Realized gain (loss) on investments		-	154,220	-	32
Change in unrealized gain (loss) on investments		-	(229,888)	-	-
Reinvested capital gains		-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	(78,330)	-	39

Equity transactions:
Purchase payments received from contract owners (note 3)		-	394,116	-	(37)
Transfers between funds		-	(2,511,022)	-	58
Redemptions		-	(17,563)	-	-
Annuity benefits		-	-	-	-
Contract maintenance charges (note 2)		-	(4,380)	-	(60)
Contingent deferred sales charges (note 2)		-	(177)	-	-
Adjustments to maintain reserves		-	(182)	-	-

Net equity transactions		-	(2,139,208)	-	(39)

Net change in contract owners’ equity		-	(2,217,538)	-	-
Contract owners’ equity beginning of period		-	2,217,538	-	-

Contract owners’ equity end of period	$	-	-	-	-

CHANGES IN UNITS:
Beginning units		-	152,509	-	-
Units purchased		-	41,976	-	45
Units redeemed		-	(194,485)	-	(45)

Ending units		-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Mid Cap Growth Portfolio - Class S Shares (ALMCS)

ALLIANCE BERNSTEIN FUNDS

VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)

AMERICAN FUNDS GROUP (THE)

Growth Fund - Class 1 (AFGF)

High-Income Bond Fund - Class 1 (AFHY)

Protected Asset Allocation Fund - Class P2 (AVPAP2)

U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)

BB&T FUNDS

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)*

Sterling Capital Select Equity VIF (BBGI)*

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Money Market Portfolio(TM) (CHSMM)

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

INVESCO AIM INVESTMENTS

V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)

Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Growth Portfolio- Class 1 (OGGO)*

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*

JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*

JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*

JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service  Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Real Estate Portfolio - Class II (VKVGR2)

U.S. Real Estate Portfolio - Class I (MSVRE)*

U.S. Real Estate Portfolio - Class II (MSVREB)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class II (GEM2)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Emerging Markets Fund - Class VI (GEM6)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Real Estate Fund - Class II (NVRE2)

Northern Lights Variable Trust

TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)

TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)

TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class II (ACVI2)*

VP International Fund - Class III (ACVI3)*

VP International Fund - Class IV (ACVI4)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Ultra(R) Fund - Class II (ACVU2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

VIP Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class 2 (FG2)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class 2 (FO2)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE

    INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares  (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)*

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

Global Strategic Income Fund/VA: Service Shares (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)

Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)

Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)

Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)

Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)

WELLS FARGO FUNDS

Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)*

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)

Advantage VT Core Bond Fund (WFVTRB)

Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)

*At December 31, 2012, contract owners were not invested in the fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	BOA Vision	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	0.20%
Combination Enhanced	-	-	-
Return of Premium			0.10%
Beneficiary Protector II Option	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	0.30%(2)
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-
7% Lifetime Income Option	-	-	1.00%(1)

Maximum Variable Account Charges*	1.30%	1.40%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	BOA Future II	All American Gold	All American Gold 2.0	All American Gold NY 2.0	BOA Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30% (3)	0.50%(3)			0.20%(3)	-
No CDSC	0.35% (7)	0.55%(7)			0.25%(7)	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%	0.20%(8)	-	-	-	-
One-Year Enhanced	0.10%	0.10%	0.20%(47)	0.20%(47)	-	-
One-Month Enhanced	-	0.35%(9)	0.35%(9)	-	0.20%	-
Combination Enhanced II	-	-	-	-	0.45%	-
Combination Enhanced	-	0.40%(10)	0.45%(59)	-	0.30%	-
Beneficiary Protector II Option	-	0.35%(11)	0.35%(48)		0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	1.00%(17)	-	-	1.00%(17)	-
Capital Preservation Plus Option	0.50%	0.50%	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	1.00%(18)(19)	-	-	1.00%(18)	-
7% Lifetime Income Option (New York)	-	1.00%	-	1.50%(49)(51)(53)	-	-
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	1.50%(49)(51)(53)	-	1.00%(1)	-
10% Lifetime Income Option	1.20%(20)	1.20%	-	-	1.20%(20)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%(19)	-	-	0.15%	-
7% Spousal Continuation Benefit (New York)	-	0.30%(32)	-	0.40%(50)(51)(53)	-	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	0.40%(50)(51)(53)	-	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	0.30%(33)	-	-	0.30%(21)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	-	-	0.60%
Spousal Continuation Benefit Option	-	-	-	-	-	0.10%
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%(5)	0.45%(5)	-	-	0.10%(13)	-
4% Extra Value Credit Option	0.40%(6)	-	-	-	0.25%(14)	-
5% Extra Value Credit Option (New York)	-	0.70%(12)	-	-	0.55%(16)	-
5% Extra Value Credit Option (Non-New York)	-	-	-	-	0.45%(15)	-

Maximum Variable Account Charges*	3.55%(58)	4.60%(46)	3.85%(52)	3.25%(52)	4.50%(22)	1.10%

Nationwide Variable Account - II Options	BOA Future Venue	Destination C	Destination L	Destination L 2.0	Destination L NY 2.0	BOA Elite Venue	BOA Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(8)	-	-	-	-	-	-
One-Year Enhanced	0.10%	-	0.20%	0.20%	0.20%	-	-
One-Month Enhanced II	0.35%(24)	0.20%(24)	-	-	-	0.20%(24)	0.20%(24)
One-Month Enhanced	0.30%	0.20%	0.35%	0.35%	-	0.20%	0.20%
Combination Enhanced II	0.45%(25)	0.35%(25)	-	-	-	0.35%(25)	0.35%(25)
Combination Enhanced	0.40%(10)	0.30%(10)	0.45%	0.45%	-	0.30%(10)	0.30%(10)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%	-	-	-	-	-	-
Spousal Protection Annuity Option	0.10%	0.20%(29)	-	-	-	0.20%(34)	0.20%(34)
Beneficiary Protector II Option	0.35%(11)	0.35%(11)	0.35%(31)	0.35%(31)	-	0.35%(11)	0.35%(11)
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%(17)	-	-	-	-	1.00%(17)	1.00%(17)
Capital Preservation Plus Option	0.50%	0.50%(30)	-	-	-	0.50%	0.50%(19)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(18)	-	1.00%(18)(42)	-	-	1.00%(18)	1.00%(18)
7% Lifetime Income Option (New York)			1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%(1)	-	-	1.50%(49)(51)(53)	-	1.00%(1)	1.00%(1)
10% Lifetime Income Option	1.20%(20)	-	1.20%	-	-	1.20%(20)	1.20%(20)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%(42)	-	-	0.15%	0.15%
7% Spousal Continuation Benefit (New York)	-	-	0.30%(32)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.40%(50)(51)(53)	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(21)	-	0.30%(33)	-	-	0.30%(21)	0.30%(21)
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.45%(26)	-	-	-	-	-	-

Maximum Variable Account Charges*	4.05%(28)	3.00%	4.05%(28)	4.45%(52)	3.85%(52)	4.15%(23)	3.90%(27)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - II Options	Destination B	Destination B 2.0	Destination B NY 2.0	Destinnation EV	Destinnation EV 2.0	Destinnation EV NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.85%(39)	1.85%(39)	1.85%(39)
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	0.35%	0.35%	-
Combination Enhanced II	-	-	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	0.45%	0.45%	-
Return of Premium	-	-	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	0.35%(35)	0.35%(35)	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	-	-
5% Lifetime Income Option (Non-New York)	1.00%(18)(42)	-	-	-	-	-
7% Lifetime Income Option (New York)	-	-	1.50%(49)(51)(53)	1.00%	-	1.50%(49)(51)(53)
7% Lifetime Income Option (Non-New York)	1.00%	1.50%(49)(51)(53)	-	-	1.50%(49)(51)(53)	-
10% Lifetime Income Option (New York)	-	-	-	-	-	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	1.20%	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(42)	-	-	-	-	-
5% Spousal Continuation Benefit (Non-New York)	-	-	-	-	-	-
7% Spousal Continuation Benefit (New York)	0.30%(36)	-	0.40%(50)(51)(53)	0.30%(36)	-	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-	0.40%(50)(51)(53)	-
10% Spousal Continuation Benefit (New York)	-	-	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(37)	-	-	0.30%(37)	-	-
Reduced CDSC Option (“Liquidity Option”)

Maximum Variable Account Charges*	3.60%(38)	4.00%(52)	3.40%(52)	4.15%(23)	4.55%(52)	3.95%(52)

Nationwide Variable Account - II Options	Destination Navigator	Destination Navigator 2.0	Destination Navigator-NY	Destination Navigator-NY 2.0
Variable Account Charges - Recurring	1.30%	1.30%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	-	-	-	-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II	-	-	-	-
One-Month Enhanced	0.35%	0.35%	-	-
Combination Enhanced II	-	-	-	-
Combination Enhanced	0.45%	0.45%	-	-
Return of Premium	-	-	-	-
Beneficiary Protector II Option	0.35%(35)	0.35%(35)	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	1.00%(40)	1.00%(51)(53)(55)
5% Lifetime Income Option (Non-New York)	1.00%(40)	1.00%(51)(53)(55)	-	-
7% Lifetime Income Option (New York)	-	-	1.00%	1.50%(51)(53)(49)
7% Lifetime Income Option (Non-New York)	-	1.50%(49)(51)(53)	-	-
10% Lifetime Income Option (New York)	-	-	1.20%	-
10% Lifetime Income Option (Non-New York)	1.20%	-	-	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	-	-	0.15%(45)	0.15%(51)(53)(57)
5% Spousal Continuation Benefit (Non-New York)	0.15%(41)	0.15%(51)(53)(56)	-	-
7% Spousal Continuation Benefit (New York)	-	-	0.30%(36)	0.40%(50)(51)(53)
7% Spousal Continuation Benefit (Non-New York)	-	0.40%(50)(51)(53)	-	-
10% Spousal Continuation Benefit (New York)	-	-	-	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(33)	-		-
Reduced CDSC Option (“Liquidity Option”)	0.50%(54)	0.50%(54)	0.50%(54)	0.50%(54)

Maximum Variable Account Charges*	4.10%(44)	4.00%(52)	3.30%(43)	3.40%(52)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

(2) Currently, the charge associated with the Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.

(3) Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract

(4) The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.

(5) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

(6) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued.

(7) Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.

(8) The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

(9) The One-Month Enhanced Death Benefit Option is only available for contracts with annuitants age 75 or younger at the time of application.

(10) The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

(11) The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

(12) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 7 years from the date the contract was issued.

(13) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 8 years from the date the contract was issued.

(14) Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 8 years from the date the contract was issued.

(15) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option 8 years from the date the contract was issued.

(16) Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option (New York) 7 years from the date the contract was issued.

(17) For contracts issued on or after September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account, and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%. For contracts issued before September 15, 2008 or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account. Additionally, the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

(18) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

(19) No longer available for purchase

(20) Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

(21) Currently, the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(22) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.50% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(23) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(24) The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(25) The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

(26) Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the 3% Extra Value Option.

(27) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.90 % depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(28) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.05% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(29) For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the Daily Net Assets of the Variable Account for the duration of the contract.

(30) Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.

(31) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest we credit to amounts allocated to the Fixed Account.

(32) The 7% Spousal Continuation Benefit is only available for election if the 7% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(33) The 10% Spousal Continuation Benefit is only available for election if the 10% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(34) For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

(35) In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(36) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(37) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.

(38) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.60% depending onwhether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(39) Beginning in the 9th Contract Year, the Mortality and Expense Charge will be equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

(40) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.75% of the Current Income Benefit Base.

(41) The 5% Spousal Continuation Benefit is only available for election if the 5% Lifetime Income Option is elected. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(42) No longer available

(43) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.30% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(44) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.10% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(45) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

(46) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(47) The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

(48) The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application. In addition to the 0.35% charge assessed to Variable Account allocations, allocations made to the Fixed Account will be assessed a fee of 0.35% by decreasing the interest credited to amounts allocated to the Fixed Account.

(49) Currently, the charge for the 7% Lifetime Income Option is 1.20% of the Current Income Benefit Base.

(50) The 7% Spousal Continuation Benefit may only be elected if and when the 7% Lifetime Income Option is elected. Currently, there is no charge associated with the 7% Spousal Continuation Benefit.

(51) This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(52) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

(53) For information about how the Current Income Benefit Base is calculated, see “Determination of the Income Benefit Base Prior to the First Withdrawal.”

(54) Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:	Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
	CDSC Percentage	7%	7%	6%	5%	0%
	Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.

(55) Currently, the charge for the 5% Lifetime Income Option is 0.75% of the Current Income Benefit Base.

(56) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected.

(57) The 5% Spousal Continuation Benefit may only be elected if and when the 5% Lifetime Income Option is elected. Currently, there is no charge associated with the 5% Spousal Continuation Benefit.

(58) The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 3.55% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.”

(59) The One-Month Enhanced Death Benefit Option and the Combination Enhanced Death Benefit Option are only available for contracts with Annuitants age 75 or younger at the time of application.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	ALMCS	ALVDAB	AFGF	AFHY	AVPAP2	AFGC	MLVGA3

0.40%	$158,919	$-	$-	$-	$-	$-	$-	$-
0.65%	134,790	-	-	-	-	-	-	70
0.75%	561,314	-	-	-	-	-	-	3,054
0.80%	185,712	-	-	-	-	-	-	337
0.85%	686,357	-	-	-	-	-	-	2,292
0.95%	308,424	1,428	-	-	-	-	-	1,114
1.05%	279,953	2,924	-	-	-	-	-	1,652
1.10%	10,358,403	-	-	-	-	-	-	20,982
1.15%	48,671,560	-	64	-	-	495	-	98,117
1.20%	339,624	-	-	-	-	-	-	1,060
1.25%	4,830,613	-	-	-	-	-	-	40,532
1.30%	102,951,093	-	34	138,112	20,633	3,469	15,132	241,321
1.35%	11,941,930	-	139	-	-	173	-	82,022
1.40%	16,746,219	-	-	-	-	-	-	67,542
1.45%	5,625,509	317	-	-	-	-	-	35,065
1.50%	21,143,291	-	1,548	-	-	1,859	-	277,392
1.55%	36,049,532	-	13	-	-	-	-	187,464
1.60%	3,927,030	-	419	-	-	196	-	136,993
1.65%	9,807,794	-	-	-	-	5	-	57,221
1.70%	3,272,323	-	-	-	-	-	-	13,941
1.75%	102,105,025	-	3,289	-	-	3,200	-	418,288
1.80%	8,263,150	-	2,887	-	-	31	-	107,495
1.85%	11,194,061	-	-	-	-	1,616	-	43,424
1.90%	3,090,054	-	-	-	-	-	-	12,472
1.95%	19,069,704	-	247	-	-	427	-	173,948
2.00%	12,279,825	-	226	-	-	-	-	54,746
2.05%	4,655,607	-	-	-	-	19	-	19,254
2.10%	6,870,366	-	366	-	-	-	-	40,882
2.15%	9,522,470	-	-	-	-	-	-	13,728
2.20%	7,478,358	-	540	-	-	250	-	44,603
2.25%	4,991,471	-	-	-	-	-	-	7,023
2.30%	4,107,381	-	-	-	-	14	-	11,466
2.35%	15,723,072	-	-	-	-	-	-	15,594
2.40%	3,057,324	-	-	-	-	-	-	579
2.45%	1,774,082	-	-	-	-	-	-	2,474
2.50%	8,685,605	-	-	-	-	-	-	1,302
2.55%	1,667,702	-	342	-	-	-	-	1,926
2.60%	727,774	-	-	-	-	-	-	1,020
2.65%	288,003	-	-	-	-	-	-	1,343
2.70%	850,508	-	-	-	-	-	-	-
2.75%	218,365	-	-	-	-	-	-	-
2.80%	264,403	-	-	-	-	-	-	-
2.85%	199,486	-	-	-	-	-	-	-
2.90%	109,277	-	-	-	-	-	-	-
2.95%	151,184	-	-	-	-	-	-	-
3.00%	73,081	-	-	-	-	-	-	-
3.05%	61,049	-	-	-	-	-	-	-
3.10%	3,198	-	-	-	-	-	-	-
3.15%	864	-	-	-	-	-	-	-
3.20%	772	-	-	-	-	-	-	-
3.25%	3,875	-	-	-	-	-	-	-
3.30%	3,583	-	-	-	-	-	-	-
3.40%	1,498	-	-	-	-	-	-	-

Totals	$505,472,567	$4,669	$10,114	$138,112	$20,633	$11,754	$15,132	$2,239,738

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	CHSMM	DSIF	DSIFS	DSRG	GVGMNS	HVIE	HVSIT	IVMCC2

0.40%	$-	$-	$308	$-	$-	$54	$28	$28
0.65%	138	-	170	-	-	32	19	24
0.75%	22,482	-	4,336	-	-	1,154	393	22
0.80%	-	8,993	-	2,201	-	-	-	-
0.85%	19,943	-	11,719	-	-	533	385	1
0.95%	39,421	-	18,749	-	-	-	-	-
1.05%	37,047	-	15,382	-	-	-	-	-
1.10%	-	-	32,276	-	-	29	2,396	-
1.15%	-	-	305,348	-	2	6,431	14,492	403
1.20%	-	-	7,768	-	-	-	-	-
1.25%	-	-	35,584	-	-	433	661	-
1.30%	-	1,935,372	166,902	415,995	73	42,356	76,008	1,479
1.35%	3,397	-	71,234	-	-	2,142	4,394	516
1.40%	-	954,731	17,112	118,017	-	6	6	53
1.45%	450	-	63,114	-	-	218	1,007	-
1.50%	-	-	130,692	-	671	11,035	24,092	313
1.55%	85	-	193,354	-	108	12,481	14,212	33
1.60%	-	-	48,166	-	80	1,937	4,516	214
1.65%	-	-	52,364	-	5	2,244	8,025	434
1.70%	-	-	15,725	-	-	160	184	-
1.75%	-	-	234,001	-	253	14,352	37,154	1,064
1.80%	-	-	64,231	-	10	7,011	3,125	478
1.85%	-	-	76,745	-	2	4,961	20,883	169
1.90%	-	-	12,674	-	-	16	15,805	-
1.95%	-	-	53,886	-	-	3,792	7,127	311
2.00%	-	-	59,731	-	-	516	15,011	-
2.05%	-	-	22,500	-	-	1,798	5,450	11
2.10%	-	-	31,114	-	-	983	3,918	585
2.15%	-	-	16,774	-	-	257	232	458
2.20%	-	-	31,334	-	108	5,377	2,925	185
2.25%	-	-	8,296	-	-	105	60	-
2.30%	-	-	20,038	-	-	959	2,897	689
2.35%	-	-	16,594	-	-	581	3,333	-
2.40%	-	-	5,485	-	-	-	283	-
2.45%	-	-	3,651	-	-	-	54	-
2.50%	-	-	6,171	-	-	86	677	155
2.55%	-	-	652	-	-	-	5,713	61
2.60%	-	-	829	-	-	-	271	-
2.65%	-	-	663	-	-	-	28	27
2.70%	-	-	981	-	-	-	123	-
2.75%	-	-	408	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	668	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$ 122,963	$ 2,899,096	$1,857,729	$ 536,213	$ 1,312	$122,039	$275,887	$ 7,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	IVKMG1	IVKMG2	JPMMV1	JABS	JACAS	JAGTS	JAIGS	MIGSC

0.40%	$-	$-	$-	$-	$388	$-	$-	$-
0.65%	-	-	-	-	326	-	-	-
0.75%	-	368	-	-	1,232	87	991	-
0.80%	-	66	285	-	3,223	267	2,138	-
0.85%	-	254	-	-	4,338	233	2,188	-
0.95%	-	450	-	13,634	9,607	18	9,095	381
1.05%	-	-	-	20,708	9,203	58	7,053	-
1.10%	-	2,364	-	196	20,951	531	4,968	798
1.15%	-	22,279	-	16,826	216,260	6,588	91,430	18,801
1.20%	-	271	-	87	195	-	17	1,131
1.25%	-	5,286	-	12,230	19,293	822	14,549	12,171
1.30%	-	27,643	93,329	83	395,538	63,791	240,176	344
1.35%	-	8,346	-	145	72,799	6,322	29,417	3,386
1.40%	-	2,604	22,894	1,078	62,350	16,471	58,077	1,834
1.45%	-	4,161	-	5,538	29,129	1,845	12,837	3,306
1.50%	-	10,058	-	9,072	73,558	11,950	20,019	13,389
1.55%	-	21,183	-	33,501	170,321	7,592	85,721	19,841
1.60%	-	3,623	-	1,887	32,112	3,876	16,665	4,379
1.65%	-	4,687	-	394	40,232	25,218	17,907	4,601
1.70%	-	1,986	-	6,604	16,637	623	7,677	5,266
1.75%	-	39,695	-	14,687	356,262	8,475	68,068	15,004
1.80%	-	5,458	-	6,293	30,900	1,653	20,091	5,678
1.85%	-	4,628	-	1,844	50,868	1,993	7,507	7,625
1.90%	-	1,380	-	137	9,164	157	4,282	2,859
1.95%	-	12,991	-	3,571	67,736	3,438	14,811	1,815
2.00%	-	5,434	-	150	68,389	1,746	15,757	1,229
2.05%	-	1,866	-	8,078	16,983	1,779	3,909	4,482
2.10%	-	15,165	-	869	33,524	3,937	8,531	2,739
2.15%	-	6,964	-	1,507	28,385	1,568	4,957	2,018
2.20%	-	3,772	-	4,405	43,474	6,441	4,317	2,601
2.25%	-	1,247	-	401	7,748	48	280	796
2.30%	-	6,321	-	24	30,584	154	1,743	2,809
2.35%	-	6,205	-	-	44,131	-	781	684
2.40%	-	1,331	-	-	12,679	-	188	-
2.45%	-	1,439	-	-	13,524	502	1,063	262
2.50%	-	4,193	-	-	26,350	-	65	220
2.55%	-	859	-	-	3,044	586	391	-
2.60%	-	137	-	-	4,067	-	-	-
2.65%	-	-	-	-	3,555	-	451	-
2.70%	-	29	-	-	1,196	-	-	-
2.75%	-	391	-	-	419	-	-	-
2.80%	-	-	-	-	226	-	214	31
2.85%	-	388	-	-	78	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	57	-	-	74	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$-	$235,579	$116,508	$163,949	$2,031,052	$178,769	$778,331	$140,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2

0.40%	$6	$1,033	$638	$-	$-	$-	$-	$-
0.65%	-	1,763	133	-	-	-	-	-
0.75%	-	8,119	4,538	-	-	-	-	-
0.80%	-	349	-	2	-	22	-	-
0.85%	84	11,925	1,898	-	-	-	-	-
0.95%	-	1,702	485	-	4,534	-	-	-
1.05%	-	570	844	-	1,386	-	-	-
1.10%	44	67,959	3,153	-	3,567	-	242	-
1.15%	594	523,796	78,306	-	34,204	-	2,414	-
1.20%	-	5,151	-	-	62	-	-	-
1.25%	74	45,567	4,397	-	7,660	-	1,556	-
1.30%	1,780	399,217	258,808	13,696	-	32,561	-	-
1.35%	410	128,292	23,082	-	10,509	-	-	-
1.40%	448	91,764	17,703	5,701	3,089	14,511	658	-
1.45%	262	72,403	7,631	-	11,569	-	738	-
1.50%	495	146,440	62,215	-	22,247	-	4,784	-
1.55%	235	466,955	44,091	-	52,316	-	1,774	-
1.60%	233	46,059	19,271	-	4,073	-	-	-
1.65%	410	130,180	16,865	-	7,592	-	42	-
1.70%	42	68,509	2,039	-	13,885	-	444	-
1.75%	1,983	1,313,273	225,865	-	56,407	-	624	219
1.80%	11	124,197	10,398	-	8,952	-	333	-
1.85%	459	86,872	54,993	-	6,120	-	187	-
1.90%	25	29,267	6,808	-	1,990	-	-	-
1.95%	708	183,141	47,822	-	11,166	-	180	103
2.00%	34	204,987	28,799	-	10,385	-	-	-
2.05%	399	44,775	18,402	-	2,954	-	632	-
2.10%	1,358	89,293	13,761	-	4,114	-	-	-
2.15%	115	201,121	5,383	-	3,811	-	-	-
2.20%	38	60,105	26,521	-	2,728	-	-	-
2.25%	18	91,031	1,489	-	2,201	-	-	-
2.30%	427	35,264	17,979	-	1,779	-	-	-
2.35%	1	372,646	7,940	-	12,699	-	-	-
2.40%	-	63,258	2,550	-	1,649	-	-	-
2.45%	152	29,310	7,607	-	133	-	-	-
2.50%	-	36,451	2,880	-	10,798	-	-	-
2.55%	269	30,534	3,613	-	668	-	-	26
2.60%	-	13,630	987	-	972	-	-	-
2.65%	-	1,174	2,061	-	87	-	-	-
2.70%	-	7,594	72	-	126	-	-	-
2.75%	-	2,052	-	-	-	-	-	-
2.80%	-	1,463	406	-	-	-	-	-
2.85%	-	480	-	-	-	-	-	-
2.90%	-	2,061	-	-	-	-	-	-
2.95%	-	603	-	-	33	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	727	-	-	547	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$11,114	$5,243,105	$1,032,433	$ 19,399	$317,012	$ 47,094	$ 14,608	$ 348

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	MSVRE	MSVREB	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2

0.40%	$-	$-	$ -	$ 182	$ 1,581	$ 74	$341	$202
0.65%	-	-	-	593	9,461	2,147	234	160
0.75%	-	-	-	2,199	18,761	5,925	1,717	1,750
0.80%	-	-	1,456	-	633	443	725	1,508
0.85%	-	-	-	2,223	15,041	3,463	1,438	3,796
0.95%	-	-	-	6,171	495	4,844	1,678	2,204
1.05%	-	-	-	6,463	2,149	2,661	1,563	2,501
1.10%	-	-	-	38,198	1,640,114	383,846	27,585	57,345
1.15%	-	31	-	329,968	5,816,353	1,856,148	214,898	373,312
1.20%	-	-	-	1,918	9,754	5,928	1,136	1,619
1.25%	-	-	-	51,329	473,402	106,577	27,148	34,052
1.30%	186	-	501,036	116,335	10,994,709	3,239,627	320,170	487,382
1.35%	-	8	-	124,352	1,335,972	418,327	89,730	130,398
1.40%	317	-	180,462	24,367	272,798	75,011	34,575	60,503
1.45%	-	-	-	67,553	462,156	167,376	32,539	56,791
1.50%	-	29	-	78,701	2,865,608	826,250	116,957	190,469
1.55%	-	-	-	303,173	3,907,846	1,386,195	194,125	360,877
1.60%	-	-	-	15,686	184,844	46,016	33,777	77,172
1.65%	-	-	-	69,964	918,092	232,291	49,540	83,661
1.70%	-	-	-	37,801	287,151	134,737	22,714	34,249
1.75%	-	-	-	429,335	12,699,518	3,348,304	414,933	690,717
1.80%	-	-	-	65,182	601,466	201,205	40,133	83,805
1.85%	-	-	-	56,795	1,496,688	493,361	42,146	72,544
1.90%	-	-	-	24,164	212,466	168,205	9,969	19,088
1.95%	-	-	-	60,311	2,378,487	671,445	82,687	130,708
2.00%	-	-	-	47,514	1,154,617	358,600	45,586	91,778
2.05%	-	-	-	23,330	449,256	275,979	18,623	30,804
2.10%	-	-	-	38,805	703,887	199,720	46,407	51,084
2.15%	-	-	-	46,749	357,567	250,110	14,322	31,605
2.20%	-	-	-	33,597	860,800	282,064	26,631	49,926
2.25%	-	-	-	21,510	567,198	495,643	7,114	18,190
2.30%	-	-	-	26,988	357,324	208,334	18,847	22,619
2.35%	-	-	-	53,913	1,250,533	1,179,726	23,793	54,967
2.40%	-	-	-	13,401	283,190	251,416	5,490	4,816
2.45%	-	-	-	8,869	172,806	103,495	6,609	8,497
2.50%	-	-	-	33,550	1,197,671	1,189,049	21,976	33,502
2.55%	-	-	-	2,894	158,739	115,168	1,486	3,457
2.60%	-	-	-	4,237	44,208	47,119	2,972	3,188
2.65%	-	-	-	660	34,172	28,034	2,472	6,966
2.70%	-	-	-	2,010	94,014	87,963	701	3,002
2.75%	-	-	-	56	18,405	17,128	159	398
2.80%	-	-	-	1,646	40,015	16,825	305	522
2.85%	-	-	-	1,416	25,723	26,556	-	709
2.90%	-	-	-	925	8,188	7,165	279	646
2.95%	-	-	-	460	24,129	23,838	198	129
3.00%	-	-	-	-	2,121	2,092	-	-
3.05%	-	-	-	-	5,055	4,987	108	300
3.10%	-	-	-	-	727	717	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	1,234	1,218	-	-
3.30%	-	-	-	118	-	84	59	59
3.40%	-	-	-	-	-	-	-	-

	$ 503	$68	$ 682,954	$ 2,275,611	$ 54,417,124	$ 18,953,436	$2,006,595	$3,373,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVAGI2	HIBF	HIBF3	GEM	GEM2	GEM3	GEM6	GIG

0.40%	$196	$-	$-	$-	$-	$-	$-	$-
0.65%	2,243	-	-	-	-	-	-	-
0.75%	8,208	-	255	-	-	-	714	-
0.80%	278	-	137	48	-	1,089	-	41
0.85%	4,670	-	1,014	-	-	-	1,260	-
0.95%	1,837	677	6,985	-	-	-	852	-
1.05%	519	103	2,676	-	-	-	1,736	-
1.10%	367,899	433	5,313	-	75	-	5,185	-
1.15%	1,828,947	17,900	207,480	-	3,919	-	125,736	-
1.20%	4,555	966	144	-	438	-	230	-
1.25%	93,658	9,266	19,977	-	1,972	-	12,779	-
1.30%	3,308,768	32	185,858	1,221	-	259,278	33,420	104
1.35%	436,053	4,383	46,570	-	-	-	38,254	-
1.40%	29,550	1,251	57,748	1,674	1,029	52,266	4,124	335
1.45%	148,920	4,407	53,813	-	349	-	28,034	-
1.50%	869,604	3,002	96,064	-	495	-	49,257	-
1.55%	1,368,379	27,622	199,224	-	3,916	-	101,302	-
1.60%	61,588	2,225	72,082	-	-	-	34,833	-
1.65%	209,223	819	50,924	-	-	-	46,396	-
1.70%	117,475	4,712	11,730	-	699	-	5,581	-
1.75%	3,341,960	5,595	144,678	-	246	-	93,309	-
1.80%	173,793	3,338	82,037	-	559	-	20,585	-
1.85%	506,594	3,692	42,614	-	1,380	-	18,673	-
1.90%	171,484	597	16,111	-	732	-	3,747	-
1.95%	690,922	200	17,044	-	551	-	42,707	-
2.00%	377,963	836	50,156	-	-	-	24,185	-
2.05%	278,637	284	5,897	-	79	-	6,286	-
2.10%	187,015	339	10,484	-	26	-	37,444	-
2.15%	259,302	618	7,051	-	250	-	7,387	-
2.20%	297,284	-	30,391	-	410	-	24,151	-
2.25%	511,653	-	5,406	-	14	-	2,959	-
2.30%	227,891	-	7,603	-	-	-	5,987	-
2.35%	1,211,767	-	5,061	-	-	-	4,432	-
2.40%	255,924	-	280	-	-	-	392	-
2.45%	103,233	-	3,306	-	-	-	5,185	-
2.50%	1,220,361	-	13	-	-	-	462	-
2.55%	117,435	-	13,633	-	-	-	3,166	-
2.60%	45,702	-	-	-	-	-	68	-
2.65%	30,431	-	71	-	-	-	420	-
2.70%	89,500	-	-	-	-	-	-	-
2.75%	16,013	-	89	-	-	-	-	-
2.80%	18,275	-	2,525	-	-	-	1,050	-
2.85%	26,641	-	-	-	-	-	-	-
2.90%	7,420	-	-	-	-	-	-	-
2.95%	25,002	-	-	-	-	-	-	-
3.00%	2,196	-	-	-	-	-	-	-
3.05%	5,235	-	-	-	-	-	-	-
3.10%	753	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	1,278	-	-	-	-	-	-	-
3.30%	59	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$19,064,293	$93,297	$1,462,444	$2,943	$17,139	$312,633	$792,288	$480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GIG3	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVCRA2	NVCRB2

0.40%	$-	$98	$-	$165	$-	$52	$-	$124
0.65%	-	23	-	170	-	1,296	-	5,736
0.75%	-	133	-	777	-	4,390	571	17,661
0.80%	1,094	-	2,365	-	78	-	112	36
0.85%	-	933	-	133	-	8,841	743	39,849
0.95%	-	200	-	124	-	157	-	-
1.05%	-	454	-	22	-	311	-	-
1.10%	-	7,694	-	7,320	-	31,568	1,669	978,188
1.15%	-	42,630	-	28,120	-	259,107	65,586	1,674,800
1.20%	-	-	-	121	-	3,590	-	21,436
1.25%	-	4,069	-	7,706	-	18,074	5,754	212,434
1.30%	210,446	31,590	611,656	59,854	25,129	61,725	28,367	4,991,739
1.35%	-	12,641	-	9,664	-	53,428	10,822	317,072
1.40%	124,669	1,728	347,023	2,974	3,591	33,503	2,375	51,947
1.45%	-	17,563	-	1,130	-	29,752	3,656	152,672
1.50%	-	25,038	-	18,585	-	52,925	19,281	1,266,700
1.55%	-	39,385	-	30,092	-	255,567	33,512	1,064,010
1.60%	-	9,697	-	3,154	-	15,122	14,850	99,617
1.65%	-	9,904	-	12,304	-	74,355	10,187	284,633
1.70%	-	2,947	-	321	-	40,356	3,017	62,070
1.75%	-	81,101	-	75,099	-	750,682	54,329	3,971,945
1.80%	-	7,268	-	6,377	-	66,187	11,229	176,264
1.85%	-	9,814	-	6,354	-	40,151	1,248	586,026
1.90%	-	7,892	-	1,254	-	13,885	71	175,839
1.95%	-	11,864	-	28,472	-	96,336	22,500	832,533
2.00%	-	18,251	-	10,797	-	141,225	17,569	423,365
2.05%	-	3,326	-	4,248	-	27,591	1,318	159,656
2.10%	-	8,783	-	6,810	-	54,629	38,282	192,048
2.15%	-	1,936	-	3,547	-	158,875	590	262,233
2.20%	-	4,737	-	13,027	-	32,568	13,739	399,010
2.25%	-	1,742	-	446	-	64,801	65	341,746
2.30%	-	7,855	-	7,619	-	14,971	652	207,686
2.35%	-	9,862	-	3,606	-	275,531	1,860	1,365,545
2.40%	-	1,543	-	2,485	-	47,788	-	158,167
2.45%	-	81	-	1,863	-	18,856	203	173,696
2.50%	-	2,620	-	1,356	-	5,276	-	2,093,326
2.55%	-	3,991	-	2,091	-	25,466	3,187	89,835
2.60%	-	439	-	-	-	8,165	48,254	82,757
2.65%	-	95	-	1,514	-	577	141	4,130
2.70%	-	-	-	-	-	6,361	-	198,540
2.75%	-	444	-	30	-	1,704	-	11,920
2.80%	-	-	-	435	-	1,291	-	-
2.85%	-	-	-	-	-	349	-	32,543
2.90%	-	-	-	-	-	1,859	-	-
2.95%	-	-	-	-	-	577	-	4,626
3.00%	-	-	-	-	-	-	-	571
3.05%	-	-	-	-	-	248	-	8,567
3.10%	-	-	-	-	-	-	-	1,001
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	43	-	-
3.25%	-	-	-	-	-	-	-	77
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$336,209	$390,371	$961,044	$360,166	$28,798	$2,800,111	$415,739	$23,194,376

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.40%	$ 1,503	$ -	$ 2,896	$-	$ 477	$ -	$119	$ 25
0.65%	14,462	3,317	7,328	-	2,964	-	1,488	11
0.75%	23,787	14,938	53,636	14,340	13,386	-	5,343	920
0.80%	85	20	11	104	-	101	-	841
0.85%	73,679	9,638	41,330	2,536	28,662	-	8,922	564
0.95%	-	-	-	-	-	-	1,692	227
1.05%	-	-	-	-	-	-	2,555	682
1.10%	963,162	383,626	1,333,656	107,384	425,619	-	36,903	11,457
1.15%	3,508,105	848,973	3,338,080	804,338	1,014,379	-	187,933	52,965
1.20%	9,890	13,326	25,885	-	2,639	-	3,037	-
1.25%	275,394	113,114	269,276	37,512	97,146	-	21,514	9,811
1.30%	7,006,195	1,887,206	6,670,928	110,311	1,981,443	26,751	45,986	128,990
1.35%	908,228	165,090	876,849	195,205	234,821	-	36,171	15,079
1.40%	14,698	64,961	103,583	32,266	37,074	14,349	29,903	18,869
1.45%	211,718	153,265	267,328	80,915	105,698	-	33,157	13,963
1.50%	1,983,890	474,598	1,805,537	127,896	502,174	-	43,575	47,488
1.55%	1,812,757	824,544	1,964,723	692,136	815,180	-	178,306	67,599
1.60%	44,300	54,200	98,518	35,373	53,791	-	22,863	13,245
1.65%	429,729	234,138	559,395	199,785	190,263	-	56,632	26,393
1.70%	157,522	11,864	114,222	36,911	38,376	-	37,452	3,835
1.75%	10,242,440	2,483,119	8,421,742	1,546,104	2,108,815	-	542,428	155,501
1.80%	275,760	256,709	395,060	138,689	257,208	-	61,201	15,661
1.85%	958,908	349,773	792,830	80,054	361,629	-	28,391	32,264
1.90%	354,549	42,964	158,476	38,430	81,631	-	3,895	2,214
1.95%	2,240,879	416,862	1,489,967	247,033	369,471	-	65,014	34,160
2.00%	554,983	435,617	746,207	321,970	261,066	-	108,028	12,625
2.05%	317,342	53,931	219,592	103,610	49,414	-	22,374	4,643
2.10%	554,010	292,374	417,466	95,692	124,678	-	33,421	7,666
2.15%	425,218	61,726	265,196	327,661	82,844	-	101,074	5,592
2.20%	602,923	210,592	641,720	84,464	165,763	-	22,086	15,043
2.25%	56,825	26,672	54,902	41,972	60,145	-	81,261	1,810
2.30%	361,869	107,244	275,451	107,934	118,855	-	6,129	12,145
2.35%	459,247	91,802	167,922	236,217	72,540	-	288,834	7,748
2.40%	114,782	18,918	57,054	52,062	30,381	-	30,869	473
2.45%	135,955	32,121	56,586	19,313	32,859	-	21,320	202
2.50%	226,025	72,279	130,787	38,111	143,629	-	5,374	3,496
2.55%	154,168	19,368	54,308	2,140	4,813	-	17,480	99
2.60%	734	11,719	11,634	6,022	23,710	-	8,009	540
2.65%	11,570	5,053	13,081	8,170	12,350	-	405	193
2.70%	14,324	5,027	26,074	3,777	40,346	-	5,119	1,841
2.75%	-	21,485	20,416	-	6,382	-	2,028	-
2.80%	173	6,049	169	1,802	791	-	1,422	-
2.85%	8,420	5,100	12,841	-	9,915	-	285	-
2.90%	-	-	-	2,788	4,489	-	1,405	-
2.95%	3,970	-	5,425	-	25,551	-	317	-
3.00%	1,263	-	-	-	-	-	-	-
3.05%	-	3,268	5,630	3,181	-	-	286	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	68	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	1,498	-	-	-	-	-

	$ 35,515,441	$ 10,286,590	$ 31,975,215	$5,984,276	$ 9,993,367	$ 41,201	$2,212,006	$ 726,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	TRF	TRF2	GBF	CAF	CAF2	GVIX8	GVIDA	NVDBL2

0.40%	$-	$-	$ 136	$-	$ 83	$-	$-	$ 1,330
0.65%	-	1,169	2,191	-	393	30	-	2,934
0.75%	-	2,194	8,920	-	671	368	1,107	12,229
0.80%	23,781	-	3,722	5,138	-	202	4,562	101
0.85%	-	7,090	12,634	-	122	1,968	1,872	32,402
0.95%	-	1,996	13,483	-	-	551	940	-
1.05%	-	3,124	12,104	-	4	1,230	1,841	771
1.10%	-	29,915	52,423	-	1,056	26,984	9,603	244,364
1.15%	-	269,194	635,074	-	18,023	39,450	265,992	689,079
1.20%	-	3,691	5,337	-	18	106	8,717	344
1.25%	-	18,942	62,697	-	1,139	1,673	46,883	68,954
1.30%	1,196,157	18,712	1,066,509	331,150	63,894	41,381	107,565	3,117,179
1.35%	-	60,458	158,686	-	3,868	6,633	76,473	132,504
1.40%	422,250	33,433	485,200	109,641	8,742	5,963	75,819	20,954
1.45%	-	28,383	97,126	-	2,129	7,129	36,543	17,242
1.50%	-	38,955	108,961	-	15,247	9,817	155,888	700,673
1.55%	-	287,318	535,763	-	11,752	25,777	210,417	304,432
1.60%	-	7,526	66,190	-	3,694	2,155	52,527	31,373
1.65%	-	75,697	141,274	-	5,682	7,172	207,992	108,175
1.70%	-	44,404	67,481	-	1,026	1,318	61,148	11,479
1.75%	-	749,667	1,080,168	-	79,917	38,467	905,666	1,603,750
1.80%	-	67,330	132,915	-	1,236	5,736	66,459	71,768
1.85%	-	26,826	67,430	-	15,545	6,715	75,937	181,835
1.90%	-	7,759	18,396	-	1,661	870	63,269	79,479
1.95%	-	82,769	170,234	-	12,376	9,026	254,082	340,713
2.00%	-	128,737	209,210	-	5,981	12,441	164,679	137,890
2.05%	-	25,793	36,970	-	3,031	2,495	185,609	81,657
2.10%	-	43,708	58,826	-	4,887	1,819	161,813	78,231
2.15%	-	163,023	185,954	-	2,319	994	382,587	123,922
2.20%	-	27,288	70,200	-	2,632	4,969	38,234	193,010
2.25%	-	61,702	97,795	-	1,555	1,335	179,090	73,348
2.30%	-	9,101	25,535	-	6,108	2,030	110,931	87,776
2.35%	-	270,529	408,998	-	3,390	7,142	341,527	300,377
2.40%	-	49,223	60,686	-	-	90	54,397	20,215
2.45%	-	18,046	25,534	-	22	1,335	28,738	14,342
2.50%	-	4,911	24,475	-	333	993	45,981	183,570
2.55%	-	19,200	27,168	-	6,374	74	70,328	12,344
2.60%	-	9,397	14,582	-	-	87	14,984	29,214
2.65%	-	581	6,479	-	23	-	6,234	6,740
2.70%	-	7,743	9,580	-	-	-	7,532	20,797
2.75%	-	2,092	6,830	-	-	149	624	2,200
2.80%	-	1,284	2,070	-	592	-	16,829	2,529
2.85%	-	385	386	-	-	-	2,670	5,120
2.90%	-	1,845	2,136	-	-	-	3,282	10,654
2.95%	-	584	708	-	-	-	38	4,523
3.00%	-	-	-	-	-	-	8,964	-
3.05%	-	242	318	-	-	-	6,323	8,391
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	43	42	-	-	-	-	239
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,642,188	$2,712,009	$ 6,279,536	$445,929	$ 285,525	$276,674	$4,522,696	$ 9,171,153

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3

0.40%	$ 1,108	$ -	$ 2,622	$ -	$ 2,844	$260	$ 1,024	$ -
0.65%	18,035	3,943	20,376	2,637	8,909	103	1,363	-
0.75%	42,755	22,129	43,460	7,036	13,331	1,634	22,083	-
0.80%	144	250	5,045	9,315	2,310	2,182	11,289	1,354
0.85%	52,844	12,704	38,841	6,449	21,840	4,566	11,024	-
0.95%	-	705	7,186	7,499	3,959	1,424	7,122	-
1.05%	-	1,639	6,436	11,082	877	2,093	3,339	-
1.10%	307,690	206,750	853,319	199,142	228,315	6,393	64,535	-
1.15%	1,507,751	940,610	4,734,587	2,618,337	1,376,669	152,192	1,068,647	-
1.20%	1,594	10,944	24,909	44,624	4,875	1,567	9,336	-
1.25%	56,611	68,229	405,159	219,742	142,184	22,832	121,769	-
1.30%	4,604,411	1,853,304	4,701,066	310,761	1,663,618	417,019	2,083,733	307,554
1.35%	318,015	164,383	933,214	554,208	305,754	46,141	239,922	-
1.40%	8,349	151,265	845,012	343,885	206,581	110,953	910,444	144,448
1.45%	131,543	116,046	376,496	243,539	190,025	47,301	143,113	-
1.50%	985,245	482,711	1,310,020	327,755	411,756	41,689	341,523	-
1.55%	691,247	676,385	3,035,161	2,146,960	874,938	125,438	899,142	-
1.60%	26,884	77,461	314,104	107,196	103,682	28,154	179,853	-
1.65%	245,906	184,452	964,182	723,719	309,237	24,579	202,312	-
1.70%	32,292	22,045	287,571	226,274	67,953	13,326	60,753	-
1.75%	4,670,174	2,001,252	9,319,325	5,641,377	2,360,154	186,427	1,388,339	-
1.80%	93,196	288,022	673,755	374,299	233,906	34,549	263,600	-
1.85%	537,184	301,770	682,667	259,778	211,031	32,474	217,587	-
1.90%	11,866	47,561	355,274	280,083	153,580	5,841	39,883	-
1.95%	991,423	214,932	1,380,988	976,135	335,707	44,997	238,707	-
2.00%	173,862	417,791	1,074,450	649,054	409,285	24,667	252,198	-
2.05%	75,633	53,013	431,555	359,437	98,689	15,691	93,405	-
2.10%	228,109	107,662	521,472	401,596	119,038	24,835	107,941	-
2.15%	107,780	90,311	1,417,483	1,478,802	300,820	13,095	88,790	-
2.20%	249,884	232,708	366,474	181,994	177,412	25,853	171,752	-
2.25%	13,131	26,228	530,524	193,827	441,632	8,244	59,126	-
2.30%	84,792	90,780	282,413	236,522	98,157	8,796	62,246	-
2.35%	64,798	83,220	1,736,713	884,062	1,121,954	16,222	161,325	-
2.40%	12,008	19,041	323,766	232,486	207,003	4,785	27,984	-
2.45%	26,719	14,775	102,946	62,814	56,641	3,642	37,218	-
2.50%	21,593	55,487	684,537	131,994	446,047	6,910	51,834	-
2.55%	24,531	28,163	126,555	94,446	83,720	3,834	18,794	-
2.60%	-	16,446	55,448	37,840	15,751	116	9,086	-
2.65%	420	8,797	11,216	11,582	4,468	866	2,820	-
2.70%	-	3,155	63,590	34,446	30,852	54	3,520	-
2.75%	-	10,267	14,408	6,882	3,804	380	4,287	-
2.80%	-	8,498	6,636	9,920	4,179	1,244	986	-
2.85%	-	-	13,082	8,264	6,382	-	938	-
2.90%	-	-	12,202	16,374	6,756	-	684	-
2.95%	-	-	6,485	2,627	9,157	23	225	-
3.00%	3,621	-	3,099	32,634	16,520	-	-	-
3.05%	-	-	928	2,320	1,080	274	296	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	864	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	2,746	-	-	24	-
3.40%	-	-	-	-	-	-	-	-

	$ 16,423,148	$ 9,115,834	$ 39,107,621	$ 20,714,501	$ 12,893,382	$1,513,665	$ 9,685,921	$ 453,356

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMIG6	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$21	$-	$-	$121	$-	$76	$-	$49
0.65%	1,208	-	-	171	-	742	-	244
0.75%	3,307	-	-	2,419	-	4,084	-	3,687
0.80%	-	-	148	-	1,207	-	338	32
0.85%	6,272	-	-	642	-	3,005	-	292
0.95%	598	185	-	2,314	-	2,766	-	912
1.05%	1,697	-	-	1,277	-	2,368	-	28
1.10%	31,285	-	-	20,786	-	17,102	-	9,442
1.15%	269,351	1,326	-	125,334	-	200,734	-	75,010
1.20%	3,892	-	-	1,165	-	3,502	-	1,420
1.25%	20,310	298	-	7,845	-	30,790	-	18,131
1.30%	53,640	-	47,664	75,006	105,241	46,328	31,057	69,537
1.35%	64,673	-	-	24,347	-	50,268	-	18,218
1.40%	32,089	182	22,249	5,326	26,918	19,324	11,470	7,443
1.45%	39,365	143	-	12,447	-	31,164	-	10,960
1.50%	51,957	782	-	34,721	-	64,058	-	50,594
1.55%	283,598	1,837	-	94,830	-	232,273	-	90,451
1.60%	9,045	202	-	6,440	-	21,077	-	13,143
1.65%	75,702	-	-	20,305	-	56,014	-	15,645
1.70%	42,369	66	-	13,251	-	31,099	-	17,819
1.75%	781,494	80	-	211,275	-	406,678	-	105,645
1.80%	66,544	496	-	15,865	-	57,944	-	32,364
1.85%	38,522	431	-	20,018	-	34,552	-	18,759
1.90%	6,808	-	-	9,942	-	8,849	-	1,746
1.95%	96,736	182	-	44,830	-	63,137	-	28,769
2.00%	134,888	-	-	24,101	-	91,016	-	24,433
2.05%	25,690	1,538	-	11,622	-	22,119	-	18,137
2.10%	47,314	259	-	14,808	-	35,372	-	16,222
2.15%	170,792	-	-	9,389	-	85,918	-	7,626
2.20%	31,407	-	-	15,312	-	35,243	-	7,660
2.25%	53,489	-	-	5,098	-	32,588	-	3,704
2.30%	10,081	-	-	14,819	-	12,492	-	20,408
2.35%	247,782	-	-	21,151	-	123,701	-	5,077
2.40%	51,475	-	-	2,604	-	28,644	-	3,270
2.45%	19,235	-	-	4,563	-	10,986	-	15,915
2.50%	4,896	-	-	13,268	-	5,557	-	10,699
2.55%	20,639	-	-	1,465	-	9,262	-	493
2.60%	6,579	-	-	1,619	-	3,665	-	644
2.65%	1,056	-	-	1,523	-	375	-	4,902
2.70%	7,434	-	-	433	-	2,955	-	202
2.75%	1,921	-	-	538	-	873	-	28
2.80%	1,460	-	-	1,254	-	3,600	-	37
2.85%	361	-	-	-	-	130	-	-
2.90%	1,900	-	-	405	-	841	-	-
2.95%	625	-	-	-	-	272	-	20
3.00%	-	-	-	-	-	-	-	-
3.05%	220	-	-	-	-	100	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	59	-	-	-	-	21	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	41	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,819,786	$8,007	$70,061	$894,690	$133,366	$1,893,664	$42,865	$729,817

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF

0.40%	$-	$22	$23	$-	$4	$-	$42	$-
0.65%	-	613	1,002	-	12	-	72	-
0.75%	-	1,743	3,653	-	87	-	1,650	-
0.80%	6,219	-	1,366	725	-	1,947	-	5,512
0.85%	-	3,696	4,147	-	115	-	431	-
0.95%	-	4,103	43	-	192	-	1,477	-
1.05%	-	1,371	16	-	-	-	211	-
1.10%	-	26,467	26,524	-	1,806	-	1,818	-
1.15%	-	225,965	178,639	-	34,961	-	55,105	-
1.20%	-	2,730	2,274	-	-	-	183	-
1.25%	-	26,580	14,858	-	6,656	-	18,582	-
1.30%	1,999,052	59,220	1,576,183	66,138	16,527	311,492	17,988	661,112
1.35%	-	60,967	45,419	-	6,825	-	16,194	-
1.40%	408,639	21,552	484,132	15,876	2,678	119,337	3,556	307,175
1.45%	-	32,651	22,160	-	9,425	-	19,929	-
1.50%	-	52,239	33,966	-	14,344	-	16,109	-
1.55%	-	228,899	192,530	-	40,673	-	44,937	-
1.60%	-	13,661	9,748	-	9,153	-	11,110	-
1.65%	-	70,065	52,479	-	7,674	-	11,891	-
1.70%	-	35,518	27,848	-	5,755	-	5,198	-
1.75%	-	504,705	513,999	-	43,584	-	40,138	-
1.80%	-	53,997	44,649	-	8,923	-	12,132	-
1.85%	-	34,891	19,195	-	15,447	-	9,622	-
1.90%	-	11,644	4,859	-	2,176	-	1,802	-
1.95%	-	73,063	64,520	-	12,594	-	9,798	-
2.00%	-	89,328	90,590	-	18,309	-	10,468	-
2.05%	-	26,688	18,752	-	9,797	-	3,142	-
2.10%	-	35,263	34,334	-	12,038	-	6,248	-
2.15%	-	103,222	115,556	-	3,830	-	2,497	-
2.20%	-	24,768	22,250	-	16,275	-	3,978	-
2.25%	-	34,050	40,973	-	1,348	-	1,127	-
2.30%	-	18,445	8,227	-	2,343	-	3,213	-
2.35%	-	157,098	182,768	-	5,474	-	2,700	-
2.40%	-	33,273	34,169	-	659	-	512	-
2.45%	-	23,187	12,351	-	945	-	802	-
2.50%	-	8,814	7,929	-	2,618	-	1,229	-
2.55%	-	10,643	14,832	-	342	-	129	-
2.60%	-	8,149	5,176	-	219	-	211	-
2.65%	-	3,333	319	-	299	-	10	-
2.70%	-	4,047	5,124	-	-	-	304	-
2.75%	-	1,750	1,174	-	-	-	-	-
2.80%	-	1,073	785	-	10,553	-	84	-
2.85%	-	175	232	-	-	-	-	-
2.90%	-	1,015	1,329	-	-	-	26	-
2.95%	-	330	440	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	113	161	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	27	38	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,413,910	$2,131,153	$3,921,741	$82,739	$324,660	$432,776	$336,655	$973,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF2	NVRE1

0.40%	$11	$ 409	$171	$-	$ 1	$ 302	$ -	$-
0.65%	4	357	129	-	302	1,519	332	-
0.75%	417	5,573	4,147	-	965	4,360	2,681	-
0.80%	-	300	109	10,386	-	-	51	5,468
0.85%	1,288	2,928	1,588	-	1,027	7,529	1,998	-
0.95%	4,310	5,322	1,125	-	3,434	-	43	-
1.05%	2,423	3,545	654	-	4,697	10	622	-
1.10%	7,558	26,508	26,854	-	28,599	53,861	29,079	-
1.15%	120,147	224,132	137,130	-	578,331	363,827	197,934	-
1.20%	479	601	747	-	6,580	3,724	1,845	-
1.25%	28,427	30,237	5,917	-	146,450	22,184	27,801	-
1.30%	26,950	416,384	99,708	3,214,338	61,995	303,383	217,719	614,051
1.35%	56,070	67,419	25,478	-	247,688	78,635	43,270	-
1.40%	7,710	62,587	22,385	1,355,578	46,870	36,031	28,536	275,386
1.45%	28,368	58,007	22,212	-	122,586	35,390	22,993	-
1.50%	33,498	127,976	58,749	-	146,348	113,337	114,971	-
1.55%	79,898	210,840	109,261	-	577,574	334,322	210,888	-
1.60%	9,790	28,239	29,606	-	57,433	12,571	27,490	-
1.65%	19,209	49,552	20,738	-	135,029	96,483	46,294	-
1.70%	19,330	12,691	16,362	-	63,857	44,359	43,140	-
1.75%	77,185	459,575	252,772	-	479,937	1,037,554	497,775	-
1.80%	14,410	50,814	29,286	-	171,709	79,109	55,242	-
1.85%	9,348	81,146	29,578	-	116,991	68,166	54,402	-
1.90%	8,742	19,085	12,830	-	24,270	8,017	7,680	-
1.95%	13,224	112,458	39,650	-	100,145	170,377	78,843	-
2.00%	13,433	62,795	30,729	-	110,396	155,039	78,299	-
2.05%	2,364	35,439	12,900	-	42,503	31,636	17,279	-
2.10%	6,270	36,270	28,383	-	67,936	71,119	27,590	-
2.15%	6,782	18,526	17,956	-	102,991	179,301	69,121	-
2.20%	5,887	42,377	21,219	-	52,780	57,030	45,333	-
2.25%	1,561	19,704	17,337	-	24,725	55,069	12,992	-
2.30%	7,019	34,505	12,905	-	32,569	20,554	17,272	-
2.35%	3,203	79,953	44,861	-	53,318	260,125	73,316	-
2.40%	730	5,899	11,736	-	30,319	53,371	20,018	-
2.45%	212	21,203	9,250	-	7,947	24,150	8,818	-
2.50%	1,112	46,443	55,786	-	14,739	6,439	14,692	-
2.55%	1,246	7,354	5,638	-	3,452	20,667	7,225	-
2.60%	160	5,861	8,133	-	5,458	6,730	2,042	-
2.65%	31	2,119	3,262	-	1,759	1,225	1,447	-
2.70%	93	744	2,542	-	836	7,967	3,080	-
2.75%	-	592	2,642	-	146	1,845	786	-
2.80%	243	2,249	684	-	1,037	1,217	601	-
2.85%	353	1,787	707	-	161	373	120	-
2.90%	178	-	598	-	-	1,943	532	-
2.95%	182	290	255	-	203	662	314	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	220	39	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	59	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	58	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$619,855	$ 2,480,795	$1,234,767	$4,580,302	$ 3,676,093	$ 3,831,791	$ 2,112,566	$894,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVRE2	NOTB4	NOTG4	NOTMG4	ALVBWB	ALVGIB	ALVSVB	ACVB

0.40%	$-	$-	$-	$-	$361	$-	$100	$-
0.65%	66	-	-	-	-	-	451	-
0.75%	1,493	-	-	-	-	-	1,252	-
0.80%	-	-	-	-	-	-	207	1,473
0.85%	4,264	-	-	-	-	-	755	-
0.95%	6,361	-	-	-	-	2,201	1,265	-
1.05%	1,821	-	-	-	-	1,846	1,262	-
1.10%	6,151	-	-	-	-	504	13,146	-
1.15%	219,543	-	-	-	-	11,818	68,022	-
1.20%	513	-	-	-	-	652	609	-
1.25%	31,432	-	-	-	-	12,927	13,407	-
1.30%	29,344	-	-	-	-	1,916	155,777	330,703
1.35%	50,497	-	-	-	-	93	22,857	-
1.40%	10,270	-	-	-	-	254	16,991	134,482
1.45%	39,776	-	-	-	-	6,492	9,934	-
1.50%	64,851	34	67	34	-	9,872	57,217	-
1.55%	184,686	-	-	-	-	13,274	70,995	-
1.60%	34,052	-	-	-	-	2,520	12,842	-
1.65%	27,159	5	-	-	-	356	32,301	-
1.70%	14,617	-	-	-	-	2,962	14,328	-
1.75%	103,208	106	2	3	-	7,057	150,823	-
1.80%	46,609	-	-	-	-	9,855	27,079	-
1.85%	21,337	-	-	-	-	1,037	31,365	-
1.90%	8,340	-	-	-	-	1,960	2,840	-
1.95%	29,438	-	-	-	-	1,081	48,138	-
2.00%	28,037	-	-	-	-	-	28,018	-
2.05%	7,758	-	-	-	-	3,187	6,271	-
2.10%	25,144	-	-	-	-	853	19,455	-
2.15%	7,082	-	-	-	-	1,734	10,096	-
2.20%	24,303	-	-	-	-	333	21,128	-
2.25%	3,185	-	-	-	-	414	4,247	-
2.30%	8,614	-	-	-	-	328	14,511	-
2.35%	2,930	-	-	-	-	-	14,545	-
2.40%	1,262	-	-	-	-	-	1,981	-
2.45%	1,419	-	-	-	-	-	5,543	-
2.50%	3	-	-	-	-	-	10,344	-
2.55%	1,938	-	-	-	-	-	2,174	-
2.60%	-	-	-	-	-	-	619	-
2.65%	247	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	459	-
2.75%	71	-	-	-	-	-	610	-
2.80%	1,929	-	-	-	-	-	72	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,049,750	$145	$69	$37	$361	$95,526	$894,036	$466,658

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.40%	$-	$-	$-	$653	$-	$-	$-	$344
0.65%	-	-	-	1,319	-	-	-	203
0.75%	-	-	-	10,147	-	-	-	3,501
0.80%	-	491	-	1,466	-	-	1,183	-
0.85%	-	-	-	13,820	-	-	-	2,387
0.95%	-	-	3,227	15,056	-	-	-	1,287
1.05%	-	-	3,911	7,807	-	-	-	1,487
1.10%	-	-	-	41,786	-	-	-	21,949
1.15%	-	-	11,367	417,001	-	-	-	120,230
1.20%	-	-	-	2,208	-	-	-	393
1.25%	-	-	6,376	90,001	-	-	-	17,384
1.30%	1,066	145,020	-	724,400	85	2	74,169	141,913
1.35%	-	-	381	104,005	-	-	-	39,477
1.40%	83	50,920	2,570	140,025	100	-	20,586	10,262
1.45%	-	-	2,175	67,987	-	-	-	18,642
1.50%	-	-	2,340	168,996	-	-	-	50,068
1.55%	-	-	15,787	407,389	-	-	-	121,781
1.60%	-	-	430	74,650	-	-	-	18,011
1.65%	-	-	133	138,585	-	-	-	29,401
1.70%	-	-	75	28,990	-	-	-	8,193
1.75%	-	-	2,759	734,946	-	-	-	253,991
1.80%	-	-	2,394	136,095	-	-	-	31,111
1.85%	-	-	3,722	118,288	-	-	-	37,725
1.90%	-	-	1,750	12,766	-	-	-	6,058
1.95%	-	-	91	204,525	-	-	-	67,980
2.00%	-	-	-	77,413	-	-	-	24,072
2.05%	-	-	1,526	42,826	-	-	-	8,124
2.10%	-	-	139	80,138	-	-	-	21,825
2.15%	-	-	53	30,330	-	-	-	19,433
2.20%	-	-	340	90,965	-	-	-	21,365
2.25%	-	-	-	23,053	-	-	-	3,646
2.30%	-	-	-	41,860	-	-	-	11,244
2.35%	-	-	-	51,930	-	-	-	17,495
2.40%	-	-	84	14,266	-	-	-	4,939
2.45%	-	-	-	21,014	-	-	-	4,089
2.50%	-	-	-	41,295	-	-	-	22,018
2.55%	-	-	-	6,657	-	-	-	1,757
2.60%	-	-	-	7,123	-	-	-	1,873
2.65%	-	-	-	110	-	-	-	1,419
2.70%	-	-	-	1,679	-	-	-	2,371
2.75%	-	-	-	1,906	-	-	-	-
2.80%	-	-	-	330	-	-	-	303
2.85%	-	-	-	593	-	-	-	592
2.90%	-	-	-	71	-	-	-	-
2.95%	-	-	-	503	-	-	-	230
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	273	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	85	-	-	-	50
3.40%	-	-	-	-	-	-	-	-

	$1,149	$196,431	$61,630	$4,197,331	$185	$2	$95,938	$1,170,623

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	ACVU2	ACVVS1	DVSCS	DCAP	DCAPS	DVDLS	DGI	FCA2S

0.40%	$-	$-	$232	$-	$304	$-	$-	$-
0.65%	-	-	161	-	344	-	-	-
0.75%	-	-	2,984	-	3,911	-	-	-
0.80%	-	-	569	2,992	-	-	407	-
0.85%	-	-	5,217	-	4,765	-	-	-
0.95%	-	-	2,728	-	4,794	308	-	141
1.05%	-	-	5,557	-	6,638	24	-	-
1.10%	-	-	8,615	-	11,391	-	-	-
1.15%	-	-	137,910	-	162,881	6,822	-	3,792
1.20%	-	-	1,092	-	-	-	-	10
1.25%	-	-	15,748	-	18,623	1,244	-	2,551
1.30%	-	67	188,133	366,453	226,752	-	125,576	-
1.35%	-	-	38,591	-	49,306	-	-	-
1.40%	-	-	40,798	122,881	9,598	173	50,602	180
1.45%	-	-	35,427	-	41,742	12	-	595
1.50%	-	-	64,955	-	96,408	339	-	1,105
1.55%	29	-	121,773	-	118,675	6,949	-	6,707
1.60%	-	-	17,175	-	27,846	-	-	1,396
1.65%	-	-	20,907	-	45,087	-	-	154
1.70%	-	-	9,988	-	19,108	540	-	463
1.75%	-	-	224,876	-	273,592	2,280	-	348
1.80%	-	-	56,514	-	33,590	1,288	-	604
1.85%	-	-	25,262	-	62,447	113	-	1,564
1.90%	-	-	6,269	-	14,932	-	-	579
1.95%	-	-	43,644	-	82,064	556	-	308
2.00%	-	-	43,302	-	43,793	5	-	-
2.05%	-	-	11,340	-	24,589	39	-	1,709
2.10%	-	-	18,848	-	40,111	202	-	-
2.15%	-	-	32,803	-	13,658	-	-	-
2.20%	-	-	19,590	-	25,850	-	-	-
2.25%	-	-	4,610	-	3,518	97	-	283
2.30%	-	-	6,666	-	25,287	-	-	-
2.35%	-	-	34,861	-	19,144	-	-	-
2.40%	-	-	9,119	-	1,969	-	-	38
2.45%	-	-	3,749	-	6,810	-	-	-
2.50%	-	-	4,351	-	11,313	-	-	-
2.55%	-	-	7,782	-	10,512	-	-	-
2.60%	-	-	2,038	-	3,423	-	-	-
2.65%	-	-	861	-	1,310	-	-	-
2.70%	-	-	1,124	-	632	-	-	-
2.75%	-	-	278	-	1,152	-	-	-
2.80%	-	-	990	-	2,606	-	-	-
2.85%	-	-	66	-	-	-	-	-
2.90%	-	-	251	-	-	-	-	-
2.95%	-	-	79	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	25	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	10	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$29	$67	$1,277,868	$492,326	$1,550,475	$20,991	$176,585	$22,527

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP	FNRS2	FEI2

0.40%	$-	$ -	$-	$-	$-	$-	$ -	$ 376
0.65%	-	-	-	-	-	-	66	353
0.75%	-	-	-	-	-	-	2,373	1,307
0.80%	151	-	5,248	-	1,516	1,039	1,633	-
0.85%	-	-	-	-	-	-	6,663	1,779
0.95%	-	2,736	-	-	-	-	1,530	545
1.05%	-	1,665	-	-	-	-	3,134	808
1.10%	-	2,081	-	283	-	-	8,176	33,811
1.15%	-	93,097	-	23,902	-	-	151,451	369,908
1.20%	-	6,610	-	5,404	-	-	709	3,475
1.25%	-	36,814	-	11,303	-	-	13,602	65,710
1.30%	102,434	294	3,148,170	-	447,940	1,558,296	210,003	265,471
1.35%	-	33,559	-	8,843	-	-	46,613	94,849
1.40%	47,510	8,140	1,321,584	3,839	259,992	341,600	51,727	15,653
1.45%	-	21,708	-	2,401	-	-	26,158	60,852
1.50%	-	26,206	-	5,090	-	-	32,915	130,687
1.55%	-	92,515	-	23,771	-	-	157,392	284,409
1.60%	-	7,752	-	2,616	-	-	17,516	55,220
1.65%	-	28,397	-	6,265	-	-	30,901	62,758
1.70%	-	23,539	-	886	-	-	8,032	26,350
1.75%	-	79,794	-	13,513	-	-	124,271	486,967
1.80%	-	56,090	-	5,527	-	-	31,534	85,397
1.85%	-	8,977	-	3,180	-	-	22,413	79,425
1.90%	-	3,993	-	2,053	-	-	2,318	16,454
1.95%	-	8,509	-	4,970	-	-	35,663	115,622
2.00%	-	18,457	-	2,197	-	-	30,404	86,194
2.05%	-	5,830	-	2,038	-	-	9,769	36,750
2.10%	-	8,143	-	879	-	-	112,732	38,611
2.15%	-	13,560	-	4,138	-	-	13,407	48,016
2.20%	-	8,407	-	790	-	-	56,686	47,824
2.25%	-	3,872	-	1,150	-	-	914	14,316
2.30%	-	7,284	-	365	-	-	8,582	25,161
2.35%	-	7,036	-	687	-	-	1,516	47,285
2.40%	-	3,386	-	504	-	-	2,018	4,965
2.45%	-	723	-	109	-	-	3,226	9,860
2.50%	-	131	-	116	-	-	410	13,826
2.55%	-	3	-	43	-	-	1	1,677
2.60%	-	5,366	-	515	-	-	-	808
2.65%	-	-	-	221	-	-	568	182
2.70%	-	-	-	-	-	-	-	2,603
2.75%	-	-	-	-	-	-	15	317
2.80%	-	-	-	-	-	-	1,205	616
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	70
2.95%	-	-	-	-	-	-	-	474
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	59
3.40%	-	-	-	-	-	-	-	-

	$150,095	$ 624,674	$4,475,002	$137,598	$709,448	$1,900,935	$ 1,228,246	$ 2,637,800

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2

0.40%	$-	$-	$-	$-	$-	$-	$-	$502
0.65%	-	-	-	-	-	-	-	203
0.75%	-	-	-	-	-	-	-	1,784
0.80%	508	-	313	-	1,240	-	8,035	-
0.85%	-	-	-	-	-	-	-	4,094
0.95%	-	-	-	-	-	-	-	288
1.05%	-	-	-	-	-	-	-	2,467
1.10%	-	66,888	-	182,370	-	1,215	-	15,853
1.15%	-	226,122	-	799,201	-	30,139	-	166,570
1.20%	-	1,047	-	2,701	-	79	-	5,497
1.25%	-	14,369	-	41,619	-	16,198	-	27,588
1.30%	51,639	331,937	120,923	1,347,488	92,264	9,419	3,618,967	180,919
1.35%	-	57,183	-	169,260	-	31,109	-	46,603
1.40%	21,327	18,869	9,569	19,658	9,617	41	892,006	8,844
1.45%	-	52,086	-	92,278	-	9,908	-	32,907
1.50%	-	86,040	-	280,945	-	27,220	-	86,507
1.55%	-	142,452	-	476,694	-	44,627	-	165,759
1.60%	-	20,559	-	24,337	-	3,270	-	22,228
1.65%	-	39,594	-	95,925	-	9,025	-	43,216
1.70%	-	13,847	-	12,779	-	12,352	-	22,229
1.75%	-	431,157	-	1,397,603	-	105,819	-	251,046
1.80%	-	25,183	-	43,220	-	8,698	-	49,229
1.85%	-	40,178	-	159,999	-	7,831	-	81,415
1.90%	-	5,569	-	10,515	-	4,346	-	9,760
1.95%	-	63,042	-	242,936	-	19,576	-	68,772
2.00%	-	70,305	-	155,413	-	7,384	-	52,394
2.05%	-	12,163	-	36,356	-	9,446	-	22,657
2.10%	-	50,246	-	52,805	-	5,507	-	30,642
2.15%	-	51,769	-	110,909	-	41,357	-	20,536
2.20%	-	37,487	-	105,131	-	3,705	-	61,960
2.25%	-	14,105	-	4,504	-	915	-	5,636
2.30%	-	9,259	-	37,039	-	20,575	-	15,082
2.35%	-	13,690	-	51,461	-	13,785	-	10,722
2.40%	-	4,811	-	17,862	-	6,112	-	6,368
2.45%	-	4,787	-	10,199	-	3,223	-	10,122
2.50%	-	6,349	-	10,145	-	771	-	6,683
2.55%	-	7,903	-	10,694	-	203	-	6,205
2.60%	-	5,508	-	110	-	413	-	932
2.65%	-	5	-	-	-	-	-	1,558
2.70%	-	-	-	-	-	-	-	1,194
2.75%	-	-	-	31	-	-	-	236
2.80%	-	-	-	-	-	-	-	785
2.85%	-	-	-	83	-	-	-	590
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	3,058	-	-	-	129
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$73,474	$1,924,509	$130,805	$6,005,328	$103,121	$454,268	$4,519,008	$1,548,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2

0.40%	$-	$-	$478	$-	$578	$-	$-	$-
0.65%	-	-	2,331	-	265	-	-	-
0.75%	-	-	16,058	-	2,330	-	-	-
0.80%	686	3,052	-	2,877	-	419	1,020	-
0.85%	-	-	22,130	-	6,190	-	-	-
0.95%	-	-	3,400	-	2,214	-	-	-
1.05%	-	-	4,602	-	5,538	-	-	-
1.10%	-	-	88,117	-	44,790	-	-	84
1.15%	-	-	793,803	-	542,801	-	-	9,508
1.20%	-	-	6,110	-	2,882	-	-	-
1.25%	-	-	75,277	-	68,854	-	-	7,082
1.30%	214,673	242,829	383,252	253,495	303,581	544,114	260,437	238
1.35%	-	-	181,733	-	185,316	-	-	-
1.40%	102,158	115,786	75,778	63,724	25,293	131,773	53,264	1,439
1.45%	-	-	125,616	-	77,751	-	-	911
1.50%	-	-	194,343	-	168,529	-	-	2,380
1.55%	-	-	639,558	-	421,378	-	-	3,765
1.60%	-	-	67,922	-	62,254	-	-	559
1.65%	-	-	191,716	-	134,069	-	-	-
1.70%	-	-	93,607	-	43,791	-	-	3,683
1.75%	-	-	1,606,786	-	693,635	-	-	480
1.80%	-	-	164,405	-	120,735	-	-	937
1.85%	-	-	151,772	-	104,596	-	-	561
1.90%	-	-	28,664	-	23,492	-	-	422
1.95%	-	-	235,387	-	150,315	-	-	593
2.00%	-	-	263,394	-	113,332	-	-	18
2.05%	-	-	73,441	-	64,247	-	-	176
2.10%	-	-	88,271	-	68,585	-	-	5
2.15%	-	-	231,209	-	78,159	-	-	-
2.20%	-	-	87,806	-	59,426	-	-	162
2.25%	-	-	130,917	-	24,447	-	-	32
2.30%	-	-	40,789	-	46,600	-	-	-
2.35%	-	-	481,298	-	81,163	-	-	-
2.40%	-	-	79,403	-	25,170	-	-	-
2.45%	-	-	39,773	-	10,609	-	-	-
2.50%	-	-	44,289	-	29,897	-	-	-
2.55%	-	-	36,342	-	7,806	-	-	-
2.60%	-	-	16,638	-	13,015	-	-	-
2.65%	-	-	4,560	-	2,692	-	-	-
2.70%	-	-	10,538	-	1,481	-	-	-
2.75%	-	-	5,378	-	38	-	-	-
2.80%	-	-	3,642	-	13,694	-	-	-
2.85%	-	-	461	-	364	-	-	-
2.90%	-	-	3,979	-	537	-	-	-
2.95%	-	-	784	-	351	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	401	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	43	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	58	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$317,517	$361,667	$6,796,201	$320,096	$3,832,848	$676,306	$314,721	$33,035

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3

0.40%	$188	$-	$-	$-	$140	$-	$-	$-
0.65%	78	-	110	-	625	-	-	-
0.75%	1,030	-	2,884	-	2,091	-	-	-
0.80%	-	300	897	-	398	399	-	243
0.85%	1,657	-	2,323	-	4,132	-	-	-
0.95%	300	-	1,246	3,325	5,225	350	339	1,632
1.05%	779	-	796	2,039	3,010	1,381	36	1,394
1.10%	12,524	-	22,437	2,142	26,245	3,231	221	16,854
1.15%	130,771	-	241,519	133,761	238,522	49,221	8,120	152,327
1.20%	987	-	1,676	3,491	10,664	294	199	1,235
1.25%	11,750	-	41,999	49,469	33,078	5,514	5,374	17,823
1.30%	84,727	63,492	204,075	2,063	173,342	48,808	-	37,996
1.35%	29,790	-	130,177	47,348	79,360	18,095	-	44,990
1.40%	3,587	19,694	123,754	16,668	45,564	17,078	2,628	13,470
1.45%	25,880	-	52,224	28,856	45,579	19,511	2,597	32,540
1.50%	40,715	-	126,191	35,113	67,059	14,791	3,593	39,761
1.55%	96,358	-	253,285	163,671	235,469	72,845	7,701	162,837
1.60%	8,950	-	97,341	17,811	26,678	3,893	6,172	14,064
1.65%	22,650	-	83,213	36,625	59,840	32,150	19	24,531
1.70%	20,540	-	22,775	14,408	30,965	2,935	1,939	24,820
1.75%	165,027	-	348,789	81,996	457,469	46,888	885	206,687
1.80%	33,286	-	96,066	65,065	59,660	17,331	3,498	35,601
1.85%	36,212	-	38,101	17,150	39,228	5,863	1,180	20,648
1.90%	7,343	-	3,451	11,017	7,267	2,439	1,591	12,315
1.95%	39,152	-	63,822	21,975	75,079	13,273	799	32,792
2.00%	21,251	-	77,126	37,309	94,303	9,052	14	35,202
2.05%	4,825	-	17,745	20,389	22,397	1,436	732	6,601
2.10%	16,343	-	24,980	15,025	41,079	22,918	705	20,126
2.15%	9,975	-	18,753	20,847	73,868	5,053	305	16,697
2.20%	18,194	-	11,309	19,259	25,100	1,636	-	13,217
2.25%	5,800	-	19,295	3,192	30,068	1,079	472	11,644
2.30%	11,382	-	9,082	13,346	14,202	4,948	-	17,394
2.35%	28,287	-	4,036	6,303	133,464	61	-	58,551
2.40%	1,785	-	3,070	2,517	20,504	918	-	6,109
2.45%	4,588	-	3,214	2,089	12,505	1,367	-	4,649
2.50%	9,918	-	849	1,045	12,385	487	-	36,654
2.55%	1,298	-	5,381	520	9,132	635	-	3,461
2.60%	2,262	-	425	567	5,050	-	-	6,703
2.65%	886	-	20	640	358	280	-	116
2.70%	1,350	-	-	-	3,580	-	-	2,387
2.75%	124	-	-	-	678	-	-	932
2.80%	153	-	724	15	4,109	-	-	1,484
2.85%	471	-	-	-	142	-	-	705
2.90%	-	-	-	-	766	-	-	-
2.95%	73	-	645	-	219	-	-	387
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	181	-	-	161
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	15	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	41
3.40%	-	-	-	-	-	-	-	-

	$913,246	$83,486	$2,155,805	$897,056	$2,230,794	$426,160	$49,119	$1,137,781

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FTVGI3	FTVFA2	AMTB	AMTG	AMTP	AMFAS	AMSRS	OVMS

0.40%	$-	$-	$43	$-	$-	$-	$-	$-
0.65%	152	-	1,306	-	-	-	-	-
0.75%	1,741	154	7,499	-	-	-	-	-
0.80%	677	21	354	-	-	243	130	389
0.85%	2,073	-	6,800	-	-	-	-	-
0.95%	2,026	-	6,337	-	-	290	7,438	-
1.05%	3,760	289	992	-	-	45	2,123	-
1.10%	10,344	2,507	32,717	-	-	276	5,963	-
1.15%	231,343	21,296	262,968	-	-	4,652	57,757	-
1.20%	484	-	3,413	-	-	51	-	-
1.25%	29,752	5,647	23,806	-	-	2,475	7,075	-
1.30%	297,028	35,170	305,136	100	2	4,983	68,050	362,428
1.35%	79,998	16,148	54,665	-	-	1,173	26,106	-
1.40%	84,985	5,539	145,495	83	197	5,838	11,938	165,329
1.45%	77,496	21,040	55,914	-	-	2,288	10,804	-
1.50%	92,083	39,182	57,455	-	-	1,808	8,575	-
1.55%	145,655	67,622	235,118	-	-	10,160	32,313	-
1.60%	101,551	23,810	32,913	-	-	1,238	4,095	-
1.65%	59,942	6,095	79,889	-	-	301	12,402	-
1.70%	11,485	3,170	40,862	-	-	593	7,130	-
1.75%	176,185	73,349	516,522	-	-	7,964	58,617	-
1.80%	100,555	10,946	78,167	-	-	1,521	9,945	-
1.85%	41,372	7,269	44,845	-	-	765	8,105	-
1.90%	1,700	78	14,437	-	-	62	7,019	-
1.95%	39,654	15,787	80,535	-	-	1,133	4,072	-
2.00%	35,790	7,097	96,641	-	-	161	5,171	-
2.05%	8,696	2,482	21,116	-	-	2,476	4,698	-
2.10%	9,307	205	26,953	-	-	676	6,672	-
2.15%	4,393	2,171	76,579	-	-	1,398	6,274	-
2.20%	18,661	11,502	33,326	-	-	1,795	1,331	-
2.25%	4,399	320	82,519	-	-	306	735	-
2.30%	4,615	965	19,102	-	-	764	2,702	-
2.35%	667	2,909	249,196	-	-	1,851	3,749	-
2.40%	1,421	1,042	24,315	-	-	1,245	5,208	-
2.45%	1,857	-	16,905	-	-	-	-	-
2.50%	1,395	603	17,751	-	-	105	64	-
2.55%	723	2,534	11,005	-	-	25	-	-
2.60%	442	-	8,040	-	-	-	224	-
2.65%	3,424	1,610	2,523	-	-	-	234	-
2.70%	-	-	3,630	-	-	-	-	-
2.75%	-	-	4,518	-	-	-	-	-
2.80%	-	-	1,184	-	-	31	-	-
2.85%	-	-	780	-	-	-	-	-
2.90%	-	-	901	-	-	-	-	-
2.95%	-	-	359	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	489	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,687,831	$388,559	$2,786,020	$183	$199	$58,692	$386,719	$528,146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVGI	OVGIS	OVSC

0.40%	$-	$-	$-	$-	$-	$-	$98	$-
0.65%	-	-	-	-	-	-	1,194	-
0.75%	-	-	495	-	-	-	3,687	-
0.80%	524	1,305	-	919	-	120	-	343
0.85%	-	-	1,210	-	-	-	7,492	-
0.95%	-	-	8,470	-	8	-	1,604	-
1.05%	-	-	5,798	-	252	-	1,455	-
1.10%	-	-	6,416	-	303	-	41,947	-
1.15%	-	-	183,090	-	18,601	-	355,751	-
1.20%	-	-	1,376	-	763	-	3,924	-
1.25%	-	-	37,979	-	25,784	-	37,471	-
1.30%	286,277	557,217	29,922	880,188	2,227	131,675	109,978	45,958
1.35%	-	-	89,854	-	-	-	88,572	-
1.40%	181,672	108,837	12,743	509,055	1,671	31,059	40,379	12,394
1.45%	-	-	45,573	-	4,838	-	45,543	-
1.50%	-	-	44,637	-	6,081	-	89,296	-
1.55%	-	-	130,121	-	17,643	-	383,865	-
1.60%	-	-	19,536	-	300	-	20,945	-
1.65%	-	-	52,739	-	46	-	95,408	-
1.70%	-	-	8,381	-	2,093	-	58,853	-
1.75%	-	-	78,712	-	2,125	-	930,756	-
1.80%	-	-	30,405	-	9,670	-	90,565	-
1.85%	-	-	14,238	-	4,237	-	59,136	-
1.90%	-	-	3,569	-	540	-	11,363	-
1.95%	-	-	23,333	-	744	-	127,637	-
2.00%	-	-	21,586	-	930	-	157,033	-
2.05%	-	-	6,369	-	1,376	-	39,853	-
2.10%	-	-	20,406	-	1,835	-	65,991	-
2.15%	-	-	2,793	-	1,261	-	192,791	-
2.20%	-	-	19,200	-	-	-	42,757	-
2.25%	-	-	2,393	-	164	-	61,716	-
2.30%	-	-	2,353	-	-	-	16,371	-
2.35%	-	-	3,076	-	-	-	289,735	-
2.40%	-	-	2,020	-	-	-	55,318	-
2.45%	-	-	701	-	-	-	22,363	-
2.50%	-	-	109	-	-	-	17,136	-
2.55%	-	-	1,016	-	-	-	23,272	-
2.60%	-	-	68	-	-	-	10,813	-
2.65%	-	-	38	-	-	-	2,434	-
2.70%	-	-	-	-	-	-	6,742	-
2.75%	-	-	-	-	-	-	2,959	-
2.80%	-	-	3,230	-	-	-	1,485	-
2.85%	-	-	-	-	-	-	540	-
2.90%	-	-	-	-	-	-	1,922	-
2.95%	-	-	-	-	-	-	607	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	242	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	48	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$468,473	$667,359	$913,955	$1,390,162	$103,492	$162,854	$3,619,047	$58,695

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVSCS	OVAG	OVSB	OVSBS	PMVAAD	PMVFAD	PMVLAD	PMVTRD

0.40%	$54	$-	$-	$-	$-	$-	$1,104	$1,419
0.65%	43	-	-	-	21	-	1,351	779
0.75%	450	-	-	-	32	2,335	19,877	5,953
0.80%	-	486	97	-	-	111	532	-
0.85%	1,752	-	-	-	130	1,230	21,325	8,103
0.95%	1,837	-	-	218	-	41	5,588	1,013
1.05%	2,891	-	-	90	-	213	6,088	1,524
1.10%	9,718	-	-	66	684	7,924	58,625	5,659
1.15%	95,711	-	-	4,620	6,460	35,886	406,779	129,076
1.20%	116	-	-	74	-	79	1,900	45
1.25%	15,253	-	-	918	47	7,070	36,749	6,248
1.30%	58,868	117,104	1,046	-	8,218	49,906	743,970	499,233
1.35%	43,918	-	-	1,343	2,783	14,835	108,466	41,683
1.40%	4,289	22,241	336	350	1,537	12,522	80,624	41,336
1.45%	21,928	-	-	1,475	734	7,403	65,213	20,247
1.50%	33,068	-	-	677	4,752	21,783	238,771	136,328
1.55%	123,556	-	-	5,304	4,269	34,477	379,528	71,830
1.60%	15,304	-	-	182	8,603	36,558	123,769	108,839
1.65%	40,459	-	-	747	1,909	8,526	116,070	32,043
1.70%	7,102	-	-	281	1	628	28,761	3,229
1.75%	127,597	-	-	3,200	9,565	35,293	1,009,907	399,861
1.80%	29,631	-	-	1,108	2,763	9,880	118,079	34,488
1.85%	20,933	-	-	354	2,405	3,288	167,244	88,619
1.90%	3,629	-	-	225	-	1,265	15,793	2,899
1.95%	35,107	-	-	353	1,414	12,612	274,701	100,294
2.00%	32,456	-	-	753	2,634	9,413	154,200	26,134
2.05%	17,354	-	-	115	322	2,800	64,894	31,076
2.10%	30,435	-	-	200	4,493	8,746	65,677	25,026
2.15%	6,904	-	-	140	80	1,851	89,746	20,036
2.20%	11,043	-	-	470	1,476	5,320	118,417	71,728
2.25%	2,666	-	-	179	428	378	35,271	3,883
2.30%	9,751	-	-	-	23	1,277	38,171	28,013
2.35%	8,492	-	-	-	1,018	-	148,468	6,420
2.40%	1,198	-	-	14	447	122	26,607	859
2.45%	4,281	-	-	76	-	642	24,034	7,950
2.50%	6,235	-	-	-	-	-	9,773	2,932
2.55%	4,886	-	-	-	2,105	1,577	18,648	2,177
2.60%	676	-	-	-	-	-	3,974	1,019
2.65%	1,263	-	-	-	-	-	3,378	2,302
2.70%	50	-	-	-	-	-	4,034	467
2.75%	336	-	-	5	-	-	994	-
2.80%	16,361	-	-	-	-	-	20,089	275
2.85%	-	-	-	-	-	-	164	-
2.90%	-	-	-	-	-	-	855	-
2.95%	-	-	-	-	-	-	267	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	113	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	21	-
3.25%	-	-	-	-	-	-	-	-
3.30%	42	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$847,643	$139,831	$1,479	$23,537	$69,353	$335,991	$4,858,609	$1,971,045

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PVGIB	PVTIGB	PVTVB	ACEG2	AVBV2	VYDS	TRHS2	VWHAS

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	51	-
0.75%	-	-	-	-	-	-	2,351	3,328
0.80%	-	-	-	19	-	-	784	1
0.85%	-	-	-	-	-	-	4,354	929
0.95%	-	-	759	482	-	-	1,936	239
1.05%	112	-	10	1,043	-	-	1,217	-
1.10%	514	-	205	503	-	-	4,514	52
1.15%	7,340	1,166	8,190	7,860	-	418	75,751	2,228
1.20%	110	-	-	-	-	-	570	-
1.25%	1,778	446	5,515	1,604	-	3,023	5,290	222
1.30%	-	-	-	1,679	-	-	160,022	18,349
1.35%	1,026	-	695	1,590	-	1,250	16,391	2,131
1.40%	264	339	513	1,677	-	-	49,465	471
1.45%	1,005	254	842	1,332	-	-	7,533	187
1.50%	920	620	838	3,053	-	-	27,386	7,877
1.55%	9,562	231	6,444	8,973	23	51	55,122	4,419
1.60%	43	29	3,489	460	-	-	15,447	4,753
1.65%	1,808	-	972	522	-	58	14,157	1,251
1.70%	380	-	735	2,769	-	-	3,349	207
1.75%	7,011	499	845	5,988	-	-	72,730	8,738
1.80%	1,851	940	2,009	1,530	-	-	12,074	857
1.85%	933	304	684	1,633	-	-	16,179	2,306
1.90%	1,127	-	1,783	1,615	-	-	1,362	-
1.95%	1,080	-	-	1,539	-	-	28,721	1,811
2.00%	724	-	292	2,107	-	-	22,148	584
2.05%	681	519	203	1,181	-	-	10,081	1,615
2.10%	1,589	59	87	1,903	-	-	16,802	8,716
2.15%	239	-	-	2,639	-	-	2,558	212
2.20%	167	-	24	248	-	-	38,968	3,633
2.25%	470	-	483	210	-	-	66	46
2.30%	148	-	174	144	-	-	3,864	683
2.35%	211	-	863	2,048	-	-	1,203	-
2.40%	-	-	-	606	-	-	281	-
2.45%	-	-	331	390	-	-	1,278	-
2.50%	-	-	-	259	-	-	-	-
2.55%	-	-	-	212	-	-	1,661	56
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	103	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	74	-
2.80%	-	-	-	-	-	-	10,195	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	11	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$41,093	$5,406	$36,985	$57,829	$23	$4,800	$686,038	$75,901

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	WRPCP	WRPMP

0.40%	$-	$-	$-	$-	$-	$69	$5,631	$36,766
0.65%	-	-	-	52	-	-	-	-
0.75%	-	-	1,369	3,755	40	162	-	-
0.80%	131	1,674	1,841	1,007	-	-	-	-
0.85%	-	-	1,282	984	109	1	-	-
0.95%	-	-	51	527	-	-	-	-
1.05%	-	-	541	1,864	-	-	-	-
1.10%	-	-	2,614	6,401	122	146	-	-
1.15%	-	-	19,200	107,388	6,784	1,389	-	-
1.20%	-	-	5	106	16	-	-	-
1.25%	-	-	2,973	37,984	619	21	-	-
1.30%	127,426	236,392	416,472	225,479	13,491	6,201	-	-
1.35%	-	-	7,876	62,815	1,927	1,010	-	-
1.40%	64,944	86,597	124,337	37,836	3,059	156	-	-
1.45%	-	-	4,113	20,061	896	180	-	-
1.50%	-	-	32,161	193,139	13,668	4,493	-	-
1.55%	-	-	19,242	124,094	6,046	878	-	-
1.60%	-	-	13,278	123,908	6,631	1,460	-	-
1.65%	-	-	9,028	33,563	2,969	1,025	-	-
1.70%	-	-	1,760	5,322	368	14	-	-
1.75%	-	-	17,972	240,358	16,126	6,498	-	-
1.80%	-	-	11,507	78,195	4,055	662	-	-
1.85%	-	-	5,993	24,902	2,260	931	-	-
1.90%	-	-	456	1,858	2,037	53	-	-
1.95%	-	-	7,836	114,724	2,255	1,817	-	-
2.00%	-	-	3,350	78,462	3,133	441	-	-
2.05%	-	-	5,239	12,749	1,300	1,207	-	-
2.10%	-	-	21,648	45,243	1,995	510	-	-
2.15%	-	-	2,125	12,569	336	11	-	-
2.20%	-	-	27,499	72,123	8,458	236	-	-
2.25%	-	-	379	515	724	13	-	-
2.30%	-	-	751	14,277	4,932	724	-	-
2.35%	-	-	206	3,471	1,688	-	-	-
2.40%	-	-	5,267	1,330	-	4	-	-
2.45%	-	-	3,377	1,637	20	-	-	-
2.50%	-	-	-	1,306	-	220	-	-
2.55%	-	-	1,213	4,495	6,088	20	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	33	2,235	29	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	8,011	-	-	-	-	-
2.80%	-	-	1,233	154	1,046	70	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$192,501	$324,663	$782,238	$1,696,888	$113,227	$30,622	$5,631	$36,766

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	WRPMAP	WRPMCP	SVDF	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2

0.40%	$75,962	$12,303	$-	$-	$37	$-	$-	$-
0.65%	-	-	-	-	27	-	-	-
0.75%	-	-	-	-	221	-	-	-
0.80%	-	-	-	-	91	-	-	-
0.85%	-	-	-	-	2,329	-	-	-
0.95%	-	-	-	-	663	-	-	-
1.05%	-	-	-	-	421	-	-	-
1.10%	-	-	-	-	9,544	90	-	-
1.15%	-	-	-	-	40,383	-	348	13
1.20%	-	-	-	-	17	-	-	-
1.25%	-	-	-	-	4,333	-	3,422	-
1.30%	-	-	91	3,180	95,644	-	-	-
1.35%	-	-	-	-	14,537	-	-	-
1.40%	-	-	433	259	11,818	-	-	152
1.45%	-	-	-	-	8,224	-	-	-
1.50%	-	-	-	-	27,329	-	-	-
1.55%	-	-	-	-	56,005	-	-	-
1.60%	-	-	-	-	10,815	-	-	454
1.65%	-	-	-	-	13,701	-	-	-
1.70%	-	-	-	-	2,583	-	-	-
1.75%	-	-	-	-	100,801	-	-	82
1.80%	-	-	-	-	7,542	-	-	-
1.85%	-	-	-	-	17,780	-	-	-
1.90%	-	-	-	-	3,241	-	-	-
1.95%	-	-	-	-	21,009	-	-	-
2.00%	-	-	-	-	13,652	-	-	-
2.05%	-	-	-	-	2,760	-	-	-
2.10%	-	-	-	-	19,031	-	-	-
2.15%	-	-	-	-	2,370	-	-	-
2.20%	-	-	-	-	34,259	-	-	156
2.25%	-	-	-	-	1,664	-	-	-
2.30%	-	-	-	-	5,978	-	-	-
2.35%	-	-	-	-	5,188	-	-	-
2.40%	-	-	-	-	797	-	-	-
2.45%	-	-	-	-	1,986	-	-	-
2.50%	-	-	-	-	938	-	-	-
2.55%	-	-	-	-	854	-	-	-
2.60%	-	-	-	-	74	-	-	-
2.65%	-	-	-	-	242	-	-	-
2.70%	-	-	-	-	422	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$75,962	$12,303	$524	$3,439	$539,310	$90	$3,770	$857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	JAGTS2	JAIGS2	VFMG2	AVCA2	AVCD2	VWBFR	VWEMR	VWHAR

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	141	-	-	-	-	-	-
0.75%	45	822	-	-	67	-	-	909
0.80%	80	1,533	-	9	43	68	346	335
0.85%	70	1,380	-	-	63	-	-	723
0.95%	-	6,260	-	237	261	-	-	98
1.05%	50	5,128	-	504	17	-	-	386
1.10%	239	3,286	-	300	1,207	-	-	1,490
1.15%	3,337	54,599	11,497	3,863	11,873	-	-	12,685
1.20%	-	10	-	-	134	-	-	3
1.25%	404	7,787	10,919	1,006	2,884	-	-	1,792
1.30%	23,244	129,809	-	771	13,339	15,491	46,533	118,546
1.35%	1,704	18,193	1,862	764	4,562	-	-	5,642
1.40%	4,957	27,243	213	1,220	1,620	9,250	12,510	28,996
1.45%	1,375	7,412	95	619	2,412	-	-	3,239
1.50%	4,948	10,594	-	1,553	4,797	-	-	17,895
1.55%	2,694	50,830	29	4,848	11,450	-	-	11,767
1.60%	1,494	8,985	263	226	1,842	-	-	9,831
1.65%	6,525	13,300	351	450	2,896	-	-	5,296
1.70%	516	2,938	-	1,384	1,124	-	-	1,128
1.75%	3,308	37,881	2,968	3,213	20,284	-	-	11,255
1.80%	915	12,174	-	769	3,188	-	-	6,874
1.85%	818	4,713	436	1,406	2,694	-	-	3,269
1.90%	190	3,193	223	820	676	-	-	589
1.95%	1,285	8,058	336	703	6,823	-	-	4,864
2.00%	861	10,199	-	1,394	3,369	-	-	2,481
2.05%	488	1,911	-	863	1,353	-	-	2,868
2.10%	1,392	5,566	-	988	7,789	-	-	13,299
2.15%	717	2,621	-	1,404	4,534	-	-	1,231
2.20%	2,680	2,880	245	152	1,791	-	-	8,168
2.25%	-	158	-	125	721	-	-	230
2.30%	70	629	-	109	3,553	-	-	444
2.35%	-	520	-	1,386	3,403	-	-	114
2.40%	-	101	-	309	667	-	-	3,132
2.45%	201	589	-	408	1,068	-	-	2,414
2.50%	-	46	-	128	2,229	-	-	-
2.55%	284	320	-	107	590	-	-	1,184
2.60%	-	-	-	-	69	-	-	-
2.65%	-	253	-	-	-	-	-	89
2.70%	-	-	-	-	15	-	-	-
2.75%	-	-	-	-	200	-	-	5,345
2.80%	-	198	-	-	233	-	-	683
2.85%	-	-	-	-	197	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	9	47	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$64,891	$442,260	$29,437	$32,047	$126,084	$24,809	$59,389	$289,294

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	OVHI3	OVHI4	OVHI	OVHIS
0.40%	$-	$-	$-	$-
0.65%	-	-	-	-
0.75%	-	-	-	-
0.80%	431	-	15	-
0.85%	-	-	-	-
0.95%	-	687	-	406
1.05%	-	194	-	263
1.10%	-	92	-	198
1.15%	-	15,508	-	5,532
1.20%	-	106	-	227
1.25%	-	2,235	-	2,307
1.30%	4,399	-	169	-
1.35%	-	5,152	-	1,652
1.40%	1,093	662	13	1,124
1.45%	-	4,917	-	1,012
1.50%	-	2,451	-	861
1.55%	-	17,586	-	5,955
1.60%	-	437	-	319
1.65%	-	2,975	-	876
1.70%	-	529	-	711
1.75%	-	12,550	-	2,320
1.80%	-	2,087	-	2,394
1.85%	-	1,036	-	713
1.90%	-	823	-	255
1.95%	-	1,399	-	178
2.00%	-	3,363	-	730
2.05%	-	45	-	455
2.10%	-	941	-	297
2.15%	-	441	-	181
2.20%	-	2,876	-	217
2.25%	-	635	-	145
2.30%	-	-	-	5
2.35%	-	-	-	61
2.40%	-	58	-	-
2.45%	-	345	-	-
2.50%	-	-	-	-
2.55%	-	-	-	-
2.60%	-	-	-	-
2.65%	-	-	-	-
2.70%	-	-	-	-
2.75%	-	12	-	-
2.80%	-	-	-	-
2.85%	-	-	-	-
2.90%	-	-	-	-
2.95%	-	-	-	-
3.00%	-	-	-	-
3.05%	-	-	-	-
3.10%	-	-	-	-
3.15%	-	-	-	-
3.20%	-	-	-	-
3.25%	-	-	-	-
3.30%	-	-	-	-
3.40%	-	-	-	-

	$5,923	$80,142	$197	$29,394

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $992,712,778 and $1,259,932,807, respectively, and total transfers from the Account to the fixed account were $301,251,657 and $267,916,742, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $10,008,558 and $15,728,316 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $13,377,510 and $23,803,282 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

For Purchase Payment Credits, the Company contributed $3,333,007 and $5,392,901 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$33,973,541,816	$0	$0	$33,973,541,816

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Growth Portfolio - Class S Shares ( ALMCS )	$90,834	$143,771
VPS Dynamic Asset Allocation Portfolio - Class B ( ALVDAB )	1,941,698	12,463
Growth Fund - Class 1 ( AFGF )	113,001	782,187
High-Income Bond Fund - Class 1 ( AFHY )	5,554,556	5,488,414
Protected Asset Allocation Fund - Class P2 ( AVPAP2 )	13,151,517	56
U.S. Government/AAA-Rated Securities Fund - Class 1 ( AFGC )	46,041	153,323
Global Allocation V.I. Fund - Class III ( MLVGA3 )	30,429,998	10,247,168
Money Market Portfolio(TM) ( CHSMM )	8,160,040	11,777,911
Stock Index Fund, Inc. - Initial Shares ( DSIF )	16,595,091	34,970,368
Stock Index Fund, Inc. - Service Shares ( DSIFS )	28,290,060	20,611,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares ( DSRG )	706,502	5,774,636
Goldman Sachs Global Markets Navigator Fund - Service Shares ( GVGMNS )	569,752	11,972
VA International Equity Fund ( HVIE )	3,915,386	1,650,420
VA Situs Fund ( HVSIT )	10,494,030	5,706,022
V.I. Mid Cap Core Equity - Series II Shares ( IVMCC2 )	1,484,725	16,807
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares ( IVKMG2 )	24,827,495	2,932,382
Mid Cap Value Portfolio: Class 1 ( JPMMV1 )	4,118,340	1,147,213
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	2,542,866	1,927,486
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	25,624,529	21,380,693
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS )	18,945,264	3,714,995
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS )	102,517,058	16,211,044
Investors Growth Stock Series - Service Class ( MIGSC )	655,522	2,870,690
New Discovery Series - Service Class ( MNDSC )	2,675,845	168,106
Value Series - Service Class ( MVFSC )	14,526,019	63,465,761
Variable Insurance Trust II - MFS International Value Portfolio - Service Class ( MVIVSC )	24,570,204	5,576,740
Core Plus Fixed Income Portfolio - Class I ( MSVFI )	483,285	719,783
Core Plus Fixed Income Portfolio - Class II ( MSVF2 )	1,811,462	4,033,841
Emerging Markets Debt Portfolio - Class I ( MSEM )	100,371	769,065
Emerging Markets Debt Portfolio - Class II ( MSEMB )	28,079	175,426
Global Real Estate Portfolio - Class II ( VKVGR2 )	55,861	338
U.S. Real Estate Portfolio - Class I ( MSVRE )	322	11,312
U.S. Real Estate Portfolio - Class II ( MSVREB )	32,259	32,647
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1 )	2,703,143	10,443,619
American Century NVIT Multi Cap Value Fund - Class II ( NVAMV2 )	9,214,469	26,418,089
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2 )	396,661,820	45,529,030
American Funds NVIT Bond Fund - Class II ( GVABD2 )	210,343,286	26,964,393
American Funds NVIT Global Growth Fund - Class II ( GVAGG2 )	14,933,577	13,752,465
American Funds NVIT Growth Fund - Class II ( GVAGR2 )	15,401,138	26,010,660
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2 )	132,911,755	46,297,313
Federated NVIT High Income Bond Fund - Class I ( HIBF )	490,653	1,683,266
Federated NVIT High Income Bond Fund - Class III ( HIBF3 )	53,468,078	54,462,799
NVIT Emerging Markets Fund - Class I ( GEM )	1,026	134,126
NVIT Emerging Markets Fund - Class II ( GEM2 )	2,489	378,935
NVIT Emerging Markets Fund - Class III ( GEM3 )	2,163,701	6,985,461
NVIT Emerging Markets Fund - Class VI ( GEM6 )	10,338,529	8,871,425
NVIT International Equity Fund - Class I ( GIG )	320	3,199
NVIT International Equity Fund - Class III ( GIG3 )	329,543	4,651,314
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6 )	2,108,362	5,036,852
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1 )	6,326,745	13,709,915
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II ( NVNMO2 )	5,614,486	6,785,257
Neuberger Berman NVIT Socially Responsible Fund - Class I ( NVNSR1 )	554,524	482,977
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2 )	7,018,936	46,084,821
NVIT Cardinal Aggressive Fund - Class II ( NVCRA2 )	6,119,360	2,902,571
NVIT Cardinal Balanced Fund - Class II ( NVCRB2 )	221,525,633	25,830,270
NVIT Cardinal Capital Appreciation Fund - Class II ( NVCCA2 )	265,727,595	60,133,014
NVIT Cardinal Conservative Fund - Class II ( NVCCN2 )	222,208,059	67,236,959
NVIT Cardinal Moderate Fund - Class II ( NVCMD2 )	245,418,553	38,108,863
NVIT Cardinal Moderately Aggressive Fund - Class II ( NVCMA2 )	22,412,185	31,366,169
NVIT Cardinal Moderately Conservative Fund - Class II ( NVCMC2 )	141,280,098	12,109,868
NVIT Core Bond Fund - Class I ( NVCBD1 )	1,888,368	1,466,211
NVIT Core Bond Fund - Class II ( NVCBD2 )	20,819,816	34,162,224
NVIT Core Plus Bond Fund - Class II ( NVLCP2 )	14,067,601	7,493,934
NVIT Nationwide Fund - Class I ( TRF )	2,058,410	21,104,745
NVIT Nationwide Fund - Class II ( TRF2 )	4,323,611	42,192,577
NVIT Government Bond Fund - Class I ( GBF )	82,400,243	112,407,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

American Century NVIT Growth Fund - Class I ( CAF )	1,202,056	5,014,115
American Century NVIT Growth Fund -Class II ( CAF2 )	13,969,385	2,442,144
NVIT International Index Fund - Class VIII ( GVIX8 )	3,589,169	5,149,721
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA )	5,807,940	74,555,354
NVIT Investor Destinations Balanced Fund - Class II ( NVDBL2 )	207,174,144	4,355,236
NVIT Investor Destinations Capital Appreciation Fund - Class II ( NVDCA2 )	229,059,362	40,142,600
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC )	177,536,262	33,615,624
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM )	70,938,935	200,290,234
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA )	19,167,687	233,960,717
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC )	60,783,557	65,929,955
NVIT Mid Cap Index Fund - Class I ( MCIF )	14,716,837	15,769,197
NVIT Money Market Fund - Class I ( SAM )	229,128,924	213,744,174
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3 )	259,981	5,241,755
NVIT Multi-Manager International Growth Fund - Class VI ( NVMIG6 )	3,978,321	33,163,620
NVIT Multi-Manager International Value Fund - Class II ( GVDIV2 )	612	128,684
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3 )	616,839	1,773,013
NVIT Multi-Manager International Value Fund - Class VI ( GVDIV6 )	7,248,720	7,954,491
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1 )	1,818,771	3,644,032
NVIT Multi-Manager Large Cap Growth Fund - Class II ( NVMLG2 )	7,958,233	29,947,216
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1 )	564,264	1,166,591
NVIT Multi-Manager Large Cap Value Fund - Class II ( NVMLV2 )	8,622,133	8,518,271
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1 )	17,099,096	28,758,051
NVIT Multi-Manager Mid Cap Growth Fund - Class II ( NVMMG2 )	16,405,329	31,913,231
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2 )	28,524,791	48,583,995
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF )	2,037,267	2,531,207
NVIT Multi-Manager Small Cap Growth Fund - Class II ( SCGF2 )	4,390,217	10,686,129
NVIT Multi-Manager Small Cap Value Fund - Class I ( SCVF )	1,986,167	6,562,049
NVIT Multi-Manager Small Cap Value Fund - Class II ( SCVF2 )	3,434,720	5,852,757
NVIT Multi-Manager Small Company Fund - Class I ( SCF )	217,344	11,633,273
NVIT Multi-Manager Small Company Fund - Class II ( SCF2 )	2,959,732	7,289,074
NVIT Multi-Sector Bond Fund - Class I ( MSBF )	38,501,718	21,050,476
NVIT Short Term Bond Fund - Class II ( NVSTB2 )	20,740,739	13,628,912
NVIT Large Cap Growth Fund - Class I ( NVOLG1 )	2,959,151	60,353,681
NVIT Large Cap Growth Fund - Class II ( NVOLG2 )	5,150,886	49,634,061
Templeton NVIT International Value Fund - Class III ( NVTIV3 )	21,998,498	32,828,954
Van Kampen NVIT Comstock Value Fund - Class II ( EIF2 )	5,778,806	21,425,563
NVIT Real Estate Fund - Class I ( NVRE1 )	9,943,028	12,483,266
NVIT Real Estate Fund - Class II ( NVRE2 )	20,666,810	17,299,079
TOPS Protected Balanced ETF Portfolio - Class 4 ( NOTB4 )	283,701	106
TOPS Protected Growth ETF Portfolio - Class 4 ( NOTG4 )	151,844	51
TOPS Protected Moderate Growth ETF Portfolio - Class 4 ( NOTMG4 )	77,187	37
VPS Balanced Wealth Strategy Portfolio - Class B ( ALVBWB )	136,232	3,420
VPS Growth and Income Portfolio - Class B ( ALVGIB )	215,965	1,533,345
VPS Small/Mid Cap Value Portfolio: Class B ( ALVSVB )	12,110,196	10,510,408
VP Balanced Fund - Class I ( ACVB )	2,626,699	4,776,705
VP Capital Appreciation Fund - Class I ( ACVCA )	7,199	34,143
VP Income & Growth Fund - Class I ( ACVIG )	858,141	2,769,332
VP Income & Growth Fund - Class II ( ACVIG2 )	317,519	1,017,792
American Century VP Inflation Protection Fund - Class II ( ACVIP2 )	51,154,252	26,509,607
VP International Fund - Class I ( ACVI )	724	7,344
VP International Fund - Class III ( ACVI3 )	1	96
VP Mid Cap Value Fund - Class I ( ACVMV1 )	2,016,387	2,122,866
VP Mid Cap Value Fund - Class II ( ACVMV2 )	13,668,955	7,544,662
VP Ultra(R) Fund - Class II ( ACVU2 )	-	5,760
VP Vista(SM) Fund - Class I ( ACVVS1 )	-	1,642
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	10,447,757	15,182,371
Appreciation Portfolio - Initial Shares ( DCAP )	6,719,114	6,298,920
Appreciation Portfolio - Service Shares ( DCAPS )	31,444,791	15,032,923
Opportunistic Small Cap Portfolio: Service Shares ( DVDLS )	143,390	938,013
Growth and Income Portfolio - Initial Shares ( DGI )	574,381	2,283,331
Managed Tail Risk Fund II: Service Shares ( FCA2S )	100,720	451,826
Quality Bond Fund II - Primary Shares ( FQB )	1,595,233	1,873,169
Quality Bond Fund II - Service Shares ( FQBS )	2,826,920	8,956,328
Equity-Income Portfolio - Initial Class ( FEIP )	31,875,281	52,039,165
VIP Value Strategies Portfolio - Service Class 2 ( FVSS2 )	615,166	2,822,866
High Income Portfolio - Initial Class ( FHIP )	2,888,713	9,804,665
VIP Asset Manager Portfolio - Initial Class ( FAMP )	3,250,836	22,277,159
VIP Energy Portfolio - Service Class 2 ( FNRS2 )	9,048,700	19,823,024
VIP Equity-Income Portfolio - Service Class 2 ( FEI2 )	29,504,867	20,305,743
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S )	1,281,372	1,191,081
VIP Freedom Fund 2010 Portfolio - Service Class 2 ( FF10S2 )	28,937,449	5,308,796
VIP Freedom Fund 2020 Portfolio - Service Class ( FF20S )	1,239,333	1,684,140
VIP Freedom Fund 2020 Portfolio - Service Class 2 ( FF20S2 )	60,083,042	12,553,986
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S )	1,378,190	953,222
VIP Freedom Fund 2030 Portfolio - Service Class 2 ( FF30S2 )	5,448,216	3,449,143
VIP Growth Portfolio - Initial Class ( FGP )	2,030,249	55,000,231
VIP Growth Portfolio - Service Class 2 ( FG2 )	15,807,945	20,830,270
VIP High Income Portfolio - Initial Class R ( FHIPR )	13,429,952	11,602,281
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS )	4,487,665	5,956,705
VIP Investment Grade Bond Portfolio - Service Class 2 ( FIGBP2 )	69,020,000	69,458,180
VIP Mid Cap Portfolio - Service Class ( FMCS )	2,935,292	6,517,458
VIP Mid Cap Portfolio - Service Class 2 ( FMC2 )	30,777,630	35,760,953
VIP Overseas Portfolio - Initial Class ( FOP )	1,144,664	8,321,108
VIP Overseas Portfolio - Initial Class R ( FOPR )	1,075,242	3,794,105
VIP Overseas Portfolio - Service Class 2 ( FO2 )	47,232	477,990
VIP Overseas Portfolio - Service Class 2 R ( FO2R )	8,659,458	9,536,141
VIP Value Strategies Portfolio - Service Class ( FVSS )	1,058,454	1,643,704
Franklin Income Securities Fund - Class 2 ( FTVIS2 )	23,413,195	11,532,003
Franklin Rising Dividends Securities Fund - Class 2 ( FTVRD2 )	1,700,980	14,423,641
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	7,782,132	39,905,824
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	3,313,504	5,095,394
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	98,990	631,753
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	4,237,833	13,410,185
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	16,933,991	10,465,849
VIP Founding Funds Allocation Fund - Class 2 ( FTVFA2 )	6,571,416	2,954,494
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	21,305,909	38,348,612

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

Growth Portfolio - I Class Shares ( AMTG )		1,287	2,701
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP )		4,689	12,115
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S ( AMRS )		34,800	34,800
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )		491,468	1,691,269
Socially Responsive Portfolio - I Class Shares ( AMSRS )		302,439	6,621,725
Balanced Fund/VA - Non-Service Shares ( OVMS )		712,591	8,197,243
Core Bond Fund/VA - Non-Service Shares ( OVB )		2,573,494	7,256,301
Global Securities Fund/VA - Class 3 ( OVGS3 )		2,387,367	8,914,401
Global Securities Fund/VA - Class 4 ( OVGS4 )		8,300,775	11,514,888
Global Securities Fund/VA - Non-Service Shares ( OVGS )		2,228,927	17,620,140
Global Securities Fund/VA - Service Class ( OVGSS )		158,232	1,363,563
Main Street Fund(R)/VA - Non-Service Shares ( OVGI )		1,768,342	3,375,507
Main Street Fund(R)/VA - Service Class ( OVGIS )		8,102,660	51,935,866
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC )		1,022,675	1,275,157
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares ( OVSCS )		5,502,149	10,592,978
Mid-Cap Growth Fund/VA - Non-Service Shares ( OVAG )		702,687	2,907,509
Global Strategic Income Fund/VA: Non-service Shares ( OVSB )		745,216	64,980
Global Strategic Income Fund/VA: Service Shares ( OVSBS )		9,228,683	501,536
All Asset Portfolio - Advisor Class ( PMVAAD )		19,899,643	180,978
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )		5,134,870	4,712,613
Low Duration Portfolio - Advisor Class ( PMVLAD )		88,346,091	23,232,207
Total Return Portfolio - Advisor Class ( PMVTRD )		128,559,604	4,087,297
Putnam VT Growth and Income Fund - Class IB ( PVGIB )		375,052	690,082
Putnam VT International Equity Fund - Class IB ( PVTIGB )		8,144	106,530
Putnam VT Voyager Fund - Class IB ( PVTVB )		207,374	1,553,174
Van Kampen V.I. American Franchise Fund: Series II Shares ( ACEG2 )		6,233,583	773,903
Van Kampen V.I. Value Opportunities Fund: Series II Shares ( AVBV2 )		15	4,646
Diversified Stock Fund Class A Shares ( VYDS )		3,723	13,712
Blue Chip Growth Portfolio - II ( TRBCG2 )		68,073	67,944
Equity Income Portfolio - II ( TREI2 )		-	1
Health Sciences Portfolio - II ( TRHS2 )		30,794,335	10,928,807
Eck VIP Trust - Global Hard Assets Fund - Service Class ( VWHAS )		14,460,436	1,040,372
VIP Trust - Global Bond Fund: Initial Class ( VWBF )		6,042,012	2,554,166
VIP Trust - Emerging Markets Fund: Initial Class ( VWEM )		14,405,162	3,938,545
VIP Trust - Global Hard Assets Fund: Initial Class ( VWHA )		61,590,413	17,608,570
Variable Insurance Portfolios - Asset Strategy ( WRASP )		23,551,095	12,403,823
Variable Insurance Portfolios - High Income ( WRHIP )		26,185,872	1,897,113
Variable Insurance Portfolios - Mid Cap Growth ( WRMCG )		7,222,931	118,991
Variable Insurance Portfolios - Pathfinder Conservative ( WRPCP )		1,398,732	132,926
Variable Insurance Portfolios - Pathfinder Moderate ( WRPMP )		11,900,581	163,280
Variable Insurance Portfolios - Pathfinder Moderately Aggressive ( WRPMAP )		13,050,998	652,406
Variable Insurance Portfolios - Pathfinder Moderately Conservative ( WRPMCP )		3,880,912	297,476
Advantage VT Discovery Fund ( SVDF )		44	4,090
Advantage VT Opportunity Fund - Class 2 ( SVOF )		339	27,121
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG )		10,874,300	9,960,669
Advantage VT Small Cap Value Fund - Class 2 ( WFVSMV )		583	2,509
Advantage VT Core Bond Fund ( WFVTRB )		9,930	3,773
Advantage - VT Omega Growth Fund - Class 2 ( WFVOG2 )		3,480	12,338
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) ( JAGTS2 )		4,910,265	17,922,204
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) ( JAIGS2 )		2,568,373	96,480,226
Managed Allocation Fund - Moderate Growth II (obsolete) ( VFMG2 )		21,461	3,392,795
V.I. Capital Appreciation Fund - Series II (obsolete) ( AVCA2 )		309,263	6,878,703
V.I. Capital Development Fund - Series II (obsolete) ( AVCD2 )		437,070	26,287,599
VIP Trust - Global Bond Fund: Class R1 (obsolete) ( VWBFR )		287,542	6,048,171
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) ( VWEMR )		881,154	14,495,933
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) ( VWHAR )		8,018,941	61,325,051
High Income Fund/VA - Class 3 (obsolete) ( OVHI3 )		364,563	815,718
High Income Fund/VA - Class 4 (obsolete) ( OVHI4 )		2,425,012	9,352,273
High Income Fund/VA - Non-Service Shares (obsolete) ( OVHI )		3,187	25,829
High Income Fund/VA - Service Class (obsolete) ( OVHIS )		393,915	2,789,953

	Total	$4,820,788,315	$3,495,307,900

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio - Class S Shares (ALMCS)
2012	0.95% to 1.05%	29,102	$13.92 to $ 13.79	$402,340	0.00%	14.59% to 14.47%
2011	0.95% to 1.45%	32,647	12.15 to 11.64	393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
VPS Dynamic Asset Allocation Portfolio - Class B (ALVDAB)
2012	1.15% to 2.55%	196,701	10.16 to 10.07	1,991,149	0.09%	1.64% to 0.68%	****
Growth Fund - Class 1 (AFGF)
2012	1.30%	125,616	85.31	10,715,793	1.06%	16.65%
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
High-Income Bond Fund - Class 1 (AFHY)
2012	1.30%	35,854	54.39	1,950,049	7.73%	12.42%
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
Protected Asset Allocation Fund - Class P2 (AVPAP2)
2012	1.15% to 2.30%	1,300,941	10.12 to 10.10	13,160,237	1.27%	1.22% to 1.03%	****
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2012	1.30%	30,588	35.80	1,095,025	1.20%	0.88%
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.65% to 2.65%	11,530,622	13.83 to 12.84	154,015,464	1.60%	9.25% to 7.05%
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2012	0.65% to 1.55%	1,047,948	9.94 to 10.06	10,825,869	0.01%	-0.64% to -1.54%
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.80% to 1.40%	6,373,721	27.94 to 32.29	208,787,008	2.02%	14.81% to 14.11%
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2012	0.40% to 2.85%	7,884,652	10.82 to 13.70	131,104,877	1.82%	15.01% to 12.18%
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.80% to 1.40%	1,435,555	21.46 to 25.23	38,303,631	0.82%	11.08% to 10.40%
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	1.15% to 2.20%	55,968	10.23 to 10.16	570,936	0.00%	2.33% to 1.61%	****
VA International Equity Fund (HVIE)
2012	0.40% to 2.50%	917,015	10.33 to 9.87	9,259,820	1.50%	13.58% to 11.18%
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2012	0.40% to 2.65%	1,678,205	13.63 to 12.97	22,301,050	0.00%	22.13% to 19.37%
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
V.I. Mid Cap Core Equity - Series II Shares (IVMCC2)
2012	0.40% to 2.65%	153,532	10.02 to 9.87	1,525,895	0.00%	0.19% to -1.32%	****
Van Kampen V.I. Mid Cap Growth Fund - Series II Shares (IVKMG2)
2012	0.75% to 2.85%	2,201,353	9.78 to 9.64	21,398,232	0.00%	-2.23% to -3.64%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	0.80% to 1.40%	597,636	$17.99 to $ 17.07	$10,278,714	0.98%	19.41% to 18.69%
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.95% to 2.20%	637,267	18.14 to 17.44	11,759,269	2.54%	12.30% to 10.88%
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.40% to 2.95%	8,531,781	10.17 to 17.41	141,263,768	0.59%	23.36% to 20.20%
2011	0.40% to 2.95%	8,157,179	8.24 to 14.48	111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.75% to 2.55%	2,402,225	10.00 to 9.87	17,312,385	0.00%	-0.02% to -1.25%	****
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.75% to 2.65%	4,239,187	9.96 to 26.94	80,356,795	0.91%	-0.39% to 10.17%	****
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
Investors Growth Stock Series - Service Class (MIGSC)
2012	0.95% to 2.80%	480,417	14.89 to 13.71	8,220,030	0.22%	15.57% to 13.41%
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
New Discovery Series - Service Class (MNDSC)
2012	0.40% to 2.55%	250,099	10.29 to 10.14	2,551,639	0.00%	2.90% to 1.41%	****
Value Series - Service Class (MVFSC)
2012	0.40% to 3.20%	16,598,824	10.71 to 15.10	308,624,081	1.41%	15.42% to 12.17%
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2012	0.40% to 2.65%	6,568,051	12.22 to 11.50	77,870,623	1.47%	15.47% to 12.85%
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.80% to 1.40%	114,987	12.80 to 12.29	1,420,643	4.60%	8.56% to 7.90%
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2012	0.95% to 2.70%	1,488,971	13.32 to 11.13	18,531,355	4.40%	8.15% to 6.24%
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.80% to 1.40%	119,137	30.95 to 28.18	3,393,878	2.84%	17.02% to 16.31%
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2012	1.10% to 2.05%	40,884	$25.46 to $ 23.12	$1,006,127	2.77%	16.58% to 15.45%
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
Global Real Estate Portfolio - Class II (VKVGR2)
2012	1.75% to 2.55%	6,184	9.81 to 9.38	59,694	0.53%	27.67% to 26.62%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	46.86	14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
U.S. Real Estate Portfolio - Class II (MSVREB)
2012	1.35%	27	27.28	737	0.55%	14.06%
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.80% to 1.40%	3,121,609	15.97 to 15.62	48,909,691	0.95%	13.74% to 13.05%
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2012	0.40% to 3.30%	9,244,748	16.09 to 14.44	142,658,402	0.80%	13.99% to 10.66%
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.40% to 3.25%	331,857,633	15.61 to 10.19	3,804,061,084	1.32%	15.25% to 11.95%
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.40% to 3.30%	106,649,138	11.61 to 10.32	1,236,279,493	2.29%	4.55% to 1.49%
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.40% to 3.30%	11,903,007	10.73 to 10.61	142,527,413	0.88%	21.60% to 18.05%
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.40% to 3.30%	21,178,621	10.35 to 9.49	226,732,776	0.22%	16.93% to 13.52%
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.40% to 3.30%	135,436,985	10.45 to 8.41	1,257,381,268	1.07%	16.59% to 13.19%
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.95% to 2.15%	317,408	17.88 to 17.75	6,043,995	7.51%	13.47% to 12.09%
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.75% to 2.80%	6,661,716	13.70 to 13.69	101,010,556	8.06%	13.85% to 11.49%
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.80% to 1.40%	8,617	$24.38 to $ 22.63	$196,533	0.46%	16.28% to 15.57%
2011	0.80% to 1.40%	14,503	20.97 to 19.58	285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
NVIT Emerging Markets Fund - Class II (GEM2)
2012	1.15% to 2.25%	32,659	34.28 to 30.70	1,087,434	0.21%	15.64% to 14.35%
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.80% to 1.40%	878,960	26.67 to 25.00	22,181,145	0.46%	16.30% to 15.59%
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
NVIT Emerging Markets Fund - Class VI (GEM6)
2012	0.75% to 2.80%	2,705,132	7.09 to 17.58	52,295,751	0.26%	16.04% to 13.64%
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
NVIT International Equity Fund - Class I (GIG)
2012	0.80% to 1.40%	3,168	12.80 to 11.88	38,015	0.84%	14.68% to 13.99%
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
NVIT International Equity Fund - Class III (GIG3)
2012	0.80% to 1.40%	1,277,738	20.24 to 18.98	24,424,151	0.82%	14.65% to 13.96%
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2012	0.40% to 2.75%	3,157,577	8.51 to 7.34	24,533,603	0.60%	14.76% to 12.05%
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.80% to 1.40%	7,916,101	9.12 to 8.87	70,427,668	1.41%	16.00% to 15.30%
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2012	0.40% to 2.75%	2,768,451	9.13 to 8.24	24,154,968	1.40%	16.37% to 13.62%
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.80% to 1.40%	234,137	10.44 to 10.15	2,387,237	1.29%	10.60% to 9.93%
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2012	0.40% to 3.20%	15,266,456	11.12 to 9.27	152,375,245	1.04%	10.94% to 7.81%
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	0.75% to 2.60%	2,931,734	$15.73 to $ 9.16	$28,162,711	1.04%	15.28% to 13.13%
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.40% to 3.10%	145,128,586	11.96 to 10.00	1,561,559,296	1.57%	10.62% to 7.61%
2011	0.40% to 3.25%	128,328,881	10.81 to 9.24	1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	0.40% to 3.00%	233,768,591	11.74 to 9.64	2,418,598,441	1.37%	13.19% to 10.23%
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.65% to 3.05%	67,968,499	12.55 to 10.42	761,069,541	1.92%	6.80% to 4.21%
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.40% to 3.40%	212,166,284	11.85 to 9.67	2,246,273,889	1.45%	11.92% to 8.54%
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.75% to 3.05%	36,890,388	11.37 to 9.35	369,237,595	1.20%	13.72% to 11.08%
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.40% to 2.95%	65,866,801	12.05 to 10.25	723,179,275	1.73%	9.60% to 6.79%
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.80% to 1.40%	263,240	12.81 to 12.46	3,289,537	3.36%	6.89% to 6.24%
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	****
NVIT Core Bond Fund - Class II (NVCBD2)
2012	0.40% to 3.05%	9,816,211	13.10 to 11.37	119,381,480	2.62%	7.05% to 4.20%
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.40% to 2.70%	3,683,753	14.23 to 12.50	48,657,773	2.17%	6.69% to 4.22%
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	****
NVIT Nationwide Fund - Class I (TRF)
2012	0.80% to 1.40%	2,096,623	23.09 to 25.39	119,341,085	1.37%	13.30% to 12.61%
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class II (TRF2)
2012	0.65% to 3.20%	9,811,244	$ 9.45 to $ 12.08	$148,902,932	1.11%	13.11% to 10.20%
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
NVIT Government Bond Fund - Class I (GBF)
2012	0.40% to 3.20%	22,621,715	12.47 to 11.11	368,323,060	2.12%	2.64% to -0.25%
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
American Century NVIT Growth Fund - Class I (CAF)
2012	0.80% to 1.40%	1,556,489	17.41 to 18.70	32,162,891	0.54%	13.11% to 12.42%
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
American Century NVIT Growth Fund - Class II (CAF2)
2012	0.40% to 2.80%	2,300,514	10.35 to 9.94	23,350,674	0.98%	13.32% to 10.59%
2011	0.40% to 2.55%	1,133,015	9.13 to 9.00	10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2012	0.65% to 2.75%	2,316,939	7.96 to 8.06	20,283,307	2.53%	17.44% to 14.95%
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.75% to 3.05%	12,793,695	10.08 to 14.84	229,284,249	1.39%	15.03% to 12.36%
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.40% to 3.05%	54,359,537	13.90 to 12.59	725,544,444	1.98%	8.95% to 6.04%
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.40% to 3.00%	82,215,483	14.98 to 13.60	1,182,944,342	1.83%	11.80% to 8.88%
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.65% to 2.80%	50,903,848	11.48 to 11.46	672,166,296	1.95%	4.49% to 2.22%
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.40% to 3.05%	155,508,138	11.19 to 13.24	2,443,754,059	1.64%	10.37% to 7.42%
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.65% to 3.00%	67,732,226	10.57 to 14.38	1,179,694,762	1.55%	13.02% to 10.34%
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.40% to 3.05%	54,508,202	11.56 to 12.35	794,778,742	1.72%	7.61% to 4.74%
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.40% to 2.75%	4,886,268	$ 12.92 to $ 19.40	$105,624,395	1.09%	17.00% to 14.24%
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
NVIT Money Market Fund - Class I (SAM)
2012	0.40% to 3.30%	55,839,551	10.01 to 8.34	669,400,136	0.00%	-0.40% to -3.31%
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.80% to 1.40%	3,566,046	9.66 to 9.39	33,593,312	0.58%	14.85% to 14.15%
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.40% to 3.20%	17,611,397	10.34 to 8.51	161,275,138	0.33%	15.06% to 11.82%
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2012	0.95% to 2.10%	35,976	13.03 to 13.71	517,528	0.12%	15.93% to 14.58%
2011	0.95% to 2.10%	44,925	11.24 to 11.97	559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.80% to 1.40%	334,802	15.94 to 15.03	5,067,035	0.37%	16.30% to 15.59%
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.40% to 3.30%	5,926,599	7.29 to 8.74	60,197,485	0.16%	16.48% to 13.08%
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.80% to 1.40%	904,873	10.38 to 10.09	9,170,528	0.45%	15.42% to 14.72%
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	0.40% to 3.20%	10,753,793	10.55 to 9.16	106,290,589	0.22%	15.67% to 12.42%
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.80% to 1.40%	284,923	11.42 to 11.24	3,208,201	1.25%	16.87% to 16.16%
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.40% to 2.80%	5,175,853	10.50 to 8.82	48,453,793	1.19%	17.12% to 14.29%
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.80% to 1.40%	16,471,475	10.73 to 10.43	172,515,313	0.00%	13.98% to 13.29%
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.40% to 3.20%	11,668,408	$ 10.59 to $ 9.46	$118,934,528	0.00%	14.18% to 10.97%
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.40% to 3.20%	22,970,709	12.07 to 10.30	257,001,207	1.09%	15.88% to 12.61%
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.80% to 1.40%	896,886	7.85 to 7.27	6,598,263	0.00%	12.53% to 11.85%
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2012	0.40% to 2.80%	1,133,372	9.84 to 12.56	17,482,428	0.00%	12.64% to 9.92%
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.80% to 1.40%	1,335,920	26.08 to 23.86	32,239,790	0.82%	19.48% to 18.76%
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2012	0.40% to 2.90%	1,031,471	12.76 to 17.99	23,534,009	0.53%	19.82% to 16.81%
2011	0.40% to 2.90%	1,135,796	10.65 to 15.40	22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.80% to 1.40%	1,793,384	43.04 to 38.81	70,518,786	0.15%	14.58% to 13.88%
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2012	0.40% to 2.95%	2,003,112	11.58 to 17.25	43,191,550	0.00%	14.76% to 11.82%
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.40% to 2.95%	10,834,509	13.11 to 12.81	169,630,801	2.63%	11.80% to 8.93%
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.40% to 3.30%	7,363,429	11.26 to 9.78	78,140,497	1.40%	3.11% to 0.10%
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.80% to 1.40%	20,923,729	16.01 to 15.66	328,501,051	0.69%	17.73% to 17.02%
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2012	0.40% to 2.95%	14,521,525	16.10 to 14.64	224,173,932	0.43%	17.95% to 14.92%
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.40% to 3.20%	17,866,204	$ 14.30 to $ 12.88	$244,192,723	2.44%	19.08% to 15.73%
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2012	0.65% to 3.20%	7,739,216	10.32 to 13.55	133,169,084	1.01%	17.40% to 14.38%
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.80% to 1.40%	5,802,593	11.42 to 11.10	64,663,437	1.03%	14.86% to 14.16%
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	****
NVIT Real Estate Fund - Class II (NVRE2)
2012	0.65% to 2.80%	6,374,471	11.36 to 10.25	69,601,956	0.81%	14.83% to 12.34%
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	****
TOPS Protected Balanced ETF Portfolio - Class 4 (NOTB4)
2012	1.50% to 1.75%	28,003	10.15 to 10.14	284,049	0.00%	1.47% to 1.42%	****
TOPS Protected Growth ETF Portfolio - Class 4 (NOTG4)
2012	1.50% to 1.75%	14,748	10.27 to 10.26	151,391	0.00%	2.65% to 2.61%	****
TOPS Protected Moderate Growth ETF Portfolio - Class 4 (NOTMG4)
2012	1.50% to 1.75%	7,494	10.28	77,059	0.00%	2.83% to 2.79%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2012	0.40%	18,205	10.32	187,865	2.15%	12.92%
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2012	0.95% to 2.30%	367,311	14.49 to 15.73	6,194,505	1.34%	16.13% to 14.54%
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2012	0.40% to 2.80%	2,682,273	12.61 to 19.34	62,525,958	0.29%	17.99% to 15.14%
2011	0.40% to 2.80%	2,665,187	10.68 to 16.79	53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	****
VP Balanced Fund - Class I (ACVB)
2012	0.80% to 1.40%	1,270,811	23.99 to 25.24	34,413,231	2.06%	10.90% to 10.23%
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.80% to 1.40%	1,072,863	14.13 to 12.92	14,026,017	2.08%	13.82% to 13.13%
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
VP Income & Growth Fund - Class II (ACVIG2)
2012	0.95% to 2.40%	266,974	14.54 to 15.12	4,322,744	1.82%	13.37% to 11.70%
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.40% to 3.30%	18,958,776	$ 13.41 to $ 12.35	$ 280,132,988	2.45%	6.96% to 3.83%
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
VP International Fund - Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
VP International Fund - Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
VP International Fund - Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
VP International Fund - Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.80% to 1.40%	537,946	13.99 to 13.43	7,269,434	2.03%	15.40% to 14.70%
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
VP Mid Cap Value Fund - Class II (ACVMV2)
2012	0.40% to 3.30%	5,121,977	13.74 to 13.78	80,532,667	1.88%	15.76% to 12.38%
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	8.68 to 11.81	76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.40% to 3.20%	3,907,331	13.11 to 18.56	83,997,413	0.46%	15.28% to 12.03%
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.80% to 1.40%	1,973,392	19.60 to 17.84	35,662,378	3.67%	9.54% to 8.88%
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
Appreciation Portfolio - Service Shares (DCAPS)
2012	0.40% to 2.75%	6,144,933	11.97 to 14.45	105,436,097	3.22%	9.70% to 7.10%
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2012	0.95% to 2.25%	86,233	11.22 to 12.70	1,187,684	0.00%	19.09% to 17.53%
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.80% to 1.40%	861,337	16.46 to 14.93	13,022,469	1.43%	17.13% to 16.42%
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Tail Risk Fund II: Service Shares (FCA2S)
2012	0.95% to 2.40%	90,443	$13.01 to $ 13.37	$1,322,091	0.27%	8.98% to 7.38%
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
Quality Bond Fund II - Primary Shares (FQB)
2012	0.80% to 1.40%	741,288	16.22 to 15.21	11,356,698	4.05%	8.84% to 8.18%
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
Quality Bond Fund II - Service Shares (FQBS)
2012	0.95% to 2.60%	2,755,559	14.42 to 12.25	37,620,602	3.95%	8.40% to 6.59%
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.80% to 1.40%	7,055,782	26.62 to 32.08	329,203,117	3.02%	16.37% to 15.66%
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
VIP Value Strategies Portfolio - Service Class 2 (FVSS2)
2012	1.10% to 2.65%	387,864	24.10 to 20.62	9,012,217	0.34%	25.66% to 23.69%
2011	1.10% to 2.65%	490,823	19.18 to 16.67	9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
High Income Portfolio - Initial Class (FHIP)
2012	0.80% to 1.40%	1,611,234	20.83 to 21.66	50,388,870	5.46%	13.31% to 12.63%
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.80% to 1.40%	3,849,011	25.26 to 23.88	137,525,874	1.47%	11.58% to 10.90%
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.65% to 2.80%	4,666,971	8.66 to 14.70	74,165,800	0.73%	4.05% to 1.79%
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2012	0.40% to 3.30%	10,692,821	10.29 to 13.18	179,943,768	2.97%	16.59% to 13.18%
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.80% to 1.40%	468,537	12.75 to 12.25	5,769,429	1.84%	10.79% to 10.12%
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2012	1.10% to 2.65%	10,721,864	$13.67 to $ 12.11	$141,890,971	1.85%	10.35% to 8.62%
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.80% to 1.40%	847,317	12.32 to 11.83	10,089,918	1.93%	12.28% to 11.60%
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2012	1.10% to 2.95%	31,873,679	13.82 to 11.96	427,562,784	1.90%	11.82% to 9.73%
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.80% to 1.40%	716,045	11.90 to 11.43	8,239,150	2.06%	14.56% to 13.86%
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2012	1.10% to 2.60%	2,196,243	13.72 to 12.20	28,863,603	1.99%	13.91% to 12.18%
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	9.27 to 8.59	14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.80% to 1.40%	5,741,037	22.31 to 28.09	320,126,389	0.57%	13.77% to 13.08%
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
VIP Growth Portfolio - Service Class 2 (FG2)
2012	0.40% to 2.95%	5,923,542	9.74 to 13.20	96,753,422	0.36%	13.94% to 11.02%
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	0.80% to 1.40%	1,901,222	13.83 to 13.36	25,500,923	6.07%	13.38% to 12.70%
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.80% to 1.40%	1,867,877	14.94 to 14.09	26,515,130	2.20%	4.92% to 4.28%
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2012	0.40% to 3.20%	28,617,794	13.17 to 11.62	397,465,850	2.07%	5.18% to 2.22%
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.80% to 1.40%	1,935,622	12.15 to 11.67	22,729,870	0.49%	13.83% to 13.14%
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class 2 (FMC2)
2012	0.40% to 3.30%	9,324,722	$11.19 to $ 21.50	$241,187,085	0.38%	14.10% to 10.77%
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.80% to 1.40%	2,036,328	20.41 to 20.01	50,881,408	1.89%	19.77% to 19.05%
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
VIP Overseas Portfolio - Initial Class R (FOPR)
2012	0.80% to 1.40%	1,648,948	15.48 to 14.51	24,145,786	1.92%	19.75% to 19.02%
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
VIP Overseas Portfolio - Service Class 2 (FO2)
2012	1.15% to 2.25%	124,307	19.70 to 17.64	2,396,554	1.64%	18.99% to 17.66%
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	0.40% to 2.95%	4,917,966	8.03 to 11.17	61,701,939	1.76%	19.97% to 16.89%
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.80% to 1.40%	396,128	17.56 to 16.46	6,579,269	0.50%	26.08% to 25.32%
2011	0.80% to 1.40%	432,099	13.93 to 13.14	5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.65% to 2.80%	11,580,755	12.21 to 11.94	150,710,957	6.36%	11.92% to 9.49%
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2012	0.95% to 2.80%	2,898,040	16.13 to 14.96	53,163,767	1.62%	10.90% to 8.82%
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2012	0.40% to 3.20%	5,909,169	13.21 to 18.92	140,705,161	0.76%	17.91% to 14.59%
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.80% to 2.65%	1,605,393	12.00 to 15.71	27,445,545	1.42%	12.25% to 10.15%
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2012	0.95% to 2.25%	165,137	17.90 to 19.09	3,401,372	2.97%	17.11% to 15.57%
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.80% to 3.30%	4,857,387	$ 11.23 to $ 12.58	$ 71,028,710	2.99%	17.35% to 14.39%
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.65% to 2.65%	6,702,502	15.88 to 16.58	121,596,625	6.32%	14.31% to 12.01%
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.75% to 2.65%	2,790,624	10.48 to 9.58	28,120,573	2.64%	14.47% to 12.27%
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.40% to 3.05%	13,542,864	10.59 to 9.05	157,169,937	2.89%	4.19% to 1.41%
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
Growth Portfolio - I Class Shares (AMTG)
2012	1.30%	5	60.41	302	0.00%	11.13%
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	5.65 to 7.10	7,732,508	0.00%	-46.87% to -48.18%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.80% to 2.80%	252,460	8.95 to 11.16	3,401,665	0.00%	7.95% to 5.77%
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.80% to 2.65%	1,432,779	14.60 to 14.87	23,889,201	0.22%	10.09% to 8.03%
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.80% to 1.40%	1,434,115	20.53 to 21.14	37,466,189	1.35%	11.44% to 10.76%
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.80% to 1.40%	1,736,330	$15.22 to $ 14.98	$33,119,981	4.89%	9.41% to 8.74%
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.80% to 1.40%	2,245,911	24.41 to 23.02	52,131,298	2.12%	20.25% to 19.53%
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
Global Securities Fund/VA - Class 4 (OVGS4)
2012	0.75% to 2.80%	4,390,476	10.40 to 13.76	67,830,605	1.92%	20.05% to 17.56%
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.80% to 1.40%	2,405,799	43.41 to 40.68	104,525,558	2.16%	20.29% to 19.56%
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
Global Securities Fund/VA - Service Class (OVGSS)
2012	0.95% to 2.25%	310,391	19.48 to 22.02	7,406,259	1.91%	19.80% to 18.22%
2011	0.95% to 2.25%	368,092	16.26 to 18.62	7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.80% to 1.40%	1,074,623	11.28 to 10.45	11,345,866	1.01%	15.93% to 15.23%
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
Main Street Fund(R)/VA - Service Class (OVGIS)
2012	0.40% to 3.20%	12,583,850	10.83 to 13.01	204,894,940	0.65%	16.14% to 12.87%
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.80% to 1.40%	397,625	11.48 to 11.02	4,409,595	0.57%	17.04% to 16.33%
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2012	0.40% to 3.30%	2,334,765	12.52 to 17.75	53,269,053	0.33%	17.20% to 13.78%
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.80% to 1.40%	1,559,411	6.58 to 6.09	9,602,969	0.00%	15.51% to 14.81%
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.80% to 1.40%	67,987	10.16 to 10.15	690,480	0.00%	1.65% to 1.54%	****
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2012	0.95% to 2.75%	874,911	10.16 to 10.12	8,879,113	0.00%	1.58% to 1.25%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.65% to 2.55%	1,874,670	10.67 to 10.53	19,881,541	6.23%	6.71% to 5.35%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.75% to 2.55%	1,763,524	$ 13.31 to $ 12.45	$ 22,842,574	5.09%	4.44% to 2.54%
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.40% to 3.20%	28,772,761	12.23 to 11.02	337,025,026	1.81%	5.33% to 2.36%
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.40% to 2.80%	17,987,204	10.98 to 10.54	193,716,161	2.44%	9.06% to 6.43%
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	1.05% to 2.30%	187,620	13.43 to 13.06	2,644,472	1.81%	17.88% to 16.39%
2011	1.05% to 2.35%	212,998	11.40 to 11.18	2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	1.15% to 2.05%	21,475	16.07 to 14.71	332,677	2.25%	20.51% to 19.41%
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.95% to 2.35%	127,985	14.24 to 13.61	1,899,798	0.38%	13.14% to 11.54%
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
Van Kampen V.I. American Franchise Fund: Series II Shares (ACEG2)
2012	0.80% to 2.55%	548,055	9.68 to 9.56	5,277,298	0.00%	-3.21% to -4.37%	****
Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
Diversified Stock Fund Class A Shares (VYDS)
2012	1.15% to 1.55%	26,781	14.73 to 14.18	390,226	0.99%	14.94% to 14.47%
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
Health Sciences Portfolio - II (TRHS2)
2012	0.65% to 2.80%	3,798,987	15.12 to 14.26	56,146,556	0.00%	30.15% to 27.32%
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	0.75% to 2.55%	1,388,083	9.68 to 9.56	13,363,085	0.78%	-3.24% to -4.42%	****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.80% to 1.40%	576,088	22.02 to 22.53	15,204,351	1.74%	4.70% to 4.07%
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.80% to 1.40%	1,277,864	25.87 to 23.47	30,377,030	0.00%	28.77% to 27.99%
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.75% to 2.80%	2,974,012	$ 9.77 to $ 9.64	$ 65,033,799	0.76%	-2.28% to -3.63%	****
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.65% to 2.80%	9,003,602	14.04 to 12.96	122,124,768	1.13%	18.40% to 15.83%
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.75% to 2.80%	2,344,079	10.86 to 10.71	25,294,682	0.05%	8.55% to 7.05%	****
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.40% to 2.80%	741,676	10.13 to 9.97	7,454,095	0.00%	1.29% to -0.34%	****
Variable Insurance Portfolios - Pathfinder Conservative (WRPCP)
2012	0.40%	199,019	11.61	2,311,373	0.81%	6.52%
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Variable Insurance Portfolios - Pathfinder Moderate (WRPMP)
2012	0.40%	1,406,121	12.03	16,912,148	0.74%	9.09%
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Variable Insurance Portfolios - Pathfinder Moderately Aggressive (WRPMAP)
2012	0.40%	2,235,029	12.20	27,276,311	0.71%	10.37%
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Variable Insurance Portfolios - Pathfinder Moderately Conservative (WRPMCP)
2012	0.40%	449,607	11.87	5,337,953	0.69%	7.98%
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage VT Discovery Fund (SVDF)
2012	1.30%	74	48.13	3,562	0.00%	16.20%
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.40% to 2.70%	2,006,569	16.97 to 14.80	32,340,952	0.00%	7.44% to 4.95%
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2012	1.10%	753	9.84	7,408	0.87%	12.74%
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
Advantage VT Core Bond Fund (WFVTRB)
2012	1.15% to 1.25%	21,348	14.52 to 14.40	307,599	1.44%	4.87% to 4.77%
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
Advantage - VT Omega Growth Fund - Class 2 (WFVOG2)
2012	1.15% to 1.75%	3,493	14.03 to 13.82	48,543	0.00%	19.00% to 18.28%
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Managed Allocation Fund - Moderate Growth II (obsolete) (VFMG2)
2011	1.15% to 2.20%	293,739	$11.34 to $ 10.46	$3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
V.I. Capital Appreciation Fund - Series II (obsolete) (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
V.I. Capital Development Fund - Series II (obsolete) (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	0.80% to 1.40%	551,256	21.46 to 20.49	11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
Advantage Funds Variable Trust - VT Large Company Growth Fund (obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
Advantage Funds Variable Trust - VT Money Market Fund (obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	10.83 to 10.58	156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares (obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II (obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
NVIT Worldwide Leaders Fund - Class VI (obsolete) (NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Class 4 (obsolete) (OVHI4)
2011	0.95% to 2.75%	2,632,631	$2.79 to $ 2.56	$7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
High Income Fund/VA - Service Class (obsolete) (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
NVIT Global Financial Services Fund - Class II (obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
NVIT Health Sciences Fund - Class II (obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	12.16 to 14.17	1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to -27.19%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
NVIT Health Sciences Fund - Class VI (obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
NVIT Technology & Communications Fund - Class II (obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
NVIT Technology & Communications Fund - Class VI (obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT U.S. Growth Leaders Fund - Class II (obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	$8.10 to $ 12.26	$14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%

2012	Reserves for annuity contracts in payout phase:			8,281,156
2012	Contract owners equity:			$33,972,994,748
2011	Reserves for annuity contracts in payout phase:			8,361,300
2011	Contract owners equity:			$29,793,903,432
2010	Reserves for annuity contracts in payout phase:			8,598,792
2010	Contract owners equity:			$26,665,526,554
2009	Reserves for annuity contracts in payout phase:			8,394,197
2009	Contract owners equity:			$21,471,280,300
2008	Reserves for annuity contracts in payout phase:			7,453,205
2008	Contract owners equity:			$16,006,481,073

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
(2)	Not Applicable
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.
(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.
(5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements.
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm".
(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm".
(5)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(6)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm".
(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm".
(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm".
(11)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm".
(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm".
(13)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm".
(14)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(15)	Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(16)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm".
(17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(18)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".

(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., dated November 15, 2004, as amended, under document "wellsfargofpa.htm".
The following fund participation agreement was filed previously on April 18, 2008, with post-effective amendment number 20 (File No. 333-62692) as Exhibit 24(b) and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc., dated August 13, 2010, under document "huntingtonfpa.htm".
The following fund participation agreements were filed previously on April 12, 2011, with post-effective amendment number 43 (File No. 333-43671) as Exhibit 26(h) and are hereby incorporated by reference.
(24)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, under document "delawarefpa.htm".
(25)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 7,817 and 7,034 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 23, 2013.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 23, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact